        AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON 04/05/11

                                                  REGISTRATION NUMBER 333-156911
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    ---------

                                    FORM N-4

                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 3


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                                  (Registrant)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                                   (Depositor)

             1300 HALL BOULEVARD, BLOOMFIELD, CONNECTICUT 06002-2910
              (Address of Depositor's Principal Executive Offices)
        Depositor's Telephone Number, including area code: (860) 656-3000


                           NICHOLAS D. LATRENTA, ESQ.


                                 GENERAL COUNSEL

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  1300 HALL BOULEVARD, BLOOMFIELD, CONNECTICUT
                     (Name and Address of Agent for Service)

                                   COPIES TO:
                                 DIANE E. AMBLER
                                 K & L GATES LLP
                                1601 K STREET, NW
                              WASHINGTON, DC 20006

                                    ---------

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.


[X] on May 1, 2011 pursuant to paragraph (b) of Rule 485.


[ ] days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Allocated and Unallocated Group Variable Annuity Contracts

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--------------------------------------------------------------------------------

                     METLIFE RETIREMENT PERSPECTIVES ("MRP")
                                   PROSPECTUS

This prospectus describes MRP, Gold Track VSP (also referred to as "Very Small Plan" or "VSP"), and Unregistered Gold Track, each a group variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut (the "Company," "Us" or "We") designed to fund plans ("Plans") established under section 401 of the Internal Revenue Code of 1986, as amended (the "Code"). The Company is not a party to the Plan. Under some circumstances the Plans may also enter into agreements for services from a Third Party Administrator, whose services are separate and distinct from the Contracts, and a separate fee is payable to the Third Party Administrator by the Plan. Amounts held under the Plans may be entitled to tax-deferred treatment under the Code. The Contract is not available to new purchasers. Current Contract Owners may make additional Purchase Payments and enroll new Participants in the Plan funded by the Contract.

Purchase of this Contract through a Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing the Contract for its death benefit, Annuity option benefits or other non-tax related benefits.

The Contract's value will vary daily to reflect the investment experience of the Funding Options you select and the interest credited to the Fixed Account. The Funding Options available for all Contracts are:


AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2      Lazard Mid Cap Portfolio -- Class A
  American Funds Global Growth Fund                Legg Mason ClearBridge Aggressive Growth
  American Funds Growth Fund                          Portfolio -- Class B
  American Funds Growth-Income Fund                Lord Abbett Bond Debenture
FIDELITY(R) VARIABLE INSURANCE                        Portfolio -- Class A
  PRODUCTS -- SERVICE CLASS 2                      Lord Abbett Mid Cap Value
  Contrafund(R) Portfolio                             Portfolio -- Class B
  Mid Cap Portfolio                                Met/Templeton Growth Portfolio -- Class E
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS     MetLife Aggressive Strategy
  TRUST -- CLASS 2                                    Portfolio -- Class B
  Templeton Developing Markets Securities          MFS(R) Emerging Markets Equity
     Fund                                             Portfolio -- Class A
  Templeton Foreign Securities Fund                MFS(R) Research International
JANUS ASPEN SERIES -- SERVICE SHARES                  Portfolio -- Class B
  Enterprise Portfolio                             Oppenheimer Capital Appreciation
LEGG MASON PARTNERS INCOME TRUST -- CLASS A           Portfolio -- Class A
  Legg Mason Western Asset Corporate Bond          PIMCO Inflation Protected Bond
     Fund                                             Portfolio -- Class A
LEGG MASON PARTNERS VARIABLE EQUITY TRUST          PIMCO Total Return Portfolio -- Class B
  Legg Mason ClearBridge Variable Aggressive       Pioneer Fund Portfolio -- Class A
     Growth Portfolio -- Class I                   Pioneer Strategic Income Portfolio -- Class
  Legg Mason ClearBridge Variable                     A
     Appreciation Portfolio -- Class I             T. Rowe Price Large Cap Value
  Legg Mason ClearBridge Variable Equity              Portfolio -- Class B
     Income Builder Portfolio -- Class I           Third Avenue Small Cap Value
  Legg Mason ClearBridge Variable Fundamental         Portfolio -- Class B
     All Cap                                       Van Kampen Comstock Portfolio -- Class B
  Value Portfolio -- Class I                     METROPOLITAN SERIES FUND, INC.
  Legg Mason ClearBridge Variable Large Cap        BlackRock Aggressive Growth
     Growth Portfolio -- Class I                      Portfolio -- Class D
  Legg Mason ClearBridge Variable Large Cap        BlackRock Bond Income Portfolio -- Class A
     Value Portfolio -- Class I                    BlackRock Diversified Portfolio -- Class A
  Legg Mason ClearBridge Variable Small Cap        BlackRock Large Cap Value
     Growth Portfolio -- Class I                      Portfolio -- Class B
  Legg Mason Investment Counsel Variable           BlackRock Legacy Large Cap Growth
     Social                                           Portfolio -- Class A
  Awareness Portfolio                              BlackRock Money Market Portfolio -- Class E
LEGG MASON PARTNERS VARIABLE INCOME                Davis Venture Value Portfolio -- Class A
  TRUST -- CLASS I                                 FI Value Leaders Portfolio -- Class D
  Legg Mason Western Asset Variable Global         MetLife Conservative Allocation
     High Yield                                       Portfolio -- Class B
  Bond Portfolio                                   MetLife Conservative to Moderate Allocation
MET INVESTORS SERIES TRUST                            Portfolio -- Class B
  American Funds(R) Balanced Allocation            MetLife Moderate Allocation
     Portfolio -- Class C                             Portfolio -- Class B
  American Funds(R) Growth Allocation              MetLife Moderate to Aggressive Allocation
     Portfolio -- Class C                             Portfolio -- Class B
  American Funds(R) Moderate Allocation            MetLife Stock Index Portfolio -- Class A
     Portfolio -- Class C                          MFS(R) Total Return Portfolio -- Class F
  BlackRock High Yield Portfolio -- Class A        MFS(R) Value Portfolio -- Class A
  BlackRock Large Cap Core Portfolio -- Class      Oppenheimer Global Equity
     E                                                Portfolio -- Class B
  Clarion Global Real Estate                       T. Rowe Price Large Cap Growth
     Portfolio -- Class A                             Portfolio -- Class B
  Dreman Small Cap Value Portfolio -- Class A      T. Rowe Price Small Cap Growth
  Harris Oakmark International                        Portfolio -- Class B
     Portfolio -- Class A                          Western Asset Management U.S. Government
  Invesco Small Cap Growth Portfolio -- Class         Portfolio -- Class A
     A
  Janus Forty Portfolio -- Class A




Certain Funding Options have been subject to a change. Please see "Appendix B -- Additional Information Regarding the Underlying Funds."


The Fixed Account is described in a separate prospectus. The Contract, certain contract features and/or some of the Funding Options may not be available in all states.

The Contract, certain contract features and/or some of the Funding Options may not be available in all states.


This prospectus sets forth the information that you should know before investing in the Contract. This prospectus should be kept for future reference. You can receive additional information about your Contract by requesting a Statement of Additional Information ("SAI") dated May 1, 2011. We filed the SAI with the Securities and Exchange Commission ("SEC") and it is incorporated by reference into this prospectus. To request a copy, write to Us at 4700 Westown Parkway, Ste. 200, West Des Moines, IA 50266, call 1-800-842-9368, or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                          PROSPECTUS DATED: MAY 1, 2011

                                TABLE OF CONTENTS


                                                                          PAGE
                                                                          ----
Glossary................................................................     3
Summary:................................................................     6
Fee Table...............................................................     9
Condensed Financial Information.........................................    15
The Annuity Contract and Your Retirement Plan...........................    15
The Annuity Contract....................................................    16
  General...............................................................    16
  Contract Owner Inquiries..............................................    16
  Allocated Contracts...................................................    16
  Unallocated Contracts.................................................    16
  Purchase Payments.....................................................    17
  Crediting Purchase Payments...........................................    17
  Accumulation Units....................................................    17
  Contract Value........................................................    17
  The Funding Options...................................................    18
  Metropolitan Series Fund, Inc. Asset Allocation Portfolios............    24
  Met Investors Series Trust -- Asset Allocation Portfolios.............    24
Charges and Deductions..................................................    25
  General...............................................................    25
  Surrender Charge......................................................    26
  Daily Asset Charge....................................................    27
  Variable Liquidity Benefit Charge.....................................    27
  Funding Option Charges................................................    28
  Semi-Annual Administrative Charge.....................................    28
  Installation Charge...................................................    29
  TPA Administrative Charges............................................    29
  Premium Tax...........................................................    29
  Changes in Taxes Based upon Premium or Value..........................    29
  Account Reduction Loan Fees...........................................    29
Transfers...............................................................    29
  Transfers of Contract Value between Funding Options...................    29
  Transfers From the Fixed Account......................................    30
  Market Timing/Excessive Trading.......................................    30
  Dollar Cost Averaging.................................................    32
  Transfers from Funding Options to Contracts Not Issued by Us..........    32
  Transfers to or from Other Contracts Issued by Us.....................    32
  Transfers from Contracts Not Issued by Us.............................    33
Access to Your Money....................................................    33
  Systematic Withdrawals................................................    33
  Account Reduction Loans...............................................    33
Ownership Provisions....................................................    34
  Types of Ownership....................................................    34
  Contract Owner........................................................    34
  Beneficiary...........................................................    34
  Annuitant.............................................................    34
Death Benefit...........................................................    34
  Death Benefits Prior to the Maturity Date.............................    34
The Annuity Period......................................................    35
  Maturity Date.........................................................    35
  Allocation of Annuity.................................................    35
  Variable Annuity......................................................    35
  Fixed Annuity.........................................................    36
  Election of Options...................................................    36
  Retired Life Certificate..............................................    37
  Allocation of Cash Surrender Value During the Annuity Period..........    37
  Annuity Options.......................................................    37
  Variable Liquidity Benefit............................................    38
Miscellaneous Contract Provisions.......................................    38
  Contract and Participant's Individual Account Termination.............    38
  Suspension of Payments................................................    39
  Misstatement..........................................................    39
  Funding Options.......................................................    39
The Separate Account....................................................    39
  Performance Information...............................................    40
Federal Tax Considerations..............................................    40
  General...............................................................    41
  Systematic Withdrawal Program for Substantially Equal Periodic
     Payments (SEPP) and Income Options.................................    42
  Separate Account Charges..............................................    42
  Qualified Contracts...................................................    42
  KEOGH Plans...........................................................    44
  401(k)Plans...........................................................    45
  Puerto Rico Tax Considerations........................................    45
Other Information.......................................................    47
  The Insurance Company.................................................    47
  Financial Statements..................................................    47
  Distribution of the Contracts.........................................    47
  Conformity with State and Federal Laws................................    49
  Voting Rights.........................................................    49
  Contract Modification.................................................    50
  Postponement of Payment (the "Emergency Procedure")...................    50
  Restrictions on Financial Transactions................................    50
  Legal Proceedings.....................................................    50
Appendix A: Condensed Financial Information for MetLife of CT Separate
  Account QPN for Variable Annuities....................................   A-1
Appendix B: Additional Information Regarding the Underlying Funds.......   B-1
Appendix C: Portfolio Legal and Marketing Names.........................   C-1
Appendix D: Contents of the Statement of Additional Information.........   D-1
Appendix E: Competing Funds.............................................   E-1

                                    GLOSSARY

ACCUMULATION PERIOD -- the period before the commencement of Annuity Payments.

ACCUMULATION UNIT -- an accounting unit of measure used to calculate Contract Values before Annuity Payments begin.

ANNUITANT -- a person on whose life the Maturity Date depends, and Annuity Payments are made.

ANNUITY -- payment of income for a stated period or amount.

ANNUITY PAYMENTS -- a series of periodic payments (i) for life; (ii) for life with a minimum number of payments; (iii) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (iv) for a fixed period.

ANNUITY PERIOD -- the period following commencement of Annuity Payments.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

BENEFICIARY(IES) -- the person(s) or trustee designated to receive any remaining contractual benefits in the event of a Participant's, Annuitant's or Contract Owner's death, as applicable.

CASH SURRENDER VALUE -- the Contract Value less any amounts deducted upon a withdrawal or surrender, outstanding loans, if available under the Contract, any applicable Premium Taxes or other surrender charges not previously deducted.

CERTIFICATE -- (if applicable), the document issued to Participants under a master group Contract. Any reference in this prospectus to the Contract includes the underlying Certificate.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

COMPANY (WE, US, OUR) -- MetLife Insurance Company of Connecticut.

COMPETING FUND -- any investment option under the Plan, which, in Our opinion, consists primarily of fixed-income securities and/or money market instruments.

CONTRACT -- for convenience, means the Contract or Certificate, (if applicable). For example, Contract Year also means Certificate Year.

CONTRACT DATE -- the date on which the Contract is issued. For certain group Contracts, it is the date on which the Contract becomes effective, as shown on the specifications page of the Contract.

CONTRACT DISCONTINUANCE -- termination of the Contract by the Contract Owner of the Contract and all Certificates, if any.

CONTRACT OWNER -- the person named in the Contract (on the specifications page). For certain group Contracts, the Contract Owner is the trustee or other entity which owns the Contract.

CONTRACT VALUE/ ACCOUNT VALUE/ CASH VALUE -- the value of the Accumulation Units in Your Account (or a Participant's Individual Account, if applicable) less any reductions for administrative charges, (hereinafter referred to in the prospectus as Contract Value).

CONTRACT YEAR -- twelve month periods beginning with the Contract Date, or any anniversary thereof.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

ERISA -- The Employee Retirement Income Security Act of 1974, as amended, and all related laws and regulations which are in effect during the term of this Contract.

ERISA DISCLOSURE AND ACKNOWLEDGMENT FORM -- the document required under the Employee Retirement Income Security Act regarding commissions paid to agents involved in the contract sale.

EXCESS PLAN CONTRIBUTIONS -- Plan contributions including excess deferrals, excess contributions, excess aggregate contributions, excess annual additions, and excess nondeductible contributions that require correction by the Plan Administrator.

FIXED ACCOUNT -- an account that consists of all of the assets under the Contract other than those in the Separate Account. The Fixed Account is part of the general assets of the Company.

FIXED ANNUITY -- an Annuity payout option with payments which remain fixed as to dollar amount throughout the payment period and which do not vary with the investment experience of a Separate Account.

FUNDING OPTIONS -- the variable investment options to which Purchase Payments under the Contract may be allocated.

GOOD ORDER -- A request or transaction generally is considered in "good order" if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. If you have any questions, you should contact us or your sales representative before submitting the form or request.

HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut, 1300 Hall Boulevard, Bloomfield, CT 06002-2910, or any other office that we may designate for the purpose of administering this Contract. The office that administers Your Contract is located at 4700 Westown Parkway, Ste. 200, West Des Moines, Iowa 50266.

INDIVIDUAL ACCOUNT -- an account which Accumulation Units are credited to a Participant or Beneficiary under the Contract.

MATURITY DATE/ ANNUITY COMMENCEMENT DATE -- the date on which the Annuity Payments are to begin, (hereinafter referred to in the prospectus as Maturity
Date).

PARTICIPANT -- an individual participating under a group Contract or an eligible person who is a member in the Plan.

PAYMENT OPTION -- an Annuity or income option elected under your Contract.

PLAN -- for a group Contract, the Plan or the arrangement used in a retirement plan or program whereby the Purchase Payments and any gains are intended to qualify under Sections 401, 403(b) or 457 of the Code.

PLAN ADMINISTRATOR -- the corporation or other entity so specified on the application or purchase order. If none is specified, the Plan Trustee is the Plan Administrator.

PLAN TERMINATION -- termination of Your Plan, including partial Plan Termination, as determined by Us.

PLAN TRUSTEE -- the trustee specified in the Contract specifications.

PREMIUM TAX -- the amount of tax, if any, charged by the state or municipality.

PURCHASE PAYMENTS -- the premium payment(s) applied to the Contract, less any Premium Taxes, (if applicable).

QUALIFIED CONTRACT -- a Contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, 414(d) or 457 of the Code.

SEPARATE ACCOUNT -- a segregated account, the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

THIRD PARTY ADMINISTRATOR ("TPA") -- an entity that has separately contracted with the Contract Owner to provide administrative and/or distribution services for the Plan.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the Securities and Exchange Commission ("SEC") in which the Subaccounts invest.

VALUATION DATE -- a day on which the New York Stock Exchange ("NYSE") is open for business. The value of each Subaccount is determined at the close of the NYSE on such days.

VALUATION PERIOD -- the period between the end of one Valuation Date and the end of the next Valuation Date.

VARIABLE ANNUITY -- an Annuity payout option providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

WRITTEN REQUEST -- written instructions or information sent to Us in a form and content satisfactory to Us and received in good order at Our Home Office.

YOU, YOUR -- "You", depending on the context, may be the Certificate holder, the Participant or the Contract Owner and a natural person, a trust established for the benefit of a natural person or a charitable remainder trust, or a Plan (or the employer purchaser who has purchased the Contract on behalf of the Plan).

YOUR ACCOUNT -- Accumulation Units credited to you under this Contract.

                                    SUMMARY:

                     METLIFE RETIREMENT PERSPECTIVES ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACTS? The Contracts offered by MetLife Insurance Company of Connecticut are designed for use in conjunction with certain qualified Plans including tax-qualified pension or profit-sharing Plans under Section 401 of the Code. The minimum Purchase Payment allowed is an average of $1,000 annually per Participant's Individual Account, or $10,000 annually per Contract. The maximum Purchase Payment allowed without Company approval is $3,000,000.

Because of the size of these Contracts, the possible involvement of Third Party Administrators ("TPAs"), the allocated or unallocated nature of the Contract, and a competitive bidding process, which may include negotiation, many of the charges imposed in the Contract are likely to vary from one Plan to the next. The Contract design allows the Company maximum flexibility, within the limitations imposed by law, to "custom design" a charge structure that is likely to be acceptable to a particular prospective Contract Owner.

We offer a group allocated Contract designed to record information for all present and future Participants under the Contract. At the Contract Owner's direction, We will establish Participant Individual Accounts for each Participant in the Plan. All Purchase Payments are allocated among the available Funding Options and/or the Fixed Account under the Contract, as directed by the Contract Owner. We guarantee money directed to the Fixed Account as to principal and interest. If the Contract Owner provides written authorization, Participants can make individual allocations among the available Funding Options selected by the Plan. We will satisfy distribution requests from the Participant's Individual Accounts.

We also offer an unallocated Annuity Contract, designed for use with certain Plans where the employer has secured the services of a TPA to provide, among other things, Participant level recordkeeping services. All Purchase Payments are allocated among the available Funding Options under the Contract, as directed by the Contract Owner. There are not individual allocations under the unallocated Contracts for individual Participants. The Contract Owner, through the TPA, must maintain records of the account balance for each Participant.

The Contract, like all deferred Variable Annuity contracts, has two phases: the accumulation phase and the payout phase (Annuity Period). During the accumulation phase generally, pre-tax contributions accumulate on a tax-deferred basis and are taxed as income upon withdrawal, presumably when the Participant is in a lower tax bracket. The payout phase occurs when amounts attributable to a Participant are distributed from the Contract. The amount of money accumulated in the Contract determines the amount of income paid out during the payout phase.

During the payout phase, Participants may choose to receive Annuity Payments in the form of a Variable Annuity, a Fixed Annuity or a combination of both.

Once Participants choose one of the Annuity options and begin to receive payments, it cannot be changed. During the payout phase, Participants have the same investment choices they had during the accumulation phase. If amounts are directed to the Funding Options, the dollar amount of the payments may increase or decrease.

WHO IS THE CONTRACT ISSUED TO? The Contract is issued to a Plan Trustee. Where We refer to "You," We are referring to the Plan Trustee. The Contracts may be issued on either an allocated or an unallocated basis. Both the allocated and unallocated Contracts provide for fixed (general account) and variable (Separate Account) accumulations and Annuity payouts. Where We refer to Your Contract, We are referring to a group Contract. We hold all Purchase Payments under the Contract at Your direction. As Contract Owner, You have all rights in and obligations of the Contract. For unallocated Contracts, We will take direction only from You or Your designee regarding amounts held in the Contract. For allocated Contracts, You may authorize us to take direction from Plan Participants regarding allocation of their Individual Account balances, Dollar Cost Averaging ("DCA"), transfers and auto-rebalancing.

Depending on Your retirement Plan provisions, certain features and/or Funding Options described in this prospectus may not be available to You (for example, DCA, automatic rebalancing, systematic withdrawals, etc.). Your retirement Plan provisions supersede the prospectus. If Participants have any questions about Your specific retirement Plan, contact Your Plan Administrators.

The Contract may not currently be available for sale in all states. Contracts issued in Your state may provide different features and benefits and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.

The Contract is not available to new purchasers. Current Contract Owners may make additional Purchase Payments and enroll new Participants.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE FUNDING OPTIONS AND HOW THEY OPERATE? The Funding Options represent Subaccounts of the Separate Account. You can direct the Separate Account, through its Subaccounts, to use Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. If the Contract is an allocated Contract, You can authorize Participants to direct their Purchase Payments to purchase shares of one or more of the Underlying Funds. Depending on which Subaccounts You (or for allocated Contracts, Participants) select, the Underlying Funds may be retail funds that are available to the public or they may be mutual funds that are only available to insurance company separate accounts. Depending on market conditions, You (or for allocated Contracts, Participants) may make or lose money in any of these Funding Options.

You can transfer among the Funding Options without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, We would always allow one transfer every six months. We reserve the right to restrict transfers that We determine will disadvantage other Contract Owners. You may also transfer between the Fixed Account and the non-competing Funding Options at least once every six months, provided no more than 20% of the fixed Contract Value is transferred out in any Contract Year. Additional restrictions may apply. Amounts previously transferred from the Fixed Account to the Funding Options may not be transferred back to the Fixed Account for a period of at least three months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. For allocated Contracts we may deduct a semi-annual Contract administrative charge of $15 from each Participant's Individual Account. We deduct a maximum Daily Asset Charge (also called the mortality and expense risk charge or M&E charge) of 1.50% (1.30% for unallocated Contracts in Florida) of the amounts You or Participants direct to the Funding Options. Each Funding Option also charges for management costs and other expenses.

The Contract will specify whether a surrender charge or a contingent deferred sales charge applies to amounts withdrawn from the Contract. Only one of the charges will apply to Your Contract. The amount of the surrender charge depends on the aggregate assets in the Contract at the time the Contract is issued and the length of time the Contract has been in force. For Contracts with aggregate assets less than $1,000,000 as of the Contract's effective date, the maximum surrender charge is 5% of the amount surrendered in the first Contract Year, 4% in year two, 3% in year three, 2% in year four, 1% in year five, and 0% beginning in the sixth year. Contracts with aggregate assets of $1,000,000 or more as of the Contract's effective date will not have a surrender charge. For Contracts issued before May 24, 2005, the maximum surrender charge is 5% of the amount surrendered in the first two Contract Years, up to 4% in years three and four, up to 3% in years five and six, up to 2% in years seven and eight, and 0% beginning in the ninth year. Contracts issued prior to May 24, 2005 may instead provide for a contingent deferred sales charge. The maximum contingent deferred sales charge is 5.5% of each Purchase Payment for a period of five years from the date the Purchase Payment was made.

If You withdraw all amounts under the Contract, or if You or Participants begin receiving Annuity/income Payments, we may be required by Your state to deduct a Premium Tax.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 5% of the amounts withdrawn. Please refer to the "The Annuity Period" section for a description of this benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments You make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, Participants will be taxed on Purchase Payments allocated to their Individual Account and on any earnings upon a withdrawal or receipt of Annuity payments. If a Participant is younger than 59 1/2 when he or she makes a withdrawal, the Participant may be charged a 10% federal penalty tax on the amount withdrawn. Participants may be required by federal tax laws to begin receiving payments from their Individual Account Annuity or risk paying a penalty tax.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? For allocated Contracts, a death benefit is provided in the event of death of the Participant under a Participant's Individual Account prior to the earlier of the Participant's 75(th) birthday or the Maturity Date. For unallocated Contracts, a death benefit is only available with the Company's approval, and may not be available in all jurisdictions. Any amounts paid will be reduced by any applicable Premium Tax, outstanding loans or surrenders not previously deducted.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features You may be interested in. These include:

     - DOLLAR COST AVERAGING. This is a program that allows You to invest a fixed amount of money in Funding Options each month, theoretically giving You a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in Your Contract to match the rebalancing allocation selected.

     - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, You can arrange to have money sent to You at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals may be subject to a withdrawal charge.

                                    FEE TABLE

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract, take an Account Reduction Loan or transfer Contract Value between Funding Options. Expenses shown do not include Premium Taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

MAXIMUM TRANSACTION EXPENSES

SURRENDER CHARGE:...................................................   5%(1), (2), (3)
(As a percentage of amount surrendered)
CONTINGENT DEFERRED SALES CHARGE ("CDSC"):..........................   5.50%
(Only Contracts issued prior to May 24, 2005) (As a percentage of
  Purchase Payments withdrawn)
IF WITHDRAWN WITHIN 5 YEARS AFTER THE PURCHASE PAYMENT IS MADE:.....   5.50%
IF WITHDRAWN 5 OR MORE YEARS AFTER THE PURCHASE PAYMENT IS MADE:....   0%
VARIABLE LIQUIDITY BENEFIT CHARGE:..................................   5%(3), (4)
(As a percentage of the present value of the remaining Annuity
  Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net
  Investment Factor used to calculate the Annuity Payments)
ACCOUNT REDUCTION LOAN INITIATION FEE...............................   $75


---------
(1) For Contracts issued after May 24, 2005, the surrender charge will depend on the expected level of aggregate Contract assets during the first Contract Year, as determined by the Company. If the expected level of aggregate Contract assets during the first Contract Year is less than $1,000,000, the surrender charge declines to zero after the end of the 5th Contract Year. The charge is as follows:


              CONTRACT YEAR
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    SURRENDER CHARGE
------------------------    -------------    ----------------
         0 years               1 years              5%
         1 years               2 years              4%
         2 years               3 years              3%
         3 years               4 years              2%
         4 years               5 years              1%
        5+ years                                    0%



          If the expected level of aggregate Contract assets during the first Contract Year is greater than or equal to $1,000,000, there will be no surrender charge.

(2) For Contracts issued before May 24, 2005, the surrender charge declines to zero after the end of the 8th Contract Year. The charge is as follows:


              CONTRACT YEAR
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    SURRENDER CHARGE
------------------------    -------------    ----------------
         0 years               2 years              5%
         2 years               4 years              4%
         4 years               6 years              3%
         6 years               8 years              2%
        8+ years                                    0%



(3) A Contract will have either a surrender charge or a contingent deferred sales charge, depending on the issue date.
(4) This withdrawal charge only applies when an Annuitant makes a surrender after beginning to receive Annuity Payments. For Contracts issued on or after May 24, 2005, the charge is as follows:

              CONTRACT YEAR
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    SURRENDER CHARGE
------------------------    -------------    ----------------
         0 years               1 years              5%
         1 years               2 years              4%
         2 years               3 years              3%
         3 years               4 years              2%
         4 years               5 years              1%
        5+ years                                    0%



For Contracts issued before May 24, 2005, the charge is as follows:


              CONTRACT YEAR
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    SURRENDER CHARGE
------------------------    -------------    ----------------
         0 years               2 years              5%
         2 years               4 years              4%
         4 years               6 years              3%
         6 years               8 years              2%
        8+ years                                    0%




SEMI-ANNUAL ADMINISTRATIVE CHARGE:..................................   $15
Per Participant Individual Account (Allocated Contracts only)
INSTALLATION CHARGE:................................................   $1,000(5)
One-time charge applicable to allocated Contracts that has an average per Participant balance of less than $5,000 as of the effective date of the Contract


The next table describes the fees and expenses that You will pay periodically during the time that You own the Contract, not including Underlying Fund fees and expenses.

MAXIMUM ANNUAL SEPARATE ACCOUNT CHARGES

RANGE OF DAILY ASSET (MORTALITY & EXPENSE RISK) CHARGE(6)(7)

 AGGREGATE CONTRACT ASSETS     TOTAL ANNUAL DAILY ASSET CHARGE
---------------------------    -------------------------------
     $0 -- $249,999.99                      1.50%
  $250,000 -- $999,999.99                   1.30%
$1,000,000 -- $2,999,999.99                 1.05%
    $3,000,000 and over                     0.80%


We may reduce or eliminate the surrender charge, the contingent deferred sales charge, the semi-annual account charge and/or the daily asset charge under the Contract. See "Charges and Deductions" below.



(5) The Installation Charge is generally paid by the Plan sponsor, who may or may not allocate it among Participant accounts.
(6) The Daily Asset Charge will depend on the expected Aggregate Contract Assets during the first Contract year, as determined by the Company.

(7) We are waiving the following amounts of the Mortality and Expense Risk charge on these Subaccounts: 0.14% for the Subaccount investing in the Legg Mass ClearBridge Aggressive Growth Portfolio of the Met Investors Series Trust; 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio -- Class A of the Metropolitan Series Fund, Inc.; and 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio -- Class A of the Met Investors Series Trust. We are also waiving an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.87% of the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio -- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio -- Class A of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Lord Abbett Mid Cap Value Portfolio -- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio
      -- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.50% for the Subaccount investing in the BlackRock Money Market Portfolio - Class E of the Metropolitan Series Fund, Inc.; an amount equal to the Underlying Fund expenses that are in excess of 0.84% for the

      Subaccount investing in the Van Kampen Comstock Portfolio - Class B of the Met Investors Series Trust; and an amount equal to the Underlying Fund expenses that are in excess of 1.22% for the Subaccount investing in the RCM Technology Portfolio - Class B of the Met Investors Series Trust.



UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2010 (UNLESS OTHERWISE INDICATED):


The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and We have not independently verified it. Certain Portfolios may impose a redemption fee in the future. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9368.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                         MINIMUM    MAXIMUM
                                                                         -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and
  other expenses)                                                         0.27%      1.76%



UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ---------
AMERICAN FUNDS INSURANCE
  SERIES(R)  -- CLASS 2
  American Funds Global Growth
     Fund........................     0.53%        0.25%       0.03%            --            0.81%           --          0.81%
  American Funds Growth Fund.....     0.32%        0.25%       0.02%            --            0.59%           --          0.59%
  American Funds Growth-Income
     Fund........................     0.27%        0.25%       0.02%            --            0.54%           --          0.54%
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS  -- SERVICE CLASS 2
  Contrafund(R) Portfolio........     0.56%        0.25%       0.09%            --            0.90%           --          0.90%
  Mid Cap Portfolio..............     0.56%        0.25%       0.10%            --            0.91%           --          0.91%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
  Franklin Small-Mid Cap Growth
     Securities Fund+............     0.51%        0.25%       0.29%          0.01%           1.06%         0.01%         1.05%(1)
  Templeton Developing Markets
     Securities Fund.............     1.24%        0.25%       0.26%          0.01%           1.76%         0.01%         1.75%(1)
  Templeton Foreign Securities
     Fund........................     0.65%        0.25%       0.14%          0.01%           1.05%         0.01%         1.04%(1)
JANUS ASPEN SERIES -- SERVICE
  SHARES
  Enterprise Portfolio...........     0.64%        0.25%       0.04%            --            0.93%           --          0.93%
LEGG MASON PARTNERS INCOME
  TRUST -- CLASS A
  Legg Mason Western Asset
     Corporate Bond Fund.........     0.55%        0.25%       0.26%            --            1.06%           --          1.06%(2)
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason ClearBridge Variable
     Aggressive Growth Portfolio
     -- Class I..................     0.75%          --        0.04%            --            0.79%           --          0.79%
  Legg Mason ClearBridge Variable
     Appreciation
     Portfolio -- Class I........     0.71%          --        0.03%            --            0.74%           --          0.74%
  Legg Mason ClearBridge Variable
     Equity Income Builder
     Portfolio -- Class I........     0.75%          --        0.13%            --            0.88%           --          0.88%
  Legg Mason ClearBridge Variable
     Fundamental All Cap Value
     Portfolio  -- Class I.......     0.75%          --        0.05%            --            0.80%           --          0.80%

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ---------
  Legg Mason ClearBridge Variable
     Large Cap Growth Portfolio
     -- Class I..................     0.75%          --        0.16%            --            0.91%           --          0.91%
  Legg Mason ClearBridge Variable
     Large Cap Value Portfolio
     -- Class I..................     0.65%          --        0.10%            --            0.75%           --          0.75%
  Legg Mason ClearBridge Variable
     Small Cap Growth Portfolio
     -- Class I..................     0.75%          --        0.14%            --            0.89%           --          0.89%
  Legg Mason Investment Counsel
     Variable Social Awareness
     Portfolio...................     0.69%          --        0.28%            --            0.97%           --          0.97%
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST -- CLASS I
  Legg Mason Western Asset
     Variable Global High Yield
     Bond Portfolio..............     0.80%          --        0.11%            --            0.91%           --          0.91%
MET INVESTORS SERIES TRUST
  American Funds(R) Balanced
     Allocation
     Portfolio -- Class C........     0.06%        0.55%       0.02%          0.38%           1.01%           --          1.01%
  American Funds(R) Growth
     Allocation
     Portfolio -- Class C........     0.07%        0.55%       0.02%          0.38%           1.02%           --          1.02%
  American Funds(R) Moderate
     Allocation
     Portfolio -- Class C........     0.07%        0.55%       0.02%          0.37%           1.01%           --          1.01%
  BlackRock High Yield Portfolio
     -- Class A..................     0.60%          --        0.05%            --            0.65%           --          0.65%
  BlackRock Large Cap Core
     Portfolio  -- Class E.......     0.59%        0.15%       0.05%            --            0.79%           --          0.79%
  Clarion Global Real Estate
     Portfolio  -- Class A.......     0.62%          --        0.07%            --            0.69%           --          0.69%
  Dreman Small Cap Value
     Portfolio  -- Class A.......     0.79%          --        0.08%            --            0.87%           --          0.87%
  Harris Oakmark International
     Portfolio -- Class A........     0.78%          --        0.07%            --            0.85%         0.01%         0.84%(3)
  Invesco Small Cap Growth
     Portfolio  -- Class A.......     0.85%          --        0.04%            --            0.89%         0.02%         0.87%(4)
  Janus Forty Portfolio -- Class
     A...........................     0.63%          --        0.04%            --            0.67%           --          0.67%
  Lazard Mid Cap
     Portfolio -- Class A........     0.69%          --        0.04%            --            0.73%           --          0.73%
  Legg Mason ClearBridge
     Aggressive Growth
     Portfolio -- Class B........     0.64%        0.25%       0.04%            --            0.93%           --          0.93%
  Lord Abbett Bond Debenture
     Portfolio -- Class A........     0.50%          --        0.03%            --            0.53%           --          0.53%
  Lord Abbett Mid Cap Value
     Portfolio  -- Class B.......     0.68%        0.25%       0.07%            --            1.00%           --          1.00%
  Met/Templeton Growth Portfolio
      -- Class E.................     0.69%        0.15%       0.13%            --            0.97%         0.02%         0.95%(5)
  MetLife Aggressive Strategy
     Portfolio -- Class B........     0.09%        0.25%       0.02%          0.74%           1.10%         0.01%         1.09%(6)
  MFS(R) Emerging Markets Equity
     Portfolio -- Class A........     0.94%          --        0.18%            --            1.12%           --          1.12%
  MFS(R) Research International
     Portfolio -- Class B........     0.69%        0.25%       0.09%            --            1.03%         0.03%         1.00%(7)
  Oppenheimer Capital
     Appreciation
     Portfolio -- Class A........     0.60%          --        0.06%            --            0.66%           --          0.66%
  PIMCO Inflation Protected Bond
     Portfolio -- Class A........     0.47%          --        0.04%            --            0.51%           --          0.51%
  PIMCO Total Return
     Portfolio -- Class B........     0.48%        0.25%       0.03%            --            0.76%           --          0.76%
  Pioneer Fund Portfolio -- Class
     A...........................     0.64%          --        0.05%            --            0.69%         0.02%         0.67%(8)
  Pioneer Strategic Income
     Portfolio  -- Class A.......     0.59%          --        0.08%            --            0.67%           --          0.67%
  RCM Technology
     Portfolio -- Class B++......     0.88%        0.25%       0.09%            --            1.22%           --          1.22%
  T. Rowe Price Large Cap Value
     Portfolio -- Class B........     0.57%        0.25%       0.02%            --            0.84%           --          0.84%(9)

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ---------
  Third Avenue Small Cap Value
     Portfolio -- Class B........     0.74%        0.25%       0.04%            --            1.03%           --          1.03%
  Van Kampen Comstock
     Portfolio -- Class B........     0.60%        0.25%       0.04%            --            0.89%           --          0.89%
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth
     Portfolio -- Class D........     0.73%        0.10%       0.04%            --            0.87%           --          0.87%
  BlackRock Bond Income
     Portfolio  -- Class A.......     0.37%          --        0.03%            --            0.40%         0.03%         0.37%(10)
  BlackRock Diversified
     Portfolio -- Class A........     0.46%          --        0.04%            --            0.50%           --          0.50%
  BlackRock Large Cap Value
     Portfolio  -- Class B.......     0.63%        0.25%       0.02%            --            0.90%         0.03%         0.87%(11)
  BlackRock Legacy Large Cap
     Growth Portfolio -- Class
     A...........................     0.73%          --        0.04%            --            0.77%         0.02%         0.75%(12)
  BlackRock Money Market
     Portfolio  -- Class E.......     0.32%        0.15%       0.02%            --            0.49%         0.01%         0.48%(13)
  Davis Venture Value
     Portfolio -- Class A........     0.70%          --        0.03%            --            0.73%         0.05%         0.68%(14)
  FI Value Leaders
     Portfolio -- Class D........     0.67%        0.10%       0.06%            --            0.83%           --          0.83%
  Jennison Growth
     Portfolio -- Class B+.......     0.62%        0.25%       0.02%            --            0.89%         0.07%         0.82%(15)
  MetLife Conservative Allocation
     Portfolio -- Class B........     0.10%        0.25%       0.01%          0.55%           0.91%         0.01%         0.90%(16)
  MetLife Conservative to
     Moderate Allocation
     Portfolio -- Class B........     0.08%        0.25%       0.02%          0.61%           0.96%           --          0.96%
  MetLife Moderate Allocation
     Portfolio -- Class B........     0.06%        0.25%         --           0.66%           0.97%           --          0.97%
  MetLife Moderate to Aggressive
     Allocation
     Portfolio -- Class B........     0.06%        0.25%       0.01%          0.71%           1.03%           --          1.03%
  MetLife Stock Index
     Portfolio -- Class A........     0.25%          --        0.02%            --            0.27%         0.01%         0.26%(17)
  MFS(R) Total Return
     Portfolio -- Class F........     0.54%        0.20%       0.04%            --            0.78%           --          0.78%
  MFS(R) Value Portfolio -- Class
     A...........................     0.71%          --        0.02%            --            0.73%         0.11%         0.62%(18)
  Oppenheimer Global Equity
     Portfolio  -- Class B.......     0.53%        0.25%       0.08%            --            0.86%           --          0.86%
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B........     0.60%        0.25%       0.04%            --            0.89%           --          0.89%
  T. Rowe Price Small Cap Growth
     Portfolio -- Class B........     0.50%        0.25%       0.07%            --            0.82%           --          0.82%
  Western Asset Management U.S.
     Government
     Portfolio -- Class A........     0.47%          --        0.03%            --            0.50%         0.01%         0.49%(19)



---------


+ Not available under all Contracts. Availability depends on Contract issue date.



++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


(1) The Fund's manager and administrator have agreed in advance to reduce their fees as a result of the Fund's investment in a Franklin Templeton money fund ("Sweep Money Fund"). This reduction will continue until at least April 30, 2012.


(2)   Other Expenses have been restated to reflect current fees.




(3) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.725% of the Portfolio's average daily net assets exceeding $1 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.


(4) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.83% of the Portfolio's average daily net assets from $250 million to $500 million. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.


(5) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 to April 30, 2012, to limit its fee and to reimburse expenses to the extent necessary to limit net operating expenses to 0.80%, excluding 12b-1 fees. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio. MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to waive a portion of the Management Fee reflecting the difference, if any, between the subadvisory fee payable by the Adviser to the Subadviser that is calculated based solely on the assets of the Portfolio and the fee that is calculated when the Portfolio's assets are aggregated with those of certain other portfolios. This arrangement may be modified or discontinued prior to April 30, 2012, only with the approval of the Board of Trustees of the Portfolio.

(6) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 to April 30, 2012, to limit its fee and to reimburse expenses to the extent necessary to limit net operating expenses to 0.10%, excluding 12b-1 fees and acquired fund fees and expenses. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.


(7) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.55% of the Portfolio's average daily net assets exceeding $1.5 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.


(8) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.675% of the first $200 million of the Portfolio's average daily net assets plus 0.625% of such assets over $200 million up to $500 million plus 0.60% of such assets over $500 million up to $1 billion plus 0.575% of such assets over $1 billion up to $2 billion plus 0.55% of such assets over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.


(9) The Management Fee has been restated to reflect an amended advisory agreement, as if the fee had been in effect during the previous fiscal year.


(10) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.37% for the first $1 billion of the Portfolio's average daily net assets, 0.325% for the next $2.4 billion and 0.25% on amounts over $3.4 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.


(11) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.68% for the first $250 million of the Portfolio's average daily net assets, 0.625% for the next $500 million, 0.60% for the next $250 million and 0.55% on amounts over $1 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.


(12) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.705% for the amounts over $300 million but less than $1 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.




(13) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.325% for the first $1 billion of the Portfolio's average daily net assets. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.




(14) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.75% for the first $50 million of the Portfolio's average daily net assets, 0.70% for the next $450 million, 0.65% for the next $4 billion and 0.625% on amounts over $4.5 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.




(15) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% for the first $300 million of the Portfolio's average daily net assets, 0.60% for the next $200 million, 0.55% for the next $500 million, 0.50% for the next $1 billion and 0.47% on amounts over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.


(16) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to waive fees or pay all expenses (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) so as to limit net operating expenses of the Portfolio's Class B shares to 0.35% of average daily net assets. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.




(17) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.245% for the amounts over $500 million but less than $1 billion, 0.24% for the next $1 billion and 0.235% on amounts over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.




(18) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% for the first $1.25 billion of the Portfolio's average daily net assets, 0.60% for the next $250 million and 0.50% on amounts over $1.5 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.




(19) Metlife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.50% for the amounts over $200 million but less than $500 million. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.



Certain Portfolios that have "Acquired Fund Fees and Expenses" are "fund of funds." Each "fund of funds" invests substantially all of its assets in other portfolios. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. See the underlying fund prospectus for more information.


EXAMPLES

These examples are intended to help You compare the cost of investing in the Contract with the cost of investing in other Variable Annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Underlying Fund total annual operating expenses. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that You invest $10,000 in the Contract for the time periods indicated and that Your investment has a 5% return each year. These examples reflect the annual Contract administrative charge, factoring in that the charge is waived for Contracts over a certain value. Additionally, these examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume that You have allocated all of Your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses.




EXAMPLE 1



                                                                                         IF CONTRACT IS NOT SURRENDERED
                                                                                                       OR
                                               IF CONTRACT IS SURRENDERED AT THE            ANNUITIZED AT THE END OF
                                                      END OF PERIOD SHOWN:                        PERIOD SHOWN:
                                          -------------------------------------------    ------------------------------
FUNDING OPTION                            1 YEAR     3 YEARS     5 YEARS     10 YEARS    1 YEAR     3 YEARS     5 YEARS
--------------                            ------     -------     -------     --------    ------     -------     -------
Underlying Fund with Maximum Total
Annual Operating Expenses.............     $839       $1,332      $1,847      $3,631      $339       $1,032      $1,747
Underlying Fund with Minimum Total
Annual Operating Expenses.............     $690       $  888      $1,110      $2,184      $190       $  588      $1,010
                                             IF
                                          CONTRACT
                                           IS NOT
                                           SURREN-
                                          DERED OR
                                           ANNUI-
                                          TIZED AT
                                           THE END
                                             OF
                                           PERIOD
                                           SHOWN:
                                          --------
FUNDING OPTION                            10 YEARS
--------------                            --------
Underlying Fund with Maximum Total
Annual Operating Expenses.............     $3,631
Underlying Fund with Minimum Total
Annual Operating Expenses.............     $2,184




EXAMPLE 2



                                                                                         IF CONTRACT IS NOT SURRENDERED
                                                                                                       OR
                                               IF CONTRACT IS SURRENDERED AT THE            ANNUITIZED AT THE END OF
                                                      END OF PERIOD SHOWN:                        PERIOD SHOWN:
                                          -------------------------------------------    ------------------------------
FUNDING OPTION                            1 YEAR     3 YEARS     5 YEARS     10 YEARS    1 YEAR     3 YEARS     5 YEARS
--------------                            ------     -------     -------     --------    ------     -------     -------
Underlying Fund with Maximum Total
Annual Operating Expenses.............     $839       $1,432      $2,047      $3,631      $339       $1,032      $1,747
Underlying Fund with Minimum Total
Annual Operating Expenses.............     $690       $  988      $1,310      $2,184      $190       $  588      $1,010
                                             IF
                                          CONTRACT
                                           IS NOT
                                           SURREN-
                                          DERED OR
                                           ANNUI-
                                          TIZED AT
                                           THE END
                                             OF
                                           PERIOD
                                           SHOWN:
                                          --------
FUNDING OPTION                            10 YEARS
--------------                            --------
Underlying Fund with Maximum Total
Annual Operating Expenses.............     $3,631
Underlying Fund with Minimum Total
Annual Operating Expenses.............     $2,184




EXAMPLE 3



                                                                                         IF CONTRACT IS NOT SURRENDERED
                                                                                                       OR
                                               IF CONTRACT IS SURRENDERED AT THE            ANNUITIZED AT THE END OF
                                                      END OF PERIOD SHOWN:                        PERIOD SHOWN:
                                          -------------------------------------------    ------------------------------
FUNDING OPTION                            1 YEAR     3 YEARS     5 YEARS     10 YEARS    1 YEAR     3 YEARS     5 YEARS
--------------                            ------     -------     -------     --------    ------     -------     -------
Underlying Fund with Maximum Total
Annual Operating Expenses.............     $889       $1,582      $2,297      $3,631      $339       $1,032      $1,747
Underlying Fund with Minimum Total
Annual Operating Expenses.............     $740       $1,138      $1,560      $2,184      $190       $  588      $1,010
                                             IF
                                          CONTRACT
                                           IS NOT
                                           SURREN-
                                          DERED OR
                                           ANNUI-
                                          TIZED AT
                                           THE END
                                             OF
                                           PERIOD
                                           SHOWN:
                                          --------
FUNDING OPTION                            10 YEARS
--------------                            --------
Underlying Fund with Maximum Total
Annual Operating Expenses.............     $3,631
Underlying Fund with Minimum Total
Annual Operating Expenses.............     $2,184



                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

See Appendix A.

                  THE ANNUITY CONTRACT AND YOUR RETIREMENT PLAN

--------------------------------------------------------------------------------

The Contract may provide that all or some of the rights or choices as described in this prospectus are subject to the Plan's terms. For example, limitations may apply to Funding Options, Purchase Payments, withdrawals, transfers, loans, the death benefit and Annuity options.

The Contract may provide that a Plan administrative fee will be paid by making a withdrawal from the Contract Value. Also, the Contract may require a signed authorization from the Plan Administrator to exercise certain rights. We may rely on the Plan Administrator's statements to us as to the terms of the Plan. We are not a party to the retirement Plan. We will not be responsible for determining what the Plan says.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------

MetLife Retirement Perspectives, Gold Track VSP, and Unregistered Gold Track are each a group Annuity Contract between the Contract Owner and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus Your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When You receive Your Contract, We suggest You read it promptly and carefully. There may be differences in Your Contract from the descriptions in this prospectus because of the requirements of the state where We issued Your Contract. We will include any such differences in Your Contract.

We encourage You to evaluate the fees, expenses, benefits and features of this group Annuity Contract against those of other investment products, including other group Annuity products offered by Us and other insurance companies. Before purchasing this or any other investment product You should consider whether the product You purchase is consistent with Your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how You intend to use the Annuity.

GENERAL

The Contracts described in this prospectus are designed for use only with Plans that qualify for special tax treatment under Section 401 of the Code. Purchase Payments may be allocated to Your choice of one or more Funding Options and/or the Fixed Account. Purchase Payments less any applicable Premium Tax ("Net Purchase Payments") are applied to purchase Separate Account Accumulation Units of the appropriate Funding Option. The Accumulation Unit value will be determined as of the end of the Valuation Period during which the payments were received. The value of Your investment during the Accumulation Period will vary in accordance with the net income and performance of each Funding Option's individual investments plus the interest on amounts you allocate to the Fixed Account. While You will not receive any dividends or capital gains from the Funding Options, they will be reflected in the value of that Funding Option's corresponding Accumulation Unit. During the Variable Annuity payout period, Annuity Payments and reserve values will vary in accordance with these factors.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that You must send written information to Our Home Office in a form and content satisfactory to Us.

The Contract is not available to new purchasers. You may make additional Purchase Payments.

Purchase of this Contract does not provide any additional tax deferral benefits beyond those provided by the Plan . Accordingly, You should consider purchasing this Contract for its death benefit, Annuity option benefits, and other non-tax-related benefits.

CONTRACT OWNER INQUIRIES

Any questions You have about Your Contract should be directed to Our Home Office at 1-800-842-9368.

ALLOCATED CONTRACTS

We offer an allocated group Annuity Contract designed to record information for all present and future Participants under the Contract. Participants do not receive a Certificate that evidences participation in the Contract.

UNALLOCATED CONTRACTS

We offer an unallocated Annuity Contract, designed for use with certain Plans where the employer has secured the services of a Third Party Administrator ("TPA"). The Company does not record keep Individual Accounts for individual Participants in the Plan. The TPA's services are separate and distinct from the Contract. The Company is not responsible for and has no obligation relating to services performed for the Plan by the TPA.

We will issue the Contracts to the Plan sponsor or the Plan Trustee. All Purchase Payments are held under the Contract, as directed by the Contract Owner (or if authorized by the Contract Owner, as directed by Participants).

PURCHASE PAYMENTS

For unallocated Contracts, the minimum average Purchase Payment allowed is $10,000 annually per Contract. For allocated Contracts, the minimum Purchase Payment allowed is an average of $1,000 annually per Participant's Individual Account. We may refuse to accept total Purchase Payments over $3,000,000. Purchase Payments may be made at any time on behalf of the Participant while the Participant is alive and before Annuity Payments begin.

CREDITING PURCHASE PAYMENTS

We apply Net Purchase Payments to purchase Accumulation Units of the selected Funding Options. We will apply the initial Purchase Payment less any applicable Premium Tax within two business days after We receive it at Our Home Office with a properly completed application or order request. If Your request or other information accompanying the initial Purchase Payment is incomplete when received, We will hold the Purchase Payment for up to five business days. If We cannot obtain the necessary information within five business days of Our receipt of the initial Purchase Payment, We will return the Purchase Payment in full, unless You specifically consent for Us to keep it until You provide the necessary information.

We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which We receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money").

We will credit subsequent Purchase Payments to a Contract on the same business day We receive it, if received in Good Order by Our Home Office by 4:00 p.m. Eastern time. A business day is any day that the "NYSE" is open for regular trading (except when trading is restricted due to an emergency as defined by the SEC).

Where permitted by state law, We reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

We will provide You with the address of the office to which Purchase Payments are to be sent.

If You send Purchase Payments or transaction requests to an address other than the one We have designated for receipt of such Purchase Payments or requests, We may return the Purchase Payment to You, or there may be a delay in applying the Purchase Payment or transaction to Your Contract.

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. Each Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of Separate Account charges shown in the Fee Table in this prospectus. The number of Accumulation Units We will credit to Your Contract once We receive a Purchase Payment or transfer request (or liquidate for a withdrawal request) is determined by dividing the amount directed to each Funding Option (or taken from each Funding Option) by the value of its Accumulation Unit. Normally We calculate the value of an Accumulation Unit for each Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the NYSE is open. After the value is calculated, We credit Your Contract. During the Annuity Period (i.e., after the Maturity Date), You are credited with Annuity Units.

CONTRACT VALUE

During the Accumulation Period, We determine the Contract Value by multiplying the total number of Funding Option Accumulation Units credited to that account by the current Accumulation Unit value for the appropriate Funding Option, and adding the sums for each Funding Option. There is no assurance that the value in any of the Funding Options will equal or exceed the Purchase Payments made to such Funding Options.

THE FUNDING OPTIONS

You choose the Funding Options to which You allocate Your Purchase Payments. From time to time We may make new Funding Options available. These Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940, as amended ( the "1940 Act"). These Underlying Funds are not publicly traded and are only offered through Variable Annuity Contracts, variable life insurance products, and maybe in some instances, certain retirement Plans. They are not the same retail mutual funds as those offered outside of a Variable Annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.

A few of the Underlying Funds are retail mutual funds which are also available to investors outside of Variable Annuity products. The investment return of the Subaccounts of the Contract that invest in the retail funds will be lower than the investment return of the corresponding retail funds themselves due to the Contract charges and expenses You bear while You hold the Contract.


We select the Underlying Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor We consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of Our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to Us or Our affiliates. In this regard, the profit distributions We receive from Our affiliated investment advisers are a component of the total revenue that We consider in configuring the features and investment choices available in the variable insurance products that We and Our affiliated insurance companies issue. Since We and Our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by Our affiliates than those that are not, We may be more inclined to offer portfolios advised by Our affiliates in the variable insurance products We issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if We determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, We have included Underlying Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Underlying Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Underlying Funds.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in Our judgment becomes inappropriate for purposes of the Contract, or for any other reason in Our sole discretion, We may substitute another Underlying Fund or Underlying Funds without Your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, We will not make such substitution without any necessary approval of the SEC and applicable state insurance departments. Furthermore, We may close Underlying Funds to allocations of Purchase Payments Contract or Value, or both, at any time in Our sole discretion.

In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. ("MetLife") and Legg Mason, Inc. ("Legg Mason") relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. ("Citigroup") as part of MetLife's acquisition of the Travelers insurance companies -- The Travelers Insurance Company and The Travelers Life and Annuity Company -- (now MetLife Insurance Company of Connecticut) -- from Citigroup. Legg Mason replaced the Citigroup affiliates as party to the agreement when Citigroup sold its asset management business to Legg Mason. The agreement also obligates Legg Mason to continue making payments to the Company with respect to Underlying Funds advised by Legg Mason affiliates, on the same terms provided for in administrative services agreements between Citigroup's asset management affiliates and the Travelers insurance companies that predated the acquisition.

PAYMENTS WE RECEIVE. As described above, an investment adviser (other than Our affiliate MetLife Advisers, LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of Our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company's role as an intermediary with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments We receive is based on a percentage of the assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.

Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of Our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment adviser MetLife Advisers, LLC, which is formed as a "limited liability company." The Company's ownership interest in MetLife Advisers, LLC entitles Us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Funds. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the adviser. (See "Fee Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)

Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee Table -- Underlying Fund Fees and Expenses" and "Other Information -- Distribution of the Contracts.") Any payments We receive pursuant to those 12b-1 Plans are paid to Us or Our distributor. Payments under an Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.

We make certain payments to American Funds Distributors, Inc., principal underwriters for the American Funds Insurance Series(R). (See "Distribution of Contracts").

Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 1-800-842-9368 or through Your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser. Your Plan may not offer all of these Funding Options to Participants.

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
American Funds Global Growth       Seeks long-term growth of           Capital Research and Management
  Fund                             capital.                            Company
American Funds Growth Fund         Seeks growth of capital.            Capital Research and Management
                                                                       Company
American Funds Growth-Income       Seeks long-term growth of           Capital Research and Management
  Fund                             capital and income.                 Company

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio            Seeks long-term capital             Fidelity Management & Research
                                   appreciation.                       Company
                                                                       Subadviser: FMR Co., Inc.
Mid Cap Portfolio                  Seeks long-term growth of           Fidelity Management & Research
                                   capital.                            Company
                                                                       Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
Franklin Small-Mid Cap Growth      Seeks long-term capital growth.     Franklin Advisers, Inc.
  Securities Fund+
Templeton Developing Markets       Seeks long-term capital             Templeton Asset Management Ltd.
  Securities Fund                  appreciation.
Templeton Foreign Securities       Seeks long-term capital growth.     Templeton Investment Counsel,
  Fund                                                                 LLC
JANUS ASPEN SERIES -- SERVICE
  SHARES
Enterprise Portfolio               Seeks long-term growth of           Janus Capital Management LLC
                                   capital.
LEGG MASON PARTNERS INCOME
  TRUST -- CLASS A
Legg Mason Western Asset           Seeks as high a level of current    Legg Mason Partners Fund
  Corporate Bond Fund              income as is consistent with        Advisor, LLC
                                   prudent investment management       Subadviser: Western Asset
                                   and preservation of capital.        Management Company
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
Legg Mason ClearBridge Variable    Seeks capital appreciation.         Legg Mason Partners Fund
  Aggressive Growth                                                    Advisor, LLC
  Portfolio -- Class I                                                 Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason ClearBridge Variable    Seeks long-term appreciation of     Legg Mason Partners Fund
  Appreciation                     capital.                            Advisor, LLC
  Portfolio -- Class I                                                 Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason ClearBridge Variable    Seeks a high level of current       Legg Mason Partners Fund
  Equity Income Builder            income. Long-term capital           Advisor, LLC
  Portfolio -- Class I             appreciation is a secondary         Subadviser: ClearBridge
                                   objective.                          Advisors, LLC
Legg Mason ClearBridge Variable    Seeks long-term capital growth.     Legg Mason Partners Fund
  Fundamental All Cap Value        Current income is a secondary       Advisor, LLC
  Portfolio -- Class I             consideration.                      Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason ClearBridge Variable    Seeks long-term growth of           Legg Mason Partners Fund
  Large Cap Growth                 capital.                            Advisor, LLC
  Portfolio -- Class I                                                 Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason ClearBridge Variable    Seeks long-term growth of           Legg Mason Partners Fund
  Large Cap Value                  capital. Current income is a        Advisor, LLC
  Portfolio -- Class I             secondary objective.                Subadviser: ClearBridge
                                                                       Advisors, LLC

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
Legg Mason ClearBridge Variable    Seeks long-term growth of           Legg Mason Partners Fund
  Small Cap Growth                 capital.                            Advisor, LLC
  Portfolio -- Class I                                                 Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason Investment Counsel      Seeks capital appreciation and      Legg Mason Partners Fund
  Variable Social Awareness        retention of net investment         Advisor, LLC
  Portfolio                        income.                             Subadviser: Legg Mason
                                                                       Investment Counsel
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST -- CLASS I
Legg Mason Western Asset           Seeks to maximize total return,     Legg Mason Partners Fund
  Variable Global High Yield       consistent with the preservation    Advisor, LLC
  Bond Portfolio                   of capital.                         Subadvisers: Western Asset
                                                                       Management Company; Western
                                                                       Asset Management Company Limited
MET INVESTORS SERIES TRUST
American Funds(R) Balanced         Seeks a balance between a high      MetLife Advisers, LLC
  Allocation Portfolio -- Class    level of current income and         Subadviser: MetLife Advisers,
  C                                growth of capital, with a           LLC
                                   greater emphasis on growth of
                                   capital.
American Funds(R) Growth           Seeks growth of capital.            MetLife Advisers, LLC
  Allocation Portfolio -- Class                                        Subadviser: MetLife Advisers,
  C                                                                    LLC
American Funds(R) Moderate         Seeks a high total return in the    MetLife Advisers, LLC
  Allocation Portfolio -- Class    form of income and growth of        Subadviser: MetLife Advisers,
  C                                capital, with a greater emphasis    LLC
                                   on income.
BlackRock High Yield               Seeks to maximize total return,     MetLife Advisers, LLC
  Portfolio -- Class A             consistent with income              Subadviser: BlackRock Financial
                                   generation and prudent              Management, Inc.
                                   investment management.
BlackRock Large Cap Core           Seeks long-term capital growth.     MetLife Advisers, LLC
  Portfolio -- Class E                                                 Subadviser: BlackRock Advisors,
                                                                       LLC
Clarion Global Real Estate         Seeks total return through          MetLife Advisers, LLC
  Portfolio -- Class A             investment in real estate           Subadviser: ING Clarion Real
                                   securities, emphasizing both        Estate Securities LLC
                                   capital appreciation and current
                                   income.
Dreman Small Cap Value             Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class A                                                 Subadviser: Dreman Value
                                                                       Management, LLC
Harris Oakmark International       Seeks long-term capital             MetLife Advisers, LLC
  Portfolio -- Class A             appreciation.                       Subadviser: Harris Associates
                                                                       L.P.
Invesco Small Cap Growth           Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class A             capital.                            Subadviser: Invesco Advisers,
                                                                       Inc.
Janus Forty Portfolio -- Class A   Seeks capital appreciation.         MetLife Advisers, LLC
                                                                       Subadviser: Janus Capital
                                                                       Management LLC
Lazard Mid Cap                     Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class A             capital.                            Subadviser: Lazard Asset
                                                                       Management LLC
Legg Mason ClearBridge             Seeks capital appreciation.         MetLife Advisers, LLC
  Aggressive Growth                                                    Subadviser: ClearBridge
  Portfolio -- Class B                                                 Advisors, LLC

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
Lord Abbett Bond Debenture         Seeks high current income and       MetLife Advisers, LLC
  Portfolio -- Class A             the opportunity for capital         Subadviser: Lord, Abbett & Co.
                                   appreciation to produce a high      LLC
                                   total return.
Lord Abbett Mid Cap Value          Seeks capital appreciation          MetLife Advisers, LLC
  Portfolio -- Class B             through investments, primarily      Subadviser: Lord, Abbett & Co.
                                   in equity securities which are      LLC
                                   believed to be undervalued in
                                   the marketplace.
Met/Templeton Growth               Seeks long-term capital growth.     MetLife Advisers, LLC
  Portfolio -- Class E                                                 Subadviser: Templeton Global
                                                                       Advisors Limited
MetLife Aggressive Strategy        Seeks growth of capital.            MetLife Advisers, LLC
  Portfolio -- Class B                                                 Subadviser: MetLife Advisers,
                                                                       LLC
MFS(R) Emerging Markets Equity     Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class A                                                 Subadviser: Massachusetts
                                                                       Financial Services Company
MFS(R) Research International      Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class B                                                 Subadviser: Massachusetts
                                                                       Financial Services Company
Oppenheimer Capital Appreciation   Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class A                                                 Subadviser: OppenheimerFunds,
                                                                       Inc.
PIMCO Inflation Protected Bond     Seeks maximum real return,          MetLife Advisers, LLC
  Portfolio -- Class A             consistent with preservation of     Subadviser: Pacific Investment
                                   capital and prudent investment      Management Company LLC
                                   management.
PIMCO Total Return                 Seeks maximum total return,         MetLife Advisers, LLC
  Portfolio -- Class B             consistent with the preservation    Subadviser: Pacific Investment
                                   of capital and prudent              Management Company LLC
                                   investment management.
Pioneer Fund Portfolio -- Class    Seeks reasonable income and         MetLife Advisers, LLC
  A                                capital growth.                     Subadviser: Pioneer Investment
                                                                       Management, Inc.
Pioneer Strategic Income           Seeks a high level of current       MetLife Advisers, LLC
  Portfolio -- Class A             income.                             Subadviser: Pioneer Investment
                                                                       Management, Inc.
RCM Technology                     Seeks capital appreciation; no      MetLife Advisers, LLC
  Portfolio -- Class B++           consideration is given to           Subadviser: RCM Capital
                                   income.                             Management LLC
T. Rowe Price Large Cap Value      Seeks long-term capital             MetLife Advisers, LLC
  Portfolio -- Class B             appreciation by investing in        Subadviser: T. Rowe Price
                                   common stocks believed to be        Associates, Inc.
                                   undervalued.  Income is a
                                   secondary objective.
Third Avenue Small Cap Value       Seeks long-term capital             MetLife Advisers, LLC
  Portfolio -- Class B             appreciation.                       Subadviser: Third Avenue
                                                                       Management LLC
Van Kampen Comstock                Seeks capital growth and income.    MetLife Advisers, LLC
  Portfolio -- Class B                                                 Subadviser: Invesco Advisers,
                                                                       Inc.
METROPOLITAN SERIES FUND, INC.
BlackRock Aggressive Growth        Seeks maximum capital               MetLife Advisers, LLC
  Portfolio -- Class D             appreciation.                       Subadviser: BlackRock Advisors,
                                                                       LLC

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
BlackRock Bond Income              Seeks a competitive total return    MetLife Advisers, LLC
  Portfolio -- Class A             primarily from investing in         Subadviser: BlackRock Advisors,
                                   fixed-income securities.            LLC
BlackRock Diversified              Seeks high total return while       MetLife Advisers, LLC
  Portfolio -- Class A             attempting to limit investment      Subadviser: BlackRock Advisors,
                                   risk and preserve capital.          LLC
BlackRock Large Cap Value          Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class B             capital.                            Subadviser: BlackRock Advisors,
                                                                       LLC
BlackRock Legacy Large Cap         Seeks long-term growth of           MetLife Advisers, LLC
  Growth Portfolio -- Class A      capital.                            Subadviser: BlackRock Advisors,
                                                                       LLC
BlackRock Money Market             Seeks a high level of current       MetLife Advisers, LLC
  Portfolio -- Class E             income consistent with              Subadviser: BlackRock Advisors,
                                   preservation of capital.            LLC
Davis Venture Value                Seeks growth of capital.            MetLife Advisers, LLC
  Portfolio -- Class A                                                 Subadviser: Davis Selected
                                                                       Advisers, L.P.
FI Value Leaders                   Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class D             capital.                            Subadviser: Pyramis Global
                                                                       Advisors, LLC
Jennison Growth                    Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class B+            capital.                            Subadviser: Jennison Associates
                                                                       LLC
MetLife Conservative Allocation    Seeks a high level of current       MetLife Advisers, LLC
  Portfolio -- Class B             income, with growth of capital
                                   as a secondary objective.
MetLife Conservative to Moderate   Seeks high total return in the      MetLife Advisers, LLC
  Allocation Portfolio -- Class    form of income and growth of
  B                                capital, with a greater emphasis
                                   on income.
MetLife Moderate Allocation        Seeks a balance between a high      MetLife Advisers, LLC
  Portfolio -- Class B             level of current income and
                                   growth of capital, with a
                                   greater emphasis on growth of
                                   capital.
MetLife Moderate to Aggressive     Seeks growth of capital.            MetLife Advisers, LLC
  Allocation Portfolio -- Class
  B
MetLife Stock Index                Seeks to equal the performance      MetLife Advisers, LLC
  Portfolio -- Class A             of the Standard & Poor's 500(R)     Subadviser: MetLife Investment
                                   Composite Stock Price Index.        Advisors Company, LLC
MFS(R) Total Return                Seeks a favorable total return      MetLife Advisers, LLC
  Portfolio -- Class F             through investment in a             Subadviser: Massachusetts
                                   diversified portfolio.              Financial Services Company
MFS(R) Value Portfolio -- Class    Seeks capital appreciation.         MetLife Advisers, LLC
  A                                                                    Subadviser: Massachusetts
                                                                       Financial Services Company
Oppenheimer Global Equity          Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class B                                                 Subadviser: OppenheimerFunds,
                                                                       Inc.
T. Rowe Price Large Cap Growth     Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class B             capital and, secondarily,           Subadviser: T. Rowe Price
                                   dividend income.                    Associates, Inc.
T. Rowe Price Small Cap Growth     Seeks long-term capital growth.     MetLife Advisers, LLC
  Portfolio -- Class B                                                 Subadviser: T. Rowe Price
                                                                       Associates, Inc.

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
Western Asset Management U.S.      Seeks to maximize total return      MetLife Advisers, LLC
  Government Portfolio -- Class    consistent with preservation of     Subadviser: Western Asset
  A                                capital and maintenance of          Management Company
                                   liquidity.



---------
+ Not available under all Contracts. Availability depends on Contract issue date.



++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


Certain Funding Options have been subject to a merger, substitution or other change. Please see "Appendix B -- Additional Information Regarding the Underlying Funds".

METROPOLITAN SERIES FUND, INC. ASSET ALLOCATION PORTFOLIOS


The MetLife Conservative Allocation Portfolio, the MetLife Conservative to Moderate Allocation Portfolio, the MetLife Moderate Allocation Portfolio and the MetLife Moderate to Aggressive Allocation Portfolio, also known as the "asset allocation portfolios", are "fund of funds" portfolios that invest substantially all of their assets in other portfolios of the Metropolitan Series Fund, Inc. or the Met Investors Series Trust. Therefore, each of these asset allocation portfolios will bear its pro-rata share of the fees and expenses incurred by the underlying portfolio in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the asset allocation portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios in which the asset allocation portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of investing in the asset allocation portfolios.



A Contract Owner who chooses to invest directly in the underlying portfolios would not, however, receive asset allocation services provided by MetLife Advisers, LLC.


MET INVESTORS SERIES TRUST -- ASSET ALLOCATION PORTFOLIOS


The American Funds(R) Balance Allocation Portfolio, the American Funds(R) Growth Allocation Portfolio and the American Funds(R) Moderate Allocation Portfolio, also known as "asset allocation portfolios", are "funds of funds" Portfolios that invest substantially all of their assets in portfolios of the American Funds Insurance Series(R). Therefore, each of these asset allocation portfolios will bear its pro-rata share of the fees and expenses incurred by the underlying portfolio in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the asset allocation portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios in which the asset allocation portfolio invests. Underlying portfolios consist of American Funds Portfolios that are currently available for investment directly under the Contract and other underlying American Funds portfolios which are not made available directly under the Contract.



The MetLife Aggressive Strategy Portfolio, also known as an "asset allocation portfolio", is a "fund of funds" Portfolio that invests substantially all of its assets in other Portfolios of the Metropolitan Series Fund, Inc. or the Met Investors Series Trust. Therefore, this asset allocation portfolio will bear its pro-rata share of the fees and expenses incurred by the underlying Portfolio in which it invests in addition to its own management fees and expenses. This will reduce the investment return of the Portfolio. The expense level will vary over time, depending on the mix of underlying Portfolios in which the MetLife Aggressive Strategy Portfolio invests. Contract owners may be able to realize lower aggregate expenses by investing directly in the underlying Portfolios instead of investing in this asset allocation portfolio. A Contract Owner who chooses to invest directly in the underlying Portfolios would not however receive asset allocation services provided by MetLife Advisers, LLC.

                    CHARGES AND DEDUCTIONS UNDER THE CONTRACT

--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the services and benefits We provide, costs and expenses We incur, and risks We assume under the Contracts. Services and benefits We provide include:

     - the ability for You to make withdrawals and surrenders under the Contracts;

     -    the death benefit paid on the death of a Participant;

     - the available Funding Options and related programs (including, automatic rebalancing and systematic withdrawal programs);

     -    administration of the Annuity options available under the Contracts;
          and


     -    the distribution of various reports to Contract Owners


Costs and expenses We incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;

     - sales and marketing expenses including commission payments to Your sales agent; and

     -    other costs of doing business.

Risks We assume include:

     - that Annuitants may live longer than estimated when the Annuity factors under the Contracts were established;

     - that the amount of the death benefit will be greater than the Contract Value; and

     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all Funding Options in which You are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract based upon characteristics of the group. Such characteristics include, but are not limited to, the nature of the group, size, facility by which Purchase Payments will be paid, and aggregate amount of anticipated persistency. The availability of a reduction or elimination of the withdrawal charge or the administrative charge will be made in a reasonable manner and will not be unfairly discriminatory to the interest of any Contract Owner.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge We collect may not fully cover all of the sales and distribution expenses We actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.



Contracts purchased prior to May 24, 2005 may be subject to fees and charges that differ from those described herein based on a competitive bidding process, which may have included negotiation of fees and charges based on factors such as, but not limited to: the total number of Plan Participants, the aggregate of all Plan Participant Contract Values, present or anticipated levels of Purchase Payments, distributions, transfers, administrative expenses, and distribution expenses (including commissions payable to the selling broker-dealer).

SURRENDER CHARGE

Purchase Payments made under the Contract are not subject to a front-end sales load. However, upon redemption, the Company will charge either a surrender charge or a contingent deferred sales charge, as negotiated. The maximum contingent deferred sales charge is 5.5% of each Purchase Payment for a period of five years from the date the Purchase Payment was made. After five years from the date a Purchase Payment is made, the contingent deferred sales charge no longer applies to that Purchase Payment. The contingent deferred sales charge applies to each Purchase Payment You make.

For the contingent deferred sales charge, surrenders will be deemed taken from Purchase Payments in the order they were received by Us and then on any earnings.

The maximum surrender charge is 5% on the total amount withdrawn. For Contracts issued on or after May 24, 2005, the surrender charge applicable to Your Contract will depend on the expected level of aggregate Contract assets during the first Contract Year, as determined by the Company, and the length of time the Contract has been in force. If the expected level of aggregate Contract assets is less than $999,999.99, the surrender charge declines to zero after the end of the 5(th) Contract Year. The charge is as follows:

              CONTRACT YEAR
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    SURRENDER CHARGE
------------------------    -------------    ----------------
         0 years               1 years              5%
         1 year                2 years              4%
         2 years               3 years              3%
         3 years               4 years              2%
         4 years               5 years              1%
        5+ years                                    0%


If the expected level of aggregate Contract assets during the first Contract Year is greater than or equal to $1,000,000, there will be no surrender charge.

For Contracts issued before May 24, 2005, the surrender charge declines to zero after the eighth Contract Year. The surrender charge schedule for these Contracts is:

              CONTRACT YEAR
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    SURRENDER CHARGE
------------------------    -------------    ----------------
         0 years               2 years              5%
         2 years               4 years              4%
         4 years               6 years              3%
         6 years               8 years              2%
        8+ years                                    0%


The contingent deferred sales or surrender charges can be changed if the Company anticipates it will incur decreased sales-related expenses due to the nature of the Plan to which the Contract is issued or the involvement of a TPA. When considering a change in the contingent deferred sales or surrender charges, the Company will take into account:

     (a) the size of Plan assets and the expected amount of annual contributions, and

     (b) the expected level of agent, TPA or Company involvement during the establishment and maintenance of the Contract, including the amount of enrollment activity required, and the amount of service required by the Contract Owner in support of the Plan, and

     (c) the expected level of commission the Company may pay to the agent for distribution expenses, and

     (d) any other relevant factors that the Company anticipates will increase or decrease the sales-related expenses associated with the sale of the Contract in connection with the Plan.

The sales or surrender charge will not be assessed for withdrawals made under the following circumstances:


-    retirement (as defined by the terms of       -     disability as defined in Code Section
     Your Plan and consistent with IRS rules)           72(m)(7)
-    separation from service/severance from       -     minimum required distributions (generally
     employment                                         at age 70 1/2)
-    loans (if available in Your Plan)            -     return of Excess Plan Contributions
-    hardship (as defined by the Code)            -     transfers to an employer stock fund
-    death                                        -     certain Plan expenses as mutually agreed
                                                        upon
-    annuitization under this Contract or         -     to avoid required federal income tax
     another contract issued by Us                      penalties (This waiver applies to amounts
                                                        required to be distributed from this
                                                        Contract only.)





Withdrawals pursuant to a request to divide a Participant's. account due to a divorce or separation instrument may be subject to a surrender charge, if permissible under tax law


DAILY ASSET CHARGE

This charge is also known as the mortality and expense risk (M&E) charge and is deducted on each Valuation Date from amounts held in the Separate Account. The charge will vary based on the expected aggregate Contract assets during the first Contract Year, as determined by the Company. This charge is equal to a maximum of 1.50% annually (1.30% for unallocated Contracts in Florida) of the amounts allocated to each Funding Option. The daily asset charge applicable to Your Contract will depend on the expected level of aggregate Contract assets during the first Contract Year, as determined by the Company. Below are the variations of the charge based on different levels of expected aggregate Contract assets:

 AGGREGATE CONTRACT ASSETS     DAILY ASSET CHARGE
---------------------------    ------------------
     $0 -- $249,999.99                1.50%
  $250,000 -- $999,999.99             1.30%
$1,000,000 -- $2,999,999.99           1.05%
    $3,000,000 and over               0.80%


The mortality risk portion compensates the Company for guaranteeing to provide Annuity Payments according to the terms of the Contract regardless of how long the Annuitant lives and for providing the death benefit if a Participant dies prior to the Maturity Date. The expense risk portion of the daily asset charge compensates the Company for the risk that the charges under the Contract, which cannot be increased during the duration of the Contract, will be insufficient to cover actual costs. Actual costs and expenses We incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;

     -    sales, commission and marketing expenses, and

     -    other costs of doing business.

We may, under some circumstances, agree to change the daily asset charge for a Plan from the charge level that would otherwise apply based on the aggregate Contract assets based on factors such as annual contributions, the number of employees, demographics of Plan Participants (which may reduce mortality and expenses of the Plan), and any other factors that the Company considers relevant.

Although Variable Annuity Payments made under the Contracts will vary in accordance with the investment performance of each Funding Option's investment portfolio, payments will not be affected by: (a) the Company's actual mortality experience among Annuitants after retirement, or (b) the Company's actual expenses, if greater than the deductions provided for in the Contracts because of the expense and mortality undertakings by the Company.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 5% of the amounts withdrawn during the Annuity Period. This charge is not assessed during the accumulation phase.

For Contracts issued on or after May 24, 2005, We will assess the charge as a percentage of the total benefit received as follows:

              CONTRACT YEAR
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years               1 years               5%
         1 years               2 years               4%
         2 years               3 years               3%
         3 years               4 years               2%
         4 years               5 years               1%
        5+ years                                     0%


For Contracts issued before May 24, 2005, We will assess the charge as a percentage of the total benefit received as follows:

              CONTRACT YEAR
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years               2 years               5%
         2 years               4 years               4%
         4 years               6 years               3%
         6 years               8 years               2%
        8+ years                                     0%


Please refer to the "Payment Options" section for a description of this benefit.

FUNDING OPTION CHARGES

There are certain deductions from and expenses paid out of the assets of each Funding Option. These are described in the applicable prospectus for each Funding Option. Underlying Funding Option expenses are not fixed or guaranteed and are subject to change by the Fund.

SEMI-ANNUAL ADMINISTRATIVE CHARGE

A semi-annual administrative charge of up to $15 may be deducted from the value of each Participant's Individual Account for administrative expenses. The fee only applies to allocated Contracts and is assessed only during the Accumulation Period.

The semiannual administrative Contract fee cannot be increased. The charge is set at a level that does not exceed the average expected cost of the administrative services to be provided while the Contract is in force. In determining the level of the fee, We consider certain factors including, but not limited to, the following:

     - The size and characteristics of the Contract and the group to which it is issued including: the annual amount of Purchase Payments per Participant, the expected turnover of employees, whether the Contract Owner will remit Purchase Payment allocations electronically, and any other factors pertaining to the characteristics of the group or the Plan which may enable the Company to reduce the expense of administration.

     - Determination of the Company's anticipated expenses in administering the Contract, such as: billing for Purchase Payments, producing periodic reports, providing for the direct payment of Contract charges rather than having them deducted from Contract Values, and any other factors pertaining to the level and expense of administrative services which will be provided under the Contract.

     -    TPA and/or agent involvement.

This charge is applied pro-rata to the Subaccounts. We will also prorate this charge (i.e., calculate) from the date of participation in the Plan. We will also prorate this charge if the Contract is terminated.

INSTALLATION CHARGE

An installation charge of $1,000 may be applied to Plans with an average balance per Participant of less than $5,000.

TPA ADMINISTRATIVE CHARGES

We may be directed by the Contract Owner to deduct charges from Purchase Payments or Contract Values for payment to the Contract Owner, the TPA and/or other specified party for Plan related expenses. We will send these fees directly to the party specified by the Contract Owner. These charges are not separately levied by the Contract and are not subject to withdrawal charges. Such charges may include maintenance fees, transaction fees, recordkeeping and other administrative fees.

The Company pays selected TPAs, some of which may be owned by or in which Your registered representative has a financial interest, a flat per Participant fee for various services in lieu of Our providing those services to Plan clients directly. We are solely responsible for the payment of these fees, and they are not deducted from Your Contract.

PREMIUM TAX

Certain state and local governments charge Premium Taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover Premium Tax expenses incurred. We may deduct any applicable Premium Taxes from Your Contract Value either upon death, surrender, annuitization, or at the time You make Purchase Payments to the Contract, but no earlier than when We have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, We reserve the right to charge You proportionately for this tax.

ACCOUNT REDUCTION LOAN FEES

We make available account reduction loans. If Your Plan or group of which You are a Participant or member permits account reduction loans, and You take an account reduction loan, there is a one-time $75 Account Reduction Loan initiation fee. This fee is paid from the requested loan principal amount. There is also a $50 annual maintenance fee per loan outstanding.

                                    TRANSFERS

--------------------------------------------------------------------------------

TRANSFERS OF CONTRACT VALUE BETWEEN FUNDING OPTIONS

Subject to the limitations described below, You may transfer all or part of Your Contract Value between Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, You may make transfers only if allowed by Your Contract or with Our consent. Transfer requests received at Our Home Office that are in Good Order before the close of the NYSE will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Contract Values may generally be transferred from the Funding Options to the Fixed Account at any time.

Where permitted by state law, We reserve the right to restrict transfers from the Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, We reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of

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

Contract Values from one Funding Option to another could result in Your investment becoming subject to higher or lower expenses. Also, when making transfers, You should consider the inherent risks associated with the Funding Options to which Your Contract Value is allocated.

TRANSFERS FROM THE FIXED ACCOUNT


Transfers from the Fixed Account, either to the Funding Options or to Contracts not issued by Us, may not exceed 20% per Contract Year, as applicable to the Contract Value in the Fixed Account valued on each such anniversary. No transfers will be allowed from the Fixed Account to any Competing Fund in the Plan. Amounts previously transferred from the Fixed Account to the Funding Options may not be transferred back to the Fixed Account or any Competing Fund for a period of at least three months from the date of transfer. The Company reserves the right to waive either of these restrictions in its discretion and/or to limit the number of transfers to be transferred from the Fixed Account to the Funding Options to not more than one in any six month period. Automated Transfers under the Company's Dollar Cost Averaging Program are not allowed from the Fixed Account.


Please see "Appendix E -- Competing Funds" for more information.



MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where We determine there is a potential for arbitrage trading. Currently, We believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds (i.e., American Funds Global Growth Fund, BlackRock High Yield Portfolio, Clarion Global Real Estate Portfolio, Dreman Small Cap Value Portfolio, Franklin Small-Mid Cap Growth Securities Fund, Harris Oakmark International Portfolio, Invesco Small Cap Growth Portfolio, Legg Mason ClearBridge Variable Small Cap Growth Portfolio, Legg Mason Western Asset Variable Global High Yield Bond Portfolio, Lord Abbett Bond Debenture Portfolio, Met/Templeton Growth Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Strategic Income Portfolio, T. Rowe Price Small Cap Growth Portfolio, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund and Third Avenue Small Cap Value Portfolio - the "Monitored Portfolios"), and We monitor transfer activity in those Monitored Portfolios. In addition, as described below, We treat all American Funds Insurance Series(R) portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, We currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.


We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in Our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, We rely on the Underlying Funds to bring any potential disruptive trading activity they identify to Our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that We identify from time to time. We may revise these policies and procedures in Our sole discretion at any time without prior notice.

AMERICAN FUNDS(R) MONITORING POLICY. As a condition to making their portfolios available in Our products, American Funds(R) requires Us to treat all American Funds portfolios as Monitored Portfolios under Our current market timing and excessive trading policies and procedures. Further, American Funds(R) requires Us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to Our current market timing and excessive trading policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when We detect transfer activity in the Monitored Portfolios that exceeds Our current transfer limits, or other transfer activity that We believe may be harmful to other Contract Owners or other persons who have an interest in the Contracts, We will exercise Our contractual right to restrict Your number of transfers to one every six months. In addition, We also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Contract Owner; or

     - reject the transfer or exchange instructions of individual Contract Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when We evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that We believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that We will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; We apply Our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and We reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures We have adopted. Although We may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds, We have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates Us to provide to the Underlying Fund promptly upon request certain information about the trading activity of an individual Contract Owner, and to execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as retirement Plans or Separate Accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Contract Owners of variable insurance Contracts and/or individual retirement Plans Participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement Plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, We cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement Plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, We reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

Dollar Cost Averaging or the pre-authorized transfer program (the "DCA Program") allows the Contract Owner or Participant to transfer a set dollar amount to other Funding Options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, You will purchase more Accumulation Units in a Funding Option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, You may achieve a lower-than-average cost per unit in the long run if You have the financial ability to continue the program over a long enough period of time. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to Us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete Your Fixed Account Value in less than twelve months from Your enrollment in the DCA Program.

You may start or stop participation in the DCA Program at any time, but You must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. You may only have one DCA Program in place at one time.

All provisions and terms of the Contract apply to the DCA Program, including provisions relating to the transfer of money between Funding Options. Transfers made under the DCA Program will be counted for purposes of determining whether You have reached the 20% limit on the amount that may be transferred out of the Fixed Account in any one year. However, We will allow You to transfer more than 20% out of the Fixed Account if the transfers are pre-authorized transfers made through the DCA Program. Transfers made under the DCA Program will not be counted for purposes of restrictions We may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a Funding Option, You may still participate in the DCA Program.


We will terminate the Participant's participation on the DCA Program upon notification in Good Order of the Participant's death.


TRANSFERS FROM FUNDING OPTIONS TO CONTRACTS NOT ISSUED BY US

You may transfer all or any part of Your Contract's Cash Surrender Value, subject to the restrictions of the Fixed Account, if applicable, from any Funding Option to any contract not issued by Us. Such transfers may be subject to a sales or surrender charge, as described in the Contract. If authorized by the Contract Owner, a Participant may transfer all or any part of the Cash Surrender Value from one Funding Option to any contract not issued by Us, subject to the restrictions of the Fixed Account, if applicable.

TRANSFERS TO OR FROM OTHER CONTRACTS ISSUED BY US

Under specific conditions, We may allow You to transfer to this Contract the Contract value of other group Annuity Contracts We have issued to You or to transfer amounts from this Contract to another Contract issued by Us without applying a sales or surrender charge to the funds being transferred. Once the transfer is complete and We have established an account for You at Your direction, a new sales or surrender charge may apply, as described in the new Contract.


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

TRANSFERS FROM CONTRACTS NOT ISSUED BY US

Under specific conditions, when authorized by the state insurance department, We may credit a Plan up to 4% of the amount transferred to Us from another investment vehicle as reimbursement to the Plan for any exit penalty assessed by the other investment vehicle provider. We will recover this credit through reduced compensation paid to the servicing agent or broker.

                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------

Before the Maturity Date, We will pay all or any portion of Your Cash Surrender Value to the Contract Owner or at the Contract Owner's direction, to the Participant. A Contract Owner's account may be surrendered for cash without the consent of any Participant, as provided in the Plan.

We may defer payment of any Cash Surrender Value for up to seven days after We receive the request in Good Order. The Cash Surrender Value equals the Contract or account Contract Value less any applicable withdrawal charge, outstanding cash loans, and any Premium Tax not previously deducted. The Cash Surrender Value may be more or less than the Purchase Payments made depending on the value of the Contract or account at the time of surrender.

We may withhold payment of Cash Surrender Value or a Participant's loan proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by Your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for Us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing Us with a certified check.

SYSTEMATIC WITHDRAWALS


Before the Maturity Date, Participants may choose to withdraw a specified dollar amount (at least $50) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable Premium Taxes, sales charge and surrender charge. To elect systematic withdrawals, Participants must have a Cash Value of at least $5,000 and must make the election on the form We provide. We will surrender Accumulation Units pro rata from all Funding Options in which Participants have an interest, unless You or Your designee instruct Us otherwise. Participants may begin or discontinue systematic withdrawals at any time by notifying Us in writing, but must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place. We will also discontinue systematic withdrawals upon notification in Good Order of Your death.


We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion, and may be subject to withdrawal charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Participant is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with Your tax adviser regarding the tax consequences of systematic withdrawals.

ACCOUNT REDUCTION LOANS

We administer loan programs made available through Plans on an account reduction basis for certain Contracts. If the loan is in default and has been reported to the Internal Revenue Service ("IRS") as income but not yet offset, loan repayments will be posted as after-tax contributions. Loan amounts will be taken from amounts that are vested according to Your Plan on a pro-rata basis from the source(s) of money the Plan permits to be borrowed (e.g., money contributed to the Plan through salary reduction, elective deferrals, direct transfers, direct rollovers and employer contributions), then on a pro-rata basis from each Subaccount and the Fixed Account in which You then have a balance consisting of these sources of money. Loan repayment amounts will be posted back to the original money sources used to make the loan, if the loan is in good standing at the time of repayment. Loan repayments will be allocated on a pro-rata basis into the Funding Options and the Fixed Account in which You then have a balance. Loan repayment periods, repayment methods, interest rate, default procedures, tax reporting and permitted minimum and maximum loan amounts will be disclosed in the loan agreement documents. There may be initiation and maintenance fees associated with these loans.

                              OWNERSHIP PROVISIONS

--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

We issue only the Contract. Where We refer to "You," We are referring to the Contract Owner.

At Your direction, Participants will receive all payments while they are alive unless You direct them to an alternate recipient.

BENEFICIARY

For unallocated Contracts, You name the Beneficiary in a Written Request. The Beneficiary has the right to receive any remaining contractual benefits attributable to a Participant upon the death of the Participant. If more than one Beneficiary survives the Participant, they will share equally in benefits unless We receive other instructions, by Written Request before the death of the Participant.

The Beneficiary is the person or persons designated to receive payment of any death benefit upon the death of the Participant. For allocated Contracts, Participants name the Beneficiary for their Individual Account in a Written Request. The Beneficiary has the right to receive any benefits due under that Individual Account upon the death of the Participant. If more than one Beneficiary survives the Participant, they will share equally in benefits unless We receive other instructions, by Written Request, before the death of the Participant.

For allocated Contracts, unless an irrevocable Beneficiary has been named, Participants have the right to change the Beneficiary for their Individual Account by Written Request during the lifetime of the Participant and while the Contract continues.

ANNUITANT

The Annuitant, generally a Plan Participant, is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend.

                                  DEATH BENEFIT

--------------------------------------------------------------------------------

DEATH BENEFITS PRIOR TO THE MATURITY DATE

For allocated Contracts, a death benefit may be provided in the event of death of the Participant subject to the rules described below. For unallocated Contracts, a death benefit is only available with the Company's approval, and may not be available in all jurisdictions.

The Contract provides that in the event the Participant dies before the selected Maturity Date or the Participant's attainment of age 75 (whichever occurs first), the death benefit payable will be the greater of (a) the Contract Value of the Participant's Individual Account or (b) the total Purchase Payments made under that Participant's Individual Account, less any applicable Premium Tax and prior surrenders not previously deducted and any outstanding loan balance as of the date We receive Due Proof of Death and instructions for payment in Good Order.

If the Participant dies on or after age 75 and before the Maturity Date, We will pay the Beneficiary the Contract Value of the Participant's Individual Account, (or value attributable to the Participant) less any applicable Premium Tax, prior surrenders not previously deducted, and any outstanding loan balance, as of the date We receive Due Proof of Death and instructions for payment in Good Order.

When provided, the death benefits calculated for an unallocated Contract are based on the Contract Value attributable to the Participant.

Under an unallocated Contract, We will pay this benefit upon receiving Due Proof of Death along with a Written Request setting forth the Contract Value and the total Purchase Payments attributable to the Participant under the Contract. In addition, We will require copies of records and any other reasonable proof We find necessary to verify the Contract Value and total Purchase Payments attributable to the Participant under the unallocated Contract.


The death benefit may be taken by the Beneficiary in one of three ways: 1) in one sum (including either by check, by paying the amount in an account that earns interest, or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds, or under any other settlement options that we may make available), in which case payment will be made within seven days of Our receipt of Due Proof of Death, unless subject to postponement as explained below; 2) within five years of the Participant's date of death; or
3); applied to a lifetime Annuity. The Beneficiary may choose to have Annuity Payments made on a variable basis, fixed basis, or a combination of the two.



If We are presented in Good Order with notification of Your death before any requested transaction is completed (including transactions under a DCA Program, an automatic rebalancing program and systematic withdrawal program), We will cancel the request. As described above, the death benefit will be determined when we receive both Due Proof of Death and instructions for payment in Good Order.


                               THE ANNUITY PERIOD

--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, You can direct Us to make regular income payments to Participants ("Annuity Payments"). You, or at Your direction, Participants, can choose the month and the year in which those payments begin ("Maturity Date"). You, or at Your direction, Participants, can also choose among income plans (Annuity options). While the Participant is alive, You can change Your selection any time up to the Maturity Date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; (c) for the joint lifetime of the Participant and another person, and thereafter during the lifetime of the survivor: or (d) for a fixed period or fixed amount. We may require proof that the Participant is alive before Annuity Payments are made. Not all options may be available in all states.


You may direct Us to annuitize amounts attributable to a Participant at any time after You purchase the Contract. Certain Annuity options may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon either the later of the Participant's attainment of age 70 1/2 or year of retirement; or the death of the Participant. Participants should seek independent tax advice regarding the election of minimum required distributions.


ALLOCATION OF ANNUITY

You may elect to receive Your Annuity Payments in the form of a Variable Annuity, a Fixed Annuity, or a combination of both. If, at the time Annuity Payments begin, You have not made an election, We will apply Your Contract Value to provide an Annuity funded by the same Funding Options as You have selected during the Accumulation Period. At least 30 days before the Maturity Date, You may transfer the Contract Value among the Funding Options in order to change the basis on which We will determine Annuity Payments. (See "Transfers".)

VARIABLE ANNUITY

You may choose an Annuity payout that fluctuates depending on the investment experience of the Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the Annuity Period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables We use to determine Your first monthly Annuity Payment. If You elect a Variable Annuity, the amount We apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable Premium Taxes not previously deducted.

The amount of Your first monthly payment depends on the Annuity option You elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value You apply to that Annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this Your net investment rate. Your net investment rate corresponds to an annual interest rate of 3.0%. This means that if the annualized investment performance, after expenses, of Your Funding Options is less than 3.0% then the dollar amount of Your Variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of Your Funding Options is greater than 3.0% % then the dollar amount of Your Variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience of the applicable Funding Options. The total amount of each Annuity Payment will equal the sum of the basic payments in each Funding Option. We determine the actual amounts of these payments by multiplying the number of Annuity Units We credited to each Funding Option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

A Fixed Annuity provides for payments that do not vary during the Annuity Period. The dollar amount remains constant throughout the payment period. The dollar amount of the first Fixed Annuity Payment will be calculated as described under "Amount of First Payment". All subsequent payments will be in the same amount. If it would provide a larger payment, the first Fixed Annuity Payment will be determined using the Life Annuity Tables in effect for the same class of Contract Owners on the Maturity Date.

ELECTION OF OPTIONS

Any amount distributed from the Contract may be applied to any one of the Annuity options described below. The minimum amount that can be placed under an Annuity option is $2,000 unless We consent to a lesser amount. If any periodic payments due are less than $100, We reserve the right to make payments at less frequent intervals.

Election of any of these options must be made by Written Request to Our Home Office at least 30 days prior to the date such election is to become effective. The form of such Annuity option shall be determined by the Contract Owner. The following information must be provided with any such request:

     (a)  the Participant's name, address, date of birth, social security number

     (b)  the amount to be distributed

     (c)  the Annuity option which is to be purchased

     (d)  the date the Annuity option payments are to begin

     (e) if the form of the Annuity provides a death benefit in the event of the Participant's death, the name, relationship and address of the Beneficiary as designated by You and

     (f)  any other data that We may require.

The Beneficiary, as specified in item (e) above, may be changed by You or the Annuitant as long as We are notified by Written Request while the Annuitant is alive and before payments have begun. If the Beneficiary designation is irrevocable, such designation cannot be changed or revoked without the consent of the Beneficiary. After We receive the Written Request and the written consent of the Beneficiary (if required), the new Beneficiary designation will take effect as of the date the notice is signed. We have no further responsibility for any payment We made before the Written Request.

RETIRED LIFE CERTIFICATE

We will issue to each person to whom Annuity benefits are being paid under the Contract a Certificate setting forth a statement in substance of the benefits to which such person is entitled under the Contract.

ALLOCATION OF CASH SURRENDER VALUE DURING THE ANNUITY PERIOD

At the time an Annuity option is elected, You or the TPA also may elect to have the Participant's Contract Value applied to provide a Variable Annuity, a Fixed Annuity, or a combination of both. If no election is made to the contrary, the Contract Value will provide an Annuity, which varies with the investment experience of the corresponding Funding Option(s) at the time of election. You, or the TPA, or the Participant, if You so authorize, may elect to transfer Contract Values from one Funding Option to another, as described in the provision "Transfers of Contract Value Between Funding Options", in order to reallocate the basis on which Annuity Payments will be determined. Once Annuity Payments have begun, no further transfers are allowed.

ANNUITY OPTIONS

Where required by state law or under a qualified retirement plan, the Annuitant's sex will not be taken into account in calculating Annuity Payments. Annuity rates will not be less than the rates guaranteed by the Contract at the time of purchase for the assumed investment return and annuity option elected. Due to underwriting, administrative or Code considerations, the choice of percentage reduction and/or the duration of the guarantee period may be limited.

Option 1 -- Life Annuity/No Refund. A life Annuity is an Annuity payable during the lifetime of the Annuitant and terminating with the last monthly payment preceding the death of the Annuitant.

Option 2 -- Life Annuity With 120, 180 or 240 Monthly Payments Assured. An Annuity payable monthly during the lifetime of an Annuitant with the provision that if, at the death of the Annuitant, payments have been made for less than 120,180 or 240 months, as elected, then We will continue to make payments to the designated Beneficiary during the remainder of the period.

Option 3 -- Life Annuity -- Cash Refund. We will make monthly Annuity Payments during the lifetime of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant, provided that, at the death of the Annuitant, the Beneficiary will receive an additional payment equal to the dollar value, if any, of (a) minus (b) where, for a Variable Annuity:

     (a) is the total amount applied under the option divided by the Annuity Unit value on the due date of the first Annuity Payment; and

     (b)  is

     (1)  the number of Annuity Units represented by each payment; times

     (2)  the number of payments made;

and for a Fixed Annuity:

     (a) is the Contract Value applied on the Maturity Date under this option and

     (b)  is the dollar amount of Annuity Payments already paid.

Option 4 -- Joint and Last Survivor Life Annuity. Monthly Annuity Payments based upon the joint lifetime of two persons selected: payments made first to the Annuitant, and upon his/her death, paid to the survivor. No more payments will be made after the death of the survivor.

Option 5 -- Joint and Last Survivor Annuity -- Annuity Reduced on Death of Primary Payee. Monthly Annuity Payments to the Annuitant during the joint lifetime of the two persons selected. One of the two persons will be designated as the primary payee. The other will be designated as the secondary payee. On the death of the secondary payee, if survived by the primary payee, We will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons.

On the death of the primary payee, if survived by the secondary payee, We will continue to make monthly Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made following the death of the survivor.

Option 6 -- Payments for a Fixed Period. We will make monthly payments for the period selected. If at the death of the Annuitant, payments have been made for less than the period selected, We will continue to make payments to the designated Beneficiary during the remainder of the period. Please note that Option 6 may not satisfy the minimum required distribution rules for Qualified Contracts. Consult a tax adviser before electing this option.

Option 7 -- Other Annuity Options. We will make other arrangements for Annuity Payments as may be mutually agreed upon by You and Us.

VARIABLE LIQUIDITY BENEFIT

This benefit is offered with Variable Annuity option "Payments for a Fixed Period" (without life contingency) where payments are made on a variable basis.

At any time after annuitization and before death, a Participant may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum surrender charge rate shown on the specifications page of the Contract, (provided that the Contract is not beyond the fifth or eighth Contract Year, as specified in the applicable chart), multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the assumed (daily) net investment factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

--------------------------------------------------------------------------------

CONTRACT AND PARTICIPANT'S INDIVIDUAL ACCOUNT TERMINATION

Under the allocated Contracts, if the Contract Value in a Participant's Individual Account is less than the termination amount as stated in Your Contract ($2,000), We reserve the right to terminate that Participant's Individual Account and move the Contract Value of that Participant's Individual Account to Your Account.

Any Contract Value to which a terminating Participant is not entitled under the Plan will be moved to Your Account at Your direction.

You may discontinue this Contract by Written Request at any time for any reason.

We reserve the right to discontinue this Contract if:

     (a) the Contract Value of the Contract is less than the termination amount stated in Your Contract ($20,000 for allocated Contracts; or

     (b) We determine within Our sole discretion and judgment that the Plan or administration of the Plan is not in conformity with applicable law; or

     (c)  We receive notice that is satisfactory to Us of Plan Termination.

If We discontinue this Contract or We receive Your Written Request to discontinue the Contract, We will, in Our sole discretion and judgment:

     (a)  accept no further payments for this Contract; and

     (b) pay You the Cash Surrender Value of the Funding Options, or distribute the Cash Surrender Value of each Participant's Individual Account as described in the settlement provisions section at Your direction; and

     (c)  pay You the Cash Surrender Value of the Fixed Account, if applicable.

If the Contract is discontinued, We will distribute the Cash Surrender Value to You at the most current address available on Our records. Discontinuance of the Contract will not affect payments We are making under Annuity options that began before the date of discontinuance. In New York (for Contracts issued on or after April 30, 2007) and certain other states We are required to pay You the Contract Value upon Our discontinuance of the Contract.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value of the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.

MISSTATEMENT

We may require proof of age of the Owner, Beneficiary or Annuitant before making any payments under this Contract that are measured by the Owner's, Beneficiary's or Annuitant's life. If the age of the measuring life has been misstated, the amount payable will be the amount that would have been provided at the correct age

Once Annuity Payments have begun, any overpayments or underpayments will be deducted from or added to the payment or payments made after the adjustment. In certain states, We are required to pay interest on any underpayments.

FUNDING OPTIONS

The Company reserves the right, subject to compliance with the law, to substitute investment alternatives under the Contract and/or offer additional Funding Options.

Certain Funding Options are considered Competing Funds, and are subject to transfer restriction. These options are noted as such in Your Contract. Certain Funding Options are not currently considered Competing Funds, but may be so in the future because of an allowable change in the Funding Option's investment strategy. These are also noted in Your Contract.

Certain Variable Annuity separate accounts and variable life insurance separate accounts may invest in the Funding Options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Funding Options do not currently foresee any such disadvantages either to Variable Annuity Contract Owners or variable life policy owners, each Funding Option's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and Variable Annuity separate accounts, the Variable Annuity Contract Owners would not bear any of the related expenses, but Variable Annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

                              THE SEPARATE ACCOUNT

--------------------------------------------------------------------------------

MetLife of CT Separate Account QPN for Variable Annuities ("Separate Account") was established on December 26, 1995 and is exempt from registration with the SEC pursuant to Section 3(c)(11) of the 1940 Act. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Funding Options. We may also offer contracts through the Separate Account that are not registered with the SEC.

We hold the assets of the Separate Account for the exclusive benefit of the owners of the Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that We may conduct.

All investment income and other distributions of the Funding Options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective Funding Option at net asset value. Shares of the Funding Options are currently sold only to life insurance company separate accounts to fund Variable Annuity and variable life insurance Contracts or to qualified pension or retirement Plans as permitted under the Code, and the regulations thereunder.

We reserve the right to transfer the assets of the Separate Account to another separate account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If We do so, We guarantee that the modification will not affect Your Contract Value.


Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit and Annuity Payments that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where We pay all money We owe under those contracts and policies from Our general account. We are regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its general account. However, there is no guarantee that We will be able to meet Our claims paying obligations; there are risks to purchasing any insurance product.


PERFORMANCE INFORMATION

In advertisements for the Contract, We may include performance figures to show You how a Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Funding Option and are not an indication of how a Funding Option will perform in the future.

Performance figures for each Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Funding Option. In those cases, We can create "hypothetical historical performance" of a Funding Option. These figures show the performance that the Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If You allocate a portion of Your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of Your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------

The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code ("Code") is complex and subject to change regularly. Failure to comply with the tax law may result in significant adverse tax consequences and IRS penalties. Consult Your own tax advisor about Your circumstances, any recent tax developments, and the impact of state income taxation. For purposes of this section, We address Contracts and Annuity Payments under the Contracts together.


You should read the general provisions and any sections relating to Your type of Annuity to familiarize Yourself with some of the tax rules for Your particular Contract.


You are responsible for determining whether Your purchase of a Contract, withdrawals, Annuity Payments and any other transactions under Your Contract satisfy applicable tax law. We are not responsible for determining if Your employer's Plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).

Where otherwise permitted under the Contract, the transfer of ownership of a Contract, the designation or change in designation of an Annuitant, payee or other Beneficiary who is not also a Contract Owner, the selection of certain Maturity Dates, the exchange of a Contract, or the receipt of a Contract in an exchange, may result in income tax and other tax consequences, including additional withholding, estate tax, gift tax and generation skipping transfer tax, that are not discussed in this prospectus. Please consult Your tax advisor.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS


Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from Annuity Contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax advisor regarding U.S. state and foreign taxation with respect to purchasing an Annuity Contract.


We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if We do incur such taxes in the future, We reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under federal tax law, We may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Underlying Funds to foreign jurisdictions.

GENERAL

Contracts are a means of setting aside money for future needs-usually retirement. Congress recognizes how important saving for retirement is and has provided special rules in the Code.


All Keoghs 401(a) and 401(k) Plans receive tax deferral under the Code. Although there are no additional tax benefits by funding such retirement arrangements with an Annuity, doing so offers You additional insurance benefits such as the availability of a guaranteed income for life.



Under current federal income tax law, the taxable portion of distributions and withdrawals from Variable Annuity Contracts (including Keoghs and 401(k)s) are subject to ordinary income tax and are not eligible for the lower tax rates that apply to long term capital gains and qualifying dividends.


WITHDRAWALS

When money is withdrawn from Your Contract (whether by You or Your Beneficiary), the amount treated as taxable income and taxed as ordinary income differs depending on the type of Contract You purchase and payment method or Annuity Payment type You elect.

We will withhold a portion of the amount of Your withdrawal for income taxes, unless You are eligible to and elect otherwise. The amount We withhold is determined by the Code.

WITHDRAWALS BEFORE AGE 59 1/2

Because these products are intended for retirement, if You make a taxable withdrawal before age 59 1/2 You may incur a 10% tax penalty, in addition to ordinary income taxes. See "Separate Account Charges" for further information regarding withdrawals.

As indicated in the chart below, some taxable distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include amounts received:

                                                                    -----------------
                                                                     TYPE OF CONTRACT
-------------------------------------------------------------------------------------
                                                                      401(A)
                                                                      401(K)   KEOGH
-------------------------------------------------------------------------------------
In a series of substantially equal payments made annually (or more
frequently) for life or life expectancy (SEPP)                          X(1)     X(1)

-------------------------------------------------------------------------------------

                                                                    -----------------
                                                                     TYPE OF CONTRACT
-------------------------------------------------------------------------------------
                                                                      401(A)
                                                                      401(K)   KEOGH
-------------------------------------------------------------------------------------
After You die                                                           X        X
-------------------------------------------------------------------------------------

After You become totally disabled (as defined in the Code)              X        X
-------------------------------------------------------------------------------------

To pay deductible medical expenses                                      X        X
-------------------------------------------------------------------------------------

After Separation from service if You are over 55 at time of
separation( 1)                                                          X        X
-------------------------------------------------------------------------------------

After December 31, 1999 for IRS levies                                  X        X
-------------------------------------------------------------------------------------
Pursuant to qualified domestic relations orders                         X        X
-------------------------------------------------------------------------------------



1.    You must be separated from service at the time payments begin.

SYSTEMATIC WITHDRAWAL PROGRAM FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS (SEPP) AND INCOME OPTIONS


If You are considering using the Systematic Withdrawal Program or selecting an Annuity option for the purpose of meeting the SEPP exception to the 10% tax penalty, consult with Your tax advisor. It is not clear whether certain withdrawals or Annuity Payments under a Variable Annuity will satisfy the SEPP exception.


If You receive systematic payments that You intend to qualify for the SEPP exception, any modifications (except due to death or disability) to Your payment before age 59 1/2 or within five years after beginning SEPP payments, whichever is later, will result in the retroactive imposition of the 10% penalty with interest. Such modifications may include additional Purchase Payments or withdrawals (including tax-free transfers or rollovers of income payments) from the Contract.

SEPARATE ACCOUNT CHARGES


It is conceivable that the charges for certain benefits such as any of the guaranteed death benefits and certain living benefits could be considered to be taxable each year as deemed distributions from the Contract to pay for non-Annuity benefits. We currently treat these charges as an intrinsic part of the Contract and do not tax report these as taxable income. However, it is possible that this may change in the future if We determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.


QUALIFIED CONTRACTS -- GENERALLY

PURCHASE PAYMENTS

Generally, all Purchase Payments will be contributed on a "before-tax" basis. This means that the Purchase Payments entitle You to a tax deduction or are not subject to current income tax.

Under some circumstances "after-tax" Purchase Payments can be made to certain annuities. These Purchase Payments do not reduce Your taxable income or give You a tax deduction.

There are different annual Purchase Payments limits for the annuities offered in this prospectus. Purchase Payments in excess of the limits may result in adverse tax consequences.

WITHDRAWALS, TRANSFERS AND ANNUITY PAYMENTS


Because Your Purchase Payments are generally on a before-tax basis, You generally pay income taxes on the full amount of money You withdraw as well as income earned under the Contract. Withdrawals and Annuity Payments attributable to any after-tax contributions are not subject to income tax (except for the portion of the withdrawal or payment allocable to earnings).



If certain requirements are met, You may be able to transfer amounts in Your Contract to another eligible retirement Plan or individual retirement Annuity.

Your Contract is not forfeitable (e.g., not subject to claims of Your creditors) and You may not transfer it to someone else. For certain qualified retirement Plans, an important exception is that Your account may be transferred pursuant to a qualified domestic relations order (QDRO).



Please consult the specific section for the type of Annuity You purchased to determine if there are restrictions on withdrawals, transfers or Annuity Payments.


Minimum distribution requirements also apply to the Contracts. These are described separately later in this section.


Certain mandatory distributions made to Participants in an amount in excess of $1,000 (but less than $5,000) must be automatically rolled over to an individual retirement Annuity designated by the Plan, unless the Participant elects to receive it in cash or roll it over to a different individual retirement Annuity another eligible retirement Plan.


ELIGIBLE ROLLOVER DISTRIBUTIONS AND 20% MANDATORY WITHHOLDING


For certain qualified retirement Plans, We are required to withhold 20% of the taxable portion of Your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. We are not required to withhold this money if You direct Us, the trustee or the custodian of the Plan, to directly rollover Your eligible rollover distribution to an individual retirement Annuity or another eligible retirement Plan.


Generally, an "eligible rollover distribution" is any taxable amount You receive from Your Contract. (In certain cases, after-tax amounts may also be considered eligible rollover distributions). However, it does not include taxable distributions such as:

     -    Withdrawals made to satisfy minimum distribution requirements

     -    Certain withdrawals on account of financial hardship

Other exceptions to the definition of eligible rollover distribution may exist.

For taxable withdrawals that are not "eligible rollover distributions," the Code requires different withholding rules. The withholding amounts are determined at the time of payment. In certain instances, You may elect out of these withholding requirements. You may be subject to the 10% penalty tax if You withdraw taxable money before You turn age 59 1/2.

MINIMUM DISTRIBUTION REQUIREMENTS

Generally, You must begin receiving withdrawals by April 1 of the latter of:

     -    the calendar year following the year in which You reach age 70 1/2 or

     - the calendar year following the calendar year You retire, provided You do not own 5% or more of Your employer.


For after-death required minimum distributions ("RMD"), the five year rule is applied without regard to calendar year 2009 due to the 2009 RMD waiver. For instance, for a Contract Owner who died in 2007, the five year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with Your tax advisor because the application of these rules to Your particular circumstances may have been impacted by the 2009 RMD waiver.


You may not satisfy minimum distributions for an employer's qualified Plan (i.e., 401(k), 403(a), 457(b)) with distributions from another qualified Plan of the same or a different employer.


Complex rules apply to the calculation of these withdrawals. A tax penalty of 50% applies to withdrawals which should have been taken but were not. It is not clear whether income payments under a Variable Annuity will satisfy these rules. Consult Your tax advisor prior to choosing a pay-out option.


In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the Underlying Funds but also with respect to actuarial gains. Additionally, these regulations permit payments under immediate annuities to increase due to a full withdrawal or to a partial withdrawal under certain circumstances.

The regulations also require that the value of benefits under a deferred Annuity including certain death benefits in excess of Cash Value must be added to the amount credited to Your account in computing the amount required to be distributed over the applicable period. You should consult Your own tax advisor as to how these rules affect Your own Contract. We will provide You with additional information regarding the amount that is subject to minimum distribution under this rule.



If You intend to receive Your minimum distributions which are payable over the joint lives of You and a Beneficiary who is not Your spouse (or over a period not exceeding the joint life expectancy of You and Your non-spousal Beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the Beneficiary be reduced after Your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. Consult Your tax advisor.


DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the Contract Owner (under the rules for withdrawals or income payments, whichever is applicable).



Generally, if You die before required minimum distribution withdrawals have begun, We must make payment of Your entire interest by December 31st of the year that is the fifth anniversary of Your death or begin making payments over a period and in a manner allowed by the Code to Your Beneficiary by December 31st of the year after Your death. Consult Your tax advisor because the application of these rules to Your particular circumstances may have been impacted by the 2009 RMD waiver (see Minimum Distribution Requirements section for additional information).


If Your spouse is Your Beneficiary, and Your Contract permits, Your spouse may delay the start of these payments until December 31 of the year in which You would have reached age 70 1/2.

If Your spouse is Your Beneficiary, Your spouse may also be able to rollover the death proceeds into another eligible retirement Plan in which he or she participates, if permitted under the receiving Plan.


Under federal tax rules, a same-sex spouse is treated as a non-spouse
Beneficiary.



If Your spouse is not Your Beneficiary and Your Contract permits, Your Beneficiary may also be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited individual retirement Annuity. However, such Beneficiary may not treat the inherited individual retirement Annuity as his or her own individual retirement Annuity. Certain employer Plans(i.e., 401(a), 403(a), 403(b) and governmental 457 Plans) are required to permit a non-spouse direct trustee-to-trustee rollover.


If You die after required distributions begin, payments of Your entire remaining interest must be made in a manner and over a period as provided under the Code (and any applicable regulations).

INCIDENTAL BENEFITS


Certain death benefits may be considered incidental benefits under a tax qualified Plan, which are limited under the Code. Failure to satisfy these limitations may have adverse tax consequences to the Plan and to the Participant.



Where otherwise permitted to be offered under Annuity contracts issued in connection with qualified Plans, the amount of life insurance is limited under the incidental death benefit rules. You should consult Your own tax advisor prior to purchase of the Contract under a qualified Plan as a violation of these requirements could result in adverse tax consequences to the Plan and to the Participant including current taxation of amounts under the Contract.


KEOGH PLANS

A Keogh Plan is generally a qualified retirement Plan (defined contribution or defined benefit) that covers a self-employed person. Other employees may also be covered. Special rules apply to contribution limits in the case of a self-employed person. Please consult Your tax advisor about Your particular situation.

See this tax section for a brief description of the tax rules that apply to Keoghs

401(K) PLANS

The tax rules regarding retirement Plans are complex. We do not give tax advice. Please consult Your tax advisor about Your particular situation.

See this tax section for a brief description of the tax rules that apply to 401(k)s.

PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") provides the following tax treatment for Contracts issued to Contract Owners in the Commonwealth of Puerto Rico.


GENERAL TAX TREATMENT OF ANNUITIES


For Puerto Rico tax purposes, amounts received as an Annuity under an Annuity contract are defined as amounts (determined based on a computation with reference to life expectancy and mortality tables) received in periodical installments and payable over a period longer than one year from the Annuity starting date.



Annuity Payments generally have two elements: a part that constitutes a return of the Annuity's cost (return of capital) and a part that constitutes income.



From each Annuity payment received, taxpayers must include in their gross income for income tax purposes the lower of (a) the Annuity Payments received during the taxable year, or (b) 3% of the aggregate premiums or consideration paid for the Annuity divided by 12 and multiplied by the number of months in respect to which the installment is paid. The excess over the 3% is excluded from gross income until the aggregate premiums or consideration is recovered.



Once the Annuity's cost has been fully recovered, all of the Annuity payment constitutes taxable income. There is no penalty tax on early distributions from Annuity contracts.



No gain or loss has to be generally recognized when certain insurance policies are exchanged for other insurance policies. These tax free exchanges include a life insurance contract for another or for an endowment or Annuity contract (or a combination thereof). The total amount received, within the same taxable year, from a Variable Annuity Contract issued by an eligible insurance company, may be taxed as a long-term capital gain at the rate in effect at the time of the transaction, which generally is 10%.


VARIABLE ANNUITY CONTRACT UNDER A QUALIFIED PLAN


An Annuity contract may be purchased by an employer for an employee under a qualified pension, profit-sharing, stock bonus, Annuity, or a cash or deferred arrangement ("CODA") Plan established pursuant to Section 1081.01 of the 2011 PR Code. The employer has two alternatives: (1) purchase the Annuity contract and transfer the same to the trust under the Plan, or (2) make contributions to a trust under a qualified Plan for the purpose of providing an Annuity contract for an employee.



Qualified Plans must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which include, among others, certain participation requirements.



The trust created under the qualified Plan is exempt from tax on its investment income.


a. Contributions


          The employer is entitled, in determining its net taxable income, to claim a current income tax deduction for contributions made to the trust created under the terms of a qualified Plan. However, statutory limitations on the deductibility of contributions made to the trust under a qualified Plan limit the amount of funds that may be contributed each year.


b. Distributions


          The amount paid by the employer towards the purchase of the Variable Annuity Contract or contributed to the trust for providing Variable Annuity Contracts for the employees is not required to be included in the income of the employee. However, any amount received or made available to the employee under the qualified Plan is includible in the gross income of the employee in the taxable year in which received or made available.



          In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the Variable Annuity Contract for purposes of determining the amount of Annuity Payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified Plan shall be included in their entirety in the employee's gross income.



Lump-sum proceeds from a Puerto Rico qualified retirement Plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source.



A special rate of 10% may apply instead, if the Plan satisfies the following requirements: (1) the Plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and
(2) after January 30, 2006, 10% of all Plan's trust assets (calculated based on the average balance of investments of the trust) attributable to Participants which are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period. If those two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. Property located in Puerto Rico includes shares of stock of a Puerto Rico corporation, bonds, notes and other evidence of indebtedness issued by the Commonwealth of Puerto Rico or the instrumentalities thereof.





The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified Plan.


c. Rollover


          Deferral of the recognition of income continues upon the receipt of a distribution by a Participant from a qualified Plan, if the distribution is contributed to another qualified retirement Plan or traditional individual retirement account ('IRA") for the employee's benefit no later than sixty (60) days after the distribution.


ERISA CONSIDERATIONS


In the context of a Puerto Rico qualified retirement Plan trust, the IRS has recently held that the transfer of assets and liabilities from a Code qualified retirement Plan trust to that type of Plan would generally be treated as a distribution includible in gross income for U. S. income tax purposes even if the Puerto Rico retirement Plan is a Plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a Code qualified retirement Plan trust to a Puerto Rico qualified retirement Plan trust that has made an election under ERISA
Section 1022(i)(2) is not treated as a distribution from the transferor Plan for U.S. income tax purposes because a Puerto Rico retirement Plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement Plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement Plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2011.


A VARIABLE ANNUITY CONTRACT UNDER A KEOGH PLAN


A Variable Annuity Contract may be purchased for purposes of funding a self employed retirement Plan under Section 1081.01(f) of the 2011 PR Code. This Plan is commonly known as a Keogh Plan or an HR 10 Plan.



This Plan permits self-employed individuals and owner-employees to adopt pension Plans, profit sharing Plans or Annuity Plans for themselves and their employees. A self-employed individual is any individual who carries on a trade or business as a sole proprietor, an independent contractor or anyone who is in business for himself or herself.



An owner-employee is any individual who owns all of an unincorporated business. In the case of a corporation of individuals or a special partnership, an owner-employee is a shareholder or a partner owning more than 10% of the interest in capital or profits.



Similar to a qualified Plan, the Variable Annuity Contract may be purchased and be transferred to a trust, or contributions may be made to the trust for the purpose of providing an Annuity contract for the trust beneficiaries.

a. Contributions


          A tax deduction may be claimed for contributions made to the Plan. As in other qualified Plans, contributions to the Plan are subject to certain statutory limits. The limit on the deduction depends on the type of Plan selected.


          Such contributions and the income generated from them are not taxable to the owner employee, his employees or to the self-employed individual until the funds are distributed or made available to them.


          The investment income generated from the contributions made to the Plan which are held in a qualified trust is tax exempt to the trust.


b. Distributions


          Distributions made under a qualified self-employed retirement Plan will be subject to the rules described for "A Variable Annuity Contract under a Qualified Plan - Distributions and Rollover".


                                OTHER INFORMATION

--------------------------------------------------------------------------------

THE INSURANCE COMPANY

MetLife Insurance Company of Connecticut (the "Company") is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.

FINANCIAL STATEMENTS

The financial statements for the insurance company and for the Separate Accounts are located in the Statement of Additional Information.

DISTRIBUTION OF THE CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut (the "Company") has appointed MetLife Investors Distribution Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other Variable Annuity Contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g., commissions payable to retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts; however, MLIDC may receive 12b-1 fees from the Underlying Funds.

MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California, 92614. MLIDC is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA"). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Company no longer offers the Contracts to new purchasers, but it continues to accept Purchase Payments from existing Contract Owners and Plan Participants.

COMPENSATION. Broker-dealers who have selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of Funding Options invested in the Contract. Alternatively, We may pay lower compensation on Funding Options but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.5% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).

The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to You. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDC may enter into similar arrangements with their other affiliates, MetLife Securities, Inc., Walnut Street Securities, Inc. and New England Securities Corporation. (See the Statement of Additional Information -- "Distribution and Principal Underwriting Agreement" for a list of the broker-dealer firms that received compensation during 2009, as well as the range of additional compensation paid.)

The Company and MLIDC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or subadviser to one or more Underlying Funds which are offered under the Contracts. These investment advisory firms include Morgan Stanley Investment Advisers, Inc., MetLife Advisers, LLC . MetLife Advisers, LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a subadviser may favor these Funds when offering the Contracts.

SALE OF THE CONTRACTS BY AFFILIATES OF THE COMPANY. The Company and MLIDC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including Tower Square Securities, Inc., MetLife Securities, Inc., Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contract is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker-dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financial arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans, and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.

Metropolitan Life Insurance Company ("MetLife"), an affiliate of the Company, registered representatives, who are associated with MetLife Securities, Inc., receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in Our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and Funding Options applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and Funding Options applied to all products sold and serviced by the representative.) In addition, all MetLife registered representatives are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concessions and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.

The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sales of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.

We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series(R), a percentage of all Purchase Payments allocated to the American Funds Global Growth Fund, the American Funds Growth Fund, and the American Funds Growth-Income Fund for services it provides in marketing the Underlying Funds' shares in connection with the Contract.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which We deliver a Contract govern that Contract. Where a state has not approved a Contract feature or Funding Option, it will not be available in that state. Any paid-up Annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which We delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, We believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders We are required to obtain from You and from other owners' instructions on how to vote those shares. We will vote all shares, including those We may own on Our own behalf, and those where We have not received instructions from Contract Owners, in the same proportion as shares for which We received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Should We determine that We are no longer required to comply with the above, We will vote on the shares in Our own right. In certain limited circumstances, and when permitted by law, We may disregard voting instructions. If We do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

CONTRACT MODIFICATION

We reserve the right to modify the Contract to keep it qualified under all related law and regulations that are in effect during the term of this Contract. We will obtain the approval of any regulatory authority needed for the modifications.

POSTPONEMENT OF PAYMENT (THE "EMERGENCY PROCEDURE")

Payment of any benefit or determination of values may be postponed whenever: (1) the NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists as determined by the Commission so that disposal of the securities held in the Funding Options is not reasonably practicable or it is not reasonably practicable to determine the value of the Funding Option's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of Contract Owners. This Emergency Procedure will supercede any provision of the Contract that specifies a Valuation Date. At any time, payments from the Fixed Account may also be delayed.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require Us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about You and Your Contract to government regulators.

LEGAL PROCEEDINGS

In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                                   APPENDIX A

--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION

          FOR METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.


                      MRP -- SEPARATE ACCOUNT CHARGES 0.80%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco V.I. Van Kampen Capital Growth Subaccount
  (Series II) (5/01).................................  2008      0.917          0.877                 --
                                                       2007      0.793          0.917            606,950
                                                       2006      0.779          0.793            545,333
                                                       2005      0.729          0.779            492,511

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/04)...................................  2006      1.122          1.175                 --
                                                       2005      1.081          1.122          4,702,700

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/01)...................................  2006      0.901          0.888                 --
                                                       2005      0.791          0.901            183,015

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (5/04).............................................  2010      1.473          1.633          2,069,801
                                                       2009      1.044          1.473          2,841,281
                                                       2008      1.708          1.044          2,412,144
                                                       2007      1.499          1.708          2,294,629
                                                       2006      1.255          1.499          1,453,911
                                                       2005      1.109          1.255            592,615

  American Funds Growth Subaccount (Class 2) (5/04)..  2010      1.178          1.387          5,335,625
                                                       2009      0.852          1.178          5,699,057
                                                       2008      1.532          0.852          4,896,716
                                                       2007      1.375          1.532          5,593,900
                                                       2006      1.258          1.375          3,219,691
                                                       2005      1.091          1.258          1,183,856

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (5/04).............................................  2010      1.086          1.201          1,462,128
                                                       2009      0.834          1.086          2,459,752
                                                       2008      1.353          0.834          2,364,357
                                                       2007      1.299          1.353          2,914,044
                                                       2006      1.136          1.299          2,520,726
                                                       2005      1.082          1.136          1,450,865

Capital Appreciation Fund
  Capital Appreciation Fund (8/96)...................  2006      2.460          2.441                 --
                                                       2005      2.098          2.460          4,745,861

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/03).............................................  2006      1.760          2.315                 --
                                                       2005      1.655          1.760            757,974

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/98).....................................  2008      1.354          1.299                 --
                                                       2007      1.274          1.354          2,502,235
                                                       2006      1.103          1.274          2,547,399
                                                       2005      1.065          1.103          2,566,767

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/98).....................................  2008      1.306          1.236                 --
                                                       2007      1.480          1.306          4,353,434
                                                       2006      1.438          1.480          4,294,212
                                                       2005      1.370          1.438          4,041,542

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (6/01)....................................  2010      1.388          1.610          1,953,229
                                                       2009      1.033          1.388          2,926,995
                                                       2008      1.817          1.033          2,891,551
                                                       2007      1.562          1.817          3,832,178
                                                       2006      1.413          1.562          2,947,001
                                                       2005      1.221          1.413          1,722,394

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2010      1.939          2.473          2,288,272
                                                       2009      1.399          1.939          2,889,712
                                                       2008      2.334          1.399          3,317,106
                                                       2007      2.040          2.334          4,265,817
                                                       2006      1.830          2.040          3,376,589
                                                       2005      1.563          1.830          2,207,743

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (5/01)........................  2010      0.998          1.263            328,424
                                                       2009      0.701          0.998            544,904
                                                       2008      1.228          0.701            610,380
                                                       2007      1.113          1.228            652,799
                                                       2006      1.032          1.113            532,803
                                                       2005      0.993          1.032            576,907

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/03)..........................................  2006      1.475          1.732                 --
                                                       2005      1.345          1.475            366,454

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2010      2.965          3.458            740,739
                                                       2009      1.732          2.965          1,175,308
                                                       2008      3.691          1.732            980,399
                                                       2007      2.889          3.691          1,092,325
                                                       2006      2.274          2.889            851,265
                                                       2005      1.798          2.274            332,490

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2010      1.402          1.508            708,770
                                                       2009      1.032          1.402            752,933
                                                       2008      1.744          1.032            697,982
                                                       2007      1.523          1.744            751,036
                                                       2006      1.264          1.523            563,685
                                                       2005      1.156          1.264            412,394

High Yield Bond Trust
  High Yield Bond Trust (5/05).......................  2006      1.029          1.055                 --
                                                       2005      1.000          1.029                 48

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2010      0.556          0.693          2,312,305
                                                       2009      0.388          0.556          2,717,306
                                                       2008      0.697          0.388          2,279,516
                                                       2007      0.577          0.697          2,903,533
                                                       2006      0.513          0.577          2,322,705
                                                       2005      0.462          0.513          2,128,853

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/00)............................  2010      1.162          1.181                 --
                                                       2009      0.932          1.162            193,808
                                                       2008      1.323          0.932            195,698
                                                       2007      1.096          1.323            250,599
                                                       2006      1.039          1.096            172,078
                                                       2005      0.933          1.039            130,037

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/00).....................................  2010      0.440          0.543            351,339
                                                       2009      0.283          0.440            638,503
                                                       2008      0.509          0.283            599,307
                                                       2007      0.422          0.509          1,049,630
                                                       2006      0.394          0.422            741,728
                                                       2005      0.356          0.394            724,224

  Janus Aspen Growth and Income Subaccount (Service
  Shares) (5/00).....................................  2006      0.855          0.917                 --
                                                       2005      0.769          0.855            647,648

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.577          1.782                 --
                                                       2005      1.529          1.577            187,645

Legg Mason Partners Equity Trust
  LMPET S&P 500 Index Subaccount (Class A) (6/98)....  2010      1.045          1.114                 --
                                                       2009      0.836          1.045          4,124,575
                                                       2008      1.347          0.836          5,138,227
                                                       2007      1.293          1.347          6,247,242
                                                       2006      1.131          1.293          5,198,633
                                                       2005      1.095          1.131          5,261,632

Legg Mason Partners Income Trust
  LMPIT Western Asset Corporate Bond Subaccount
  (Class A) (9/96)...................................  2010      1.914          2.117            221,520
                                                       2009      1.443          1.914            270,213
                                                       2008      1.890          1.443            418,267
                                                       2007      1.875          1.890            939,953
                                                       2006      1.834          1.875            747,385
                                                       2005      1.816          1.834            695,541

  Templeton Growth Fund, Inc. (Class A) (8/96).......  2010      2.109          2.250          2,301,640
                                                       2009      1.626          2.109          2,502,776
                                                       2008      2.899          1.626          2,785,648
                                                       2007      2.860          2.899          4,942,823
                                                       2006      2.366          2.860          4,545,233
                                                       2005      2.206          2.366          4,209,251

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (5/00)........................  2010      0.902          1.118          1,572,838
                                                       2009      0.675          0.902          1,669,887
                                                       2008      1.142          0.675          1,581,500
                                                       2007      1.135          1.142          2,978,634
                                                       2006      1.051          1.135          3,094,501
                                                       2005      0.949          1.051          3,252,824

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (8/98)...................................  2010      1.380          1.542          1,015,282
                                                       2009      1.139          1.380          1,276,517
                                                       2008      1.624          1.139          1,593,284
                                                       2007      1.510          1.624          3,227,190
                                                       2006      1.326          1.510          2,811,993
                                                       2005      1.282          1.326          2,953,263

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (4/07)........................  2010      1.196          1.332            130,876
                                                       2009      0.981          1.196            327,769
                                                       2008      1.521          0.981            422,662
                                                       2007      1.506          1.521            623,472

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2010      0.785          0.908            830,213
                                                       2009      0.611          0.785          1,004,258
                                                       2008      0.972          0.611          1,222,874
                                                       2007      1.009          0.972          1,609,178

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (10/98).......................  2010      1.596          1.739            401,779
                                                       2009      1.130          1.596            415,809
                                                       2008      1.817          1.130            510,603
                                                       2007      1.739          1.817          1,659,441
                                                       2006      1.676          1.739          1,407,186
                                                       2005      1.605          1.676          1,322,785

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (10/98).......................  2010      1.476          1.603            639,416
                                                       2009      1.195          1.476            738,787
                                                       2008      1.872          1.195            712,858
                                                       2007      1.816          1.872          1,695,614
                                                       2006      1.548          1.816          1,614,855
                                                       2005      1.465          1.548          1,364,011

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (4/07)........................  2010      1.195          1.484            785,742
                                                       2009      0.844          1.195            847,183
                                                       2008      1.435          0.844            793,971
                                                       2007      1.385          1.435          1,069,315

  LMPVET Equity Index Subaccount (Class II) (5/04)...  2009      0.829          0.809                 --
                                                       2008      1.337          0.829          1,585,166
                                                       2007      1.284          1.337          2,524,699
                                                       2006      1.125          1.284          2,610,250
                                                       2005      1.087          1.125          2,597,987

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2010      1.197          1.332          2,053,890
                                                       2009      0.982          1.197          2,476,231
                                                       2008      1.324          0.982          2,517,105
                                                       2007      1.203          1.324          2,978,942
                                                       2006      1.126          1.203            248,981
                                                       2005      1.087          1.126            240,793

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2010      0.965          1.045            262,863
                                                       2009      0.828          0.965            225,252
                                                       2008      1.059          0.828            263,786
                                                       2007      1.054          1.059            254,532
                                                       2006      1.020          1.054            225,816
                                                       2005      1.005          1.020             14,114

  LMPVIT Western Asset Variable Global High Yield
  Bond Subaccount (Class I) (7/98)...................  2010      1.833          2.090            283,568
                                                       2009      1.188          1.833            465,289
                                                       2008      1.731          1.188            484,301
                                                       2007      1.746          1.731          1,368,744
                                                       2006      1.591          1.746          1,267,050
                                                       2005      1.544          1.591          1,224,925

  LMPVIT Western Asset Variable Money Market
  Subaccount (6/98)..................................  2010      1.286          1.283                 --
                                                       2009      1.293          1.286         10,281,238
                                                       2008      1.271          1.293         10,439,677
                                                       2007      1.221          1.271         11,283,389
                                                       2006      1.176          1.221          8,736,446
                                                       2005      1.153          1.176          8,970,323

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.317          1.409                 --
                                                       2006      1.176          1.317            845,914
                                                       2005      1.130          1.176            592,508

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (9/98).........  2007      2.335          2.456                 --
                                                       2006      1.992          2.335            603,946
                                                       2005      1.930          1.992            646,532

  LMPVPI Total Return Subaccount (Class I) (10/98)...  2007      1.466          1.512                 --
                                                       2006      1.313          1.466            658,739
                                                       2005      1.281          1.313            739,519

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/04).............................................  2007      1.323          1.379                 --
                                                       2006      1.138          1.323            676,211
                                                       2005      1.111          1.138            482,765

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/04).............................................  2007      1.392          1.539                 --
                                                       2006      1.251          1.392            344,495
                                                       2005      1.165          1.251            195,419

Managed Assets Trust
  Managed Assets Trust (7/05)........................  2006      1.021          1.057                 --
                                                       2005      1.000          1.021                 --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      2.726          2.634                 --
                                                       2007      2.591          2.726            475,153
                                                       2006      2.706          2.591            586,953

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2010      1.971          2.272            479,966
                                                       2009      1.348          1.971            833,120
                                                       2008      1.791          1.348            607,627
                                                       2007      1.757          1.791            613,170
                                                       2006      1.658          1.757            181,323

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.177          1.238                 --
                                                       2006      1.106          1.177            189,385

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2010      0.915          1.021            270,808
                                                       2009      0.773          0.915            164,235
                                                       2008      1.243          0.773            186,496
                                                       2007      1.227          1.243            356,645

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2010      0.806          0.930          1,266,959
                                                       2009      0.601          0.806          1,773,288
                                                       2008      1.037          0.601          1,594,940
                                                       2007      1.227          1.037          2,268,501
                                                       2006      1.003          1.227          2,073,480

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2010      1.162          1.377             73,144
                                                       2009      0.907          1.162             69,253
                                                       2008      1.223          0.907             14,965
                                                       2007      1.245          1.223             38,393
                                                       2006      1.161          1.245             10,874

  MIST FOF -- American Funds Balanced Allocation
  Subaccount (Class C) (4/08)........................  2010      0.904          1.006             89,286
                                                       2009      0.704          0.904            411,958
                                                       2008      1.001          0.704             17,495

  MIST FOF -- American Funds Growth Allocation
  Subaccount (Class C) (4/08)........................  2010      0.850          0.957            509,334
                                                       2009      0.639          0.850            527,797
                                                       2008      1.000          0.639             72,315

  MIST FOF -- American Funds Moderate Allocation
  Subaccount (Class C) (4/08)........................  2010      0.945          1.031            110,193
                                                       2009      0.772          0.945            316,411
                                                       2008      1.002          0.772             31,425

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2010      1.575          1.823          1,212,355
                                                       2009      1.021          1.575          1,845,543
                                                       2008      1.736          1.021          1,657,320
                                                       2007      1.765          1.736          2,423,045
                                                       2006      1.593          1.765          1,656,157

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2010      1.042          1.308            298,962
                                                       2009      0.783          1.042            317,069
                                                       2008      1.285          0.783            253,089
                                                       2007      1.163          1.285            260,795
                                                       2006      1.166          1.163             81,211

  MIST Janus Forty Subaccount (Class A) (4/06).......  2010      2.668          2.903          1,976,265
                                                       2009      1.878          2.668          3,625,488
                                                       2008      3.256          1.878          3,742,050
                                                       2007      2.516          3.256          5,432,329
                                                       2006      2.441          2.516          4,958,834

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lazard Mid Cap Subaccount (Class A) (4/07)....  2010      2.274          2.781            282,061
                                                       2009      1.672          2.274            416,319
                                                       2008      1.159          1.672            392,586
                                                       2007      1.301          1.159             71,608

  MIST Legg Mason ClearBridge Aggressive Growth
  Subaccount (Class B) (4/08)........................  2010      0.653          0.802             22,669
                                                       2009      0.495          0.653             13,080
                                                       2008      0.783          0.495                278

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.879          0.871                 --
                                                       2008      1.184          0.879             99,237
                                                       2007      1.123          1.184             72,631
                                                       2006      1.057          1.123             58,047

  MIST Legg Mason Value Equity Subaccount (Class B)
  (4/08).............................................  2010      0.647          0.689              7,545
                                                       2009      0.473          0.647             65,840
                                                       2008      0.902          0.473              3,556

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2010      1.360          1.527            498,560
                                                       2009      1.000          1.360            360,026
                                                       2008      1.235          1.000            125,518
                                                       2007      1.166          1.235            135,709
                                                       2006      1.106          1.166             43,352

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2010      0.826          0.958          3,960,683
                                                       2009      0.703          0.826          5,690,022
                                                       2008      1.113          0.703          6,174,571
                                                       2007      1.082          1.113          9,498,252
                                                       2006      1.001          1.082          8,064,102

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (4/07) *...........................................  2010      1.060          1.320            531,985
                                                       2009      0.845          1.060            653,915
                                                       2008      1.390          0.845            445,377
                                                       2007      1.523          1.390            514,055

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.779          0.742                 --
                                                       2008      1.368          0.779          1,775,749
                                                       2007      1.233          1.368          2,156,062
                                                       2006      1.241          1.233          2,073,090

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/08)...................................  2010      1.064          1.309            295,554
                                                       2009      0.634          1.064            240,192
                                                       2008      1.374          0.634             47,192

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08)...................................  2010      1.393          1.540             53,444
                                                       2009      1.067          1.393            225,983
                                                       2008      1.821          1.067             20,303

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class A) (4/08)...................................  2010      0.840          0.914              6,557
                                                       2009      0.588          0.840             49,224
                                                       2008      1.044          0.588                473

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2010      1.175          1.258          1,082,945
                                                       2009      1.000          1.175            981,329
                                                       2008      1.080          1.000            574,692
                                                       2007      1.014          1.080            434,558

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2010      1.695          1.818          2,690,472
                                                       2009      1.513          1.695          2,594,022

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2010      1.389          1.602            126,928
                                                       2009      1.130          1.389            105,810
                                                       2008      1.696          1.130            144,685
                                                       2007      1.629          1.696            127,566
                                                       2006      1.506          1.629            107,404

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.188          1.315                 --
                                                       2006      1.123          1.188             12,126

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2010      2.121          2.360            589,802
                                                       2009      1.606          2.121            756,850
                                                       2008      1.814          1.606            621,487
                                                       2007      1.715          1.814            804,622
                                                       2006      1.647          1.715            662,585

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (11/06) *.......................................  2010      1.531          1.821          1,425,054
                                                       2009      1.220          1.531          1,961,018
                                                       2008      1.753          1.220          1,763,923
                                                       2007      1.822          1.753          3,178,391
                                                       2006      1.782          1.822            545,476

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2010      1.355          1.544            221,235
                                                       2009      1.080          1.355            196,612

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2010      0.608          0.695          1,318,428
                                                       2009      0.411          0.608          2,047,156
                                                       2008      0.763          0.411          2,339,277
                                                       2007      0.639          0.763          4,320,558
                                                       2006      0.651          0.639          4,504,552

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2010      1.649          1.772          1,034,495
                                                       2009      1.518          1.649          1,415,217
                                                       2008      1.585          1.518            923,773
                                                       2007      1.503          1.585          1,490,981
                                                       2006      1.439          1.503          1,425,445

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2010      1.032          1.122             61,036
                                                       2009      0.885          1.032            118,571

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2010      1.076          1.163             83,627
                                                       2009      0.977          1.076             32,097
                                                       2008      1.426          0.977              6,490

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2010      1.384          1.645          2,648,950
                                                       2009      1.093          1.384          3,320,926

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      2.176          2.268                 --
                                                       2008      3.349          2.176             24,582

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2010      1.283          1.276          7,246,877

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2010      1.052          1.169            615,415
                                                       2009      0.803          1.052          1,339,733
                                                       2008      1.294          0.803          1,466,316

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      1.017          1.064                 --
                                                       2008      1.858          1.017          2,060,476
                                                       2007      1.801          1.858          2,634,819
                                                       2006      1.768          1.801          2,753,636

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2010      1.642          1.865            914,518
                                                       2009      1.360          1.642          1,098,895
                                                       2008      2.248          1.360          1,315,072
                                                       2007      2.177          2.248          1,781,421
                                                       2006      2.111          2.177          1,847,498

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2010      0.811          0.895            251,753
                                                       2009      0.586          0.811            337,292
                                                       2008      0.879          0.586            363,719

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.840          0.964            713,719
                                                       2009      0.644          0.840          2,533,213
                                                       2008      1.090          0.644          1,846,167
                                                       2007      1.064          1.090          1,343,253
                                                       2006      1.000          1.064            515,102

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2010      1.114          1.216            734,008
                                                       2009      0.932          1.114          1,125,722
                                                       2008      1.097          0.932            806,829
                                                       2007      1.047          1.097            468,583
                                                       2006      1.000          1.047            171,346

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2010      1.045          1.156          1,104,924
                                                       2009      0.852          1.045          1,111,571
                                                       2008      1.095          0.852          1,143,124
                                                       2007      1.053          1.095            583,075
                                                       2006      1.000          1.053            242,241

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.973          1.093          2,147,689
                                                       2009      0.776          0.973          3,679,848
                                                       2008      1.095          0.776          2,380,180
                                                       2007      1.058          1.095          1,995,660
                                                       2006      1.000          1.058          1,206,829

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2010      0.903          1.027          4,390,526
                                                       2009      0.705          0.903          4,192,022
                                                       2008      1.095          0.705          3,188,727
                                                       2007      1.063          1.095          2,240,979
                                                       2006      1.000          1.063            601,332

  MSF MetLife Stock Index Subaccount (Class A) (5/09)
  *..................................................  2010      0.966          1.100          5,169,435
                                                       2009      0.780          0.966            330,228

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2010      2.142          2.335          2,268,630
                                                       2009      1.824          2.142          2,831,600
                                                       2008      2.367          1.824          3,137,526
                                                       2007      2.291          2.367          4,648,347
                                                       2006      2.132          2.291          4,503,963

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2010      1.227          1.356          1,496,538
                                                       2009      1.024          1.227          1,675,505
                                                       2008      1.529          1.024          1,412,808
                                                       2007      1.432          1.529          1,257,804
                                                       2006      1.289          1.432            388,414

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/08).............................................  2010      1.765          2.030            118,581
                                                       2009      1.273          1.765             90,992
                                                       2008      2.047          1.273              2,333

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2010      0.950          1.100            733,060
                                                       2009      0.669          0.950            724,597
                                                       2008      1.164          0.669            543,259
                                                       2007      1.075          1.164            830,461
                                                       2006      0.998          1.075            665,478

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      1.126          1.504          2,810,024
                                                       2009      0.819          1.126          3,252,862
                                                       2008      1.239          0.819          2,882,502

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.127          1.173                 --
                                                       2006      1.055          1.127            456,416

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2010      1.170          1.230          2,080,474
                                                       2009      1.129          1.170          2,562,680
                                                       2008      1.140          1.129          2,263,419
                                                       2007      1.100          1.140          2,663,624
                                                       2006      1.057          1.100          2,286,785

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.131          1.198                 --
                                                       2005      1.078          1.131            298,360

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/05)......................................  2007      0.988          1.010                 --
                                                       2006      0.989          0.988            435,339
                                                       2005      1.000          0.989             25,433

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.456          1.509                 --
                                                       2008      1.401          1.456          2,222,495
                                                       2007      1.298          1.401          3,075,048
                                                       2006      1.260          1.298          2,859,226
                                                       2005      1.240          1.260          2,924,975

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.035          2.179                 --
                                                       2006      1.749          2.035          2,256,210
                                                       2005      1.647          1.749          1,737,523

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/04).............................................  2006      1.162          1.241                 --
                                                       2005      1.078          1.162          2,860,893

  Travelers Convertible Securities Subaccount
  (5/04).............................................  2006      1.035          1.106                 --
                                                       2005      1.040          1.035              3,355

  Travelers Disciplined Mid Cap Stock Subaccount
  (8/98).............................................  2006      2.471          2.706                 --
                                                       2005      2.216          2.471            683,018

  Travelers Equity Income Subaccount (10/96).........  2006      2.004          2.111                 --
                                                       2005      1.933          2.004          2,087,888

  Travelers Federated High Yield Subaccount (11/96)..  2006      1.612          1.658                 --
                                                       2005      1.585          1.612            182,608

  Travelers Large Cap Subaccount (9/96)..............  2006      1.711          1.768                 --
                                                       2005      1.587          1.711          1,829,327

  Travelers Managed Allocation Series: Aggressive
  Subaccount (7/05)..................................  2006      1.057          1.126                 --
                                                       2005      1.000          1.057             28,386

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.023          1.029                 --
                                                       2005      1.000          1.023              1,342

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.048          1.088                 --
                                                       2005      1.000          1.048             44,120

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.071          1.120                 --
                                                       2005      1.000          1.071            252,608

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.030          1.053                 --
                                                       2005      1.000          1.030                 19

  Travelers Mercury Large Cap Core Subaccount
  (6/98).............................................  2006      1.039          1.106                 --
                                                       2005      0.935          1.039            184,783

  Travelers MFS(R) Mid Cap Growth Subaccount (6/01)..  2006      0.614          0.651                 --
                                                       2005      0.600          0.614          4,727,257

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (8/96)....  2006      2.059          2.132                 --
                                                       2005      2.016          2.059          4,196,861

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.190          1.289                 --
                                                       2005      1.127          1.190            178,295

  Travelers Mondrian International Stock Subaccount
  (9/96).............................................  2006      1.384          1.593                 --
                                                       2005      1.273          1.384          1,394,036

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.416          1.506                 --
                                                       2005      1.347          1.416            106,031

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.064          1.123                 --
                                                       2005      1.000          1.064                 --

  Travelers Pioneer Strategic Income Subaccount
  (9/96).............................................  2006      1.626          1.647                 --
                                                       2005      1.581          1.626            452,800

  Travelers Quality Bond Subaccount (7/97)...........  2006      1.448          1.439                 --
                                                       2005      1.437          1.448          1,438,578

  Travelers Strategic Equity Subaccount (9/96).......  2006      1.698          1.776                 --
                                                       2005      1.677          1.698          1,294,954

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (9/05)..................................  2006      1.010          1.166                 --
                                                       2005      1.000          1.010                 --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (9/05)..................................  2006      1.010          1.161                 --
                                                       2005      1.000          1.010                 --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.094          1.057                 --
                                                       2005      1.057          1.094          1,984,523

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/03).............................................  2009      1.074          1.045                 --
                                                       2008      1.687          1.074            115,353
                                                       2007      1.741          1.687            207,644
                                                       2006      1.512          1.741            226,717
                                                       2005      1.464          1.512            152,684





                      MRP -- SEPARATE ACCOUNT CHARGES 1.50%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco V.I. Van Kampen Capital Growth Subaccount
  (Series II) (5/01).................................  2008      0.876          0.835                 --
                                                       2007      0.762          0.876            874,438
                                                       2006      0.754          0.762            973,798
                                                       2005      0.711          0.754            891,392

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/04)...................................  2006      1.109          1.159                 --
                                                       2005      1.076          1.109         17,734,860

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/01)...................................  2006      0.872          0.854                 --
                                                       2005      0.771          0.872            951,877

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (5/04).............................................  2010      1.416          1.559          3,630,589
                                                       2009      1.010          1.416          4,620,155
                                                       2008      1.664          1.010          5,024,251
                                                       2007      1.471          1.664          3,743,487
                                                       2006      1.240          1.471          2,396,988
                                                       2005      1.103          1.240          1,313,171

  American Funds Growth Subaccount (Class 2) (5/04)..  2010      1.132          1.324          5,380,572
                                                       2009      0.824          1.132          7,613,172
                                                       2008      1.494          0.824          7,658,297
                                                       2007      1.350          1.494          7,546,410
                                                       2006      1.243          1.350          6,913,220
                                                       2005      1.086          1.243          3,980,066

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (5/04).............................................  2010      1.044          1.146          3,555,473
                                                       2009      0.808          1.044          5,234,657
                                                       2008      1.319          0.808          5,388,048
                                                       2007      1.275          1.319          5,065,795
                                                       2006      1.123          1.275          4,794,228
                                                       2005      1.077          1.123          3,195,600

Capital Appreciation Fund
  Capital Appreciation Fund (8/96)...................  2006      2.304          2.280                 --
                                                       2005      1.979          2.304         18,563,953

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/03).............................................  2006      1.727          2.257                 --
                                                       2005      1.636          1.727          1,777,079

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/98).....................................  2008      1.267          1.213                 --
                                                       2007      1.201          1.267          4,703,690
                                                       2006      1.046          1.201          5,754,950
                                                       2005      1.018          1.046          7,060,613

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/98).....................................  2008      1.222          1.154                 --
                                                       2007      1.395          1.222          6,326,918
                                                       2006      1.364          1.395          8,789,537
                                                       2005      1.309          1.364         10,977,038

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (6/01)....................................  2010      1.308          1.506          3,691,336
                                                       2009      0.980          1.308          5,041,273
                                                       2008      1.736          0.980          5,597,265
                                                       2007      1.502          1.736          5,580,152
                                                       2006      1.368          1.502          5,290,311
                                                       2005      1.191          1.368          4,316,893

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2010      1.825          2.311          3,738,499
                                                       2009      1.325          1.825          4,879,068
                                                       2008      2.228          1.325          5,537,872
                                                       2007      1.961          2.228          6,042,521
                                                       2006      1.771          1.961          5,940,396
                                                       2005      1.523          1.771          5,275,586

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (5/01)........................  2010      0.939          1.181          1,159,134
                                                       2009      0.664          0.939          1,203,898
                                                       2008      1.172          0.664          1,191,033
                                                       2007      1.070          1.172          1,314,904
                                                       2006      0.999          1.070          1,245,900
                                                       2005      0.968          0.999          1,259,582

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/03)..........................................  2006      1.448          1.689                 --
                                                       2005      1.329          1.448            656,050

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2010      2.830          3.278          1,352,281
                                                       2009      1.664          2.830          2,031,237
                                                       2008      3.572          1.664          2,084,019
                                                       2007      2.816          3.572          2,233,832
                                                       2006      2.232          2.816          2,063,801
                                                       2005      1.778          2.232          1,283,293

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2010      1.348          1.439          1,728,098
                                                       2009      0.998          1.348          2,457,767
                                                       2008      1.700          0.998          2,721,326
                                                       2007      1.495          1.700          2,382,872
                                                       2006      1.249          1.495          2,297,478
                                                       2005      1.151          1.249          1,807,817

High Yield Bond Trust
  High Yield Bond Trust (5/05).......................  2006      1.025          1.048                 --
                                                       2005      1.000          1.025                217

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2010      0.520          0.643          5,664,772
                                                       2009      0.365          0.520          9,355,562
                                                       2008      0.660          0.365         10,087,618
                                                       2007      0.551          0.660         10,938,244
                                                       2006      0.493          0.551         12,474,519
                                                       2005      0.447          0.493         13,988,779

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/00)............................  2010      1.086          1.101                 --
                                                       2009      0.877          1.086            715,481
                                                       2008      1.254          0.877            780,010
                                                       2007      1.046          1.254            786,344
                                                       2006      0.999          1.046            862,409
                                                       2005      0.903          0.999          1,350,337

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/00).....................................  2010      0.412          0.504          1,282,796
                                                       2009      0.266          0.412          1,809,879
                                                       2008      0.482          0.266          1,725,170
                                                       2007      0.402          0.482          1,897,800
                                                       2006      0.379          0.402          2,309,556
                                                       2005      0.345          0.379          2,527,407

  Janus Aspen Growth and Income Subaccount (Service
  Shares) (5/00).....................................  2006      0.822          0.880                 --
                                                       2005      0.744          0.822          1,901,939

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.548          1.739                 --
                                                       2005      1.511          1.548            543,026

Legg Mason Partners Equity Trust
  LMPET S&P 500 Index Subaccount (Class A) (6/98)....  2010      0.964          1.025                 --
                                                       2009      0.776          0.964          5,919,187
                                                       2008      1.260          0.776          6,747,566
                                                       2007      1.218          1.260          8,394,430
                                                       2006      1.073          1.218         10,694,114
                                                       2005      1.046          1.073         11,991,921

Legg Mason Partners Income Trust
  LMPIT Western Asset Corporate Bond Subaccount
  (Class A) (9/96)...................................  2010      1.744          1.915          1,593,590
                                                       2009      1.324          1.744          2,305,464
                                                       2008      1.746          1.324          2,546,218
                                                       2007      1.744          1.746          2,934,324
                                                       2006      1.718          1.744          3,442,527
                                                       2005      1.713          1.718          4,635,064

  Templeton Growth Fund, Inc. (Class A) (8/96).......  2010      1.921          2.035          4,345,226
                                                       2009      1.491          1.921          5,791,136
                                                       2008      2.677          1.491          6,691,155
                                                       2007      2.660          2.677          8,580,420
                                                       2006      2.216          2.660         10,506,686
                                                       2005      2.080          2.216         11,556,208

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (5/00)........................  2010      0.843          1.038          9,416,445
                                                       2009      0.636          0.843         13,572,402
                                                       2008      1.083          0.636         16,976,266
                                                       2007      1.083          1.083         21,494,932
                                                       2006      1.010          1.083         26,698,179
                                                       2005      0.919          1.010         32,284,111

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (8/98)...................................  2010      1.274          1.413          5,583,597
                                                       2009      1.059          1.274          7,677,015
                                                       2008      1.521          1.059          9,559,541
                                                       2007      1.424          1.521         10,834,100
                                                       2006      1.259          1.424         13,223,387
                                                       2005      1.225          1.259         15,966,366

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (4/07)........................  2010      1.105          1.222          1,636,261
                                                       2009      0.913          1.105          2,171,739
                                                       2008      1.426          0.913          2,313,377
                                                       2007      1.418          1.426          2,974,206

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2010      0.753          0.865          2,329,370
                                                       2009      0.591          0.753          3,427,943
                                                       2008      0.946          0.591          4,343,479
                                                       2007      0.987          0.946          5,306,512

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (10/98).......................  2010      1.476          1.597          1,241,462
                                                       2009      1.052          1.476          1,934,945
                                                       2008      1.703          1.052          2,265,637
                                                       2007      1.642          1.703          2,750,663
                                                       2006      1.593          1.642          3,624,798
                                                       2005      1.537          1.593          4,410,403

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (10/98).......................  2010      1.365          1.472          1,970,174
                                                       2009      1.113          1.365          2,421,511
                                                       2008      1.755          1.113          3,019,330
                                                       2007      1.715          1.755          4,171,098
                                                       2006      1.472          1.715          5,565,457
                                                       2005      1.403          1.472          6,896,463

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (4/07)........................  2010      1.125          1.387            619,786
                                                       2009      0.800          1.125            910,594
                                                       2008      1.369          0.800          1,049,622
                                                       2007      1.328          1.369          1,161,590

  LMPVET Equity Index Subaccount (Class II) (5/04)...  2009      0.802          0.781                 --
                                                       2008      1.303          0.802          4,827,462
                                                       2007      1.261          1.303          5,348,274
                                                       2006      1.112          1.261          6,469,380
                                                       2005      1.082          1.112          7,573,568

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2010      1.150          1.271            585,759
                                                       2009      0.951          1.150            806,914
                                                       2008      1.290          0.951            903,820
                                                       2007      1.181          1.290          1,194,548
                                                       2006      1.113          1.181          1,524,156
                                                       2005      1.082          1.113          1,999,728

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2010      0.923          0.993            160,298
                                                       2009      0.798          0.923            246,749
                                                       2008      1.028          0.798            224,610
                                                       2007      1.030          1.028            221,091
                                                       2006      1.004          1.030            229,231
                                                       2005      0.996          1.004            322,199

  LMPVIT Western Asset Variable Global High Yield
  Bond Subaccount (Class I) (7/98)...................  2010      1.691          1.915          1,073,301
                                                       2009      1.104          1.691          1,408,435
                                                       2008      1.620          1.104          1,411,761
                                                       2007      1.645          1.620          1,693,627
                                                       2006      1.509          1.645          2,007,200
                                                       2005      1.476          1.509          2,108,663

  LMPVIT Western Asset Variable Money Market
  Subaccount (6/98)..................................  2010      1.186          1.180             19,801
                                                       2009      1.202          1.186         20,789,255
                                                       2008      1.189          1.202         25,698,941
                                                       2007      1.150          1.189         23,746,080
                                                       2006      1.116          1.150         27,848,188
                                                       2005      1.102          1.116         31,824,576

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.266          1.351                 --
                                                       2006      1.138          1.266          1,416,753
                                                       2005      1.101          1.138          1,240,390

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (9/98).........  2007      2.203          2.312                  0
                                                       2006      1.893          2.203          3,069,891
                                                       2005      1.847          1.893          3,614,900

  LMPVPI Total Return Subaccount (Class I) (10/98)...  2007      1.384          1.424                 --
                                                       2006      1.248          1.384          3,933,394
                                                       2005      1.226          1.248          5,007,135

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/04).............................................  2007      1.299          1.350                 --
                                                       2006      1.124          1.299          3,030,493
                                                       2005      1.105          1.124          3,330,405

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/04).............................................  2007      1.367          1.507                 --
                                                       2006      1.236          1.367          1,539,893
                                                       2005      1.159          1.236          1,383,348

Managed Assets Trust
  Managed Assets Trust (7/05)........................  2006      1.018          1.051                 --
                                                       2005      1.000          1.018                380

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      2.554          2.462                 --
                                                       2007      2.444          2.554          1,750,476
                                                       2006      2.565          2.444          2,126,925

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2010      1.798          2.058            595,615
                                                       2009      1.238          1.798            751,479
                                                       2008      1.657          1.238            727,102
                                                       2007      1.636          1.657            809,970
                                                       2006      1.551          1.636            873,995

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.109          1.164                 --
                                                       2006      1.047          1.109          1,242,209

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2010      0.844          0.936            682,964
                                                       2009      0.719          0.844            935,154
                                                       2008      1.163          0.719          1,036,612
                                                       2007      1.154          1.163          1,052,239

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2010      0.785          0.900          2,287,070
                                                       2009      0.590          0.785          3,028,799
                                                       2008      1.025          0.590          2,894,871
                                                       2007      1.221          1.025          3,183,922
                                                       2006      1.003          1.221          3,905,358

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2010      1.127          1.327            129,566
                                                       2009      0.886          1.127            129,687
                                                       2008      1.203          0.886            189,039
                                                       2007      1.234          1.203            150,533
                                                       2006      1.157          1.234             32,623

  MIST FOF -- American Funds Balanced Allocation
  Subaccount (Class C) (4/08)........................  2010      0.893          0.987            666,224
                                                       2009      0.701          0.893            606,607
                                                       2008      1.001          0.701            385,153

  MIST FOF -- American Funds Growth Allocation
  Subaccount (Class C) (4/08)........................  2010      0.840          0.939            252,046
                                                       2009      0.636          0.840            174,830
                                                       2008      1.000          0.636             51,532

  MIST FOF -- American Funds Moderate Allocation
  Subaccount (Class C) (4/08)........................  2010      0.934          1.011            334,202
                                                       2009      0.768          0.934            246,149
                                                       2008      1.002          0.768             26,699

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2010      1.435          1.649          2,626,274
                                                       2009      0.937          1.435          3,344,044
                                                       2008      1.604          0.937          3,845,961
                                                       2007      1.643          1.604          4,825,986
                                                       2006      1.490          1.643          5,464,160

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2010      1.011          1.260            144,901
                                                       2009      0.765          1.011            136,493
                                                       2008      1.265          0.765            195,163
                                                       2007      1.153          1.265            120,157
                                                       2006      1.161          1.153             35,871

  MIST Janus Forty Subaccount (Class A) (4/06).......  2010      2.430          2.625          6,764,459
                                                       2009      1.722          2.430          9,244,599
                                                       2008      3.007          1.722         10,841,868
                                                       2007      2.340          3.007         11,858,330
                                                       2006      2.280          2.340         15,179,427

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lazard Mid Cap Subaccount (Class A) (4/07)....  2010      2.101          2.551          1,022,484
                                                       2009      1.555          2.101          1,403,029
                                                       2008      1.138          1.555          1,455,046
                                                       2007      1.283          1.138             24,910

  MIST Legg Mason ClearBridge Aggressive Growth
  Subaccount (Class B) (4/08)........................  2010      0.614          0.748             33,970
                                                       2009      0.468          0.614              5,089
                                                       2008      0.744          0.468                 --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.857          0.848                 --
                                                       2008      1.164          0.857             13,886
                                                       2007      1.111          1.164              7,648
                                                       2006      1.051          1.111              5,582

  MIST Legg Mason Value Equity Subaccount (Class B)
  (4/08).............................................  2010      0.628          0.664             13,868
                                                       2009      0.462          0.628             19,094
                                                       2008      0.886          0.462                609

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2010      1.308          1.458            537,902
                                                       2009      0.968          1.308            692,499
                                                       2008      1.204          0.968            580,196
                                                       2007      1.144          1.204            540,784
                                                       2006      1.091          1.144            353,367

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2010      0.805          0.928          8,785,390
                                                       2009      0.690          0.805         11,794,236
                                                       2008      1.100          0.690         14,364,659
                                                       2007      1.077          1.100         17,761,155
                                                       2006      1.001          1.077         18,565,726

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (4/07) *...........................................  2010      1.019          1.260          1,149,463
                                                       2009      0.817          1.019          1,643,653
                                                       2008      1.355          0.817          1,718,984
                                                       2007      1.491          1.355          1,706,830

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.754          0.717                 --
                                                       2008      1.334          0.754          6,218,100
                                                       2007      1.210          1.334          7,490,845
                                                       2006      1.224          1.210          9,190,734

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/08)...................................  2010      1.037          1.267            141,624
                                                       2009      0.622          1.037             72,157
                                                       2008      1.355          0.622              2,925

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08)...................................  2010      1.309          1.437             50,562
                                                       2009      1.010          1.309             31,377
                                                       2008      1.731          1.010             13,418

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class A) (4/08)...................................  2010      0.789          0.853              4,115
                                                       2009      0.556          0.789              7,537
                                                       2008      0.992          0.556              3,490

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2010      1.138          1.210            544,538
                                                       2009      0.976          1.138            344,260
                                                       2008      1.061          0.976            205,518
                                                       2007      1.001          1.061             64,882

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2010      1.595          1.699          5,168,365
                                                       2009      1.430          1.595          6,012,210

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2010      1.326          1.518            172,326
                                                       2009      1.086          1.326            223,699
                                                       2008      1.642          1.086            208,300
                                                       2007      1.587          1.642            210,377
                                                       2006      1.475          1.587            212,276

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.175          1.298                 --
                                                       2006      1.116          1.175             14,132

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2010      1.932          2.135          1,079,908
                                                       2009      1.474          1.932          1,467,696
                                                       2008      1.676          1.474          1,616,705
                                                       2007      1.595          1.676          1,579,932
                                                       2006      1.539          1.595          1,679,403

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (11/06) *.......................................  2010      1.461          1.726          2,467,558
                                                       2009      1.173          1.461          3,428,755
                                                       2008      1.696          1.173          4,019,529
                                                       2007      1.776          1.696          4,427,287
                                                       2006      1.739          1.776            726,415

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2010      1.293          1.463            943,139
                                                       2009      1.036          1.293          1,213,461

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2010      0.573          0.650          5,882,424
                                                       2009      0.390          0.573          8,574,314
                                                       2008      0.729          0.390         10,248,598
                                                       2007      0.615          0.729         11,521,344
                                                       2006      0.629          0.615         13,891,601

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2010      1.511          1.613          1,430,338
                                                       2009      1.401          1.511          1,708,356
                                                       2008      1.473          1.401          1,926,108
                                                       2007      1.407          1.473          2,277,476
                                                       2006      1.353          1.407          2,821,508

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2010      1.000          1.080             36,545
                                                       2009      0.861          1.000             48,150

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2010      1.020          1.094             83,371
                                                       2009      0.932          1.020             96,912
                                                       2008      1.367          0.932             47,337

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2010      1.261          1.488          6,352,104
                                                       2009      1.000          1.261          8,635,069

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      1.970          2.049                 --
                                                       2008      3.047          1.970              5,323

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2010      1.180          1.169         15,885,818

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2010      0.971          1.071          2,662,758
                                                       2009      0.746          0.971          3,396,812
                                                       2008      1.208          0.746          4,124,178

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.933          0.974                 --
                                                       2008      1.716          0.933          5,414,777
                                                       2007      1.676          1.716          6,378,104
                                                       2006      1.653          1.676          8,061,123

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2010      1.497          1.688          1,537,540
                                                       2009      1.249          1.497          2,087,504
                                                       2008      2.079          1.249          2,363,906
                                                       2007      2.027          2.079          3,034,380
                                                       2006      1.975          2.027          3,673,762

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2010      0.763          0.837            792,659
                                                       2009      0.555          0.763            952,831
                                                       2008      0.837          0.555            919,191

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.819          0.933          3,129,304
                                                       2009      0.632          0.819          3,616,932
                                                       2008      1.077          0.632          2,941,550
                                                       2007      1.059          1.077          1,619,336
                                                       2006      1.000          1.059            259,608

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2010      1.085          1.177          1,013,942
                                                       2009      0.914          1.085            829,618
                                                       2008      1.084          0.914            838,465
                                                       2007      1.042          1.084            702,513
                                                       2006      1.000          1.042            209,401

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2010      1.018          1.119          1,711,841
                                                       2009      0.836          1.018          1,447,510
                                                       2008      1.082          0.836          1,360,479
                                                       2007      1.048          1.082            747,274
                                                       2006      1.000          1.048            305,946

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.949          1.058          3,427,593
                                                       2009      0.761          0.949          4,789,618
                                                       2008      1.083          0.761          4,293,313
                                                       2007      1.053          1.083          2,688,290
                                                       2006      1.000          1.053          1,022,753

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2010      0.880          0.994          4,875,116
                                                       2009      0.692          0.880          5,514,743
                                                       2008      1.083          0.692          5,149,948
                                                       2007      1.058          1.083          4,096,531
                                                       2006      1.000          1.058          1,799,899

  MSF MetLife Stock Index Subaccount (Class A) (5/09)
  *..................................................  2010      0.910          1.030          9,123,387
                                                       2009      0.738          0.910          5,154,331

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2010      1.951          2.111          5,718,141
                                                       2009      1.673          1.951          7,462,919
                                                       2008      2.186          1.673          8,794,148
                                                       2007      2.130          2.186         10,568,624
                                                       2006      1.992          2.130         12,522,537

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2010      1.179          1.294          1,590,982
                                                       2009      0.991          1.179          1,980,595
                                                       2008      1.490          0.991          1,851,808
                                                       2007      1.406          1.490          1,614,190
                                                       2006      1.271          1.406          1,033,204

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/08).............................................  2010      1.614          1.843             21,079
                                                       2009      1.172          1.614              7,923
                                                       2008      1.893          1.172              3,269

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2010      0.926          1.065          1,912,226
                                                       2009      0.657          0.926          2,183,257
                                                       2008      1.150          0.657          2,258,484
                                                       2007      1.070          1.150          2,447,922
                                                       2006      0.998          1.070          2,705,886

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      1.038          1.378          3,823,199
                                                       2009      0.760          1.038          4,472,547
                                                       2008      1.156          0.760          5,374,928

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.114          1.157                  0
                                                       2006      1.048          1.114             43,705

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2010      1.124          1.174          2,769,958
                                                       2009      1.092          1.124          3,332,593
                                                       2008      1.111          1.092          4,168,442
                                                       2007      1.079          1.111          4,542,557
                                                       2006      1.042          1.079          5,280,065

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.118          1.182                 --
                                                       2005      1.073          1.118            648,860

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/05)......................................  2007      0.977          0.997                 --
                                                       2006      0.985          0.977             36,611
                                                       2005      1.000          0.985              1,606

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.380          1.426                 (0)
                                                       2008      1.337          1.380          6,162,324
                                                       2007      1.248          1.337          5,140,662
                                                       2006      1.220          1.248          5,870,103
                                                       2005      1.209          1.220          5,904,054

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.956          2.089                 --
                                                       2006      1.693          1.956          3,920,654
                                                       2005      1.605          1.693          3,969,603

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/04).............................................  2006      1.149          1.224                 --
                                                       2005      1.073          1.149         12,161,921

  Travelers Convertible Securities Subaccount
  (5/04).............................................  2006      1.023          1.091                 --
                                                       2005      1.035          1.023             95,656

  Travelers Disciplined Mid Cap Stock Subaccount
  (8/98).............................................  2006      2.348          2.565                 --
                                                       2005      2.120          2.348          2,488,257

  Travelers Equity Income Subaccount (10/96).........  2006      1.879          1.975                 --
                                                       2005      1.826          1.879          3,967,894

  Travelers Federated High Yield Subaccount (11/96)..  2006      1.513          1.551                 --
                                                       2005      1.497          1.513            947,377

  Travelers Large Cap Subaccount (9/96)..............  2006      1.603          1.653                 --
                                                       2005      1.497          1.603          5,659,374

  Travelers Managed Allocation Series: Aggressive
  Subaccount (7/05)..................................  2006      1.053          1.120                 --
                                                       2005      1.000          1.053              8,460

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.018          1.023                 --
                                                       2005      1.000          1.018             35,873

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.044          1.082                 --
                                                       2005      1.000          1.044             47,745

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.067          1.113                 --
                                                       2005      1.000          1.067            179,810

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.026          1.046                 --
                                                       2005      1.000          1.026             32,425

  Travelers Mercury Large Cap Core Subaccount
  (6/98).............................................  2006      0.986          1.047                 --
                                                       2005      0.893          0.986          1,240,345

  Travelers MFS(R) Mid Cap Growth Subaccount (6/01)..  2006      0.595          0.629                 --
                                                       2005      0.586          0.595         17,380,444

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (8/96)....  2006      1.929          1.992                 --
                                                       2005      1.902          1.929         13,700,725

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.176          1.271                 --
                                                       2005      1.121          1.176            447,743

  Travelers Mondrian International Stock Subaccount
  (9/96).............................................  2006      1.296          1.490                 --
                                                       2005      1.202          1.296          6,053,891

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.390          1.475                 --
                                                       2005      1.331          1.390            197,581

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.060          1.116                 --
                                                       2005      1.000          1.060              7,320

  Travelers Pioneer Strategic Income Subaccount
  (9/96).............................................  2006      1.523          1.539                 --
                                                       2005      1.492          1.523          1,386,236

  Travelers Quality Bond Subaccount (7/97)...........  2006      1.365          1.353                 --
                                                       2005      1.364          1.365          3,374,701

  Travelers Strategic Equity Subaccount (9/96).......  2006      1.590          1.660                 --
                                                       2005      1.582          1.590          5,030,438

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (9/05)..................................  2006      1.008          1.161                 --
                                                       2005      1.000          1.008              7,602

  Travelers Style Focus Series: Small Cap Value
  Subaccount (9/05)..................................  2006      1.008          1.157                 --
                                                       2005      1.000          1.008              1,691

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.081          1.042                 --
                                                       2005      1.052          1.081          7,031,317

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/03).............................................  2009      1.032          1.002                 --
                                                       2008      1.632          1.032          1,426,592
                                                       2007      1.697          1.632          1,340,137
                                                       2006      1.484          1.697          1,186,033
                                                       2005      1.447          1.484          1,039,939





---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2010.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2010 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Mid Cap Value Portfolio merged into the Met Investors Series Trust-Pioneer Mid Cap Value Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc-MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06,The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06,The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06,The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, Managed Assets Trust merged into Metropolitan Series Fund, Inc.-Legg Mason Partners Managed Assets Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, High Yield Bond Trust merged into Metropolitan Series Fund, Inc-Western Asset Management High Yield Bond Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Style Focus Series-Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Stock Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust -- Met/AIM Capital Appreciation Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust -- MFS(R) Value Portfolio merged into Met Investors Series Trust -- MFS(R) Value Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio-Class A merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio-Class D and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio-Class D and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio-Class F and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Manager U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06 Oppenheimer Variable Account Funds -- Oppenheimer Main Street Fund/VA-Service Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06 Franklin Templeton Variable Insurance Products Trust -- Mutual Shares Securities Fund-Class 2 Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06, AllianceBernstein Variable Products Series Fund, Inc-AllianceBernstein Large Cap Growth Portfolio-Class B was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06 Janus Aspen Series-Janus Aspen Series Growth and Income Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series Standard Class was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio-Class A and is no longer available as a funding option.

Effective on or about 11/13/06, Lazard Retirement Series, Inc.-Lazard Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Lazard Mid Cap Portfolio-Class B was exchanged into Met Investors Series Trust-Lazard Mid Cap Portfolio-Class A.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio -- Class B was exchanged for Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio -- Class A and is no longer available as a funding option.


Effective on or about 04/30/2010, Janus Aspen Series-Janus Aspen Global Life Sciences Portfolio liquidated its assets and is no longer available as a funding option.



Effective on or about 05/03/2010, Legg Mason Partners Equity Trust-Legg Mason Partners S&P 500 Index Fund -- Class A was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio -- Class A and is no longer available as a funding option.



Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio -- Class E and is no longer available as a funding option.

                                   APPENDIX B

--------------------------------------------------------------------------------

              ADDITIONAL INFORMATION REGARDING THE UNDERLYING FUNDS

Some of the Underlying Funds listed below were subject to a merger, substitution or other change. The charts below identify the former name and new name of each of these Underlying Funds, and, where applicable, the former name and new name of the trust of which the Underlying Fund is part.


UNDERLYING FUND NAME CHANGE



This name change is also a subadviser change.



                 FORMER NAME                                      NEW NAME
---------------------------------------------  ---------------------------------------------
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Lord Abbett Growth and Income                  T. Rowe Price Large Cap Value
     Portfolio -- Class B                           Portfolio -- Class B




UNDERLYING FUND MERGERS/REORGANIZATIONS



The former Underlying Funds were merged with and into the new Underlying Funds.



            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------
METROPOLITAN SERIES FUND, INC.                 MET INVESTORS SERIES TRUST
  MetLife Aggressive Allocation                MetLife Aggressive Strategy Portfolio- Class
     Portfolio -- Class B                           B
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Legg Mason Value Equity Portfolio -- Class   Legg Mason ClearBridge Aggressive Growth
     B                                              Portfolio -- Class B



UNDERLYING FUND SUBSTITUTIONS

The following former Underlying Funds were replaced by the new Underlying Funds.


            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------
TEMPLETON GROWTH FUND, INC.                    MET INVESTORS SERIES TRUST
  Templeton Growth Fund, Inc. -- Class A       Met/Templeton Growth Portfolio -- Class E
JANUS ASPEN SERIES                             MET INVESTORS SERIES TRUST
  Global Technology Portfolio -- Service       RCM Technology Portfolio -- Class B
     Shares



UNDERLYING FUND LIQUIDATION

The following former Underlying Fund was replaced by the new Underlying Fund.


            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------
LEGG MASON PARTNERS VARIABLE INCOME TRUST      METROPOLITAN SERIES FUND, INC.
  Legg Mason Western Asset Variable            BlackRock Money Market Portfolio -- Class E
     Adjustable Rate Income Portfolio

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX C

--------------------------------------------------------------------------------

                       PORTFOLIO LEGAL AND MARKETING NAMES


        SERIES FUND/TRUST                 PORTFOLIO/SERIES                   MARKETING NAME
--------------------------------  --------------------------------  --------------------------------
American Funds Insurance            Global Growth Fund                American Funds Global Growth
  Series(R)                                                              Fund
American Funds Insurance            Growth-Income Fund                American Funds Growth-Income
  Series(R)                                                              Fund
American Funds Insurance            Growth Fund                       American Funds Growth Fund
  Series(R)
Janus Aspen Series                  Global Technology Portfolio       Janus Aspen Series Global
                                                                         Technology Portfolio
Janus Aspen Series                  Enterprise Portfolio              Janus Aspen Series Enterprise
                                                                         Portfolio
Fidelity(R) Variable Insurance      Contrafund(R) Portfolio           Fidelity VIP Contrafund(R)
  Products                                                               Portfolio
Fidelity(R) Variable Insurance      Mid Cap Portfolio                 Fidelity VIP Mid Cap
  Products                                                               Portfolio




                    ANNUITY CONTRACT LEGAL AND MARKETING NAME

        ANNUITY CONTRACT                                                     MARKETING NAME
--------------------------------                                    --------------------------------
Registered Fixed Account Option                                     Fixed Account


                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX D

--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and the Company. A list of the contents of the Statement of Additional Information is set forth below:

          The Insurance Company



          Principal Underwriter

          Distribution and Principal Underwriting Agreement

          Valuation of Assets

          Calculation of Money Market Yield

          ERISA

          Independent Registered Public Accounting Firm

          Condensed Financial Information

          Financial Statements


COPIES OF THE STATEMENT OF ADDITIONAL INFORMATION ARE AVAILABLE WITHOUT CHARGE. TO REQUEST A COPY, PLEASE COMPLETE THE COUPON FOUND BELOW AND MAIL IT TO:
METLIFE INSURANCE COMPANY OF CONNECTICUT, 4700 WESTOWN PARKWAY, STE. 200, WEST DES MOINES, IA 50266.


Name: -------------------------------------------------

Address: ----------------------------------------------

Form SAI Book 95

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX E

--------------------------------------------------------------------------------

                                 COMPETING FUNDS

The Underlying Funds listed below are Competing Funds: defined as any investment option under the Plan which, in our opinion consists primarily of fixed income securities and/or money market instruments.

     -    BlackRock Bond Income Portfolio

     -    BlackRock High Yield Portfolio

     -    BlackRock Money Market Portfolio

     -    Legg Mason Western Asset Corporate Bond Portfolio

     -    Legg Mason Western Asset Variable Adjustable Rate Income Portfolio

     -    Legg Mason Western Asset Variable Global High Yield Bond Portfolio

     -    Lord Abbett Bond Debenture Portfolio

     -    MetLife Conservative Allocation Portfolio

     -    PIMCO Inflation Protected Bond Portfolio

     -    PIMCO Total Return Portfolio

     -    Pioneer Strategic Income Portfolio

     -    Western Asset Management U.S. Government Portfolio

                   UNALLOCATED GROUP VARIABLE ANNUITY CONTRACT

                         METLIFE RETIREMENT PERSPECTIVES

                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED


                                   MAY 1, 2011


                                       FOR

            METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES

                                    ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT


This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Prospectus dated May 1, 2011. A copy of the Variable Annuity Contract Prospectus may be obtained by writing to MetLife Insurance Company of Connecticut, Annuity Operations and Services, 4700 Westown Parkway, Suite 200, West Des Moines, IA 50266, or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.


The SAI contains information in addition to the information described in the Prospectus for the variable annuity contracts (the "Contract(s)") offered by MetLife Insurance Company of Connecticut ("we", "our", or the "Company").

                                TABLE OF CONTENTS



                                                                          PAGE
                                                                          ----

THE INSURANCE COMPANY...................................................     2

PRINCIPAL UNDERWRITER...................................................     2

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT.......................     2

VALUATION OF ASSETS.....................................................     4

CALCULATION OF MONEY MARKET YIELD.......................................     4

ERISA...................................................................     5

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...........................     6

CONDENSED FINANCIAL INFORMATION.........................................     7

FINANCIAL STATEMENTS....................................................     1

                              THE INSURANCE COMPANY


MetLife Insurance Company of Connecticut (the "Company") is a stock insurance company chartered in 1863 in Connecticut and has continuously engaged in the insurance business since that time. The Company is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc. (NYSE: MET), a publicly traded company. MetLife, Inc. is a leading global provider of insurance, annuities and employee benefit programs, serving 90 million customers in over 60 countries. Through its subsidiaries and affiliates, MetLife, Inc. holds leading positions in the United States, Japan, Latin America, Asia Pacific, Europe and the Middle East. The Company's Home Office is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910. The office that administers Your Contract is located at 4700 Westown Parkway, Ste 200, West Des Moines, IA 50266.


STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it.
Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.

                              PRINCIPAL UNDERWRITER

MetLife Investors Distribution Company ("MLIDC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MLIDC is affiliated with the Company and the Separate Account.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Information about the distribution of the Contracts is contained in the prospectus (see "Other Information -- Distribution of the Variable Annuity Contracts"). Additional information is provided below.

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDC and the Company, MLIDC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.

                            UNDERWRITING COMMISSIONS


                                    UNDERWRITING COMMISSIONS PAID        AMOUNT OF UNDERWRITING
                                      TO THE DISTRIBUTOR BY THE        COMMISSIONS RETAINED BY THE
              YEAR                             COMPANY                         DISTRIBUTOR
--------------------------------  --------------------------------  --------------------------------
2010............................            $ 76,372,503                           $0

2009............................            $114,483,902                           $0

2008............................            $134,250,501                           $0






The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms' sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company's products.



These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contract, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firms or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firms and their registered representatives to favor the Company's products. The amount of additional compensation (non-commission amounts) paid to selected broker-dealer firms during 2010 ranged from $176,196 to $411,020*. The amount of commissions paid to selected broker-dealer firms during 2010 ranged from $97,769 to $4,709,010. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected broker-dealer firms during 2010 ranged from $508,789 to $4,885,206*.



* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliates MetLife Investors USA Insurance Company, First MetLife Investors Insurance Company and MetLife Investors Insurance Company.



The following list sets forth the names of broker-dealer firms that have entered into preferred distribution arrangements with the Company and MLIDC under which the broker-dealer firms received additional compensation in 2010 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the Contracts). The broker-dealer firms are listed in alphabetical order:





Tower Square Securities, Inc.


Walnut Street Securities, Inc.


There are other broker-dealer firms who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.

                               VALUATION OF ASSETS

FUNDING OPTIONS. The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

        (a) = investment income plus capital gains and losses (whether realized or unrealized);

        (b)  = any deduction for applicable taxes (presently zero); and

        (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

                        CALCULATION OF MONEY MARKET YIELD

From time to time, we may quote in advertisements and sales literature the current yield for a money market Subaccount for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the Underlying Fund or on its respective portfolio securities. On a Contract-specific basis, the current yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of one Accumulation Unit at the beginning of the period, (b) dividing such net change in Subaccount value by the Subaccount value at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in Subaccount value reflects net income from the Underlying 365-day basis. The net change in Subaccount value reflects: (1) net income from the Underlying Fund attributable to the hypothetical account; and
(2) Contract-level charges and deductions imposed under the Contract which are attributable to the hypothetical account.

On a Contract-specific basis, current yield will be calculated according to the following formula:

           Current Yield = ((NCF -- ES) / UV) x (365 / 7)

Where:

NCF = the net change in the value of the Underlying Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

ES = per unit expenses for the hypothetical account for the 7-day period.

UV = the unit value on the first day of the 7-day period.

We may also quote the effective yield of a money market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:

           Effective Yield = (1 + ((NCF -- ES) / UV)) 365 / 7 -- 1

Where:

NCF = the net change in the value of the Underlying Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

ES = per unit expenses of the hypothetical account for the 7-day period.

UV = the unit value for the first day of the 7-day period.

Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.

                                      ERISA

If your plan is subject to ERISA (the Employee Retirement Income Security Act of
1974) and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your Deferred Annuity may be subject to your spouse's rights as described below.

Generally, the spouse must give qualified consent whenever you elect to:

     a) choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to you during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any); or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

     b) make certain withdrawals under plans for which a qualified consent is required;

     c)   name someone other than the spouse as your beneficiary;

     d)   use your accrued benefit as security for a loan exceeding $5,000.

Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of a QJSA generally must be executed during the 180-day period (90-day period for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your beneficiary unless he or she has given a qualified consent otherwise. The qualified consent to waive the QPSA benefit and the beneficiary designation must be made in writing that acknowledges the designated beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.

If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and financial highlights comprising each of the Subaccounts of MetLife of CT Separate Account QPN for Variable Annuities included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The consolidated financial statements and related financial statement schedules of MetLife Insurance Company of Connecticut and subsidiaries (the "Company"), included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion on the consolidated financial statements and financial statement schedules and includes an explanatory paragraph referring to changes in the Company's method of accounting for the recognition and presentation of other-than-temporary impairment losses for certain investments as required by accounting guidance adopted on April 1, 2009, and its method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008). Such financial statements and financial statement schedules have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The principal business address of Deloitte & Touche LLP is Two World Financial Center, New York, New York 10281-1414.

                     CONDENSED FINANCIAL INFORMATION -- MRP

--------------------------------------------------------------------------------

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                      MRP -- SEPARATE ACCOUNT CHARGES 1.05%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco V.I. Van Kampen Capital Growth Subaccount
  (Series II) (5/01).................................  2008      0.902          0.862              2,182
                                                       2007      0.782          0.902          1,503,525
                                                       2006      0.770          0.782          1,443,428
                                                       2005      0.723          0.770          1,494,335

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/04)...................................  2006      1.117          1.170                 --
                                                       2005      1.079          1.117         15,298,337

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/01)...................................  2006      0.891          0.876                 --
                                                       2005      0.784          0.891            701,232

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (5/04).............................................  2010      1.453          1.606          4,464,598
                                                       2009      1.032          1.453          5,164,957
                                                       2008      1.692          1.032          5,926,702
                                                       2007      1.489          1.692          5,708,724
                                                       2006      1.249          1.489          2,667,548
                                                       2005      1.107          1.249          1,714,430

  American Funds Growth Subaccount (Class 2) (5/04)..  2010      1.161          1.364          7,689,904
                                                       2009      0.842          1.161          8,712,716
                                                       2008      1.519          0.842          9,688,531
                                                       2007      1.366          1.519         10,098,560
                                                       2006      1.252          1.366          7,543,055
                                                       2005      1.089          1.252          4,593,446

  American Funds Growth-Income Subaccount (Class 2)
  (5/04).............................................  2010      1.071          1.181          3,555,819
                                                       2009      0.825          1.071          4,623,755
                                                       2008      1.341          0.825          5,590,487
                                                       2007      1.290          1.341          6,165,298
                                                       2006      1.132          1.290          3,736,086
                                                       2005      1.081          1.132          2,637,066

Capital Appreciation Fund
  Capital Appreciation Fund (8/96)...................  2006      2.403          2.382                 --
                                                       2005      2.055          2.403         12,688,088

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/03).............................................  2006      1.748          2.294                 --
                                                       2005      1.648          1.748          2,024,577

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/98).....................................  2008      1.322          1.268                 --
                                                       2007      1.247          1.322          3,903,634
                                                       2006      1.082          1.247          5,208,101
                                                       2005      1.048          1.082          7,266,079

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/98).....................................  2008      1.275          1.206              1,724
                                                       2007      1.449          1.275          5,485,820
                                                       2006      1.411          1.449          7,460,825
                                                       2005      1.348          1.411          9,756,914

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (6/01)....................................  2010      1.359          1.572          5,389,103
                                                       2009      1.014          1.359          5,957,459
                                                       2008      1.788          1.014          7,069,567
                                                       2007      1.540          1.788          8,003,191
                                                       2006      1.397          1.540          6,736,843
                                                       2005      1.210          1.397          4,874,481

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2010      1.897          2.414          3,882,259
                                                       2009      1.372          1.897          4,500,569
                                                       2008      2.296          1.372          5,661,893
                                                       2007      2.012          2.296          7,748,215
                                                       2006      1.809          2.012          6,772,810
                                                       2005      1.549          1.809          6,508,859

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (5/01)........................  2010      0.976          1.233            669,464
                                                       2009      0.687          0.976            804,292
                                                       2008      1.208          0.687            953,876
                                                       2007      1.097          1.208          1,172,523
                                                       2006      1.020          1.097          1,140,640
                                                       2005      0.984          1.020          1,308,829

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/03)..........................................  2006      1.465          1.717                 --
                                                       2005      1.339          1.465          1,251,284

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2010      2.916          3.393          2,054,906
                                                       2009      1.707          2.916          2,127,666
                                                       2008      3.648          1.707          2,032,859
                                                       2007      2.863          3.648          2,526,721
                                                       2006      2.258          2.863          1,683,191
                                                       2005      1.791          2.258          1,023,100

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2010      1.383          1.483          1,913,194
                                                       2009      1.020          1.383          2,327,513
                                                       2008      1.728          1.020          2,521,627
                                                       2007      1.513          1.728          2,618,280
                                                       2006      1.259          1.513          1,844,385
                                                       2005      1.154          1.259          1,768,543

High Yield Bond Trust
  High Yield Bond Trust (5/05).......................  2006      1.027          1.052                 --
                                                       2005      1.000          1.027             33,163

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2010      0.543          0.674          6,186,906
                                                       2009      0.380          0.543          6,467,241
                                                       2008      0.684          0.380          6,751,820
                                                       2007      0.568          0.684          7,200,768
                                                       2006      0.506          0.568          6,295,786
                                                       2005      0.457          0.506          7,806,415

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/00)............................  2010      1.134          1.152                 --
                                                       2009      0.912          1.134            837,861
                                                       2008      1.298          0.912          1,067,249
                                                       2007      1.078          1.298          1,412,616
                                                       2006      1.025          1.078          1,382,114
                                                       2005      0.922          1.025          1,430,512

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/00).....................................  2010      0.430          0.529          2,908,720
                                                       2009      0.277          0.430          3,086,828
                                                       2008      0.499          0.277          2,571,027
                                                       2007      0.415          0.499          2,439,721
                                                       2006      0.389          0.415          3,000,313
                                                       2005      0.352          0.389          2,806,974

  Janus Aspen Growth and Income Subaccount (Service
  Shares) (5/00).....................................  2006      0.843          0.904                 --
                                                       2005      0.760          0.843          1,618,158

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.567          1.766                 --
                                                       2005      1.522          1.567            857,129

Legg Mason Partners Equity Trust
  LMPET S&P 500 Index Subaccount (Class A) (6/98)....  2010      1.015          1.081                 --
                                                       2009      0.814          1.015          5,974,809
                                                       2008      1.315          0.814          7,617,918
                                                       2007      1.266          1.315          8,534,966
                                                       2006      1.110          1.266         11,065,836
                                                       2005      1.077          1.110         13,252,168

Legg Mason Partners Income Trust
  LMPIT Western Asset Corporate Bond Subaccount
  (Class A) (9/96)...................................  2010      1.851          2.043          1,059,420
                                                       2009      1.400          1.851          1,375,250
                                                       2008      1.837          1.400          1,751,573
                                                       2007      1.827          1.837          2,371,177
                                                       2006      1.792          1.827          2,706,370
                                                       2005      1.778          1.792          3,809,655

  Templeton Growth Fund, Inc. (Class A) (8/96).......  2010      2.040          2.171          3,389,690
                                                       2009      1.576          2.040          4,189,668
                                                       2008      2.817          1.576          5,762,571
                                                       2007      2.786          2.817          9,119,792
                                                       2006      2.312          2.786         11,246,449
                                                       2005      2.160          2.312         12,503,502

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (5/00)........................  2010      0.880          1.089          3,800,103
                                                       2009      0.661          0.880          4,868,998
                                                       2008      1.121          0.661          5,847,739
                                                       2007      1.116          1.121          9,571,588
                                                       2006      1.036          1.116         10,680,762
                                                       2005      0.938          1.036         14,743,073

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (8/98)...................................  2010      1.341          1.495          2,637,773
                                                       2009      1.110          1.341          3,279,853
                                                       2008      1.587          1.110          4,004,988
                                                       2007      1.479          1.587          5,012,343
                                                       2006      1.302          1.479          6,270,442
                                                       2005      1.261          1.302          6,769,000

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (4/07)........................  2010      1.162          1.291          1,453,132
                                                       2009      0.956          1.162          1,560,435
                                                       2008      1.486          0.956          1,781,670
                                                       2007      1.474          1.486          2,323,888

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2010      0.773          0.892          1,228,519
                                                       2009      0.604          0.773          1,457,610
                                                       2008      0.963          0.604          2,195,345
                                                       2007      1.001          0.963          3,295,152

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (10/98).......................  2010      1.552          1.687            583,181
                                                       2009      1.102          1.552          1,050,799
                                                       2008      1.775          1.102          1,404,036
                                                       2007      1.704          1.775          1,621,923
                                                       2006      1.646          1.704          2,508,461
                                                       2005      1.581          1.646          3,665,017

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (10/98).......................  2010      1.436          1.555          1,729,972
                                                       2009      1.165          1.436          1,806,079
                                                       2008      1.829          1.165          2,645,625
                                                       2007      1.779          1.829          4,381,798
                                                       2006      1.520          1.779          5,995,012
                                                       2005      1.442          1.520          7,022,960

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (4/07)........................  2010      1.169          1.449            991,445
                                                       2009      0.828          1.169          1,007,856
                                                       2008      1.411          0.828            972,163
                                                       2007      1.365          1.411          1,052,691

  LMPVET Equity Index Subaccount (Class II) (5/04)...  2009      0.819          0.799                 --
                                                       2008      1.325          0.819          3,241,812
                                                       2007      1.276          1.325          4,248,081
                                                       2006      1.120          1.276          3,789,577
                                                       2005      1.086          1.120          4,272,521

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2010      1.180          1.310            350,353
                                                       2009      0.971          1.180            439,706
                                                       2008      1.311          0.971            415,958
                                                       2007      1.195          1.311            614,725
                                                       2006      1.121          1.195            637,685
                                                       2005      1.086          1.121            732,770

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2010      0.950          1.026            308,498
                                                       2009      0.817          0.950            508,568
                                                       2008      1.048          0.817             72,829
                                                       2007      1.045          1.048            139,240
                                                       2006      1.014          1.045            193,527
                                                       2005      1.001          1.014            219,777

  LMPVIT Western Asset Variable Global High Yield
  Bond Subaccount (Class I) (7/98)...................  2010      1.781          2.025            830,387
                                                       2009      1.157          1.781          1,105,576
                                                       2008      1.690          1.157          1,425,536
                                                       2007      1.709          1.690          1,887,429
                                                       2006      1.561          1.709          2,428,335
                                                       2005      1.520          1.561          2,995,011

  LMPVIT Western Asset Variable Money Market
  Subaccount (6/98)..................................  2010      1.249          1.245                  0
                                                       2009      1.260          1.249         19,541,254
                                                       2008      1.241          1.260         24,591,507
                                                       2007      1.195          1.241         26,382,929
                                                       2006      1.154          1.195         26,923,269
                                                       2005      1.135          1.154         24,875,204

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.298          1.388               (161)
                                                       2006      1.162          1.298          1,181,045
                                                       2005      1.119          1.162          1,493,870

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (9/98).........  2007      2.287          2.404                 --
                                                       2006      1.957          2.287          1,472,245
                                                       2005      1.900          1.957          1,800,138

  LMPVPI Total Return Subaccount (Class I) (10/98)...  2007      1.436          1.480                 --
                                                       2006      1.289          1.436          2,831,577
                                                       2005      1.261          1.289          3,777,557

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/04).............................................  2007      1.315          1.369                 --
                                                       2006      1.133          1.315          2,342,701
                                                       2005      1.109          1.133          2,199,998

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/04).............................................  2007      1.383          1.527               (293)
                                                       2006      1.245          1.383          1,228,755
                                                       2005      1.163          1.245          1,295,656

Managed Assets Trust
  Managed Assets Trust (7/05)........................  2006      1.020          1.054                 --
                                                       2005      1.000          1.020                687

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      2.663          2.571              5,183
                                                       2007      2.538          2.663          1,262,892
                                                       2006      2.655          2.538          1,381,892

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2010      1.907          2.193            925,830
                                                       2009      1.308          1.907            984,515
                                                       2008      1.742          1.308            953,558
                                                       2007      1.713          1.742          1,196,203
                                                       2006      1.619          1.713            988,993

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.153          1.211                 --
                                                       2006      1.084          1.153            831,435

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2010      0.889          0.990            539,169
                                                       2009      0.753          0.889            639,851
                                                       2008      1.214          0.753            904,663
                                                       2007      1.201          1.214          1,203,998

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2010      0.798          0.919          2,457,859
                                                       2009      0.597          0.798          2,827,791
                                                       2008      1.033          0.597          3,202,628
                                                       2007      1.225          1.033          3,939,475
                                                       2006      1.003          1.225          4,706,929

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2010      1.149          1.359            318,040
                                                       2009      0.900          1.149            327,890
                                                       2008      1.216          0.900            399,966
                                                       2007      1.241          1.216            861,420
                                                       2006      1.160          1.241             35,587

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST FOF -- American Funds Balanced Allocation
  Subaccount (Class C) (4/08)........................  2010      0.900          0.999            415,291
                                                       2009      0.703          0.900            375,591
                                                       2008      1.001          0.703             50,184

  MIST FOF -- American Funds Growth Allocation
  Subaccount (Class C) (4/08)........................  2010      0.846          0.950            210,675
                                                       2009      0.638          0.846            257,960
                                                       2008      1.000          0.638             57,388

  MIST FOF -- American Funds Moderate Allocation
  Subaccount (Class C) (4/08)........................  2010      0.941          1.024            410,704
                                                       2009      0.771          0.941            241,978
                                                       2008      1.002          0.771            115,765

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2010      1.523          1.759          3,409,365
                                                       2009      0.990          1.523          3,743,449
                                                       2008      1.688          0.990          4,124,344
                                                       2007      1.720          1.688          4,864,168
                                                       2006      1.555          1.720          4,180,330

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2010      1.031          1.291            597,100
                                                       2009      0.776          1.031            537,807
                                                       2008      1.278          0.776            572,736
                                                       2007      1.159          1.278            752,367
                                                       2006      1.164          1.159             78,150

  MIST Janus Forty Subaccount (Class A) (4/06).......  2010      2.580          2.801          3,616,170
                                                       2009      1.821          2.580          5,044,056
                                                       2008      3.164          1.821          6,087,922
                                                       2007      2.451          3.164          8,142,645
                                                       2006      2.382          2.451         10,038,525

  MIST Lazard Mid Cap Subaccount (Class A) (4/07)....  2010      2.211          2.696            481,117
                                                       2009      1.629          2.211            714,944
                                                       2008      1.151          1.629            961,663
                                                       2007      1.295          1.151            255,642

  MIST Legg Mason ClearBridge Aggressive Growth
  Subaccount (Class B) (4/08)........................  2010      0.639          0.782             47,068
                                                       2009      0.485          0.639             14,697
                                                       2008      0.769          0.485             12,293

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.871          0.863                 --
                                                       2008      1.177          0.871            670,874
                                                       2007      1.119          1.177            424,637
                                                       2006      1.054          1.119              4,578

  MIST Legg Mason Value Equity Subaccount (Class B)
  (4/08).............................................  2010      0.640          0.680            118,625
                                                       2009      0.469          0.640            151,877
                                                       2008      0.896          0.469             36,774

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2010      1.341          1.502            670,941
                                                       2009      0.989          1.341            955,071
                                                       2008      1.224          0.989            699,518
                                                       2007      1.158          1.224            857,060
                                                       2006      1.101          1.158            195,662

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2010      0.818          0.947          5,345,025
                                                       2009      0.698          0.818          6,927,629
                                                       2008      1.108          0.698         10,502,118
                                                       2007      1.080          1.108         15,690,603
                                                       2006      1.001          1.080         18,643,854

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (4/07) *...........................................  2010      1.045          1.298          1,328,926
                                                       2009      0.835          1.045          1,372,909
                                                       2008      1.378          0.835          1,479,606
                                                       2007      1.511          1.378          1,909,551

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.770          0.733                 --
                                                       2008      1.356          0.770          4,339,202
                                                       2007      1.224          1.356          5,845,070
                                                       2006      1.235          1.224          7,561,799

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/08)...................................  2010      1.054          1.294            163,928
                                                       2009      0.630          1.054            193,655
                                                       2008      1.367          0.630             16,258

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08)...................................  2010      1.362          1.502            237,542
                                                       2009      1.047          1.362            100,170
                                                       2008      1.788          1.047             55,729

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class A) (4/08)...................................  2010      0.821          0.891            124,996
                                                       2009      0.576          0.821            139,112
                                                       2008      1.025          0.576             13,503

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2010      1.161          1.241          1,588,001
                                                       2009      0.991          1.161          1,286,961
                                                       2008      1.073          0.991            970,924
                                                       2007      1.009          1.073            338,507

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2010      1.658          1.775          5,427,232
                                                       2009      1.483          1.658          5,574,747

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2010      1.366          1.571             74,109
                                                       2009      1.114          1.366            111,276
                                                       2008      1.677          1.114            137,926
                                                       2007      1.614          1.677            178,851
                                                       2006      1.495          1.614            121,515

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.184          1.309                 --
                                                       2006      1.120          1.184             12,708

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2010      2.051          2.277          1,426,282
                                                       2009      1.558          2.051          1,606,459
                                                       2008      1.763          1.558          1,693,272
                                                       2007      1.671          1.763          2,262,701
                                                       2006      1.607          1.671          1,369,134

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (11/06) *.......................................  2010      1.505          1.786          2,740,210
                                                       2009      1.203          1.505          3,339,945
                                                       2008      1.732          1.203          5,076,480
                                                       2007      1.805          1.732          7,544,941
                                                       2006      1.766          1.805          1,474,689

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2010      1.332          1.515            473,113
                                                       2009      1.064          1.332            579,177

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2010      0.596          0.679          3,167,759
                                                       2009      0.403          0.596          3,885,103
                                                       2008      0.751          0.403          4,629,854
                                                       2007      0.630          0.751          6,436,416
                                                       2006      0.643          0.630          7,104,942

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2010      1.598          1.713          1,603,660
                                                       2009      1.475          1.598          1,817,601
                                                       2008      1.544          1.475          2,419,551
                                                       2007      1.468          1.544          2,405,635
                                                       2006      1.408          1.468          3,037,070

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2010      1.020          1.107            629,714
                                                       2009      0.876          1.020            618,990

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2010      1.056          1.138            208,460
                                                       2009      0.961          1.056            102,507
                                                       2008      1.405          0.961              5,933

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2010      1.338          1.587          4,579,103
                                                       2009      1.059          1.338          6,181,379

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      2.100          2.187                 --
                                                       2008      3.238          2.100              7,705

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2010      1.245          1.236         18,282,020

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2010      1.022          1.133          2,554,800
                                                       2009      0.783          1.022          2,944,741
                                                       2008      1.263          0.783          3,101,698

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.986          1.031                 (0)
                                                       2008      1.806          0.986          3,787,020
                                                       2007      1.756          1.806          4,748,113
                                                       2006      1.726          1.756          6,408,879

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2010      1.589          1.800          1,348,345
                                                       2009      1.319          1.589          1,784,965
                                                       2008      2.186          1.319          2,204,663
                                                       2007      2.122          2.186          3,377,203
                                                       2006      2.061          2.122          3,556,365

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2010      0.793          0.874            707,871
                                                       2009      0.574          0.793            773,302
                                                       2008      0.864          0.574          1,009,019

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.832          0.953          4,460,540
                                                       2009      0.640          0.832          4,912,450
                                                       2008      1.086          0.640          3,753,083
                                                       2007      1.062          1.086          3,193,404
                                                       2006      1.000          1.062            717,761

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2010      1.104          1.202          1,552,389
                                                       2009      0.925          1.104          1,622,969
                                                       2008      1.092          0.925          1,851,736
                                                       2007      1.046          1.092          1,448,971
                                                       2006      1.000          1.046            557,018

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2010      1.035          1.142          3,000,673
                                                       2009      0.846          1.035          3,593,769
                                                       2008      1.090          0.846          3,233,682
                                                       2007      1.051          1.090          3,588,959
                                                       2006      1.000          1.051          1,877,045

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.965          1.080         22,036,766
                                                       2009      0.770          0.965         18,468,604
                                                       2008      1.091          0.770         18,110,456
                                                       2007      1.056          1.091         14,368,354
                                                       2006      1.000          1.056          5,163,720

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2010      0.895          1.015         12,261,448
                                                       2009      0.700          0.895         14,692,267
                                                       2008      1.091          0.700         14,151,248
                                                       2007      1.061          1.091         13,766,778
                                                       2006      1.000          1.061          4,658,671

  MSF MetLife Stock Index Subaccount (Class A) (5/09)
  *..................................................  2010      0.946          1.075          8,413,560
                                                       2009      0.764          0.946            808,781

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2010      2.072          2.252          4,326,165
                                                       2009      1.769          2.072          5,263,607
                                                       2008      2.301          1.769          7,180,564
                                                       2007      2.232          2.301          9,869,681
                                                       2006      2.081          2.232         11,128,107

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2010      1.210          1.334          3,028,394
                                                       2009      1.012          1.210          3,206,070
                                                       2008      1.515          1.012          3,018,096
                                                       2007      1.423          1.515          2,727,955
                                                       2006      1.283          1.423          1,082,824

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/08).............................................  2010      1.710          1.961            100,311
                                                       2009      1.236          1.710             89,550
                                                       2008      1.991          1.236              6,825

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2010      0.941          1.087          1,418,220
                                                       2009      0.665          0.941          1,790,753
                                                       2008      1.159          0.665          1,947,136
                                                       2007      1.073          1.159          2,302,019
                                                       2006      0.998          1.073          1,923,412

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      1.094          1.458          2,722,565
                                                       2009      0.797          1.094          3,060,627
                                                       2008      1.209          0.797          3,766,280

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.122          1.167                  0
                                                       2006      1.052          1.122             96,977

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2010      1.153          1.210          3,646,304
                                                       2009      1.116          1.153          3,693,189
                                                       2008      1.130          1.116          4,896,990
                                                       2007      1.092          1.130          5,359,848
                                                       2006      1.052          1.092          5,320,819

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.126          1.192                 --
                                                       2005      1.076          1.126            941,212

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/05)......................................  2007      0.984          1.005                 --
                                                       2006      0.987          0.984             68,148
                                                       2005      1.000          0.987             18,203

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.428          1.479                 --
                                                       2008      1.378          1.428          6,221,183
                                                       2007      1.280          1.378          6,120,125
                                                       2006      1.246          1.280          6,316,256
                                                       2005      1.229          1.246          6,621,264

Putnam Variable Trust
  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.006          2.146               (104)
                                                       2006      1.729          2.006          5,892,809
                                                       2005      1.632          1.729          6,121,699

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/04).............................................  2006      1.158          1.235                 --
                                                       2005      1.076          1.158          9,062,661

  Travelers Convertible Securities Subaccount
  (5/04).............................................  2006      1.031          1.101                 --
                                                       2005      1.038          1.031             71,636

  Travelers Disciplined Mid Cap Stock Subaccount
  (8/98).............................................  2006      2.427          2.655                 --
                                                       2005      2.181          2.427          1,519,196

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Equity Income Subaccount (10/96).........  2006      1.958          2.061                 --
                                                       2005      1.894          1.958          3,968,226

  Travelers Federated High Yield Subaccount (11/96)..  2006      1.576          1.619                 --
                                                       2005      1.553          1.576          1,046,954

  Travelers Large Cap Subaccount (9/96)..............  2006      1.672          1.726                 --
                                                       2005      1.554          1.672          4,511,968

  Travelers Managed Allocation Series: Aggressive
  Subaccount (7/05)..................................  2006      1.055          1.124                 --
                                                       2005      1.000          1.055             49,605

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.021          1.027                 --
                                                       2005      1.000          1.021                462

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.047          1.086                 --
                                                       2005      1.000          1.047            860,019

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.069          1.117                 --
                                                       2005      1.000          1.069            144,197

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.029          1.050                 --
                                                       2005      1.000          1.029             63,237

  Travelers Mercury Large Cap Core Subaccount
  (6/98).............................................  2006      1.019          1.084                 --
                                                       2005      0.919          1.019          1,383,683

  Travelers MFS(R) Mid Cap Growth Subaccount (6/01)..  2006      0.607          0.643                 --
                                                       2005      0.595          0.607          9,205,299

  Travelers MFS(R) Total Return Subaccount (8/96)....  2006      2.012          2.081                 --
                                                       2005      1.975          2.012         12,047,206

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.185          1.283                 --
                                                       2005      1.125          1.185            318,855

  Travelers Mondrian International Stock Subaccount
  (9/96).............................................  2006      1.352          1.555                 --
                                                       2005      1.247          1.352          3,792,098

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.407          1.495                 --
                                                       2005      1.341          1.407             88,057

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.063          1.120                 --
                                                       2005      1.000          1.063              5,991

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Strategic Income Subaccount
  (9/96).............................................  2006      1.589          1.607                 --
                                                       2005      1.548          1.589          1,340,815

  Travelers Quality Bond Subaccount (7/97)...........  2006      1.418          1.408                 --
                                                       2005      1.410          1.418          3,632,916

  Travelers Strategic Equity Subaccount (9/96).......  2006      1.658          1.734                 --
                                                       2005      1.642          1.658          3,369,597

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (9/05)..................................  2006      1.009          1.164                 --
                                                       2005      1.000          1.009                 --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (9/05)..................................  2006      1.009          1.160                 --
                                                       2005      1.000          1.009                 --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.089          1.052                 --
                                                       2005      1.055          1.089          6,293,284

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/03).............................................  2009      1.059          1.029                 --
                                                       2008      1.667          1.059          1,107,701
                                                       2007      1.725          1.667          1,424,280
                                                       2006      1.502          1.725          1,232,171
                                                       2005      1.458          1.502          1,227,435





                      MRP -- SEPARATE ACCOUNT CHARGES 1.30%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco V.I. Van Kampen Capital Growth Subaccount
  (Series II) (5/01).................................  2008      0.887          0.847                 --
                                                       2007      0.771          0.887          1,405,023
                                                       2006      0.761          0.771          1,289,357
                                                       2005      0.716          0.761          1,410,013

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/04)...................................  2006      1.112          1.164                 --
                                                       2005      1.077          1.112         36,883,407

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/01)...................................  2006      0.880          0.864                 --
                                                       2005      0.777          0.880          1,525,982

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (5/04).............................................  2010      1.432          1.580          6,581,997
                                                       2009      1.020          1.432          7,233,676
                                                       2008      1.677          1.020          7,223,731
                                                       2007      1.479          1.677          6,649,362
                                                       2006      1.244          1.479          4,587,546
                                                       2005      1.105          1.244          3,061,076

  American Funds Growth Subaccount (Class 2) (5/04)..  2010      1.145          1.342         11,476,422
                                                       2009      0.832          1.145         13,545,511
                                                       2008      1.505          0.832         13,051,970
                                                       2007      1.357          1.505         13,601,883
                                                       2006      1.247          1.357         10,628,006
                                                       2005      1.087          1.247          6,122,667

  American Funds Growth-Income Subaccount (Class 2)
  (5/04).............................................  2010      1.056          1.162          7,285,383
                                                       2009      0.815          1.056          7,547,697
                                                       2008      1.329          0.815          7,772,558
                                                       2007      1.282          1.329          8,105,106
                                                       2006      1.127          1.282          7,235,979
                                                       2005      1.079          1.127          7,466,608

Capital Appreciation Fund
  Capital Appreciation Fund (8/96)...................  2006      2.348          2.325                 --
                                                       2005      2.012          2.348         38,316,442

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/03).............................................  2006      1.736          2.273                 --
                                                       2005      1.641          1.736          4,078,473

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/98).....................................  2008      1.291          1.237                 31
                                                       2007      1.221          1.291          9,406,157
                                                       2006      1.062          1.221         12,186,134
                                                       2005      1.031          1.062         15,118,185

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/98).....................................  2008      1.245          1.177                 --
                                                       2007      1.419          1.245         11,758,919
                                                       2006      1.385          1.419         15,844,520
                                                       2005      1.326          1.385         19,865,885

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (6/01)....................................  2010      1.330          1.535          7,733,255
                                                       2009      0.995          1.330          9,265,313
                                                       2008      1.758          0.995          9,902,998
                                                       2007      1.519          1.758         11,065,817
                                                       2006      1.381          1.519         10,457,630
                                                       2005      1.199          1.381          7,904,103

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2010      1.857          2.356          7,667,248
                                                       2009      1.346          1.857          9,000,472
                                                       2008      2.258          1.346          9,951,621
                                                       2007      1.983          2.258         12,076,657
                                                       2006      1.788          1.983         13,786,295
                                                       2005      1.534          1.788         12,661,665

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (5/01)........................  2010      0.955          1.204          1,969,799
                                                       2009      0.674          0.955          2,258,515
                                                       2008      1.188          0.674          2,275,901
                                                       2007      1.082          1.188          2,833,281
                                                       2006      1.008          1.082          2,599,845
                                                       2005      0.975          1.008          2,633,975

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/03)..........................................  2006      1.456          1.701                 --
                                                       2005      1.334          1.456          1,527,395

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2010      2.868          3.328          3,010,383
                                                       2009      1.683          2.868          3,541,673
                                                       2008      3.606          1.683          3,437,310
                                                       2007      2.837          3.606          4,728,324
                                                       2006      2.244          2.837          4,154,839
                                                       2005      1.784          2.244          3,342,105

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2010      1.363          1.459          3,982,079
                                                       2009      1.008          1.363          4,815,991
                                                       2008      1.712          1.008          5,208,729
                                                       2007      1.503          1.712          5,436,208
                                                       2006      1.253          1.503          5,273,068
                                                       2005      1.153          1.253          3,915,005

High Yield Bond Trust
  High Yield Bond Trust (5/05).......................  2006      1.026          1.050                 --
                                                       2005      1.000          1.026             15,746

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2010      0.530          0.657         12,963,279
                                                       2009      0.372          0.530         13,437,706
                                                       2008      0.671          0.372         16,060,416
                                                       2007      0.558          0.671         17,888,407
                                                       2006      0.499          0.558         18,458,976
                                                       2005      0.451          0.499         21,940,688

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/00)............................  2010      1.107          1.123                 --
                                                       2009      0.892          1.107            846,541
                                                       2008      1.274          0.892          1,039,452
                                                       2007      1.060          1.274          1,161,305
                                                       2006      1.010          1.060          1,657,096
                                                       2005      0.911          1.010          1,975,105

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/00).....................................  2010      0.420          0.515          1,866,312
                                                       2009      0.271          0.420          2,216,019
                                                       2008      0.490          0.271          2,413,369
                                                       2007      0.408          0.490          2,856,596
                                                       2006      0.383          0.408          3,427,097
                                                       2005      0.348          0.383          4,617,331

  Janus Aspen Growth and Income Subaccount (Service
  Shares) (5/00).....................................  2006      0.832          0.890                 --
                                                       2005      0.751          0.832          2,980,527

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.556          1.751                 --
                                                       2005      1.516          1.556          1,138,203

Legg Mason Partners Equity Trust
  LMPET S&P 500 Index Subaccount (Class A) (6/98)....  2010      0.986          1.050                 --
                                                       2009      0.793          0.986          7,585,516
                                                       2008      1.284          0.793          8,370,898
                                                       2007      1.239          1.284         10,245,734
                                                       2006      1.090          1.239         14,162,746
                                                       2005      1.059          1.090         17,968,038

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Income Trust
  LMPIT Western Asset Corporate Bond Subaccount
  (Class A) (9/96)...................................  2010      1.791          1.971          4,033,414
                                                       2009      1.357          1.791          4,884,811
                                                       2008      1.786          1.357          5,402,814
                                                       2007      1.781          1.786          6,142,790
                                                       2006      1.750          1.781          6,517,632
                                                       2005      1.742          1.750          8,590,975

  Templeton Growth Fund, Inc. (Class A) (8/96).......  2010      1.973          2.094          9,096,637
                                                       2009      1.528          1.973         12,052,664
                                                       2008      2.739          1.528         14,110,046
                                                       2007      2.715          2.739         18,139,480
                                                       2006      2.258          2.715         21,753,783
                                                       2005      2.115          2.258         24,634,141

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (5/00)........................  2010      0.859          1.060         20,678,263
                                                       2009      0.647          0.859         26,443,516
                                                       2008      1.099          0.647         31,284,102
                                                       2007      1.097          1.099         40,211,644
                                                       2006      1.022          1.097         45,313,401
                                                       2005      0.927          1.022         56,480,312

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (8/98)...................................  2010      1.303          1.449          6,789,393
                                                       2009      1.081          1.303          8,447,866
                                                       2008      1.550          1.081         10,790,656
                                                       2007      1.448          1.550         12,360,673
                                                       2006      1.278          1.448         15,988,942
                                                       2005      1.241          1.278         18,272,296

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (4/07)........................  2010      1.130          1.252          2,876,435
                                                       2009      0.932          1.130          3,588,547
                                                       2008      1.452          0.932          4,591,099
                                                       2007      1.443          1.452          6,028,733

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2010      0.762          0.877          5,865,471
                                                       2009      0.597          0.762          6,950,854
                                                       2008      0.953          0.597          8,042,453
                                                       2007      0.993          0.953         10,360,867

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (10/98).......................  2010      1.509          1.636          2,460,724
                                                       2009      1.074          1.509          2,869,982
                                                       2008      1.735          1.074          3,549,913
                                                       2007      1.669          1.735          4,551,549
                                                       2006      1.616          1.669          6,380,597
                                                       2005      1.556          1.616          7,794,578

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (10/98).......................  2010      1.396          1.509          3,965,082
                                                       2009      1.136          1.396          5,243,621
                                                       2008      1.788          1.136          6,626,008
                                                       2007      1.743          1.788          8,541,695
                                                       2006      1.493          1.743         10,862,446
                                                       2005      1.420          1.493         12,985,232

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (4/07)........................  2010      1.144          1.414          1,356,167
                                                       2009      0.812          1.144          1,867,734
                                                       2008      1.388          0.812          1,990,008
                                                       2007      1.344          1.388          2,018,369

  LMPVET Equity Index Subaccount (Class II) (5/04)...  2009      0.810          0.789                 25
                                                       2008      1.312          0.810          8,979,331
                                                       2007      1.267          1.312         11,416,023
                                                       2006      1.115          1.267         16,157,797
                                                       2005      1.084          1.115         18,631,913

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2010      1.163          1.288          1,146,284
                                                       2009      0.959          1.163          1,422,817
                                                       2008      1.300          0.959          2,055,437
                                                       2007      1.187          1.300          2,122,971
                                                       2006      1.117          1.187          3,360,765
                                                       2005      1.084          1.117          4,049,355

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2010      0.935          1.008            855,056
                                                       2009      0.807          0.935            582,646
                                                       2008      1.037          0.807            324,976
                                                       2007      1.036          1.037            512,534
                                                       2006      1.009          1.036            286,123
                                                       2005      0.998          1.009            217,008

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable Global High Yield
  Bond Subaccount (Class I) (7/98)...................  2010      1.731          1.963          2,092,112
                                                       2009      1.127          1.731          2,325,267
                                                       2008      1.651          1.127          2,549,809
                                                       2007      1.673          1.651          3,462,978
                                                       2006      1.532          1.673          4,250,443
                                                       2005      1.495          1.532          4,744,978

  LMPVIT Western Asset Variable Money Market
  Subaccount (6/98)..................................  2010      1.214          1.209                  0
                                                       2009      1.227          1.214         44,192,985
                                                       2008      1.212          1.227         55,466,313
                                                       2007      1.170          1.212         51,040,688
                                                       2006      1.133          1.170         56,106,472
                                                       2005      1.116          1.133         57,921,096

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.280          1.367                 --
                                                       2006      1.149          1.280          2,258,192
                                                       2005      1.109          1.149          2,324,426

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (9/98).........  2007      2.240          2.352                  0
                                                       2006      1.921          2.240          5,849,786
                                                       2005      1.871          1.921          6,618,937

  LMPVPI Total Return Subaccount (Class I) (10/98)...  2007      1.407          1.449                 --
                                                       2006      1.266          1.407          7,758,290
                                                       2005      1.241          1.266         10,113,092

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/04).............................................  2007      1.306          1.359                 --
                                                       2006      1.128          1.306          5,577,051
                                                       2005      1.107          1.128          5,215,295

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/04).............................................  2007      1.374          1.516                 --
                                                       2006      1.240          1.374          2,911,819
                                                       2005      1.161          1.240          2,999,591

Managed Assets Trust
  Managed Assets Trust (7/05)........................  2006      1.019          1.052                 --
                                                       2005      1.000          1.019             51,467

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      2.602          2.510                 --
                                                       2007      2.485          2.602          3,052,454
                                                       2006      2.605          2.485          3,299,642

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2010      1.845          2.117          1,581,266
                                                       2009      1.269          1.845          1,880,434
                                                       2008      1.694          1.269          1,631,276
                                                       2007      1.670          1.694          1,838,373
                                                       2006      1.581          1.670          2,151,530

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.128          1.184                 --
                                                       2006      1.063          1.128          1,990,654

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2010      0.863          0.959          1,709,339
                                                       2009      0.734          0.863          2,207,860
                                                       2008      1.186          0.734          2,289,294
                                                       2007      1.174          1.186          2,235,249

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2010      0.791          0.908          5,336,585
                                                       2009      0.593          0.791          5,709,423
                                                       2008      1.028          0.593          6,234,647
                                                       2007      1.223          1.028          7,079,652
                                                       2006      1.003          1.223          8,899,276

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2010      1.137          1.342            227,814
                                                       2009      0.892          1.137            296,210
                                                       2008      1.209          0.892            295,825
                                                       2007      1.237          1.209            414,030
                                                       2006      1.158          1.237            177,946

  MIST FOF -- American Funds Balanced Allocation
  Subaccount (Class C) (4/08)........................  2010      0.896          0.992            821,982
                                                       2009      0.702          0.896            472,668
                                                       2008      1.001          0.702             33,068

  MIST FOF -- American Funds Growth Allocation
  Subaccount (Class C) (4/08)........................  2010      0.843          0.944            958,613
                                                       2009      0.637          0.843            669,346
                                                       2008      1.000          0.637             41,214

  MIST FOF -- American Funds Moderate Allocation
  Subaccount (Class C) (4/08)........................  2010      0.937          1.017            492,199
                                                       2009      0.770          0.937            331,524
                                                       2008      1.002          0.770             20,344

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2010      1.473          1.697          6,288,870
                                                       2009      0.960          1.473          7,629,665
                                                       2008      1.641          0.960          8,963,488
                                                       2007      1.677          1.641         11,259,951
                                                       2006      1.519          1.677         12,752,604

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2010      1.020          1.274            439,196
                                                       2009      0.770          1.020            447,324
                                                       2008      1.271          0.770            453,543
                                                       2007      1.156          1.271            412,986
                                                       2006      1.162          1.156             42,549

  MIST Janus Forty Subaccount (Class A) (4/06).......  2010      2.495          2.702         13,454,878
                                                       2009      1.765          2.495         16,196,897
                                                       2008      3.076          1.765         19,448,828
                                                       2007      2.389          3.076         22,842,603
                                                       2006      2.325          2.389         28,718,428

  MIST Lazard Mid Cap Subaccount (Class A) (4/07)....  2010      2.149          2.614          1,924,745
                                                       2009      1.587          2.149          2,052,042
                                                       2008      1.144          1.587          2,394,589
                                                       2007      1.288          1.144            126,016

  MIST Legg Mason ClearBridge Aggressive Growth
  Subaccount (Class B) (4/08)........................  2010      0.625          0.763            140,289
                                                       2009      0.476          0.625             20,656
                                                       2008      0.755          0.476              4,639

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.863          0.855                 --
                                                       2008      1.170          0.863             95,001
                                                       2007      1.114          1.170             97,670
                                                       2006      1.052          1.114              6,594

  MIST Legg Mason Value Equity Subaccount (Class B)
  (4/08).............................................  2010      0.634          0.671            100,168
                                                       2009      0.465          0.634             84,804
                                                       2008      0.890          0.465              1,895

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2010      1.322          1.477          1,229,116
                                                       2009      0.977          1.322          1,850,341
                                                       2008      1.213          0.977          1,591,966
                                                       2007      1.150          1.213          1,698,046
                                                       2006      1.095          1.150            960,420

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2010      0.811          0.936         19,851,521
                                                       2009      0.694          0.811         24,012,047
                                                       2008      1.104          0.694         29,123,216
                                                       2007      1.078          1.104         36,350,314
                                                       2006      1.001          1.078         40,266,815

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (4/07) *...........................................  2010      1.030          1.277          2,165,806
                                                       2009      0.825          1.030          2,543,891
                                                       2008      1.365          0.825          2,542,493
                                                       2007      1.500          1.365          2,902,980

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.761          0.724                 10
                                                       2008      1.344          0.761         11,542,998
                                                       2007      1.216          1.344         14,814,033
                                                       2006      1.229          1.216         18,754,656

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/08)...................................  2010      1.045          1.279            566,598
                                                       2009      0.626          1.045            307,727
                                                       2008      1.360          0.626             31,746

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08)...................................  2010      1.333          1.465            103,122
                                                       2009      1.026          1.333            141,840
                                                       2008      1.756          1.026             47,470

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class A) (4/08)...................................  2010      0.803          0.870             89,939
                                                       2009      0.565          0.803             82,364
                                                       2008      1.007          0.565             54,556

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2010      1.148          1.224          1,244,923
                                                       2009      0.983          1.148          1,375,849
                                                       2008      1.066          0.983            833,102
                                                       2007      1.005          1.066            393,318

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2010      1.623          1.733          9,909,314
                                                       2009      1.453          1.623         11,426,387

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2010      1.344          1.541            346,278
                                                       2009      1.099          1.344            369,786
                                                       2008      1.657          1.099            354,503
                                                       2007      1.599          1.657            324,106
                                                       2006      1.484          1.599            377,143

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.179          1.303                 --
                                                       2006      1.118          1.179             28,017

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2010      1.984          2.197          2,566,007
                                                       2009      1.510          1.984          3,222,141
                                                       2008      1.714          1.510          3,288,656
                                                       2007      1.629          1.714          3,300,196
                                                       2006      1.569          1.629          3,363,666

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (11/06) *.......................................  2010      1.481          1.752          5,509,443
                                                       2009      1.186          1.481          6,406,176
                                                       2008      1.712          1.186          7,570,132
                                                       2007      1.789          1.712          9,093,181
                                                       2006      1.751          1.789          1,727,327

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2010      1.310          1.486          1,835,375
                                                       2009      1.048          1.310          1,987,813

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2010      0.583          0.663         12,172,827
                                                       2009      0.396          0.583         13,770,208
                                                       2008      0.739          0.396         17,292,919
                                                       2007      0.622          0.739         21,314,773
                                                       2006      0.635          0.622         26,974,032

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2010      1.549          1.657          3,555,138
                                                       2009      1.434          1.549          4,443,106
                                                       2008      1.504          1.434          4,637,374
                                                       2007      1.434          1.504          5,058,358
                                                       2006      1.377          1.434          5,969,967

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2010      1.009          1.092            124,909
                                                       2009      0.868          1.009             98,357

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2010      1.036          1.114            139,993
                                                       2009      0.945          1.036             61,728
                                                       2008      1.384          0.945             75,627

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2010      1.295          1.531         13,491,637
                                                       2009      1.026          1.295         17,493,502

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      2.027          2.110                 --
                                                       2008      3.130          2.027             45,044

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2010      1.209          1.198         33,699,027

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2010      0.993          1.098          5,368,233
                                                       2009      0.762          0.993          6,327,133
                                                       2008      1.232          0.762          7,242,930

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.956          0.999                 10
                                                       2008      1.756          0.956         12,999,765
                                                       2007      1.711          1.756         15,292,046
                                                       2006      1.685          1.711         19,928,589

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2010      1.537          1.737          4,791,217
                                                       2009      1.280          1.537          5,467,523
                                                       2008      2.126          1.280          5,877,625
                                                       2007      2.069          2.126          6,602,563
                                                       2006      2.013          2.069          8,131,076

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2010      0.776          0.853          1,064,480
                                                       2009      0.564          0.776          1,311,531
                                                       2008      0.849          0.564          1,204,437

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.825          0.942          4,893,604
                                                       2009      0.636          0.825          5,061,384
                                                       2008      1.081          0.636          5,537,308
                                                       2007      1.061          1.081          4,221,614
                                                       2006      1.000          1.061          1,958,944

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2010      1.093          1.188          3,678,320
                                                       2009      0.919          1.093          3,051,789
                                                       2008      1.088          0.919          2,133,622
                                                       2007      1.044          1.088          1,162,306
                                                       2006      1.000          1.044            383,115

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2010      1.026          1.129          2,874,192
                                                       2009      0.840          1.026          2,872,537
                                                       2008      1.086          0.840          2,776,858
                                                       2007      1.049          1.086          2,291,363
                                                       2006      1.000          1.049            883,128

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.956          1.068         17,557,990
                                                       2009      0.765          0.956         15,625,705
                                                       2008      1.086          0.765         15,069,930
                                                       2007      1.055          1.086         11,330,342
                                                       2006      1.000          1.055          3,589,386

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2010      0.886          1.004         13,650,455
                                                       2009      0.696          0.886         13,663,307
                                                       2008      1.086          0.696         11,733,669
                                                       2007      1.060          1.086          9,455,372
                                                       2006      1.000          1.060          5,640,976

  MSF MetLife Stock Index Subaccount (Class A) (5/09)
  *..................................................  2010      0.926          1.049         14,424,993
                                                       2009      0.750          0.926          8,207,661

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2010      2.004          2.173         10,017,498
                                                       2009      1.715          2.004         11,933,566
                                                       2008      2.236          1.715         14,963,634
                                                       2007      2.175          2.236         19,448,863
                                                       2006      2.031          2.175         23,285,509

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2010      1.193          1.312          3,278,631
                                                       2009      1.000          1.193          3,622,554
                                                       2008      1.501          1.000          3,456,678
                                                       2007      1.413          1.501          2,763,653
                                                       2006      1.276          1.413          1,979,896

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/08).............................................  2010      1.656          1.894            123,395
                                                       2009      1.200          1.656             98,593
                                                       2008      1.936          1.200             22,833

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2010      0.933          1.075          3,295,036
                                                       2009      0.661          0.933          3,778,580
                                                       2008      1.154          0.661          3,936,973
                                                       2007      1.071          1.154          4,188,672
                                                       2006      0.998          1.071          4,045,842

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      1.063          1.413          7,816,583
                                                       2009      0.777          1.063          8,473,760
                                                       2008      1.179          0.777          9,639,789

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.118          1.161                 --
                                                       2006      1.050          1.118            143,329

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2010      1.137          1.190          6,050,925
                                                       2009      1.103          1.137          6,823,795
                                                       2008      1.119          1.103          7,512,059
                                                       2007      1.085          1.119          8,563,783
                                                       2006      1.046          1.085         10,319,724

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.122          1.186                 --
                                                       2005      1.075          1.122          2,995,331

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/05)......................................  2007      0.980          1.001                 --
                                                       2006      0.986          0.980            109,257
                                                       2005      1.000          0.986             19,599

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.401          1.449                  8
                                                       2008      1.355          1.401         10,784,531
                                                       2007      1.262          1.355          9,605,873
                                                       2006      1.231          1.262         10,313,946
                                                       2005      1.218          1.231         10,959,074

Putnam Variable Trust
  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.978          2.115                 --
                                                       2006      1.709          1.978          8,877,921
                                                       2005      1.617          1.709          9,127,513

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/04).............................................  2006      1.153          1.229                 --
                                                       2005      1.074          1.153         23,814,110

  Travelers Convertible Securities Subaccount
  (5/04).............................................  2006      1.027          1.095                 --
                                                       2005      1.036          1.027            304,578

  Travelers Disciplined Mid Cap Stock Subaccount
  (8/98).............................................  2006      2.383          2.605                 --
                                                       2005      2.147          2.383          3,951,037

  Travelers Equity Income Subaccount (10/96).........  2006      1.914          2.013                 --
                                                       2005      1.856          1.914         10,972,268

  Travelers Federated High Yield Subaccount (11/96)..  2006      1.540          1.581                 --
                                                       2005      1.522          1.540          2,050,790

  Travelers Large Cap Subaccount (9/96)..............  2006      1.633          1.685                 --
                                                       2005      1.522          1.633         13,723,565

  Travelers Managed Allocation Series: Aggressive
  Subaccount (7/05)..................................  2006      1.054          1.122                 --
                                                       2005      1.000          1.054             81,093

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.020          1.024                 --
                                                       2005      1.000          1.020              4,644

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.045          1.084                 --
                                                       2005      1.000          1.045            145,433

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.068          1.115                 --
                                                       2005      1.000          1.068            514,701

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.027          1.048                 --
                                                       2005      1.000          1.027              1,991

  Travelers Mercury Large Cap Core Subaccount
  (6/98).............................................  2006      1.001          1.063                 --
                                                       2005      0.905          1.001          2,421,732

  Travelers MFS(R) Mid Cap Growth Subaccount (6/01)..  2006      0.600          0.635                 --
                                                       2005      0.590          0.600         33,812,297

  Travelers MFS(R) Total Return Subaccount (8/96)....  2006      1.965          2.031                 --
                                                       2005      1.934          1.965         28,235,691

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.180          1.276                 --
                                                       2005      1.123          1.180            864,629

  Travelers Mondrian International Stock Subaccount
  (9/96).............................................  2006      1.321          1.519                 --
                                                       2005      1.222          1.321         13,209,353

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.397          1.484                 --
                                                       2005      1.336          1.397            148,629

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.061          1.118                 --
                                                       2005      1.000          1.061              5,766

  Travelers Pioneer Strategic Income Subaccount
  (9/96).............................................  2006      1.552          1.569                 --
                                                       2005      1.517          1.552          3,067,805

  Travelers Quality Bond Subaccount (7/97)...........  2006      1.389          1.377                 --
                                                       2005      1.384          1.389          7,481,341

  Travelers Strategic Equity Subaccount (9/96).......  2006      1.620          1.692                 --
                                                       2005      1.609          1.620         10,796,465

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (9/05)..................................  2006      1.008          1.162                 --
                                                       2005      1.000          1.008              8,832

  Travelers Style Focus Series: Small Cap Value
  Subaccount (9/05)..................................  2006      1.009          1.158                 --
                                                       2005      1.000          1.009                341

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.084          1.046                 --
                                                       2005      1.053          1.084         13,518,079

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/03).............................................  2009      1.044          1.014                 (2)
                                                       2008      1.648          1.044          2,073,591
                                                       2007      1.709          1.648          2,363,002
                                                       2006      1.492          1.709          2,280,050
                                                       2005      1.452          1.492          2,172,690





---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2010.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2010 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Mid Cap Value Portfolio merged into the Met Investors Series Trust-Pioneer Mid Cap Value Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc-MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06,The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06,The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06,The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, Managed Assets Trust merged into Metropolitan Series Fund, Inc.-Legg Mason Partners Managed Assets Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, High Yield Bond Trust merged into Metropolitan Series Fund, Inc-Western Asset Management High Yield Bond Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Style Focus Series-Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Stock Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust -- Met/AIM Capital Appreciation Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust -- MFS(R) Value Portfolio merged into Met Investors Series Trust -- MFS(R) Value Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio-Class A merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio-Class D and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio-Class D and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio-Class F and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Manager U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06 Oppenheimer Variable Account Funds -- Oppenheimer Main Street Fund/VA-Service Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06 Franklin Templeton Variable Insurance Products Trust -- Mutual Shares Securities Fund-Class 2 Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06, AllianceBernstein Variable Products Series Fund, Inc-AllianceBernstein Large Cap Growth Portfolio-Class B was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06 Janus Aspen Series-Janus Aspen Series Growth and Income Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series Standard Class was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio-Class A and is no longer available as a funding option.

Effective on or about 11/13/06, Lazard Retirement Series, Inc.-Lazard Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Lazard Mid Cap Portfolio-Class B was exchanged into Met Investors Series Trust-Lazard Mid Cap Portfolio-Class A.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio -- Class B was exchanged for Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio -- Class A and is no longer available as a funding option.




Effective on or about 04/30/2010, Janus Aspen Series-Janus Aspen Global Life Sciences Portfolio liquidated its assets and is no longer available as a funding option.



Effective on or about 05/03/2010, Legg Mason Partners Equity Trust-Legg Mason Partners S&P 500 Index Fund -- Class A was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio -- Class A and is no longer available as a funding option.





Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio -- Class E and is no longer available as a funding option.

                     CONDENSED FINANCIAL INFORMATION -- UGVA

--------------------------------------------------------------------------------



The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                     UGVA -- SEPARATE ACCOUNT CHARGES 1.00%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Dreyfus A Bonds Plus, Inc. (9/96)....................  2006      1.500          1.500                --
                                                       2005      1.485          1.500                --

  Smith Barney Aggressive Growth Subaccount Inc.
  (Class A) (10/96)..................................  2006      3.005          3.005                --
                                                       2005      3.005          3.005                --

AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco V.I. Van Kampen Capital Growth Subaccount
  (Series II) (5/01).................................  2008      0.905          0.865                --
                                                       2007      0.784          0.905           123,946
                                                       2006      0.771          0.784           120,652
                                                       2005      0.724          0.771           105,805

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/04)...................................  2006      1.118          1.171                --
                                                       2005      1.079          1.118         3,780,258

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/01)...................................  2006      0.893          0.878                --
                                                       2005      0.785          0.893           131,366

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (5/04).............................................  2010      1.457          1.612           567,860
                                                       2009      1.034          1.457           552,897
                                                       2008      1.695          1.034           511,218
                                                       2007      1.491          1.695           598,350
                                                       2006      1.250          1.491           467,232
                                                       2005      1.107          1.250           159,813

  American Funds Growth Subaccount (Class 2) (5/04)..  2010      1.165          1.369         1,265,051
                                                       2009      0.844          1.165         1,391,413
                                                       2008      1.521          0.844         1,338,665
                                                       2007      1.368          1.521         1,609,831
                                                       2006      1.253          1.368         1,290,110
                                                       2005      1.090          1.253           666,910

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (5/04).............................................  2010      1.074          1.185           807,230
                                                       2009      0.827          1.074           886,245
                                                       2008      1.344          0.827           779,720
                                                       2007      1.292          1.344           768,037
                                                       2006      1.133          1.292           649,045
                                                       2005      1.081          1.133           295,088

Capital Appreciation Fund
  Capital Appreciation Fund (8/96)...................  2006      2.427          2.406                --
                                                       2005      2.074          2.427         1,985,786

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/03).............................................  2006      1.750          2.298                --
                                                       2005      1.649          1.750           225,503

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/98).....................................  2008      1.330          1.276                --
                                                       2007      1.254          1.330           751,513
                                                       2006      1.088          1.254           744,997
                                                       2005      1.053          1.088           958,402

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/98).....................................  2008      1.283          1.214                --
                                                       2007      1.457          1.283         1,262,574
                                                       2006      1.419          1.457         1,963,713
                                                       2005      1.354          1.419         2,186,979

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (6/01)....................................  2010      1.365          1.580           497,022
                                                       2009      1.018          1.365           569,582
                                                       2008      1.793          1.018           625,998
                                                       2007      1.544          1.793           934,598
                                                       2006      1.400          1.544           819,336
                                                       2005      1.212          1.400           560,332

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2010      1.906          2.426           608,961
                                                       2009      1.377          1.906           686,971
                                                       2008      2.304          1.377           803,227
                                                       2007      2.017          2.304         1,217,029
                                                       2006      1.813          2.017         1,175,440
                                                       2005      1.551          1.813         1,006,536

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (5/01)........................  2010      0.981          1.239           122,942
                                                       2009      0.690          0.981           136,338
                                                       2008      1.212          0.690           169,325
                                                       2007      1.100          1.212           216,240
                                                       2006      1.022          1.100           215,995
                                                       2005      0.986          1.022           175,198

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/03)..........................................  2006      1.467          1.720                --
                                                       2005      1.341          1.467           113,813

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2010      2.926          3.406           277,271
                                                       2009      1.712          2.926           333,538
                                                       2008      3.657          1.712           305,432
                                                       2007      2.868          3.657           608,769
                                                       2006      2.261          2.868           474,440
                                                       2005      1.792          2.261           253,272

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2010      1.387          1.488           421,308
                                                       2009      1.022          1.387           493,035
                                                       2008      1.731          1.022           511,847
                                                       2007      1.515          1.731           688,281
                                                       2006      1.260          1.515           631,646
                                                       2005      1.155          1.260           374,098

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2010      0.546          0.678         1,027,925
                                                       2009      0.382          0.546         1,334,672
                                                       2008      0.686          0.382         1,525,443
                                                       2007      0.569          0.686         2,005,754
                                                       2006      0.508          0.569         1,840,661
                                                       2005      0.458          0.508         2,229,221

  Janus Aspen Growth and Income Subaccount (Service
  Shares) (5/00).....................................  2006      0.846          0.906                --
                                                       2005      0.762          0.846           201,434

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.569          1.770                --
                                                       2005      1.523          1.569            31,901

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Equity Trust
  LMPET ClearBridge Small Cap Value Subaccount (Class
  A) (5/01)..........................................  2010      1.521          1.881           218,311
                                                       2009      1.156          1.521           256,910
                                                       2008      1.823          1.156           309,641
                                                       2007      1.890          1.823           471,714
                                                       2006      1.714          1.890           642,333
                                                       2005      1.624          1.714           619,292

Legg Mason Partners Income Trust
  LMPIT Western Asset Corporate Bond Subaccount
  (Class A) (9/96)...................................  2010      1.873          2.068           260,828
                                                       2009      1.415          1.873           399,177
                                                       2008      1.857          1.415           379,513
                                                       2007      1.846          1.857           699,924
                                                       2006      1.809          1.846           911,728
                                                       2005      1.795          1.809           933,988

  Templeton Growth Fund, Inc. (Class A) (8/96).......  2010      2.064          2.198           481,496
                                                       2009      1.594          2.064           447,183
                                                       2008      2.848          1.594           575,104
                                                       2007      2.815          2.848         1,088,861
                                                       2006      2.334          2.815         1,329,621
                                                       2005      2.180          2.334         1,276,579

Legg Mason Partners Investment Series
  LMPIS Growth and Income Subaccount (5/01)..........  2007      1.123          1.177                --
                                                       2006      1.008          1.123           221,435
                                                       2005      0.981          1.008           166,525

  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      0.984          1.050                --
                                                       2006      0.926          0.984           923,766
                                                       2005      0.880          0.926           954,538

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (5/00)........................  2010      0.884          1.095         2,395,619
                                                       2009      0.664          0.884         2,521,637
                                                       2008      1.125          0.664         3,256,361
                                                       2007      1.120          1.125         7,141,988
                                                       2006      1.039          1.120         7,508,906
                                                       2005      0.940          1.039         8,477,137

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (8/98)...................................  2010      1.350          1.506           675,471
                                                       2009      1.117          1.350           877,535
                                                       2008      1.596          1.117           978,725
                                                       2007      1.487          1.596         1,246,294
                                                       2006      1.308          1.487         1,223,509
                                                       2005      1.267          1.308         1,768,235

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (4/07)........................  2010      1.170          1.300           324,542
                                                       2009      0.962          1.170           326,302
                                                       2008      1.495          0.962           393,660
                                                       2007      1.482          1.495           667,625

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (5/01)..................  2010      0.776          0.895           634,934
                                                       2009      0.606          0.776           730,232
                                                       2008      0.964          0.606           680,929
                                                       2007      1.012          0.964         1,502,896
                                                       2006      1.012          1.012                --
                                                       2005      1.012          1.012                --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (10/98).......................  2010      1.562          1.699           352,178
                                                       2009      1.108          1.562           440,287
                                                       2008      1.785          1.108           687,996
                                                       2007      1.712          1.785           906,220
                                                       2006      1.653          1.712         1,139,679
                                                       2005      1.587          1.653         1,164,340

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (10/98).......................  2010      1.445          1.566           323,265
                                                       2009      1.172          1.445           339,895
                                                       2008      1.839          1.172           564,406
                                                       2007      1.788          1.839         1,277,401
                                                       2006      1.527          1.788         1,700,821
                                                       2005      1.448          1.527         1,787,678

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (4/07)........................  2010      1.175          1.456           123,207
                                                       2009      0.831          1.175           188,938
                                                       2008      1.416          0.831           172,434
                                                       2007      1.369          1.416           351,395

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (5/04)...  2009      0.821          0.801                --
                                                       2008      1.327          0.821         2,121,513
                                                       2007      1.277          1.327         3,029,716
                                                       2006      1.121          1.277         3,854,937
                                                       2005      1.086          1.121         3,655,254

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2010      1.183          1.314           149,162
                                                       2009      0.973          1.183           186,256
                                                       2008      1.314          0.973           266,050
                                                       2007      1.197          1.314           311,354
                                                       2006      1.122          1.197           470,376
                                                       2005      1.086          1.122           786,605

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2010      0.953          1.030           219,766
                                                       2009      0.820          0.953            69,501
                                                       2008      1.050          0.820            33,363
                                                       2007      1.047          1.050            28,314
                                                       2006      1.016          1.047           129,904
                                                       2005      1.002          1.016            15,979

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (8/98)...........................  2010      1.398          1.543            76,256
                                                       2009      1.183          1.398            74,499
                                                       2008      1.383          1.183           179,833
                                                       2007      1.370          1.383           391,345
                                                       2006      1.313          1.370           411,154
                                                       2005      1.293          1.313           389,636

  LMPVIT Western Asset Variable Global High Yield
  Bond Subaccount (Class I) (7/98)...................  2010      1.794          2.041           238,890
                                                       2009      1.165          1.794           249,507
                                                       2008      1.701          1.165           291,650
                                                       2007      1.719          1.701           455,015
                                                       2006      1.569          1.719           588,175
                                                       2005      1.527          1.569           500,840

  LMPVIT Western Asset Variable Money Market
  Subaccount (6/98)..................................  2010      1.258          1.254                --
                                                       2009      1.268          1.258         3,733,635
                                                       2008      1.248          1.268         5,010,250
                                                       2007      1.202          1.248         8,132,833
                                                       2006      1.160          1.202         8,689,221
                                                       2005      1.140          1.160         7,578,346

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.302          1.392                --
                                                       2006      1.165          1.302           350,750
                                                       2005      1.122          1.165           302,859

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (9/98).........  2007      2.299          2.416                --
                                                       2006      1.966          2.299           794,784
                                                       2005      1.908          1.966           868,168

  LMPVPI Total Return Subaccount (Class I) (10/98)...  2007      1.443          1.488                --
                                                       2006      1.295          1.443           853,851
                                                       2005      1.266          1.295           945,608

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/04).............................................  2007      1.316          1.371                --
                                                       2006      1.134          1.316           436,700
                                                       2005      1.109          1.134           143,621

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/04).............................................  2007      1.385          1.530                --
                                                       2006      1.246          1.385           383,766
                                                       2005      1.163          1.246           281,105

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      2.678          2.586                --
                                                       2007      2.551          2.678           204,350
                                                       2006      2.668          2.551           260,791

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2010      1.531          1.762           211,372
                                                       2009      1.050          1.531           212,297
                                                       2008      1.397          1.050           160,421
                                                       2007      1.373          1.397           231,289
                                                       2006      1.298          1.373           205,886

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.159          1.218                --
                                                       2006      1.090          1.159           328,339

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2010      0.895          0.998           371,664
                                                       2009      0.758          0.895           341,583
                                                       2008      1.222          0.758           334,408
                                                       2007      1.208          1.222           370,420

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2010      0.800          0.921           449,487
                                                       2009      0.598          0.800           441,952
                                                       2008      1.033          0.598           440,411
                                                       2007      1.225          1.033           717,395
                                                       2006      1.003          1.225           719,674

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2010      1.541          1.780           787,088
                                                       2009      1.001          1.541           943,213
                                                       2008      1.706          1.001         1,116,496
                                                       2007      1.738          1.706         1,749,993
                                                       2006      1.571          1.738         2,094,764

  MIST Janus Forty Subaccount (Class A) (4/06).......  2010      2.611          2.835           898,465
                                                       2009      1.841          2.611         1,172,476
                                                       2008      3.199          1.841         1,484,845
                                                       2007      2.477          3.199         2,004,200
                                                       2006      2.406          2.477         2,433,872

  MIST Lazard Mid Cap Subaccount (Class A) (4/08)....  2010      2.226          2.716           113,304
                                                       2009      1.639          2.226           118,017
                                                       2008      2.581          1.639           151,960

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2010      1.345          1.507           156,395
                                                       2009      0.991          1.345           125,371
                                                       2008      1.226          0.991           103,057
                                                       2007      1.159          1.226           253,907
                                                       2006      1.102          1.159           155,273

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2010      0.820          0.950         1,758,959
                                                       2009      0.699          0.820         1,787,154
                                                       2008      1.109          0.699         1,842,942
                                                       2007      1.080          1.109         4,435,724
                                                       2006      1.001          1.080         4,283,424

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (4/07) *...........................................  2010      1.048          1.303           285,268
                                                       2009      0.837          1.048           268,637
                                                       2008      1.380          0.837           335,603
                                                       2007      1.514          1.380           523,212

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.771          0.735                --
                                                       2008      1.358          0.771         1,171,229
                                                       2007      1.226          1.358         2,271,601
                                                       2006      1.236          1.226         2,857,200

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2010      1.666          1.784           973,461
                                                       2009      1.489          1.666         1,200,948

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2010      1.371          1.577            86,275
                                                       2009      1.118          1.371            76,582
                                                       2008      1.681          1.118            69,570
                                                       2007      1.617          1.681            61,072
                                                       2006      1.497          1.617            40,966

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2010      2.075          2.305           234,471
                                                       2009      1.575          2.075           257,992
                                                       2008      1.782          1.575           244,000
                                                       2007      1.688          1.782           335,244
                                                       2006      1.623          1.688           272,422

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (11/06) *.......................................  2010      1.510          1.793           372,066
                                                       2009      1.207          1.510           392,236
                                                       2008      1.737          1.207           475,138
                                                       2007      1.809          1.737           724,701
                                                       2006      1.770          1.809            77,520

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2010      1.337          1.521           168,017
                                                       2009      1.067          1.337           159,751

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (9/00)...................................  2007      1.350          1.397                --
                                                       2006      1.307          1.350           713,666
                                                       2005      1.294          1.307         1,241,377

  MetLife Investment International Stock Subaccount
  (Class I) (7/00)...................................  2007      1.165          1.253                --
                                                       2006      0.930          1.165           832,495
                                                       2005      0.819          0.930           707,055

  MetLife Investment Large Company Stock Subaccount
  (Class I) (7/01)...................................  2007      1.152          1.206                --
                                                       2006      1.034          1.152           528,397
                                                       2005      0.979          1.034           727,228

  MetLife Investment Small Company Stock Subaccount
  (Class I) (9/00)...................................  2007      1.361          1.362                --
                                                       2006      1.209          1.361           508,789
                                                       2005      1.138          1.209           681,640

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF Barclays Capital Aggregate Bond Index
  Subaccount (Class A) (11/07) *.....................  2010      1.547          1.624           378,733
                                                       2009      1.485          1.547           383,663
                                                       2008      1.416          1.485           500,625
                                                       2007      1.395          1.416           691,127

  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2010      0.598          0.682           847,124
                                                       2009      0.405          0.598         1,102,397
                                                       2008      0.753          0.405         1,368,696
                                                       2007      0.632          0.753         1,863,025
                                                       2006      0.645          0.632         2,471,248

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2010      1.613          1.730           229,392
                                                       2009      1.489          1.613           179,956
                                                       2008      1.557          1.489           239,978
                                                       2007      1.479          1.557           425,915
                                                       2006      1.418          1.479           514,510

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2010      1.354          1.606         1,671,992
                                                       2009      1.071          1.354         1,747,869

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2010      1.254          1.246         4,182,348

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2010      1.029          1.141           427,677
                                                       2009      0.788          1.029           388,101
                                                       2008      1.271          0.788           371,084

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.997          1.043                (0)
                                                       2008      1.825          0.997         1,073,253
                                                       2007      1.774          1.825         2,033,697
                                                       2006      1.743          1.774         2,212,688

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2010      1.607          1.821           438,223
                                                       2009      1.334          1.607           294,614
                                                       2008      2.209          1.334           353,168
                                                       2007      2.143          2.209           557,102
                                                       2006      2.081          2.143           655,895

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2010      0.797          0.878           105,989
                                                       2009      0.577          0.797           188,425
                                                       2008      0.867          0.577           152,299

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.834          0.955           609,023
                                                       2009      0.641          0.834           280,859
                                                       2008      1.087          0.641           371,116
                                                       2007      1.063          1.087           317,997
                                                       2006      1.000          1.063            32,682

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2010      1.106          1.205           138,558
                                                       2009      0.927          1.106            51,661
                                                       2008      1.093          0.927            88,688
                                                       2007      1.046          1.093            15,847
                                                       2006      1.000          1.046               488

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2010      1.037          1.145           181,210
                                                       2009      0.847          1.037            29,326
                                                       2008      1.091          0.847            59,122
                                                       2007      1.052          1.091            54,713
                                                       2006      1.000          1.052             7,316

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.966          1.083           752,831
                                                       2009      0.771          0.966           288,654
                                                       2008      1.092          0.771           271,634
                                                       2007      1.057          1.092           348,328
                                                       2006      1.000          1.057            11,290

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2010      0.896          1.018           986,665
                                                       2009      0.701          0.896           308,849
                                                       2008      1.092          0.701           512,237
                                                       2007      1.062          1.092           425,631
                                                       2006      1.000          1.062           194,585

  MSF MetLife Stock Index Subaccount (Class A)
  (11/07) *..........................................  2010      0.950          1.080         1,345,434
                                                       2009      0.760          0.950         1,804,981
                                                       2008      1.220          0.760           465,886
                                                       2007      1.229          1.220           510,206

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2010      2.096          2.280           754,307
                                                       2009      1.789          2.096           823,561
                                                       2008      2.326          1.789           935,550
                                                       2007      2.255          2.326         1,533,786
                                                       2006      2.101          2.255         1,620,603

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2010      1.213          1.338           263,405
                                                       2009      1.014          1.213           241,027
                                                       2008      1.518          1.014           304,445
                                                       2007      1.425          1.518           442,986
                                                       2006      1.284          1.425           293,014

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07) *.......................................  2010      0.903          0.967           267,064
                                                       2009      0.709          0.903           347,195
                                                       2008      1.236          0.709           567,372
                                                       2007      1.265          1.236           816,643

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07) *..........................................  2010      1.111          1.396           384,416
                                                       2009      0.891          1.111           307,521
                                                       2008      1.353          0.891           416,054
                                                       2007      1.392          1.353           471,802

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2010      0.943          1.090           179,934
                                                       2009      0.666          0.943           199,774
                                                       2008      1.160          0.666           251,720
                                                       2007      1.073          1.160           429,893
                                                       2006      0.998          1.073           395,870

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      1.102          1.469           900,935
                                                       2009      0.803          1.102           967,963
                                                       2008      1.216          0.803           965,671

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2010      1.157          1.214           562,302
                                                       2009      1.118          1.157           472,862
                                                       2008      1.132          1.118           540,440
                                                       2007      1.094          1.132         1,032,466
                                                       2006      1.053          1.094         1,095,892

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.127          1.193                --
                                                       2005      1.077          1.127           107,951

PIMCO Variable Insurance Trust
  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.434          1.485                (0)
                                                       2008      1.382          1.434         1,213,383
                                                       2007      1.284          1.382         1,391,687
                                                       2006      1.249          1.284         1,534,689
                                                       2005      1.231          1.249         1,219,322

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.012          2.153                --
                                                       2006      1.733          2.012           531,966
                                                       2005      1.635          1.733           498,361

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/04).............................................  2006      1.159          1.236                --
                                                       2005      1.076          1.159         2,507,428

  Travelers Convertible Securities Subaccount
  (5/04).............................................  2006      1.032          1.102                --
                                                       2005      1.038          1.032            19,667

  Travelers Disciplined Mid Cap Stock Subaccount
  (8/98).............................................  2006      2.438          2.668                --
                                                       2005      2.190          2.438           753,909

  Travelers Equity Income Subaccount (10/96).........  2006      1.977          2.081                --
                                                       2005      1.911          1.977           744,764

  Travelers Federated High Yield Subaccount (11/96)..  2006      1.263          1.298                --
                                                       2005      1.244          1.263           180,446

  Travelers Large Cap Subaccount (9/96)..............  2006      1.688          1.743                --
                                                       2005      1.568          1.688         1,031,674

  Travelers Mercury Large Cap Core Subaccount
  (6/98).............................................  2006      1.025          1.090                --
                                                       2005      0.924          1.025           279,862

  Travelers MFS(R) Mid Cap Growth Subaccount (6/01)..  2006      0.608          0.645                --
                                                       2005      0.596          0.608         2,726,395

  Travelers MFS(R) Total Return Subaccount (8/96)....  2006      2.032          2.101                --
                                                       2005      1.993          2.032         1,824,673

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.186          1.284                --
                                                       2005      1.125          1.186           103,300

  Travelers Mondrian International Stock Subaccount
  (9/96).............................................  2006      1.365          1.571                --
                                                       2005      1.259          1.365         1,580,619

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.409          1.497                --
                                                       2005      1.342          1.409            29,224

  Travelers Pioneer Strategic Income Subaccount
  (9/96).............................................  2006      1.604          1.623                --
                                                       2005      1.563          1.604           151,172

  Travelers Quality Bond Subaccount (7/97)...........  2006      1.429          1.418                --
                                                       2005      1.420          1.429           470,850

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Strategic Equity Subaccount (9/96).......  2006      1.675          1.751                --
                                                       2005      1.658          1.675           743,126

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.090          1.053                --
                                                       2005      1.055          1.090         1,242,315

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/03).............................................  2009      1.062          1.032                --
                                                       2008      1.671          1.062           159,908
                                                       2007      1.728          1.671           282,145
                                                       2006      1.504          1.728           268,474
                                                       2005      1.459          1.504           123,915





                     UGVA -- SEPARATE ACCOUNT CHARGES 1.10%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Dreyfus A Bonds Plus, Inc. (9/96)....................  2006      1.481          1.481                --
                                                       2005      1.467          1.481                --

  Smith Barney Aggressive Growth Subaccount Inc.
  (Class A) (10/96)..................................  2006      2.972          2.972                --
                                                       2005      2.972          2.972                --

AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco V.I. Van Kampen Capital Growth Subaccount
  (Series II) (5/01).................................  2008      0.899          0.859                --
                                                       2007      0.780          0.899           160,067
                                                       2006      0.768          0.780            86,254
                                                       2005      0.721          0.768           153,746

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/04)...................................  2006      1.116          1.168                --
                                                       2005      1.079          1.116         2,384,922

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/01)...................................  2006      0.889          0.873                --
                                                       2005      0.782          0.889           114,706

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (5/04).............................................  2010      1.449          1.601           433,160
                                                       2009      1.029          1.449           593,892
                                                       2008      1.689          1.029           631,737
                                                       2007      1.487          1.689           646,173
                                                       2006      1.248          1.487           463,310
                                                       2005      1.106          1.248           193,476

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2) (5/04)..  2010      1.158          1.360           984,216
                                                       2009      0.840          1.158         1,501,083
                                                       2008      1.516          0.840         1,307,187
                                                       2007      1.364          1.516         1,494,955
                                                       2006      1.251          1.364         1,405,120
                                                       2005      1.089          1.251           760,618

  American Funds Growth-Income Subaccount (Class 2)
  (5/04).............................................  2010      1.068          1.177           519,938
                                                       2009      0.823          1.068           608,035
                                                       2008      1.339          0.823           709,968
                                                       2007      1.289          1.339           698,999
                                                       2006      1.131          1.289           475,253
                                                       2005      1.080          1.131           269,969

Capital Appreciation Fund
  Capital Appreciation Fund (8/96)...................  2006      2.395          2.374                --
                                                       2005      2.049          2.395         2,608,147

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/03).............................................  2006      1.746          2.290                --
                                                       2005      1.647          1.746           140,767

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/98).....................................  2008      1.317          1.262                --
                                                       2007      1.243          1.317           604,644
                                                       2006      1.079          1.243           669,267
                                                       2005      1.045          1.079           813,561

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/98).....................................  2008      1.270          1.200                --
                                                       2007      1.443          1.270         1,227,508
                                                       2006      1.406          1.443         1,582,755
                                                       2005      1.344          1.406         2,067,013

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (6/01)....................................  2010      1.353          1.565           351,577
                                                       2009      1.010          1.353           615,398
                                                       2008      1.782          1.010           513,138
                                                       2007      1.536          1.782           632,995
                                                       2006      1.393          1.536           506,418
                                                       2005      1.208          1.393           365,063

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2010      1.889          2.402           387,040
                                                       2009      1.367          1.889           604,016
                                                       2008      2.288          1.367           622,461
                                                       2007      2.006          2.288           958,105
                                                       2006      1.804          2.006         1,028,932
                                                       2005      1.546          1.804           822,976

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (5/01)........................  2010      0.972          1.227           137,472
                                                       2009      0.685          0.972           141,642
                                                       2008      1.204          0.685           134,780
                                                       2007      1.094          1.204           176,430
                                                       2006      1.018          1.094           134,961
                                                       2005      0.982          1.018           143,940

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/03)..........................................  2006      1.463          1.714                --
                                                       2005      1.338          1.463           127,295

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2010      2.906          3.380           287,243
                                                       2009      1.702          2.906           270,100
                                                       2008      3.640          1.702           291,433
                                                       2007      2.858          3.640           478,477
                                                       2006      2.255          2.858           399,870
                                                       2005      1.789          2.255           222,669

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2010      1.379          1.478           377,664
                                                       2009      1.017          1.379           493,181
                                                       2008      1.725          1.017           521,238
                                                       2007      1.511          1.725           663,119
                                                       2006      1.258          1.511           628,465
                                                       2005      1.154          1.258           356,966

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2010      0.540          0.671           587,522
                                                       2009      0.378          0.540           856,753
                                                       2008      0.681          0.378           900,842
                                                       2007      0.566          0.681         1,723,293
                                                       2006      0.505          0.566         2,028,176
                                                       2005      0.455          0.505         1,733,168

  Janus Aspen Growth and Income Subaccount (Service
  Shares) (5/00).....................................  2006      0.841          0.901                --
                                                       2005      0.758          0.841           327,665

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.564          1.763                --
                                                       2005      1.521          1.564            60,777

Legg Mason Partners Equity Trust
  LMPET ClearBridge Small Cap Value Subaccount (Class
  A) (5/01)..........................................  2010      1.508          1.863           165,126
                                                       2009      1.148          1.508           190,008
                                                       2008      1.811          1.148           188,453
                                                       2007      1.879          1.811           327,506
                                                       2006      1.706          1.879           478,170
                                                       2005      1.618          1.706           434,125

Legg Mason Partners Income Trust
  LMPIT Western Asset Corporate Bond Subaccount
  (Class A) (9/96)...................................  2010      1.841          2.031           142,149
                                                       2009      1.393          1.841           277,286
                                                       2008      1.829          1.393           297,612
                                                       2007      1.820          1.829           414,846
                                                       2006      1.786          1.820           521,451
                                                       2005      1.773          1.786           681,310

  Templeton Growth Fund, Inc. (Class A) (8/96).......  2010      2.029          2.158           286,906
                                                       2009      1.568          2.029           595,226
                                                       2008      2.805          1.568           794,840
                                                       2007      2.776          2.805         1,081,415
                                                       2006      2.304          2.776         1,261,033
                                                       2005      2.154          2.304         1,336,077

Legg Mason Partners Investment Series
  LMPIS Growth and Income Subaccount (5/01)..........  2007      1.117          1.170                --
                                                       2006      1.004          1.117           181,358
                                                       2005      0.977          1.004           100,725

  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      0.979          1.043                --
                                                       2006      0.922          0.979           980,369
                                                       2005      0.877          0.922         1,092,142

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (5/00)........................  2010      0.876          1.083         1,854,160
                                                       2009      0.658          0.876         2,241,622
                                                       2008      1.116          0.658         2,834,854
                                                       2007      1.112          1.116         4,340,022
                                                       2006      1.033          1.112         4,509,444
                                                       2005      0.936          1.033         5,498,618

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (8/98)...................................  2010      1.334          1.486           247,746
                                                       2009      1.104          1.334           428,675
                                                       2008      1.580          1.104           602,265
                                                       2007      1.473          1.580           991,573
                                                       2006      1.297          1.473           875,665
                                                       2005      1.258          1.297           820,628

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (4/07)........................  2010      1.156          1.284            88,282
                                                       2009      0.951          1.156           150,919
                                                       2008      1.480          0.951           402,565
                                                       2007      1.468          1.480           546,506

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (5/01)..................  2010      0.771          0.889           309,727
                                                       2009      0.603          0.771           501,951
                                                       2008      0.961          0.603           806,154
                                                       2007      1.009          0.961         1,058,315
                                                       2006      1.009          1.009                --
                                                       2005      1.009          1.009                --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (10/98).......................  2010      1.544          1.677            94,620
                                                       2009      1.096          1.544           195,080
                                                       2008      1.767          1.096           276,818
                                                       2007      1.697          1.767           593,946
                                                       2006      1.640          1.697           856,725
                                                       2005      1.576          1.640         1,432,693

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (10/98).......................  2010      1.428          1.546           239,395
                                                       2009      1.160          1.428           363,393
                                                       2008      1.821          1.160           433,864
                                                       2007      1.772          1.821           671,756
                                                       2006      1.515          1.772           864,371
                                                       2005      1.438          1.515         1,327,780

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (4/07)........................  2010      1.164          1.442           104,385
                                                       2009      0.825          1.164           137,537
                                                       2008      1.406          0.825           160,161
                                                       2007      1.361          1.406           279,169

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (5/04)...  2009      0.817          0.797                --
                                                       2008      1.322          0.817         1,207,001
                                                       2007      1.274          1.322         2,006,844
                                                       2006      1.119          1.274         2,445,805
                                                       2005      1.085          1.119         3,095,123

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2010      1.177          1.305           319,209
                                                       2009      0.968          1.177           190,020
                                                       2008      1.309          0.968           103,062
                                                       2007      1.194          1.309           144,692
                                                       2006      1.121          1.194           158,326
                                                       2005      1.085          1.121           198,485

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2010      0.947          1.023            71,605
                                                       2009      0.815          0.947           111,770
                                                       2008      1.046          0.815            94,084
                                                       2007      1.043          1.046           148,967
                                                       2006      1.013          1.043           134,351
                                                       2005      1.001          1.013            36,771

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (8/98)...........................  2010      1.381          1.523           154,502
                                                       2009      1.170          1.381           160,053
                                                       2008      1.369          1.170           165,329
                                                       2007      1.357          1.369           128,012
                                                       2006      1.302          1.357           271,655
                                                       2005      1.284          1.302           438,551

  LMPVIT Western Asset Variable Global High Yield
  Bond Subaccount (Class I) (7/98)...................  2010      1.771          2.013           128,046
                                                       2009      1.151          1.771           201,429
                                                       2008      1.683          1.151           146,594
                                                       2007      1.703          1.683           182,855
                                                       2006      1.556          1.703           323,110
                                                       2005      1.515          1.556           326,974

  LMPVIT Western Asset Variable Money Market
  Subaccount (6/98)..................................  2010      1.243          1.238                --
                                                       2009      1.254          1.243         5,031,060
                                                       2008      1.235          1.254         5,194,208
                                                       2007      1.190          1.235         5,333,066
                                                       2006      1.150          1.190         6,294,165
                                                       2005      1.131          1.150         7,627,058

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.295          1.384                --
                                                       2006      1.159          1.295           254,313
                                                       2005      1.117          1.159           279,994

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (9/98).........  2007      2.278          2.394                --
                                                       2006      1.950          2.278           523,007
                                                       2005      1.895          1.950           639,376

  LMPVPI Total Return Subaccount (Class I) (10/98)...  2007      1.431          1.474                --
                                                       2006      1.285          1.431           823,560
                                                       2005      1.257          1.285           847,170

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/04).............................................  2007      1.313          1.367                --
                                                       2006      1.132          1.313           473,811
                                                       2005      1.108          1.132           219,236

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/04).............................................  2007      1.381          1.525                --
                                                       2006      1.244          1.381           319,234
                                                       2005      1.163          1.244           338,128

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      2.651          2.560                --
                                                       2007      2.528          2.651           169,852
                                                       2006      2.646          2.528           402,426

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2010      1.515          1.742           164,817
                                                       2009      1.039          1.515           193,499
                                                       2008      1.385          1.039           145,561
                                                       2007      1.363          1.385           217,664
                                                       2006      1.288          1.363           167,065

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.148          1.206                --
                                                       2006      1.080          1.148           315,570

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2010      0.884          0.984           292,180
                                                       2009      0.750          0.884           238,177
                                                       2008      1.209          0.750           218,261
                                                       2007      1.196          1.209           199,001

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2010      0.797          0.917           319,256
                                                       2009      0.596          0.797           291,554
                                                       2008      1.032          0.596           298,975
                                                       2007      1.224          1.032           393,741
                                                       2006      1.003          1.224           490,036

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2010      1.515          1.748           245,744
                                                       2009      0.985          1.515           388,068
                                                       2008      1.681          0.985           634,402
                                                       2007      1.714          1.681           905,553
                                                       2006      1.550          1.714         1,007,096

  MIST Janus Forty Subaccount (Class A) (4/06).......  2010      2.566          2.784           423,487
                                                       2009      1.812          2.566           759,325
                                                       2008      3.151          1.812         1,090,442
                                                       2007      2.442          3.151         1,765,259
                                                       2006      2.374          2.442         1,749,372

  MIST Lazard Mid Cap Subaccount (Class A) (4/08)....  2010      2.199          2.680            39,583
                                                       2009      1.621          2.199            85,054
                                                       2008      2.555          1.621           102,260

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2010      1.337          1.497            58,976
                                                       2009      0.986          1.337           160,070
                                                       2008      1.222          0.986            68,252
                                                       2007      1.156          1.222           138,765
                                                       2006      1.100          1.156           130,494

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2010      0.817          0.945         1,172,876
                                                       2009      0.697          0.817         1,839,709
                                                       2008      1.107          0.697         2,366,285
                                                       2007      1.079          1.107         3,417,454
                                                       2006      1.001          1.079         2,947,792

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (4/07) *...........................................  2010      1.042          1.294           212,935
                                                       2009      0.833          1.042           234,258
                                                       2008      1.375          0.833           210,207
                                                       2007      1.509          1.375           372,449

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.768          0.731                --
                                                       2008      1.353          0.768         1,729,418
                                                       2007      1.223          1.353         2,251,590
                                                       2006      1.234          1.223         2,408,970

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2010      1.651          1.766           819,411
                                                       2009      1.477          1.651         1,066,119

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2010      1.362          1.565             6,792
                                                       2009      1.111          1.362            16,009
                                                       2008      1.673          1.111            25,369
                                                       2007      1.611          1.673            45,112
                                                       2006      1.493          1.611            27,448

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2010      2.040          2.264           175,189
                                                       2009      1.550          2.040           200,746
                                                       2008      1.756          1.550           139,377
                                                       2007      1.665          1.756           188,762
                                                       2006      1.602          1.665           143,773

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (11/06) *.......................................  2010      1.500          1.779           229,091
                                                       2009      1.200          1.500           419,264
                                                       2008      1.728          1.200           431,957
                                                       2007      1.802          1.728           635,674
                                                       2006      1.763          1.802            79,824

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2010      1.328          1.509           101,056
                                                       2009      1.061          1.328           176,885

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (9/00)...................................  2007      1.342          1.387                --
                                                       2006      1.300          1.342         1,081,464
                                                       2005      1.288          1.300         1,168,856

  MetLife Investment International Stock Subaccount
  (Class I) (7/00)...................................  2007      1.158          1.244                --
                                                       2006      0.925          1.158           994,281
                                                       2005      0.816          0.925           768,557

  MetLife Investment Large Company Stock Subaccount
  (Class I) (7/01)...................................  2007      1.146          1.199                --
                                                       2006      1.029          1.146           742,101
                                                       2005      0.976          1.029           741,048

  MetLife Investment Small Company Stock Subaccount
  (Class I) (9/00)...................................  2007      1.352          1.353                --
                                                       2006      1.203          1.352           519,324
                                                       2005      1.134          1.203           605,340

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF Barclays Capital Aggregate Bond Index
  Subaccount (Class A) (11/07) *.....................  2010      1.532          1.607           432,369
                                                       2009      1.473          1.532           413,180
                                                       2008      1.405          1.473           566,563
                                                       2007      1.385          1.405           693,092

  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2010      0.593          0.676           493,555
                                                       2009      0.402          0.593           982,735
                                                       2008      0.749          0.402         1,190,454
                                                       2007      0.629          0.749         1,465,302
                                                       2006      0.642          0.629         1,407,324

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2010      1.589          1.703           178,598
                                                       2009      1.468          1.589           326,391
                                                       2008      1.537          1.468           339,485
                                                       2007      1.462          1.537           393,280
                                                       2006      1.403          1.462           360,607

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2010      1.331          1.578           553,887
                                                       2009      1.054          1.331         1,292,611

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2010      1.238          1.229         2,418,437

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2010      1.017          1.126           207,792
                                                       2009      0.779          1.017           319,267
                                                       2008      1.257          0.779           396,190

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.981          1.026                --
                                                       2008      1.798          0.981           961,028
                                                       2007      1.749          1.798         1,358,590
                                                       2006      1.720          1.749         1,509,739

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2010      1.580          1.789           101,900
                                                       2009      1.313          1.580           354,035
                                                       2008      2.176          1.313           325,210
                                                       2007      2.114          2.176           397,052
                                                       2006      2.054          2.114           529,907

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2010      0.790          0.870            80,111
                                                       2009      0.572          0.790            51,099
                                                       2008      0.861          0.572           100,833

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.831          0.951           328,469
                                                       2009      0.639          0.831           748,774
                                                       2008      1.085          0.639           399,636
                                                       2007      1.062          1.085           373,615
                                                       2006      1.000          1.062             7,941

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2010      1.102          1.199           176,990
                                                       2009      0.924          1.102           233,369
                                                       2008      1.091          0.924           154,771
                                                       2007      1.045          1.091           135,437
                                                       2006      1.000          1.045                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2010      1.033          1.140           221,747
                                                       2009      0.845          1.033           267,653
                                                       2008      1.089          0.845            98,816
                                                       2007      1.051          1.089            11,178
                                                       2006      1.000          1.051            15,608

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.963          1.078           538,876
                                                       2009      0.769          0.963           833,185
                                                       2008      1.090          0.769           213,233
                                                       2007      1.056          1.090            87,968
                                                       2006      1.000          1.056            19,600

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2010      0.893          1.013           508,521
                                                       2009      0.699          0.893         1,003,344
                                                       2008      1.090          0.699           323,257
                                                       2007      1.061          1.090           172,480
                                                       2006      1.000          1.061            44,768

  MSF MetLife Stock Index Subaccount (Class A)
  (11/07) *..........................................  2010      0.942          1.070           973,209
                                                       2009      0.754          0.942         1,710,645
                                                       2008      1.212          0.754           520,320
                                                       2007      1.222          1.212           548,504

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2010      2.061          2.239           503,636
                                                       2009      1.760          2.061           817,577
                                                       2008      2.291          1.760         1,084,489
                                                       2007      2.223          2.291         1,153,088
                                                       2006      2.073          2.223         1,110,138

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2010      1.206          1.329           184,149
                                                       2009      1.009          1.206           290,238
                                                       2008      1.512          1.009           293,981
                                                       2007      1.421          1.512           420,480
                                                       2006      1.281          1.421           326,696

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07) *.......................................  2010      0.894          0.957           399,527
                                                       2009      0.703          0.894           466,267
                                                       2008      1.226          0.703           455,039
                                                       2007      1.256          1.226           615,319

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07) *..........................................  2010      1.101          1.382           277,364
                                                       2009      0.883          1.101           386,649
                                                       2008      1.343          0.883           346,561
                                                       2007      1.382          1.343           480,228

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2010      0.940          1.085           207,256
                                                       2009      0.664          0.940           294,293
                                                       2008      1.158          0.664           303,614
                                                       2007      1.072          1.158           339,239
                                                       2006      0.998          1.072           354,808

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      1.088          1.449           551,676
                                                       2009      0.793          1.088           739,229
                                                       2008      1.203          0.793           951,760

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2010      1.150          1.206           433,422
                                                       2009      1.113          1.150           458,001
                                                       2008      1.128          1.113           363,007
                                                       2007      1.091          1.128           402,068
                                                       2006      1.051          1.091           433,175

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.125          1.191                --
                                                       2005      1.076          1.125           630,957

PIMCO Variable Insurance Trust
  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.423          1.473                --
                                                       2008      1.373          1.423           788,626
                                                       2007      1.276          1.373           661,526
                                                       2006      1.243          1.276         1,498,073
                                                       2005      1.227          1.243         1,705,402

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.001          2.140                --
                                                       2006      1.725          2.001           420,402
                                                       2005      1.629          1.725           356,437

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/04).............................................  2006      1.157          1.234                --
                                                       2005      1.075          1.157         2,968,643

  Travelers Convertible Securities Subaccount
  (5/04).............................................  2006      1.030          1.100                --
                                                       2005      1.038          1.030             4,083

  Travelers Disciplined Mid Cap Stock Subaccount
  (8/98).............................................  2006      2.418          2.646                --
                                                       2005      2.175          2.418           293,800

  Travelers Equity Income Subaccount (10/96).........  2006      1.952          2.054                --
                                                       2005      1.889          1.952           432,862

  Travelers Federated High Yield Subaccount (11/96)..  2006      1.254          1.288                --
                                                       2005      1.237          1.254           182,877

  Travelers Large Cap Subaccount (9/96)..............  2006      1.666          1.720                --
                                                       2005      1.550          1.666         1,590,378

  Travelers Mercury Large Cap Core Subaccount
  (6/98).............................................  2006      1.016          1.080                --
                                                       2005      0.917          1.016           201,752

  Travelers MFS(R) Mid Cap Growth Subaccount (6/01)..  2006      0.606          0.642                --
                                                       2005      0.594          0.606         2,249,747

  Travelers MFS(R) Total Return Subaccount (8/96)....  2006      2.005          2.073                --
                                                       2005      1.969          2.005         1,678,168

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.184          1.281                --
                                                       2005      1.124          1.184            61,968

  Travelers Mondrian International Stock Subaccount
  (9/96).............................................  2006      1.347          1.550                --
                                                       2005      1.244          1.347         1,473,661

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.405          1.493                --
                                                       2005      1.340          1.405             1,689

  Travelers Pioneer Strategic Income Subaccount
  (9/96).............................................  2006      1.583          1.602                --
                                                       2005      1.544          1.583            63,143

  Travelers Quality Bond Subaccount (7/97)...........  2006      1.413          1.403                --
                                                       2005      1.406          1.413           634,782

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Strategic Equity Subaccount (9/96).......  2006      1.653          1.727                --
                                                       2005      1.638          1.653         1,034,040

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.088          1.051                --
                                                       2005      1.054          1.088           675,839

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/03).............................................  2009      1.056          1.026                --
                                                       2008      1.663          1.056           115,238
                                                       2007      1.722          1.663           108,259
                                                       2006      1.500          1.722           201,920
                                                       2005      1.457          1.500           168,513





                     UGVA -- SEPARATE ACCOUNT CHARGES 1.20%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Dreyfus A Bonds Plus, Inc. (9/96)....................  2006      1.472          1.472                 --
                                                       2005      1.459          1.472                 --

  Smith Barney Aggressive Growth Subaccount Inc.
  (Class A) (10/96)..................................  2006      2.956          2.956                 --
                                                       2005      2.956          2.956                 --

AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco V.I. Van Kampen Capital Growth Subaccount
  (Series II) (5/01).................................  2008      0.893          0.853                 --
                                                       2007      0.775          0.893            393,619
                                                       2006      0.764          0.775            350,483
                                                       2005      0.719          0.764            249,686

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/04)...................................  2006      1.114          1.166                 --
                                                       2005      1.078          1.114          8,419,713

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/01)...................................  2006      0.885          0.868                 --
                                                       2005      0.779          0.885            280,013

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (5/04).............................................  2010      1.440          1.590          1,521,615
                                                       2009      1.024          1.440          1,685,854
                                                       2008      1.683          1.024          1,701,497
                                                       2007      1.483          1.683          1,788,604
                                                       2006      1.246          1.483            867,958
                                                       2005      1.106          1.246            495,772

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2) (5/04)..  2010      1.152          1.350          3,427,698
                                                       2009      0.836          1.152          3,617,677
                                                       2008      1.510          0.836          3,729,582
                                                       2007      1.361          1.510          4,736,887
                                                       2006      1.249          1.361          2,718,878
                                                       2005      1.088          1.249          2,335,414

  American Funds Growth-Income Subaccount (Class 2)
  (5/04).............................................  2010      1.062          1.169          2,001,239
                                                       2009      0.819          1.062          1,788,504
                                                       2008      1.334          0.819          1,698,847
                                                       2007      1.285          1.334          2,382,237
                                                       2006      1.129          1.285          1,174,760
                                                       2005      1.080          1.129            848,868

Capital Appreciation Fund
  Capital Appreciation Fund (8/96)...................  2006      2.379          2.357                 --
                                                       2005      2.037          2.379          7,188,629

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/03).............................................  2006      1.741          2.282                 --
                                                       2005      1.644          1.741            563,321

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/98).....................................  2008      1.305          1.250                 --
                                                       2007      1.233          1.305          2,194,071
                                                       2006      1.071          1.233          2,449,391
                                                       2005      1.039          1.071          3,623,348

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/98).....................................  2008      1.259          1.190                 --
                                                       2007      1.432          1.259          3,785,017
                                                       2006      1.397          1.432          4,848,204
                                                       2005      1.336          1.397          6,052,230

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (6/01)....................................  2010      1.342          1.550          2,397,318
                                                       2009      1.002          1.342          2,360,526
                                                       2008      1.770          1.002          2,305,152
                                                       2007      1.527          1.770          2,871,134
                                                       2006      1.387          1.527          2,160,030
                                                       2005      1.203          1.387          1,744,856

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2010      1.873          2.379          2,307,267
                                                       2009      1.356          1.873          2,195,655
                                                       2008      2.273          1.356          2,299,624
                                                       2007      1.995          2.273          3,396,263
                                                       2006      1.796          1.995          2,717,256
                                                       2005      1.540          1.796          3,005,479

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (5/01)........................  2010      0.964          1.215            563,723
                                                       2009      0.679          0.964            578,699
                                                       2008      1.196          0.679            591,430
                                                       2007      1.088          1.196            728,317
                                                       2006      1.013          1.088            659,806
                                                       2005      0.978          1.013            796,382

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/03)..........................................  2006      1.460          1.707                 --
                                                       2005      1.336          1.460            295,550

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2010      2.887          3.354            920,185
                                                       2009      1.693          2.887          1,031,411
                                                       2008      3.623          1.693            992,574
                                                       2007      2.847          3.623          1,495,640
                                                       2006      2.249          2.847            879,961
                                                       2005      1.787          2.249            650,950

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2010      1.371          1.468          1,438,619
                                                       2009      1.012          1.371          1,377,122
                                                       2008      1.719          1.012          1,614,440
                                                       2007      1.507          1.719          2,065,246
                                                       2006      1.256          1.507          1,393,677
                                                       2005      1.153          1.256          1,280,071

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2010      0.535          0.664          2,098,439
                                                       2009      0.375          0.535          2,563,550
                                                       2008      0.676          0.375          2,701,046
                                                       2007      0.562          0.676          3,769,349
                                                       2006      0.502          0.562          3,117,374
                                                       2005      0.453          0.502          4,621,566

  Janus Aspen Growth and Income Subaccount (Service
  Shares) (5/00).....................................  2006      0.836          0.896                 --
                                                       2005      0.755          0.836            536,216

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.560          1.757                 --
                                                       2005      1.518          1.560            225,118

Legg Mason Partners Equity Trust
  LMPET ClearBridge Small Cap Value Subaccount (Class
  A) (5/01)..........................................  2010      1.495          1.845            550,421
                                                       2009      1.139          1.495            694,486
                                                       2008      1.799          1.139            831,829
                                                       2007      1.869          1.799          1,237,679
                                                       2006      1.698          1.869          1,431,951
                                                       2005      1.612          1.698          1,517,390

Legg Mason Partners Income Trust
  LMPIT Western Asset Corporate Bond Subaccount
  (Class A) (9/96)...................................  2010      1.822          2.007            979,162
                                                       2009      1.379          1.822            990,690
                                                       2008      1.813          1.379          1,111,634
                                                       2007      1.806          1.813          1,724,627
                                                       2006      1.773          1.806          2,189,826
                                                       2005      1.763          1.773          2,887,081

  Templeton Growth Fund, Inc. (Class A) (8/96).......  2010      2.007          2.133          1,464,347
                                                       2009      1.553          2.007          1,571,710
                                                       2008      2.781          1.553          2,166,454
                                                       2007      2.754          2.781          3,240,480
                                                       2006      2.288          2.754          4,265,798
                                                       2005      2.141          2.288          5,056,111

Legg Mason Partners Investment Series
  LMPIS Growth and Income Subaccount (5/01)..........  2007      1.110          1.163                 --
                                                       2006      0.999          1.110            166,387
                                                       2005      0.974          0.999            240,286

  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      0.973          1.037                 --
                                                       2006      0.917          0.973          2,175,821
                                                       2005      0.873          0.917          3,037,270

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (5/00)........................  2010      0.867          1.071          7,481,745
                                                       2009      0.652          0.867          8,943,247
                                                       2008      1.108          0.652         10,579,021
                                                       2007      1.105          1.108         16,511,250
                                                       2006      1.028          1.105         18,122,589
                                                       2005      0.932          1.028         19,883,127

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (8/98)...................................  2010      1.319          1.468          1,672,270
                                                       2009      1.094          1.319          2,187,318
                                                       2008      1.566          1.094          2,765,918
                                                       2007      1.462          1.566          3,702,559
                                                       2006      1.288          1.462          3,840,699
                                                       2005      1.250          1.288          4,989,250

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (4/07)........................  2010      1.144          1.269            662,227
                                                       2009      0.942          1.144            621,507
                                                       2008      1.467          0.942          1,056,578
                                                       2007      1.456          1.467          1,989,956

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (5/01)..................  2010      0.767          0.883          2,094,228
                                                       2009      0.600          0.767          2,066,524
                                                       2008      0.957          0.600          2,580,673
                                                       2007      1.005          0.957          3,340,881
                                                       2006      1.005          1.005                 --
                                                       2005      1.005          1.005                 --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (10/98).......................  2010      1.527          1.657            662,287
                                                       2009      1.085          1.527            759,254
                                                       2008      1.752          1.085          1,245,864
                                                       2007      1.684          1.752          2,161,211
                                                       2006      1.629          1.684          2,313,422
                                                       2005      1.567          1.629          3,006,425

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (10/98).......................  2010      1.413          1.528            850,498
                                                       2009      1.148          1.413          1,158,869
                                                       2008      1.805          1.148          1,391,111
                                                       2007      1.759          1.805          2,673,586
                                                       2006      1.505          1.759          3,480,461
                                                       2005      1.430          1.505          4,900,506

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (4/07)........................  2010      1.154          1.428            407,878
                                                       2009      0.818          1.154            534,450
                                                       2008      1.397          0.818            595,684
                                                       2007      1.352          1.397            813,333

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (5/04)...  2009      0.814          0.793                 --
                                                       2008      1.317          0.814          3,252,962
                                                       2007      1.271          1.317          5,341,167
                                                       2006      1.117          1.271          4,940,212
                                                       2005      1.085          1.117          8,117,520

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2010      1.170          1.297            250,443
                                                       2009      0.964          1.170            398,753
                                                       2008      1.304          0.964            657,760
                                                       2007      1.190          1.304          1,040,849
                                                       2006      1.119          1.190            941,282
                                                       2005      1.085          1.119            951,069

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2010      0.941          1.015            420,282
                                                       2009      0.811          0.941            413,773
                                                       2008      1.041          0.811            328,180
                                                       2007      1.040          1.041            216,147
                                                       2006      1.011          1.040            194,793
                                                       2005      0.999          1.011            133,365

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (8/98)...........................  2010      1.366          1.505            282,086
                                                       2009      1.158          1.366            310,109
                                                       2008      1.357          1.158            334,030
                                                       2007      1.347          1.357            595,911
                                                       2006      1.293          1.347            390,972
                                                       2005      1.276          1.293            770,196

  LMPVIT Western Asset Variable Global High Yield
  Bond Subaccount (Class I) (7/98)...................  2010      1.752          1.990            650,316
                                                       2009      1.140          1.752            616,959
                                                       2008      1.668          1.140            619,008
                                                       2007      1.689          1.668            879,643
                                                       2006      1.545          1.689          1,115,249
                                                       2005      1.506          1.545          1,378,708

  LMPVIT Western Asset Variable Money Market
  Subaccount (6/98)..................................  2010      1.229          1.224                 --
                                                       2009      1.241          1.229         12,762,892
                                                       2008      1.224          1.241         16,985,237
                                                       2007      1.181          1.224         18,903,790
                                                       2006      1.143          1.181         19,398,431
                                                       2005      1.125          1.143         22,223,914

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.287          1.376                 --
                                                       2006      1.154          1.287            720,717
                                                       2005      1.113          1.154            755,078

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (9/98).........  2007      2.260          2.374                 --
                                                       2006      1.937          2.260          1,730,108
                                                       2005      1.884          1.937          1,952,120

  LMPVPI Total Return Subaccount (Class I) (10/98)...  2007      1.419          1.462                 --
                                                       2006      1.276          1.419          2,112,501
                                                       2005      1.250          1.276          2,583,391

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/04).............................................  2007      1.309          1.363                 --
                                                       2006      1.130          1.309          1,283,422
                                                       2005      1.108          1.130            936,476

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/04).............................................  2007      1.378          1.520                 --
                                                       2006      1.242          1.378            842,446
                                                       2005      1.162          1.242          1,068,892

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      2.628          2.536                 --
                                                       2007      2.508          2.628            630,126
                                                       2006      2.627          2.508            635,313

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2010      1.499          1.721            644,252
                                                       2009      1.029          1.499            463,145
                                                       2008      1.373          1.029            526,284
                                                       2007      1.352          1.373            725,156
                                                       2006      1.279          1.352            479,739

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.139          1.196                 --
                                                       2006      1.073          1.139            583,463

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2010      0.874          0.973            668,719
                                                       2009      0.742          0.874            483,318
                                                       2008      1.198          0.742            491,059
                                                       2007      1.186          1.198            621,422

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2010      0.794          0.912          1,087,199
                                                       2009      0.595          0.794          1,236,708
                                                       2008      1.030          0.595            996,672
                                                       2007      1.223          1.030          1,194,039
                                                       2006      1.003          1.223          1,366,730

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2010      1.499          1.728          1,646,698
                                                       2009      0.976          1.499          2,049,145
                                                       2008      1.666          0.976          2,147,433
                                                       2007      1.700          1.666          3,383,241
                                                       2006      1.539          1.700          3,707,912

  MIST Janus Forty Subaccount (Class A) (4/06).......  2010      2.539          2.751          2,253,638
                                                       2009      1.794          2.539          2,709,138
                                                       2008      3.123          1.794          3,474,381
                                                       2007      2.423          3.123          4,387,779
                                                       2006      2.357          2.423          4,882,564

  MIST Lazard Mid Cap Subaccount (Class A) (4/08)....  2010      2.175          2.649            390,361
                                                       2009      1.605          2.175            432,010
                                                       2008      2.531          1.605            441,896

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2010      1.330          1.487            577,176
                                                       2009      0.982          1.330            471,414
                                                       2008      1.217          0.982            393,134
                                                       2007      1.153          1.217            753,584
                                                       2006      1.097          1.153            587,624

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2010      0.814          0.941          4,543,241
                                                       2009      0.695          0.814          4,813,907
                                                       2008      1.105          0.695          5,771,799
                                                       2007      1.079          1.105          8,236,382
                                                       2006      1.001          1.079          8,652,586

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (4/07) *...........................................  2010      1.036          1.285            669,933
                                                       2009      0.829          1.036            695,285
                                                       2008      1.370          0.829            785,878
                                                       2007      1.505          1.370          1,258,998

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.764          0.727                 --
                                                       2008      1.349          0.764          2,502,205
                                                       2007      1.220          1.349          4,231,792
                                                       2006      1.231          1.220          5,869,215

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2010      1.637          1.749          2,735,065
                                                       2009      1.465          1.637          2,701,876

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2010      1.353          1.553             54,490
                                                       2009      1.105          1.353             55,915
                                                       2008      1.665          1.105             59,627
                                                       2007      1.605          1.665             45,109
                                                       2006      1.489          1.605             56,873

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2010      2.018          2.237            561,712
                                                       2009      1.535          2.018            591,980
                                                       2008      1.740          1.535            571,953
                                                       2007      1.652          1.740            609,762
                                                       2006      1.590          1.652            404,899

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (11/06) *.......................................  2010      1.490          1.766            982,639
                                                       2009      1.193          1.490          1,164,909
                                                       2008      1.720          1.193          1,304,727
                                                       2007      1.796          1.720          1,772,826
                                                       2006      1.757          1.796            292,039

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2010      1.319          1.497            658,049
                                                       2009      1.054          1.319            604,024

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (9/00)...................................  2007      1.333          1.377                 --
                                                       2006      1.294          1.333          2,532,392
                                                       2005      1.283          1.294          2,132,297

  MetLife Investment International Stock Subaccount
  (Class I) (7/00)...................................  2007      1.150          1.235                 --
                                                       2006      0.920          1.150          2,124,768
                                                       2005      0.812          0.920          1,967,663

  MetLife Investment Large Company Stock Subaccount
  (Class I) (7/01)...................................  2007      1.140          1.191                 --
                                                       2006      1.025          1.140          2,033,614
                                                       2005      0.972          1.025          1,662,132

  MetLife Investment Small Company Stock Subaccount
  (Class I) (9/00)...................................  2007      1.344          1.343                 --
                                                       2006      1.196          1.344          2,176,793
                                                       2005      1.129          1.196          2,194,715

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF Barclays Capital Aggregate Bond Index
  Subaccount (Class A) (11/07) *.....................  2010      1.518          1.591          1,367,040
                                                       2009      1.461          1.518          1,203,516
                                                       2008      1.395          1.461          1,292,994
                                                       2007      1.376          1.395          1,601,633

  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2010      0.588          0.669          2,574,969
                                                       2009      0.399          0.588          3,210,923
                                                       2008      0.744          0.399          3,203,312
                                                       2007      0.625          0.744          5,081,907
                                                       2006      0.639          0.625          5,004,583

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2010      1.572          1.683            563,347
                                                       2009      1.454          1.572            602,663
                                                       2008      1.523          1.454            682,743
                                                       2007      1.451          1.523          1,129,630
                                                       2006      1.393          1.451          1,486,616

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2010      1.317          1.559          2,223,954
                                                       2009      1.043          1.317          2,646,108

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2010      1.224          1.215          9,754,769

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2010      1.006          1.113            993,305
                                                       2009      0.771          1.006          1,076,853
                                                       2008      1.246          0.771          1,316,898

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.972          1.015                 (0)
                                                       2008      1.782          0.972          2,015,573
                                                       2007      1.735          1.782          2,922,807
                                                       2006      1.707          1.735          3,628,587

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2010      1.563          1.768            451,165
                                                       2009      1.300          1.563            560,037
                                                       2008      2.157          1.300            820,553
                                                       2007      2.098          2.157          1,369,995
                                                       2006      2.039          2.098          1,594,139

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2010      0.783          0.861            382,498
                                                       2009      0.568          0.783            396,634
                                                       2008      0.855          0.568            382,441

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.828          0.946            700,799
                                                       2009      0.637          0.828            781,455
                                                       2008      1.083          0.637            825,841
                                                       2007      1.061          1.083            305,981
                                                       2006      1.000          1.061             40,037

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2010      1.098          1.193            457,731
                                                       2009      0.922          1.098            503,862
                                                       2008      1.089          0.922            447,082
                                                       2007      1.044          1.089            197,618
                                                       2006      1.000          1.044                509

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2010      1.029          1.134            401,622
                                                       2009      0.842          1.029            506,575
                                                       2008      1.087          0.842            365,673
                                                       2007      1.050          1.087            223,737
                                                       2006      1.000          1.050              1,220

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.959          1.073            710,685
                                                       2009      0.767          0.959          1,101,943
                                                       2008      1.088          0.767          1,112,599
                                                       2007      1.055          1.088            735,496
                                                       2006      1.000          1.055             24,806

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2010      0.890          1.008          1,232,590
                                                       2009      0.698          0.890          1,445,536
                                                       2008      1.088          0.698          1,433,738
                                                       2007      1.060          1.088            686,969
                                                       2006      1.000          1.060            149,555

  MSF MetLife Stock Index Subaccount (Class A)
  (11/07) *..........................................  2010      0.934          1.059          2,893,382
                                                       2009      0.749          0.934          3,064,717
                                                       2008      1.205          0.749            999,544
                                                       2007      1.214          1.205          1,374,390

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2010      2.038          2.213          2,225,993
                                                       2009      1.743          2.038          2,493,349
                                                       2008      2.271          1.743          2,895,676
                                                       2007      2.206          2.271          4,884,518
                                                       2006      2.058          2.206          4,985,934

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2010      1.199          1.320            830,462
                                                       2009      1.005          1.199            817,971
                                                       2008      1.507          1.005            883,603
                                                       2007      1.417          1.507          1,087,140
                                                       2006      1.279          1.417            682,895

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07) *.......................................  2010      0.886          0.947            886,835
                                                       2009      0.697          0.886          1,073,691
                                                       2008      1.217          0.697          1,210,744
                                                       2007      1.247          1.217          1,805,765

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07) *..........................................  2010      1.091          1.368          1,803,448
                                                       2009      0.876          1.091          1,585,016
                                                       2008      1.333          0.876          1,617,701
                                                       2007      1.372          1.333          2,346,680

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2010      0.936          1.080            758,774
                                                       2009      0.662          0.936            723,775
                                                       2008      1.156          0.662            687,710
                                                       2007      1.072          1.156            918,916
                                                       2006      0.998          1.072            731,465

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      1.076          1.432          1,744,502
                                                       2009      0.786          1.076          1,658,903
                                                       2008      1.192          0.786          2,443,934

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2010      1.144          1.198          1,295,021
                                                       2009      1.108          1.144          1,210,019
                                                       2008      1.124          1.108          1,205,522
                                                       2007      1.088          1.124          1,691,731
                                                       2006      1.049          1.088          1,962,375

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.123          1.189                 --
                                                       2005      1.075          1.123          1,017,937

PIMCO Variable Insurance Trust
  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.412          1.461                 --
                                                       2008      1.364          1.412          3,413,204
                                                       2007      1.269          1.364          3,413,379
                                                       2006      1.237          1.269          2,913,815
                                                       2005      1.222          1.237          3,700,080

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.989          2.127                 --
                                                       2006      1.717          1.989          1,162,094
                                                       2005      1.623          1.717          1,257,929

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/04).............................................  2006      1.155          1.231                 --
                                                       2005      1.075          1.155          8,956,855

  Travelers Convertible Securities Subaccount
  (5/04).............................................  2006      1.028          1.097                 --
                                                       2005      1.037          1.028            130,864

  Travelers Disciplined Mid Cap Stock Subaccount
  (8/98).............................................  2006      2.402          2.627                 --
                                                       2005      2.162          2.402            992,780

  Travelers Equity Income Subaccount (10/96).........  2006      1.938          2.039                 --
                                                       2005      1.878          1.938          2,002,181

  Travelers Federated High Yield Subaccount (11/96)..  2006      1.246          1.279                 --
                                                       2005      1.230          1.246            954,262

  Travelers Large Cap Subaccount (9/96)..............  2006      1.655          1.707                 --
                                                       2005      1.541          1.655          2,976,270

  Travelers Mercury Large Cap Core Subaccount
  (6/98).............................................  2006      1.009          1.073                 --
                                                       2005      0.911          1.009            706,664

  Travelers MFS(R) Mid Cap Growth Subaccount (6/01)..  2006      0.603          0.639                 --
                                                       2005      0.592          0.603          6,955,206

  Travelers MFS(R) Total Return Subaccount (8/96)....  2006      1.991          2.058                 --
                                                       2005      1.958          1.991          6,335,268

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.182          1.279                 --
                                                       2005      1.124          1.182            352,618

  Travelers Mondrian International Stock Subaccount
  (9/96).............................................  2006      1.338          1.539                 --
                                                       2005      1.236          1.338          3,900,613

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.401          1.489                 --
                                                       2005      1.338          1.401             63,532

  Travelers Pioneer Strategic Income Subaccount
  (9/96).............................................  2006      1.572          1.590                 --
                                                       2005      1.535          1.572            333,790

  Travelers Quality Bond Subaccount (7/97)...........  2006      1.404          1.393                 --
                                                       2005      1.398          1.404          1,800,862

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Strategic Equity Subaccount (9/96).......  2006      1.642          1.715                 --
                                                       2005      1.628          1.642          2,148,959

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.086          1.049                 --
                                                       2005      1.054          1.086          2,874,712

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/03).............................................  2009      1.050          1.020                 --
                                                       2008      1.655          1.050            605,115
                                                       2007      1.715          1.655            759,279
                                                       2006      1.496          1.715            634,957
                                                       2005      1.454          1.496            413,091





                     UGVA -- SEPARATE ACCOUNT CHARGES 1.30%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Dreyfus A Bonds Plus, Inc. (9/96)....................  2006      1.454          1.454                 --
                                                       2005      1.441          1.454                 --

  Smith Barney Aggressive Growth Subaccount Inc.
  (Class A) (10/96)..................................  2006      2.923          2.923                 --
                                                       2005      2.923          2.923                 --

AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco V.I. Van Kampen Capital Growth Subaccount
  (Series II) (5/01).................................  2008      0.887          0.847                 --
                                                       2007      0.771          0.887          1,405,023
                                                       2006      0.761          0.771          1,289,357
                                                       2005      0.716          0.761          1,410,013

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/04)...................................  2006      1.112          1.164                 --
                                                       2005      1.077          1.112         36,883,407

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/01)...................................  2006      0.880          0.864                 --
                                                       2005      0.777          0.880          1,525,982

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (5/04).............................................  2010      1.432          1.580          6,581,997
                                                       2009      1.020          1.432          7,233,676
                                                       2008      1.677          1.020          7,223,731
                                                       2007      1.479          1.677          6,649,362
                                                       2006      1.244          1.479          4,587,546
                                                       2005      1.105          1.244          3,061,076

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2) (5/04)..  2010      1.145          1.342         11,476,422
                                                       2009      0.832          1.145         13,545,511
                                                       2008      1.505          0.832         13,051,970
                                                       2007      1.357          1.505         13,601,883
                                                       2006      1.247          1.357         10,628,006
                                                       2005      1.087          1.247          6,122,667

  American Funds Growth-Income Subaccount (Class 2)
  (5/04).............................................  2010      1.056          1.162          7,285,383
                                                       2009      0.815          1.056          7,547,697
                                                       2008      1.329          0.815          7,772,558
                                                       2007      1.282          1.329          8,105,106
                                                       2006      1.127          1.282          7,235,979
                                                       2005      1.079          1.127          7,466,608

Capital Appreciation Fund
  Capital Appreciation Fund (8/96)...................  2006      2.348          2.325                 --
                                                       2005      2.012          2.348         38,316,442

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/03).............................................  2006      1.736          2.273                 --
                                                       2005      1.641          1.736          4,078,473

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/98).....................................  2008      1.291          1.237                 31
                                                       2007      1.221          1.291          9,406,157
                                                       2006      1.062          1.221         12,186,134
                                                       2005      1.031          1.062         15,118,185

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/98).....................................  2008      1.245          1.177                 --
                                                       2007      1.419          1.245         11,758,919
                                                       2006      1.385          1.419         15,844,520
                                                       2005      1.326          1.385         19,865,885

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (6/01)....................................  2010      1.330          1.535          7,733,255
                                                       2009      0.995          1.330          9,265,313
                                                       2008      1.758          0.995          9,902,998
                                                       2007      1.519          1.758         11,065,817
                                                       2006      1.381          1.519         10,457,630
                                                       2005      1.199          1.381          7,904,103

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2010      1.857          2.356          7,667,248
                                                       2009      1.346          1.857          9,000,472
                                                       2008      2.258          1.346          9,951,621
                                                       2007      1.983          2.258         12,076,657
                                                       2006      1.788          1.983         13,786,295
                                                       2005      1.534          1.788         12,661,665

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (5/01)........................  2010      0.955          1.204          1,969,799
                                                       2009      0.674          0.955          2,258,515
                                                       2008      1.188          0.674          2,275,901
                                                       2007      1.082          1.188          2,833,281
                                                       2006      1.008          1.082          2,599,845
                                                       2005      0.975          1.008          2,633,975

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/03)..........................................  2006      1.456          1.701                 --
                                                       2005      1.334          1.456          1,527,395

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2010      2.868          3.328          3,010,383
                                                       2009      1.683          2.868          3,541,673
                                                       2008      3.606          1.683          3,437,310
                                                       2007      2.837          3.606          4,728,324
                                                       2006      2.244          2.837          4,154,839
                                                       2005      1.784          2.244          3,342,105

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2010      1.363          1.459          3,982,079
                                                       2009      1.008          1.363          4,815,991
                                                       2008      1.712          1.008          5,208,729
                                                       2007      1.503          1.712          5,436,208
                                                       2006      1.253          1.503          5,273,068
                                                       2005      1.153          1.253          3,915,005

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2010      0.530          0.657         12,963,279
                                                       2009      0.372          0.530         13,437,706
                                                       2008      0.671          0.372         16,060,416
                                                       2007      0.558          0.671         17,888,407
                                                       2006      0.499          0.558         18,458,976
                                                       2005      0.451          0.499         21,940,688

  Janus Aspen Growth and Income Subaccount (Service
  Shares) (5/00).....................................  2006      0.832          0.890                 --
                                                       2005      0.751          0.832          2,980,527

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.556          1.751                 --
                                                       2005      1.516          1.556          1,138,203

Legg Mason Partners Equity Trust
  LMPET ClearBridge Small Cap Value Subaccount (Class
  A) (5/01)..........................................  2010      1.482          1.828          1,070,940
                                                       2009      1.130          1.482          1,345,432
                                                       2008      1.787          1.130          1,502,662
                                                       2007      1.858          1.787          1,588,592
                                                       2006      1.690          1.858          2,152,662
                                                       2005      1.606          1.690          2,379,898

Legg Mason Partners Income Trust
  LMPIT Western Asset Corporate Bond Subaccount
  (Class A) (9/96)...................................  2010      1.791          1.971          4,033,414
                                                       2009      1.357          1.791          4,884,811
                                                       2008      1.786          1.357          5,402,814
                                                       2007      1.781          1.786          6,142,790
                                                       2006      1.750          1.781          6,517,632
                                                       2005      1.742          1.750          8,590,975

  Templeton Growth Fund, Inc. (Class A) (8/96).......  2010      1.973          2.094          9,096,637
                                                       2009      1.528          1.973         12,052,664
                                                       2008      2.739          1.528         14,110,046
                                                       2007      2.715          2.739         18,139,480
                                                       2006      2.258          2.715         21,753,783
                                                       2005      2.115          2.258         24,634,141

Legg Mason Partners Investment Series
  LMPIS Growth and Income Subaccount (5/01)..........  2007      1.104          1.156                 --
                                                       2006      0.994          1.104            553,921
                                                       2005      0.970          0.994            491,009

  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      0.968          1.031                 --
                                                       2006      0.913          0.968          7,848,059
                                                       2005      0.870          0.913          9,943,374

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (5/00)........................  2010      0.859          1.060         20,678,263
                                                       2009      0.647          0.859         26,443,516
                                                       2008      1.099          0.647         31,284,102
                                                       2007      1.097          1.099         40,211,644
                                                       2006      1.022          1.097         45,313,401
                                                       2005      0.927          1.022         56,480,312

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (8/98)...................................  2010      1.303          1.449          6,789,393
                                                       2009      1.081          1.303          8,447,866
                                                       2008      1.550          1.081         10,790,656
                                                       2007      1.448          1.550         12,360,673
                                                       2006      1.278          1.448         15,988,942
                                                       2005      1.241          1.278         18,272,296

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (4/07)........................  2010      1.130          1.252          2,876,435
                                                       2009      0.932          1.130          3,588,547
                                                       2008      1.452          0.932          4,591,099
                                                       2007      1.443          1.452          6,028,733

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (5/01)..................  2010      0.762          0.877          5,865,471
                                                       2009      0.597          0.762          6,950,854
                                                       2008      0.953          0.597          8,042,453
                                                       2007      1.002          0.953         10,360,867
                                                       2006      1.002          1.002                 --
                                                       2005      1.002          1.002                 --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (10/98).......................  2010      1.509          1.636          2,460,724
                                                       2009      1.074          1.509          2,869,982
                                                       2008      1.735          1.074          3,549,913
                                                       2007      1.669          1.735          4,551,549
                                                       2006      1.616          1.669          6,380,597
                                                       2005      1.556          1.616          7,794,578

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (10/98).......................  2010      1.396          1.509          3,965,082
                                                       2009      1.136          1.396          5,243,621
                                                       2008      1.788          1.136          6,626,008
                                                       2007      1.743          1.788          8,541,695
                                                       2006      1.493          1.743         10,862,446
                                                       2005      1.420          1.493         12,985,232

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (4/07)........................  2010      1.144          1.414          1,356,167
                                                       2009      0.812          1.144          1,867,734
                                                       2008      1.388          0.812          1,990,008
                                                       2007      1.344          1.388          2,018,369

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (5/04)...  2009      0.810          0.789                 25
                                                       2008      1.312          0.810          8,979,331
                                                       2007      1.267          1.312         11,416,023
                                                       2006      1.115          1.267         16,157,797
                                                       2005      1.084          1.115         18,631,913

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2010      1.163          1.288          1,146,284
                                                       2009      0.959          1.163          1,422,817
                                                       2008      1.300          0.959          2,055,437
                                                       2007      1.187          1.300          2,122,971
                                                       2006      1.117          1.187          3,360,765
                                                       2005      1.084          1.117          4,049,355

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2010      0.935          1.008            855,056
                                                       2009      0.807          0.935            582,646
                                                       2008      1.037          0.807            324,976
                                                       2007      1.036          1.037            512,534
                                                       2006      1.009          1.036            286,123
                                                       2005      0.998          1.009            217,008

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (8/98)...........................  2010      1.349          1.485            741,254
                                                       2009      1.145          1.349            949,037
                                                       2008      1.343          1.145          1,125,649
                                                       2007      1.334          1.343          1,446,791
                                                       2006      1.283          1.334          1,789,324
                                                       2005      1.267          1.283          2,087,820

  LMPVIT Western Asset Variable Global High Yield
  Bond Subaccount (Class I) (7/98)...................  2010      1.731          1.963          2,092,112
                                                       2009      1.127          1.731          2,325,267
                                                       2008      1.651          1.127          2,549,809
                                                       2007      1.673          1.651          3,462,978
                                                       2006      1.532          1.673          4,250,443
                                                       2005      1.495          1.532          4,744,978

  LMPVIT Western Asset Variable Money Market
  Subaccount (6/98)..................................  2010      1.214          1.209                  0
                                                       2009      1.227          1.214         44,192,985
                                                       2008      1.212          1.227         55,466,313
                                                       2007      1.170          1.212         51,040,688
                                                       2006      1.133          1.170         56,106,472
                                                       2005      1.116          1.133         57,921,096

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.280          1.367                 --
                                                       2006      1.149          1.280          2,258,192
                                                       2005      1.109          1.149          2,324,426

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (9/98).........  2007      2.240          2.352                  0
                                                       2006      1.921          2.240          5,849,786
                                                       2005      1.871          1.921          6,618,937

  LMPVPI Total Return Subaccount (Class I) (10/98)...  2007      1.407          1.449                 --
                                                       2006      1.266          1.407          7,758,290
                                                       2005      1.241          1.266         10,113,092

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/04).............................................  2007      1.306          1.359                 --
                                                       2006      1.128          1.306          5,577,051
                                                       2005      1.107          1.128          5,215,295

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/04).............................................  2007      1.374          1.516                 --
                                                       2006      1.240          1.374          2,911,819
                                                       2005      1.161          1.240          2,999,591

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      2.602          2.510                 --
                                                       2007      2.485          2.602          3,052,454
                                                       2006      2.605          2.485          3,299,642

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2010      1.845          2.117          1,581,266
                                                       2009      1.269          1.845          1,880,434
                                                       2008      1.694          1.269          1,631,276
                                                       2007      1.670          1.694          1,838,373
                                                       2006      1.581          1.670          2,151,530

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.128          1.184                 --
                                                       2006      1.063          1.128          1,990,654

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2010      0.863          0.959          1,709,339
                                                       2009      0.734          0.863          2,207,860
                                                       2008      1.186          0.734          2,289,294
                                                       2007      1.174          1.186          2,235,249

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2010      0.791          0.908          5,336,585
                                                       2009      0.593          0.791          5,709,423
                                                       2008      1.028          0.593          6,234,647
                                                       2007      1.223          1.028          7,079,652
                                                       2006      1.003          1.223          8,899,276

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2010      1.473          1.697          6,288,870
                                                       2009      0.960          1.473          7,629,665
                                                       2008      1.641          0.960          8,963,488
                                                       2007      1.677          1.641         11,259,951
                                                       2006      1.519          1.677         12,752,604

  MIST Janus Forty Subaccount (Class A) (4/06).......  2010      2.495          2.702         13,454,878
                                                       2009      1.765          2.495         16,196,897
                                                       2008      3.076          1.765         19,448,828
                                                       2007      2.389          3.076         22,842,603
                                                       2006      2.325          2.389         28,718,428

  MIST Lazard Mid Cap Subaccount (Class A) (4/08)....  2010      2.149          2.614          1,924,745
                                                       2009      1.587          2.149          2,052,042
                                                       2008      2.505          1.587          2,394,589

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2010      1.322          1.477          1,229,116
                                                       2009      0.977          1.322          1,850,341
                                                       2008      1.213          0.977          1,591,966
                                                       2007      1.150          1.213          1,698,046
                                                       2006      1.095          1.150            960,420

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2010      0.811          0.936         19,851,521
                                                       2009      0.694          0.811         24,012,047
                                                       2008      1.104          0.694         29,123,216
                                                       2007      1.078          1.104         36,350,314
                                                       2006      1.001          1.078         40,266,815

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (4/07) *...........................................  2010      1.030          1.277          2,165,806
                                                       2009      0.825          1.030          2,543,891
                                                       2008      1.365          0.825          2,542,493
                                                       2007      1.500          1.365          2,902,980

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.761          0.724                 10
                                                       2008      1.344          0.761         11,542,998
                                                       2007      1.216          1.344         14,814,033
                                                       2006      1.229          1.216         18,754,656

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2010      1.623          1.733          9,909,314
                                                       2009      1.453          1.623         11,426,387

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2010      1.344          1.541            346,278
                                                       2009      1.099          1.344            369,786
                                                       2008      1.657          1.099            354,503
                                                       2007      1.599          1.657            324,106
                                                       2006      1.484          1.599            377,143

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2010      1.984          2.197          2,566,007
                                                       2009      1.510          1.984          3,222,141
                                                       2008      1.714          1.510          3,288,656
                                                       2007      1.629          1.714          3,300,196
                                                       2006      1.569          1.629          3,363,666

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (11/06) *.......................................  2010      1.481          1.752          5,509,443
                                                       2009      1.186          1.481          6,406,176
                                                       2008      1.712          1.186          7,570,132
                                                       2007      1.789          1.712          9,093,181
                                                       2006      1.751          1.789          1,727,327

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2010      1.310          1.486          1,835,375
                                                       2009      1.048          1.310          1,987,813

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (9/00)...................................  2007      1.325          1.367                 --
                                                       2006      1.287          1.325          3,405,566
                                                       2005      1.277          1.287          3,882,252

  MetLife Investment International Stock Subaccount
  (Class I) (7/00)...................................  2007      1.143          1.226                 --
                                                       2006      0.915          1.143          3,264,356
                                                       2005      0.809          0.915          2,592,729

  MetLife Investment Large Company Stock Subaccount
  (Class I) (7/01)...................................  2007      1.134          1.184                 --
                                                       2006      1.020          1.134          2,650,426
                                                       2005      0.969          1.020          2,796,737

  MetLife Investment Small Company Stock Subaccount
  (Class I) (9/00)...................................  2007      1.335          1.333                 --
                                                       2006      1.190          1.335          3,230,006
                                                       2005      1.124          1.190          3,793,677

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF Barclays Capital Aggregate Bond Index
  Subaccount (Class A) (11/07) *.....................  2010      1.504          1.574          1,671,021
                                                       2009      1.449          1.504          2,585,296
                                                       2008      1.385          1.449          2,900,857
                                                       2007      1.366          1.385          3,253,311

  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2010      0.583          0.663         12,172,827
                                                       2009      0.396          0.583         13,770,208
                                                       2008      0.739          0.396         17,292,919
                                                       2007      0.622          0.739         21,314,773
                                                       2006      0.635          0.622         26,974,032

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2010      1.549          1.657          3,555,138
                                                       2009      1.434          1.549          4,443,106
                                                       2008      1.504          1.434          4,637,374
                                                       2007      1.434          1.504          5,058,358
                                                       2006      1.377          1.434          5,969,967

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2010      1.295          1.531         13,491,637
                                                       2009      1.026          1.295         17,493,502

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2010      1.209          1.198         33,699,027

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2010      0.993          1.098          5,368,233
                                                       2009      0.762          0.993          6,327,133
                                                       2008      1.232          0.762          7,242,930

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.956          0.999                 10
                                                       2008      1.756          0.956         12,999,765
                                                       2007      1.711          1.756         15,292,046
                                                       2006      1.685          1.711         19,928,589

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2010      1.537          1.737          4,791,217
                                                       2009      1.280          1.537          5,467,523
                                                       2008      2.126          1.280          5,877,625
                                                       2007      2.069          2.126          6,602,563
                                                       2006      2.013          2.069          8,131,076

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2010      0.776          0.853          1,064,480
                                                       2009      0.564          0.776          1,311,531
                                                       2008      0.849          0.564          1,204,437

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.825          0.942          4,893,604
                                                       2009      0.636          0.825          5,061,384
                                                       2008      1.081          0.636          5,537,308
                                                       2007      1.061          1.081          4,221,614
                                                       2006      1.000          1.061          1,958,944

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2010      1.093          1.188          3,678,320
                                                       2009      0.919          1.093          3,051,789
                                                       2008      1.088          0.919          2,133,622
                                                       2007      1.044          1.088          1,162,306
                                                       2006      1.000          1.044            383,115

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2010      1.026          1.129          2,874,192
                                                       2009      0.840          1.026          2,872,537
                                                       2008      1.086          0.840          2,776,858
                                                       2007      1.049          1.086          2,291,363
                                                       2006      1.000          1.049            883,128

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.956          1.068         17,557,990
                                                       2009      0.765          0.956         15,625,705
                                                       2008      1.086          0.765         15,069,930
                                                       2007      1.055          1.086         11,330,342
                                                       2006      1.000          1.055          3,589,386

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2010      0.886          1.004         13,650,455
                                                       2009      0.696          0.886         13,663,307
                                                       2008      1.086          0.696         11,733,669
                                                       2007      1.060          1.086          9,455,372
                                                       2006      1.000          1.060          5,640,976

  MSF MetLife Stock Index Subaccount (Class A)
  (11/07) *..........................................  2010      0.926          1.049         14,424,993
                                                       2009      0.743          0.926          8,207,661
                                                       2008      1.197          0.743          2,598,146
                                                       2007      1.206          1.197          2,959,712

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2010      2.004          2.173         10,017,498
                                                       2009      1.715          2.004         11,933,566
                                                       2008      2.236          1.715         14,963,634
                                                       2007      2.175          2.236         19,448,863
                                                       2006      2.031          2.175         23,285,509

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2010      1.193          1.312          3,278,631
                                                       2009      1.000          1.193          3,622,554
                                                       2008      1.501          1.000          3,456,678
                                                       2007      1.413          1.501          2,763,653
                                                       2006      1.276          1.413          1,979,896

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07) *.......................................  2010      0.877          0.937          2,118,667
                                                       2009      0.691          0.877          2,905,850
                                                       2008      1.208          0.691          2,942,702
                                                       2007      1.238          1.208          3,338,573

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07) *..........................................  2010      1.081          1.354          2,089,324
                                                       2009      0.869          1.081          2,423,303
                                                       2008      1.324          0.869          2,747,838
                                                       2007      1.362          1.324          2,959,038

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2010      0.933          1.075          3,295,036
                                                       2009      0.661          0.933          3,778,580
                                                       2008      1.154          0.661          3,936,973
                                                       2007      1.071          1.154          4,188,672
                                                       2006      0.998          1.071          4,045,842

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      1.063          1.413          7,816,583
                                                       2009      0.777          1.063          8,473,760
                                                       2008      1.179          0.777          9,639,789

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2010      1.137          1.190          6,050,925
                                                       2009      1.103          1.137          6,823,795
                                                       2008      1.119          1.103          7,512,059
                                                       2007      1.085          1.119          8,563,783
                                                       2006      1.046          1.085         10,319,724

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.122          1.186                 --
                                                       2005      1.075          1.122          2,995,331

PIMCO Variable Insurance Trust
  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.401          1.449                  8
                                                       2008      1.355          1.401         10,784,531
                                                       2007      1.262          1.355          9,605,873
                                                       2006      1.231          1.262         10,313,946
                                                       2005      1.218          1.231         10,959,074

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.978          2.115                 --
                                                       2006      1.709          1.978          8,877,921
                                                       2005      1.617          1.709          9,127,513

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/04).............................................  2006      1.153          1.229                 --
                                                       2005      1.074          1.153         23,814,110

  Travelers Convertible Securities Subaccount
  (5/04).............................................  2006      1.027          1.095                 --
                                                       2005      1.036          1.027            304,578

  Travelers Disciplined Mid Cap Stock Subaccount
  (8/98).............................................  2006      2.383          2.605                 --
                                                       2005      2.147          2.383          3,951,037

  Travelers Equity Income Subaccount (10/96).........  2006      1.914          2.013                 --
                                                       2005      1.856          1.914         10,972,268

  Travelers Federated High Yield Subaccount (11/96)..  2006      1.540          1.581                 --
                                                       2005      1.522          1.540          2,050,790

  Travelers Large Cap Subaccount (9/96)..............  2006      1.633          1.685                 --
                                                       2005      1.522          1.633         13,723,565

  Travelers Mercury Large Cap Core Subaccount
  (6/98).............................................  2006      1.001          1.063                 --
                                                       2005      0.905          1.001          2,421,732

  Travelers MFS(R) Mid Cap Growth Subaccount (6/01)..  2006      0.600          0.635                 --
                                                       2005      0.590          0.600         33,812,297

  Travelers MFS(R) Total Return Subaccount (8/96)....  2006      1.965          2.031                 --
                                                       2005      1.934          1.965         28,235,691

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.180          1.276                 --
                                                       2005      1.123          1.180            864,629

  Travelers Mondrian International Stock Subaccount
  (9/96).............................................  2006      1.321          1.519                 --
                                                       2005      1.222          1.321         13,209,353

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.397          1.484                 --
                                                       2005      1.336          1.397            148,629

  Travelers Pioneer Strategic Income Subaccount
  (9/96).............................................  2006      1.552          1.569                 --
                                                       2005      1.517          1.552          3,067,805

  Travelers Quality Bond Subaccount (7/97)...........  2006      1.389          1.377                 --
                                                       2005      1.384          1.389          7,481,341

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Strategic Equity Subaccount (9/96).......  2006      1.620          1.692                 --
                                                       2005      1.609          1.620         10,796,465

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.084          1.046                 --
                                                       2005      1.053          1.084         13,518,079

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/03).............................................  2009      1.044          1.014                 (2)
                                                       2008      1.648          1.044          2,073,591
                                                       2007      1.709          1.648          2,363,002
                                                       2006      1.492          1.709          2,280,050
                                                       2005      1.452          1.492          2,172,690





---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2010.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2010 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Stock Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust -- Met/AIM Capital Appreciation Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust -- MFS(R) Value Portfolio merged into Met Investors Series Trust -- MFS(R) Value Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio-Class A merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio-Class D and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio-Class D and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio-Class F and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Manager U.S. Government Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06 Oppenheimer Variable Account Funds -- Oppenheimer Main Street Fund/VA-Service Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06 Franklin Templeton Variable Insurance Products Trust -- Mutual Shares Securities Fund-Class 2 Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06, AllianceBernstein Variable Products Series Fund, Inc-AllianceBernstein Large Cap Growth Portfolio-Class B was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06 Janus Aspen Series-Janus Aspen Series Growth and Income Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series Standard Class was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio-Class A and is no longer available as a funding option.

Effective on or about 11/13/06, Lazard Retirement Series, Inc.-Lazard Small Cap Portfolio was replaced by the Met Investors Series Trust-Third Avenue Small Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Diversified Bond Portfolio was replaced by Metropolitan Series Fund, Inc.-Lehman Brothers(R) Aggregate Bond Index Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment International Stock Portfolio was replaced by Metropolitan Series Fund, Inc.-Morgan Stanley EAFE(R) Index Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Large Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Small Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-Russell 2000(R) Index Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.


Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio -- Class E and is no longer available as a funding option.

Sep Acct QPN

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
MetLife of CT Separate Account QPN for Variable Annuities and Board of Directors of
MetLife Insurance Company of Connecticut

We have audited the accompanying statements of assets and liabilities of MetLife of CT Separate Account QPN for Variable Annuities (the "Separate Account") of MetLife Insurance Company of Connecticut (the "Company") comprising each of the individual Subaccounts listed in Note 2 as of December 31, 2010, the related statements of operations for the respective stated period in the year then ended, the statements of changes in net assets of the respective stated periods in the two years then ended, and the financial highlights in Note 7 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2010, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Separate Account of the Company as of December 31, 2010, the results of their operations for the respective stated period in the year then ended, the changes in their net assets for the respective stated periods in the two years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 31, 2011

                     This page is intentionally left blank.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2010

                                     AMERICAN FUNDS AMERICAN FUNDS AMERICAN FUNDS
                                      GLOBAL GROWTH         GROWTH  GROWTH-INCOME
                                         SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                     -------------- -------------- --------------
ASSETS:
  Investments at fair value            $ 36,353,425   $ 57,324,777   $ 29,912,456
                                     -------------- -------------- --------------
       Total Assets                      36,353,425     57,324,777     29,912,456
                                     -------------- -------------- --------------
LIABILITIES:
  Accrued fees                                   33             57             12
                                     -------------- -------------- --------------
       Total Liabilities                         33             57             12
                                     -------------- -------------- --------------
NET ASSETS                             $ 36,353,392   $ 57,324,720   $ 29,912,444
                                     ============== ============== ==============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units   $ 36,353,392   $ 57,324,720   $ 29,912,444
                                     -------------- -------------- --------------
       Total Net Assets                $ 36,353,392   $ 57,324,720   $ 29,912,444
                                     ============== ============== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

                                                                         FTVIPT FRANKLIN   FTVIPT TEMPLETON
                                     FIDELITY VIP                          SMALL-MID CAP DEVELOPING MARKETS
                                       CONTRAFUND FIDELITY VIP MID CAP GROWTH SECURITIES         SECURITIES
                                       SUBACCOUNT           SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                     ------------ -------------------- ----------------- ------------------
ASSETS:
  Investments at fair value          $ 40,085,448         $ 60,059,974       $ 8,334,854       $ 34,725,523
                                     ------------ -------------------- ----------------- ------------------
       Total Assets                    40,085,448           60,059,974         8,334,854         34,725,523
                                     ------------ -------------------- ----------------- ------------------
LIABILITIES:
  Accrued fees                                 23                   17                45                 32
                                     ------------ -------------------- ----------------- ------------------
       Total Liabilities                       23                   17                45                 32
                                     ------------ -------------------- ----------------- ------------------
NET ASSETS                           $ 40,085,425         $ 60,059,957       $ 8,334,809       $ 34,725,491
                                     ============ ==================== ================= ==================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units $ 40,085,425         $ 60,059,957       $ 8,334,809       $ 34,725,491
                                     ------------ -------------------- ----------------- ------------------
       Total Net Assets              $ 40,085,425         $ 60,059,957       $ 8,334,809       $ 34,725,491
                                     ============ ==================== ================= ==================

The accompanying notes are an integral part of these financial statements.

                                                                       LMPIT WESTERN  LMPVET CLEARBRIDGE
  FTVIPT TEMPLETON  JANUS ASPEN JANUS ASPEN GLOBAL LMPET CLEARBRIDGE ASSET CORPORATE VARIABLE AGGRESSIVE
FOREIGN SECURITIES   ENTERPRISE         TECHNOLOGY   SMALL CAP VALUE            BOND              GROWTH
        SUBACCOUNT   SUBACCOUNT         SUBACCOUNT        SUBACCOUNT      SUBACCOUNT          SUBACCOUNT
------------------ ------------ ------------------ ----------------- --------------- -------------------
      $ 19,257,486 $ 24,138,275        $ 3,453,639       $ 6,557,459    $ 19,012,361        $ 56,878,813
------------------ ------------ ------------------ ----------------- --------------- -------------------
        19,257,486   24,138,275          3,453,639         6,557,459      19,012,361          56,878,813
------------------ ------------ ------------------ ----------------- --------------- -------------------
                26           35                 44                32              32                  40
------------------ ------------ ------------------ ----------------- --------------- -------------------
                26           35                 44                32              32                  40
------------------ ------------ ------------------ ----------------- --------------- -------------------
      $ 19,257,460 $ 24,138,240        $ 3,453,595       $ 6,557,427    $ 19,012,329        $ 56,878,773
================== ============ ================== ================= =============== ===================
      $ 19,257,460 $ 24,138,240        $ 3,453,595       $ 6,557,427    $ 19,012,329        $ 56,878,773
------------------ ------------ ------------------ ----------------- --------------- -------------------
      $ 19,257,460 $ 24,138,240        $ 3,453,595       $ 6,557,427    $ 19,012,329        $ 56,878,773
================== ============ ================== ================= =============== ===================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

                                                                              LMPVET CLEARBRIDGE
                                                           LMPVET CLEARBRIDGE           VARIABLE LMPVET CLEARBRIDGE
                                        LMPVET CLEARBRIDGE    VARIABLE EQUITY        FUNDAMENTAL     VARIABLE LARGE
                                     VARIABLE APPRECIATION     INCOME BUILDER      ALL CAP VALUE         CAP GROWTH
                                                SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                     --------------------- ------------------ ------------------ ------------------
ASSETS:
  Investments at fair value                   $ 30,247,295        $ 9,870,599       $ 14,282,356       $ 10,716,061
                                     --------------------- ------------------ ------------------ ------------------
       Total Assets                             30,247,295          9,870,599         14,282,356         10,716,061
                                     --------------------- ------------------ ------------------ ------------------
LIABILITIES:
  Accrued fees                                          18                 37                 31                 57
                                     --------------------- ------------------ ------------------ ------------------
       Total Liabilities                                18                 37                 31                 57
                                     --------------------- ------------------ ------------------ ------------------
NET ASSETS                                    $ 30,247,277        $ 9,870,562       $ 14,282,325       $ 10,716,004
                                     ===================== ================== ================== ==================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units          $ 30,247,277        $ 9,870,562       $ 14,282,325       $ 10,716,004
                                     --------------------- ------------------ ------------------ ------------------
       Total Net Assets                       $ 30,247,277        $ 9,870,562       $ 14,282,325       $ 10,716,004
                                     ===================== ================== ================== ==================

The accompanying notes are an integral part of these financial statements.

                                                        LMPVIT WESTERN   LMPVIT WESTERN LMPVIT WESTERN
LMPVET CLEARBRIDGE LMPVET CLEARBRIDGE LMPVET INVESTMENT ASSET VARIABLE   ASSET VARIABLE ASSET VARIABLE
    VARIABLE LARGE     VARIABLE SMALL  COUNSEL VARIABLE     ADJUSTABLE      DIVERSIFIED    GLOBAL HIGH
         CAP VALUE         CAP GROWTH  SOCIAL AWARENESS    RATE INCOME STRATEGIC INCOME     YIELD BOND
        SUBACCOUNT         SUBACCOUNT        SUBACCOUNT     SUBACCOUNT       SUBACCOUNT     SUBACCOUNT
------------------ ------------------ ----------------- -------------- ---------------- --------------
      $ 16,016,954        $ 7,541,291       $ 6,721,012    $ 2,598,296      $ 3,127,879   $ 14,509,146
------------------ ------------------ ----------------- -------------- ---------------- --------------
        16,016,954          7,541,291         6,721,012      2,598,296        3,127,879     14,509,146
------------------ ------------------ ----------------- -------------- ---------------- --------------
                23                 74                15             60               39             29
------------------ ------------------ ----------------- -------------- ---------------- --------------
                23                 74                15             60               39             29
------------------ ------------------ ----------------- -------------- ---------------- --------------
      $ 16,016,931        $ 7,541,217       $ 6,720,997    $ 2,598,236      $ 3,127,840   $ 14,509,117
================== ================== ================= ============== ================ ==============
      $ 16,016,931        $ 7,541,217       $ 6,720,997    $ 2,598,236      $ 3,127,840   $ 14,509,117
------------------ ------------------ ----------------- -------------- ---------------- --------------
      $ 16,016,931        $ 7,541,217       $ 6,720,997    $ 2,598,236      $ 3,127,840   $ 14,509,117
================== ================== ================= ============== ================ ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

                                      MIST AMERICAN MIST AMERICAN  MIST AMERICAN
                                     FUNDS BALANCED  FUNDS GROWTH FUNDS MODERATE MIST BLACKROCK
                                         ALLOCATION    ALLOCATION     ALLOCATION     HIGH YIELD
                                         SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                     -------------- ------------- -------------- --------------
ASSETS:
  Investments at fair value             $ 2,041,659   $ 2,444,638    $ 1,402,027   $ 11,575,355
                                     -------------- ------------- -------------- --------------
       Total Assets                       2,041,659     2,444,638      1,402,027     11,575,355
                                     -------------- ------------- -------------- --------------
LIABILITIES:
  Accrued fees                                   57            39             42             43
                                     -------------- ------------- -------------- --------------
       Total Liabilities                         57            39             42             43
                                     -------------- ------------- -------------- --------------
NET ASSETS                              $ 2,041,602   $ 2,444,599    $ 1,401,985   $ 11,575,312
                                     ============== ============= ============== ==============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units    $ 2,041,602   $ 2,444,599    $ 1,401,985   $ 11,575,312
                                     -------------- ------------- -------------- --------------
       Total Net Assets                 $ 2,041,602   $ 2,444,599    $ 1,401,985   $ 11,575,312
                                     ============== ============= ============== ==============

The accompanying notes are an integral part of these financial statements.

                                                     MIST HARRIS MIST INVESCO
MIST BLACKROCK MIST CLARION GLOBAL     MIST DREMAN       OAKMARK    SMALL CAP
LARGE CAP CORE         REAL ESTATE SMALL CAP VALUE INTERNATIONAL       GROWTH MIST JANUS FORTY
    SUBACCOUNT          SUBACCOUNT      SUBACCOUNT    SUBACCOUNT   SUBACCOUNT       SUBACCOUNT
-------------- ------------------- --------------- ------------- ------------ ----------------
   $ 5,030,361        $ 14,658,130     $ 1,442,318  $ 34,731,739  $ 2,360,116     $ 94,777,331
-------------- ------------------- --------------- ------------- ------------ ----------------
     5,030,361          14,658,130       1,442,318    34,731,739    2,360,116       94,777,331
-------------- ------------------- --------------- ------------- ------------ ----------------
            71                  40              60            14           66               27
-------------- ------------------- --------------- ------------- ------------ ----------------
            71                  40              60            14           66               27
-------------- ------------------- --------------- ------------- ------------ ----------------
   $ 5,030,290        $ 14,658,090     $ 1,442,258  $ 34,731,725  $ 2,360,050     $ 94,777,304
============== =================== =============== ============= ============ ================
   $ 5,030,290        $ 14,658,090     $ 1,442,258  $ 34,731,725  $ 2,360,050     $ 94,777,304
-------------- ------------------- --------------- ------------- ------------ ----------------
   $ 5,030,290        $ 14,658,090     $ 1,442,258  $ 34,731,725  $ 2,360,050     $ 94,777,304
============== =================== =============== ============= ============ ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

                                                  MIST LEGG MASON
                                                      CLEARBRIDGE
                                      MIST LAZARD      AGGRESSIVE MIST LEGG MASON MIST LORD ABBETT
                                          MID CAP          GROWTH    VALUE EQUITY   BOND DEBENTURE
                                       SUBACCOUNT      SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
                                     ------------ --------------- --------------- ----------------
ASSETS:
  Investments at fair value          $ 12,231,965       $ 215,933       $ 220,277      $ 6,991,035
                                     ------------ --------------- --------------- ----------------
       Total Assets                    12,231,965         215,933         220,277        6,991,035
                                     ------------ --------------- --------------- ----------------
LIABILITIES:
  Accrued fees                                 61              63              64               38
                                     ------------ --------------- --------------- ----------------
       Total Liabilities                       61              63              64               38
                                     ------------ --------------- --------------- ----------------
NET ASSETS                           $ 12,231,904       $ 215,870       $ 220,213      $ 6,990,997
                                     ============ =============== =============== ================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units $ 12,231,904       $ 215,870       $ 220,213      $ 6,990,997
                                     ------------ --------------- --------------- ----------------
       Total Net Assets              $ 12,231,904       $ 215,870       $ 220,213      $ 6,990,997
                                     ============ =============== =============== ================

The accompanying notes are an integral part of these financial statements.

                                                                                                          MIST PIMCO
 MIST LORD ABBETT MIST LORD ABBETT MIST MFS EMERGING               MIST MFS     MIST OPPENHEIMER INFLATION PROTECTED
GROWTH AND INCOME    MID CAP VALUE    MARKETS EQUITY RESEARCH INTERNATIONAL CAPITAL APPRECIATION                BOND
       SUBACCOUNT       SUBACCOUNT        SUBACCOUNT             SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
----------------- ---------------- ----------------- ---------------------- -------------------- -------------------
     $ 51,511,251     $ 10,505,402       $ 1,762,257              $ 717,636            $ 358,594         $ 7,417,840
----------------- ---------------- ----------------- ---------------------- -------------------- -------------------
       51,511,251       10,505,402         1,762,257                717,636              358,594           7,417,840
----------------- ---------------- ----------------- ---------------------- -------------------- -------------------
                3               62                58                     33                   54                  42
----------------- ---------------- ----------------- ---------------------- -------------------- -------------------
                3               62                58                     33                   54                  42
----------------- ---------------- ----------------- ---------------------- -------------------- -------------------
     $ 51,511,248     $ 10,505,340       $ 1,762,199              $ 717,603            $ 358,540         $ 7,417,798
================= ================ ================= ====================== ==================== ===================
     $ 51,511,248     $ 10,505,340       $ 1,762,199              $ 717,603            $ 358,540         $ 7,417,798
----------------- ---------------- ----------------- ---------------------- -------------------- -------------------
     $ 51,511,248     $ 10,505,340       $ 1,762,199              $ 717,603            $ 358,540         $ 7,417,798
================= ================ ================= ====================== ==================== ===================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

                                       MIST PIMCO                       MIST PIONEER MIST THIRD AVENUE
                                     TOTAL RETURN MIST PIONEER FUND STRATEGIC INCOME   SMALL CAP VALUE
                                       SUBACCOUNT        SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
                                     ------------ ----------------- ---------------- -----------------
ASSETS:
  Investments at fair value          $ 65,149,637       $ 1,521,711     $ 18,330,503      $ 30,068,838
                                     ------------ ----------------- ---------------- -----------------
       Total Assets                    65,149,637         1,521,711       18,330,503        30,068,838
                                     ------------ ----------------- ---------------- -----------------
LIABILITIES:
  Accrued fees                                 10               101               15                23
                                     ------------ ----------------- ---------------- -----------------
       Total Liabilities                       10               101               15                23
                                     ------------ ----------------- ---------------- -----------------
NET ASSETS                           $ 65,149,627       $ 1,521,610     $ 18,330,488      $ 30,068,815
                                     ============ ================= ================ =================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units $ 65,149,627       $ 1,521,610     $ 18,330,488      $ 30,068,815
                                     ------------ ----------------- ---------------- -----------------
       Total Net Assets              $ 65,149,627       $ 1,521,610     $ 18,330,488      $ 30,068,815
                                     ============ ================= ================ =================

The accompanying notes are an integral part of these financial statements.

MIST VAN KAMPEN MSF BARCLAYS CAPITAL     MSF BLACKROCK MSF BLACKROCK MSF BLACKROCK   MSF BLACKROCK
       COMSTOCK AGGREGATE BOND INDEX AGGRESSIVE GROWTH   BOND INCOME   DIVERSIFIED LARGE CAP VALUE
     SUBACCOUNT           SUBACCOUNT        SUBACCOUNT    SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
--------------- -------------------- ----------------- ------------- ------------- ---------------
    $ 7,536,002          $ 9,562,128      $ 21,737,850  $ 17,678,209   $ 1,197,517       $ 636,585
--------------- -------------------- ----------------- ------------- ------------- ---------------
      7,536,002            9,562,128        21,737,850    17,678,209     1,197,517         636,585
--------------- -------------------- ----------------- ------------- ------------- ---------------
             74                   11                11            62            86              56
--------------- -------------------- ----------------- ------------- ------------- ---------------
             74                   11                11            62            86              56
--------------- -------------------- ----------------- ------------- ------------- ---------------
    $ 7,535,928          $ 9,562,117      $ 21,737,839  $ 17,678,147   $ 1,197,431       $ 636,529
=============== ==================== ================= ============= ============= ===============
    $ 7,535,928          $ 9,562,117      $ 21,737,839  $ 17,678,147   $ 1,197,431       $ 636,529
--------------- -------------------- ----------------- ------------- ------------- ---------------
    $ 7,535,928          $ 9,562,117      $ 21,737,839  $ 17,678,147   $ 1,197,431       $ 636,529
=============== ==================== ================= ============= ============= ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

                                        MSF BLACKROCK
                                     LEGACY LARGE CAP MSF BLACKROCK MSF DAVIS VENTURE        MSF FI
                                               GROWTH  MONEY MARKET             VALUE VALUE LEADERS
                                           SUBACCOUNT    SUBACCOUNT        SUBACCOUNT    SUBACCOUNT
                                     ---------------- ------------- ----------------- -------------
ASSETS:
  Investments at fair value              $ 55,698,644 $ 132,820,965      $ 15,675,846  $ 19,238,064
                                     ---------------- ------------- ----------------- -------------
       Total Assets                        55,698,644   132,820,965        15,675,846    19,238,064
                                     ---------------- ------------- ----------------- -------------
LIABILITIES:
  Accrued fees                                      3            29                54            21
                                     ---------------- ------------- ----------------- -------------
       Total Liabilities                            3            29                54            21
                                     ---------------- ------------- ----------------- -------------
NET ASSETS                               $ 55,698,641 $ 132,820,936      $ 15,675,792  $ 19,238,043
                                     ================ ============= ================= =============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units     $ 55,698,641 $ 132,820,936      $ 15,675,792  $ 19,238,043
                                     ---------------- ------------- ----------------- -------------
       Total Net Assets                  $ 55,698,641 $ 132,820,936      $ 15,675,792  $ 19,238,043
                                     ================ ============= ================= =============

The accompanying notes are an integral part of these financial statements.

              MSF METLIFE  MSF METLIFE         MSF METLIFE                               MSF METLIFE
MSF JENNISON   AGGRESSIVE CONSERVATIVE     CONSERVATIVE TO         MSF METLIFE           MODERATE TO
      GROWTH   ALLOCATION   ALLOCATION MODERATE ALLOCATION MODERATE ALLOCATION AGGRESSIVE ALLOCATION
  SUBACCOUNT   SUBACCOUNT   SUBACCOUNT          SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
------------ ------------ ------------ ------------------- ------------------- ---------------------
 $ 3,293,295 $ 16,943,049 $ 10,310,524        $ 12,955,358        $ 55,863,429          $ 46,482,175
------------ ------------ ------------ ------------------- ------------------- ---------------------
   3,293,295   16,943,049   10,310,524          12,955,358          55,863,429            46,482,175
------------ ------------ ------------ ------------------- ------------------- ---------------------
          71           18           39                  45                  25                    11
------------ ------------ ------------ ------------------- ------------------- ---------------------
          71           18           39                  45                  25                    11
------------ ------------ ------------ ------------------- ------------------- ---------------------
 $ 3,293,224 $ 16,943,031 $ 10,310,485        $ 12,955,313        $ 55,863,404          $ 46,482,164
============ ============ ============ =================== =================== =====================
 $ 3,293,224 $ 16,943,031 $ 10,310,485        $ 12,955,313        $ 55,863,404          $ 46,482,164
------------ ------------ ------------ ------------------- ------------------- ---------------------
 $ 3,293,224 $ 16,943,031 $ 10,310,485        $ 12,955,313        $ 55,863,404          $ 46,482,164
============ ============ ============ =================== =================== =====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
DECEMBER 31, 2010

                                      MSF METLIFE      MSF MFS               MSF MORGAN STANLEY
                                      STOCK INDEX TOTAL RETURN MSF MFS VALUE         EAFE INDEX
                                       SUBACCOUNT   SUBACCOUNT    SUBACCOUNT         SUBACCOUNT
                                     ------------ ------------ ------------- ------------------
ASSETS:
  Investments at fair value          $ 52,759,360 $ 66,958,974  $ 17,051,665        $ 6,719,667
                                     ------------ ------------ ------------- ------------------
       Total Assets                    52,759,360   66,958,974    17,051,665          6,719,667
                                     ------------ ------------ ------------- ------------------
LIABILITIES:
  Accrued fees                                 29            7            53                 26
                                     ------------ ------------ ------------- ------------------
       Total Liabilities                       29            7            53                 26
                                     ------------ ------------ ------------- ------------------
NET ASSETS                           $ 52,759,331 $ 66,958,967  $ 17,051,612        $ 6,719,641
                                     ============ ============ ============= ==================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units $ 52,759,331 $ 66,958,967  $ 17,051,612        $ 6,719,641
                                     ------------ ------------ ------------- ------------------
       Total Net Assets              $ 52,759,331 $ 66,958,967  $ 17,051,612        $ 6,719,641
                                     ============ ============ ============= ==================

The accompanying notes are an integral part of these financial statements.

                                                                     MSF WESTERN ASSET
MSF OPPENHEIMER MSF RUSSELL 2000 MSF T. ROWE PRICE MSF T. ROWE PRICE   MANAGEMENT U.S. TEMPLETON GROWTH
  GLOBAL EQUITY            INDEX  LARGE CAP GROWTH  SMALL CAP GROWTH        GOVERNMENT             FUND
     SUBACCOUNT       SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
--------------- ---------------- ----------------- ----------------- ----------------- ----------------
      $ 849,572      $ 9,883,275      $ 11,085,604      $ 33,720,294      $ 24,440,825     $ 49,429,073
--------------- ---------------- ----------------- ----------------- ----------------- ----------------
        849,572        9,883,275        11,085,604        33,720,294        24,440,825       49,429,073
--------------- ---------------- ----------------- ----------------- ----------------- ----------------
             40               22                51                11                15                8
--------------- ---------------- ----------------- ----------------- ----------------- ----------------
             40               22                51                11                15                8
--------------- ---------------- ----------------- ----------------- ----------------- ----------------
      $ 849,532      $ 9,883,253      $ 11,085,553      $ 33,720,283      $ 24,440,810     $ 49,429,065
=============== ================ ================= ================= ================= ================
      $ 849,532      $ 9,883,253      $ 11,085,553      $ 33,720,283      $ 24,440,810     $ 49,429,065
--------------- ---------------- ----------------- ----------------- ----------------- ----------------
      $ 849,532      $ 9,883,253      $ 11,085,553      $ 33,720,283      $ 24,440,810     $ 49,429,065
=============== ================ ================= ================= ================= ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2010

                                             AMERICAN FUNDS    AMERICAN FUNDS    AMERICAN FUNDS    FIDELITY VIP
                                              GLOBAL GROWTH            GROWTH     GROWTH-INCOME      CONTRAFUND
                                                 SUBACCOUNT        SUBACCOUNT        SUBACCOUNT      SUBACCOUNT
                                         --------------------- ----------------- ----------------- ---------------
INVESTMENT INCOME:
     Dividends                                    $ 510,517         $ 385,574         $ 422,270       $ 374,694
                                         --------------------- ----------------- ----------------- ---------------
EXPENSES:
     Mortality and expense risk
        charges                                     394,577           609,893           321,481         440,465
                                         --------------------- ----------------- ----------------- ---------------
        Total expenses                              394,577           609,893           321,481         440,465
                                         --------------------- ----------------- ----------------- ---------------
           Net investment income (loss)             115,940          (224,319)          100,789         (65,771)
                                         --------------------- ----------------- ----------------- ---------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
     Realized gain distributions                         --                --                --          16,953
     Realized gains (losses) on sale of
        investments                                (499,720)       (2,251,791)       (1,389,040)     (2,693,265)
                                         --------------------- ----------------- ----------------- ---------------
           Net realized gains (losses)             (499,720)       (2,251,791)       (1,389,040)     (2,676,312)
                                         --------------------- ----------------- ----------------- ---------------
     Change in unrealized gains (losses)
        on investments                            3,764,933        11,220,286         4,061,265       8,203,769
                                         --------------------- ----------------- ----------------- ---------------
     Net realized and change in
        unrealized gains (losses)
        on investments                            3,265,213         8,968,495         2,672,225       5,527,457
                                         --------------------- ----------------- ----------------- ---------------
     Net increase (decrease) in net assets
        resulting from operations               $ 3,381,153       $ 8,744,176       $ 2,773,014     $ 5,461,686
                                         ===================== ================= ================= ===============

(a) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                          FTVIPT FRANKLIN      FTVIPT TEMPLETON
                            SMALL-MID CAP    DEVELOPING MARKETS      FTVIPT TEMPLETON    JANUS ASPEN    JANUS ASPEN GLOBAL
FIDELITY VIP MID CAP    GROWTH SECURITIES            SECURITIES    FOREIGN SECURITIES     ENTERPRISE            TECHNOLOGY
          SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT     SUBACCOUNT            SUBACCOUNT
----------------------- -------------------- --------------------- --------------------- -------------- ---------------------
            $ 66,059                 $ --             $ 531,847             $ 368,770           $ --                  $ --
----------------------- -------------------- --------------------- --------------------- -------------- ---------------------
             619,192               76,506               374,896               219,309        253,657                37,372
----------------------- -------------------- --------------------- --------------------- -------------- ---------------------
             619,192               76,506               374,896               219,309        253,657                37,372
----------------------- -------------------- --------------------- --------------------- -------------- ---------------------
            (553,133)             (76,506)              156,951               149,461       (253,657)              (37,372)
----------------------- -------------------- --------------------- --------------------- -------------- ---------------------
             182,379                   --                    --                    --             --                    --
            (323,537)             (22,097)             (896,416)             (862,277)       524,182               211,587
----------------------- -------------------- --------------------- --------------------- -------------- ---------------------
            (141,158)             (22,097)             (896,416)             (862,277)       524,182               211,587
----------------------- -------------------- --------------------- --------------------- -------------- ---------------------
          13,933,640            1,862,096             5,444,202             1,848,966      4,472,891               488,214
----------------------- -------------------- --------------------- --------------------- -------------- ---------------------
          13,792,482            1,839,999             4,547,786               986,689      4,997,073               699,801
----------------------- -------------------- --------------------- --------------------- -------------- ---------------------
        $ 13,239,349          $ 1,763,493           $ 4,704,737           $ 1,136,150    $ 4,743,416             $ 662,429
======================= ==================== ===================== ===================== ============== =====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                  LMPIT WESTERN     LMPVET CLEARBRIDGE
                                           LMPET CLEARBRIDGE    ASSET CORPORATE    VARIABLE AGGRESSIVE       LMPVET CLEARBRIDGE
                                             SMALL CAP VALUE               BOND                 GROWTH    VARIABLE APPRECIATION
                                                  SUBACCOUNT         SUBACCOUNT             SUBACCOUNT               SUBACCOUNT
                                           -------------------- ------------------ ---------------------- ------------------------
INVESTMENT INCOME:
     Dividends                                          $ --        $ 1,123,274               $ 72,982                $ 457,700
                                           -------------------- ------------------ ---------------------- ------------------------
EXPENSES:
     Mortality and expense risk
        charges                                       73,896            251,187                661,271                  381,878
                                           -------------------- ------------------ ---------------------- ------------------------
        Total expenses                                73,896            251,187                661,271                  381,878
                                           -------------------- ------------------ ---------------------- ------------------------
           Net investment income (loss)              (73,896)           872,087               (588,289)                  75,822
                                           -------------------- ------------------ ---------------------- ------------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
     Realized gain distributions                          --                 --                     --                       --
     Realized gains (losses) on sale of
        investments                                 (315,968)          (523,446)             1,128,301                 (615,787)
                                           -------------------- ------------------ ---------------------- ------------------------
           Net realized gains (losses)              (315,968)          (523,446)             1,128,301                 (615,787)
                                           -------------------- ------------------ ---------------------- ------------------------
     Change in unrealized gains (losses)
        on investments                             1,686,109          1,705,063             10,806,470                3,737,922
                                           -------------------- ------------------ ---------------------- ------------------------
     Net realized and change in
        unrealized gains (losses)
        on investments                             1,370,141          1,181,617             11,934,771                3,122,135
                                           -------------------- ------------------ ---------------------- ------------------------
     Net increase (decrease) in net assets
        resulting from operations                $ 1,296,245        $ 2,053,704           $ 11,346,482              $ 3,197,957
                                           ==================== ================== ====================== ========================

(a) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                      LMPVET CLEARBRIDGE
LMPVET CLEARBRIDGE              VARIABLE    LMPVET CLEARBRIDGE    LMPVET CLEARBRIDGE    LMPVET CLEARBRIDGE    LMPVET INVESTMENT
   VARIABLE EQUITY           FUNDAMENTAL        VARIABLE LARGE        VARIABLE LARGE        VARIABLE SMALL     COUNSEL VARIABLE
    INCOME BUILDER         ALL CAP VALUE            CAP GROWTH             CAP VALUE            CAP GROWTH     SOCIAL AWARENESS
        SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
--------------------- --------------------- --------------------- --------------------- --------------------- --------------------
         $ 381,173             $ 225,250              $ 12,367             $ 487,852                  $ --             $ 86,370
--------------------- --------------------- --------------------- --------------------- --------------------- --------------------
           121,911               158,834               135,210               202,689                77,186               72,254
--------------------- --------------------- --------------------- --------------------- --------------------- --------------------
           121,911               158,834               135,210               202,689                77,186               72,254
--------------------- --------------------- --------------------- --------------------- --------------------- --------------------
           259,262                66,416              (122,843)              285,163               (77,186)              14,116
--------------------- --------------------- --------------------- --------------------- --------------------- --------------------
                --                    --                    --                    --                    --                   --
        (1,138,181)             (949,296)              241,722              (243,147)             (289,988)            (112,540)
--------------------- --------------------- --------------------- --------------------- --------------------- --------------------
        (1,138,181)             (949,296)              241,722              (243,147)             (289,988)            (112,540)
--------------------- --------------------- --------------------- --------------------- --------------------- --------------------
         1,859,865             2,798,919               649,394             1,157,830             1,838,688              766,797
--------------------- --------------------- --------------------- --------------------- --------------------- --------------------
           721,684             1,849,623               891,116               914,683             1,548,700              654,257
--------------------- --------------------- --------------------- --------------------- --------------------- --------------------
         $ 980,946           $ 1,916,039             $ 768,273           $ 1,199,846           $ 1,471,514            $ 668,373
===================== ===================== ===================== ===================== ===================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

                                             LMPVIT WESTERN      LMPVIT WESTERN    LMPVIT WESTERN
                                             ASSET VARIABLE      ASSET VARIABLE    ASSET VARIABLE     MIST AMERICAN
                                                 ADJUSTABLE         DIVERSIFIED       GLOBAL HIGH    FUNDS BALANCED
                                                RATE INCOME    STRATEGIC INCOME        YIELD BOND        ALLOCATION
                                                 SUBACCOUNT          SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                         --------------------- ------------------- ----------------- -----------------
INVESTMENT INCOME:
     Dividends                                     $ 26,872           $ 115,385       $ 1,234,810          $ 19,415
                                         --------------------- ------------------- ----------------- -----------------
EXPENSES:
     Mortality and expense risk
        charges                                      28,722              37,600           150,229            21,484
                                         --------------------- ------------------- ----------------- -----------------
        Total expenses                               28,722              37,600           150,229            21,484
                                         --------------------- ------------------- ----------------- -----------------
           Net investment income (loss)              (1,850)             77,785         1,084,581            (2,069)
                                         --------------------- ------------------- ----------------- -----------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
     Realized gain distributions                         --                  --                --               833
     Realized gains (losses) on sale of
        investments                                  48,217             (46,860)         (216,251)           59,443
                                         --------------------- ------------------- ----------------- -----------------
           Net realized gains (losses)               48,217             (46,860)         (216,251)           60,276
                                         --------------------- ------------------- ----------------- -----------------
     Change in unrealized gains (losses)
        on investments                              138,761             278,619           978,960           104,683
                                         --------------------- ------------------- ----------------- -----------------
     Net realized and change in
        unrealized gains (losses)
        on investments                              186,978             231,759           762,709           164,959
                                         --------------------- ------------------- ----------------- -----------------
     Net increase (decrease) in net assets
        resulting from operations                 $ 185,128           $ 309,544       $ 1,847,290         $ 162,890
                                         ===================== =================== ================= =================

(a) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

MIST AMERICAN     MIST AMERICAN
 FUNDS GROWTH    FUNDS MODERATE MIST BLACKROCK MIST BLACKROCK    MIST CLARION GLOBAL        MIST DREMAN
   ALLOCATION        ALLOCATION     HIGH YIELD LARGE CAP CORE            REAL ESTATE    SMALL CAP VALUE
   SUBACCOUNT        SUBACCOUNT     SUBACCOUNT     SUBACCOUNT             SUBACCOUNT         SUBACCOUNT
---------------- -------------- -------------- ----------------- ---------------------- ------------------
     $ 17,986          $ 18,473      $ 737,803       $ 62,705            $ 1,146,055           $ 10,196
---------------- -------------- -------------- ----------------- ---------------------- ------------------
       20,803            14,371        109,886         57,592                152,653             12,214
---------------- -------------- -------------- ----------------- ---------------------- ------------------
       20,803            14,371        109,886         57,592                152,653             12,214
---------------- -------------- -------------- ----------------- ---------------------- ------------------
       (2,817)            4,102        627,917          5,113                993,402             (2,018)
---------------- -------------- -------------- ----------------- ---------------------- ------------------
           --                --             --             --                     --                 --
       69,512            40,663        254,551       (303,493)            (1,551,895)            33,435
---------------- -------------- -------------- ----------------- ---------------------- ------------------
       69,512            40,663        254,551       (303,493)            (1,551,895)            33,435
---------------- -------------- -------------- ----------------- ---------------------- ------------------
      184,450            54,108        679,228        800,533              2,403,012            199,698
---------------- -------------- -------------- ----------------- ---------------------- ------------------
      253,962            94,771        933,779        497,040                851,117            233,133
---------------- -------------- -------------- ----------------- ---------------------- ------------------
    $ 251,145          $ 98,873    $ 1,561,696      $ 502,153            $ 1,844,519          $ 231,115
================ ============== ============== ================= ====================== ==================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

                                               MIST HARRIS    MIST INVESCO
                                                   OAKMARK       SMALL CAP                        MIST LAZARD
                                             INTERNATIONAL          GROWTH    MIST JANUS FORTY        MID CAP
                                                SUBACCOUNT      SUBACCOUNT          SUBACCOUNT     SUBACCOUNT
                                         -------------------- --------------- ------------------- --------------
INVESTMENT INCOME:
     Dividends                                   $ 721,310            $ --         $ 1,763,171      $ 129,505
                                         -------------------- --------------- ------------------- --------------
EXPENSES:
     Mortality and expense risk
        charges                                    368,305          19,854           1,143,717        143,017
                                         -------------------- --------------- ------------------- --------------
        Total expenses                             368,305          19,854           1,143,717        143,017
                                         -------------------- --------------- ------------------- --------------
           Net investment income (loss)            353,005         (19,854)            619,454        (13,512)
                                         -------------------- --------------- ------------------- --------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
     Realized gain distributions                        --              --                  --             --
     Realized gains (losses) on sale of
        investments                             (2,136,959)        (47,581)         (3,724,476)      (200,269)
                                         -------------------- --------------- ------------------- --------------
           Net realized gains (losses)          (2,136,959)        (47,581)         (3,724,476)      (200,269)
                                         -------------------- --------------- ------------------- --------------
     Change in unrealized gains (losses)
        on investments                           6,495,294         537,269          10,354,024      2,489,209
                                         -------------------- --------------- ------------------- --------------
     Net realized and change in
        unrealized gains (losses)
        on investments                           4,358,335         489,688           6,629,548      2,288,940
                                         -------------------- --------------- ------------------- --------------
     Net increase (decrease) in net assets
        resulting from operations              $ 4,711,340       $ 469,834         $ 7,249,002    $ 2,275,428
                                         ==================== =============== =================== ==============

(a) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

MIST LEGG MASON
    CLEARBRIDGE
     AGGRESSIVE    MIST LEGG MASON    MIST LORD ABBETT  MIST LORD ABBETT    MIST LORD ABBETT    MIST MFS EMERGING
         GROWTH       VALUE EQUITY      BOND DEBENTURE GROWTH AND INCOME       MID CAP VALUE       MARKETS EQUITY
     SUBACCOUNT         SUBACCOUNT          SUBACCOUNT        SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
------------------ ------------------ ---------------- -------------------- ------------------- -----------------
           $ --            $ 4,858           $ 448,688         $ 544,497            $ 58,177             $ 14,402
------------------ ------------------ ---------------- -------------------- ------------------- -----------------
          1,869              2,451              79,041           577,111             106,118               13,555
------------------ ------------------ ---------------- -------------------- ------------------- -----------------
          1,869              2,451              79,041           577,111             106,118               13,555
------------------ ------------------ ---------------- -------------------- ------------------- -----------------
         (1,869)             2,407             369,647           (32,614)            (47,941)                 847
------------------ ------------------ ---------------- -------------------- ------------------- -----------------
             --                 --                  --                --                  --                   --
          1,511             20,590             281,914        (4,150,476)           (755,480)              88,282
------------------ ------------------ ---------------- -------------------- ------------------- -----------------
          1,511             20,590             281,914        (4,150,476)           (755,480)              88,282
------------------ ------------------ ---------------- -------------------- ------------------- -----------------
         27,817             (5,628)            188,057        11,474,870           2,881,971              188,877
------------------ ------------------ ---------------- -------------------- ------------------- -----------------
         29,328             14,962             469,971         7,324,394           2,126,491              277,159
------------------ ------------------ ---------------- -------------------- ------------------- -----------------
       $ 27,459           $ 17,369           $ 839,618       $ 7,291,780         $ 2,078,550            $ 278,006
================== ================== ================ ==================== =================== =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                                                   MIST PIMCO
                                                         MIST MFS     MIST OPPENHEIMER    INFLATION PROTECTED   MIST PIMCO
                                           RESEARCH INTERNATIONAL CAPITAL APPRECIATION                   BOND TOTAL RETURN
                                                       SUBACCOUNT           SUBACCOUNT             SUBACCOUNT   SUBACCOUNT
                                           ---------------------- ----------------------- ------------------- ------------
INVESTMENT INCOME:
     Dividends                                           $ 13,097              $ 2,437              $ 180,015  $ 2,491,099
                                           ---------------------- ----------------------- ------------------- ------------
EXPENSES:
     Mortality and expense risk
        charges                                             8,099                3,118                 74,915      725,643
                                           ---------------------- ----------------------- ------------------- ------------
        Total expenses                                      8,099                3,118                 74,915      725,643
                                           ---------------------- ----------------------- ------------------- ------------
           Net investment income (loss)                     4,998                 (681)               105,100    1,765,456
                                           ---------------------- ----------------------- ------------------- ------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
     Realized gain distributions                               --                   --                188,256      375,810
     Realized gains (losses) on sale of
        investments                                        24,441               19,946                166,077    2,025,104
                                           ---------------------- ----------------------- ------------------- ------------
           Net realized gains (losses)                     24,441               19,946                354,333    2,400,914
                                           ---------------------- ----------------------- ------------------- ------------
     Change in unrealized gains (losses)
        on investments                                     47,676               11,415                 61,799      567,723
                                           ---------------------- ----------------------- ------------------- ------------
     Net realized and change in
        unrealized gains (losses)
        on investments                                     72,117               31,361                416,132    2,968,637
                                           ---------------------- ----------------------- ------------------- ------------
     Net increase (decrease) in net assets
        resulting from operations                        $ 77,115             $ 30,680              $ 521,232  $ 4,734,093
                                           ====================== ======================= =================== ============

(a) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                         MIST PIONEER MIST THIRD AVENUE    MIST VAN KAMPEN MSF BARCLAYS CAPITAL     MSF BLACKROCK
MIST PIONEER FUND    STRATEGIC INCOME   SMALL CAP VALUE           COMSTOCK AGGREGATE BOND INDEX AGGRESSIVE GROWTH
       SUBACCOUNT          SUBACCOUNT        SUBACCOUNT         SUBACCOUNT           SUBACCOUNT        SUBACCOUNT
-------------------- ---------------- -------------------- --------------- -------------------- --------------------
         $ 12,769           $ 951,903         $ 349,137          $ 109,274            $ 422,594              $ --
-------------------- ---------------- -------------------- --------------- -------------------- --------------------
           16,227             209,492           314,388             84,121              134,859           244,087
-------------------- ---------------- -------------------- --------------- -------------------- --------------------
           16,227             209,492           314,388             84,121              134,859           244,087
-------------------- ---------------- -------------------- --------------- -------------------- --------------------
           (3,458)            742,411            34,749             25,153              287,735          (244,087)
-------------------- ---------------- -------------------- --------------- -------------------- --------------------
               --                  --                --                 --                   --                --
          (18,363)            619,776        (1,780,650)           355,763              127,474           (74,472)
-------------------- ---------------- -------------------- --------------- -------------------- --------------------
          (18,363)            619,776        (1,780,650)           355,763              127,474           (74,472)
-------------------- ---------------- -------------------- --------------- -------------------- --------------------
          221,164             610,654         6,631,035            526,405              134,678         2,982,969
-------------------- ---------------- -------------------- --------------- -------------------- --------------------
          202,801           1,230,430         4,850,385            882,168              262,152         2,908,497
-------------------- ---------------- -------------------- --------------- -------------------- --------------------
        $ 199,343         $ 1,972,841       $ 4,885,134          $ 907,321            $ 549,887       $ 2,664,410
==================== ================ ==================== =============== ==================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                                               MSF BLACKROCK
                                             MSF BLACKROCK MSF BLACKROCK   MSF BLACKROCK    LEGACY LARGE CAP
                                               BOND INCOME   DIVERSIFIED LARGE CAP VALUE              GROWTH
                                                SUBACCOUNT    SUBACCOUNT      SUBACCOUNT          SUBACCOUNT
                                         ----------------- ------------- ------------------ -------------------
INVESTMENT INCOME:
     Dividends                                   $ 675,722      $ 22,966         $ 4,255           $ 132,273
                                         ----------------- ------------- ------------------ -------------------
EXPENSES:
     Mortality and expense risk
        charges                                    199,573        11,150           5,286             637,168
                                         ----------------- ------------- ------------------ -------------------
        Total expenses                             199,573        11,150           5,286             637,168
                                         ----------------- ------------- ------------------ -------------------
           Net investment income (loss)            476,149        11,816          (1,031)           (504,895)
                                         ----------------- ------------- ------------------ -------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
     Realized gain distributions                        --            --              --                  --
     Realized gains (losses) on sale of
        investments                                160,277        39,512           7,884           3,840,712
                                         ----------------- ------------- ------------------ -------------------
           Net realized gains (losses)             160,277        39,512           7,884           3,840,712
                                         ----------------- ------------- ------------------ -------------------
     Change in unrealized gains (losses)
        on investments                             594,901        43,247          35,514           5,547,019
                                         ----------------- ------------- ------------------ -------------------
     Net realized and change in
        unrealized gains (losses)
        on investments                             755,178        82,759          43,398           9,387,731
                                         ----------------- ------------- ------------------ -------------------
     Net increase (decrease) in net assets
        resulting from operations              $ 1,231,327      $ 94,575        $ 42,367         $ 8,882,836
                                         ================= ============= ================== ===================

(a) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                                                        MSF METLIFE     MSF METLIFE
 MSF BLACKROCK    MSF DAVIS VENTURE           MSF FI    MSF JENNISON     AGGRESSIVE    CONSERVATIVE
  MONEY MARKET                VALUE    VALUE LEADERS          GROWTH     ALLOCATION      ALLOCATION
SUBACCOUNT (a)           SUBACCOUNT       SUBACCOUNT      SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
----------------- -------------------- ---------------- --------------- -------------- ------------
          $ --            $ 161,682        $ 309,095        $ 13,267      $ 161,523       $ 352,086
----------------- -------------------- ---------------- --------------- -------------- ------------
     1,078,277              185,515          225,483          38,725        177,754         109,957
----------------- -------------------- ---------------- --------------- -------------- ------------
     1,078,277              185,515          225,483          38,725        177,754         109,957
----------------- -------------------- ---------------- --------------- -------------- ------------
    (1,078,277)             (23,833)          83,612         (25,458)       (16,231)        242,129
----------------- -------------------- ---------------- --------------- -------------- ------------
            --                   --               --              --             --              --
            --             (792,823)      (2,240,955)         44,812       (446,672)        208,374
----------------- -------------------- ---------------- --------------- -------------- ------------
            --             (792,823)      (2,240,955)         44,812       (446,672)        208,374
----------------- -------------------- ---------------- --------------- -------------- ------------
            --            2,339,594        4,490,467         292,176      2,688,051         373,996
----------------- -------------------- ---------------- --------------- -------------- ------------
            --            1,546,771        2,249,512         336,988      2,241,379         582,370
----------------- -------------------- ---------------- --------------- -------------- ------------
  $ (1,078,277)         $ 1,522,938      $ 2,333,124       $ 311,530    $ 2,225,148       $ 824,499
================= ==================== ================ =============== ============== ============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

                                                   MSF METLIFE                                  MSF METLIFE
                                               CONSERVATIVE TO         MSF METLIFE              MODERATE TO    MSF METLIFE
                                           MODERATE ALLOCATION MODERATE ALLOCATION    AGGRESSIVE ALLOCATION    STOCK INDEX
                                                    SUBACCOUNT          SUBACCOUNT               SUBACCOUNT     SUBACCOUNT
                                           ------------------- ---------------------- ------------------------ -----------
INVESTMENT INCOME:
     Dividends                                       $ 403,291         $ 1,287,707                $ 878,000      $ 572,464
                                           ------------------- ---------------------- ------------------------ -----------
EXPENSES:
     Mortality and expense risk
        charges                                        131,937             566,716                  459,398        522,453
                                           ------------------- ---------------------- ------------------------ -----------
        Total expenses                                 131,937             566,716                  459,398        522,453
                                           ------------------- ---------------------- ------------------------ -----------
           Net investment income (loss)                271,354             720,991                  418,602         50,011
                                           ------------------- ---------------------- ------------------------ -----------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
     Realized gain distributions                            --                  --                       --             --
     Realized gains (losses) on sale of
        investments                                     95,146             (90,217)                (808,378)     2,465,692
                                           ------------------- ---------------------- ------------------------ -----------
           Net realized gains (losses)                  95,146             (90,217)                (808,378)     2,465,692
                                           ------------------- ---------------------- ------------------------ -----------
     Change in unrealized gains (losses)
        on investments                                 839,364           5,334,539                5,952,095      2,449,117
                                           ------------------- ---------------------- ------------------------ -----------
     Net realized and change in
        unrealized gains (losses)
        on investments                                 934,510           5,244,322                5,143,717      4,914,809
                                           ------------------- ---------------------- ------------------------ -----------
     Net increase (decrease) in net assets
        resulting from operations                  $ 1,205,864         $ 5,965,313              $ 5,562,319    $ 4,964,820
                                           =================== ====================== ======================== ===========

(a) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

     MSF MFS                     MSF MORGAN STANLEY    MSF OPPENHEIMER MSF RUSSELL 2000    MSF T. ROWE PRICE
TOTAL RETURN    MSF MFS VALUE            EAFE INDEX      GLOBAL EQUITY            INDEX     LARGE CAP GROWTH
  SUBACCOUNT       SUBACCOUNT            SUBACCOUNT         SUBACCOUNT       SUBACCOUNT           SUBACCOUNT
--------------- ---------------- --------------------- --------------- ------------------- --------------------
 $ 2,056,328        $ 239,838             $ 200,878            $ 9,184        $ 100,392              $ 7,417
--------------- ---------------- --------------------- --------------- ------------------- --------------------
     797,461          181,479                82,656              6,479          109,012              121,075
--------------- ---------------- --------------------- --------------- ------------------- --------------------
     797,461          181,479                82,656              6,479          109,012              121,075
--------------- ---------------- --------------------- --------------- ------------------- --------------------
   1,258,867           58,359               118,222              2,705           (8,620)            (113,658)
--------------- ---------------- --------------------- --------------- ------------------- --------------------
          --               --                    --                 --               --                   --
  (2,417,160)        (581,883)             (939,981)            20,355         (543,280)             (68,939)
--------------- ---------------- --------------------- --------------- ------------------- --------------------
  (2,417,160)        (581,883)             (939,981)            20,355         (543,280)             (68,939)
--------------- ---------------- --------------------- --------------- ------------------- --------------------
   6,739,001        2,120,784             1,204,977             79,492        2,572,017            1,717,271
--------------- ---------------- --------------------- --------------- ------------------- --------------------
   4,321,841        1,538,901               264,996             99,847        2,028,737            1,648,332
--------------- ---------------- --------------------- --------------- ------------------- --------------------
 $ 5,580,708      $ 1,597,260             $ 383,218          $ 102,552      $ 2,020,117          $ 1,534,674
=============== ================ ===================== =============== =================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                               MSF WESTERN ASSET
                                                          MSF T. ROWE PRICE      MANAGEMENT U.S. TEMPLETON GROWTH
                                                           SMALL CAP GROWTH           GOVERNMENT             FUND
                                                                 SUBACCOUNT           SUBACCOUNT       SUBACCOUNT
                                                          -------------------- ----------------- -------------------
INVESTMENT INCOME:
     Dividends                                                         $ --            $ 664,106        $ 787,552
                                                          -------------------- ----------------- -------------------
EXPENSES:
     Mortality and expense risk charges                             326,275              241,099          614,644
                                                          -------------------- ----------------- -------------------
        Total expenses                                              326,275              241,099          614,644
                                                          -------------------- ----------------- -------------------
           Net investment income (loss)                            (326,275)             423,007          172,908
                                                          -------------------- ----------------- -------------------
NET REALIZED AND CHANGE IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                                         --               70,011               --
     Realized gains (losses) on sale of investments                  39,618              132,499       (3,094,968)
                                                          -------------------- ----------------- -------------------
           Net realized gains (losses)                               39,618              202,510       (3,094,968)
                                                          -------------------- ----------------- -------------------
     Change in unrealized gains (losses) on investments           8,620,759              549,452        5,527,059
                                                          -------------------- ----------------- -------------------
     Net realized and change in unrealized gains (losses)
        on investments                                            8,660,377              751,962        2,432,091
                                                          -------------------- ----------------- -------------------
     Net increase (decrease) in net assets resulting
        from operations                                         $ 8,334,102          $ 1,174,969      $ 2,604,999
                                                          ==================== ================= ===================

(a) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                     AMERICAN FUNDS GLOBAL GROWTH    AMERICAN FUNDS GROWTH          AMERICAN FUNDS GROWTH-INCOME
                                                       SUBACCOUNT               SUBACCOUNT                            SUBACCOUNT
                                   --------------------------------- -------------------------------- -----------------------------
                                             2010            2009           2010      2009                  2010            2009
                                   ----------------- --------------- -------------- ----------------- ------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $   115,940    $     99,225   $   (224,319)   $     (222,111)   $   100,789    $    151,158
  Net realized gains (losses)            (499,720)     (1,401,842)    (2,251,791)       (2,896,449)    (1,389,040)     (1,678,530)
  Change in unrealized gains
     (losses) on investments            3,764,933      12,870,101     11,220,286        19,481,791      4,061,265       9,255,164
                                   ----------------- --------------- -------------- ----------------- ------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations                  3,381,153      11,567,484      8,744,176        16,363,231      2,773,014       7,727,792
                                   ----------------- --------------- -------------- ----------------- ------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners               5,614,868       7,000,350      8,846,704        10,973,445      4,500,768       6,109,186
  Net transfers (including fixed
     account)                             105,908         202,788     (1,269,913)          610,528       (395,753)       (388,363)
  Contract charges                         (1,475)         (2,379)        (1,550)           (2,808)        (1,326)         (1,471)
  Transfers for contract benefits
     and terminations                 (11,361,405)     (8,255,908)   (17,194,890)      (11,449,183)    (9,663,985)     (6,610,533)
                                   ----------------- --------------- -------------- ----------------- ------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions      (5,642,104)     (1,055,149)    (9,619,649)          131,982     (5,560,296)       (891,181)
                                   ----------------- --------------- -------------- ----------------- ------------- ---------------
     Net increase (decrease)
       in net assets                   (2,260,951)     10,512,335       (875,473)       16,495,213     (2,787,282)      6,836,611
NET ASSETS:
  Beginning of year                    38,614,343      28,102,008     58,200,193        41,704,980     32,699,726      25,863,115
                                   ----------------- --------------- -------------- ----------------- ------------- ---------------
  End of year                         $36,353,392    $ 38,614,343    $57,324,720    $   58,200,193    $29,912,444    $ 32,699,726
                                   ================= =============== ============== ================= ============= ===============

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                                                FTVIPT FRANKLIN SMALL-MID CAP     FTVIPT TEMPLETON DEVELOPING
     FIDELITY VIP CONTRAFUND            FIDELITY VIP MID CAP                GROWTH SECURITIES              MARKETS SECURITIES
                  SUBACCOUNT                      SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT
------------------------------- ------------------------------- -------------------------------- -------------------------------
        2010            2009            2010            2009           2010              2009            2010            2009
--------------- --------------- --------------- --------------- -------------- ----------------- --------------- ---------------
   $ (65,771)        $ 3,762      $ (553,133)     $ (340,429)     $ (76,506)        $ (63,679)      $ 156,951       $ 750,306
  (2,676,312)     (3,569,913)       (141,158)     (3,069,463)       (22,097)         (511,688)       (896,416)     (2,927,689)
   8,203,769      14,795,547      13,933,640      19,757,045      1,862,096         2,773,192       5,444,202      16,849,930
--------------- --------------- --------------- --------------- -------------- ----------------- --------------- ---------------
   5,461,686      11,229,396      13,239,349      16,347,153      1,763,493         2,197,825       4,704,737      14,672,547
--------------- --------------- --------------- --------------- -------------- ----------------- --------------- ---------------
   6,059,287       7,456,970       7,390,640       9,397,514      1,116,985         1,374,320       4,861,863       5,627,109
    (461,151)       (915,969)      2,110,064      (1,218,705)        55,592            66,378         (79,304)      2,242,662
      (1,034)         (1,810)         (2,476)         (3,586)          (253)             (325)         (1,131)         (1,407)
 (12,952,137)     (9,326,205)    (18,234,255)    (14,262,257)    (2,037,174)       (1,495,112)    (10,814,189)     (6,973,459)
--------------- --------------- --------------- --------------- -------------- ----------------- --------------- ---------------
  (7,355,035)     (2,787,014)     (8,736,027)     (6,087,034)      (864,850)          (54,739)     (6,032,761)        894,905
--------------- --------------- --------------- --------------- -------------- ----------------- --------------- ---------------
  (1,893,349)      8,442,382       4,503,322      10,260,119        898,643         2,143,086      (1,328,024)     15,567,452
  41,978,774      33,536,392      55,556,635      45,296,516      7,436,166         5,293,080      36,053,515      20,486,063
--------------- --------------- --------------- --------------- -------------- ----------------- --------------- ---------------
$ 40,085,425    $ 41,978,774    $ 60,059,957    $ 55,556,635    $ 8,334,809       $ 7,436,166    $ 34,725,491    $ 36,053,515
=============== =============== =============== =============== ============== ================= =============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                         FTVIPT TEMPLETON FOREIGN
                                                       SECURITIES         JANUS ASPEN ENTERPRISE    JANUS ASPEN GLOBAL TECHNOLOGY
                                                       SUBACCOUNT           PORTFOLIO SUBACCOUNT                       SUBACCOUNT
                                   ------------------------------- ------------------------------- ------------------------------
                                             2010            2009        2010                2009       2010                2009
                                   ----------------- ------------- ----------- ------------------- ------------ -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $   149,461    $    401,551  $  (253,657)       $   (228,332)  $  (37,372)        $ (31,997)
  Net realized gains (losses)            (862,277)       (815,450)     524,182            (559,935)     211,587           (44,312)
  Change in unrealized gains
     (losses) on investments            1,848,966       6,315,585    4,472,891           7,856,980      488,214         1,267,533
                                   ----------------- ------------- ----------- ------------------- ------------ -----------------
     Net increase (decrease)
       in net assets resulting
       from operations                  1,136,150       5,901,686    4,743,416           7,068,713      662,429         1,191,224
                                   ----------------- ------------- ----------- ------------------- ------------ -----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners               2,848,211       3,585,933    2,813,491           3,548,672      516,800           538,733
  Net transfers (including fixed
     account)                             158,371        (290,058)    (124,623)           (706,855)    (561,909)            8,632
  Contract charges                           (270)           (393)      (1,709)             (1,960)        (537)             (561)
  Transfers for contract benefits
     and terminations                  (6,592,754)     (4,961,352)  (5,613,999)         (4,836,735)    (528,985)         (428,123)
                                   ----------------- ------------- ----------- ------------------- ------------ -----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions      (3,586,442)     (1,665,870)  (2,926,840)         (1,996,878)    (574,631)          118,681
                                   ----------------- ------------- ----------- ------------------- ------------ -----------------
     Net increase (decrease)
       in net assets                   (2,450,292)      4,235,816    1,816,576           5,071,835       87,798         1,309,905
NET ASSETS:
  Beginning of year                    21,707,752      17,471,936   22,321,664          17,249,829    3,365,797         2,055,892
                                   ----------------- ------------- ----------- ------------------- ------------ -----------------
  End of year                         $19,257,460    $ 21,707,752  $24,138,240        $ 22,321,664   $3,453,595       $ 3,365,797
                                   ================= ============= =========== =================== ============ =================

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

         LMPET CLEARBRIDGE             LMPIT WESTERN ASSET              LMPVET CLEARBRIDGE              LMPVET CLEARBRIDGE
           SMALL CAP VALUE                  CORPORATE BOND      VARIABLE AGGRESSIVE GROWTH           VARIABLE APPRECIATION
                SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
----------------------------- ------------------------------- ------------------------------- -------------------------------
       2010           2009            2010            2009            2010            2009            2010            2009
-------------- -------------- --------------- --------------- --------------- --------------- --------------- ---------------
  $ (73,896)     $ (68,548)      $ 872,087     $ 1,083,353      $ (588,289)     $ (658,283)       $ 75,822       $ 273,648
   (315,968)    (1,240,163)       (523,446)     (1,092,852)      1,128,301      (2,459,628)       (615,787)     (2,624,777)
  1,686,109      2,966,318       1,705,063       5,642,139      10,806,470      18,396,427       3,737,922       8,347,424
-------------- -------------- --------------- --------------- --------------- --------------- --------------- ---------------
  1,296,245      1,657,607       2,053,704       5,632,640      11,346,482      15,278,516       3,197,957       5,996,295
-------------- -------------- --------------- --------------- --------------- --------------- --------------- ---------------
    956,565      1,250,790       2,211,651       2,854,625       5,697,251       7,750,504       3,066,744       4,142,644
     17,629       (225,686)       (200,674)        125,174      (1,109,002)     (2,549,794)     (1,333,220)     (1,873,882)
         --             --            (627)           (856)           (905)         (1,171)         (1,808)         (2,461)
 (2,358,678)    (1,767,503)     (6,869,947)     (5,357,270)    (17,426,084)    (15,539,050)     (9,835,148)     (9,386,235)
-------------- -------------- --------------- --------------- --------------- --------------- --------------- ---------------
 (1,384,484)      (742,399)     (4,859,597)     (2,378,327)    (12,838,740)    (10,339,511)     (8,103,432)     (7,119,934)
-------------- -------------- --------------- --------------- --------------- --------------- --------------- ---------------
    (88,239)       915,208      (2,805,893)      3,254,313      (1,492,258)      4,939,005      (4,905,475)     (1,123,639)
  6,645,666      5,730,458      21,818,222      18,563,909      58,371,031      53,432,026      35,152,752      36,276,391
-------------- -------------- --------------- --------------- --------------- --------------- --------------- ---------------
$ 6,557,427    $ 6,645,666    $ 19,012,329    $ 21,818,222    $ 56,878,773    $ 58,371,031    $ 30,247,277    $ 35,152,752
============== ============== =============== =============== =============== =============== =============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                               LMPVET CLEARBRIDGE     LMPVET CLEARBRIDGE VARIABLE    LMPVET CLEARBRIDGE VARIABLE
                                   VARIABLE EQUITY INCOME BUILDER       FUNDAMENTAL ALL CAP VALUE               LARGE CAP GROWTH
                                                       SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
                                   --------------------------------- ------------------------------- ------------------------------
                                            2010             2009          2010              2009          2010             2009
                                   ---------------- ---------------- ------------- ----------------- ------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $   259,262      $   216,218    $    66,416    $       16,664    $ (122,843)      $ (118,535)
  Net realized gains (losses)         (1,138,181)      (2,104,493)      (949,296)       (2,291,614)      241,722         (655,527)
  Change in unrealized gains
     (losses) on investments           1,859,865        3,931,721      2,798,919         5,666,343       649,394        5,026,430
                                   ---------------- ---------------- ------------- ----------------- ------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations                   980,946        2,043,446      1,916,039         3,391,393       768,273        4,252,368
                                   ---------------- ---------------- ------------- ----------------- ------------- ----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners              1,157,848        1,421,764      1,568,601         1,984,961     1,319,758        1,890,243
  Net transfers (including fixed
     account)                           (262,936)        (270,161)      (327,138)         (553,800)     (411,582)        (102,666)
  Contract charges                          (269)            (361)          (649)             (833)         (235)            (434)
  Transfers for contract benefits
     and terminations                 (2,673,989)      (3,528,487)    (3,624,905)       (4,227,526)   (4,071,080)      (5,015,062)
                                   ---------------- ---------------- ------------- ----------------- ------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions     (1,779,346)      (2,377,245)    (2,384,091)       (2,797,198)   (3,163,139)      (3,227,919)
                                   ---------------- ---------------- ------------- ----------------- ------------- ----------------
     Net increase (decrease)
       in net assets                    (798,400)        (333,799)      (468,052)          594,195    (2,394,866)       1,024,449
NET ASSETS:
  Beginning of year                   10,668,962       11,002,761     14,750,377        14,156,182    13,110,870       12,086,421
                                   ---------------- ---------------- ------------- ----------------- ------------- ----------------
  End of year                        $ 9,870,562     $ 10,668,962    $14,282,325    $   14,750,377   $10,716,004     $ 13,110,870
                                   ================ ================ ============= ================= ============= ================

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

 LMPVET CLEARBRIDGE VARIABLE    LMPVET CLEARBRIDGE VARIABLE     LMPVET INVESTMENT COUNSEL    LMPVIT WESTERN ASSET VARIABLE
             LARGE CAP VALUE               SMALL CAP GROWTH     VARIABLE SOCIAL AWARENESS           ADJUSTABLE RATE INCOME
                  SUBACCOUNT                     SUBACCOUNT                    SUBACCOUNT            SUBACCOUNT
------------------------------- ------------------------------ ----------------------------- ------------------ -------------
        2010            2009           2010            2009           2010           2009           2010              2009
--------------- --------------- -------------- --------------- -------------- -------------- -------------- -----------------
   $ 285,163       $ 115,064      $ (77,186)      $ (70,385)      $ 14,116       $ 27,795       $ (1,850)         $ 22,884
    (243,147)     (1,243,086)      (289,988)       (656,070)      (112,540)      (475,712)        48,217          (176,224)
   1,157,830       4,778,095      1,838,688       2,941,118        766,797      1,733,035        138,761           373,220
--------------- --------------- -------------- --------------- -------------- -------------- -------------- -----------------
   1,199,846       3,650,073      1,471,514       2,214,663        668,373      1,285,118        185,128           219,880
--------------- --------------- -------------- --------------- -------------- -------------- -------------- -----------------
   1,655,153       2,221,620        950,673       1,224,230        501,438        704,185        366,287           226,074
    (468,285)       (951,146)      (195,316)        (40,451)       (35,798)      (234,642)       768,279           900,955
        (734)         (1,446)          (114)           (185)          (153)          (184)           (55)              (61)
  (5,079,665)     (5,518,928)    (2,089,674)     (1,501,552)    (1,734,143)    (1,506,624)      (924,252)         (351,049)
--------------- --------------- -------------- --------------- -------------- -------------- -------------- -----------------
  (3,893,531)     (4,249,900)    (1,334,431)       (317,958)    (1,268,656)    (1,037,265)       210,259           775,919
--------------- --------------- -------------- --------------- -------------- -------------- -------------- -----------------
  (2,693,685)       (599,827)       137,083       1,896,705       (600,283)       247,853        395,387           995,799
  18,710,616      19,310,443      7,404,134       5,507,429      7,321,280      7,073,427      2,202,849         1,207,050
--------------- --------------- -------------- --------------- -------------- -------------- -------------- -----------------
$ 16,016,931    $ 18,710,616    $ 7,541,217     $ 7,404,134    $ 6,720,997    $ 7,321,280    $ 2,598,236       $ 2,202,849
=============== =============== ============== =============== ============== ============== ============== =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                   LMPVIT WESTERN ASSET VARIABLE    LMPVIT WESTERN ASSET VARIABLE   MIST AMERICAN FUNDS BALANCED
                                    DIVERSIFIED STRATEGIC INCOME           GLOBAL HIGH YIELD BOND                     ALLOCATION
                                                      SUBACCOUNT                       SUBACCOUNT                     SUBACCOUNT
                                   -------------------------------- ------------------------------- -----------------------------
                                            2010            2009          2010              2009         2010             2009
                                   ---------------- --------------- ------------- ----------------- ------------ ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $   77,785    $    123,812    $ 1,084,581       $ 1,184,566     $ (2,069)       $ (12,389)
  Net realized gains (losses)            (46,860)       (137,523)      (216,251)       (1,020,009)      60,276            6,802
  Change in unrealized gains
     (losses) on investments             278,619         543,125        978,960         5,112,803      104,683          293,054
                                   ---------------- --------------- ------------- ----------------- ------------ ----------------
     Net increase (decrease)
       in net assets resulting
       from operations                   309,544         529,414      1,847,290         5,277,360      162,890          287,467
                                   ---------------- --------------- ------------- ----------------- ------------ ----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                372,342         435,251      1,538,673         1,808,769      555,867          443,896
  Net transfers (including fixed
     account)                            276,245         (20,025)       407,528           542,529      406,227          685,020
  Contract charges                            --              --           (433)             (623)        (229)             (47)
  Transfers for contract benefits
     and terminations                 (1,021,494)       (883,698)    (4,010,793)       (3,206,305)    (798,849)         (44,190)
                                   ---------------- --------------- ------------- ----------------- ------------ ----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions       (372,907)       (468,472)    (2,065,025)         (855,630)     163,016        1,084,679
                                   ---------------- --------------- ------------- ----------------- ------------ ----------------
     Net increase (decrease)
       in net assets                     (63,363)         60,942       (217,735)        4,421,730      325,906        1,372,146
NET ASSETS:
  Beginning of year                    3,191,203       3,130,261     14,726,852        10,305,122    1,715,696          343,550
                                   ---------------- --------------- ------------- ----------------- ------------ ----------------
  End of year                      $   3,127,840    $  3,191,203    $14,509,117    $   14,726,852   $2,041,602      $ 1,715,696
                                   ================ =============== ============= ================= ============ ================

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

  MIST AMERICAN FUNDS GROWTH                   MIST AMERICAN
                  ALLOCATION       FUNDS MODERATE ALLOCATION       MIST BLACKROCK HIGH YIELD    MIST BLACKROCK LARGE CAP CORE
                  SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT                       SUBACCOUNT
------------------------------- ------------------------------ ------------------------------- --------------------------------
       2010             2009           2010            2009            2010            2009           2010              2009
-------------- ---------------- -------------- --------------- --------------- --------------- -------------- -----------------
   $ (2,817)       $ (10,647)       $ 4,102        $ (7,093)      $ 627,917       $ 399,128        $ 5,113          $ 11,484
     69,512           28,670         40,663          12,019         254,551        (255,664)      (303,493)         (811,778)
    184,450          362,386         54,108         140,285         679,228       3,230,984        800,533         1,609,284
-------------- ---------------- -------------- --------------- --------------- --------------- -------------- -----------------
    251,145          380,409         98,873         145,211       1,561,696       3,374,448        502,153           808,990
-------------- ---------------- -------------- --------------- --------------- --------------- -------------- -----------------
    755,507          485,901        529,258         462,952       1,531,772       1,586,995        840,999           985,441
     82,584          650,318        (22,323)        370,199         834,808       1,458,831        112,592          (188,295)
       (157)             (44)          (387)           (128)           (378)           (490)          (221)             (308)
   (404,602)        (156,736)      (278,026)       (107,405)     (3,452,212)     (2,090,896)    (1,426,355)       (1,199,784)
-------------- ---------------- -------------- --------------- --------------- --------------- -------------- -----------------
    433,332          979,439        228,522         725,618      (1,086,010)        954,440       (472,985)         (402,946)
-------------- ---------------- -------------- --------------- --------------- --------------- -------------- -----------------
    684,477        1,359,848        327,395         870,829         475,686       4,328,888         29,168           406,044
  1,760,122          400,274      1,074,590         203,761      11,099,626       6,770,738      5,001,122         4,595,078
-------------- ---------------- -------------- --------------- --------------- --------------- -------------- -----------------
$ 2,444,599      $ 1,760,122    $ 1,401,985     $ 1,074,590    $ 11,575,312    $ 11,099,626    $ 5,030,290       $ 5,001,122
============== ================ ============== =============== =============== =============== ============== =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                   MIST CLARION GLOBAL REAL ESTATE  MIST DREMAN SMALL CAP VALUE MIST HARRIS OAKMARK INTERNATIONAL
                                                        SUBACCOUNT                   SUBACCOUNT                        SUBACCOUNT
                                   ------------------------------- ----------------------------- --------------------------------
                                             2010            2009       2010             2009           2010                2009
                                   ---------------- -------------- ------------ ---------------- -------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $   993,402     $   278,114  $   (2,018)    $       (884)   $   353,005         $ 2,094,326
  Net realized gains (losses)          (1,551,895)     (2,533,934)     33,435         (158,817)    (2,136,959)         (4,021,196)
  Change in unrealized gains
     (losses) on investments            2,403,012       6,002,451     199,698          434,548      6,495,294          15,041,131
                                   ---------------- -------------- ------------ ---------------- -------------- -----------------
     Net increase (decrease)
       in net assets resulting
       from operations                  1,844,519       3,746,631     231,115          274,847      4,711,340          13,114,261
                                   ---------------- -------------- ------------ ---------------- -------------- -----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners               2,187,473       2,887,546     194,368          232,730      4,164,695           4,915,579
  Net transfers (including fixed
     account)                             213,299          42,498     153,745          (10,735)       316,545             (11,845)
  Contract charges                           (522)           (694)        (14)             (46)        (1,545)             (1,955)
  Transfers for contract benefits
     and terminations                  (4,159,378)     (3,277,065)   (423,727)        (343,754)   (10,512,012)         (8,047,925)
                                   ---------------- -------------- ------------ ---------------- -------------- -----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions      (1,759,128)       (347,715)    (75,628)        (121,805)    (6,032,317)         (3,146,146)
                                   ---------------- -------------- ------------ ---------------- -------------- -----------------
     Net increase (decrease)
       in net assets                       85,391       3,398,916     155,487          153,042     (1,320,977)          9,968,115
NET ASSETS:
  Beginning of year                    14,572,699      11,173,783   1,286,771        1,133,729     36,052,702          26,084,587
                                   ---------------- -------------- ------------ ---------------- -------------- -----------------
  End of year                        $ 14,658,090   $  14,572,699  $1,442,258    $   1,286,771    $34,731,725        $ 36,052,702
                                  ================= ============== ============ ================ ============== =================

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                                                                                  MIST LEGG MASON CLEARBRIDGE
MIST INVESCO SMALL CAP GROWTH                 MIST JANUS FORTY             MIST LAZARD MID CAP              AGGRESSIVE GROWTH
                   SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
-------------------------------- -------------------------------- ------------------------------- ------------------------------
       2010              2009            2010             2009            2010            2009         2010              2009
-------------- ----------------- --------------- ---------------- --------------- --------------- ------------ -----------------
  $ (19,854)        $ (16,243)      $ 619,454     $ (1,198,219)      $ (13,512)       $ 20,488     $ (1,869)           $ (222)
    (47,581)         (169,525)     (3,724,476)      (8,532,203)       (200,269)       (962,877)       1,511               537
    537,269           668,260      10,354,024       44,809,835       2,489,209       4,266,005       27,817             6,415
-------------- ----------------- --------------- ---------------- --------------- --------------- ------------ -----------------
    469,834           482,492       7,249,002       35,079,413       2,275,428       3,323,616       27,459             6,730
-------------- ----------------- --------------- ---------------- --------------- --------------- ------------ -----------------
    291,639           284,375       9,146,895       12,469,202       1,340,465       1,596,725       68,461            25,704
     29,582             2,358      (3,885,789)      (1,847,487)       (374,213)       (315,742)     156,689             6,185
        (59)              (91)         (7,047)          (9,610)           (653)           (854)         (28)              (16)
   (329,586)         (341,288)    (29,039,496)     (27,087,080)     (3,235,558)     (2,644,286)     (76,801)           (8,534)
-------------- ----------------- --------------- ---------------- --------------- --------------- ------------ -----------------
     (8,424)          (54,646)    (23,785,437)     (16,474,975)     (2,269,959)     (1,364,157)     148,321            23,339
-------------- ----------------- --------------- ---------------- --------------- --------------- ------------ -----------------
    461,410           427,846     (16,536,435)      18,604,438           5,469       1,959,459      175,780            30,069
  1,898,640         1,470,794     111,313,739       92,709,301      12,226,435      10,266,976       40,090            10,021
-------------- ----------------- --------------- ---------------- --------------- --------------- ------------ -----------------
$ 2,360,050       $ 1,898,640    $ 94,777,304    $ 111,313,739    $ 12,231,904    $ 12,226,435    $ 215,870          $ 40,090
============== ================= =============== ================ =============== =============== ============ =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                                                              MIST LORD ABBETT               MIST LORD ABBETT
                                   MIST LEGG MASON VALUE EQUITY                 BOND DEBENTURE              GROWTH AND INCOME
                                                     SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                   ------------------------------- ------------------------------ ------------------------------
                                          2010             2009          2010             2009           2010            2009
                                   -------------- ---------------- ------------- ---------------- -------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $   2,407    $         157    $  369,647        $ 386,817    $   (32,614)      $ 560,318
  Net realized gains (losses)           20,590            1,684       281,914          (93,975)    (4,150,476)     (8,025,190)
  Change in unrealized gains
     (losses) on investments            (5,628)          50,212       188,057        1,605,673     11,474,870      15,432,082
                                   -------------- ---------------- ------------- ---------------- -------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations                  17,369           52,053       839,618        1,898,515      7,291,780       7,967,210
                                   -------------- ---------------- ------------- ---------------- -------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners               35,458           25,535     1,284,448        1,173,507      5,642,606       7,782,326
  Net transfers (including fixed
     account)                          (55,727)         177,804       (32,364)       1,201,096     (1,093,525)     (3,140,338)
  Contract charges                         (68)             (36)         (104)            (149)        (2,619)         (3,455)
  Transfers for contract benefits
     and terminations                  (42,902)         (10,619)   (2,656,208)      (1,175,291)   (14,681,532)    (14,720,854)
                                   -------------- ---------------- ------------- ---------------- -------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions      (63,239)         192,684    (1,404,228)       1,199,163    (10,135,070)    (10,082,321)
                                   -------------- ---------------- ------------- ---------------- -------------- ---------------
     Net increase (decrease)
       in net assets                   (45,870)         244,737      (564,610)       3,097,678     (2,843,290)     (2,115,111)
NET ASSETS:
  Beginning of year                    266,083           21,346     7,555,607        4,457,929     54,354,538      56,469,649
                                   -------------- ---------------- ------------- ---------------- -------------- ---------------
  End of year                      $   220,213    $     266,083    $6,990,997      $ 7,555,607    $51,511,248    $ 54,354,538
                                   ============== ================ ============= ================ ============== ===============

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

           MIST LORD ABBETT                      MIST MFS                                                                   MIST
              MID CAP VALUE       EMERGING MARKETS EQUITY    MIST MFS RESEARCH INTERNATIONAL    OPPENHEIMER CAPITAL APPRECIATION
                 SUBACCOUNT                    SUBACCOUNT                         SUBACCOUNT                          SUBACCOUNT
------------------------------ ----------------------------- ---------------------------------- -----------------------------------
        2010           2009           2010           2009         2010                  2009         2010                   2009
--------------- -------------- -------------- -------------- ------------ --------------------- ------------ ----------------------
   $ (47,941)      $ 85,661          $ 847         $ (265)     $ 4,998               $ 3,017       $ (681)              $ (2,104)
    (755,480)    (1,382,455)        88,282         30,293       24,441                (2,435)      19,946                 11,441
   2,881,971      3,257,262        188,877        146,670       47,676                76,472       11,415                 77,036
--------------- -------------- -------------- -------------- ------------ --------------------- ------------ ----------------------
   2,078,550      1,960,468        278,006        176,698       77,115                77,054       30,680                 86,373
--------------- -------------- -------------- -------------- ------------ --------------------- ------------ ----------------------
   1,465,502      1,908,389        264,201        185,104      176,393               214,700       88,650                 64,949
     314,121       (116,867)       632,355        564,149      195,193               295,234      (66,230)               153,110
        (218)          (301)          (113)           (76)         (86)                  (32)         (23)                   (23)
  (2,905,140)    (2,163,149)      (377,861)       (23,890)    (439,244)              (23,244)     (65,184)               (54,117)
--------------- -------------- -------------- -------------- ------------ --------------------- ------------ ----------------------
  (1,125,735)      (371,928)       518,582        725,287      (67,744)              486,658      (42,787)               163,919
--------------- -------------- -------------- -------------- ------------ --------------------- ------------ ----------------------
     952,815      1,588,540        796,588        901,985        9,371               563,712      (12,107)               250,292
   9,552,525      7,963,985        965,611         63,626      708,232               144,520      370,647                120,355
--------------- -------------- -------------- -------------- ------------ --------------------- ------------ ----------------------
$ 10,505,340    $ 9,552,525    $ 1,762,199      $ 965,611    $ 717,603             $ 708,232    $ 358,540              $ 370,647
=============== ============== ============== ============== ============ ===================== ============ ======================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                                     MIST PIMCO
                                       INFLATION PROTECTED BOND          MIST PIMCO TOTAL RETURN             MIST PIONEER FUND
                                                     SUBACCOUNT                       SUBACCOUNT                    SUBACCOUNT
                                   ------------------------------- -------------------------------- -----------------------------
                                            2010           2009           2010           2009 (a)        2010             2009
                                   ---------------- -------------- -------------- ----------------- ------------ ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $   105,100    $   120,961     $1,765,456        $ (461,939)   $   (3,458)        $ 10,699
  Net realized gains (losses)            354,333         (4,312)     2,400,914           656,931       (18,363)        (108,395)
  Change in unrealized gains
     (losses) on investments              61,799        588,687        567,723         7,043,115       221,164          384,337
                                   ---------------- -------------- -------------- ----------------- ------------ ----------------
     Net increase (decrease)
       in net assets resulting
       from operations                   521,232        705,336      4,734,093         7,238,107       199,343          286,641
                                   ---------------- -------------- -------------- ----------------- ------------ ----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners              1,907,291        934,462      9,121,858         5,860,536       296,819          316,791
  Net transfers (including fixed
     account)                            829,040      1,374,283      4,272,595        65,049,458        23,677          (50,964)
  Contract charges                          (350)          (294)        (1,897)           (2,125)          (16)             (33)
  Transfers for contract benefits
     and terminations                 (1,770,316)      (597,498)   (20,168,058)      (10,954,940)     (490,176)        (319,495)
                                   ---------------- -------------- -------------- ----------------- ------------ ----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions        965,665      1,710,953     (6,775,502)       59,952,929      (169,696)         (53,701)
                                   ---------------- -------------- -------------- ----------------- ------------ ----------------
     Net increase (decrease)
       in net assets                   1,486,897      2,416,289     (2,041,409)       67,191,036        29,647          232,940
NET ASSETS:
  Beginning of year                    5,930,901      3,514,612     67,191,036                --     1,491,963        1,259,023
                                   ---------------- -------------- -------------- ----------------- ------------ ----------------
  End of year                        $ 7,417,798    $ 5,930,901    $65,149,627      $ 67,191,036    $1,521,610      $ 1,491,963
                                   ================ ============== ============== ================= ============ ================

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                                           MIST                                                  MSF BARCLAYS
MIST PIONEER STRATEGIC INCOME      THIRD AVENUE SMALL CAP VALUE      MIST VAN KAMPEN COMSTOCK    CAPITAL AGGREGATE BOND INDEX
                   SUBACCOUNT                        SUBACCOUNT                    SUBACCOUNT                      SUBACCOUNT
-------------------------------- --------------------------------- ----------------------------- -------------------------------
        2010             2009            2010              2009           2010        2009 (a)          2010             2009
--------------- ---------------- --------------- ----------------- -------------- -------------- -------------- ----------------
   $ 742,411        $ 726,026        $ 34,749          $ 27,327       $ 25,153      $ (57,507)     $ 287,735        $ 700,696
     619,776          (73,189)     (1,780,650)       (3,673,295)       355,763        293,051        127,474           16,505
     610,654        4,051,933       6,631,035        10,330,675        526,405      1,627,965        134,678         (198,927)
--------------- ---------------- --------------- ----------------- -------------- -------------- -------------- ----------------
   1,972,841        4,704,770       4,885,134         6,684,707        907,321      1,863,509        549,887          518,274
--------------- ---------------- --------------- ----------------- -------------- -------------- -------------- ----------------
   2,305,699        2,552,030       3,731,689         5,079,837      1,085,686        873,429      1,585,230        2,096,713
     810,208          977,022      (1,033,676)       (1,714,042)        40,601      6,406,627         (2,010)         317,477
        (774)          (1,015)         (1,380)           (2,599)           (43)          (126)            --               --
  (6,145,230)      (4,000,503)     (8,576,536)       (8,750,066)    (1,817,970)    (1,823,106)    (4,633,894)      (4,312,638)
--------------- ---------------- --------------- ----------------- -------------- -------------- -------------- ----------------
  (3,030,097)        (472,466)     (5,879,903)       (5,386,870)      (691,726)     5,456,824     (3,050,674)      (1,898,448)
--------------- ---------------- --------------- ----------------- -------------- -------------- -------------- ----------------
  (1,057,256)       4,232,304        (994,769)        1,297,837        215,595      7,320,333     (2,500,787)      (1,380,174)
  19,387,744       15,155,440      31,063,584        29,765,747      7,320,333             --     12,062,904       13,443,078
--------------- ---------------- --------------- ----------------- -------------- -------------- -------------- ----------------
$ 18,330,488     $ 19,387,744    $ 30,068,815      $ 31,063,584    $ 7,535,928    $ 7,320,333    $ 9,562,117     $ 12,062,904
=============== ================ =============== ================= ============== ============== ============== ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                   MSF BLACKROCK AGGRESSIVE GROWTH       MSF BLACKROCK BOND INCOME    MSF BLACKROCK DIVERSIFIED
                                                        SUBACCOUNT                      SUBACCOUNT                   SUBACCOUNT
                                   ---------------------------------- ------------------------------- ----------------------------
                                             2010             2009          2010              2009         2010         2009 (a)
                                   ----------------- ---------------- ------------- ----------------- ------------ ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $    (244,087)   $    (221,834)    $  476,149     $   1,016,407     $ 11,816        $ (6,547)
  Net realized gains (losses)             (74,472)      (1,539,259)       160,277          (105,416)      39,512          26,833
  Change in unrealized gains
     (losses) on investments            2,982,969        9,767,424        594,901           450,133       43,247         158,871
                                   ----------------- ---------------- ------------- ----------------- ------------ ---------------
     Net increase (decrease)
       in net assets resulting
       from operations                  2,664,410        8,006,331      1,231,327         1,361,124       94,575         179,157
                                   ----------------- ---------------- ------------- ----------------- ------------ ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners               2,549,103        3,211,615      1,902,257         2,248,565      166,518          99,127
  Net transfers (including fixed
     account)                            (290,447)        (562,964)       460,585           846,777      131,781         909,368
  Contract charges                         (1,537)          (1,903)        (1,032)           (1,411)         (21)            (26)
  Transfers for contract benefits
     and terminations                  (6,515,239)      (5,851,057)    (4,573,147)       (3,854,380)    (243,108)       (139,940)
                                   ----------------- ---------------- ------------- ----------------- ------------ ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions      (4,258,120)      (3,204,309)    (2,211,337)         (760,449)      55,170         868,529
                                   ----------------- ---------------- ------------- ----------------- ------------ ---------------
     Net increase (decrease)
       in net assets                   (1,593,710)       4,802,022       (980,010)          600,675      149,745       1,047,686
NET ASSETS:
  Beginning of year                    23,331,549       18,529,527     18,658,157        18,057,482    1,047,686              --
                                   ----------------- ---------------- ------------- ----------------- ------------ ---------------
  End of year                       $  21,737,839    $  23,331,549    $17,678,147    $ 18,658,157 $    1,197,431     $ 1,047,686
                                   ================= ================ ============= ================= ============ ===============

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                                MSF BLACKROCK    MSF BLACKROCK
MSF BLACKROCK LARGE CAP VALUE         LEGACY LARGE CAP GROWTH     MONEY MARKET         MSF DAVIS VENTURE VALUE
                   SUBACCOUNT                      SUBACCOUNT       SUBACCOUNT                      SUBACCOUNT
-------------------------------- ------------------------------- ---------------- -------------------------------
     2010                2009            2010            2009          2010 (b)           2010            2009
------------ ------------------- --------------- --------------- ---------------- --------------- ---------------
 $ (1,031)              $ 347      $ (504,895)     $ (446,972)    $ (1,078,277)      $ (23,833)       $ 65,323
    7,884             (11,339)      3,840,712       1,085,088               --        (792,823)     (1,553,102)
   35,514              45,315       5,547,019      14,075,469               --       2,339,594       5,727,814
------------ ------------------- --------------- --------------- ---------------- --------------- ---------------
   42,367              34,323       8,882,836      14,713,585       (1,078,277)      1,522,938       4,240,035
------------ ------------------- --------------- --------------- ---------------- --------------- ---------------
  125,769              92,681       5,576,053       4,374,111       17,419,514       1,840,066       2,376,818
  219,091             170,413      (1,230,062)     50,630,358      152,805,862          (9,827)       (535,248)
      (37)                (16)         (3,352)         (4,132)          (7,655)           (931)         (1,246)
  (70,093)           (119,030)    (17,976,598)     (9,477,379)     (36,318,508)     (4,989,011)     (3,967,586)
------------ ------------------- --------------- --------------- ---------------- --------------- ---------------
  274,730             144,048     (13,633,959)     45,522,958      133,899,213      (3,159,703)     (2,127,262)
------------ ------------------- --------------- --------------- ---------------- --------------- ---------------
  317,097             178,371      (4,751,123)     60,236,543      132,820,936      (1,636,765)      2,112,773
  319,432             141,061      60,449,764         213,221               --      17,312,557      15,199,784
------------ ------------------- --------------- --------------- ---------------- --------------- ---------------
$ 636,529           $ 319,432    $ 55,698,641    $ 60,449,764    $ 132,820,936    $ 15,675,792    $ 17,312,557
============ =================== =============== =============== ================ =============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                             MSF FI VALUE LEADERS     MSF JENNISON GROWTH          MSF METLIFE AGGRESSIVE ALLOCATION
                                                       SUBACCOUNT              SUBACCOUNT                                 SUBACCOUNT
                                   --------------------------------- ----------------------------- ---------------------------------
                                             2010            2009         2010             2009          2010            2009
                                   ----------------- --------------- ------------ ---------------- ------------- -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)         $   83,612    $    290,354    $  (25,458)    $    (35,909)  $   (16,231)   $    142,319
  Net realized gains (losses)          (2,240,955)     (3,469,414)       44,812         (278,204)     (446,672)       (760,556)
  Change in unrealized gains
     (losses) on investments            4,490,467       6,627,257       292,176        1,332,542     2,688,051       4,682,272
                                   ----------------- --------------- ------------ ---------------- ------------- -------------------
     Net increase (decrease)
       in net assets resulting
       from operations                  2,333,124       3,448,197       311,530        1,018,429     2,225,148       4,064,035
                                   ----------------- --------------- ------------ ---------------- ------------- -------------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners               2,213,273       2,790,261       465,248          597,742     4,241,549       5,337,253
  Net transfers (including fixed
     account)                            (511,689)       (815,558)     (177,395)         134,631      (692,205)        (64,193)
  Contract charges                         (1,479)         (1,903)         (107)            (310)       (1,356)         (1,495)
  Transfers for contract benefits
     and terminations                  (5,342,826)     (4,147,419)     (857,695)        (802,225)   (6,094,834)     (3,683,758)
                                   ----------------- --------------- ------------ ---------------- ------------- -------------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions      (3,642,721)     (2,174,619)     (569,949)         (70,162)   (2,546,846)      1,587,807
                                   ----------------- --------------- ------------ ---------------- ------------- -------------------
     Net increase (decrease)
       in net assets                   (1,309,597)      1,273,578      (258,419)         948,267      (321,698)      5,651,842
NET ASSETS:
  Beginning of year                    20,547,640      19,274,062     3,551,643        2,603,376    17,264,729      11,612,887
                                   ----------------- --------------- ------------ ---------------- ------------- -------------------
  End of year                      $   19,238,043    $ 20,547,640    $3,293,224    $   3,551,643   $16,943,031    $ 17,264,729
                                   ================= =============== ============ ================ ============= ===================

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

   MSF METLIFE CONSERVATIVE     MSF METLIFE CONSERVATIVE TO                                            MSF METLIFE MODERATE TO
                 ALLOCATION             MODERATE ALLOCATION    MSF METLIFE MODERATE ALLOCATION           AGGRESSIVE ALLOCATION
                 SUBACCOUNT                      SUBACCOUNT                         SUBACCOUNT                      SUBACCOUNT
------------------------------ ------------------------------- ---------------------------------- -------------------------------
        2010           2009            2010            2009            2010               2009            2010            2009
--------------- -------------- --------------- --------------- --------------- ------------------ --------------- ---------------
   $ 242,129      $ 153,763       $ 271,354       $ 208,922       $ 720,991          $ 714,990       $ 418,602       $ 486,719
     208,374        (56,979)         95,146        (208,366)        (90,217)        (1,712,298)       (808,378)     (1,044,222)
     373,996      1,241,546         839,364       2,126,834       5,334,539         10,325,793       5,952,095       9,470,590
--------------- -------------- --------------- --------------- --------------- ------------------ --------------- ---------------
     824,499      1,338,330       1,205,864       2,127,390       5,965,313          9,328,485       5,562,319       8,913,087
--------------- -------------- --------------- --------------- --------------- ------------------ --------------- ---------------
   2,509,504      2,263,140       2,856,686       2,917,703      14,671,089         14,496,276       9,923,832      10,500,248
   1,906,272        756,759       1,361,249         465,117          87,283           (964,498)        206,320        (491,867)
        (851)          (762)         (1,144)         (1,186)         (2,492)            (2,605)         (2,468)         (2,990)
  (3,978,772)    (1,678,773)     (4,173,676)     (2,717,460)    (12,540,752)       (10,526,444)    (12,262,806)     (6,083,197)
--------------- -------------- --------------- --------------- --------------- ------------------ --------------- ---------------
     436,153      1,340,364          43,115         664,174       2,215,128          3,002,729      (2,135,122)      3,922,194
--------------- -------------- --------------- --------------- --------------- ------------------ --------------- ---------------
   1,260,652      2,678,694       1,248,979       2,791,564       8,180,441         12,331,214       3,427,197      12,835,281
   9,049,833      6,371,139      11,706,334       8,914,770      47,682,963         35,351,749      43,054,967      30,219,686
--------------- -------------- --------------- --------------- --------------- ------------------ --------------- ---------------
$ 10,310,485    $ 9,049,833    $ 12,955,313    $ 11,706,334    $ 55,863,404       $ 47,682,963    $ 46,482,164    $ 43,054,967
=============== ============== =============== =============== =============== ================== =============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                          MSF METLIFE STOCK INDEX             MSF MFS TOTAL RETURN                 MSF MFS VALUE
                                                       SUBACCOUNT                       SUBACCOUNT                    SUBACCOUNT
                                   --------------------------------- -------------------------------- -----------------------------
                                             2010            2009           2010              2009          2010            2009
                                   ----------------- --------------- -------------- ----------------- ------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)         $   50,011    $   (101,654)   $ 1,258,867       $ 2,238,480     $   58,359      $ (167,230)
  Net realized gains (losses)           2,465,692        (159,249)    (2,417,160)       (5,382,636)      (581,883)       (855,019)
  Change in unrealized gains
     (losses) on investments            2,449,117       7,896,023      6,739,001        14,407,463      2,120,784       4,046,021
                                   ----------------- --------------- -------------- ----------------- ------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations                  4,964,820       7,635,120      5,580,708        11,263,307      1,597,260       3,023,772
                                   ----------------- --------------- -------------- ----------------- ------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners               5,850,168       3,611,906      7,151,518         9,567,883      2,551,117       3,364,446
  Net transfers (including fixed
     account)                          21,987,831      23,728,770     (1,301,592)       (3,855,801)        51,305         518,396
  Contract charges                         (2,737)           (524)        (4,826)           (6,548)          (458)           (898)
  Transfers for contract benefits
     and terminations                 (14,099,842)     (7,023,897)   (19,365,714)      (19,695,887)    (4,961,152)     (3,131,440)
                                   ----------------- --------------- -------------- ----------------- ------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions      13,735,420      20,316,255    (13,520,614)      (13,990,353)    (2,359,188)        750,504
                                   ----------------- --------------- -------------- ----------------- ------------- ---------------
     Net increase (decrease)
       in net assets                   18,700,240      27,951,375     (7,939,906)       (2,727,046)      (761,928)      3,774,276
NET ASSETS:
  Beginning of year                    34,059,091       6,107,716     74,898,873        77,625,919     17,813,540      14,039,264
                                   ----------------- --------------- -------------- ----------------- ------------- ---------------
  End of year                      $ 52,759,331      $ 34,059,091    $66,958,967    $   74,898,873    $17,051,612    $ 17,813,540
                                   ================= =============== ============== ================= ============= ===============

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                                                                                   MSF T. ROWE PRICE LARGE CAP
MSF MORGAN STANLEY EAFE INDEX    MSF OPPENHEIMER GLOBAL EQUITY        MSF RUSSELL 2000 INDEX                            GROWTH
                   SUBACCOUNT                       SUBACCOUNT                    SUBACCOUNT                        SUBACCOUNT
-------------------------------- -------------------------------- ----------------------------- ---------------------------------
       2010              2009         2010                2009           2010           2009            2010              2009
-------------- ----------------- ------------ ------------------- -------------- -------------- --------------- -----------------
  $ 118,222         $ 219,664      $ 2,705              $ (329)      $ (8,620)      $ 65,320      $ (113,658)        $ (76,442)
   (939,981)         (939,388)      20,355               2,396       (543,280)      (725,793)        (68,939)         (561,722)
  1,204,977         2,498,979       79,492              53,428      2,572,017      2,486,281       1,717,271         3,891,371
-------------- ----------------- ------------ ------------------- -------------- -------------- --------------- -----------------
    383,218         1,779,255      102,552              55,495      2,020,117      1,825,808       1,534,674         3,253,207
-------------- ----------------- ------------ ------------------- -------------- -------------- --------------- -----------------
  1,343,837         1,725,765      157,070             108,461      1,444,579      1,662,673       1,766,881         1,912,229
   (309,508)          151,034      205,540             316,465        688,334         49,958         194,144           165,674
         --                --          (54)                (20)            --             --            (723)             (783)
 (2,843,984)       (2,146,436)    (129,146)            (16,081)    (3,462,316)    (2,218,090)     (3,176,925)       (2,316,228)
-------------- ----------------- ------------ ------------------- -------------- -------------- --------------- -----------------
 (1,809,655)         (269,637)     233,410             408,825     (1,329,403)      (505,459)     (1,216,623)         (239,108)
-------------- ----------------- ------------ ------------------- -------------- -------------- --------------- -----------------
 (1,426,437)        1,509,618      335,962             464,320        690,714      1,320,349         318,051         3,014,099
  8,146,078         6,636,460      513,570              49,250      9,192,539      7,872,190      10,767,502         7,753,403
-------------- ----------------- ------------ ------------------- -------------- -------------- --------------- -----------------
$ 6,719,641       $ 8,146,078    $ 849,532           $ 513,570    $ 9,883,253    $ 9,192,539    $ 11,085,553      $ 10,767,502
============== ================= ============ =================== ============== ============== =============== =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                      MSF T. ROWE PRICE SMALL CAP    MSF WESTERN ASSET MANAGEMENT
                                                           GROWTH                 U.S. GOVERNMENT          TEMPLETON GROWTH FUND
                                                       SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
                                   --------------------------------- ------------------------------- ------------------------------
                                             2010            2009          2010              2009           2010            2009
                                   ----------------- --------------- ------------- ----------------- -------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $    (326,275)   $   (265,193)   $   423,007       $   994,570    $   172,908       $ 260,286
  Net realized gains (losses)              39,618      (1,341,919)       202,510          (106,480)    (3,094,968)     (5,934,133)
  Change in unrealized gains
     (losses) on investments            8,620,759       9,447,704        549,452           (37,046)     5,527,059      19,738,846
                                   ----------------- --------------- ------------- ----------------- -------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations                  8,334,102       7,840,592      1,174,969           851,044      2,604,999      14,064,999
                                   ----------------- --------------- ------------- ----------------- -------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners               3,545,085       4,408,088      3,467,805         3,638,121      5,455,871       7,759,931
  Net transfers (including fixed
     account)                           2,108,180        (458,261)     1,414,686            83,016     (2,522,858)     (3,291,813)
  Contract charges                         (1,580)         (2,016)        (1,736)           (2,189)        (2,938)         (4,595)
  Transfers for contract benefits
     and terminations                  (7,888,519)     (7,420,583)    (7,207,795)       (6,749,748)   (15,205,212)    (14,592,604)
                                   ----------------- --------------- ------------- ----------------- -------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions      (2,236,834)     (3,472,772)    (2,327,040)       (3,030,800)   (12,275,137)    (10,129,081)
                                   ----------------- --------------- ------------- ----------------- -------------- ---------------
     Net increase (decrease)
       in net assets                    6,097,268       4,367,820     (1,152,071)       (2,179,756)    (9,670,138)      3,935,918
NET ASSETS:
  Beginning of year                    27,623,015      23,255,195     25,592,881        27,772,637     59,099,203      55,163,285
                                   ----------------- --------------- ------------- ----------------- -------------- ---------------
  End of year                      $   33,720,283    $ 27,623,015    $24,440,810      $ 25,592,881   $ 49,429,065    $ 59,099,203
                                   ================= =============== ============= ================= ============== ===============

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

MetLife of CT Separate Account QPN for Variable Annuities (the "Separate Account"), a separate account of MetLife Insurance Company of Connecticut (the "Company"), was established by the Company's Board of Directors on December 26, 1995 to support operations of the company with respect to certain variable annuity contracts (the "Contracts"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account satisfies certain exclusionary provisions and, as such, is not subject to regulation under the Investment Company Act of 1940, as amended. The Separate Account exists in accordance with the regulations of the State of Connecticut Insurance Department.

The Separate Account is divided into Subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Subaccount invests in shares of the corresponding portfolio or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

American Funds Insurance Series ("American Funds")
Fidelity Variable Insurance Products ("Fidelity VIP")
Franklin Templeton Variable Insurance Products Trust ("FTVIPT")
Janus Aspen Series ("Janus Aspen")
Legg Mason Partners Equity Trust ("LMPET")
Legg Mason Partners Income Trust ("LMPIT")
Legg Mason Partners Variable Equity Trust ("LMPVET")
Legg Mason Partners Variable Income Trust ("LMPVIT")
Met Investors Series Trust ("MIST")*
Metropolitan Series Fund, Inc ("MSF")*
Templeton Growth Fund, Inc ("Templeton")

* See Note 5 for discussion of additional information on related party transactions.

The assets of each of the Subaccounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

2. LIST OF SUBACCOUNTS

Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts had net assets as of December 31, 2010:

American Funds Global Growth Subaccount
American Funds Growth Subaccount
American Funds Growth-Income Subaccount
Fidelity VIP Contrafund Subaccount
Fidelity VIP Mid Cap Subaccount
FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount
FTVIPT Templeton Developing Markets Securities Subaccount
FTVIPT Templeton Foreign Securities Subaccount
Janus Aspen Enterprise Subaccount
Janus Aspen Global Technology Subaccount
LMPET ClearBridge Small Cap Value Subaccount
LMPIT Western Asset Corporate Bond Subaccount
LMPVET ClearBridge Variable Aggressive Growth Subaccount
LMPVET ClearBridge Variable Appreciation Subaccount
LMPVET ClearBridge Variable Equity Income Builder Subaccount
LMPVET ClearBridge Variable Fundamental All Cap Value Subaccount LMPVET ClearBridge Variable Large Cap Growth Subaccount
LMPVET ClearBridge Variable Large Cap Value Subaccount
LMPVET ClearBridge Variable Small Cap Growth Subaccount
LMPVET Investment Counsel Variable Social Awareness Subaccount
LMPVIT Western Asset Variable Adjustable Rate Income Subaccount LMPVIT Western Asset Variable Diversified Strategic Income Subaccount LMPVIT Western Asset Variable Global High Yield Bond Subaccount

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. LIST OF SUBACCOUNTS -- (CONTINUED)

MIST American Funds Balanced Allocation Subaccount
MIST American Funds Growth Allocation Subaccount
MIST American Funds Moderate Allocation Subaccount
MIST BlackRock High Yield Subaccount
MIST BlackRock Large Cap Core Subaccount
MIST Clarion Global Real Estate Subaccount
MIST Dreman Small Cap Value Subaccount
MIST Harris Oakmark International Subaccount
MIST Invesco Small Cap Growth Subaccount
MIST Janus Forty Subaccount
MIST Lazard Mid Cap Subaccount
MIST Legg Mason ClearBridge Aggressive Growth Subaccount
MIST Legg Mason Value Equity Subaccount
MIST Lord Abbett Bond Debenture Subaccount
MIST Lord Abbett Growth and Income Subaccount
MIST Lord Abbett Mid Cap Value Subaccount
MIST MFS Emerging Markets Equity Subaccount
MIST MFS Research International Subaccount
MIST Oppenheimer Capital Appreciation Subaccount
MIST PIMCO Inflation Protected Bond Subaccount
MIST PIMCO Total Return Subaccount
MIST Pioneer Fund Subaccount
MIST Pioneer Strategic Income Subaccount
MIST Third Avenue Small Cap Value Subaccount
MIST Van Kampen Comstock Subaccount
MSF Barclays Capital Aggregate Bond Index Subaccount
MSF BlackRock Aggressive Growth Subaccount
MSF BlackRock Bond Income Subaccount
MSF BlackRock Diversified Subaccount
MSF BlackRock Large Cap Value Subaccount
MSF BlackRock Legacy Large Cap Growth Subaccount
MSF BlackRock Money Market Subaccount*
MSF Davis Venture Value Subaccount
MSF FI Value Leaders Subaccount
MSF Jennison Growth Subaccount
MSF MetLife Aggressive Allocation Subaccount
MSF MetLife Conservative Allocation Subaccount
MSF MetLife Conservative to Moderate Allocation Subaccount
MSF MetLife Moderate Allocation Subaccount
MSF MetLife Moderate to Aggressive Allocation Subaccount
MSF MetLife Stock Index Subaccount
MSF MFS Total Return Subaccount
MSF MFS Value Subaccount
MSF Morgan Stanley EAFE Index Subaccount
MSF Oppenheimer Global Equity Subaccount
MSF Russell 2000 Index Subaccount
MSF T. Rowe Price Large Cap Growth Subaccount
MSF T. Rowe Price Small Cap Growth Subaccount
MSF Western Asset Management U.S. Government Subaccount
Templeton Growth Fund Subaccount

* This Subaccount began operations during the year ended December 31, 2010.

3. PORTFOLIO CHANGES

The following Subaccounts ceased operations during the year ended December 31, 2010:

LMPET S&P 500 Index Subaccount
LMPVIT Western Asset Variable Money Market Subaccount
Janus Aspen Global Life Sciences Subaccount

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

3. PORTFOLIO CHANGES -- (CONTINUED)

The operations of the Subaccounts were affected by the following changes that occurred during the year ended December 31, 2010:

NAME CHANGES:

FORMER NAME                                       NEW NAME
------------------------------------------------  -------------------------------------------------
(LMPIT) Corporate Bond Portfolio                  (LMPIT) Western Asset Corporate Bond Fund
(LMPET) Small Cap Value Fund                      (LMPET) ClearBridge Small Cap Value Fund
(LMPVET) ClearBridge Variable Fundamental Value   (LMPVET) ClearBridge Variable Fundamental All Cap
  Portfolio                                         Value Portfolio
(LMPVET) ClearBridge Variable Investors Portfolio (LMPVET) ClearBridge Variable Large Cap Value
                                                    Portfolio
(MIST) Legg Mason Partners Aggressive Growth      (MIST) Legg Mason ClearBridge Aggressive Growth
  Portfolio                                         Portfolio
(MIST) Met/AIM Small Cap Growth Portfolio         (MIST) Invesco Small Cap Growth Portfolio

SUBSTITUTIONS:

FORMER PORTFOLIO                                  NEW PORTFOLIO
------------------------------------------------  -------------------------------------------------
(LMPET) S&P 500 Index Fund                        (MSF) MetLife Stock Index Portfolio
(LMPVIT) Western Asset Variable Money Market      (MSF) BlackRock Money Market Portfolio
  Portfolio

LIQUIDATIONS:
(Janus Aspen) Global Life Sciences Portfolio

4. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable annuity separate accounts registered as unit investment trusts.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
The Subaccounts' investment in shares of the portfolio or fund of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Subaccounts.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets.

Each Subaccount invests in shares of open-end mutual funds which calculate a daily NAV based on the value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is 3.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus, and are reported as contract transactions on the statements of changes in net assets of the applicable Subaccounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of the Subaccounts within the Separate Account or into or out of the fixed account (an investment option in the Company's general account) are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Subaccounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS
Effective January 1, 2010, the Separate Account adopted new guidance that requires new disclosures about significant transfers in and/or out of Levels 1 and 2 of the fair value hierarchy and activity in Level 3. In addition, this guidance provides clarification of existing disclosure requirements about the level of dissaggregation and inputs and valuation techniques. The adoption of this guidance did not have an impact on the Separate Account's financial statements.

Effective December 31, 2009, the Separate Account adopted new guidance on: (i) measuring the fair value of investments in certain entities that calculate a NAV per share; (ii) how investments within its scope would be classified in the fair value hierarchy; and (iii) enhanced disclosure requirements about the nature and risks of investments measured at fair value on a recurring or non-recurring basis. As a result, the Separate Account classified all of its investments, which utilize a NAV to measure fair value, as Level 2 in the fair value hierarchy.

Effective April 1, 2009, the Separate Account adopted prospectively new guidance which establishes general standards for accounting and disclosures of events that occur subsequent to the statements of assets and liabilities date but before financial statements are issued or available to be issued, as revised in February 2010. The Separate Account has provided the required disclosures, if any, in its financial statements.

5. EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charge paid to the Company is an asset-based charge and assessed through a daily reduction in unit values, which is recorded as an expense in the accompanying statements of operations of the applicable Subaccounts:

MORTALITY AND EXPENSE RISK -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated

The table below represents the range of effective annual rates for the respective charge for the year ended December 31, 2010:

Mortality and Expense Risk        0.15% - 1.50%

The above referenced charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. The range of effective rates disclosed above excludes waivers granted to certain Investment Options.

For some contracts, a contract administrative charge of $15 is assessed on a semi-annual basis. In addition, the Contracts impose a surrender charge which ranges from 0% to 5.5% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through the redemption of units, and recorded as contract charges in the accompanying statements of changes in net assets of the applicable Subaccounts.

Certain investments in the various portfolios of the MIST and MSF Trusts hold shares that are managed by MetLife Advisers, LLC, which acts in the capacity of investment advisor and is an indirect affiliate of the Company. On May 1, 2009, Met Investors Advisory, LLC, an indirect affiliate of the Company and previous manager of the MIST Trust, merged into MetLife Advisers, LLC.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS

                                                                                             FOR THE YEAR ENDED
                                                           AS OF DECEMBER 31, 2010            DECEMBER 31, 2010
                                                           ----------------------- ----------------------------
                                                                                         COST OF       PROCEEDS
                                                              SHARES      COST ($) PURCHASES ($) FROM SALES ($)
                                                           --------- ------------- ------------- --------------
American Funds Global Growth Subaccount                    1,692,431    34,530,477     3,870,140      9,396,304
American Funds Growth Subaccount                           1,054,928    57,920,681     4,278,310     14,122,260
American Funds Growth-Income Subaccount                      873,356    31,885,330     2,672,467      8,132,003
Fidelity VIP Contrafund Subaccount                         1,706,490    43,997,683     3,267,296     10,671,161
Fidelity VIP Mid Cap Subaccount                            1,869,280    51,916,206     4,098,987     13,205,771
FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount                                                 387,127     7,037,908     1,025,045      1,966,437
FTVIPT Templeton Developing Markets Securities Subaccount  3,073,055    32,391,032     5,237,062     11,112,868
FTVIPT Templeton Foreign Securities Subaccount             1,347,620    20,004,439     2,190,746      5,627,742
Janus Aspen Enterprise Portfolio Subaccount                  643,173    18,054,857     1,475,604      4,656,089
Janus Aspen Global Technology Subaccount                     610,183     2,510,858       696,038      1,308,059
LMPET ClearBridge Small Cap Value Subaccount                 359,510     6,160,272       945,828      2,404,213
LMPIT Western Asset Corporate Bond Subaccount              1,703,617    19,793,194     4,686,561      8,674,096
LMPVET ClearBridge Variable Aggressive Growth Subaccount   3,483,087    44,325,970     1,479,189     14,906,198
LMPVET ClearBridge Variable Appreciation Subaccount        1,290,964    29,737,727     1,069,036      9,096,660
LMPVET ClearBridge Variable Equity Income Builder
  Subaccount                                                 986,074    12,954,336     1,146,331      2,666,431
LMPVET ClearBridge Variable Fundamental All Cap Value
  Subaccount                                                 725,729    16,321,627       876,047      3,193,781
LMPVET ClearBridge Variable Large Cap Growth Subaccount      663,123     9,129,887       930,962      4,216,932
LMPVET ClearBridge Variable Large Cap Value Subaccount     1,213,406    15,754,292     1,141,342      4,749,731
LMPVET ClearBridge Variable Small Cap Growth Subaccount      487,794     6,878,950     1,212,794      2,624,404
LMPVET Investment Counsel Variable Social Awareness
  Subaccount                                                 275,451     6,577,081       351,962      1,606,546
LMPVIT Western Asset Variable Adjustable Rate Income
  Subaccount                                                 296,271     2,513,682     3,038,917      2,830,544
LMPVIT Western Asset Variable Diversified Strategic Income
  Subaccount                                                 371,923     3,201,846     1,014,998      1,310,195
LMPVIT Western Asset Variable Global High Yield Bond
  Subaccount                                               1,838,928    15,036,489     4,288,598      5,269,087
MIST American Funds Balanced Allocation Subaccount           208,758     1,769,730       956,807        795,006
MIST American Funds Growth Allocation Subaccount             263,999     1,998,210     1,016,715        586,219
MIST American Funds Moderate Allocation Subaccount           140,343     1,229,971       680,014        447,417
MIST BlackRock High Yield Subaccount                       1,330,500    10,472,840     3,948,031      4,406,127
MIST BlackRock Large Cap Core Subaccount                     581,544     5,227,904     1,439,838      1,907,717
MIST Clarion Global Real Estate Subaccount                 1,432,857    17,813,589     3,204,451      3,970,175
MIST Dreman Small Cap Value Subaccount                        97,126     1,222,662       448,107        525,795
MIST Harris Oakmark International Subaccount               2,520,446    37,709,962     3,532,436      9,211,787
MIST Invesco Small Cap Growth Subaccount                     166,322     2,117,281       448,417        476,714
MIST Janus Forty Subaccount                                1,356,481    99,096,198     3,586,391     26,752,371
MIST Lazard Mid Cap Subaccount                             1,071,100    11,178,619     1,225,627      3,509,103
MIST Legg Mason ClearBridge Aggressive Growth Subaccount      29,219       182,616       273,822        127,385
MIST Legg Mason Value Equity Subaccount                       33,784       180,557        57,474        118,278
MIST Lord Abbett Bond Debenture Subaccount                   538,600     6,288,923     2,483,500      3,518,103
MIST Lord Abbett Growth and Income Subaccount              2,355,339    61,139,237     2,224,874     12,392,624
MIST Lord Abbett Mid Cap Value Subaccount                    663,220    11,531,109     1,252,710      2,426,355
MIST MFS Emerging Markets Equity Subaccount                  151,396     1,425,229     1,154,693        635,282
MIST MFS Research International Subaccount                    70,356       624,149       436,103        498,886
MIST Oppenheimer Capital Appreciation Subaccount              58,119       289,266       101,817        145,297
MIST PIMCO Inflation Protected Bond Subaccount               648,980     7,092,911     4,271,552      3,012,530
MIST PIMCO Total Return Subaccount                         5,296,718    57,538,800    12,421,071     17,055,298
MIST Pioneer Fund Subaccount                                 107,541     1,398,079       386,166        559,330
MIST Pioneer Strategic Income Subaccount                   1,643,991    15,897,560     3,165,224      5,452,962
MIST Third Avenue Small Cap Value Subaccount               2,005,926    32,179,957     1,616,126      7,461,352
MIST Van Kampen Comstock Subaccount                          791,597     5,381,632       924,422      1,590,998
MFS Barclays Capital Aggregate Bond Index Subaccount         856,054     9,273,065     1,662,866      4,425,858

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS -- (CONTINUED)

                                                                                             FOR THE YEAR ENDED
                                                           AS OF DECEMBER 31, 2010            DECEMBER 31, 2010
                                                           ----------------------- ----------------------------
                                                                                         COST OF       PROCEEDS
                                                              SHARES      COST ($) PURCHASES ($) FROM SALES ($)
                                                           --------- ------------- ------------- --------------
MSF BlackRock Aggressive Growth Subaccount                   813,847    19,342,335     1,753,479      6,255,742
MSF BlackRock Bond Income Subaccount                         163,174    17,026,243     4,052,098      5,787,274
MSF BlackRock Diversified Subaccount                          76,129       995,398       378,221        311,216
MSF BlackRock Large Cap Value Subaccount                      62,533       570,117       406,445        132,761
MSF BlackRock Legacy Large Cap Growth Subaccount           2,029,094    36,077,411     1,331,446     15,470,328
MSF BlackRock Money Market Subaccount (a)                  1,328,210   132,820,965   162,592,854     29,771,894
MSF Davis Venture Value Subaccount                           501,627    16,625,818     1,228,705      4,412,245
MSF FI Value Leaders Subaccount                              135,968    23,928,379     2,237,669      5,796,829
MSF Jennison Growth Subaccount                               274,213     2,898,136       492,590      1,088,007
MSF MetLife Aggressive Allocation Subaccount               1,586,428    16,320,050     2,902,883      5,466,005
MSF MetLife Conservative Allocation Subaccount               901,269     9,525,369     3,979,660      3,301,395
MSF MetLife Conservative to Moderate Allocation Subaccount 1,148,524    12,004,474     3,395,792      3,081,380
MSF MetLife Moderate Allocation Subaccount                 5,032,741    52,664,291    12,211,495      9,275,366
MSF MetLife Moderate to Aggressive Allocation Subaccount   4,260,511    45,247,739     7,598,276      9,314,813
MSF MetLife Stock Index Subaccount                         1,775,812    46,074,133    34,317,617     20,532,186
MSF MFS Total Return Subaccount                              518,780    72,426,458     3,798,935     16,060,713
MSF MFS Value Subaccount                                   1,385,188    17,544,301     2,030,196      4,331,010
MSF Morgan Stanley EAFE Index Subaccount                     562,315     8,220,680       925,818      2,617,257
MSF Oppenheimer Global Equity Subaccount                      55,310       723,973       540,978        304,874
MSF Russell 2000 Index Subaccount                            741,431     9,055,274     3,645,337      4,983,363
MSF T. Rowe Price Large Cap Growth Subaccount                740,027    10,055,260     1,780,083      3,110,370
MSF T. Rowe Price Small Cap Growth Subaccount              2,122,108    27,078,283     3,681,944      6,245,073
MSF Western Asset Management U.S. Government Subaccount    2,008,285    23,954,277     4,993,673      6,827,745
Templeton Growth Fund Subaccount                           2,778,475    55,952,537     1,590,948     13,693,212

(a) For the period May 3, 2010 to December 31, 2010.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS

The Company sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's cash value. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portolio, series, or fund for the respective stated periods in the five years ended December 31, 2010:

                                                AS OF DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------- ---------------------------------------------
                                                                                            EXPENSE(2)         TOTAL(3)
                                                       UNIT VALUE            INVESTMENT(1)       RATIO           RETURN
                                                        LOWEST TO        NET        INCOME   LOWEST TO        LOWEST TO
                                          UNITS       HIGHEST ($) ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                     ---------- ----------------- ---------- ------------- ----------- -------------------
American Funds Global Growth    2010 22,744,836     1.559 - 1.706 36,353,392          1.46 0.15 - 1.50    10.10 - 11.58
  Subaccount                    2009 26,698,224     1.416 - 1.529 38,614,343          1.43 0.15 - 1.50    40.20 - 42.10
                                2008 27,352,554     1.010 - 1.076 28,102,008          1.83 0.15 - 1.50 (39.30) - (38.48)
                                2007 24,757,454     1.337 - 1.749 41,776,605          2.97 0.15 - 1.50     0.53 - 14.69
                                2006 14,934,255     1.471 - 1.525 22,183,955          0.85 0.15 - 1.50    18.63 - 20.27
American Funds Growth           2010 42,177,324     1.324 - 1.448 57,324,720          0.70 0.15 - 1.50    16.96 - 18.49
  Subaccount                    2009 50,297,453     1.132 - 1.222 58,200,193          0.67 0.15 - 1.50    37.38 - 39.18
                                2008 49,700,315     0.824 - 0.878 41,704,980          0.78 0.15 - 1.50 (44.85) - (44.04)
                                2007 52,687,765     1.494 - 1.569 79,822,524          0.87 0.15 - 1.50    10.67 - 12.15
                                2006 39,655,789     1.350 - 1.399 54,035,762          0.93 0.15 - 1.50     8.61 - 10.07
American Funds Growth-Income    2010 25,370,999     1.146 - 1.254 29,912,444          1.42 0.15 - 1.50     9.77 - 11.27
  Subaccount                    2009 30,582,235     1.044 - 1.127 32,699,726          1.62 0.25 - 1.50    29.21 - 30.96
                                2008 31,418,053     0.808 - 0.860 25,863,115          1.71 0.15 - 1.50 (38.74) - (37.95)
                                2007 33,231,194     1.319 - 1.386 44,513,497          1.65 0.15 - 1.50      3.45 - 4.92
                                2006 26,765,638     1.275 - 1.321 34,495,040          1.78 0.15 - 1.50    13.54 - 14.97
Fidelity VIP Contrafund         2010 25,691,131     1.506 - 2.010 40,085,425          0.97 0.25 - 1.50    15.23 - 16.63
  Subaccount                    2009 31,116,610     1.307 - 1.725 41,978,774          1.15 0.25 - 1.50    33.37 - 35.10
                                2008 33,313,038     0.980 - 1.297 33,536,392          0.74 0.15 - 1.50 (43.55) - (42.76)
                                2007 38,114,176     1.296 - 2.266 67,921,366          0.79 0.15 - 1.50     3.85 - 17.11
                                2006 33,838,541     1.502 - 1.935 51,868,704          1.02 0.15 - 1.50     6.76 - 11.27
Fidelity VIP Mid Cap            2010 25,040,105     2.311 - 2.815 60,059,957          0.12 0.25 - 1.50    26.63 - 28.22
  Subaccount                    2009 29,478,948     1.825 - 2.197 55,556,635          0.45 0.25 - 1.50    37.74 - 39.41
                                2008 33,210,479     1.325 - 1.577 45,296,516          0.24 0.25 - 1.50 (40.53) - (39.76)
                                2007 42,089,087     1.256 - 2.621 96,264,185          0.49 0.25 - 1.50   (1.64) - 15.06
                                2006 42,000,333     1.961 - 2.281 84,171,908          0.17 0.25 - 1.50    10.73 - 12.27
FTVIPT Franklin Small-Mid Cap   2010  6,749,868     1.181 - 1.332  8,334,809            -- 0.25 - 1.50    25.77 - 27.22
  Growth Securities Subaccount  2009  7,611,403     0.939 - 1.047  7,436,166            -- 0.25 - 1.50    41.42 - 43.23
                                2008  7,701,938     0.664 - 0.970  5,293,080            -- 0.15 - 1.50 (43.34) - (42.57)
                                2007  8,873,688     1.172 - 1.689 10,707,730            -- 0.15 - 1.50     9.53 - 11.05
                                2006  8,104,946     1.070 - 1.521  8,876,139            -- 0.15 - 1.50      7.11 - 8.57
FTVIPT Templeton Developing     2010 10,297,774     3.278 - 3.607 34,725,491          1.61 0.25 - 1.50    15.83 - 17.26
  Markets Securities Subaccount 2009 12,437,474     2.830 - 3.076 36,053,515          3.88 0.25 - 1.50    70.07 - 72.23
                                2008 12,062,878     1.664 - 1.786 20,486,063          2.80 0.25 - 1.50 (53.42) - (52.84)
                                2007 15,564,123     3.572 - 3.804 56,542,703          2.13 0.15 - 1.50    26.85 - 28.56
                                2006 12,487,406     2.816 - 2.959 35,608,473          1.15 0.15 - 1.50    19.06 - 27.93
FTVIPT Templeton Foreign        2010 13,052,603     1.439 - 1.564 19,257,460          1.91 0.25 - 1.50      6.75 - 8.09
  Securities Subaccount         2009 15,785,371     1.348 - 1.447 21,707,752          3.28 0.25 - 1.50    35.07 - 36.77
                                2008 17,214,077     0.998 - 1.063 17,471,936          2.44 0.15 - 1.50 (41.29) - (40.48)
                                2007 17,839,293     1.700 - 1.786 30,723,985          1.93 0.15 - 1.50    13.71 - 15.30
                                2006 15,517,244     1.495 - 1.549 23,403,181          1.23 0.15 - 1.50    19.70 - 21.21

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                    ----------------------------------------- ---------------------------------------------
                                                                                             EXPENSE(2)         TOTAL(3)
                                                       UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                        LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                          UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                    ----------- ----------------- ----------- ------------- ----------- -------------------
Janus Aspen Enterprise         2010  36,064,678     0.643 - 2.069  24,138,240            -- 0.25 - 1.50    23.65 - 25.25
  Subaccount                   2009  41,552,840     0.520 - 1.654  22,321,664            -- 0.25 - 1.50    42.47 - 43.98
                               2008  45,852,315     0.365 - 1.149  17,249,829          0.06 0.25 - 1.50 (44.70) - (43.94)
                               2007  51,999,676     0.660 - 2.054  35,220,236          0.07 0.25 - 1.50   (0.72) - 21.32
                               2006  52,539,789     0.551 - 1.693  29,522,752            -- 0.35 - 1.50    11.76 - 12.94
Janus Aspen Global Technology  2010   6,615,065     0.504 - 0.564   3,453,595            -- 0.45 - 1.50    22.63 - 23.96
  Subaccount                   2009   7,935,833     0.411 - 0.455   3,365,797            -- 0.35 - 1.50    54.51 - 55.82
                               2008   7,494,303     0.266 - 0.893   2,055,892          0.09 0.35 - 1.50 (44.81) - (44.15)
                               2007   8,532,547     0.482 - 1.599   4,229,648          0.32 0.35 - 1.50    19.90 - 21.32
                               2006   9,813,549     0.402 - 1.318   4,035,202            -- 0.35 - 1.50      6.07 - 7.46
LMPET ClearBridge Small Cap    2010   3,544,013     1.793 - 1.918   6,557,427            -- 0.80 - 1.50    23.06 - 23.90
  Value Subaccount             2009   4,438,808     1.457 - 1.548   6,645,666            -- 0.80 - 1.50    30.91 - 31.86
                               2008   5,026,806     1.113 - 1.174   5,730,458            -- 0.80 - 1.50 (36.87) - (36.45)
                               2007   6,344,685     1.763 - 1.848  11,437,141            -- 0.80 - 1.50   (4.03) - (3.30)
                               2006   7,631,798     1.837 - 1.911  14,281,820            -- 0.80 - 1.50     9.74 - 10.71
LMPIT Western Asset Corporate  2010   9,516,860     1.544 - 2.226  19,012,329          5.39 0.25 - 1.50     9.81 - 11.24
  Bond Subaccount              2009  12,047,772     1.390 - 2.005  21,818,222          6.61 0.25 - 1.50    31.72 - 33.29
                               2008  13,528,007     1.043 - 1.507  18,563,909          6.61 0.15 - 1.50 (24.17) - (23.09)
                               2007  17,316,275     1.360 - 1.966  31,317,655          5.11 0.15 - 1.50      0.11 - 1.47
                               2006  19,707,716     1.343 - 1.944  35,530,794          5.13 0.15 - 1.50      1.51 - 2.88
LMPVET ClearBridge Variable    2010  53,147,668     1.038 - 1.453  56,878,773          0.13 0.25 - 1.50    23.13 - 24.68
  Aggressive Growth Subaccount 2009  67,461,243     0.843 - 1.166  58,371,031            -- 0.25 - 1.50    32.55 - 34.30
                               2008  82,055,954     0.636 - 0.870  53,432,026            -- 0.25 - 1.50 (41.27) - (40.58)
                               2007 115,374,322     1.019 - 1.465 127,808,491          0.01 0.25 - 1.50      0.00 - 6.73
                               2006 151,408,447     0.957 - 1.448 164,897,342            -- 0.25 - 1.50      5.75 - 8.51
LMPVET ClearBridge Variable    2010  20,654,469     1.320 - 1.610  30,247,277          1.46 0.25 - 1.50    10.91 - 12.34
  Appreciation Subaccount      2009  26,741,658     1.274 - 1.436  35,152,752          2.05 0.35 - 1.50    20.30 - 21.72
                               2008  33,309,554     1.059 - 1.181  36,276,391          1.23 0.35 - 1.50 (30.37) - (29.59)
                               2007  41,211,556     1.521 - 1.679  64,436,090          1.00 0.35 - 1.50      6.81 - 8.06
                               2006  48,632,744     1.424 - 1.555  70,880,965          1.07 0.35 - 1.50    13.11 - 14.41
LMPVET ClearBridge Variable    2010   7,802,436     1.222 - 1.390   9,870,562          3.82 0.25 - 1.50    10.59 - 12.01
  Equity Income Builder        2009   9,367,865     1.105 - 1.244  10,668,962          3.27 0.45 - 1.50    21.03 - 22.44
  Subaccount                   2008  11,719,327     0.913 - 1.016  11,002,761          0.92 0.15 - 1.50 (35.97) - (35.12)
  (Commenced 4/30/2007)        2007  16,367,116     1.426 - 1.571  23,965,580          1.27 0.15 - 1.50    (0.33) - 1.00
LMPVET ClearBridge Variable    2010  16,031,158     0.865 - 1.196  14,282,325          1.64 0.25 - 1.50    14.87 - 16.23
  Fundamental All Cap Value    2009  19,129,489     0.753 - 1.029  14,750,377          1.29 0.25 - 1.50    27.41 - 29.11
  Subaccount                   2008  23,505,313     0.591 - 0.797  14,156,182          1.55 0.25 - 1.50 (37.53) - (36.75)
  (Commenced 4/30/2007)        2007  31,166,437     0.946 - 1.260  29,933,162          1.09 0.25 - 1.50   (5.02) - (4.18)
LMPVET ClearBridge Variable    2010   6,467,759     1.455 - 1.815  10,716,004          0.11 0.35 - 1.50      8.13 - 9.40
  Large Cap Growth Subaccount  2009   8,596,399     1.330 - 1.660  13,110,870          0.25 0.35 - 1.50    40.30 - 41.94
                               2008  11,138,936     0.740 - 1.171  12,086,421          0.25 0.25 - 1.50 (38.23) - (37.45)
                               2007  16,163,378     1.183 - 1.876  28,383,398          0.04 0.25 - 1.50      3.71 - 5.06
                               2006  20,512,348     1.126 - 1.790  34,543,707          0.14 0.25 - 1.50      3.08 - 4.36

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                               AS OF DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                    --------------------------------------- ---------------------------------------------
                                                                                           EXPENSE(2)         TOTAL(3)
                                                      UNIT VALUE            INVESTMENT(1)       RATIO           RETURN
                                                       LOWEST TO        NET        INCOME   LOWEST TO        LOWEST TO
                                         UNITS       HIGHEST ($) ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                    ---------- ----------------- ---------- ------------- ----------- -------------------
LMPVET ClearBridge Variable    2010 10,494,734     1.177 - 1.673 16,016,931          2.90 0.25 - 1.50      7.84 - 9.18
  Large Cap Value Subaccount   2009 13,260,650     1.078 - 1.535 18,710,616          1.84 0.25 - 1.50    22.64 - 24.19
                               2008 16,837,787     1.052 - 1.239 19,310,443          1.09 0.35 - 1.50 (36.58) - (35.85)
                               2007 25,798,788     1.640 - 1.933 46,652,154          1.10 0.35 - 1.50      2.33 - 3.54
                               2006 33,418,305     1.584 - 1.869 58,826,828          1.56 0.35 - 1.50    16.51 - 17.86
LMPVET ClearBridge Variable    2010  5,200,645     1.387 - 2.007  7,541,217            -- 0.25 - 1.50    23.29 - 24.89
  Small Cap Growth Subaccount  2009  6,349,292     1.125 - 1.607  7,404,134            -- 0.25 - 1.50    40.63 - 42.46
  (Commenced 4/30/2007)        2008  6,683,802     0.800 - 1.128  5,507,429            -- 0.25 - 1.50 (41.56) - (40.88)
                               2007  7,779,167     1.369 - 1.908 10,930,185            -- 0.25 - 1.50      1.33 - 2.31
LMPVET Investment Counsel      2010  5,132,056     1.271 - 1.372  6,720,997          1.26 0.35 - 1.50    10.52 - 11.73
  Variable Social Awareness    2009  6,209,267     1.150 - 1.221  7,321,280          1.49 0.45 - 1.50    20.93 - 22.34
  Portfolio Subaccount         2008  7,300,287     0.951 - 0.998  7,073,427          1.77 0.45 - 1.50 (26.28) - (25.58)
                               2007  8,987,334     1.290 - 1.341 11,770,946          1.49 0.45 - 1.50     9.23 - 10.46
                               2006  8,106,582     1.181 - 1.214  9,642,855          0.48 0.45 - 1.50      6.11 - 7.15
LMPVIT Western Asset Variable  2010  2,546,601     0.993 - 1.072  2,598,236          1.07 0.45 - 1.50      7.58 - 8.72
  Adjustable Rate Income       2009  2,332,793     0.923 - 0.986  2,202,849          2.68 0.45 - 1.50    15.66 - 16.82
  Subaccount                   2008  1,482,702     0.798 - 0.844  1,207,050          4.79 0.45 - 1.50 (22.37) - (21.49)
                               2007  1,847,473     1.028 - 1.075  1,931,576          5.35 0.45 - 1.50    (0.19) - 0.84
                               2006  1,636,425     1.030 - 1.066  1,707,402          5.25 0.45 - 1.50      2.59 - 3.70
LMPVIT Western Asset Variable  2010  2,071,026     1.449 - 1.580  3,127,840          3.61 0.80 - 1.50     9.86 - 10.64
  Diversified Strategic Income 2009  2,338,378     1.319 - 1.428  3,191,203          5.10 0.80 - 1.50    17.56 - 18.41
  Subaccount                   2008  2,706,138     1.122 - 1.206  3,130,261          5.68 0.80 - 1.50 (14.87) - (14.28)
                               2007  3,635,788     1.318 - 1.408  4,928,516          4.61 0.80 - 1.50      0.46 - 1.22
                               2006  4,453,808     1.312 - 1.391  6,000,045          5.57 0.80 - 1.50      3.80 - 4.52
LMPVIT Western Asset Variable  2010  7,236,148     1.915 - 2.183 14,509,117          8.62 0.25 - 1.50    13.25 - 14.65
  Global High Yield Bond       2009  8,356,675     1.691 - 1.908 14,726,852         10.62 0.25 - 1.50    53.17 - 55.21
  Subaccount                   2008  8,995,288     1.104 - 1.232 10,305,122          9.74 0.25 - 1.50 (31.85) - (31.02)
                               2007 12,211,459     1.620 - 1.789 20,484,958          6.67 0.15 - 1.50   (1.52) - (0.17)
                               2006 14,146,502     1.645 - 1.798 23,967,169          5.68 0.15 - 1.50     9.01 - 10.42
MIST American Funds Balanced   2010  2,055,809     0.987 - 1.021  2,041,602          1.13 0.25 - 1.50    10.53 - 11.95
  Allocation Subaccount        2009  1,910,898     0.893 - 0.912  1,715,696            -- 0.25 - 1.50    27.39 - 29.00
  (Commenced 4/28/2008)        2008    489,735     0.701 - 0.707    343,550          3.53 0.25 - 1.50 (29.90) - (29.36)
MIST American Funds Growth     2010  2,571,138     0.939 - 0.971  2,444,599          0.89 0.25 - 1.50    11.79 - 13.17
  Allocation Subaccount        2009  2,078,888     0.840 - 0.858  1,760,122            -- 0.25 - 1.50    32.08 - 33.85
  (Commenced 4/28/2008)        2008    626,374     0.636 - 0.641    400,274          9.59 0.25 - 1.50 (36.41) - (35.86)
MIST American Funds Moderate   2010  1,375,796     1.011 - 1.046  1,401,985          1.53 0.25 - 1.50      8.24 - 9.64
  Allocation Subaccount        2009  1,143,572     0.934 - 0.954  1,074,590            -- 0.25 - 1.50    21.61 - 23.10
  (Commenced 4/28/2008)        2008    264,123     0.768 - 0.774    203,761          8.97 0.45 - 1.50 (23.20) - (22.75)
MIST BlackRock High Yield      2010  5,684,281     1.721 - 2.388 11,575,312          6.64 0.14 - 1.39    14.46 - 15.95
  Subaccount                   2009  6,173,534     1.499 - 2.063 11,099,626          5.41 0.14 - 1.39    45.23 - 46.94
  (Commenced 5/1/2006)         2008  5,508,096     1.029 - 1.407  6,770,738          7.60 0.14 - 1.39 (25.29) - (24.29)
                               2007  6,556,824     1.092 - 1.862 10,715,479          9.40 0.14 - 1.39    (1.71) - 2.42
                               2006  5,732,961     1.352 - 1.820  9,206,753            -- 0.35 - 1.50      5.48 - 6.26

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                     ---------------------------------------- ---------------------------------------------
                                                                                             EXPENSE(2)         TOTAL(3)
                                                       UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                        LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                          UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                     ---------- ----------------- ----------- ------------- ----------- -------------------
MIST BlackRock Large Cap Core 2010    5,139,926     0.936 - 1.350   5,030,290          1.25 0.25 - 1.50    10.90 - 12.28
  Subaccount                    2009  5,709,035     0.844 - 1.203   5,001,122          1.43 0.25 - 1.50    17.55 - 18.99
  (Commenced 5/1/2006)          2008  6,172,417     0.718 - 1.013   4,595,078          0.58 0.35 - 1.50 (38.26) - (37.51)
                                2007  6,632,766     1.163 - 1.621   7,972,300          0.68 0.35 - 1.50    (0.09) - 5.30
                                2006  6,174,898     1.109 - 1.528   7,047,279            -- 0.35 - 1.50      5.92 - 6.78
MIST Clarion Global Real Estate 2010 16,008,968     0.900 - 0.954  14,658,090          8.48 0.25 - 1.50    14.65 - 16.06
  Subaccount                    2009 18,305,563     0.785 - 0.822  14,572,699          3.46 0.25 - 1.50    33.05 - 34.75
  (Commenced 5/1/2006)          2008 18,754,041     0.590 - 0.612  11,173,783          2.11 0.15 - 1.50 (42.44) - (41.60)
                                2007 22,244,196     1.025 - 1.048  22,939,411          1.23 0.15 - 1.50 (16.05) - (14.94)
                                2006 25,944,264     1.221 - 1.232  31,750,269            -- 0.15 - 1.50    21.73 - 27.56
MIST Dreman Small Cap Value     2010  1,056,417     1.327 - 1.410   1,442,258          0.81 0.35 - 1.50    17.75 - 19.09
  Subaccount                    2009  1,117,238     1.127 - 1.184   1,286,771          0.92 0.35 - 1.50    27.20 - 28.70
  (Commenced 5/1/2006)          2008  1,258,253     0.886 - 0.920   1,133,729          0.90 0.35 - 1.50 (26.35) - (25.51)
                                2007  1,879,134     1.203 - 1.235   2,286,760            -- 0.35 - 1.50   (8.99) - (1.44)
                                2006    548,281     1.234 - 1.250     681,541          0.84 0.45 - 1.50      6.66 - 7.39
MIST Harris Oakmark             2010 20,233,859     1.536 - 2.004  34,731,725          2.14 0.25 - 1.50    14.91 - 16.36
  International Subaccount      2009 24,195,116     1.320 - 1.724  36,052,702          8.07 0.25 - 1.50    53.15 - 55.11
  (Commenced 5/1/2006)          2008 26,922,891     0.851 - 1.129  26,084,587          2.05 0.15 - 1.50 (41.58) - (40.80)
                                2007 34,706,296     1.186 - 1.907  57,585,252          0.93 0.14 - 1.49  (10.08) - (1.04)
                                2006 37,023,292     1.455 - 1.927  62,666,510            -- 0.11 - 1.46    10.27 - 18.95
MIST Invesco Small Cap Growth   2010  1,824,436     1.260 - 1.346   2,360,050            -- 0.25 - 1.50    24.63 - 26.15
  Subaccount                    2009  1,835,285     1.011 - 1.067   1,898,640            -- 0.25 - 1.50    32.16 - 33.88
  (Commenced 5/1/2006)          2008  1,890,537     0.765 - 0.797   1,470,794            -- 0.25 - 1.50 (39.53) - (38.79)
                                2007  1,826,384     1.265 - 1.302   2,336,870            -- 0.25 - 1.50   (6.80) - 10.96
                                2006    289,713     1.153 - 1.168     336,213            -- 0.45 - 1.50    (0.69) - 0.34
MIST Janus Forty Subaccount     2010 34,460,801     1.320 - 3.053  94,777,304          1.80 0.25 - 1.50      8.07 - 9.36
  (Commenced 5/1/2006)          2009 43,938,493     1.207 - 2.796 111,313,739            -- 0.25 - 1.50    41.06 - 42.84
                                2008 51,840,997     0.845 - 1.961  92,709,301          6.11 0.25 - 1.50 (42.73) - (41.96)
                                2007 63,083,065     1.456 - 3.388 196,457,277          0.18 0.25 - 1.50    28.50 - 30.12
                                2006 77,758,643     1.119 - 2.609 188,194,781            -- 0.25 - 1.50      2.63 - 3.42
MIST Lazard Mid Cap             2010  4,644,589     1.702 - 2.903  12,231,904          1.09 0.25 - 1.50    21.42 - 22.89
  Subaccount                    2009  5,678,164     0.932 - 2.366  12,226,435          1.40 0.25 - 1.50    34.68 - 36.53
  (Commenced 4/30/2007)         2008  6,450,132     0.692 - 1.733  10,266,976          0.06 0.15 - 1.50 (39.19) - (38.27)
                                2007    625,316     1.138 - 1.176     722,294            -- 0.25 - 1.50 (13.37) - (10.50)
MIST Legg Mason ClearBridge     2010    278,381     0.748 - 0.830     215,870            -- 0.45 - 1.50    21.82 - 23.15
  Aggressive Growth Subaccount  2009     62,719     0.614 - 0.674      40,090            -- 0.45 - 1.50    31.20 - 32.42
  (Commenced 4/28/2008)         2008     20,596     0.468 - 0.509      10,021            -- 0.45 - 1.50 (37.05) - (36.60)
MIST Legg Mason Value Equity    2010    322,785     0.664 - 0.701     220,213          1.96 0.45 - 1.50      5.73 - 6.86
  Subaccount                    2009    413,870     0.628 - 0.656     266,083          1.03 0.45 - 1.50    35.93 - 37.24
  (Commenced 4/28/2008)         2008     45,465     0.462 - 0.478      21,346            -- 0.45 - 1.50 (47.83) - (47.45)
MIST Lord Abbett Bond           2010  4,662,722     1.458 - 1.584   6,990,997          6.18 0.25 - 1.50    11.55 - 12.90
  Debenture Subaccount          2009  5,654,598     1.307 - 1.403   7,555,607          7.38 0.25 - 1.50    35.02 - 36.74
  (Commenced 5/1/2006)          2008  4,525,808     0.968 - 1.026   4,457,929          4.43 0.25 - 1.50 (19.60) - (18.64)
                                2007  5,173,955     1.141 - 1.256   6,313,283          5.20 0.30 - 1.50      2.52 - 6.44
                                2006  2,853,417     1.144 - 1.180   3,292,324            -- 0.35 - 1.50      4.86 - 5.73

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                 AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                     ----------------------------------------- ---------------------------------------------
                                                                                              EXPENSE(2)         TOTAL(3)
                                                        UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                         LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                           UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                     ----------- ----------------- ----------- ------------- ----------- -------------------
MIST Lord Abbett Growth and     2010  54,562,024     0.928 - 0.983  51,511,248          1.07 0.25 - 1.50    15.28 - 16.69
  Income Subaccount             2009  66,665,501     0.805 - 0.843  54,354,538          2.22 0.25 - 1.50    16.67 - 18.23
  (Commenced 5/1/2006)          2008  81,095,174     0.690 - 0.715  56,469,649          1.61 0.15 - 1.50 (37.27) - (36.44)
                                2007 111,231,317     1.100 - 1.125 123,113,837          0.81 0.15 - 1.50      2.14 - 3.59
                                2006 120,542,333     1.077 - 1.086 130,087,490            -- 0.15 - 1.50      7.59 - 8.49
MIST Lord Abbett Mid Cap Value  2010   8,116,269     1.260 - 1.369  10,505,340          0.61 0.25 - 1.50    23.65 - 25.14
  Subaccount                    2009   9,178,381     1.019 - 1.094   9,552,525          2.16 0.25 - 1.50    24.72 - 26.33
  (Commenced 4/30/2007)         2008   9,572,357     0.817 - 0.866   7,963,985          0.59 0.25 - 1.50 (39.70) - (38.97)
                                2007  11,509,990     1.355 - 1.419  15,817,424            -- 0.25 - 1.50  (10.09) - (9.27)
MIST MFS Emerging Markets       2010   1,362,972     1.267 - 1.343   1,762,199          1.14 0.25 - 1.50    22.18 - 23.66
  Equity Subaccount             2009     915,305     1.037 - 1.078     965,611          0.94 0.25 - 1.50    66.72 - 68.63
  (Commenced 4/28/2008)         2008     100,899     0.622 - 0.640      63,626            -- 0.45 - 1.50 (54.06) - (53.73)
MIST MFS Research International 2010     479,118     1.437 - 1.626     717,603          1.71 0.25 - 1.50     9.78 - 11.14
  Subaccount                    2009     518,108     1.309 - 1.463     708,232          2.10 0.25 - 1.50    29.60 - 31.21
  (Commenced 4/28/2008)         2008     139,001     1.010 - 1.097     144,520            -- 0.45 - 1.50 (41.66) - (41.24)
MIST Oppenheimer Capital        2010     396,383     0.853 - 0.965     358,540          0.70 0.25 - 1.50      8.11 - 9.41
  Appreciation Subaccount       2009     445,376     0.789 - 0.866     370,647            -- 0.45 - 1.50    41.91 - 43.38
  (Commenced 4/28/2008)         2008     205,192     0.556 - 0.604     120,355            -- 0.45 - 1.50 (43.95) - (43.54)
MIST PIMCO Inflation Protected  2010   5,953,369     1.210 - 1.298   7,417,798          2.36 0.25 - 1.50      6.42 - 7.81
  Bond Subaccount               2009   5,095,388     1.137 - 1.204   5,930,901          3.59 0.25 - 1.50    16.62 - 18.04
  (Commenced 4/30/2007)         2008   3,534,902     0.975 - 1.020   3,514,612          3.61 0.25 - 1.50   (8.28) - (7.10)
                                2007   2,145,901     1.061 - 1.092   2,313,367            -- 0.35 - 1.50      6.42 - 7.18
MIST PIMCO Total Return         2010  36,724,586     1.699 - 1.918  65,149,627          3.60 0.15 - 1.50      6.52 - 8.00
  Subaccount                    2009  40,592,877     1.595 - 1.777  67,191,036            -- 0.15 - 1.50    11.77 - 12.80
  (Commenced 5/4/2009)
MIST Pioneer Fund Subaccount    2010     976,556     1.518 - 1.645   1,521,610          0.92 0.45 - 1.50    14.48 - 15.68
  (Commenced 5/1/2006)          2009   1,101,087     1.326 - 1.422   1,491,963          1.98 0.45 - 1.50    22.10 - 23.33
                                2008   1,136,510     1.086 - 1.153   1,259,023          1.12 0.45 - 1.50 (33.86) - (33.12)
                                2007   1,233,277     1.642 - 1.724   2,063,241          0.82 0.45 - 1.50      3.47 - 4.48
                                2006   1,110,207     1.587 - 1.650   1,784,065            -- 0.45 - 1.50      7.59 - 8.41
MIST Pioneer Strategic Income   2010   8,148,743     2.135 - 2.481  18,330,488          5.07 0.25 - 1.50    10.51 - 11.92
  Subaccount                    2009   9,586,929     1.932 - 2.222  19,387,744          5.33 0.25 - 1.50    31.07 - 32.73
  (Commenced 5/1/2006)          2008   9,877,932     1.474 - 1.677  15,155,440          6.79 0.15 - 1.50 (12.05) - (10.87)
                                2007  10,756,223     1.663 - 1.887  18,725,754          0.69 0.15 - 1.50      4.12 - 6.51
                                2006   9,453,165     1.565 - 1.778  15,577,984          4.95 0.15 - 1.50      3.64 - 4.56
MIST Third Avenue Small Cap     2010  16,878,853     1.725 - 1.914  30,068,815          1.21 0.15 - 1.50    18.07 - 19.70
  Value Subaccount              2009  20,701,683     1.461 - 1.599  31,063,584          1.19 0.15 - 1.50    24.55 - 26.30
  (Commenced 11/9/2006)         2008  24,822,959     1.173 - 1.266  29,765,747          0.76 0.15 - 1.50 (30.84) - (29.94)
                                2007  32,107,267     1.129 - 1.807  55,507,464          0.29 0.15 - 1.50  (10.04) - (3.28)
                                2006   5,858,474     1.776 - 1.859  10,564,321            -- 0.25 - 1.50      2.13 - 2.33
MIST Van Kampen Comstock        2010   5,032,178     1.463 - 1.611   7,535,928          1.54 0.25 - 1.50    13.15 - 14.66
  Subaccount                    2009   5,554,429     1.293 - 1.405   7,320,333            -- 0.25 - 1.50    30.08 - 31.19
  (Commenced 5/4/2009)

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                    ----------------------------------------- ---------------------------------------------
                                                                                             EXPENSE(2)         TOTAL(3)
                                                       UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                        LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                          UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                    ----------- ----------------- ----------- ------------- ----------- -------------------
MSF Barclays Capital Aggregate 2010   6,016,730     1.542 - 1.658   9,562,117          3.80 0.80 - 1.50      4.47 - 5.20
  Bond Index Subaccount        2009   7,949,359     1.476 - 1.576  12,062,904          6.47 0.80 - 1.50      3.58 - 4.37
  (Commenced 11/12/2007)       2008   9,205,100     1.425 - 1.510  13,443,078          4.78 0.80 - 1.50      4.40 - 5.15
                               2007  10,832,821     1.365 - 1.436  15,118,773            -- 0.80 - 1.50      1.26 - 1.36
MSF BlackRock Aggressive       2010  32,234,861     0.650 - 0.733  21,737,839            -- 0.25 - 1.50    13.44 - 14.89
  Growth Subaccount            2009  39,511,476     0.573 - 1.007  23,331,549          0.07 0.25 - 1.50    46.92 - 49.07
  (Commenced 5/1/2006)         2008  46,369,838     0.390 - 0.687  18,529,527            -- 0.15 - 1.50 (46.50) - (45.82)
                               2007  58,627,372     0.729 - 1.268  43,701,285            -- 0.15 - 1.50    18.54 - 20.30
                               2006  69,810,060     0.615 - 1.054  43,686,015            -- 0.15 - 1.50   (2.23) - (1.49)
MSF BlackRock Bond Income      2010  10,536,877     1.442 - 1.857  17,678,147          3.76 0.25 - 1.50      6.75 - 8.09
  Subaccount                   2009  11,864,145     1.336 - 1.722  18,658,157          6.91 0.25 - 1.50      7.85 - 9.22
  (Commenced 5/1/2006)         2008  12,433,093     1.224 - 1.580  18,057,482          5.20 0.25 - 1.50   (4.89) - (3.73)
                               2007  14,865,820     1.272 - 1.644  22,691,502          3.45 0.25 - 1.50      4.69 - 6.01
                               2006  18,563,848     1.201 - 1.553  27,061,067            -- 0.35 - 1.50      3.99 - 4.71
MSF BlackRock Diversified      2010   1,075,238     1.080 - 1.156   1,197,431          1.95 0.25 - 1.50      8.00 - 9.37
  Subaccount                   2009   1,023,004     1.000 - 1.057   1,047,686            -- 0.25 - 1.50    18.34 - 19.30
  (Commenced 5/4/2009)
MSF BlackRock Large Cap Value  2010     561,438     1.094 - 1.199     636,529          0.88 0.45 - 1.50      7.25 - 8.51
  Subaccount                   2009     305,929     1.020 - 1.123     319,432          1.33 0.25 - 1.50     9.44 - 10.86
  (Commenced 4/28/2008)        2008     148,898     0.932 - 1.000     141,061            -- 0.45 - 1.50 (31.82) - (31.33)
MSF BlackRock Legacy           2010  36,521,315     0.968 - 1.729  55,698,641          0.24 0.25 - 1.50    18.00 - 19.51
  Large Cap Growth Subaccount  2009  46,761,419     0.810 - 1.450  60,449,764            -- 0.25 - 1.50    29.46 - 30.56
  (Commenced 4/28/2008)        2008     101,153     1.970 - 2.286     213,221            -- 0.45 - 1.50 (35.35) - (34.88)
MSF BlackRock Money Market     2010 108,966,600     1.162 - 1.333 132,820,936            -- 0.15 - 1.50   (1.02) - (0.08)
  Subaccount
  (Commenced 5/3/2010)
MSF Davis Venture Value        2010  14,096,580     1.071 - 1.221  15,675,792          1.04 0.25 - 1.50    10.41 - 11.75
  Subaccount                   2009  17,222,536     0.970 - 1.186  17,312,557          1.61 0.25 - 1.50    30.03 - 31.59
  (Commenced 4/28/2008)        2008  19,734,061     0.746 - 0.902  15,199,784            -- 0.25 - 1.50 (38.23) - (37.70)
MSF FI Value Leaders           2010  10,876,996     1.171 - 1.959  19,238,043          1.58 0.25 - 1.50    12.76 - 14.13
  Subaccount                   2009  13,150,459     1.026 - 1.720  20,547,640          2.73 0.25 - 1.50    19.86 - 21.42
  (Commenced 5/1/2006)         2008  14,832,560     0.845 - 1.419  19,274,062          1.90 0.25 - 1.50 (39.92) - (39.16)
                               2007  19,079,018     1.389 - 2.338  41,111,692          0.89 0.15 - 1.50      2.57 - 3.94
                               2006  24,081,006     1.337 - 2.256  50,724,123            -- 0.15 - 1.50      2.63 - 3.56
MSF Jennison Growth Subaccount 2010   3,804,953     0.837 - 1.298   3,293,224          0.40 0.25 - 1.50     9.70 - 11.06
  (Commenced 4/28/2008)        2009   4,518,520     0.763 - 1.170   3,551,643            -- 0.35 - 1.50    37.48 - 39.12
                               2008   4,571,520     0.555 - 0.841   2,603,376            -- 0.35 - 1.50 (33.72) - (33.20)
MSF MetLife Aggressive         2010  17,829,827     0.933 - 0.989  16,943,031          1.01 0.25 - 1.50    13.92 - 15.40
  Allocation Subaccount        2009  20,781,686     0.819 - 0.857  17,264,729          2.12 0.25 - 1.50    29.59 - 31.04
  (Commenced 5/2/2005 and      2008  18,189,694     0.632 - 0.654  11,612,887          0.48 0.25 - 1.50 (41.32) - (40.55)
  began transactions in 2006)  2007  12,765,208     1.077 - 1.100  13,840,838          0.05 0.25 - 1.50    (4.60) - 3.00
                               2006   3,762,796     1.059 - 1.068   3,994,726            -- 0.25 - 1.50     2.01 - 14.16

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                 AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                      ---------------------------------------- ---------------------------------------------
                                                                                              EXPENSE(2)         TOTAL(3)
                                                        UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                         LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                           UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                      ---------- ----------------- ----------- ------------- ----------- -------------------
MSF MetLife Conservative         2010  8,619,245     1.177 - 1.248  10,310,485          3.63 0.25 - 1.50      8.48 - 9.76
  Allocation Subaccount          2009  8,220,661     1.085 - 1.137   9,049,833          3.14 0.25 - 1.50    18.71 - 20.32
  (Commenced 5/2/2005 and        2008  6,899,253     0.914 - 0.945   6,371,139          0.89 0.25 - 1.50 (15.68) - (14.63)
  began transactions in 2006)    2007  4,717,920     1.084 - 1.107   5,148,762            -- 0.25 - 1.50      4.03 - 5.33
                                 2006  1,353,245     1.042 - 1.051   1,413,873            -- 0.25 - 1.50      4.20 - 6.95
MSF MetLife Conservative to      2010 11,364,009     1.119 - 1.186  12,955,313          3.36 0.25 - 1.50     9.92 - 11.26
  Moderate Allocation Subaccount 2009 11,330,188     1.018 - 1.066  11,706,334          3.17 0.25 - 1.50    21.77 - 23.38
  (Commenced 5/2/2005 and        2008 10,552,696     0.836 - 0.864   8,914,770          0.97 0.25 - 1.50 (22.74) - (21.81)
  began transactions in 2006)    2007  8,183,025     1.082 - 1.105   8,911,464            -- 0.25 - 1.50      0.73 - 4.54
                                 2006  3,430,769     1.048 - 1.057   3,604,339            -- 0.25 - 1.50      4.78 - 7.56
MSF MetLife Moderate Allocation  2010 51,875,235     1.058 - 1.127  55,863,404          2.54 0.15 - 1.50    11.49 - 13.04
  Subaccount                     2009 49,556,025     0.949 - 0.997  47,682,963          2.92 0.15 - 1.50    24.70 - 26.36
  (Commenced 5/2/2005 and        2008 45,976,294     0.761 - 0.789  35,351,749          0.77 0.15 - 1.50 (29.73) - (28.73)
  began transactions in 2006)    2007 34,491,075     1.083 - 1.107  37,583,555          0.01 0.15 - 1.50    (0.45) - 4.14
                                 2006 11,257,534     1.053 - 1.062  11,885,787            -- 0.25 - 1.50   (0.09) - 10.76
MSF MetLife Moderate to          2010 45,838,697     0.994 - 1.054  46,482,164          2.08 0.25 - 1.50    12.95 - 14.44
  Aggressive Allocation          2009 48,204,317     0.880 - 0.921  43,054,967          2.50 0.25 - 1.50    27.17 - 28.81
  Subaccount                     2008 43,202,609     0.692 - 0.717  30,219,686          0.58 0.15 - 1.50 (36.10) - (35.23)
  (Commenced 5/2/2005 and        2007 35,110,067     1.083 - 1.107  38,260,256          0.03 0.15 - 1.50    (2.13) - 3.56
  began transactions in 2006)    2006 13,589,543     1.058 - 1.067  14,409,995            -- 0.25 - 1.50     1.72 - 11.23
MSF MetLife Stock Index          2010 49,509,915     1.030 - 4.892  52,759,331          1.25 0.25 - 1.50    12.78 - 14.56
  Subaccount                     2009 29,874,592     0.910 - 4.284  34,059,091          0.72 0.25 - 1.50    24.32 - 28.96
  (Commenced 4/30/2007)          2008  8,152,794     0.732 - 0.771   6,107,716          2.07 0.80 - 1.50 (38.02) - (37.62)
                                 2007  9,695,390     1.181 - 1.236  11,688,093            -- 0.80 - 1.50      1.03 - 1.18
MSF MFS Total Return             2010 30,700,736     1.446 - 2.455  66,958,967          2.95 0.15 - 1.50      8.20 - 9.73
  Subaccount                     2009 37,243,351     1.320 - 2.245  74,898,873          4.22 0.15 - 1.50    16.62 - 18.14
  (Commenced 5/1/2006)           2008 45,149,009     1.118 - 1.905  77,625,919          3.55 0.15 - 1.50 (23.47) - (22.42)
                                 2007 60,419,011     1.442 - 2.463 135,557,250          2.02 0.15 - 1.50      2.63 - 4.05
                                 2006 69,247,070     1.388 - 2.375 151,649,919            -- 0.15 - 1.50      6.93 - 7.90
MSF MFS Value Subaccount         2010 12,822,761     1.294 - 1.407  17,051,612          1.44 0.25 - 1.50     9.75 - 11.14
  (Commenced 5/1/2006)           2009 14,756,785     1.179 - 1.266  17,813,540            -- 0.25 - 1.50    18.97 - 20.57
                                 2008 13,905,450     0.991 - 1.055  14,039,264          1.95 0.15 - 1.50 (33.49) - (32.63)
                                 2007 13,145,213     1.243 - 1.566  19,905,950            -- 0.15 - 1.50    (2.20) - 7.48
                                 2006  7,459,225     1.406 - 1.457  10,595,455          1.80 0.15 - 1.50    10.62 - 15.82
MSF Morgan Stanley EAFE Index    2010  7,064,398     0.918 - 0.987   6,719,641          2.85 0.80 - 1.50      6.62 - 7.32
  Subaccount                     2009  9,185,036     0.861 - 0.920   8,146,078          4.28 0.80 - 1.50    26.80 - 27.60
  (Commenced 11/12/2007)         2008  9,522,924     0.679 - 0.721   6,636,460          3.10 0.80 - 1.50 (42.99) - (42.50)
                                 2007 11,858,570     1.191 - 1.254  14,447,916            -- 0.80 - 1.50   (1.47) - (1.36)
MSF Oppenheimer Global Equity    2010    429,120     1.843 - 2.131     849,532          1.38 0.45 - 1.50    14.19 - 15.44
  Subaccount                     2009    300,120     1.614 - 1.846     513,570          0.88 0.45 - 1.50    37.71 - 39.11
  (Commenced 4/28/2008)          2008     40,319     1.172 - 1.327      49,250            -- 0.45 - 1.50 (38.11) - (37.67)
MSF Russell 2000 Index           2010  7,227,850     1.326 - 1.425   9,883,253          1.11 0.80 - 1.50    24.98 - 25.88
  Subaccount                     2009  8,445,409     1.061 - 1.132   9,192,539          2.05 0.80 - 1.50    24.24 - 24.94
  (Commenced 11/12/2007)         2008  9,012,674     0.854 - 0.906   7,872,190          1.33 0.80 - 1.50 (34.46) - (33.97)
                                 2007 10,604,799     1.304 - 1.373  14,106,545            -- 0.80 - 1.50   (0.76) - (0.65)

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONCLUDED)

                                             AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                  ---------------------------------------- ---------------------------------------------
                                                                                          EXPENSE(2)         TOTAL(3)
                                                    UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                     LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                       UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                  ---------- ----------------- ----------- ------------- ----------- -------------------
MSF T. Rowe Price Large Cap  2010 10,241,192     1.065 - 1.129  11,085,553          0.07 0.25 - 1.50    15.01 - 16.51
  Growth Subaccount          2009 11,486,344     0.926 - 0.969  10,767,502          0.33 0.25 - 1.50    40.94 - 42.71
  (Commenced 5/1/2006)       2008 11,697,424     0.657 - 0.681   7,753,403          0.31 0.15 - 1.50 (42.87) - (42.09)
                             2007 13,337,669     1.150 - 1.265  15,424,469          0.18 0.15 - 1.50    (2.24) - 8.99
                             2006 12,905,627     1.070 - 1.079  13,832,284            -- 0.15 - 1.50      7.21 - 8.12
MSF T. Rowe Price Small Cap  2010 23,422,457     1.305 - 1.575  33,720,283            -- 0.25 - 1.50    32.76 - 34.40
  Growth Subaccount          2009 25,568,523     1.038 - 1.174  27,623,015          0.06 0.35 - 1.50    36.58 - 38.12
  (Commenced 4/28/2008)      2008 29,535,497     0.760 - 0.862  23,255,195            -- 0.15 - 1.50 (34.23) - (33.76)
MSF Western Asset Management 2010 20,275,337     1.174 - 1.267  24,440,810          2.67 0.20 - 1.35      4.45 - 5.58
  U.S. Government Subaccount 2009 22,260,823     1.124 - 1.200  25,592,881          4.73 0.20 - 1.35      2.93 - 4.08
  (Commenced 5/1/2006)       2008 24,981,019     1.092 - 1.163  27,772,637          4.45 0.00 - 1.35   (1.71) - (0.43)
                             2007 28,737,445     1.111 - 1.168  32,383,239          2.74 0.00 - 1.35      2.97 - 4.38
                             2006 31,156,246     1.079 - 1.119  33,944,418            -- 0.00 - 1.35      3.55 - 4.48
Templeton Growth Fund        2010 23,259,300     1.490 - 2.366  49,429,065          1.53 0.25 - 1.50      5.93 - 7.27
  Subaccount                 2009 29,587,908     1.389 - 2.210  59,099,203          1.68 0.25 - 1.50    28.84 - 30.42
                             2008 35,670,103     1.065 - 1.697  55,163,285          2.35 0.15 - 1.50 (44.30) - (43.55)
                             2007 50,668,990     1.888 - 3.016 140,364,551          1.32 0.15 - 1.50      0.64 - 2.01
                             2006 61,698,555     1.853 - 2.965 169,641,214          1.92 0.15 - 1.50    20.04 - 21.62

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying portfolio, series, or fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against policy owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio, series, or fund in which the Subaccount invests. The investment income ratio is calculated as a weighted average ratio since the Subaccount may invest in two or more share classes, if any, within the underlying portfolio, series, or fund of the Trusts which may have unique investment income ratios.

(2) These amounts represent annualized policy expenses of the applicable Subaccounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on minimum and maximum returns within each product grouping of the applicable Subaccount.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. SCHEDULES OF UNITS
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009:

                                          AMERICAN FUNDS                                      AMERICAN FUNDS
                                           GLOBAL GROWTH     AMERICAN FUNDS GROWTH             GROWTH-INCOME
                                              SUBACCOUNT                SUBACCOUNT                SUBACCOUNT
                               --------------------------- ------------------------- -------------------------
                                     2010           2009       2010           2009       2010           2009
                               ------------ -------------- ------------ ------------ ------------ --------------
Units beginning of year         26,698,224     27,352,554   50,297,453   49,700,315   30,582,235     31,418,053
Units issued and transferred
  from other funding options     8,148,924      9,997,101   14,195,316   17,944,926    8,246,338      9,587,436
Units redeemed and transferred
  to other funding options     (12,102,312)   (10,651,431) (22,315,445) (17,347,788) (13,457,574)   (10,423,254)
                               ------------ -------------- ------------ ------------ ------------ --------------
Units end of year               22,744,836     26,698,224   42,177,324   50,297,453   25,370,999     30,582,235
                               ============ ============== ============ ============ ============ ==============

                                            FTVIPT TEMPLETON            FTVIPT TEMPLETON
                               DEVELOPING MARKETS SECURITIES          FOREIGN SECURITIES       JANUS ASPEN ENTERPRISE
                                                  SUBACCOUNT                  SUBACCOUNT         PORTFOLIO SUBACCOUNT
                               -------------------------------- --------------------------- ---------------------------
                                     2010               2009          2010          2009          2010           2009
                               ------------- ------------------ ------------- ------------- ------------ --------------
Units beginning of year        12,437,474         12,062,878    15,785,371    17,214,077     41,552,840     45,852,315
Units issued and transferred
  from other funding options    5,373,800          6,988,337     4,893,102     5,519,495     11,382,422     12,807,253
Units redeemed and transferred
  to other funding options     (7,513,500)        (6,613,741)   (7,625,870)   (6,948,201)   (16,870,584)   (17,106,728)
                               ------------- ------------------ ------------- ------------- ------------ --------------
Units end of year              10,297,774         12,437,474    13,052,603    15,785,371     36,064,678     41,552,840
                               ============= ================== ============= ============= ============ ==============

                                                                                          LMPVET CLEARBRIDGE
                                       LMPVET CLEARBRIDGE        LMPVET CLEARBRIDGE          VARIABLE EQUITY
                               VARIABLE AGGRESSIVE GROWTH     VARIABLE APPRECIATION           INCOME BUILDER
                                               SUBACCOUNT                SUBACCOUNT               SUBACCOUNT
                               -------------------------- --------------------------- ---------------------------
                                      2010           2009       2010           2009       2010          2009
                               ------------ ------------- ------------ -------------- ------------- -------------
Units beginning of year         67,461,243    82,055,954   26,741,658     33,309,554    9,367,865    11,719,327
Units issued and transferred
  from other funding options    12,893,488    14,775,370    4,311,877      4,925,545    1,659,574     1,953,700
Units redeemed and transferred
  to other funding options     (27,207,063)  (29,370,081) (10,399,066)   (11,493,441)  (3,225,003)   (4,305,162)
                               ------------ ------------- ------------ -------------- ------------- -------------
Units end of year               53,147,668    67,461,243   20,654,469     26,741,658    7,802,436     9,367,865
                               ============ ============= ============ ============== ============= =============

                                      LMPVET CLEARBRIDGE    LMPVET INVESTMENT COUNSEL    LMPVIT WESTERN ASSET VARIABLE
                               VARIABLE SMALL CAP GROWTH    VARIABLE SOCIAL AWARENESS           ADJUSTABLE RATE INCOME
                                              SUBACCOUNT                   SUBACCOUNT                       SUBACCOUNT
                               ---------------------------- ---------------------------- --------------------------------
                                     2010           2009          2010           2009          2010               2009
                               ------------- -------------- ------------- -------------- ------------- ------------------
Units beginning of year         6,349,292      6,683,802     6,209,267      7,300,287     2,332,793          1,482,702
Units issued and transferred
  from other funding options    2,320,344      2,268,270       933,653      1,037,730     4,073,597          3,050,234
Units redeemed and transferred
  to other funding options     (3,468,991)    (2,602,780)   (2,010,864)    (2,128,750)   (3,859,789)        (2,200,143)
                               ------------- -------------- ------------- -------------- ------------- ------------------
Units end of year               5,200,645      6,349,292     5,132,056      6,209,267     2,546,601          2,332,793
                               ============= ============== ============= ============== ============= ==================

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.

                                                                 FTVIPT FRANKLIN
                                                                   SMALL-MID CAP
    FIDELITY VIP CONTRAFUND        FIDELITY VIP MID CAP        GROWTH SECURITIES
                 SUBACCOUNT                  SUBACCOUNT               SUBACCOUNT
------------ -------------- ------------ -------------- ------------- -------------
      2010           2009        2010           2009       2010          2009
------------ -------------- ------------ -------------- ------------- -------------
 31,116,610    33,313,038    29,478,948     33,210,479   7,611,403     7,701,938
  8,363,318    10,194,647     8,474,499      9,586,803   2,158,443     3,023,817
(13,788,797)  (12,391,075)  (12,913,342)   (13,318,334) (3,019,978)   (3,114,352)
------------ -------------- ------------ -------------- ------------- -------------
25,691,131     31,116,610    25,040,105     29,478,948   6,749,868     7,611,403
============ ============== ============ ============== ============= =============

             JANUS ASPEN           LMPET CLEARBRIDGE         LMPIT WESTERN ASSET
       GLOBAL TECHNOLOGY             SMALL CAP VALUE              CORPORATE BOND
              SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
--------------------------- --------------------------- ---------------------------
      2010          2009          2010          2009          2010          2009
------------- ------------- ------------- ------------- ------------- -------------
 7,935,833     7,494,303     4,438,808     5,026,806    12,047,772    13,528,007
 2,191,486     2,837,622     1,261,154     2,333,370     4,026,665     3,266,415
(3,512,254)   (2,396,092)   (2,155,949)   (2,921,368)   (6,557,577)   (4,746,650)
------------- ------------- ------------- ------------- ------------- -------------
 6,615,065     7,935,833     3,544,013     4,438,808     9,516,860    12,047,772
============= ============= ============= ============= ============= =============

      LMPVET CLEARBRIDGE
    VARIABLE FUNDAMENTAL           LMPVET CLEARBRIDGE          LMPVET CLEARBRIDGE
           ALL CAP VALUE    VARIABLE LARGE CAP GROWTH    VARIABLE LARGE CAP VALUE
              SUBACCOUNT                   SUBACCOUNT                  SUBACCOUNT
--------------------------- ---------------------------- ---------------------------
      2010          2009          2010           2009          2010          2009
------------- ------------- ------------- -------------- ------------- -------------
19,129,489    23,505,313     8,596,399     11,138,936    13,260,650    16,837,787
 3,465,827     4,461,363     2,117,288      2,633,011     1,941,611     2,314,445
(6,564,158)   (8,837,187)   (4,245,928)    (5,175,548)   (4,707,527)   (5,891,582)
------------- ------------- ------------- -------------- ------------- -------------
16,031,158    19,129,489     6,467,759      8,596,399    10,494,734    13,260,650
============= ============= ============= ============== ============= =============

   LMPVIT WESTERN ASSET        LMPVIT WESTERN ASSET
   VARIABLE DIVERSIFIED             VARIABLE GLOBAL        MIST AMERICAN FUNDS
       STRATEGIC INCOME             HIGH YIELD BOND        BALANCED ALLOCATION
             SUBACCOUNT                  SUBACCOUNT                 SUBACCOUNT
-------------------------- --------------------------- --------------------------
      2010         2009          2010          2009          2010         2009
------------- ------------ ------------- ------------- ------------- ------------
 2,338,378    2,706,138     8,356,675     8,995,288     1,910,898      489,735
   963,922      573,361     3,118,554     4,197,463     1,165,246    1,613,474
(1,231,274)    (941,121)   (4,239,081)   (4,836,076)   (1,020,335)    (192,311)
------------- ------------ ------------- ------------- ------------- ------------
 2,071,026    2,338,378     7,236,148     8,356,675     2,055,809    1,910,898
============= ============ ============= ============= ============= ============

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009:

                                  MIST AMERICAN FUNDS       MIST AMERICAN FUNDS              MIST BLACKROCK
                                    GROWTH ALLOCATION       MODERATE ALLOCATION                  HIGH YIELD
                                           SUBACCOUNT                SUBACCOUNT                  SUBACCOUNT
                               ------------------------- ------------------------- ---------------------------
                                    2010         2009         2010         2009          2010          2009
                               ------------ ------------ ------------ ------------ ------------- -------------
Units beginning of year        2,078,888      626,374    1,143,572      264,123     6,173,534     5,508,096
Units issued and transferred
  from other funding options   1,314,394    1,830,134      751,409    1,077,699     3,365,351     3,416,019
Units redeemed and transferred
  to other funding options      (822,144)    (377,620)    (519,185)    (198,250)   (3,854,604)   (2,750,581)
                               ------------ ------------ ------------ ------------ ------------- -------------
Units end of year              2,571,138    2,078,888    1,375,796    1,143,572     5,684,281     6,173,534
                               ============ ============ ============ ============ ============= =============

                                    MIST HARRIS OAKMARK           MIST INVESCO
                                          INTERNATIONAL       SMALL CAP GROWTH             MIST JANUS FORTY
                                             SUBACCOUNT             SUBACCOUNT                   SUBACCOUNT
                               ------------------------ ------------------------- ---------------------------
                                     2010          2009      2010         2009          2010           2009
                               ---------- ------------- ------------ ------------ ------------ --------------
Units beginning of year        24,195,116   26,922,891   1,835,285    1,890,537    43,938,493     51,840,997
Units issued and transferred
  from other funding options    5,813,893    7,502,380     573,322      547,958     7,885,631     10,784,570
Units redeemed and transferred
  to other funding options     (9,775,150) (10,230,155)   (584,171)    (603,210)  (17,363,323)   (18,687,074)
                               ---------- ------------- ------------ ------------ ------------ --------------
Units end of year              20,233,859   24,195,116   1,824,436    1,835,285    34,460,801     43,938,493
                               ========== ============= ============ ============ ============ ==============

                                       MIST LORD ABBETT             MIST LORD ABBETT         MIST LORD ABBETT
                                         BOND DEBENTURE            GROWTH AND INCOME            MID CAP VALUE
                                             SUBACCOUNT                   SUBACCOUNT               SUBACCOUNT
                               --------------------------- ------------------------- ---------------------------
                                     2010          2009          2010           2009       2010          2009
                               ------------- ------------- ------------ ------------ ------------- -------------
Units beginning of year         5,654,598     4,525,808     66,665,501   81,095,174    9,178,381     9,572,357
Units issued and transferred
  from other funding options    2,853,300     3,211,775     13,165,979   15,094,663    2,984,954     3,681,764
Units redeemed and transferred
  to other funding options     (3,845,176)   (2,082,985)   (25,269,456) (29,524,336)  (4,047,066)   (4,075,740)
                               ------------- ------------- ------------ ------------ ------------- -------------
Units end of year               4,662,722     5,654,598     54,562,024   66,665,501    8,116,269     9,178,381
                               ============= ============= ============ ============ ============= =============

                                             MIST PIMCO                   MIST PIMCO
                               INFLATION PROTECTED BOND                 TOTAL RETURN         MIST PIONEER FUND
                                             SUBACCOUNT                   SUBACCOUNT                SUBACCOUNT
                               --------------------------- ---------------------------- -------------------------
                                     2010          2009          2010        2009 (a)        2010         2009
                               ------------- ------------- ------------ --------------- ------------ ------------
Units beginning of year         5,095,388     3,534,902     40,592,877             --    1,101,087    1,136,510
Units issued and transferred
  from other funding options    4,488,085     2,687,179     15,103,007     52,396,038      412,162      482,800
Units redeemed and transferred
  to other funding options     (3,630,104)   (1,126,693)   (18,971,298)   (11,803,161)    (536,693)    (518,223)
                               ------------- ------------- ------------ --------------- ------------ ------------
Units end of year               5,953,369     5,095,388     36,724,586     40,592,877      976,556    1,101,087
                               ============= ============= ============ =============== ============ ============

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.

          MIST BLACKROCK                MIST CLARION            MIST DREMAN
          LARGE CAP CORE          GLOBAL REAL ESTATE        SMALL CAP VALUE
              SUBACCOUNT                  SUBACCOUNT             SUBACCOUNT
--------------------------- ------------------------ -------------------------
      2010          2009          2010          2009      2010         2009
------------- ------------- ---------- ------------- ------------ ------------
 5,709,035     6,172,417    18,305,563    18,754,041 1,117,238    1,258,253
 2,687,597     2,996,702     6,926,165     9,750,299   408,711      570,475
(3,256,706)   (3,460,084)   (9,222,760) (10,198,777)  (469,532)    (711,490)
------------- ------------- ------------------------ ------------ ------------
 5,139,926     5,709,035    16,008,968    18,305,563 1,056,417    1,117,238
============= ============= ========== ============= ============ ============

                                         MIST LEGG MASON         MIST LEGG MASON
     MIST LAZARD MID CAP    CLEARBRIDGEAGGRESSIVE GROWTH            VALUE EQUITY
              SUBACCOUNT                      SUBACCOUNT              SUBACCOUNT
--------------------------- ------------------------------- -----------------------
      2010          2009        2010                2009        2010        2009
------------- ------------- ----------- ------------------- ----------- -----------
 5,678,164     6,450,132      62,719              20,596     413,870      45,465
 1,268,713     1,319,800     469,118              64,423     146,548     537,424
(2,302,288)   (2,091,768)   (253,456)            (22,300)   (237,633)   (169,019)
------------- ------------- ----------- ------------------- ----------- -----------
 4,644,589     5,678,164     278,381              62,719     322,785     413,870
============= ============= =========== =================== =========== ===========

               MIST MFS                  MIST MFS        MIST OPPENHEIMER
EMERGING MARKETS EQUITY    RESEARCH INTERNATIONAL    CAPITAL APPRECIATION
             SUBACCOUNT                SUBACCOUNT              SUBACCOUNT
-------------------------- ------------------------- -----------------------
     2010          2009        2010          2009        2010        2009
------------ ------------- ----------- ------------- ----------- -----------
  915,305       100,899     518,108       139,001     445,376     205,192
1,239,801     1,082,822     393,075       411,552     146,752     417,610
 (792,134)     (268,416)   (432,065)      (32,445)   (195,745)   (177,426)
------------ ------------- ----------- ------------- ----------- -----------
1,362,972       915,305     479,118       518,108     396,383     445,376
============ ============= =========== ============= =========== ===========

                                        MIST THIRD AVENUE          MIST VAN KAMPEN
MIST PIONEER STRATEGIC INCOME             SMALL CAP VALUE                 COMSTOCK
                   SUBACCOUNT                  SUBACCOUNT               SUBACCOUNT
-------------------------------- ------------------------ ---------------------------
      2010               2009          2010          2009       2010       2009 (a)
------------- ------------------ ---------- ------------- ------------- -------------
 9,586,929          9,877,932    20,701,683   24,822,959   5,554,429            --
 2,850,437          3,213,370     4,741,267    6,417,925   1,507,928     7,804,965
(4,288,623)        (3,504,373)   (8,564,097) (10,539,201) (2,030,179)   (2,250,536)
------------- ------------------ ---------- ------------- ------------- -------------
 8,148,743          9,586,929    16,878,853   20,701,683   5,032,178     5,554,429
============= ================== ========== ============= ============= =============

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009:

                                   MSF BARCLAYS CAPITAL
                                         AGGREGATE BOND                MSF BLACKROCK
                                                  INDEX            AGGRESSIVE GROWTH  MSF BLACKROCK BOND INCOME
                                             SUBACCOUNT                   SUBACCOUNT                 SUBACCOUNT
                               --------------------------- ------------------------- ----------------------------
                                     2010          2009          2010           2009       2010           2009
                               ------------- ------------- ------------ ------------ ------------- --------------
Units beginning of year         7,949,359     9,205,100     39,511,476   46,369,838   11,864,145     12,433,093
Units issued and transferred
  from other funding options    2,404,224     3,226,470      9,841,125   10,970,373    4,258,275      4,156,350
Units redeemed and transferred
  to other funding options     (4,336,853)   (4,482,211)   (17,117,740) (17,828,735)  (5,585,543)    (4,725,298)
                               ------------- ------------- ------------ ------------ ------------- --------------
Units end of year               6,016,730     7,949,359     32,234,861   39,511,476   10,536,877     11,864,145
                               ============= ============= ============ ============ ============= ==============

                               MSF BLACKROCK
                                MONEY MARKET     MSF DAVIS VENTURE VALUE        MSF FI VALUE LEADERS
                                  SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                               ---------------- --------------------------- ---------------------------
                                     2010 (b)         2010          2009          2010          2009
                               ---------------- ------------- ------------- ------------- -------------
Units beginning of year                   --    17,222,536    19,734,061    13,150,459    14,832,560
Units issued and transferred
  from other funding options     163,235,864     3,645,314     4,252,215     2,993,415     3,989,815
Units redeemed and transferred
  to other funding options       (54,269,264)   (6,771,270)   (6,763,740)   (5,266,878)   (5,671,916)
                               ---------------- ------------- ------------- ------------- -------------
Units end of year                108,966,600    14,096,580    17,222,536    10,876,996    13,150,459
                               ================ ============= ============= ============= =============

                               MSF METLIFE CONSERVATIVE TO                  MSF METLIFE   MSF METLIFE MODERATE TO
                                       MODERATE ALLOCATION          MODERATE ALLOCATION     AGGRESSIVE ALLOCATION
                                                SUBACCOUNT                   SUBACCOUNT                SUBACCOUNT
                               ------------------------------ ------------------------- -------------------------
                                     2010             2009          2010           2009       2010           2009
                               ------------- ---------------- ------------ ------------ ------------- ------------
Units beginning of year        11,330,188       10,552,696     49,556,025   45,976,294   48,204,317    43,202,609
Units issued and transferred
  from other funding options    5,155,750        5,105,130     21,203,733   20,849,269   16,418,662    17,184,990
Units redeemed and transferred
  to other funding options     (5,121,929)      (4,327,638)   (18,884,523) (17,269,538) (18,784,282)  (12,183,282)
                               ------------- ---------------- ------------ ------------ ------------- ------------
Units end of year              11,364,009       11,330,188     51,875,235   49,556,025   45,838,697    48,204,317
                               ============= ================ ============ ============ ============= ============

                                     MSF MORGAN STANLEY        MSF OPPENHEIMER
                                             EAFE INDEX          GLOBAL EQUITY      MSF RUSSELL 2000 INDEX
                                             SUBACCOUNT             SUBACCOUNT                  SUBACCOUNT
                               --------------------------- ---------------------- ---------------------------
                                     2010          2009        2010       2009          2010          2009
                               ------------- ------------- ----------- ---------- ------------- -------------
Units beginning of year         9,185,036     9,522,924     300,120     40,319     8,445,409     9,012,674
Units issued and transferred
  from other funding options    2,673,862     4,029,627     330,882    301,807     4,929,132     3,705,001
Units redeemed and transferred
  to other funding options     (4,794,500)   (4,367,515)   (201,882)   (42,006)   (6,146,691)   (4,272,266)
                               ------------- ------------- ----------- ---------- ------------- -------------
Units end of year               7,064,398     9,185,036     429,120    300,120     7,227,850     8,445,409
                               ============= ============= =========== ========== ============= =============

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.

                                    MSF BLACKROCK                MSF BLACKROCK
MSF BLACKROCK DIVERSIFIED         LARGE CAP VALUE      LEGACY LARGE CAP GROWTH
               SUBACCOUNT              SUBACCOUNT                   SUBACCOUNT
---------------------------- ----------------------- -------------------------
     2010         2009 (a)       2010        2009          2010           2009
------------ --------------- ----------- ----------- ---------- --------------
1,023,004              --     305,929     148,898     46,761,419      101,153
  462,668       1,314,272     408,129     423,690      7,655,961   57,180,505
 (410,434)       (291,268)   (152,620)   (266,659)   (17,896,065) (10,520,239)
------------ --------------- ----------- ----------- ------------ ------------
1,075,238       1,023,004     561,438     305,929     36,521,315   46,761,419
============ =============== =========== =========== ============ ============

                                          MSF METLIFE                 MSF METLIFE
     MSF JENNISON GROWTH        AGGRESSIVE ALLOCATION     CONSERVATIVE ALLOCATION
              SUBACCOUNT                   SUBACCOUNT                  SUBACCOUNT
--------------------------- ---------------------------- ---------------------------
      2010          2009           2010          2009          2010          2009
------------- ------------- -------------- ------------- ------------- -------------
 4,518,520     4,571,520     20,781,686    18,189,694     8,220,661     6,899,253
 1,182,251     2,391,921      7,279,747     9,422,325     4,985,913     4,138,253
(1,895,818)   (2,444,921)   (10,231,606)   (6,830,333)   (4,587,329)   (2,816,845)
------------- ------------- -------------- ------------- ------------- -------------
 3,804,953     4,518,520     17,829,827    20,781,686     8,619,245     8,220,661
============= ============= ============== ============= ============= =============

  MSF METLIFE STOCK INDEX      MSF MFS TOTAL RETURN            MSF MFS VALUE
               SUBACCOUNT                SUBACCOUNT               SUBACCOUNT
------------------------- ------------------------- ---------------------------
      2010           2009       2010           2009       2010          2009
------------ ------------ ------------ ------------ ------------- -------------
 29,874,592    8,152,794   37,243,351   45,149,009   14,756,785    13,905,450
 42,608,200   32,383,357    6,601,075    7,355,231    4,090,610     5,980,594
(22,972,877) (10,661,559) (13,143,690) (15,260,889)  (6,024,634)   (5,129,259)
------------ ------------ ------------ ------------ ------------- -------------
 49,509,915   29,874,592   30,700,736   37,243,351   12,822,761    14,756,785
============ ============ ============ ============ ============= =============

       MSF T. ROWE PRICE            MSF T. ROWE PRICE MSF WESTERN ASSET MANAGEMENT
        LARGE CAP GROWTH             SMALL CAP GROWTH              U.S. GOVERNMENT
              SUBACCOUNT                   SUBACCOUNT                   SUBACCOUNT
--------------------------- ------------------------- -----------------------------
      2010          2009          2010           2009        2010           2009
------------- ------------- ---------- -------------- -------------- --------------
11,486,344    11,697,424    25,568,523     29,535,497  22,260,823     24,981,019
 4,335,013     4,452,094     8,158,923      8,005,877   8,179,635      7,183,873
(5,580,165)   (4,663,174)   (10,304,989) (11,972,851) (10,165,121)    (9,904,069)
------------- ------------- ---------- -------------- -------------- --------------
10,241,192    11,486,344    23,422,457     25,568,523  20,275,337     22,260,823
============= ============= ========== ============== ============== ==============

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)

8. SCHEDULES OF UNITS - (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009:

                                   TEMPLETON GROWTH FUND
                                              SUBACCOUNT
                               -------------------------
                                     2010           2009
                               ---------- --------------
Units beginning of year        29,587,908     35,670,103
Units issued and transferred
  from other funding options    5,097,338      6,468,376
Units redeemed and transferred
  to other funding options     (11,425,946) (12,550,571)
                               ------------ ------------
Units end of year              23,259,300     29,587,908
                               ============ ============

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholders of MetLife Insurance Company of Connecticut:

We have audited the accompanying consolidated balance sheets of MetLife Insurance Company of Connecticut and subsidiaries (the "Company") as of December 31, 2010 and 2009, and the related consolidated statements of operations, stockholders' equity, and cash flows for each of the three years in the period ended December 31, 2010. Our audits also included the financial statement schedules listed in the Index to the Consolidated Financial Statements and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Insurance Company of Connecticut and subsidiaries as of December 31, 2010 and 2009, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2010, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1, the Company changed its method of accounting for the recognition and presentation of other-than-temporary impairment losses for certain investments as required by accounting guidance adopted on April 1, 2009, and changed its method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008.

/s/ DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

New York, New York
March 23, 2011

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2010 AND 2009

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                                  2010       2009
                                                                --------   --------
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $44,132 and $42,435,
     respectively)............................................  $ 44,924   $ 41,275
  Equity securities available-for-sale, at estimated fair
     value (cost: $427 and $494, respectively)................       405        459
  Other securities, at estimated fair value...................     2,247        938
  Mortgage loans (net of valuation allowances of $87 and $77, respectively; includes $6,840 and $0, respectively, at
     estimated fair value relating to variable interest
     entities)................................................    12,730      4,748
  Policy loans................................................     1,190      1,189
  Real estate and real estate joint ventures..................       501        445
  Other limited partnership interests.........................     1,538      1,236
  Short-term investments, principally at estimated fair
     value....................................................     1,235      1,775
  Other invested assets, principally at estimated fair value..     1,716      1,498
                                                                --------   --------
     Total investments........................................    66,486     53,563
Cash and cash equivalents, principally at estimated fair
  value.......................................................     1,928      2,574
Accrued investment income (includes $31 and $0, respectively,
  relating to variable interest entities).....................       559        516
Premiums, reinsurance and other receivables...................    17,008     13,444
Deferred policy acquisition costs and value of business
  acquired....................................................     5,099      5,244
Current income tax recoverable................................        38         --
Deferred income tax assets....................................       356      1,147
Goodwill......................................................       953        953
Other assets..................................................       839        799
Separate account assets.......................................    61,619     49,449
                                                                --------   --------
     Total assets.............................................  $154,885   $127,689
                                                                ========   ========
LIABILITIES AND STOCKHOLDERS' EQUITY
LIABILITIES
Future policy benefits........................................  $ 23,198   $ 21,621
Policyholder account balances.................................    39,291     37,442
Other policy-related balances.................................     2,652      2,297
Payables for collateral under securities loaned and other
  transactions................................................     8,103      7,169
Long-term debt (includes $6,773 and $0, respectively, at
  estimated fair value relating to variable interest
  entities)...................................................     7,568        950
Current income tax payable....................................        --         23
Other liabilities (includes $31 and $0, respectively, relating
  to variable interest entities)..............................     4,503      2,177
Separate account liabilities..................................    61,619     49,449
                                                                --------   --------
     Total liabilities........................................   146,934    121,128
                                                                --------   --------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 11)
STOCKHOLDERS' EQUITY
Common stock, par value $2.50 per share; 40,000,000 shares
  authorized; 34,595,317 shares issued and outstanding at
  December 31, 2010 and 2009..................................        86         86
Additional paid-in capital....................................     6,719      6,719
Retained earnings.............................................       934        541
Accumulated other comprehensive income (loss).................       212       (785)
                                                                --------   --------
     Total stockholders' equity...............................     7,951      6,561
                                                                --------   --------
     Total liabilities and stockholders' equity...............  $154,885   $127,689
                                                                ========   ========




        SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                      CONSOLIDATED STATEMENTS OF OPERATIONS
              FOR THE YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

                                  (IN MILLIONS)

                                                            2010      2009     2008
                                                           ------   -------   ------
REVENUES
Premiums.................................................  $1,067   $ 1,312   $  634
Universal life and investment-type product policy fees...   1,639     1,380    1,378
Net investment income....................................   3,157     2,335    2,494
Other revenues...........................................     503       598      230
Net investment gains (losses):
  Other-than-temporary impairments on fixed maturity
     securities..........................................    (103)     (552)    (401)
  Other-than-temporary impairments on fixed maturity
     securities transferred to other comprehensive income
     (loss)..............................................      53       165       --
  Other net investment gains (losses)....................     200      (448)     (44)
                                                           ------   -------   ------
     Total net investment gains (losses).................     150      (835)    (445)
  Net derivative gains (losses)..........................      58    (1,031)     994
                                                           ------   -------   ------
       Total revenues....................................   6,574     3,759    5,285
                                                           ------   -------   ------
EXPENSES
Policyholder benefits and claims.........................   1,905     2,065    1,446
Interest credited to policyholder account balances.......   1,271     1,301    1,130
Other expenses...........................................   2,321     1,207    1,933
                                                           ------   -------   ------
       Total expenses....................................   5,497     4,573    4,509
                                                           ------   -------   ------
Income (loss) before provision for income tax............   1,077      (814)     776
Provision for income tax expense (benefit)...............     320      (368)     203
                                                           ------   -------   ------
Net income (loss)........................................  $  757   $  (446)  $  573
                                                           ======   =======   ======




        SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                 CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

                                  (IN MILLIONS)


                                                                                  ACCUMULATED OTHER
                                                                             COMPREHENSIVE INCOME (LOSS)
                                                                      ----------------------------------------
                                                                            NET                      FOREIGN
                                                ADDITIONAL              UNREALIZED    OTHER-THAN-    CURRENCY
                                        COMMON    PAID-IN   RETAINED    INVESTMENT     TEMPORARY   TRANSLATION   TOTAL
                                         STOCK    CAPITAL   EARNINGS  GAINS (LOSSES)  IMPAIRMENTS  ADJUSTMENTS   EQUITY
                                        ------  ----------  --------  --------------  -----------  -----------  -------
Balance at December 31, 2007..........    $86     $6,719      $ 892       $  (361)        $ --        $  12     $ 7,348
Dividend paid to MetLife..............                         (500)                                               (500)
Comprehensive income (loss):
  Net income..........................                          573                                                 573
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax.....................                                         21                                    21
     Unrealized investment gains
       (losses), net of related
       offsets and income tax.........                                     (2,342)                               (2,342)
     Foreign currency translation
       adjustments, net of income
       tax............................                                                                 (166)       (166)
                                                                                                                -------
     Other comprehensive income
       (loss).........................                                                                           (2,487)
                                                                                                                -------
  Comprehensive income (loss).........                                                                           (1,914)
                                          ---     ------      -----       -------         ----        -----     -------
Balance at December 31, 2008..........     86      6,719        965        (2,682)          --         (154)      4,934
Cumulative effect of change in
  accounting principle, net of income
  tax (Note 1)........................                           22                        (22)                      --
Comprehensive income (loss):
  Net loss............................                         (446)                                               (446)
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax.....................                                        (14)                                  (14)
     Unrealized investment gains
       (losses), net of related
       offsets and income tax.........                                      2,103          (61)                   2,042
     Foreign currency translation
       adjustments, net of income
       tax............................                                                                   45          45
                                                                                                                -------
     Other comprehensive income
       (loss).........................                                                                            2,073
                                                                                                                -------
  Comprehensive income (loss).........                                                                            1,627
                                          ---     ------      -----       -------         ----        -----     -------
Balance at December 31, 2009..........     86      6,719        541          (593)         (83)        (109)      6,561
Cumulative effect of change in
  accounting principle, net of income
  tax (Note 1)........................     --         --        (34)           23           11           --          --
                                          ---     ------      -----       -------         ----        -----     -------
Balance at January 1, 2010............     86      6,719        507          (570)         (72)        (109)      6,561
Dividend paid to MetLife..............                         (330)                                               (330)
Comprehensive income (loss):
  Net income..........................                          757                                                 757
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax.....................                                        (70)                                  (70)
     Unrealized investment gains
       (losses), net of related
       offsets and income tax.........                                      1,028           21                    1,049
     Foreign currency translation
       adjustments, net of income
       tax............................                                                                  (16)        (16)
                                                                                                                -------
     Other comprehensive income
       (loss).........................                                                                              963
                                                                                                                -------
  Comprehensive income (loss).........                                                                            1,720
                                          ---     ------      -----       -------         ----        -----     -------
Balance at December 31, 2010..........    $86     $6,719      $ 934       $   388         $(51)       $(125)    $ 7,951
                                          ===     ======      =====       =======         ====        =====     =======




        SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

                                  (IN MILLIONS)

                                                               2010       2009       2008
                                                             --------   --------   --------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)..........................................  $    757   $   (446)  $    573
Adjustments to reconcile net income (loss) to net cash
  provided by (used in) operating activities:
  Depreciation and amortization expenses...................        41         29         29
  Amortization of premiums and accretion of discounts
     associated with investments, net......................      (259)      (198)       (18)
  (Gains) losses on investments and derivatives and from
     sales of businesses, net..............................      (300)     1,866       (546)
  Undistributed equity earnings of real estate joint
     ventures and other limited partnership interests......      (130)        98         97
  Interest credited to policyholder account balances.......     1,271      1,301      1,130
  Universal life and investment-type product policy fees...    (1,639)    (1,380)    (1,378)
  Change in other securities...............................    (1,199)      (597)      (218)
  Change in accrued investment income......................        31        (29)       150
  Change in premiums, reinsurance and other receivables....    (3,284)    (2,307)    (2,561)
  Change in deferred policy acquisition costs, net.........      (138)      (559)       330
  Change in income tax recoverable (payable)...............       208       (303)       262
  Change in other assets...................................     1,041        449        598
  Change in insurance-related liabilities and policy-
     related balances......................................     1,952      1,648        997
  Change in other liabilities..............................     2,072       (166)     1,176
  Other, net...............................................        94         32         38
                                                             --------   --------   --------
Net cash provided by (used in) operating activities........       518       (562)       659
                                                             --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities.............................    17,748     13,076     20,183
     Equity securities.....................................       131        141        126
     Mortgage loans........................................       964        444        522
     Real estate and real estate joint ventures............        18          4         15
     Other limited partnership interests...................       123        142        203
  Purchases of:
     Fixed maturity securities.............................   (19,342)   (16,192)   (14,027)
     Equity securities.....................................       (39)       (74)       (65)
     Mortgage loans........................................    (1,468)      (783)      (621)
     Real estate and real estate joint ventures............      (117)       (31)      (102)
     Other limited partnership interests...................      (363)      (203)      (458)
  Cash received in connection with freestanding
     derivatives...........................................        97        239        142
  Cash paid in connection with freestanding derivatives....      (155)      (449)      (228)
  Net change in policy loans...............................        (1)         3       (279)
  Net change in short-term investments.....................       554      1,445     (1,887)
  Net change in other invested assets......................      (194)        16        531
  Other, net...............................................        --         (2)        --
                                                             --------   --------   --------
Net cash (used in) provided by investing activities........    (2,044)    (2,224)     4,055
                                                             --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits..............................................    24,910     20,783      7,146
     Withdrawals...........................................   (23,700)   (20,067)    (5,307)
  Net change in payables for collateral under securities
     loaned and other transactions.........................       934       (702)    (2,600)
  Net change in short-term debt............................        --       (300)       300
  Long-term debt issued -- affiliated......................        --         --        750
  Long-term debt repaid -- affiliated......................      (878)        --       (435)
  Debt issuance costs......................................        --         --         (8)
  Financing element on certain derivative instruments......       (44)       (53)       (46)
  Dividends on common stock................................      (330)        --       (500)
                                                             --------   --------   --------
Net cash provided by (used in) financing activities........       892       (339)      (700)
                                                             --------   --------   --------
Effect of change in foreign currency exchange rates on cash
  and cash equivalents balances............................       (12)        43       (132)
                                                             --------   --------   --------
Change in cash and cash equivalents........................      (646)    (3,082)     3,882
Cash and cash equivalents, beginning of year...............     2,574      5,656      1,774
                                                             --------   --------   --------
CASH AND CASH EQUIVALENTS, END OF YEAR.....................  $  1,928   $  2,574   $  5,656
                                                             ========   ========   ========
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
  Net cash paid (received) during the year for:
     Interest..............................................  $    479   $     73   $     64
                                                             ========   ========   ========
     Income tax............................................  $    122   $    (63)  $    (48)
                                                             ========   ========   ========
  Non-cash transactions during the year:
     Real estate and real estate joint ventures acquired in
       satisfaction of debt................................  $     28   $     --   $     --
                                                             ========   ========   ========
     Long-term debt issued in exchange for certain other
       invested assets.....................................  $     45   $     --   $     --
                                                             ========   ========   ========




        SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1.  BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     "MICC" or the "Company" refers to MetLife Insurance Company of Connecticut, a Connecticut corporation incorporated in 1863, and its subsidiaries, including MetLife Investors USA Insurance Company ("MLI-USA"). MetLife Insurance Company of Connecticut is a subsidiary of MetLife, Inc. ("MetLife"). The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of MetLife Insurance Company of Connecticut and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. See "-- Adoption of New Accounting Pronouncements." Intercompany accounts and transactions have been eliminated.

     Certain amounts in the prior years' consolidated financial statements have been reclassified to conform with the 2010 presentation. Such reclassifications include:

     - Reclassification from other net investment gains (losses) of ($1,031) million and $994 million to net derivative gains (losses) in the consolidated statements of operations for the years ended December 31, 2009 and 2008, respectively; and

     - Reclassification from net change in other invested assets of $239 million and $142 million to cash received in connection with freestanding derivatives and ($449) million and ($228) million to cash paid in connection with freestanding derivatives, all within cash flows from investing activities, in the consolidated statements of cash flows for the years ended December 31, 2009 and 2008, respectively.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements.

     A description of critical estimates is incorporated within the discussion of the related accounting policies which follows. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

  Fair Value

     As described below, certain assets and liabilities are measured at estimated fair value on the Company's consolidated balance sheets. In addition, the notes to these consolidated financial statements include further disclosures of estimated fair values. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In many cases, the exit price and the transaction (or entry) price will be the same at initial recognition. However, in certain cases, the transaction price may not represent fair value. The fair value of a liability is based on the amount that would be paid to transfer a liability to a third party with the same credit standing. It requires that fair value be a market-based

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


measurement in which the fair value is determined based on a hypothetical transaction at the measurement date, considered from the perspective of a market participant. When quoted prices are not used to determine fair value of an asset, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs. The Company prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset or liability's classification within the fair value hierarchy is based on the lowest level of input to its valuation. The input levels are as follows:

     Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

     Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities other than quoted prices in Level 1; quoted prices in markets that are not active; or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

     Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability. Level 3 assets and liabilities include financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of estimated fair value requires significant management judgment or estimation.

     Prior to January 1, 2009, the measurement and disclosures of fair value based on exit price excluded certain items such as nonfinancial assets and nonfinancial liabilities initially measured at estimated fair value in a business combination, reporting units measured at estimated fair value in the first step of a goodwill impairment test and indefinite-lived intangible assets measured at estimated fair value for impairment assessment.

     In addition, the Company elected the fair value option ("FVO") for certain of its financial instruments to better match measurement of assets and liabilities in the consolidated statements of operations.

  Investments

     The accounting policies for the Company's principal investments are as follows:

          Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value.

          Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss), net of policyholder-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded in net investment income.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities ("ABS"). Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated by management using inputs obtained from third-party specialists, including broker-dealers, and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

          The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of severity and/or age of the gross unrealized loss, as summarized in Note 2 "-- Aging of Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale." An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for certain equity securities, greater weight and consideration are given by the Company to a decline in market value and the likelihood such market value decline will recover.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below cost or amortized cost recovers; (vii) with respect to equity securities, whether the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost; (viii) unfavorable changes in forecasted cash flows on mortgage-backed and ABS; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

          Effective April 1, 2009, the Company prospectively adopted guidance on the recognition and presentation of other-than-temporary impairment ("OTTI") losses as described in "-- Adoption of New Accounting Pronouncements -- Financial Instruments." The guidance requires that an OTTI be recognized in earnings for a fixed maturity security in an unrealized loss position when it is anticipated that the amortized cost will not be recovered. In such situations, the OTTI recognized in earnings is the entire difference between the fixed maturity security's amortized cost and its estimated fair value only when either: (i) the Company has the intent to sell the fixed maturity security; or (ii) it is more likely than not that the Company will be required to sell the fixed maturity security before recovery of the decline in estimated fair value below amortized cost. If neither of these two conditions exist, the difference between the amortized cost of the fixed maturity security and the

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than credit factors ("noncredit loss") is recorded in other comprehensive income
     (loss). There was no change for equity securities which, when an OTTI has occurred, continue to be impaired for the entire difference between the equity security's cost and its estimated fair value with a corresponding charge to earnings. The Company does not make any adjustments for subsequent recoveries in value.

          Prior to the adoption of the OTTI guidance, the Company recognized in earnings an OTTI for a fixed maturity security in an unrealized loss position unless it could assert that it had both the intent and ability to hold the fixed maturity security for a period of time sufficient to allow for a recovery of estimated fair value to the security's amortized cost. Also, prior to the adoption of this guidance, the entire difference between the fixed maturity security's amortized cost basis and its estimated fair value was recognized in earnings if it was determined to have an OTTI.

          With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and it is not expected to recover to an amount at least equal to cost prior to the expected time of the sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. When an OTTI loss has occurred, the OTTI loss is the entire difference between the equity security's cost and its estimated fair value with a corresponding charge to earnings.

          With respect to perpetual hybrid securities that have attributes of both debt and equity, some of which are classified as fixed maturity securities and some of which are classified as non-redeemable preferred stock within equity securities, the Company considers in its OTTI analysis whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. The Company also considers whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

          The Company's methodology and significant inputs used to determine the amount of the credit loss on fixed maturity securities under the OTTI guidance are as follows:

          (i) The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows expected to be received. The discount rate is generally the effective interest rate of the fixed maturity security prior to impairment.

          (ii) When determining the collectability and the period over which value is expected to recover, the Company applies the same considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          (iii) Additional considerations are made when assessing the unique features that apply to certain structured securities such as residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and ABS. These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security.

          (iv) When determining the amount of the credit loss for United States ("U.S.") and foreign corporate securities, foreign government securities and state and political subdivision securities, management considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process which incorporates available information and management's best estimate of scenarios-based outcomes regarding the specific security and issuer; possible corporate restructurings or asset sales by the issuer; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; fundamentals of the industry and geographic area in which the security issuer operates, and the overall macroeconomic conditions.

          The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. These impairments are included within net investment gains (losses). The Company does not change the revised cost basis for subsequent recoveries in value.

          In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

          The Company has invested in certain structured transactions that are VIEs. These structured transactions include asset-backed securitizations, hybrid securities, real estate joint ventures, other limited partnership interests and limited liability companies. The Company consolidates those VIEs for which it is deemed to be the primary beneficiary. The Company reconsiders whether it is the primary beneficiary for investments designated as VIEs on a quarterly basis.

          Other Securities. Other securities are stated at estimated fair value. Other securities include securities for which the FVO has been elected ("FVO Securities"). FVO Securities include certain fixed maturity securities held-for-investment by the general account to support asset and liability matching strategies for certain insurance products. FVO Securities also include contractholder-directed investments supporting unit-linked variable annuity type liabilities which do not qualify for presentation and reporting as separate account summary total assets and liabilities. These investments are primarily mutual funds. The investment returns on these investments inure to contractholders and are offset by a corresponding change in policyholder account balances through interest credited to policyholder account balances. Changes in estimated fair value of other securities subsequent to purchase are included in net investment income. Interest and dividends related to other securities are included in net investment income.

          Securities Lending. Securities loaned transactions, whereby blocks of securities, which are included in fixed maturity securities and short-term investments, are loaned to third parties, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. At the inception of a loan, the Company obtains collateral, generally cash, in an amount at least equal to 102% of the estimated fair value

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     of the securities loaned and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company monitors the estimated fair value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with brokerage firms and commercial banks. Income and expenses associated with securities loaned transactions are reported as investment income and investment expense, respectively, within net investment income.

          Mortgage Loans. For the purposes of determining valuation allowances the Company disaggregates its mortgage loan investments into two portfolio segments: (1) commercial, and (2) agricultural.

               Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts and prepayment fees are reported in net investment income. Interest ceases to accrue when collection of interest is not considered probable and/or when interest or principal payments are past due as follows: commercial -- 60 days; and agricultural -- 90 days. When a loan is placed on non-accrual status, uncollected past due interest is charged-off against net investment income. Generally, the accrual of interest income resumes after all delinquent amounts are paid and management believes all future principal and interest payments will be collected. Cash receipts on non-accruing loans are recorded in accordance with the loan agreement as a reduction of principal and/or interest income. Charge-offs occur upon the realization of a credit loss, typically through foreclosure or after a decision is made to sell a loan. Gain or loss upon charge-off is recorded, net of previously established valuation allowances, in net investment gains (losses). Cash recoveries on principal amounts previously charged-off are generally recorded as an increase to the valuation allowance, unless the valuation allowance adequately provides for expected credit losses; then the recovery is recorded in net investment gains (losses). Gains and losses from sales of loans and increases or decreases to valuation allowances are recorded in net investment gains (losses).

               Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. The Company typically uses ten years, or more, of historical experience, in these evaluations. These evaluations are revised as conditions change and new information becomes available.

               All commercial and agricultural loans are monitored on an ongoing basis for potential credit losses. For commercial loans, these ongoing reviews may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. The monitoring process focuses on higher risk loans, which include those that are classified as restructured,

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


          potentially delinquent, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. The monitoring process for agricultural loans is generally similar, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk commercial and agricultural loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above for all loan portfolio segments. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

               For commercial loans, the Company's primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The values utilized in calculating these ratios are developed in connection with the ongoing review of the commercial loan portfolio and are routinely updated.

               For agricultural loans, the Company's primary credit quality indicator is the loan-to-value ratio. Loan-to-value ratios compare the amount of the loan to the estimated fair value of the underlying collateral. A loan-to-value ratio greater than 100% indicates that the loan amount is greater than the collateral value. A loan-to-value ratio of less than 100% indicates an excess of collateral value over the loan amount. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The values utilized in calculating these ratios are developed in connection with the ongoing review of the agricultural loan portfolio and are routinely updated.

               Also included in mortgage loans are commercial mortgage loans held by consolidated securitization entities ("CSEs") that were consolidated by the Company on January 1, 2010 upon the adoption of new guidance. The Company elected FVO for these commercial mortgage loans, and thus they are stated at estimated fair value with changes in estimated fair value subsequent to consolidation recognized in net investment gains (losses).

          Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned in net investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as these loans are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal or interest on the loan is deducted from the cash surrender value or the death benefit prior to settlement of the policy.

          Real Estate. Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company classifies a property as held-for-sale if it commits to a plan to sell a property within one year and actively markets the property in its current condition for a price that is reasonable in comparison to its estimated fair value. The Company classifies the results of operations and the gain or loss on sale of a property that either has been disposed of or classified as held-for-sale as discontinued operations, if the ongoing operations of the property will be eliminated from the ongoing operations of the Company and if the Company will not have any significant continuing involvement in the operations of the property after the sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs. Real estate is not depreciated while it is classified as held-for-sale. The Company periodically reviews its properties held-for-investment for impairment and tests properties for recoverability whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable and the carrying value of the property exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, with the impairment loss included in net investment

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     gains (losses). Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired upon foreclosure is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

          Real Estate Joint Ventures and Other Limited Partnership
     Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests consisting of leveraged buy-out funds, hedge funds and other private equity funds in which it has more than a minor equity interest or more than a minor influence over the joint ventures or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The equity method is also used for such investments in which the Company has more than a minor influence or more than a 20% interest. Generally, the Company records its share of earnings using a three-month lag methodology for instances where the timely financial information is available and the contractual right exists to receive such financial information on a timely basis. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures or the partnership's operations. The Company reports the distributions from real estate joint ventures and other limited partnership interests accounted for under the cost method and equity in earnings from real estate joint ventures and other limited partnership interests accounted for under the equity method in net investment income. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and other limited partnerships for impairments. The Company considers its cost method investments for OTTI when the carrying value of real estate joint ventures and other limited partnership interests exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when deciding if the cost method investment is other-than-temporarily impaired. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an OTTI is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its estimated fair value.

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at amortized cost, which approximates estimated fair value, or stated at estimated fair value, if available. Short-term investments also include investments in affiliated money market pools.

          Other Invested Assets. Other invested assets consist principally of freestanding derivatives with positive estimated fair values, tax credit partnerships, leveraged leases and investments in insurance enterprise joint ventures. Freestanding derivatives with positive estimated fair values are described in the derivatives accounting policy which follows.

          Leveraged leases are recorded net of non-recourse debt. The Company participates in lease transactions which are diversified by industry, asset type and geographic area. The Company recognizes income on the leveraged leases by applying the leveraged lease's estimated rate of return to the net investment in the lease. The Company regularly reviews residual values and impairs them to expected values.

          Joint venture investments represent the Company's investments in entities that engage in insurance underwriting activities and are accounted for under the equity method.

          Tax credit partnerships are established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of income tax credits and are also accounted for under the equity method or under the effective yield method. The Company reports the equity in earnings of joint venture investments and tax credit partnerships in net investment income.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Investments Risks and Uncertainties. The Company's investments are exposed to four primary sources of risk: credit, interest rate, liquidity risk, and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

     When available, the estimated fair value of the Company's fixed maturity and equity securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

     When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The inputs to these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity, estimated duration and management's assumptions regarding liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

     The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active, liquid markets, quoted prices in markets that are not active and observable yields and spreads in the market.

     When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation, and cannot be supported by reference to market activity. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities.

     Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

     The determination of the amount of allowances and impairments, as applicable, is described previously by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

     The recognition of income on certain investments (e.g. loan-backed securities, including mortgage-backed and ABS, certain structured investment transactions, and other securities) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

     The accounting guidance for the determination of when an entity is a VIE and when to consolidate a VIE is complex and requires significant management judgment. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary.

     For most VIEs, the entity that has both the ability to direct the most significant activities of the VIE and the obligation to absorb losses or receive benefits that could be significant to the VIE is considered the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage various risks relating to its ongoing business. To a lesser extent, the Company uses credit derivatives, such as credit default swaps, to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's consolidated balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that are assumed to be consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are generally reported in net derivative gains (losses) except for those in net investment income for economic hedges of equity method investments in joint ventures. The fluctuations in estimated fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the estimated fair value of a recognized asset or liability ("fair value hedge"); or (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments of hedge

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting guidance continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under such accounting guidance. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected.

     Under a fair value hedge, changes in the estimated fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the estimated fair value of the hedged item related to the designated risk being hedged, are reported within net derivative gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of operations within interest income or interest expense to match the location of the hedged item. However, accruals that are not scheduled to settle until maturity are included in the estimated fair value of derivatives in the consolidated balance sheets.

     Under a cash flow hedge, changes in the estimated fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholders' equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the estimated fair value of the hedging instrument measured as ineffectiveness are reported within net derivative gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of operations within interest income or interest expense to match the location of the hedged item. However, accruals that are not scheduled to settle until maturity are included in the estimated fair value of derivatives in the consolidated balance sheets.

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statements of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the consolidated balance sheets, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. If the instrument would not be accounted for in its entirety at estimated fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried in the consolidated balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation.

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

  Property, Equipment, Leasehold Improvements and Computer Software

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to ten years for leasehold improvements and three to seven years for all other property and equipment. The net book value of the property, equipment and leasehold improvements was insignificant at December 31, 2010 and $2 million at December 31, 2009.

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $131 million and $102 million at December 31, 2010 and 2009, respectively. Accumulated amortization of capitalized software was $67 million and $42 million at December 31, 2010 and 2009, respectively. Related amortization expense was $25 million, $16 million and $15 million for the years ended December 31, 2010, 2009 and 2008, respectively.

  Deferred Policy Acquisition Costs ("DAC") and Value of Business Acquired ("VOBA")

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as DAC. Such costs consist principally of commissions and agency and policy issuance expenses. VOBA is an intangible asset that represents the excess of book value over the estimated fair value of acquired insurance, annuity and investment-type contracts in force at the acquisition date. The estimated fair value of the acquired liabilities is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the consolidated financial statements for reporting purposes.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     DAC and VOBA on life insurance or investment-type contracts are amortized in proportion to gross premiums or gross profits, depending on the type of contract as described below.

     The Company amortizes DAC and VOBA related to non-participating and non-dividend paying traditional contracts (primarily term insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

     The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

     The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross profits. These include investment returns, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Sales Inducements

     The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potentially significant recoverability issue exists, the Company reviews the deferred sales inducements to determine the recoverability of these balances.

  Value of Distribution Agreements and Customer Relationships Acquired

     Value of distribution agreements ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past acquisitions are amortized over useful lives ranging from 10 to 30 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a potentially significant recoverability issue exists, the Company reviews VODA and VOCRA to determine the recoverability of these balances.

  Goodwill

     Goodwill is the excess of cost over the estimated fair value of net assets acquired which represents the future economic benefits arising from such net assets acquired that could not be individually identified. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

     Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, goodwill within Corporate & Other is allocated to reporting units within the Company's segments.

     For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there might be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business acquisition. The

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

     In performing the Company's goodwill impairment tests, the estimated fair values of the reporting units are first determined using a market multiple approach. When further corroboration is required the Company uses a discounted cash flow approach. For reporting units which are particularly sensitive to market assumptions, such as the retirement products and individual life reporting units, the Company may use additional valuation methodologies to estimate the reporting units' fair values.

     The key inputs, judgments and assumptions necessary in determining estimated fair value of the reporting units include projected earnings, current book value, the level of economic capital required to support the mix of business, long-term growth rates, comparative market multiples, the account value of in-force business, projections of new and renewal business, as well as margins on such business, the level of interest rates, credit spreads, equity market levels and the discount rate that the Company believes is appropriate for the respective reporting unit. The estimated fair values of the retirement products and individual life reporting units are particularly sensitive to the equity market levels.

     The Company applies significant judgment when determining the estimated fair value of the Company's reporting units. The valuation methodologies utilized are subject to key judgments and assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting units could result in goodwill impairments in future periods which could materially adversely affect the Company's results of operations or financial position.

     During the 2010 impairment tests of goodwill, the Company concluded that the fair values of all reporting units were in excess of their carrying values and, therefore, goodwill was not impaired. On an ongoing basis, the Company evaluates potential triggering events that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions for certain reporting units may have a significant impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

     See Note 6 for further consideration of goodwill impairment testing during 2010.

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis.

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions used in establishing such liabilities range from 3% to 7%.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rate assumptions used in establishing such liabilities range from 4% to 9%.

     Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Interest rate assumptions used in establishing such liabilities range from 4% to 7%.

     Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rate assumptions used in establishing such liabilities range from 3% to 6%.

     Liabilities for unpaid claims and claim expenses for the Company's workers' compensation business are included in future policyholder benefits and are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs, reduced for anticipated subrogation. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary guarantees relating to certain life policies as follows:

     - Guaranteed minimum death benefit ("GMDB") liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the appropriate underlying equity index, such as the Standard & Poor's ("S&P") 500 Index. The benefit assumptions used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Guaranteed minimum income benefits ("GMIB") liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for estimating the GMIB liabilities are consistent with those used for estimating the GMDB liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates an assumption for the percentage of the potential annuitizations that may be elected by the contractholder. Certain GMIBs have settlement features that result in a portion of that guarantee being accounted for as an embedded derivative and are recorded in policyholder account balances as described below.

     Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


products are consistent with historical S&P experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company establishes policyholder account balances for guaranteed minimum benefits relating to certain variable annuity products as follows:

     - Guaranteed minimum withdrawal benefits ("GMWB") guarantee the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMWB is an embedded derivative, which is measured at estimated fair value separately from the host variable annuity product.

     - Guaranteed minimum accumulation benefits ("GMAB") and settlement features in certain GMIB described above provide the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero. The initial guaranteed accumulation amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMAB is an embedded derivative, which is measured at estimated fair value separately from the host variable annuity product.

     For GMWB, GMAB and certain GMIB, the initial benefit base is increased by additional purchase payments made within a certain time period and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also increase as a result of an optional reset as defined in the contract.

     GMWB, GMAB and certain GMIB are accounted for as embedded derivatives with changes in estimated fair value reported in net derivative gains (losses).

     At inception of the GMWB, GMAB and certain GMIB contracts, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

     The estimated fair values of these embedded derivatives are then determined based on the present value of projected future benefits minus the present value of projected future fees. The projections of future benefits and future fees require capital market and actuarial assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk free rates. The valuation of these embedded derivatives also includes an adjustment for the Company's nonperformance risk and risk margins for non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife's debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife. Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment.

     These guaranteed minimum benefits may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates, changes in nonperformance risk and variations in actuarial assumptions regarding

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


policyholder behavior, mortality and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

     The Company cedes the risks associated with certain of the GMIB, GMAB and GMWB guarantees described in the preceding paragraphs to an affiliated reinsurance company. These reinsurance contracts contain embedded derivatives which are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses). The value of these embedded derivatives on the ceded risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

     In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes to the same affiliated reinsurance company certain directly written GMIB guarantees that are accounted for as insurance (i.e. not as embedded derivatives) but where the reinsurance contract contains an embedded derivative. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses). The value of these embedded derivatives is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies and guarantees, and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Policyholder account balances relate to investment-type contracts, universal life-type policies and certain guaranteed minimum benefits. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances for these contracts are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 1% to 12%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

  Other Policy-Related Balances

     Other policy-related balances include policy and contract claims and unearned revenue liabilities.

     The liability for policy and contract claims generally relates to incurred but not reported death, disability, and long-term care ("LTC") claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments. Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

     The portion of fees allocated to embedded derivatives described previously is recognized within net derivative gains (losses) as part of the estimated fair value of embedded derivatives.

  Other Revenues

     Other revenues include, in addition to items described elsewhere herein, advisory fees, broker-dealer commissions and fees and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

  Income Taxes

     MetLife Insurance Company of Connecticut and its includable life insurance and non-life insurance subsidiaries file a consolidated U.S. federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Non-includable subsidiaries file either separate individual corporate tax returns or separate consolidated tax returns.

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

     (i) future taxable income exclusive of reversing temporary differences and carryforwards;

     (ii) future reversals of existing taxable temporary differences;

     (iii) taxable income in prior carryback years; and

     (iv) tax planning strategies.

     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities (see Note 10) or when estimates used in determining valuation allowances on deferred tax assets significantly change or

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

     The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

     The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its life insurance products and also as a provider of reinsurance for some insurance products issued by third parties.

     For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

     The assumptions used to account for long-duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

     Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance balances recoverable could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

     Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues.

     If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

     Cessions under reinsurance arrangements do not discharge the Company's obligations as the primary insurer.

  Employee Benefit Plans

     Eligible employees, sales representatives and retirees of the Company are provided pension, postretirement and postemployment benefits under plans sponsored and administered by Metropolitan Life Insurance Company ("MLIC"), an affiliate of the Company. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

  Foreign Currency

     Assets, liabilities and operations of foreign affiliates and subsidiaries are recorded based on the functional currency of each entity. The determination of the functional currency is made based on appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of foreign affiliates and subsidiaries are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. The resulting translation adjustments are charged or credited directly to other comprehensive income or loss, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

  Discontinued Operations

     The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

  Litigation Contingencies

     The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Assets within the Company's separate accounts primarily include: mutual funds, fixed maturity and equity securities, mortgage loans, derivatives, hedge funds, other limited partnership interests, short-term investments and cash and cash equivalents. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value which is based on the estimated fair values of the underlying assets comprising the portfolios of an individual separate account. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of operations. Separate accounts credited with a contractual investment return are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account. Unit-linked separate account investments which are directed by contractholders but do not meet one or more of the other above criteria are included in other securities.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges.

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Financial Instruments

     Effective December 31, 2010, the Company adopted new guidance regarding disclosures about the credit quality of financing receivables and valuation allowances for credit losses including credit quality indicators. Such disclosures must be disaggregated by portfolio segment or class based on how a company develops its valuation allowances for credit losses and how it manages its credit exposure. The Company has provided all material required disclosures in its consolidated financial statements. Certain additional disclosures will be required for reporting periods ending March 31, 2011 and certain disclosures relating to troubled debt restructurings have been deferred indefinitely.

     Effective July 1, 2010, the Company adopted new guidance regarding accounting for embedded credit derivatives within structured securities. This guidance clarifies the type of embedded credit derivative that is exempt from embedded derivative bifurcation requirements. Specifically, embedded credit derivatives resulting only from subordination of one financial instrument to another continue to qualify for the scope exception. Embedded credit derivative features other than subordination must be analyzed to determine whether they require bifurcation and separate accounting. The adoption of this guidance did not have an impact on the Company's consolidated financial statements.

     Effective January 1, 2010, the Company adopted new guidance related to financial instrument transfers and consolidation of VIEs. The financial instrument transfer guidance eliminates the concept of a qualified special purpose entity ("QSPE"), eliminates the guaranteed mortgage securitization exception, changes the criteria for achieving sale accounting when transferring a financial asset and changes the initial recognition of retained beneficial interests. The new consolidation guidance changes the definition of the primary beneficiary, as well as the method of determining whether an entity is a primary beneficiary of a VIE from a quantitative model to a qualitative

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


model. Under the new qualitative model, the entity that has both the ability to direct the most significant activities of the VIE and the obligation to absorb losses or receive benefits that could be significant to the VIE is considered to be the primary beneficiary of the VIE. The guidance requires a quarterly reassessment, as well as enhanced disclosures, including the effects of a company's involvement with VIEs on its financial statements.

     As a result of the adoption of this guidance, the Company consolidated certain former QSPEs that were previously accounted for as fixed maturity CMBS. The Company also elected FVO for all of the consolidated assets and liabilities of these entities. Upon consolidation, the Company recorded $6,769 million of commercial mortgage loans and $6,717 million of long-term debt based on estimated fair values at January 1, 2010 and de-recognized $52 million in fixed maturity securities. The consolidation also resulted in a decrease in retained earnings of $34 million, net of income tax, and an increase in accumulated other comprehensive income (loss) of $34 million, net of income tax, at January 1, 2010. For the year ended December 31, 2010, the Company recorded $411 million of net investment income on the consolidated assets, $402 million of interest expense in other expenses on the related long-term debt and $24 million in net investment gains (losses) to remeasure the assets and liabilities at their estimated fair values.

     Also effective January 1, 2010, the Company adopted new guidance that indefinitely defers the above changes relating to the Company's interests in entities that have all the attributes of an investment company or for which it is industry practice to apply measurement principles for financial reporting that are consistent with those applied by an investment company. As a result of the deferral, the above guidance did not apply to certain real estate joint ventures and other limited partnership interests held by the Company.

     As more fully described in "Summary of Significant Accounting Policies and Critical Accounting Estimates," effective April 1, 2009, the Company adopted OTTI guidance. This guidance amends the previously used methodology for determining whether an OTTI exists for fixed maturity securities, changes the presentation of OTTI for fixed maturity securities and requires additional disclosures for OTTI on fixed maturity and equity securities in interim and annual financial statements.

     The Company's net cumulative effect adjustment of adopting the OTTI guidance was an increase of $22 million to retained earnings with a corresponding increase to accumulated other comprehensive loss to reclassify the noncredit loss portion of previously recognized OTTI losses on fixed maturity securities held at April 1, 2009. This cumulative effect adjustment was comprised of an increase in the amortized cost basis of fixed maturity securities of $36 million, net of policyholder related amounts of $2 million and net of deferred income taxes of $12 million, resulting in the net cumulative effect adjustment of $22 million. The increase in the amortized cost basis of fixed maturity securities of $36 million by sector was as follows: $17 million -- ABS, $6 million -- U.S. corporate securities and $13 million -- CMBS.

     As a result of the adoption of the OTTI guidance, the Company's pre-tax earnings for the year ended December 31, 2009 increased by $148 million, offset by an increase in other comprehensive loss representing OTTI relating to noncredit losses recognized during the year ended December 31, 2009.

     Effective January 1, 2009, the Company adopted guidance on disclosures about derivative instruments and hedging. This guidance requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments and disclosures about credit risk-related contingent features in derivative agreements. The Company has provided all of the material disclosures in its consolidated financial statements.

     The following pronouncements relating to financial instruments had no material impact on the Company's consolidated financial statements:

     - Effective January 1, 2009, the Company adopted prospectively an update on accounting for transfers of financial assets and repurchase financing transactions. This update provides guidance for evaluating whether

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


       to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions.

     - Effective December 31, 2008, the Company adopted guidance on the recognition of interest income and impairment on purchased beneficial interests and beneficial interests that continue to be held by a transferor in securitized financial assets. This new guidance more closely aligns the determination of whether an OTTI has occurred for a beneficial interest in a securitized financial asset with the original guidance for fixed maturity securities classified as available-for-sale or held-to-maturity.

     - Effective January 1, 2008, the Company adopted guidance relating to application of the shortcut method of accounting for derivative instruments and hedging activities. This guidance permits interest rate swaps to have a non-zero fair value at inception when applying the shortcut method of assessing hedge effectiveness as long as the difference between the transaction price (zero) and the fair value (exit price), as defined by current accounting guidance on fair value measurements, is solely attributable to a bid-ask spread. In addition, entities are not precluded from applying the shortcut method of assessing hedge effectiveness in a hedging relationship of interest rate risk involving an interest bearing asset or liability in situations where the hedged item is not recognized for accounting purposes until settlement date as long as the period between trade date and settlement date of the hedged item is consistent with generally established conventions in the marketplace.

     - Effective January 1, 2008, the Company adopted guidance that permits a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset. This guidance also includes certain terminology modifications. Upon adoption of this guidance, the Company did not change its accounting policy of not offsetting fair value amounts recognized for derivative instruments under master netting arrangements.

  Business Combinations and Noncontrolling Interests

     Effective January 1, 2009, the Company adopted revised guidance on business combinations and accounting for noncontrolling interests in the consolidated financial statements. Under this guidance:

     - All business combinations (whether full, partial or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

     - Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

     - The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

     - Assets acquired and liabilities assumed in a business combination that arise from contingencies are recognized at fair value if the acquisition date fair value can be reasonably determined. If the fair value is not estimable, an asset or liability is recorded if existence or incurrence at the acquisition date is probable and its amount is reasonably estimable.

     - Changes in deferred income tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

     - Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

     - Net income (loss) includes amounts attributable to noncontrolling interests.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     - When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

     - Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

     - When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

     The adoption of this guidance on a prospective basis did not have an impact on the Company's consolidated financial statements. As the Company did not have a minority interest, the adoption of this guidance, which required retrospective application of presentation requirements of noncontrolling interest, did not have an impact on the Company's consolidated financial statements.

     Effective January 1, 2009, the Company adopted prospectively guidance on determination of the useful life of intangible assets. This guidance amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset. This change is intended to improve the consistency between the useful life of a recognized intangible asset and the period of expected future cash flows used to measure the fair value of the asset. The Company determines useful lives and provides all of the material disclosures prospectively on intangible assets acquired on or after January 1, 2009 in accordance with this guidance.

  Fair Value

     Effective January 1, 2010, the Company adopted new guidance that requires new disclosures about significant transfers into and/or out of Levels 1 and 2 of the fair value hierarchy and activity in Level 3. In addition, this guidance provides clarification of existing disclosure requirements about level of disaggregation and inputs and valuation techniques. The adoption of this guidance did not have an impact on the Company's consolidated financial statements.

     Effective January 1, 2008, the Company adopted fair value measurements guidance which defines fair value, establishes a consistent framework for measuring fair value, establishes a fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements and applied this guidance prospectively to assets and liabilities measured at fair value. The adoption of this guidance changed the valuation of certain freestanding derivatives by moving from a mid to bid pricing convention as it relates to certain volatility inputs, as well as the addition of liquidity adjustments and adjustments for risks inherent in a particular input or valuation technique. The adoption of this guidance also changed the valuation of the Company's embedded derivatives, most significantly the valuation of embedded derivatives associated with certain guarantees on variable annuity contracts. The change in valuation of embedded derivatives associated with guarantees on annuity contracts resulted from the incorporation of risk margins associated with non-capital market inputs and the inclusion of the Company's nonperformance risk in their valuation. At January 1, 2008, the impact of adopting the guidance on assets and liabilities measured at estimated fair value was $59 million ($38 million, net of income tax) and was recognized as a change in estimate in the accompanying consolidated statement of operations where it was presented in the respective statement of operations caption to which the item measured at estimated fair value is presented. There were no significant changes in estimated fair value of items measured at fair value and reflected in accumulated other comprehensive income (loss). The addition of risk margins and the Company's nonperformance risk adjustment in the valuation of embedded derivatives associated with annuity contracts may result in significant volatility in the Company's consolidated net income in future periods. The Company provided all of the material disclosures in Note 4.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following pronouncements relating to fair value had no material impact on the Company's consolidated financial statements:

     - Effective September 30, 2008, the Company adopted guidance relating to the fair value measurements of financial assets when the market for those assets is not active. It provides guidance on how a company's internal cash flow and discount rate assumptions should be considered in the measurement of fair value when relevant market data does not exist, how observable market information in an inactive market affects fair value measurement and how the use of market quotes should be considered when assessing the relevance of observable and unobservable data available to measure fair value.

     - Effective January 1, 2009, the Company implemented fair value measurements guidance for certain nonfinancial assets and liabilities that are recorded at fair value on a non-recurring basis. This guidance applies to such items as: (i) nonfinancial assets and nonfinancial liabilities initially measured at estimated fair value in a business combination; (ii) reporting units measured at estimated fair value in the first step of a goodwill impairment test; and (iii) indefinite-lived intangible assets measured at estimated fair value for impairment assessment.

     - Effective January 1, 2009, the Company adopted prospectively guidance on issuer's accounting for liabilities measured at fair value with a third-party credit enhancement. This guidance states that an issuer of a liability with a third-party credit enhancement should not include the effect of the credit enhancement in the fair value measurement of the liability. In addition, it requires disclosures about the existence of any third-party credit enhancement related to liabilities that are measured at fair value.

     - Effective April 1, 2009, the Company adopted guidance on: (i) estimating the fair value of an asset or liability if there was a significant decrease in the volume and level of trading activity for these assets or liabilities; and (ii) identifying transactions that are not orderly. The Company has provided all of the material disclosures in its consolidated financial statements.

     - Effective December 31, 2009, the Company adopted guidance on: (i) measuring the fair value of investments in certain entities that calculate NAV per share; (ii) how investments within its scope would be classified in the fair value hierarchy; and (iii) enhanced disclosure requirements, for both interim and annual periods, about the nature and risks of investments measured at fair value on a recurring or non-recurring basis.

     - Effective December 31, 2009, the Company adopted guidance on measuring liabilities at fair value. This guidance provides clarification for measuring fair value in circumstances in which a quoted price in an active market for the identical liability is not available. In such circumstances a company is required to measure fair value using either a valuation technique that uses: (i) the quoted price of the identical liability when traded as an asset; or (ii) quoted prices for similar liabilities or similar liabilities when traded as assets; or (iii) another valuation technique that is consistent with the principles of fair value measurement such as an income approach (e.g., present value technique) or a market approach (e.g., "entry" value technique).

  Other Pronouncements

     Effective April 1, 2009, the Company adopted prospectively guidance which establishes general standards for accounting and disclosures of events that occur subsequent to the balance sheet date but before financial statements are issued or available to be issued. The Company has provided all of the material disclosures in its consolidated financial statements.

     Effective January 1, 2008, the Company prospectively adopted guidance on the sale of real estate when the agreement includes a buy-sell clause. This guidance addresses whether the existence of a buy-sell arrangement would preclude partial sales treatment when real estate is sold to a jointly owned entity and concludes that the

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


existence of a buy-sell clause does not necessarily preclude partial sale treatment under current guidance. The adoption of this guidance did not have a material impact on the Company's consolidated financial statements.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

     In December 2010, the Financial Accounting Standards Board ("FASB") issued new guidance addressing when a business combination should be assumed to have occurred for the purpose of providing pro forma disclosure (Accounting Standards Update ("ASU") 2010-29, Business Combinations (Topic 805): Disclosure of Supplementary Pro Forma Information for Business Combinations). Under the new guidance, if an entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period. The guidance also expands the supplemental pro forma disclosures to include additional narratives. The guidance is effective for fiscal years beginning on or after December 15, 2010. The Company will apply the guidance prospectively on its accounting for future acquisitions and does not expect the adoption of this guidance to have a material impact on the Company's consolidated financial statements.

     In December 2010, the FASB issued new guidance regarding goodwill impairment testing (ASU 2010-28, Intangibles -- Goodwill and Other (Topic 350):
When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts). This guidance modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity would be required to perform Step 2 of the test if qualitative factors indicate that it is more likely than not that goodwill impairment exists. The guidance is effective for the first quarter of 2011. The Company does not expect the adoption of this new guidance to have a material impact on its consolidated financial statements.

     In October 2010, the FASB issued new guidance regarding accounting for deferred acquisition costs (ASU 2010-26, Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts) effective for the first quarter of 2012. This guidance clarifies the costs that should be deferred by insurance entities when issuing and renewing insurance contracts. The guidance also specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized. All other acquisition-related costs should be expensed as incurred. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

     In April 2010, the FASB issued new guidance regarding accounting for investment funds determined to be VIEs (ASU 2010-15, How Investments Held through Separate Accounts Affect an Insurer's Consolidation Analysis of Those Investments). Under this guidance, an insurance entity would not be required to consolidate a voting-interest investment fund when it holds the majority of the voting interests of the fund through its separate accounts. In addition, an insurance entity would not consider the interests held through separate accounts for the benefit of policyholders in the insurer's evaluation of its economics in a VIE, unless the separate account contractholder is a related party. The guidance is effective for the first quarter of 2011. The Company does not expect the adoption of this new guidance to have a material impact on its consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

2.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, estimated fair value of the Company's fixed maturity and equity securities and the percentage that each sector represents by the respective total holdings for the periods shown. The unrealized loss amounts presented below include the noncredit loss component of OTTI loss:

                                                           DECEMBER 31, 2010
                                       ---------------------------------------------------------
                                                        GROSS UNREALIZED
                                        COST OR    -------------------------   ESTIMATED
                                       AMORTIZED            TEMPORARY   OTTI      FAIR      % OF
                                          COST      GAIN       LOSS     LOSS     VALUE     TOTAL
                                       ---------   ------   ---------   ----   ---------   -----
                                                              (IN MILLIONS)
FIXED MATURITY SECURITIES:
U.S. corporate securities............   $14,860    $  816     $  302     $--    $15,374     34.2%
Foreign corporate securities.........     8,095       502        127      --      8,470     18.8
U.S. Treasury and agency securities..     7,665       143        132      --      7,676     17.1
RMBS.................................     6,803       203        218      79      6,709     14.9
CMBS.................................     2,203       113         39      --      2,277      5.1
ABS..................................     1,927        44         95       7      1,869      4.2
State and political subdivision
  securities.........................     1,755        22        131      --      1,646      3.7
Foreign government securities........       824        81          2      --        903      2.0
                                        -------    ------     ------     ---    -------    -----
  Total fixed maturity securities
     (1), (2)........................   $44,132    $1,924     $1,046     $86    $44,924    100.0%
                                        =======    ======     ======     ===    =======    =====
EQUITY SECURITIES:
Non-redeemable preferred stock (1)...   $   306    $    9     $   47     $--    $   268     66.2%
Common stock.........................       121        17          1      --        137     33.8
                                        -------    ------     ------     ---    -------    -----
  Total equity securities (3)........   $   427    $   26     $   48     $--    $   405    100.0%
                                        =======    ======     ======     ===    =======    =====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                           DECEMBER 31, 2009
                                       ---------------------------------------------------------
                                                        GROSS UNREALIZED
                                        COST OR    -------------------------   ESTIMATED
                                       AMORTIZED            TEMPORARY   OTTI      FAIR      % OF
                                          COST      GAIN       LOSS     LOSS     VALUE     TOTAL
                                       ---------   ------   ---------   ----   ---------   -----
                                                              (IN MILLIONS)
FIXED MATURITY SECURITIES:
U.S. corporate securities............   $15,598    $  441     $  639    $  2    $15,398     37.3%
Foreign corporate securities.........     7,292       307        255       6      7,338     17.8
U.S. Treasury and agency securities..     6,503        35        281      --      6,257     15.2
RMBS.................................     6,183       153        402      82      5,852     14.2
CMBS.................................     2,808        43        216      18      2,617      6.3
ABS..................................     2,152        33        163      33      1,989      4.8
State and political subdivision
  securities.........................     1,291        12        124      --      1,179      2.8
Foreign government securities........       608        46          9      --        645      1.6
                                        -------    ------     ------    ----    -------    -----
  Total fixed maturity securities
     (1), (2)........................   $42,435    $1,070     $2,089    $141    $41,275    100.0%
                                        =======    ======     ======    ====    =======    =====
EQUITY SECURITIES:
Non-redeemable preferred stock (1)...   $   351    $   10     $   55    $ --    $   306     66.7%
Common stock.........................       143        11          1      --        153     33.3
                                        -------    ------     ------    ----    -------    -----
  Total equity securities (3)........   $   494    $   21     $   56    $ --    $   459    100.0%
                                        =======    ======     ======    ====    =======    =====



--------

   (1) Upon acquisition, the Company classifies perpetual securities that have attributes of both debt and equity as fixed maturity securities if the security has an interest rate step-up feature which, when combined with other qualitative factors, indicates that the security has more debt-like characteristics. The Company classifies perpetual securities with an interest rate step-up feature which, when combined with other qualitative factors, indicates that the security has more equity-like characteristics, as equity securities within non-redeemable preferred stock. Many of such securities have been issued by non-U.S. financial institutions that are accorded Tier 1 and Upper Tier 2 capital treatment by their respective regulatory bodies and are commonly referred to as "perpetual hybrid securities." The following table presents the perpetual hybrid securities held by the Company at:

                                                                                 DECEMBER 31,
                                                                            ---------------------
                                                                               2010        2009
                              CLASSIFICATION                                ---------   ---------
-------------------------------------------------------------------------   ESTIMATED   ESTIMATED
  CONSOLIDATED BALANCE                                                         FAIR        FAIR
         SHEETS               SECTOR TABLE            PRIMARY ISSUERS         VALUE       VALUE
------------------------  --------------------   ------------------------   ---------   ---------
                                                                                (IN MILLIONS)
                          Non-redeemable         Non-U.S. financial
Equity securities         preferred stock        institutions                  $202        $237
                          Non-redeemable         U.S. financial
Equity securities         preferred stock        institutions                  $ 35        $ 43
Fixed maturity            Foreign corporate      Non-U.S. financial
  securities              securities             institutions                  $450        $580
Fixed maturity            U.S. corporate         U.S. financial
  securities              securities             institutions                  $ 10        $ 17


--------

   (2) The Company's holdings in redeemable preferred stock with stated maturity dates, commonly referred to as "capital securities", were primarily issued by U.S. financial institutions and have cumulative interest deferral features. The Company held $645 million and $513 million at estimated fair value of such securities at December 31, 2010 and 2009, respectively, which are included in the U.S. and foreign corporate securities sectors within fixed maturity securities.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



   (3) Equity securities primarily consist of investments in common and preferred stocks, including certain perpetual hybrid securities and mutual fund interests. Privately-held equity securities were $100 million and $82 million at estimated fair value at December 31, 2010 and 2009, respectively.

     The Company held foreign currency derivatives with notional amounts of $807 million and $855 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2010 and 2009, respectively.

     The below investment grade and non-income producing amounts presented below are based on rating agency designations and equivalent designations of the National Association of Insurance Commissioners ("NAIC"), with the exception of certain structured securities described below held by MetLife Insurance Company of Connecticut and its domestic insurance subsidiary. Non-agency RMBS, including RMBS backed by sub-prime mortgage loans reported within ABS, CMBS and all other ABS held by MetLife Insurance Company of Connecticut and its domestic insurance subsidiary, are presented based on final ratings from the revised NAIC rating methodologies which became effective December 31, 2009 for non-agency RMBS, including RMBS backed by sub-prime mortgage loans reported within ABS, and December 31, 2010 for CMBS and the remaining ABS (which may not correspond to rating agency designations). All NAIC designation (e.g., NAIC 1 -- 6) amounts and percentages presented herein are based on the revised NAIC methodologies. All rating agency designation (e.g., Aaa/AAA) amounts and percentages presented herein are based on rating agency designations without adjustment for the revised NAIC methodologies described above. Rating agency designations are based on availability of applicable ratings from rating agencies on the NAIC acceptable rating organization list, including Moody's Investors Service ("Moody's"), S&P and Fitch Ratings ("Fitch").

     The following table presents selected information about certain fixed maturity securities held by the Company at:

                                                                    DECEMBER 31,
                                                                  ---------------
                                                                   2010     2009
                                                                  ------   ------
                                                                   (IN MILLIONS)
Below investment grade or non-rated fixed maturity securities:
  Estimated fair value..........................................  $4,027   $3,866
  Net unrealized gain (loss)....................................  $ (125)  $ (467)
Non-income producing fixed maturity securities:
  Estimated fair value..........................................  $   36   $   67
  Net unrealized gain (loss)....................................  $    2   $    2


     Concentrations of Credit Risk (Fixed Maturity Securities) -- Summary. The following section contains a summary of the concentrations of credit risk related to fixed maturity securities holdings.

     The Company was not exposed to any concentrations of credit risk of any single issuer greater than 10% of the Company's stockholders' equity, other than securities of the U.S. government and certain U.S. government agencies. The Company's holdings in U.S. Treasury and agency fixed maturity securities at estimated fair value were $7.7 billion and $6.3 billion at December 31, 2010 and 2009, respectively.

     Concentrations of Credit Risk (Fixed Maturity Securities) -- U.S. and Foreign Corporate Securities. The Company maintains a diversified portfolio of corporate fixed maturity securities across industries and issuers. This portfolio does not have an exposure to any single issuer in excess of 1% of total investments. The tables below present for all corporate fixed maturity securities holdings, corporate securities by sector, U.S. corporate securities

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


by major industry types, the largest exposure to a single issuer and the combined holdings in the ten issuers to which it had the largest exposure at:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2010                2009
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                 (IN MILLIONS)
Corporate fixed maturity securities -- by sector:
  Foreign corporate fixed maturity securities (1)..   $ 8,470     35.5%   $ 7,338     32.3%
U.S. corporate fixed maturity securities -- by
  industry:
  Consumer.........................................     3,893     16.3      3,507     15.4
  Utility..........................................     3,379     14.2      3,328     14.6
  Industrial.......................................     3,282     13.7      3,047     13.4
  Finance..........................................     2,569     10.8      3,145     13.8
  Communications...................................     1,444      6.1      1,669      7.4
  Other............................................       807      3.4        702      3.1
                                                      -------    -----    -------    -----
     Total.........................................   $23,844    100.0%   $22,736    100.0%
                                                      =======    =====    =======    =====



--------

   (1) Includes U.S. dollar-denominated debt obligations of foreign obligors and other foreign fixed maturity securities.

                                                                  DECEMBER 31,
                                               -------------------------------------------------
                                                         2010                      2009
                                               -----------------------   -----------------------
                                               ESTIMATED                 ESTIMATED
                                                  FAIR      % OF TOTAL      FAIR      % OF TOTAL
                                                 VALUE     INVESTMENTS     VALUE     INVESTMENTS
                                               ---------   -----------   ---------   -----------
                                                                 (IN MILLIONS)
Concentrations within corporate fixed
  maturity securities:
  Largest exposure to a single issuer........    $  252        0.4%        $  204        0.4%
  Holdings in ten issuers with the largest
     exposures...............................    $1,683        2.5%        $1,695        3.2%

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Concentrations of Credit Risk (Fixed Maturity Securities) -- RMBS. The table below presents the Company's RMBS holdings and portion rated Aaa/AAA and portion rated NAIC 1 at:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2010                2009
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                 (IN MILLIONS)
By security type:
  Pass-through securities..........................    $3,466     51.7%    $2,206     37.7%
  Collateralized mortgage obligations..............     3,243     48.3      3,646     62.3
                                                       ------    -----     ------    -----
     Total RMBS....................................    $6,709    100.0%    $5,852    100.0%
                                                       ======    =====     ======    =====
By risk profile:
  Agency...........................................    $5,080     75.7%    $4,095     70.0%
  Prime............................................     1,023     15.3      1,118     19.1
  Alternative residential mortgage loans...........       606      9.0        639     10.9
                                                       ------    -----     ------    -----
     Total RMBS....................................    $6,709    100.0%    $5,852    100.0%
                                                       ======    =====     ======    =====
Portion rated Aaa/AAA..............................    $5,254     78.3%    $4,347     74.3%
                                                       ======    =====     ======    =====
Portion rated NAIC 1...............................    $5,618     83.7%    $4,835     82.6%
                                                       ======    =====     ======    =====



     Pass-through mortgage-backed securities are a type of asset-backed security that is secured by a mortgage or collection of mortgages. The monthly mortgage payments from homeowners pass from the originating bank through an intermediary, such as a government agency or investment bank, which collects the payments, and for a fee, remits or passes these payments through to the holders of the pass-through securities. Collateralized mortgage obligations are a type of mortgage-backed security structured by dividing the cash flows of mortgages into separate pools or tranches of risk that create multiple classes of bonds with varying maturities and priority of payments.

     Prime residential mortgage lending includes the origination of residential mortgage loans to the most creditworthy borrowers with high quality credit profiles. Alternative residential mortgage loans ("Alt-A") are a classification of mortgage loans where the risk profile of the borrower falls between prime and sub-prime. Sub-prime mortgage lending is the origination of residential mortgage loans to borrowers with weak credit profiles.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following tables present the Company's investment in Alt-A RMBS by vintage year (vintage year refers to the year of origination and not to the year of purchase) and certain other selected data:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2010                2009
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                 (IN MILLIONS)
VINTAGE YEAR:
2004 & Prior.......................................     $  9       1.5%     $ 15       2.3%
2005...............................................      302      49.8       336      52.6
2006...............................................       88      14.6        83      13.0
2007...............................................      207      34.1       205      32.1
2008 to 2010.......................................       --        --        --        --
                                                        ----     -----      ----     -----
  Total............................................     $606     100.0%     $639     100.0%
                                                        ====     =====      ====     =====




                                                                DECEMBER 31,
                                                     ---------------------------------
                                                           2010              2009
                                                     ---------------   ---------------
                                                               % OF              % OF
                                                     AMOUNT    TOTAL   AMOUNT    TOTAL
                                                     ------   ------   ------   ------
                                                               (IN MILLIONS)
Net unrealized gain (loss).........................   $(141)            $(235)
Rated Aa/AA or better..............................              1.5%              2.3%
Rated NAIC 1.......................................             14.9%             16.6%
Distribution of holdings -- at estimated fair
  value -- by collateral type:
  Fixed rate mortgage loans collateral.............             96.1%             95.6%
  Hybrid adjustable rate mortgage loans
     collateral....................................              3.9               4.4
                                                               -----             -----
     Total Alt-A RMBS..............................            100.0%            100.0%
                                                               =====             =====



     Concentrations of Credit Risk (Fixed Maturity Securities) -- CMBS. The Company's holdings in CMBS were $2.3 billion and $2.6 billion at estimated fair value at December 31, 2010 and 2009, respectively. The Company had no exposure to CMBS index securities at December 31, 2010 or 2009. The Company held commercial real estate collateralized debt obligations securities of $85 million and $70 million at estimated fair value at December 31, 2010 and 2009, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following tables present the Company's holdings of CMBS by vintage year and certain other selected data at:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2010                2009
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                   (IN MILLIONS)
VINTAGE YEAR:
2003 & Prior.......................................    $  947     41.6%    $1,202     45.9%
2004...............................................       442     19.4        512     19.6
2005...............................................       431     18.9        472     18.0
2006...............................................       442     19.4        407     15.6
2007...............................................        15      0.7         24      0.9
2008 to 2010.......................................        --       --         --       --
                                                       ------    -----     ------    -----
  Total............................................    $2,277    100.0%    $2,617    100.0%
                                                       ======    =====     ======    =====




                                                                  DECEMBER 31,
                                                        -------------------------------
                                                             2010             2009
                                                        --------------   --------------
                                                                  % OF             % OF
                                                        AMOUNT   TOTAL   AMOUNT   TOTAL
                                                        ------   -----   ------   -----
                                                                  (IN MILLIONS)
Net unrealized gain (loss)............................    $74             $(191)
Rated Aaa/AAA.........................................             88%              83%
Rated NAIC 1..........................................             95%              93%


     The portion rated Aaa/AAA at December 31, 2010 reflects rating agency designations assigned by nationally recognized rating agencies including Moody's, S&P, Fitch and Realpoint, LLC. The portion rated Aaa/AAA at December 31, 2009 reflects rating agency designations assigned by nationally recognized rating agencies including Moody's, S&P and Fitch.

     Concentrations of Credit Risk (Fixed Maturity Securities) -- ABS. The Company's holdings in ABS were $1.9 billion and $2.0 billion at estimated fair value at December 31, 2010 and 2009, respectively. The Company's ABS are diversified both by collateral type and by issuer.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the collateral type and certain other information about ABS held by the Company at:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2010                2009
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                 (IN MILLIONS)
By collateral type:
  Credit card loans................................    $  753     40.3%    $  920     46.3%
  RMBS backed by sub-prime mortgage loans..........       247     13.2        247     12.4
  Student loans....................................       174      9.3        158      7.9
  Automobile loans.................................        98      5.3        205     10.3
  Other loans......................................       597     31.9        459     23.1
                                                       ------    -----     ------    -----
     Total.........................................    $1,869    100.0%    $1,989    100.0%
                                                       ======    =====     ======    =====
Portion rated Aaa/AAA..............................    $1,251     66.9%    $1,292     65.0%
                                                       ======    =====     ======    =====
Portion rated NAIC 1...............................    $1,699     90.9%    $1,767     88.8%
                                                       ======    =====     ======    =====



     Concentrations of Credit Risk (Equity Securities). The Company was not exposed to any concentrations of credit risk in its equity securities holdings of any single issuer greater than 10% of the Company's stockholders' equity or 1% of total investments at December 31, 2010 and 2009.

     Maturities of Fixed Maturity Securities. The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), were as follows at:

                                                                  DECEMBER 31,
                                                 ---------------------------------------------
                                                          2010                    2009
                                                 ---------------------   ---------------------
                                                             ESTIMATED               ESTIMATED
                                                 AMORTIZED      FAIR     AMORTIZED      FAIR
                                                    COST       VALUE        COST       VALUE
                                                 ---------   ---------   ---------   ---------
                                                                 (IN MILLIONS)
Due in one year or less........................   $ 1,874     $ 1,889     $ 1,023     $ 1,029
Due after one year through five years..........     9,340       9,672       9,048       9,202
Due after five years through ten years.........     7,829       8,333       7,882       7,980
Due after ten years............................    14,156      14,175      13,339      12,606
                                                  -------     -------     -------     -------
  Subtotal.....................................    33,199      34,069      31,292      30,817
RMBS, CMBS and ABS.............................    10,933      10,855      11,143      10,458
                                                  -------     -------     -------     -------
     Total fixed maturity securities...........   $44,132     $44,924     $42,435     $41,275
                                                  =======     =======     =======     =======



     Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. RMBS, CMBS and ABS are shown separately in the table, as they are not due at a single maturity.

  EVALUATING AVAILABLE-FOR-SALE SECURITIES FOR OTHER-THAN-TEMPORARY IMPAIRMENT

     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings, including fixed maturity securities, equity securities and perpetual

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


hybrid securities, in accordance with its impairment policy in order to evaluate whether such investments are other-than-temporarily impaired. As described more fully in Note 1, effective April 1, 2009, the Company adopted OTTI guidance that amends the methodology for determining for fixed maturity securities whether an OTTI exists, and for certain fixed maturity securities, changes how the amount of the OTTI loss that is charged to earnings is determined. There was no change in the OTTI methodology for equity securities.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), were as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                           -------------------------
                                                            2010     2009      2008
                                                           -----   -------   -------
                                                                 (IN MILLIONS)
Fixed maturity securities................................  $ 878   $(1,019)  $(4,755)
Fixed maturity securities with noncredit OTTI losses in
  accumulated other comprehensive income (loss)..........    (86)     (141)       --
                                                           -----   -------   -------
  Total fixed maturity securities........................    792    (1,160)   (4,755)
Equity securities........................................    (21)      (35)     (199)
Derivatives..............................................   (109)       (4)       12
Short-term investments...................................     (2)      (10)     (100)
Other....................................................     (3)       (3)       (3)
                                                           -----   -------   -------
     Subtotal............................................    657    (1,212)   (5,045)
                                                           -----   -------   -------
Amounts allocated from:
  Insurance liability loss recognition...................    (33)       --        --
  DAC and VOBA related to noncredit OTTI losses
     recognized in accumulated other comprehensive income
     (loss)..............................................      5        12        --
  DAC and VOBA...........................................   (126)      151       916
                                                           -----   -------   -------
     Subtotal............................................   (154)      163       916
Deferred income tax benefit (expense) related to
  noncredit OTTI losses recognized in accumulated other
  comprehensive income (loss)............................     30        46        --
Deferred income tax benefit (expense)....................   (196)      327     1,447
                                                           -----   -------   -------
Net unrealized investment gains (losses).................  $ 337   $  (676)  $(2,682)
                                                           =====   =======   =======



     Fixed maturity securities with noncredit OTTI losses in accumulated other comprehensive income (loss), as presented above of ($86) million at December 31, 2010, includes ($141) million recognized prior to January 1, 2010, ($53) million (($44) million, net of DAC) of noncredit OTTI losses recognized in the year ended December 31, 2010, $16 million transferred to retained earnings in connection with the adoption of guidance related to the consolidation of VIEs (see Note 1) for the year ended December 31, 2010, $28 million related to securities sold during the year ended December 31, 2010 for which a noncredit OTTI loss was previously recognized in accumulated other comprehensive income
(loss) and $64 million of subsequent increases in estimated fair value during the year ended December 31, 2010 on such securities for which a noncredit OTTI loss was previously recognized in accumulated other comprehensive income (loss).

     Fixed maturity securities with noncredit OTTI losses in accumulated other comprehensive income (loss), as presented above, of ($141) million at December 31, 2009, includes ($36) million related to the transition adjustment recorded in 2009 upon the adoption of guidance on the recognition and presentation of OTTI, ($165) million

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


(($148) million, net of DAC) of noncredit OTTI losses recognized in the year ended December 31, 2009 (as more fully described in Note 1), $6 million related to securities sold during the year ended December 31, 2009 for which a noncredit OTTI loss was previously recognized in accumulated comprehensive income (loss) and $54 million of subsequent increases in estimated fair value during the year ended December 31, 2009 on such securities for which a noncredit OTTI loss was previously recognized in accumulated other comprehensive income (loss).

     The changes in net unrealized investment gains (losses) were as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                           --------------------------
                                                            2010      2009      2008
                                                           ------   -------   -------
                                                                  (IN MILLIONS)
Balance, beginning of period.............................  $ (676)  $(2,682)  $  (361)
Cumulative effect of change in accounting principles, net
  of income tax..........................................      34       (22)       --
Fixed maturity securities on which noncredit OTTI losses
  have been recognized...................................      39      (105)       --
Unrealized investment gains (losses) during the year.....   1,778     3,974    (4,396)
Unrealized investment gains (losses) relating to:
  Insurance liability gain (loss) recognition............     (33)       --        --
  DAC and VOBA related to noncredit OTTI losses
     recognized in accumulated other comprehensive income
     (loss)..............................................      (7)       10        --
  DAC and VOBA...........................................    (277)     (765)      823
  Deferred income tax benefit (expense) related to
     noncredit OTTI losses recognized in accumulated
     other comprehensive income (loss)...................     (11)       34        --
  Deferred income tax benefit (expense)..................    (510)   (1,120)    1,252
                                                           ------   -------   -------
Balance, end of period...................................  $  337   $  (676)  $(2,682)
                                                           ======   =======   =======
Change in net unrealized investment gains (losses).......  $1,013   $ 2,006   $(2,321)
                                                           ======   =======   =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  CONTINUOUS GROSS UNREALIZED LOSS AND OTTI LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE BY SECTOR

     The following tables present the estimated fair value and gross unrealized loss of the Company's fixed maturity and equity securities in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position. The unrealized loss amounts presented below include the noncredit component of OTTI loss. Fixed maturity securities on which a noncredit OTTI loss has been recognized in accumulated other comprehensive income (loss) are categorized by length of time as being "less than 12 months" or "equal to or greater than 12 months" in a continuous unrealized loss position based on the point in time that the estimated fair value initially declined to below the amortized cost basis and not the period of time since the unrealized loss was deemed a noncredit OTTI loss.

                                                                  DECEMBER 31, 2010
                                      ------------------------------------------------------------------------
                                                                 EQUAL TO OR GREATER
                                        LESS THAN 12 MONTHS        THAN 12 MONTHS                TOTAL
                                      ----------------------   ----------------------   ----------------------
                                      ESTIMATED      GROSS     ESTIMATED      GROSS     ESTIMATED      GROSS
                                         FAIR     UNREALIZED      FAIR     UNREALIZED      FAIR     UNREALIZED
                                        VALUE        LOSS        VALUE        LOSS        VALUE        LOSS
                                      ---------   ----------   ---------   ----------   ---------   ----------
                                                     (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
U.S. corporate securities..........     $1,956       $ 56        $1,800       $246       $ 3,756      $  302
Foreign corporate securities.......        727         24           816        103         1,543         127
U.S. Treasury and agency
  securities.......................      2,857        113            85         19         2,942         132
RMBS...............................      2,228         59         1,368        238         3,596         297
CMBS...............................         68          1           237         38           305          39
ABS................................        245          5           590         97           835         102
State and political subdivision
  securities.......................        716         36           352         95         1,068         131
Foreign government securities......         49          1             9          1            58           2
                                        ------       ----        ------       ----       -------      ------
  Total fixed maturity securities..     $8,846       $295        $5,257       $837       $14,103      $1,132
                                        ======       ====        ======       ====       =======      ======
EQUITY SECURITIES:
Non-redeemable preferred stock.....     $   26       $  5        $  187       $ 42       $   213      $   47
Common stock.......................          9          1            --         --             9           1
                                        ------       ----        ------       ----       -------      ------
  Total equity securities..........     $   35       $  6        $  187       $ 42       $   222      $   48
                                        ======       ====        ======       ====       =======      ======
Total number of securities in an
  unrealized loss position.........        759                      637
                                        ======                   ======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                  DECEMBER 31, 2009
                                      ------------------------------------------------------------------------
                                                                 EQUAL TO OR GREATER
                                        LESS THAN 12 MONTHS        THAN 12 MONTHS                TOTAL
                                      ----------------------   ----------------------   ----------------------
                                      ESTIMATED      GROSS     ESTIMATED      GROSS     ESTIMATED      GROSS
                                         FAIR     UNREALIZED      FAIR     UNREALIZED      FAIR     UNREALIZED
                                        VALUE        LOSS        VALUE        LOSS        VALUE        LOSS
                                      ---------   ----------   ---------   ----------   ---------   ----------
                                                     (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
U.S. corporate securities..........     $2,164       $ 87       $ 4,314      $  554      $ 6,478      $  641
Foreign corporate securities.......        759         27         1,488         234        2,247         261
U.S. Treasury and agency
  securities.......................      5,265        271            26          10        5,291         281
RMBS...............................        703         12         1,910         472        2,613         484
CMBS...............................        334          3         1,054         231        1,388         234
ABS................................        125         11           821         185          946         196
State and political subdivision
  securities.......................        413         16           433         108          846         124
Foreign government securities......        132          4            25           5          157           9
                                        ------       ----       -------      ------      -------      ------
  Total fixed maturity securities..     $9,895       $431       $10,071      $1,799      $19,966      $2,230
                                        ======       ====       =======      ======      =======      ======
EQUITY SECURITIES:
Non-redeemable preferred stock.....     $   21       $  9       $   198      $   46      $   219      $   55
Common stock.......................          3          1             3          --            6           1
                                        ------       ----       -------      ------      -------      ------
  Total equity securities..........     $   24       $ 10       $   201      $   46      $   225      $   56
                                        ======       ====       =======      ======      =======      ======
Total number of securities in an
  unrealized loss position.........        708                    1,236
                                        ======                  =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  AGING OF GROSS UNREALIZED LOSS AND OTTI LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss, including the portion of OTTI loss on fixed maturity securities recognized in accumulated other comprehensive income (loss), gross unrealized loss as a percentage of cost or amortized cost and number of securities for fixed maturity and equity securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:

                                                                DECEMBER 31, 2010
                                        ----------------------------------------------------------------
                                          COST OR AMORTIZED     GROSS UNREALIZED
                                                COST                  LOSS          NUMBER OF SECURITIES
                                        --------------------   ------------------   --------------------
                                        LESS THAN     20% OR   LESS THAN   20% OR   LESS THAN     20% OR
                                           20%         MORE       20%       MORE       20%         MORE
                                        ---------     ------   ---------   ------   ---------     ------
                                                   (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months..................   $ 8,882      $  439      $268      $109       686           43
Six months or greater but less than
  nine months.........................       152          40         6        13        30           10
Nine months or greater but less than
  twelve months.......................        48          25         2        11        11            3
Twelve months or greater..............     4,768         881       450       273       475          101
                                         -------      ------      ----      ----
  Total...............................   $13,850      $1,385      $726      $406
                                         =======      ======      ====      ====
Percentage of amortized cost..........                               5%       29%
                                                                  ====      ====
EQUITY SECURITIES:
Less than six months..................   $    31      $   30      $  4      $  7         8           12
Six months or greater but less than
  nine months.........................        --           3        --         1        --            1
Nine months or greater but less than
  twelve months.......................         5           7        --         2         1            1
Twelve months or greater..............       150          44        18        16        12            5
                                         -------      ------      ----      ----
  Total...............................   $   186      $   84      $ 22      $ 26
                                         =======      ======      ====      ====
Percentage of cost....................                              12%       31%
                                                                  ====      ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                               DECEMBER 31, 2009
                                      ------------------------------------------------------------------
                                        COST OR AMORTIZED      GROSS UNREALIZED
                                              COST                   LOSS           NUMBER OF SECURITIES
                                      --------------------   --------------------   --------------------
                                      LESS THAN     20% OR   LESS THAN     20% OR   LESS THAN     20% OR
                                         20%         MORE       20%         MORE       20%         MORE
                                      ---------     ------   ---------     ------   ---------     ------
                                                  (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months................   $ 8,310      $  790     $  173      $  199      609           74
Six months or greater but less than
  nine months.......................     1,084         132        114          37       33           24
Nine months or greater but less than
  twelve months.....................       694         362         74         102       30           29
Twelve months or greater............     8,478       2,346        737         794      867          260
                                       -------      ------     ------      ------
  Total.............................   $18,566      $3,630     $1,098      $1,132
                                       =======      ======     ======      ======
Percentage of amortized cost........                                6%         31%
                                                               ======      ======
EQUITY SECURITIES:
Less than six months................   $     3      $    9     $   --      $    3        7            3
Six months or greater but less than
  nine months.......................        --          --         --          --       --           --
Nine months or greater but less than
  twelve months.....................        10          20          1           8        2            3
Twelve months or greater............       161          78         21          23       17            6
                                       -------      ------     ------      ------
  Total.............................   $   174      $  107     $   22      $   34
                                       =======      ======     ======      ======
Percentage of cost..................                               13%         32%
                                                               ======      ======



     Equity securities with a gross unrealized loss of 20% or more for twelve months or greater decreased from $23 million at December 31, 2009 to $16 million at December 31, 2010. As shown in the section "-- Evaluating Temporarily Impaired Available-for-Sale Securities" below, all $16 million of equity securities with a gross unrealized loss of 20% or more for twelve months or greater at December 31, 2010 were financial services industry investment grade non-redeemable preferred stock, of which 56% were rated A or better.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  CONCENTRATION OF GROSS UNREALIZED LOSS AND OTTI LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The Company's gross unrealized losses related to its fixed maturity and equity securities, including the portion of OTTI loss on fixed maturity securities recognized in accumulated other comprehensive income (loss) of $1.2 billion and $2.3 billion at December 31, 2010 and 2009, respectively, were concentrated, calculated as a percentage of gross unrealized loss and OTTI loss, by sector and industry as follows:

                                                                      DECEMBER 31,
                                                                     -------------
                                                                      2010    2009
                                                                     -----   -----
SECTOR:
  U.S. corporate securities........................................    26%     28%
  RMBS.............................................................    25      21
  U.S. Treasury and agency securities..............................    11      12
  State and political subdivision securities.......................    11       5
  Foreign corporate securities.....................................    11      11
  ABS..............................................................     9       9
  CMBS.............................................................     3      10
  Other............................................................     4       4
                                                                      ---     ---
     Total.........................................................   100%    100%
                                                                      ===     ===
INDUSTRY:
  Mortgage-backed..................................................    28%     31%
  Finance..........................................................    19      22
  U.S. Treasury and agency securities..............................    11      12
  State and political subdivision securities.......................    11       5
  Asset-backed.....................................................     9       9
  Consumer.........................................................     5       6
  Utility..........................................................     3       4
  Communications...................................................     2       3
  Industrial.......................................................     1       2
  Transportation...................................................     1       1
  Other............................................................    10       5
                                                                      ---     ---
     Total.........................................................   100%    100%
                                                                      ===     ===


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  EVALUATING TEMPORARILY IMPAIRED AVAILABLE-FOR-SALE SECURITIES

     The following table presents the Company's fixed maturity and equity securities, each with a gross unrealized loss of greater than $10 million, the number of securities, total gross unrealized loss and percentage of total gross unrealized loss at:

                                                                   DECEMBER 31,
                                            ---------------------------------------------------------
                                                        2010                          2009
                                            ---------------------------   ---------------------------
                                            FIXED MATURITY     EQUITY     FIXED MATURITY     EQUITY
                                              SECURITIES     SECURITIES     SECURITIES     SECURITIES
                                            --------------   ----------   --------------   ----------
                                                    (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Number of securities......................         15             --             33             --
Total gross unrealized loss...............       $210            $--           $510            $--
Percentage of total gross unrealized
  loss....................................         19%            --%            23%            --%


     Fixed maturity and equity securities, each with a gross unrealized loss greater than $10 million, decreased $300 million during the year ended December 31, 2010. The cause of the decline in, or improvement in, gross unrealized losses for the year ended December 31, 2010, was primarily attributable to a decrease in interest rates and narrowing of credit spreads. These securities were included in the Company's OTTI review process. Based upon the Company's current evaluation of these securities and other available-for-sale securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired.

     In the Company's impairment review process, the duration and severity of an unrealized loss position for equity securities is given greater weight and consideration than for fixed maturity securities. An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for an equity security, greater weight and consideration is given by the Company to a decline in market value and the likelihood such market value decline will recover.

     The following table presents certain information about the Company's equity securities available-for-sale with a gross unrealized loss of 20% or more at December 31, 2010:

                                                                      NON-REDEEMABLE PREFERRED STOCK
                                       -------------------------------------------------------------------------------------------
                                             ALL TYPES OF                                 INVESTMENT GRADE
                          ALL EQUITY        NON-REDEEMABLE       -----------------------------------------------------------------
                          SECURITIES       PREFERRED STOCK              ALL INDUSTRIES              FINANCIAL SERVICES INDUSTRY
                          ----------   -----------------------   ----------------------------   ----------------------------------
                             GROSS        GROSS      % OF ALL       GROSS         % OF ALL         GROSS                     % A
                          UNREALIZED   UNREALIZED     EQUITY     UNREALIZED    NON-REDEEMABLE   UNREALIZED    % OF ALL    RATED OR
                             LOSS         LOSS      SECURITIES      LOSS      PREFERRED STOCK      LOSS      INDUSTRIES    BETTER
                          ----------   ----------   ----------   ----------   ---------------   ----------   ----------   --------
                                                                        (IN MILLIONS)
Less than six months...       $ 7          $ 6           86%         $ 2             33%            $ 2          100%        100%
Six months or greater
  but less than twelve
  months...............         3            3          100%           3            100%              3          100%         67%
Twelve months or
  greater..............        16           16          100%          16            100%             16          100%         56%
                              ---          ---                       ---                            ---
All equity securities
  with a gross
  unrealized loss of
  20% or more..........       $26          $25           96%         $21             84%            $21          100%         62%
                              ===          ===                       ===                            ===



     In connection with the equity securities impairment review process, the Company evaluated its holdings in non-redeemable preferred stock, particularly those companies in the financial services industry. The Company

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

considered several factors including whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of non-redeemable preferred stock with a severe or an extended unrealized loss. The Company also considered whether any issuers of non-redeemable preferred stock with an unrealized loss held by the Company, regardless of credit rating, have deferred any dividend payments. No such dividend payments had been deferred.

     With respect to common stock holdings, the Company considered the duration and severity of the unrealized losses for securities in an unrealized loss position of 20% or more; and the duration of unrealized losses for securities in an unrealized loss position of less than 20% in an extended unrealized loss position (i.e., 12 months or greater).

     Future OTTIs will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit rating, changes in collateral valuation, changes in interest rates and changes in credit spreads. If economic fundamentals and any of the above factors deteriorate, additional OTTIs may be incurred in upcoming quarters.

  NET INVESTMENT GAINS (LOSSES)

     See "-- Evaluating Available-for-Sale Securities for Other-Than-Temporary Impairment" for a discussion of changes in guidance adopted April 1, 2009 that impacted how fixed maturity security OTTI losses that are charged to earnings are measured.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The components of net investment gains (losses) were as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                             -------------------------
                                                              2010      2009      2008
                                                             -----     -----     -----
                                                                   (IN MILLIONS)
Total gains (losses) on fixed maturity securities:
Total OTTI losses recognized...............................  $(103)    $(552)    $(401)
Less: Noncredit portion of OTTI losses transferred to and
  recognized in other comprehensive income (loss)..........     53       165        --
                                                             -----     -----     -----
  Net OTTI losses on fixed maturity securities recognized
     in earnings...........................................    (50)     (387)     (401)
  Fixed maturity securities -- net gains (losses) on sales
     and disposals.........................................    123      (115)     (255)
                                                             -----     -----     -----
     Total gains (losses) on fixed maturity securities.....     73      (502)     (656)
                                                             -----     -----     -----
Other net investment gains (losses):
  Equity securities........................................     28      (119)      (60)
  Mortgage loans...........................................    (18)      (32)      (44)
  Real estate and real estate joint ventures...............    (21)      (61)       (1)
  Other limited partnership interests......................    (13)      (72)       (9)
  Other investment portfolio gains (losses)................     10         4        14
                                                             -----     -----     -----
     Subtotal -- investment portfolio gains (losses).......     59      (782)     (756)
                                                             -----     -----     -----
FVO consolidated securitization entities:
  Commercial mortgage loans................................    758        --        --
  Long-term debt -- related to commercial mortgage loans...   (734)       --        --
Other gains (losses).......................................     67       (53)      311
                                                             -----     -----     -----
     Subtotal FVO consolidated securitization entities and
       other gains (losses)................................     91       (53)      311
                                                             -----     -----     -----
       Total net investment gains (losses).................  $ 150     $(835)    $(445)
                                                             =====     =====     =====



     See "-- Variable Interest Entities" for discussion of CSEs included in the table above.

     See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

     Gains (losses) from foreign currency transactions included within net investment gains (losses) and primarily included in other gains (losses) in the table above were $78 million, ($45) million and $330 million for the years ended December 31, 2010, 2009 and 2008, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) were as shown below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                                 YEARS ENDED DECEMBER 31,      YEARS ENDED DECEMBER 31,      YEARS ENDED DECEMBER 31,
                                --------------------------    -------------------------    ----------------------------
                                  2010     2009      2008     2010       2009      2008      2010      2009       2008
                                -------   ------   -------    ----      -----      ----    -------    ------    -------
                                 FIXED MATURITY SECURITIES        EQUITY SECURITIES                    TOTAL
                                --------------------------    -------------------------    ----------------------------
                                                               (IN MILLIONS)
Proceeds......................  $12,434   $8,766   $11,450    $109      $ 113      $ 76    $12,543    $8,879    $11,526
                                =======   ======   =======    ====      =====      ====    =======    ======    =======
Gross investment gains........  $   244   $  180   $   126    $ 31      $   6      $ 15    $   275    $  186    $   141
                                -------   ------   -------    ----      -----      ----    -------    ------    -------
Gross investment losses.......     (121)    (295)     (381)     (1)       (28)      (25)      (122)     (323)      (406)
                                -------   ------   -------    ----      -----      ----    -------    ------    -------
Total OTTI losses recognized
  in earnings:
  Credit-related..............      (47)    (348)     (366)     --         --        --        (47)     (348)      (366)
  Other (1)...................       (3)     (39)      (35)     (2)       (97)      (50)        (5)     (136)       (85)
                                -------   ------   -------    ----      -----      ----    -------    ------    -------
     Total OTTI losses
       recognized in
       earnings...............      (50)    (387)     (401)     (2)       (97)      (50)       (52)     (484)      (451)
                                -------   ------   -------    ----      -----      ----    -------    ------    -------
Net investment gains
  (losses)....................  $    73   $ (502)  $  (656)   $ 28      $(119)     $(60)   $   101    $ (621)   $  (716)
                                =======   ======   =======    ====      =====      ====    =======    ======    =======



--------

   (1) Other OTTI losses recognized in earnings include impairments on equity securities, impairments on perpetual hybrid securities classified within fixed maturity securities where the primary reason for the impairment was the severity and/or the duration of an unrealized loss position and fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

     Fixed maturity security OTTI losses recognized in earnings related to the following sectors and industries within the U.S. and foreign corporate securities sector:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2010      2009      2008
                                                              ----      ----      ----
                                                                    (IN MILLIONS)
Sector:
U.S. and foreign corporate securities -- by industry:
  Consumer..................................................   $10      $ 53      $ 35
  Finance...................................................     7        84       225
  Communications............................................     4        88        21
  Utility...................................................     2         6        --
  Industrial................................................    --        18        --
  Other industries..........................................    --        --        40
                                                               ---      ----      ----
     Total U.S. and foreign corporate securities............    23       249       321
  RMBS......................................................    17        24        --
  CMBS......................................................     8        69        65
  ABS.......................................................     2        45        15
                                                               ---      ----      ----
     Total..................................................   $50      $387      $401
                                                               ===      ====      ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Equity security OTTI losses recognized in earnings related to the following sectors and industries:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2010      2009      2008
                                                              ----      ----      ----
                                                                    (IN MILLIONS)
Sector:
  Common stock..............................................   $ 2       $ 5       $12
  Non-redeemable preferred stock............................    --        92        38
                                                               ---       ---       ---
  Total.....................................................   $ 2       $97       $50
                                                               ===       ===       ===
Industry:
  Financial services industry:
     Perpetual hybrid securities............................   $--       $72       $ 9
     Common and remaining non-redeemable preferred stock....    --         3        34
                                                               ---       ---       ---
       Total financial services industry....................    --        75        43
  Other industries..........................................     2        22         7
                                                               ---       ---       ---
  Total.....................................................   $ 2       $97       $50
                                                               ===       ===       ===



  CREDIT LOSS ROLLFORWARD -- ROLLFORWARD OF THE CUMULATIVE CREDIT LOSS COMPONENT OF OTTI LOSS RECOGNIZED IN EARNINGS ON FIXED MATURITY SECURITIES STILL HELD FOR WHICH A PORTION OF THE OTTI LOSS WAS RECOGNIZED IN OTHER COMPREHENSIVE INCOME (LOSS)

     The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held by the Company at the respective time period, for which a portion of the OTTI loss was recognized in other comprehensive income (loss):

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                               2010               2009
                                                              -----               ----
                                                                    (IN MILLIONS)
Balance, at January 1,......................................  $ 213               $ --
Credit loss component of OTTI loss not reclassified to other comprehensive income (loss) in the cumulative effect
  transition adjustment.....................................     --                 92
Additions:
  Initial impairments -- credit loss OTTI recognized on
     securities not previously impaired.....................     11                 97
  Additional impairments -- credit loss OTTI recognized on
     securities previously impaired.........................     10                 43
Reductions:
  Due to sales (maturities, pay downs or prepayments) during the period of securities previously credit loss OTTI
     impaired...............................................    (67)               (18)
  Due to securities de-recognized in connection with the
     adoption of new guidance related to the consolidation
     of VIEs................................................   (100)                --
  Due to securities impaired to net present value of
     expected future cash flows.............................     (1)                --
  Due to increases in cash flows -- accretion of previous
     credit loss OTTI.......................................     (3)                (1)
                                                              -----               ----
Balance, at December 31,....................................  $  63               $213
                                                              =====               ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NET INVESTMENT INCOME

     The components of net investment income were as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                             2010     2009     2008
                                                            ------   ------   ------
                                                                  (IN MILLIONS)
Investment income:
Fixed maturity securities.................................  $2,120   $2,094   $2,455
Equity securities.........................................      16       27       44
Other securities -- FVO general account securities........      --       --        2
Mortgage loans............................................     301      239      255
Policy loans..............................................      67       80       64
Real estate and real estate joint ventures................     (24)    (120)      11
Other limited partnership interests.......................     190       17      (69)
Cash, cash equivalents and short-term investments.........       9       16       67
International joint ventures..............................      (6)      (4)      (4)
Other.....................................................       3       (2)      (3)
                                                            ------   ------   ------
  Subtotal................................................   2,676    2,347    2,822
Less: Investment expenses.................................      97      109      307
                                                            ------   ------   ------
  Subtotal, net...........................................   2,579    2,238    2,515
                                                            ------   ------   ------
Other securities -- FVO contractholder-directed unit-
  linked investments......................................     167       97      (21)
FVO consolidated securitization entities -- Commercial
  mortgage loans..........................................     411       --       --
                                                            ------   ------   ------
  Subtotal................................................     578       97      (21)
                                                            ------   ------   ------
     Net investment income................................  $3,157   $2,335   $2,494
                                                            ======   ======   ======



     See "-- Variable Interest Entities" for discussion of CSEs included in the table above.

     Affiliated investment expenses, included in the table above, were $56 million, $47 million and $32 million for the years ended December 31, 2010, 2009 and 2008, respectively. See "-- Related Party Investment Transactions" for discussion of affiliated net investment income included in the table above.

  SECURITIES LENDING

     The Company participates in securities lending programs whereby blocks of securities, which are included in fixed maturity securities and short-term investments, are loaned to third parties, primarily brokerage firms and commercial banks. The Company generally obtains collateral, generally cash, in an amount equal to 102% of the estimated fair value of the securities loaned, which is obtained at the inception of a loan and maintained at a level greater than or equal to 100% for the duration of the loan. Securities loaned under such transactions may be sold or repledged by the transferee. The Company is liable to return to its counterparties the cash collateral under its control. These transactions are treated as financing arrangements and the associated liability is recorded at the amount of the cash received.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Elements of the securities lending programs are presented below at:

                                                                    DECEMBER 31,
                                                                  ---------------
                                                                   2010     2009
                                                                  ------   ------
                                                                   (IN MILLIONS)
Securities on loan:
  Amortized cost................................................  $6,992   $6,173
  Estimated fair value..........................................  $7,054   $6,051
Aging of cash collateral liability:
  Open (1)......................................................  $1,292   $1,325
  Less than thirty days.........................................   3,297    3,342
  Thirty days or greater but less than sixty days...............   1,221    1,323
  Sixty days or greater but less than ninety days...............     326       --
  Ninety days or greater........................................   1,002      234
                                                                  ------   ------
     Total cash collateral liability............................  $7,138   $6,224
                                                                  ======   ======
Reinvestment portfolio -- estimated fair value..................  $6,916   $5,686
                                                                  ======   ======



--------

   (1) Open -- meaning that the related loaned security could be returned to the Company on the next business day requiring the Company to immediately return the cash collateral.

     The estimated fair value of the securities on loan related to the cash collateral on open at December 31, 2010 was $1.3 billion, of which $1.2 billion were U.S. Treasury and agency securities which, if put to the Company, can be immediately sold to satisfy the cash requirements. The remainder of the securities on loan were primarily U.S. Treasury and agency securities, and very liquid RMBS. The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including RMBS, U.S. corporate, U.S. Treasury and agency and ABS).

  INVESTED ASSETS ON DEPOSIT AND PLEDGED AS COLLATERAL

     The invested assets on deposit and invested assets pledged as collateral are presented in the table below. The amounts presented in the table below are at estimated fair value for cash and cash equivalents and fixed maturity securities and at carrying value for mortgage loans.

                                                                      DECEMBER 31,
                                                                    ---------------
                                                                     2010     2009
                                                                    ------   ------
                                                                     (IN MILLIONS)
Invested assets on deposit:
  Regulatory agencies (1).........................................   $ 55     $ 21
Invested assets pledged as collateral:
  Funding agreements -- FHLB of Boston (2)........................    211      419
  Funding agreements -- Farmer Mac (3)............................    231       --
  Derivative transactions (4).....................................     83       18
                                                                     ----     ----
  Total invested assets on deposit and pledged as collateral......   $580     $458
                                                                     ====     ====



--------

   (1) The Company has investment assets on deposit with regulatory agencies consisting primarily of fixed maturity securities.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



   (2) The Company has pledged fixed maturity securities in support of its funding agreements with the Federal Home Loan Bank of Boston ("FHLB of Boston"). The nature of these Federal Home Loan Bank arrangements is described in Note 7.

   (3) The Company has pledged certain agricultural mortgage loans in connection with funding agreements issued to certain special purpose entities ("SPEs") that have issued securities guaranteed by the Federal Agricultural Mortgage Corporation ("Farmer Mac"). The nature of these Farmer Mac arrangements is described in Note 7.

   (4) Certain of the Company's invested assets are pledged as collateral for various derivative transactions as described in Note 3.

     See also "-- Securities Lending" for the amount of the Company's cash received from and due back to counterparties pursuant to the Company's securities lending program. See "-- Variable Interest Entities" for assets of certain CSEs that can only be used to settle liabilities of such entities.

  OTHER SECURITIES

     The tables below present certain information about the Company's securities for which the FVO has been elected:

                                                                    DECEMBER 31,
                                                                   -------------
                                                                    2010    2009
                                                                   ------   ----
                                                                   (IN MILLIONS)
FVO general account securities...................................  $    7   $  7
FVO contractholder-directed unit-linked investments..............   2,240    931
                                                                   ------   ----
  Total other securities -- at estimated fair value..............  $2,247   $938
                                                                   ======   ====




                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                             2010      2009      2008
                                                             ----      ----      ----
                                                                   (IN MILLIONS)
FVO general account securities:
  Net investment income....................................  $ --       $--      $  2
  Changes in estimated fair value included in net
     investment income.....................................  $ --       $ 1      $ (2)
FVO contractholder-directed unit-linked investments:
  Net investment income....................................  $167       $97      $(21)
  Changes in estimated fair value included in net
     investment income.....................................  $121       $89      $(19)


     See Note 1 for discussion of FVO contractholder-directed unit-linked investments.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  MORTGAGE LOANS

     Mortgage loans are summarized as follows at:

                                                                 DECEMBER 31,
                                                     -----------------------------------
                                                           2010               2009
                                                     ----------------   ----------------
                                                     CARRYING    % OF   CARRYING    % OF
                                                       VALUE    TOTAL     VALUE    TOTAL
                                                     --------   -----   --------   -----
                                                                  (IN MILLIONS)
Mortgage loans:
  Commercial mortgage loans........................   $ 4,635    36.4%   $3,620     76.2%
  Agricultural mortgage loans......................     1,342    10.6     1,204     25.4
  Residential mortgage loans.......................        --      --         1       --
                                                      -------   -----    ------    -----
     Subtotal......................................     5,977    47.0%    4,825    101.6%
  Valuation allowances.............................       (87)   (0.7)      (77)    (1.6)
                                                      -------   -----    ------    -----
     Subtotal mortgage loans, net..................     5,890    46.3     4,748    100.0
  Commercial mortgage loans held by consolidated
     securitization entities -- FVO................     6,840    53.7        --       --
                                                      -------   -----    ------    -----
Total mortgage loans, net..........................   $12,730   100.0%   $4,748    100.0%
                                                      =======   =====    ======    =====



     See "-- Variable Interest Entities" for discussion of CSEs included in the table above.

     See "-- Related Party Investment Transactions" for discussion of affiliated mortgage loans included in the table above. The carrying value of such loans were $199 million and $200 million at December 31, 2010 and 2009, respectively.

     Concentration of Credit Risk -- The Company diversifies its mortgage loan portfolio by both geographic region and property type to reduce the risk of concentration. The Company's commercial and agricultural mortgage loans are collateralized by properties primarily located in the United States. The carrying value of the Company's commercial and agricultural mortgage loans located in California, New York and Texas were 28%, 13% and 6%, respectively, of total mortgage loans (excluding commercial mortgage loans held by CSEs) at December 31, 2010. Additionally, the Company manages risk when originating commercial and agricultural mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following tables present the recorded investment in mortgage loans, by portfolio segment, by method of evaluation of credit loss, and the related valuation allowances, by type of credit loss, at:

                                                          DECEMBER 31,
                               -----------------------------------------------------------------
                                2010     2009     2010     2009    2010   2009    2010     2009
                               ------   ------   ------   ------   ----   ----   ------   ------
                                  COMMERCIAL       AGRICULTURAL    RESIDENTIAL        TOTAL
                               ---------------   ---------------   -----------   ---------------
                                                         (IN MILLIONS)
Mortgage loans:
  Evaluated individually for
     credit losses...........  $   23   $   23   $   --   $   --   $ --   $ --   $   23   $   23
  Evaluated collectively for
     credit losses...........   4,612    3,597    1,342    1,204     --      1    5,954    4,802
                               ------   ------   ------   ------   ----   ----   ------   ------
     Total mortgage loans....   4,635    3,620    1,342    1,204     --      1    5,977    4,825
                               ------   ------   ------   ------   ----   ----   ------   ------
Valuation allowances:
  Specific credit losses.....      23       23       --       --     --     --       23       23
  Non-specifically identified
     credit losses...........      61       51        3        3     --     --       64       54
                               ------   ------   ------   ------   ----   ----   ------   ------
     Total valuation
       allowances............      84       74        3        3     --     --       87       77
                               ------   ------   ------   ------   ----   ----   ------   ------
Mortgage loans, net of
  valuation allowance........  $4,551   $3,546   $1,339   $1,201   $ --   $  1   $5,890   $4,748
                               ======   ======   ======   ======   ====   ====   ======   ======



     The following tables present the changes in the valuation allowance, by portfolio segment:

                                                             MORTGAGE LOAN VALUATION
                                                                    ALLOWANCES
                                                        ---------------------------------
                                                        COMMERCIAL   AGRICULTURAL   TOTAL
                                                        ----------   ------------   -----
                                                                  (IN MILLIONS)
Balance at January 1, 2008............................     $  7           $ 1        $  8
  Provision (release).................................       74             1          75
  Charge-offs, net of recoveries......................      (37)           --         (37)
                                                           ----           ---        ----
Balance at December 31, 2008..........................       44             2          46
  Provision (release).................................       35             1          36
  Charge-offs, net of recoveries......................       (5)           --          (5)
                                                           ----           ---        ----
Balance at December 31, 2009..........................       74             3          77
  Provision (release).................................       16            --          16
  Charge-offs, net of recoveries......................       (6)           --          (6)
                                                           ----           ---        ----
Balance at December 31, 2010..........................     $ 84           $ 3        $ 87
                                                           ====           ===        ====



     Commercial Mortgage Loans -- by Credit Quality Indicators with Estimated Fair Value: Presented below for the commercial mortgage loans is the recorded investment, prior to valuation allowances, by the indicated

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

loan-to-value ratio categories and debt service coverage ratio categories and estimated fair value of such mortgage loans by the indicated loan-to-value ratio categories at:

                                                             DECEMBER 31, 2010
                           ------------------------------------------------------------------------------------
                                             RECORDED INVESTMENT
                           -------------------------------------------------------
                              DEBT SERVICE COVERAGE RATIOS
                           ---------------------------------                           ESTIMATED
                           > 1.20X   1.00X - 1.20X   < 1.00X    TOTAL   % OF TOTAL     FAIR VALUE    % OF TOTAL
                           -------   -------------   -------   ------   ----------   -------------   ----------
                                          (IN MILLIONS)                              (IN MILLIONS)
Loan-to-value ratios:
Less than 65%............   $2,051        $ 11         $ 34    $2,096       45.2%        $2,196          47.1%
65% to 75%...............      824          99          148     1,071       23.1          1,099          23.6
76% to 80%...............      301          29            7       337        7.3            347           7.4
Greater than 80%.........      828         163          140     1,131       24.4          1,018          21.9
                            ------        ----         ----    ------      -----         ------         -----
  Total..................   $4,004        $302         $329    $4,635      100.0%        $4,660         100.0%
                            ======        ====         ====    ======      =====         ======         =====



     Agricultural Mortgage Loans -- by Credit Quality Indicator: The recorded investment in agricultural mortgage loans, prior to valuation allowances, by credit quality indicator, was at:

                                                                  DECEMBER 31, 2010
                                                          --------------------------------
                                                             AGRICULTURAL MORTGAGE LOANS
                                                          --------------------------------
                                                          RECORDED INVESTMENT   % OF TOTAL
                                                          -------------------   ----------
                                                             (IN MILLIONS)
Loan-to-value ratios:
Less than 65%...........................................         $1,289             96.0%
65% to 75%..............................................             53              4.0
                                                                 ------            -----
  Total.................................................         $1,342            100.0%
                                                                 ======            =====



     Past Due and Interest Accrual Status of Mortgage Loans. The Company has a high quality, well performing, mortgage loan portfolio with approximately 99% of all mortgage loans classified as performing.

     Past Due. The Company defines delinquent mortgage loans consistent with industry practice, when interest and principal payments are past due as follows: commercial mortgage loans -- 60 days past due; and agricultural mortgage loans -- 90 days past due. The recorded investment in mortgage loans, prior to valuation allowances, past due according to these aging categories, was $0 and $7 million for commercial and agricultural mortgage loans, respectively, at December 31, 2010; and for all mortgage loans was $7 million and $10 million at December 31, 2010 and 2009, respectively.

     Accrual Status. Past Due 90 Days or More and Still Accruing Interest. The Company had no recorded investment in mortgage loans, prior to valuation allowances, that were past due 90 days or more and still accruing interest at December 31, 2010 and $4 million at December 31, 2009.

     Accrual Status. Mortgage Loans in Nonaccrual Status. The recorded investment in mortgage loans, prior to valuation allowances, that were in nonaccrual status was $1 million and $6 million for commercial and agricultural mortgage loans, respectively, at December 31, 2010. The Company had no loans 90 days or more past due that were in nonaccrual status at December 31, 2009.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Impaired Mortgage Loans. The unpaid principal balance, recorded investment, valuation allowances and carrying value, net of valuation allowances, for impaired mortgage loans, by portfolio segment, at December 31, 2010 and for all impaired mortgage loans at December 31, 2009, were as follows at:

                                                               IMPAIRED MORTGAGE LOANS
                           ----------------------------------------------------------------------------------------------
                                                                                 LOANS WITHOUT
                                  LOANS WITH A VALUATION ALLOWANCE           A VALUATION ALLOWANCE    ALL IMPAIRED LOANS
                           ----------------------------------------------   ----------------------   --------------------
                             UNPAID                                           UNPAID                   UNPAID
                           PRINCIPAL    RECORDED     VALUATION   CARRYING   PRINCIPAL    RECORDED    PRINCIPAL   CARRYING
                            BALANCE    INVESTMENT   ALLOWANCES     VALUE     BALANCE    INVESTMENT    BALANCE      VALUE
                           ---------   ----------   ----------   --------   ---------   ----------   ---------   --------
                                                                    (IN MILLIONS)
AT DECEMBER 31, 2010:
Commercial mortgage
  loans..................     $23          $23          $23         $--        $--          $--         $23         $--
Agricultural mortgage
  loans..................      --           --           --          --          7            7           7           7
                              ---          ---          ---         ---        ---          ---         ---         ---
  Total..................     $23          $23          $23         $--        $ 7          $ 7         $30         $ 7
                              ===          ===          ===         ===        ===          ===         ===         ===
TOTAL MORTGAGE LOANS AT
  DECEMBER 31, 2009......     $24          $24          $24         $--        $12          $12         $36         $12
                              ===          ===          ===         ===        ===          ===         ===         ===



     Unpaid principal balance is generally prior to any charge-off.

     The average investment in impaired mortgage loans, and the related interest income, by portfolio segment, for the year ended December 31, 2010 and for all mortgage loans for the years ended December 31, 2009 and 2008, respectively, was:

                                                             IMPAIRED MORTGAGE LOANS
                                                 -----------------------------------------------
                                                 AVERAGE INVESTMENT   INTEREST INCOME RECOGNIZED
                                                 ------------------   --------------------------
                                                                      CASH BASIS   ACCRUAL BASIS
                                                                      ----------   -------------
                                                                  (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2010:
Commercial mortgage loans......................          $45              $ 2           $--
Agricultural mortgage loans....................           13               --            --
                                                         ---              ---           ---
  Total........................................          $58              $ 2           $--
                                                         ===              ===           ===
FOR THE YEAR ENDED DECEMBER 31, 2009...........          $32              $ 2           $--
                                                         ===              ===           ===
FOR THE YEAR ENDED DECEMBER 31, 2008...........          $42              $ 1           $ 1
                                                         ===              ===           ===



  REAL ESTATE AND REAL ESTATE JOINT VENTURES

     Real estate investments by type consisted of the following:

                                                                  DECEMBER 31,
                                                      -----------------------------------
                                                            2010               2009
                                                      ----------------   ----------------
                                                      CARRYING    % OF   CARRYING    % OF
                                                        VALUE    TOTAL     VALUE    TOTAL
                                                      --------   -----   --------   -----
                                                                 (IN MILLIONS)
Traditional.........................................    $105      21.0%    $ 82      18.4%
Real estate joint ventures and funds................     368      73.4      363      81.6
                                                        ----     -----     ----     -----
  Real estate and real estate joint ventures........     473      94.4      445     100.0
                                                        ----     -----     ----     -----
Foreclosed..........................................      28       5.6       --        --
                                                        ----     -----     ----     -----
  Total real estate and real estate joint ventures..    $501     100.0%    $445     100.0%
                                                        ====     =====     ====     =====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company classifies within traditional real estate its investment in income-producing real estate, which is comprised primarily of wholly-owned real estate and, to a much lesser extent, joint ventures with interests in single property income-producing real estate. The Company classifies within real estate joint ventures and funds, its investments in joint ventures with interests in multi-property projects with varying strategies ranging from the development of properties to the operation of income-producing properties, as well as its investments in real estate private equity funds. From time to time, the Company transfers investments from these joint ventures to traditional real estate, if the Company retains an interest in the joint venture after a completed property commences operations and the Company intends to retain an interest in the property.

     Commercial and agricultural properties acquired through foreclosure were $28 million for the year ended December 31, 2010. There were no properties acquired through foreclosure for the year ended December 31, 2009. After the Company acquires properties through foreclosure, it evaluates whether the property is appropriate for retention in its traditional real estate portfolio. Foreclosed real estate held at December 31, 2010 includes those properties the Company has not selected for retention in its traditional real estate portfolio and which do not meet the criteria to be classified as held-for-sale.

     The wholly-owned real estate within traditional real estate is net of accumulated depreciation of $22 million and $18 million at December 31, 2010 and 2009, respectively. Related depreciation expense on traditional wholly-owned real estate was $4 million, $3 million and $5 million for the years ended December 31, 2010, 2009 and 2008, respectively.

     Impairments recognized on real estate and real estate joint ventures were $20 million and $61 million for the years ended December 31, 2010, and 2009, respectively. There were no impairments on real estate and real estate joint ventures for the year ended December 31, 2008. There were no real estate held-for-sale at December 31, 2010, 2009 or 2008. The carrying value of non-income producing real estate was $5 million, $1 million and $1 million at December 31, 2010, 2009 and 2008, respectively.

     The Company diversifies its real estate investments by both geographic region and property type to reduce risk of concentration. The Company's real estate investments are primarily located in the United States and, at December 31, 2010, 25%, 23% and 19% were located in Georgia, California, and New York, respectively.

     The Company's real estate investments by property type are categorized as follows:

                                                                  DECEMBER 31,
                                                      -----------------------------------
                                                            2010               2009
                                                      ----------------   ----------------
                                                      CARRYING    % OF   CARRYING    % OF
                                                        VALUE    TOTAL     VALUE    TOTAL
                                                      --------   -----   --------   -----
                                                                 (IN MILLIONS)
Office..............................................    $253      50.4%    $127      28.6%
Real estate private equity funds....................     122      24.4       96      21.6
Apartments..........................................      32       6.4       72      16.2
Industrial..........................................      16       3.2       25       5.6
Land................................................      14       2.8       43       9.6
Retail..............................................       9       1.8       16       3.6
Agriculture.........................................      --        --       11       2.5
Other...............................................      55      11.0       55      12.3
                                                        ----     -----     ----     -----
  Total real estate and real estate joint ventures..    $501     100.0%    $445     100.0%
                                                        ====     =====     ====     =====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  OTHER LIMITED PARTNERSHIP INTERESTS

     The carrying value of other limited partnership interests (which primarily represent ownership interests in pooled investment funds that principally make private equity investments in companies in the United States and overseas) was $1.5 billion and $1.2 billion at December 31, 2010 and 2009, respectively. Included within other limited partnership interests were $380 million and $335 million at December 31, 2010 and 2009, respectively, of investments in hedge funds. Impairments of other limited partnership interests, principally cost method other limited partnership interests, were $11 million, $66 million and $5 million for the years ended December 31, 2010, 2009 and 2008, respectively.

  COLLECTIVELY SIGNIFICANT EQUITY METHOD INVESTMENTS

     The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $1.8 billion as of December 31, 2010. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $1.0 billion as of December 31, 2010. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

     As further described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. As of December 31, 2010, aggregate net investment income from these equity method real estate joint ventures, real estate funds and other limited partnership interests exceeded 10% of the Company's consolidated pre-tax income (loss) from continuing operations. Accordingly, the Company is providing the following aggregated summarized financial data for such equity method investments. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

     As of, and for the year ended December 31, 2010, the aggregated summarized financial data presented below reflects the latest available financial information. Aggregate total assets of these entities totaled $134.3 billion and $100.3 billion as of December 31, 2010 and 2009, respectively. Aggregate total liabilities of these entities totaled $12.7 billion and $9.2 billion as of December 31, 2010 and 2009, respectively. Aggregate net income (loss) of these entities totaled $14.0 billion, $13.4 billion and ($14.5) billion for the years ended December 31, 2010, 2009 and 2008, respectively. Aggregate net income
(loss) from real estate joint ventures, real estate funds and other limited partnership interests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  OTHER INVESTED ASSETS

     The following table presents the carrying value of the Company's other invested assets by type at:

                                                                  DECEMBER 31,
                                                      -----------------------------------
                                                            2010               2009
                                                      ----------------   ----------------
                                                      CARRYING    % OF   CARRYING    % OF
                                                        VALUE    TOTAL     VALUE    TOTAL
                                                      --------   -----   --------   -----
                                                                 (IN MILLIONS)
Freestanding derivatives with positive fair values..   $1,520     88.6%   $1,470     98.1%
Tax credit partnerships.............................       92      5.3         2      0.1
Leveraged leases, net of non-recourse debt..........       56      3.3        --       --
Joint venture investments...........................       46      2.7        26      1.8
Other...............................................        2      0.1        --       --
                                                       ------    -----    ------    -----
  Total.............................................   $1,716    100.0%   $1,498    100.0%
                                                       ======    =====    ======    =====



     See Note 3 for information regarding the freestanding derivatives with positive estimated fair values. Tax credit partnerships are established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of income tax credits, and are accounted for under the equity method or under the effective yield method. See the following section "Leveraged Leases" for the composition of leveraged leases. Joint venture investments are accounted for under the equity method and represent the Company's investment in insurance underwriting joint ventures in China.

  Leveraged Leases

     Investment in leveraged leases, included in other invested assets, consisted of the following:

                                                            DECEMBER 31, 2010
                                                            -----------------
                                                              (IN MILLIONS)
Rental receivables, net...................................         $ 92
Estimated residual values.................................           14
                                                                   ----
  Subtotal................................................          106
Unearned income...........................................          (50)
                                                                   ----
  Investment in leveraged leases..........................         $ 56
                                                                   ====



     The Company did not have any investments in leveraged leases at December 31, 2009.

     The rental receivables set forth above are generally due in periodic installments. The payment periods were 22 years. For rental receivables, the Company's primary credit quality indicator is whether the rental receivable is performing or non-performing. The Company generally defines non-performing rental receivables as those that are 90 days or more past due. The determination of performing or non-performing status is assessed monthly. As of December 31, 2010, all of the rental receivables were performing.

     The Company's deferred income tax liability related to leveraged leases was $4 million at December 31, 2010.

     There was no net investment income recognized on leverage leases for the year ended December 31, 2010.

  SHORT-TERM INVESTMENTS

     The carrying value of short-term investments, which includes investments with remaining maturities of one year or less, but greater than three months, at the time of purchase was $1.2 billion and $1.8 billion at December 31,

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


2010 and 2009, respectively. The Company is exposed to concentrations of credit risk related to securities of the U.S. government and certain U.S. government agencies included within short-term investments, which were $935 million and $1.5 billion at December 31, 2010 and 2009, respectively.

  CASH EQUIVALENTS

     The carrying value of cash equivalents, which includes investments with an original or remaining maturity of three months or less, at the time of purchase was $1.8 billion and $2.4 billion at December 31, 2010 and 2009, respectively. The Company is exposed to concentrations of credit risk related to securities of the U.S. government and certain U.S. government agencies included within cash equivalents, which were $1.3 billion and $1.5 billion at December 31, 2010 and 2009, respectively.

  VARIABLE INTEREST ENTITIES

     The Company holds investments in certain entities that are VIEs.

     In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, consistent with the new guidance described in Note 1, is deemed to be the primary beneficiary or consolidator of the entity. Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment. Upon the adoption of new guidance effective January 1, 2010, the Company consolidated former QSPEs that are structured as CMBS. At December 31, 2010, these entities held total assets of $6,871 million, consisting of $6,840 million of commercial mortgage loans and $31 million of accrued investment income. These entities had total liabilities of $6,804 million, consisting of $6,773 million of long-term debt and $31 million of other liabilities. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company or any of its subsidiaries or affiliates liable for any principal or interest shortfalls, should any arise. The Company's exposure is limited to that of its remaining investment in the former QSPEs of $64 million at estimated fair value at December 31, 2010. The long-term debt referred to above bears interest at primarily fixed rates ranging from 2.25% to 5.57%, payable primarily on a monthly basis and is expected to be repaid over the next 7 years. Interest expense related to these obligations, included in other expenses, was $402 million for the year ended December 31, 2010.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the carrying amount and maximum exposure to loss relating to VIEs for which the Company holds significant variable interests but is not the primary beneficiary and which have not been consolidated at:

                                                                   DECEMBER 31,
                                                  ---------------------------------------------
                                                           2010                    2009
                                                  ---------------------   ---------------------
                                                               MAXIMUM                 MAXIMUM
                                                  CARRYING    EXPOSURE    CARRYING    EXPOSURE
                                                   AMOUNT    TO LOSS(1)    AMOUNT    TO LOSS(1)
                                                  --------   ----------   --------   ----------
                                                                  (IN MILLIONS)
Fixed maturity securities available-for-sale:
  RMBS (2)......................................   $ 6,709     $ 6,709     $   --      $   --
  CMBS (2)......................................     2,277       2,277         --          --
  ABS (2).......................................     1,869       1,869         --          --
  Foreign corporate securities..................       348         348        304         304
  U.S. corporate securities.....................       336         336        247         247
Other limited partnership interests.............     1,192       1,992        838       1,273
Real estate joint ventures......................        10          35         32          39
                                                   -------     -------     ------      ------
     Total......................................   $12,741     $13,566     $1,421      $1,863
                                                   =======     =======     ======      ======



--------

   (1) The maximum exposure to loss relating to the fixed maturity securities available-for-sale is equal to the carrying amounts or carrying amounts of retained interests. The maximum exposure to loss relating to the other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

   (2) As discussed in Note 1, the Company adopted new guidance effective January 1, 2010 which eliminated the concept of a QSPE. As a result, the Company concluded it held variable interests in RMBS, CMBS and ABS. For these interests, the Company's involvement is limited to that of a passive investor.

     As described in Note 11, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2010, 2009 and 2008.

  RELATED PARTY INVESTMENT TRANSACTIONS

     At December 31, 2010 and 2009, the Company held $63 million and $285 million, respectively, in the Metropolitan Money Market Pool and the MetLife Intermediate Income Pool which are affiliated partnerships. These amounts are included in short-term investments. Net investment income (loss) from these investments was ($2) million, $2 million and $10 million for the years ended December 31, 2010, 2009 and 2008, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates, inclusive of amounts related to reinsurance agreements, were as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                            2010      2009      2008
                                                            ----      ----      ----
                                                                  (IN MILLIONS)
Estimated fair value of invested assets transferred to
  affiliates..............................................  $582      $717      $ 27
Amortized cost of invested assets transferred to
  affiliates..............................................  $533      $769      $ 23
Net investment gains (losses) recognized on invested
  assets transferred to affiliates........................  $ 49      $(52)     $  4
Estimated fair value of assets transferred from
  affiliates..............................................  $ 46      $143      $230


     During the year ended December 31, 2009, the Company loaned $200 million to wholly-owned real estate subsidiaries of an affiliate, MLIC, which is included in mortgage loans. The carrying value of these loans was $199 million and $200 million at December 31, 2010 and 2009, respectively. Loans of $140 million bear interest at 7.26% and are due in quarterly principal and interest payments of $3 million through January 2020. Loans of $60 million bear interest at 7.01% with quarterly interest only payments of $1 million through January 2020, when the principal balance is due. The loans to affiliates are secured by interests in the real estate subsidiaries, which own operating real estate with a fair value in excess of the loans. Net investment income from this investment was $14 million and less than $1 million for the years ended December 31, 2010 and 2009, respectively.

3.  DERIVATIVE FINANCIAL INSTRUMENTS

  ACCOUNTING FOR DERIVATIVE FINANCIAL INSTRUMENTS

     See Note 1 for a description of the Company's accounting policies for derivative financial instruments.

     See Note 4 for information about the fair value hierarchy for derivatives.

  PRIMARY RISKS MANAGED BY DERIVATIVE FINANCIAL INSTRUMENTS

     The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk, credit risk and equity market risk. The Company uses a variety of strategies to manage these risks, including the use of derivative instruments. The following table presents the gross notional amount,

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


estimated fair value and primary underlying risk exposure of the Company's derivative financial instruments, excluding embedded derivatives, held at:

                                                                              DECEMBER 31,
                                                      ------------------------------------------------------------
                                                                   2010                           2009
                                                      -----------------------------  -----------------------------
                                                                   ESTIMATED FAIR                 ESTIMATED FAIR
                                                                     VALUE (1)                      VALUE (1)
PRIMARY UNDERLYING                                    NOTIONAL  -------------------  NOTIONAL  -------------------
RISK EXPOSURE                INSTRUMENT TYPE           AMOUNT   ASSETS  LIABILITIES   AMOUNT   ASSETS  LIABILITIES
------------------  --------------------------------  --------  ------  -----------  --------  ------  -----------
                                                                              (IN MILLIONS)
Interest rate       Interest rate swaps.............   $ 9,102  $  658      $252      $ 5,261  $  534      $179
                    Interest rate floors............     7,986     127        62        7,986      78        34
                    Interest rate caps..............     7,158      29         1        4,003      15        --
                    Interest rate futures...........     1,966       5         7          835       2         1
                    Interest rate forwards..........       695      --        71           --      --        --
Foreign currency    Foreign currency swaps..........     2,561     585        68        2,678     689        93
                    Foreign currency forwards.......       151       4         1           79       3        --
Credit              Credit default swaps............     1,324      15        22          966      12        31
                    Credit forwards.................        --      --        --           90      --         3
Equity market       Equity futures..................        93      --        --           81       1        --
                    Equity options..................       733      77        --          775     112        --
                    Variance swaps..................     1,081      20         8        1,081      24         6
                                                       -------  ------      ----      -------  ------      ----
                      Total.........................   $32,850  $1,520      $492      $23,835  $1,470      $347
                                                       =======  ======      ====      =======  ======      ====



--------

   (1) The estimated fair value of all derivatives in an asset position is reported within other invested assets in the consolidated balance sheets and the estimated fair value of all derivatives in a liability position is reported within other liabilities in the consolidated balance sheets.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the gross notional amount of derivative financial instruments by maturity at December 31, 2010:

                                                               REMAINING LIFE
                                   ---------------------------------------------------------------------
                                                 AFTER ONE YEAR   AFTER FIVE YEARS
                                   ONE YEAR OR    THROUGH FIVE       THROUGH TEN     AFTER TEN
                                       LESS           YEARS             YEARS          YEARS      TOTAL
                                   -----------   --------------   ----------------   ---------   -------
                                                               (IN MILLIONS)
Interest rate swaps..............     $1,007         $ 2,340           $2,450          $3,305    $ 9,102
Interest rate floors.............         --           4,468            3,518              --      7,986
Interest rate caps...............      1,750           4,830              578              --      7,158
Interest rate futures............      1,966              --               --              --      1,966
Interest rate forwards...........         75             585               35              --        695
Foreign currency swaps...........        925           1,039              328             269      2,561
Foreign currency forwards........        151              --               --              --        151
Credit default swaps.............         --           1,324               --              --      1,324
Credit forwards..................         --              --               --              --         --
Equity futures...................         93              --               --              --         93
Equity options...................        127             606               --              --        733
Variance swaps...................         --             519              562              --      1,081
                                      ------         -------           ------          ------    -------
  Total..........................     $6,094         $15,711           $7,471          $3,574    $32,850
                                      ======         =======           ======          ======    =======



     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. The Company utilizes interest rate swaps in fair value, cash flow and non-qualifying hedging relationships.

     The Company also enters into basis swaps to better match the cash flows from assets and related liabilities. In a basis swap, both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Basis swaps are included in interest rate swaps in the preceding table. The Company utilizes basis swaps in non-qualifying hedging relationships.

     Inflation swaps are used as an economic hedge to reduce inflation risk generated from inflation-indexed liabilities. Inflation swaps are included in interest rate swaps in the preceding table. The Company utilizes inflation swaps in non-qualifying hedging relationships.

     Implied volatility swaps are used by the Company primarily as economic hedges of interest rate risk associated with the Company's investments in mortgage-backed securities. In an implied volatility swap, the Company exchanges fixed payments for floating payments that are linked to certain market volatility measures. If implied volatility rises, the floating payments that the Company receives will increase, and if implied volatility falls, the floating payments that the Company receives will decrease. Implied volatility swaps are included in interest rate swaps in the preceding table. The Company utilizes implied volatility swaps in non-qualifying hedging relationships.

     The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


assets and liabilities (duration mismatches), as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in non-qualifying hedging relationships.

     In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The Company utilizes exchange-traded interest rate futures in non-qualifying hedging relationships.

     The Company writes covered call options on its portfolio of U.S. Treasuries as an income generation strategy. In a covered call transaction, the Company receives a premium at the inception of the contract in exchange for giving the derivative counterparty the right to purchase the referenced security from the Company at a predetermined price. The call option is "covered" because the Company owns the referenced security over the term of the option. Covered call options are included in interest rate options. The Company utilizes covered call options in non-qualifying hedging relationships.

     The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow and non-qualifying hedging relationships.

     Foreign currency derivatives, including foreign currency swaps and foreign currency forwards, are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in fair value, cash flow, and non-qualifying hedging relationships.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date. The Company utilizes foreign currency forwards in non-qualifying hedging relationships.

     Swap spreadlocks are used by the Company to hedge invested assets on an economic basis against the risk of changes in credit spreads. Swap spreadlocks are forward transactions between two parties whose underlying reference index is a forward starting interest rate swap where the Company agrees to pay a coupon based on a predetermined reference swap spread in exchange for receiving a coupon based on a floating rate. The Company has the option to cash settle with the counterparty in lieu of maintaining the swap after the effective date. The Company utilizes swap spreadlocks in non-qualifying hedging relationships.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to hedge credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. The Company utilizes credit default swaps in non-qualifying hedging relationships.

     Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and a cash instrument such as a U.S. Treasury or agency security. These credit default swaps are not designated as hedging instruments.

     The Company enters into forwards to lock in the price to be paid for forward purchases of certain securities. The price is agreed upon at the time of the contract and payment for the contract is made at a specified future date. When the primary purpose of entering into these transactions is to hedge against the risk of changes in purchase price due to changes in credit spreads, the Company designates these as credit forwards. The Company utilizes credit forwards in cash flow hedging relationships.

     In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in non-qualifying hedging relationships.

     Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. Equity index options are included in equity options in the preceding table. The Company utilizes equity index options in non-qualifying hedging relationships.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in variance swaps in the preceding table. The Company utilizes equity variance swaps in non-qualifying hedging relationships.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  HEDGING

     The following table presents the gross notional amount and estimated fair value of derivatives designated as hedging instruments by type of hedge designation at:

                                                                       DECEMBER 31,
                                            -----------------------------------------------------------------
                                                          2010                              2009
                                            -------------------------------   -------------------------------
                                                             ESTIMATED                         ESTIMATED
                                                            FAIR VALUE                        FAIR VALUE
DERIVATIVES DESIGNATED AS HEDGING           NOTIONAL   --------------------   NOTIONAL   --------------------
INSTRUMENTS                                  AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
------------------------------------------  --------   ------   -----------   --------   ------   -----------
                                                                      (IN MILLIONS)
Fair Value Hedges:
  Foreign currency swaps..................   $  787     $334        $ 18       $  850     $370        $15
  Interest rate swaps.....................      193       11          15          220       11          2
                                             ------     ----        ----       ------     ----        ---
     Subtotal.............................      980      345          33        1,070      381         17
                                             ------     ----        ----       ------     ----        ---
Cash Flow Hedges:
  Foreign currency swaps..................      295       15          11          166       15          7
  Interest rate swaps.....................      575        1          45           --       --         --
  Interest rate forwards..................      695       --          71           --       --         --
  Credit forwards.........................       --       --          --           90       --          3
                                             ------     ----        ----       ------     ----        ---
     Subtotal.............................    1,565       16         127          256       15         10
                                             ------     ----        ----       ------     ----        ---
       Total Qualifying Hedges............   $2,545     $361        $160       $1,326     $396        $27
                                             ======     ====        ====       ======     ====        ===



     The following table presents the gross notional amount and estimated fair value of derivatives that were not designated or do not qualify as hedging instruments by derivative type at:

                                                                    DECEMBER 31,
                                         -----------------------------------------------------------------
                                                       2010                              2009
                                         -------------------------------   -------------------------------
                                                          ESTIMATED                         ESTIMATED
                                                         FAIR VALUE                        FAIR VALUE
DERIVATIVES NOT DESIGNATED OR NOT        NOTIONAL   --------------------   NOTIONAL   --------------------
QUALIFYING AS HEDGING INSTRUMENTS         AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
---------------------------------------  --------   ------   -----------   --------   ------   -----------
                                                                   (IN MILLIONS)
Interest rate swaps....................   $ 8,334   $  646       $192       $ 5,041   $  523       $177
Interest rate floors...................     7,986      127         62         7,986       78         34
Interest rate caps.....................     7,158       29          1         4,003       15         --
Interest rate futures..................     1,966        5          7           835        2          1
Foreign currency swaps.................     1,479      236         39         1,662      304         71
Foreign currency forwards..............       151        4          1            79        3         --
Credit default swaps...................     1,324       15         22           966       12         31
Equity futures.........................        93       --         --            81        1         --
Equity options.........................       733       77         --           775      112         --
Variance swaps.........................     1,081       20          8         1,081       24          6
                                          -------   ------       ----       -------   ------       ----
  Total non-designated or non-
     qualifying derivatives............   $30,305   $1,159       $332       $22,509   $1,074       $320
                                          =======   ======       ====       =======   ======       ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NET DERIVATIVE GAINS (LOSSES)

     The components of net derivative gains (losses) were as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                             -------------------------
                                                             2010       2009      2008
                                                             ----     -------     ----
                                                                   (IN MILLIONS)
Derivatives and hedging gains (losses) (1).................  $(74)    $  (717)    $558
Embedded derivatives.......................................   132        (314)     436
                                                             ----     -------     ----
  Total net derivative gains (losses)......................  $ 58     $(1,031)    $994
                                                             ====     =======     ====



--------

   (1) Includes foreign currency transaction gains (losses) on hedged items in cash flow and non-qualifying hedge relationships, which are not presented elsewhere in this note.

     The following table presents the settlement payments recorded in income for the:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2010      2009      2008
                                                              ----      ----      ----
                                                                    (IN MILLIONS)
Qualifying hedges:
  Net investment income.....................................   $ 2       $(1)      $(2)
  Interest credited to policyholder account balances........    37        40         6
Non-qualifying hedges:
  Net derivative gains (losses).............................     6        (8)       43
                                                               ---       ---       ---
     Total..................................................   $45       $31       $47
                                                               ===       ===       ===



  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of fair value hedging: (i) interest rate swaps to convert fixed rate investments to floating rate investments; (ii) interest rate swaps to convert fixed rate liabilities to floating rate liabilities; and (iii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated liabilities.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net derivative gains (losses). The following table represents the amount of such net derivative gains (losses) recognized for the years ended December 31, 2010, 2009 and 2008:

                                                                  NET DERIVATIVE                        INEFFECTIVENESS
                                                                  GAINS (LOSSES)  NET DERIVATIVE GAINS   RECOGNIZED IN
DERIVATIVES IN FAIR VALUE           HEDGED ITEMS IN FAIR VALUE      RECOGNIZED     (LOSSES) RECOGNIZED   NET DERIVATIVE
HEDGING RELATIONSHIPS                 HEDGING RELATIONSHIPS      FOR DERIVATIVES    FOR HEDGED ITEMS     GAINS (LOSSES)
-----------------------------     -----------------------------  ---------------  --------------------  ---------------
                                                                                      (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2010:
Interest rate swaps:              Fixed maturity securities....        $ (1)              $   1               $ --
                                  Policyholder account balances
                                  (1)..........................         (13)                  8                 (5)
Foreign currency swaps:           Foreign-denominated
                                  policyholder account balances
                                  (2)..........................         (38)                 14                (24)
                                                                       ----               -----               ----
  Total........................................................        $(52)              $  23               $(29)
                                                                       ====               =====               ====
FOR THE YEAR ENDED DECEMBER 31, 2009:
Interest rate swaps:              Fixed maturity securities....        $  6               $  (6)              $ --
                                  Policyholder account balances
                                  (1)..........................          (8)                  4                 (4)
Foreign currency swaps:           Foreign-denominated
                                  policyholder account balances
                                  (2)..........................         111                (117)                (6)
                                                                       ----               -----               ----
  Total........................................................        $109               $(119)              $(10)
                                                                       ====               =====               ====
FOR THE YEAR ENDED DECEMBER 31, 2008...........................        $(87)              $  86               $ (1)
                                                                       ====               =====               ====



--------

   (1) Fixed rate liabilities

   (2) Fixed rate or floating rate liabilities

     All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities; (ii) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments;
(iii) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed-rate investments; and (iv) interest rate swaps to convert floating rate investments to fixed rate investments.

     For the year ended December 31, 2010, the Company recognized ($1) million of net derivative gains (losses) which represented the ineffective portion of all cash flow hedges. For the years ended December 31, 2009 and 2008, the Company did not recognize any net derivative gains (losses) which represented the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or within two months of that date. The net amount reclassified into net derivative gains (losses) for the year ended December 31, 2010 related to such discontinued cash flow hedges was insignificant and for the years ended December 31, 2009 and 2008, there were no amounts reclassified into net derivative gains (losses). At December 31, 2010 and 2009, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed six years and one year, respectively. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments, for the year ended December 31, 2008.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the components of accumulated other comprehensive income (loss), before income tax, related to cash flow hedges:

                                                              YEARS ENDED DECEMBER 31,
                                                             -------------------------
                                                              2010      2009      2008
                                                             -----      ----      ----
                                                                   (IN MILLIONS)
Accumulated other comprehensive income (loss), balance at
  January 1,...............................................  $  (1)     $ 20      $(13)
Gains (losses) deferred in other comprehensive income
  (loss) on the effective portion of cash flow hedges......   (107)      (44)        9
Amounts reclassified to net derivative gains (losses)......     (1)       23        24
                                                             -----      ----      ----
Accumulated other comprehensive income (loss), balance at
  December 31,.............................................  $(109)     $ (1)     $ 20
                                                             =====      ====      ====



     At December 31, 2010, $2 million of deferred net gains on derivatives in accumulated other comprehensive income (loss) was expected to be reclassified to earnings within the next 12 months.

     The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of stockholders' equity for the years ended December 31, 2010, 2009 and 2008:

                                  AMOUNT OF GAINS             AMOUNT AND LOCATION
                                 (LOSSES) DEFERRED             OF GAINS (LOSSES)              AMOUNT AND LOCATION
                                IN ACCUMULATED OTHER           RECLASSIFIED FROM               OF GAINS (LOSSES)
DERIVATIVES IN CASH FLOW        COMPREHENSIVE INCOME    ACCUMULATED OTHER COMPREHENSIVE   RECOGNIZED IN INCOME (LOSS)
HEDGING RELATIONSHIPS          (LOSS) ON DERIVATIVES   INCOME (LOSS) INTO INCOME (LOSS)          ON DERIVATIVES
-----------------------------  ---------------------   --------------------------------   ---------------------------
                                                                                            (INEFFECTIVE PORTION AND
                                                                                              AMOUNT EXCLUDED FROM
                                (EFFECTIVE PORTION)           (EFFECTIVE PORTION)            EFFECTIVENESS TESTING)
                               ---------------------   --------------------------------   ---------------------------
                                                                NET DERIVATIVE                   NET DERIVATIVE
                                                                GAINS (LOSSES)                   GAINS (LOSSES)
                                                       --------------------------------   ---------------------------
                                                                                (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2010:
  Interest rate swaps........          $ (44)                        $ --                             $--
  Foreign currency swaps.....             (6)                          (3)                             --
  Interest rate forwards.....            (71)                           4                              (1)
  Credit forwards............             14                           --                              --
                                       -----                         ----                             ---
     Total...................          $(107)                        $  1                             $(1)
                                       =====                         ====                             ===
FOR THE YEAR ENDED DECEMBER 31, 2009:
  Foreign currency swaps.....          $ (58)                        $(36)                            $--
  Interest rate forwards.....             17                           13                              --
  Credit forwards............             (3)                          --                              --
                                       -----                         ----                             ---
     Total...................          $ (44)                        $(23)                            $--
                                       =====                         ====                             ===
FOR THE YEAR ENDED DECEMBER 31, 2008:
  Foreign currency swaps.....          $   9                         $(24)                            $--
                                       =====                         ====                             ===


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting or for purposes other than hedging: (i) interest rate swaps, implied volatility swaps, caps and floors and interest rate futures to economically hedge its exposure to interest rates; (ii) foreign currency forwards and swaps to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to economically hedge exposure to adverse movements in credit; (iv) equity futures, equity index options, interest rate futures and equity variance swaps to economically hedge liabilities embedded in certain variable annuity products; (v) swap spreadlocks to economically hedge invested assets against the risk of changes in credit spreads; (vi) credit default swaps to synthetically create investments; (vii) interest rate forwards to buy and sell securities to economically hedge its exposure to interest rates; (viii) basis swaps to better match the cash flows of assets and related liabilities; (ix) inflation swaps to reduce risk generated from inflation-indexed liabilities; (x) covered call options for income generation; and (xi) equity options to economically hedge certain invested assets against adverse changes in equity indices.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following tables present the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                                   NET            NET
                                                               DERIVATIVE     INVESTMENT
                                                             GAINS (LOSSES)    INCOME(1)
                                                             --------------   ----------
                                                                    (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2010:
Interest rate swaps........................................       $  51           $--
Interest rate floors.......................................          20            --
Interest rate caps.........................................          (9)           --
Interest rate futures......................................         (22)           --
Equity futures.............................................         (12)           --
Foreign currency swaps.....................................         (31)           --
Foreign currency forwards..................................           2            --
Equity options.............................................         (30)           (7)
Interest rate options......................................          (3)           --
Interest rate forwards.....................................           1            --
Variance swaps.............................................          (6)           --
Credit default swaps.......................................          --            --
                                                                  -----           ---
  Total....................................................       $ (39)          $(7)
                                                                  =====           ===
FOR THE YEAR ENDED DECEMBER 31, 2009:
Interest rate swaps........................................       $(149)          $--
Interest rate floors.......................................        (265)           --
Interest rate caps.........................................           4            --
Interest rate futures......................................         (37)           --
Equity futures.............................................         (71)           --
Foreign currency swaps.....................................          (3)           --
Foreign currency forwards..................................          (4)           --
Equity options.............................................        (121)           (1)
Variance swaps.............................................         (40)           --
Credit default swaps.......................................         (50)           --
                                                                  -----           ---
  Total....................................................       $(736)          $(1)
                                                                  =====           ===
FOR THE YEAR ENDED DECEMBER 31, 2008.......................       $ 514           $--
                                                                  =====           ===



--------

   (1) Changes in estimated fair value related to economic hedges of equity method investments in joint ventures.

  CREDIT DERIVATIVES

     In connection with synthetically created investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, generally the contract will require the Company to pay the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


risk, assuming the value of all referenced credit obligations is zero, was $912 million and $477 million at December 31, 2010 and 2009, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2010 and 2009, the Company would have received $13 million and $8 million, respectively, to terminate all of these contracts.

     The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at December 31, 2010 and 2009:

                                                                         DECEMBER 31,
                                      ----------------------------------------------------------------------------------
                                                        2010                                      2009
                                      ----------------------------------------  ----------------------------------------
                                                      MAXIMUM                                   MAXIMUM
                                       ESTIMATED      AMOUNT                     ESTIMATED      AMOUNT
                                      FAIR VALUE     OF FUTURE      WEIGHTED    FAIR VALUE     OF FUTURE      WEIGHTED
RATING AGENCY DESIGNATION OF           OF CREDIT  PAYMENTS UNDER     AVERAGE     OF CREDIT  PAYMENTS UNDER     AVERAGE
REFERENCED                              DEFAULT   CREDIT DEFAULT    YEARS TO      DEFAULT   CREDIT DEFAULT    YEARS TO
CREDIT OBLIGATIONS (1)                   SWAPS       SWAPS (2)    MATURITY (3)     SWAPS       SWAPS (2)    MATURITY (3)
------------------------------------  ----------  --------------  ------------  ----------  --------------  ------------
                                                                         (IN MILLIONS)
Aaa/Aa/A
Single name credit default swaps
  (corporate).......................      $ 1          $ 45            3.6          $ 1          $ 25            4.0
Credit default swaps referencing
  indices...........................       11           679            3.7            7           437            3.5
                                          ---          ----                         ---          ----
  Subtotal..........................       12           724            3.7            8           462            3.5
                                          ---          ----                         ---          ----
Baa
Single name credit default swaps
  (corporate).......................       --             5            3.0           --             5            4.0
Credit default swaps referencing
  indices...........................        1           183            5.0           --            10            5.0
                                          ---          ----                         ---          ----
  Subtotal..........................        1           188            5.0           --            15            4.7
                                          ---          ----                         ---          ----
     Total..........................      $13          $912            4.0          $ 8          $477            3.5
                                          ===          ====                         ===          ====



--------

   (1) The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's, S&P and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

   (2) Assumes the value of the referenced credit obligations is zero.

   (3) The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

  CREDIT RISK ON FREESTANDING DERIVATIVES

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange-traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments. See Note 4 for a description of the impact of credit risk on the valuation of derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. At December 31, 2010 and 2009, the Company was obligated to return cash collateral under its control of $965 million and $945 million, respectively. This unrestricted

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


cash collateral is included in cash and cash equivalents or in short-term investments and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets. At December 31, 2010 and 2009, the Company had also accepted collateral consisting of various securities with a fair market value of $3 million and $88 million, respectively, which were held in separate custodial accounts. The Company is permitted by contract to sell or repledge this collateral, but at December 31, 2010, none of the collateral had been sold or repledged.

     The Company's collateral arrangements for its over-the-counter derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include credit-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of the Company and/or the counterparty. In addition, certain of the Company's netting agreements for derivative instruments contain provisions that require the Company to maintain a specific investment grade credit rating from at least one of the major credit rating agencies. If the Company's credit ratings were to fall below that specific investment grade credit rating, it would be in violation of these provisions, and the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments that are in a net liability position after considering the effect of netting agreements.

     The following table presents the estimated fair value of the Company's over-the-counter derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's credit rating at the reporting date or if the Company's credit rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. Derivatives that are not subject to collateral agreements are not included in the scope of this table.

                                                     ESTIMATED FAIR VALUE           FAIR VALUE OF INCREMENTAL
                                                   OF COLLATERAL PROVIDED:          COLLATERAL PROVIDED UPON:
                                                   -----------------------   --------------------------------------
                                                                                              DOWNGRADE IN THE
                                                                             ONE NOTCH     COMPANY'S CREDIT RATING
                                                                             DOWNGRADE    TO A LEVEL THAT TRIGGERS
                                   ESTIMATED                                   IN THE          FULL OVERNIGHT
                               FAIR VALUE (1) OF                             COMPANY'S      COLLATERALIZATION OR
                              DERIVATIVES IN NET        FIXED MATURITY         CREDIT            TERMINATION
                              LIABILITY POSITION        SECURITIES(2)          RATING    OF THE DERIVATIVE POSITION
                              ------------------   -----------------------   ---------   --------------------------
                                                                  (IN MILLIONS)
DECEMBER 31, 2010...........          $96                    $58                $11                  $62
DECEMBER 31, 2009...........          $42                    $--                $ 8                  $42


--------

   (1) After taking into consideration the existence of netting agreements.

   (2) Included in fixed maturity securities in the consolidated balance sheets. The counterparties are permitted by contract to sell or repledge this collateral. At both December 31, 2010 and 2009, the Company did not provide any cash collateral.

     Without considering the effect of netting agreements, the estimated fair value of the Company's over-the-counter derivatives with credit-contingent provisions that were in a gross liability position at December 31, 2010 was $196 million. At December 31, 2010, the Company provided securities collateral of $58 million in connection with these derivatives. In the unlikely event that both:
(i) the Company's credit rating was downgraded to a level that triggers full overnight collateralization or termination of all derivative positions; and (ii) the Company's netting agreements were deemed to be legally unenforceable, then the additional collateral that the Company would be required to provide to its counterparties in connection with its derivatives in a gross liability

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


position at December 31, 2010 would be $138 million. This amount does not consider gross derivative assets of $100 million for which the Company has the contractual right of offset.

     The Company also has exchange-traded futures, which may require the pledging of collateral. At both December 31, 2010 and 2009, the Company did not pledge any securities collateral for exchange-traded futures. At December 31, 2010 and 2009, the Company provided cash collateral for exchange-traded futures of $25 million and $18 million, respectively, which is included in premiums, reinsurance and other receivables.

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated reinsurance contracts of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; and ceded reinsurance written on a funds withheld basis.

     The following table presents the estimated fair value of the Company's embedded derivatives at:

                                                                     DECEMBER 31,
                                                                    -------------
                                                                    2010     2009
                                                                    ----     ----
                                                                    (IN MILLIONS)
Net embedded derivatives within asset host contracts:
  Ceded guaranteed minimum benefits...............................  $936     $724
  Options embedded in debt or equity securities...................    (2)      (5)
                                                                    ----     ----
     Net embedded derivatives within asset host contracts.........  $934     $719
                                                                    ====     ====
Net embedded derivatives within liability host contracts:
  Direct guaranteed minimum benefits..............................  $254     $290
  Other...........................................................     5      (11)
                                                                    ----     ----
     Net embedded derivatives within liability host contracts.....  $259     $279
                                                                    ====     ====



     The following table presents changes in estimated fair value related to embedded derivatives:

                                                                  YEARS ENDED
                                                                  DECEMBER 31,
                                                              -------------------
                                                              2010    2009   2008
                                                              ----   -----   ----
                                                                 (IN MILLIONS)
Net derivative gains (losses) (1), (2)......................  $132   $(314)  $436


--------

   (1) The valuation of direct guaranteed minimum benefits includes an adjustment for nonperformance risk. Included in net derivative gains (losses), in connection with this adjustment, were gains (losses) of ($153) million, ($567) million and $738 million, for the years ended December 31, 2010, 2009 and 2008, respectively. In addition, the valuation of ceded guaranteed minimum benefits includes an adjustment for nonperformance risk. Included in net derivatives gains (losses), in connection with this adjustment, were gains (losses) of $210 million, $816 million and ($1,145) million, for the years ended December 31, 2010, 2009 and 2008, respectively. The net derivative gains (losses) for the year ended December 31, 2010 included a gain of $191 million relating to a refinement for estimating nonperformance risk in fair value measurements implemented at June 30, 2010. See Note 4.

   (2) See Note 8 for discussion of affiliated net derivative gains (losses) included in the table above.

4.  FAIR VALUE

     Considerable judgment is often required in interpreting market data to develop estimates of fair value and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE

  RECURRING FAIR VALUE MEASUREMENTS

     The assets and liabilities measured at estimated fair value on a recurring basis, including those items for which the Company has elected the FVO, were determined as described below. These estimated fair values and their corresponding placement in the fair value hierarchy are summarized as follows:

                                                                DECEMBER 31, 2010
                                        -----------------------------------------------------------------
                                           FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                        -----------------------------------------------------
                                         QUOTED PRICES IN
                                        ACTIVE MARKETS FOR                        SIGNIFICANT     TOTAL
                                         IDENTICAL ASSETS    SIGNIFICANT OTHER   UNOBSERVABLE   ESTIMATED
                                          AND LIABILITIES    OBSERVABLE INPUTS      INPUTS         FAIR
                                             (LEVEL 1)           (LEVEL 2)         (LEVEL 3)      VALUE
                                        ------------------   -----------------   ------------   ---------
                                                                  (IN MILLIONS)
ASSETS
Fixed maturity securities:
  U.S. corporate securities...........        $   --              $ 13,864          $1,510       $ 15,374
  Foreign corporate securities........            --                 7,590             880          8,470
  U.S. Treasury and agency
     securities.......................         4,616                 3,026              34          7,676
  RMBS................................            --                 6,674              35          6,709
  CMBS................................            --                 2,147             130          2,277
  ABS.................................            --                 1,301             568          1,869
  State and political subdivision
     securities.......................            --                 1,614              32          1,646
  Foreign government securities.......            --                   889              14            903
                                              ------              --------          ------       --------
     Total fixed maturity securities..         4,616                37,105           3,203         44,924
                                              ------              --------          ------       --------
Equity securities:
  Non-redeemable preferred stock......            --                    54             214            268
  Common stock........................            43                    72              22            137
                                              ------              --------          ------       --------
     Total equity securities..........            43                   126             236            405
                                              ------              --------          ------       --------
Other securities:
  FVO general account securities......            --                     7              --              7
  FVO contractholder-directed unit-
     linked investments...............         2,240                    --              --          2,240
                                              ------              --------          ------       --------
     Total other securities...........         2,240                     7              --          2,247
                                              ------              --------          ------       --------
Short-term investments (1)............           390                   584             173          1,147
Mortgage loans held by consolidated
  securitization entities.............            --                 6,840              --          6,840
Derivative assets: (2)
  Interest rate contracts.............             5                   804              10            819
  Foreign currency contracts..........            --                   589              --            589
  Credit contracts....................            --                     3              12             15
  Equity market contracts.............            --                    77              20             97
                                              ------              --------          ------       --------
     Total derivative assets..........             5                 1,473              42          1,520
                                              ------              --------          ------       --------
Net embedded derivatives within asset
  host contracts (3)..................            --                    --             936            936
Separate account assets (4)...........            76                61,410             133         61,619
                                              ------              --------          ------       --------
       Total assets...................        $7,370              $107,545          $4,723       $119,638
                                              ======              ========          ======       ========
LIABILITIES
Derivative liabilities: (2)
  Interest rate contracts.............        $    7              $    315          $   71       $    393
  Foreign currency contracts..........            --                    69              --             69
  Credit contracts....................            --                    21               1             22
  Equity market contracts.............            --                    --               8              8
                                              ------              --------          ------       --------
     Total derivative liabilities.....             7                   405              80            492
                                              ------              --------          ------       --------
Net embedded derivatives within
  liability host contracts (3)........            --                    --             259            259
Long-term debt of consolidated
  securitization entities.............            --                 6,773              --          6,773
                                              ------              --------          ------       --------
     Total liabilities................        $    7              $  7,178          $  339       $  7,524
                                              ======              ========          ======       ========



     See "-- Variable Interest Entities" in Note 2 for discussion of CSEs included in the table above.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                              DECEMBER 31, 2009
                                      -----------------------------------------------------------------
                                         FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                      -----------------------------------------------------
                                       QUOTED PRICES IN
                                      ACTIVE MARKETS FOR                        SIGNIFICANT     TOTAL
                                       IDENTICAL ASSETS    SIGNIFICANT OTHER   UNOBSERVABLE   ESTIMATED
                                        AND LIABILITIES    OBSERVABLE INPUTS      INPUTS         FAIR
                                           (LEVEL 1)           (LEVEL 2)         (LEVEL 3)      VALUE
                                      ------------------   -----------------   ------------   ---------
                                                                (IN MILLIONS)
ASSETS
Fixed maturity securities:
  U.S. corporate securities.........        $   --              $13,793           $1,605       $15,398
  Foreign corporate securities......            --                6,344              994         7,338
  U.S. Treasury and agency
     securities.....................         3,972                2,252               33         6,257
  RMBS..............................            --                5,827               25         5,852
  CMBS..............................            --                2,572               45         2,617
  ABS...............................            --                1,452              537         1,989
  State and political subdivision
     securities.....................            --                1,147               32         1,179
  Foreign government securities.....            --                  629               16           645
                                            ------              -------           ------       -------
     Total fixed maturity
       securities...................         3,972               34,016            3,287        41,275
                                            ------              -------           ------       -------
Equity securities:
  Non-redeemable preferred stock....            --                   48              258           306
  Common stock......................            72                   70               11           153
                                            ------              -------           ------       -------
     Total equity securities........            72                  118              269           459
                                            ------              -------           ------       -------
Other securities....................           931                    7               --           938
Short-term investments (1)..........         1,057                  703                8         1,768
Derivative assets (2)...............             3                1,410               57         1,470
Net embedded derivatives within
  asset host contracts (3)..........            --                   --              724           724
Separate account assets (4).........            69               49,227              153        49,449
                                            ------              -------           ------       -------
     Total assets...................        $6,104              $85,481           $4,498       $96,083
                                            ======              =======           ======       =======
LIABILITIES
Derivative liabilities (2)..........        $    1              $   336           $   10       $   347
Net embedded derivatives within
  liability host contracts (3)......            --                   --              279           279
                                            ------              -------           ------       -------
     Total liabilities..............        $    1              $   336           $  289       $   626
                                            ======              =======           ======       =======



--------

   (1) Short-term investments as presented in the tables above differ from the amounts presented in the consolidated balance sheets because certain short-term investments are not measured at estimated fair value (e.g., time deposits, etc.), and therefore are excluded from the tables presented above.

   (2) Derivative assets are presented within other invested assets in the consolidated balance sheets and derivative liabilities are presented within other liabilities in the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation in the consolidated balance sheets, but are presented net for

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


       purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables which follow.

   (3) Net embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables in the consolidated balance sheets. Net embedded derivatives within liability host contracts are presented in the consolidated balance sheets within policyholder account balances and other liabilities. At December 31, 2010, fixed maturity securities and equity securities also included embedded derivatives of $3 million and ($5) million, respectively. At December 31, 2009, fixed maturity securities and equity securities included embedded derivatives of $0 and ($5) million, respectively.

   (4) Separate account assets are measured at estimated fair value. Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

  Fixed Maturity Securities, Equity Securities, Other Securities and Short-term Investments

     When available, the estimated fair value of the Company's fixed maturity, equity and other securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

     When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The inputs in applying these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity and management's assumptions regarding estimated duration, liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

     The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active markets, quoted prices in markets that are not active and observable yields and spreads in the market.

     When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation and cannot be supported by reference to market activity. Even though unobservable, these inputs are assumed to be consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

     The use of different methodologies, assumptions and inputs may have a material effect on the estimated fair values of the Company's securities holdings.

  Mortgage Loans

     Mortgage loans presented in the tables above consist of commercial mortgage loans held by CSEs for which the Company has elected the FVO and which are carried at estimated fair value. As discussed in Note 1, the

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


Company adopted new guidance effective January 1, 2010 and consolidated certain securitization entities that hold commercial mortgage loans. See "-- Valuation Techniques and Inputs by Level Within the Three-Level Fair Value Hierarchy by Major Classes of Assets and Liabilities" below for a discussion of the methods and assumptions used to estimate the fair value of these financial instruments.

  Derivatives

     The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that are assumed to be consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The significant inputs to the pricing models for most over-the-counter derivatives are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain over-the-counter derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes, credit correlation assumptions, references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and are assumed to be consistent with what other market participants would use when pricing such instruments.

     The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all over-the-counter derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its derivative positions using the standard swap curve which includes a spread to the risk free rate. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with the standard swap curve. As the Company and its significant derivative counterparties consistently execute trades at such pricing levels, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. The evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

     Most inputs for over-the-counter derivatives are mid market inputs but, in certain cases, bid level inputs are used when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

  Embedded Derivatives Within Asset and Liability Host Contracts

     Embedded derivatives principally include certain direct and ceded variable annuity guarantees, and embedded derivatives related to funds withheld on ceded reinsurance. Embedded derivatives are recorded in the consolidated financial statements at estimated fair value with changes in estimated fair value reported in net income.

     The Company issues certain variable annuity products with guaranteed minimum benefit guarantees. GMWBs, GMABs and certain GMIBs are embedded derivatives, which are measured at estimated fair value

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances in the consolidated balance sheets.

     The fair value of these guarantees is estimated using the present value of future benefits minus the present value of future fees using actuarial and capital market assumptions related to the projected cash flows over the expected lives of the contracts. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk free rates, currency exchange rates and observable and estimated implied volatilities.

     The valuation of these guarantee liabilities includes adjustments for nonperformance risk and for a risk margin related to non-capital market inputs. Both of these adjustments are captured as components of the spread which, when combined with the risk free rate, is used to discount the cash flows of the liability for purposes of determining its fair value.

     The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife's debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife.

     Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

     The Company ceded the risk associated with certain of the GMIB, GMAB and GMWB guarantees described above to an affiliated reinsurance company that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to the same affiliated reinsurance company, certain directly written GMIB guarantees that are accounted for as insurance (i.e. not as embedded derivatives) but where the reinsurance contract contains an embedded derivative. These embedded derivatives are included in premiums, reinsurance and other receivables in the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these ceded risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company. Because the direct guarantee is not accounted for at fair value, significant fluctuations in net income may occur as the change in fair value of the embedded derivative on the ceded risk is being recorded in net income without a corresponding and offsetting change in fair value of the direct guarantee.

     As part of its regular review of critical accounting estimates, the Company periodically assesses inputs for estimating nonperformance risk (commonly referred to as "own credit") in fair value measurements. During the second quarter of 2010, the Company completed a study that aggregated and evaluated data, including historical recovery rates of insurance companies, as well as policyholder behavior observed over the past two years as the recent financial crisis evolved. As a result, at the end of the second quarter of 2010, the Company refined the way in which it incorporates expected recovery rates into the nonperformance risk adjustment for purposes of estimating the fair value of investment-type contracts and embedded derivatives within insurance contracts. The Company

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


recognized a gain of $60 million, net of DAC and income tax, relating to implementing the refinement at June 30, 2010.

     The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as described above in "-- Fixed Maturity Securities, Equity Securities, Other Securities and Short-term Investments." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities in the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

  Separate Account Assets

     Separate account assets are carried at estimated fair value and reported as a summarized total on the consolidated balance sheets. The estimated fair value of separate account assets is based on the estimated fair value of the underlying assets owned by the separate account. Assets within the Company's separate accounts include: mutual funds, fixed maturity securities, equity securities, derivatives, other limited partnership interests, short-term investments and cash and cash equivalents. See "-- Valuation Techniques and Inputs by Level Within the Three-Level Fair Value Hierarchy by Major Classes of Assets and Liabilities" below for a discussion of the methods and assumptions used to estimate the fair value of these financial instruments.

  Long-term Debt of CSEs

     The Company has elected the FVO for the long-term debt of CSEs, which are carried at estimated fair value. See "-- Valuation Techniques and Inputs by Level Within the Three-Level Fair Value Hierarchy by Major Classes of Assets and Liabilities" below for a discussion of the methods and assumptions used to estimate the fair value of these financial instruments.

VALUATION TECHNIQUES AND INPUTS BY LEVEL WITHIN THE THREE-LEVEL FAIR VALUE HIERARCHY BY MAJOR CLASSES OF ASSETS AND LIABILITIES

     A description of the significant valuation techniques and inputs to the determination of estimated fair value for the more significant asset and liability classes measured at fair value on a recurring basis is as follows:

     The Company determines the estimated fair value of its investments using primarily the market approach and the income approach. The use of quoted prices for identical assets and matrix pricing or other similar techniques are examples of market approaches, while the use of discounted cash flow methodologies is an example of the income approach. The Company attempts to maximize the use of observable inputs and minimize the use of unobservable inputs in selecting whether the market or income approach is used.

     While certain investments have been classified as Level 1 from the use of unadjusted quoted prices for identical investments supported by high volumes of trading activity and narrow bid/ask spreads, most investments have been classified as Level 2 because the significant inputs used to measure the fair value on a recurring basis of the same or similar investment are market observable or can be corroborated using market observable information for the full term of the investment. Level 3 investments include those where estimated fair values are based on significant unobservable inputs that are supported by little or no market activity and may reflect our own assumptions about what factors market participants would use in pricing these investments.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

LEVEL 1 MEASUREMENTS:

  Fixed Maturity Securities, Equity Securities, Other Securities and Short-term Investments

     These securities are comprised of U.S. Treasury securities, exchange traded common stock, exchange traded registered mutual fund interests included in other securities and short-term money market securities, including U.S. Treasury bills. Valuation of these securities is based on unadjusted quoted prices in active markets that are readily and regularly available. Contractholder-directed unit-linked investments reported within other securities include certain registered mutual fund interests priced using daily NAV provided by the fund managers.

  Derivative Assets and Derivative Liabilities

     These assets and liabilities are comprised of exchange-traded derivatives. Valuation of these assets and liabilities is based on unadjusted quoted prices in active markets that are readily and regularly available.

  Separate Account Assets

     These assets are comprised of securities that are similar in nature to the fixed maturity securities, equity securities and short-term investments referred to above; and certain exchange-traded derivatives, including financial futures. Valuation is based on unadjusted quoted prices in active markets that are readily and regularly available.

LEVEL 2 MEASUREMENTS:

  Fixed Maturity Securities, Equity Securities, Other Securities and Short-term Investments

     This level includes fixed maturity securities and equity securities priced principally by independent pricing services using observable inputs. Other securities and short-term investments within this level are of a similar nature and class to the Level 2 securities described below; accordingly, the valuation techniques and significant market standard observable inputs used in their valuation are also similar to those described below.

          U.S. corporate and foreign corporate securities. These securities are principally valued using the market and income approaches. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as a benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using a discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer. This level also includes certain below investment grade privately placed fixed maturity securities priced by independent pricing services that use observable inputs.

          Structured securities comprised of RMBS, CMBS and ABS. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including, but not limited to: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

          U.S. Treasury and agency securities. These securities are principally valued using the market approach. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     similar techniques using standard market observable inputs such as benchmark U.S. Treasury yield curve, the spread off the U.S. Treasury curve for the identical security and comparable securities that are actively traded.

          Foreign government and state and political subdivision securities. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

          Common and non-redeemable preferred stock. These securities are principally valued using the market approach where market quotes are available but are not considered actively traded. Valuation is based principally on observable inputs including quoted prices in markets that are not considered active.

  Mortgage Loans Held by CSEs

     These commercial mortgage loans are principally valued using the market approach. The principal market for these commercial loan portfolios is the securitization market. The Company uses the quoted securitization market price of the obligations of the CSEs to determine the estimated fair value of these commercial loan portfolios. These market prices are determined principally by independent pricing services using observable inputs.

  Derivative Assets and Derivative Liabilities

     This level includes all types of derivative instruments utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivative instruments with unobservable inputs as described in Level 3. These derivatives are principally valued using an income approach.

  Interest rate contracts.

     Non-option-based -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, London Inter-Bank Offer Rate ("LIBOR") basis curves, and repurchase rates.

     Option-based -- Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves, and interest rate volatility.

  Foreign currency contracts.

     Non-option-based -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves, currency spot rates, and cross currency basis curves.

  Credit contracts.

     Non-option-based -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, credit curves, and recovery rates.

  Equity market contracts.

     Non-option-based -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, spot equity index levels, and dividend yield curves.

     Option-based -- Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, spot equity index levels, dividend yield curves, and equity volatility.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Separate Account Assets

     These assets are comprised of investments that are similar in nature to the fixed maturity securities, equity securities and short-term investments referred to above. Also included are certain mutual funds without readily determinable fair values given prices are not published publicly. Valuation of the mutual funds is based upon quoted prices or reported NAV provided by the fund managers.

  Long-term Debt of CSEs

     The estimated fair value of the long-term debt of the Company's CSEs is based on quoted prices when traded as assets in active markets or, if not available, based on market standard valuation methodologies, consistent with the Company's methods and assumptions used to estimate the fair value of comparable fixed maturity securities.

LEVEL 3 MEASUREMENTS:

     In general, investments classified within Level 3 use many of the same valuation techniques and inputs as described above. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3. The use of independent non-binding broker quotations to value investments generally indicates there is a lack of liquidity or the general lack of transparency in the process to develop the valuation estimates generally causing these investments to be classified in Level 3.

  Fixed Maturity Securities, Equity Securities and Short-term Investments

     This level includes fixed maturity securities and equity securities priced principally by independent broker quotations or market standard valuation methodologies using inputs that are not market observable or cannot be derived principally from or corroborated by observable market data. Short-term investments within this level are of a similar nature and class to the Level 3 securities described below; accordingly, the valuation techniques and significant market standard observable inputs used in their valuation are also similar to those described below.

          U.S. corporate and foreign corporate securities. These securities, including financial services industry hybrid securities classified within fixed maturity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or cannot be derived principally from, or corroborated by, observable market data, including illiquidity premiums and spread adjustments to reflect industry trends or specific credit-related issues. Valuations may be based on independent non-binding broker quotations. Generally, below investment grade privately placed or distressed securities included in this level are valued using discounted cash flow methodologies which rely upon significant, unobservable inputs and inputs that cannot be derived principally from, or corroborated by, observable market data.

          Structured securities comprised of RMBS, CMBS and ABS. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data, or are based on independent non-binding broker quotations. Below investment grade securities and ABS supported by sub-prime mortgage loans included in this level are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, and certain of these securities are valued based on independent non-binding broker quotations.

          Foreign government and state and political subdivision securities. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques, however these securities are less liquid and certain of the inputs are based on very limited trading activity.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          Common and non-redeemable preferred stock. These securities, including privately held securities and financial services industry hybrid securities classified within equity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing or other similar techniques using inputs such as comparable credit rating and issuance structure. Equity securities valuations determined with discounted cash flow methodologies use inputs such as earnings multiples based on comparable public companies, and industry-specific non-earnings based multiples. Certain of these securities are valued based on independent non-binding broker quotations.

  Derivative Assets and Derivative Liabilities

     These derivatives are principally valued using an income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. These valuation methodologies generally use the same inputs as described in the corresponding sections above for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

  Interest rate contracts.

     Non-option-based -- Significant unobservable inputs may include the extrapolation beyond observable limits of the swap yield curve and LIBOR basis curves.

     Option-based -- Significant unobservable inputs may include the extrapolation beyond observable limits of the swap yield curve, LIBOR basis curves, and interest rate volatility.

  Foreign currency contracts.

     Non-option-based -- Significant unobservable inputs may include the extrapolation beyond observable limits of the swap yield curve, LIBOR basis curves and cross currency basis curves. Certain of these derivatives are valued based on independent non-binding broker quotations.

  Credit contracts.

     Non-option-based -- Significant unobservable inputs may include credit correlation, repurchase rates, and the extrapolation beyond observable limits of the swap yield curve and credit curves. Certain of these derivatives are valued based on independent non-binding broker quotations.

  Equity market contracts.

     Non-option-based -- Significant unobservable inputs may include the extrapolation beyond observable limits of dividend yield curves.

     Option-based -- Significant unobservable inputs may include the extrapolation beyond observable limits of dividend yield curves and equity volatility.

  Guaranteed Minimum Benefit Guarantees

     These embedded derivatives are principally valued using an income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

  Reinsurance Ceded on Certain Guaranteed Minimum Benefit Guarantees

     These embedded derivatives are principally valued using an income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, counterparty credit spreads and cost of capital for purposes of calculating the risk margin.

  Embedded Derivatives Within Funds Withheld Related to Certain Ceded
  Reinsurance

     These derivatives are principally valued using an income approach. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and the fair value of assets within the reference portfolio. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the fair value of certain assets within the reference portfolio which are not observable in the market and cannot be derived principally from, or corroborated by, observable market data.

  Separate Account Assets

     These assets are comprised of investments that are similar in nature to the fixed maturity securities and equity securities referred to above. Separate account assets within this level also include other limited partnership interests. Other limited partnership interests are valued giving consideration to the value of the underlying holdings of the partnerships and by applying a premium or discount, if appropriate, for factors such as liquidity, bid/ask spreads, the performance record of the fund manager or other relevant variables which may impact the exit value of the particular partnership interest.

TRANSFERS BETWEEN LEVELS 1 AND 2:

     During the year ended December 31, 2010, transfers between Levels 1 and 2 were not significant.

TRANSFERS INTO OR OUT OF LEVEL 3:

     Overall, transfers into and/or out of Level 3 are attributable to a change in the observability of inputs. Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable. Transfers into and/or out of any level are assumed to occur at the beginning of the period. Significant transfers into and/or out of Level 3 assets and liabilities for the year ended December 31, 2010 are summarized below.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     During the year ended December 31, 2010, fixed maturity securities transfers into Level 3 of $370 million resulted primarily from current market conditions characterized by a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade). These current market conditions have resulted in decreased transparency of valuations and an increased use of broker quotations and unobservable inputs to determine estimated fair value principally for certain private placements included in U.S. and foreign corporate securities and certain CMBS.

     During the year ended December 31, 2010, fixed maturity securities transfers out of Level 3 of $358 million and separate account assets transfers out of Level 3 of $3 million, resulted primarily from increased transparency of both new issuances that subsequent to issuance and establishment of trading activity, became priced by independent pricing services and existing issuances that, over time, the Company was able to corroborate pricing received from independent pricing services with observable inputs or increases in market activity and upgraded credit ratings primarily for certain U.S. and foreign corporate securities, ABS and CMBS.

     A rollforward of all assets and liabilities measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs is as follows:

                                           FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                                --------------------------------------------------------------------------------------------
                                                TOTAL REALIZED/UNREALIZED
                                               GAINS (LOSSES) INCLUDED IN:
                                            --------------------------------     PURCHASES,
                                                                   OTHER           SALES,
                                 BALANCE,                      COMPREHENSIVE   ISSUANCES AND   TRANSFER INTO   TRANSFER OUT
                                JANUARY 1,  EARNINGS (1), (2)  INCOME (LOSS)  SETTLEMENTS (3)   LEVEL 3 (4)   OF LEVEL 3 (4)
                                ----------  -----------------  -------------  ---------------  -------------  --------------
                                                                        (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2010:
ASSETS:
Fixed maturity securities:
  U.S. corporate securities...    $1,605           $  2             $ 79           $(173)           $147           $(150)
  Foreign corporate
     securities...............       994             (4)              90            (199)            114            (115)
  U.S. Treasury and agency
     securities...............        33             --                2              (1)             --              --
  RMBS........................        25             --                3             (10)             17              --
  CMBS........................        45             --               21               1              85             (22)
  ABS.........................       537             (7)              78              15               4             (59)
  State and political
     subdivision securities...        32             --                4              (1)             --              (3)
  Foreign government
     securities...............        16             --               --               4               3              (9)
                                  ------           ----             ----           -----            ----           -----
     Total fixed maturity
       securities.............    $3,287           $ (9)            $277           $(364)           $370           $(358)
                                  ======           ====             ====           =====            ====           =====
Equity securities:
  Non-redeemable preferred
     stock....................    $  258           $ 15             $  6           $ (65)           $ --           $  --
  Common stock................        11              5                3               3              --              --
                                  ------           ----             ----           -----            ----           -----
     Total equity securities..    $  269           $ 20             $  9           $ (62)           $ --           $  --
                                  ======           ====             ====           =====            ====           =====
Short-term investments........    $    8           $  1             $ --           $ 164            $ --           $  --
Net derivatives: (5)
  Interest rate contracts.....    $    2           $ 10             $(71)          $  (2)           $ --           $  --
  Foreign currency contracts..        23             --               --              --              --             (23)
  Credit contracts............         4              3               13              (9)             --              --
  Equity market contracts.....        18             (6)              --              --              --              --
                                  ------           ----             ----           -----            ----           -----
     Total net derivatives....    $   47           $  7             $(58)          $ (11)           $ --           $ (23)
                                  ======           ====             ====           =====            ====           =====
Separate account assets (6)...    $  153           $ (5)            $ --           $ (12)           $ --           $  (3)
Net embedded derivatives (7)..    $  445           $135             $ --           $  97            $ --           $  --
                                 FAIR VALUE
                                MEASUREMENTS
                                    USING
                                 SIGNIFICANT
                                UNOBSERVABLE
                                   INPUTS
                                  (LEVEL 3)
                                ------------
                                  BALANCE,
                                DECEMBER 31,
                                ------------
                                     (IN
                                  MILLIONS)
YEAR ENDED DECEMBER 31, 2010:
ASSETS:
Fixed maturity securities:
  U.S. corporate securities...     $1,510
  Foreign corporate
     securities...............        880
  U.S. Treasury and agency
     securities...............         34
  RMBS........................         35
  CMBS........................        130
  ABS.........................        568
  State and political
     subdivision securities...         32
  Foreign government
     securities...............         14
                                   ------
     Total fixed maturity
       securities.............     $3,203
                                   ======
Equity securities:
  Non-redeemable preferred
     stock....................     $  214
  Common stock................         22
                                   ------
     Total equity securities..     $  236
                                   ======
Short-term investments........     $  173
Net derivatives: (5)
  Interest rate contracts.....     $  (61)
  Foreign currency contracts..         --
  Credit contracts............         11
  Equity market contracts.....         12
                                   ------
     Total net derivatives....     $  (38)
                                   ======
Separate account assets (6)...     $  133
Net embedded derivatives (7)..     $  677

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                             FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                                     ---------------------------------------------------------------------------------------
                                                          TOTAL
                                                   REALIZED/UNREALIZED
                                                 GAINS (LOSSES) INCLUDED
                                                           IN:
                                                 -----------------------     PURCHASES,
                                                               OTHER           SALES,       TRANSFER INTO
                                      BALANCE,   EARNINGS  COMPREHENSIVE   ISSUANCES AND     AND/OR OUT      BALANCE,
                                     JANUARY 1,   (1),(2)  INCOME (LOSS)  SETTLEMENTS (3)  OF LEVEL 3 (4)  DECEMBER 31,
                                     ----------  --------  -------------  ---------------  --------------  ------------
                                                                          (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2009:
ASSETS:
Fixed maturity securities:
  U.S. corporate securities........    $1,401      $(114)       $192           $(172)           $ 298         $1,605
  Foreign corporate securities.....       926        (95)        334             (47)            (124)           994
  U.S. Treasury and agency
     securities....................        36         --          (1)             (2)              --             33
  RMBS.............................        62         (4)          5              (9)             (29)            25
  CMBS.............................       116        (42)         50              (7)             (72)            45
  ABS..............................       558        (51)        171            (138)              (3)           537
  State and political subdivision
     securities....................        24         --           6               2               --             32
  Foreign government securities....        10         --           1              (1)               6             16
                                       ------      -----        ----           -----            -----         ------
     Total fixed maturity
       securities..................    $3,133      $(306)       $758           $(374)           $  76         $3,287
                                       ======      =====        ====           =====            =====         ======
Equity securities:
  Non-redeemable preferred stock...    $  318      $(101)       $113           $ (66)           $  (6)        $  258
  Common stock.....................         8         --          (1)              4               --             11
                                       ------      -----        ----           -----            -----         ------
     Total equity securities.......    $  326      $(101)       $112           $ (62)           $  (6)        $  269
                                       ======      =====        ====           =====            =====         ======
Other securities...................    $   50      $  --        $ --           $ (50)           $  --         $   --
Short-term investments.............    $   --      $  --        $ --           $   8            $  --         $    8
Net derivatives (5)................    $  309      $ (40)       $ (3)          $ (15)           $(204)        $   47
Separate account assets (6)........    $  159      $  (7)       $ --           $   1            $  --         $  153
Net embedded derivatives (7).......    $  657      $(328)       $ --           $ 116            $  --         $  445



                                           FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                            -----------------------------------------------------------------------------------------------------
                                                                                  TOTAL
                                                                           REALIZED/UNREALIZED
                                                                         GAINS (LOSSES) INCLUDED
                                                                                   IN:
                                                                         -----------------------     PURCHASES,
                                                                                       OTHER           SALES,       TRANSFER INTO
                                 BALANCE,        IMPACT OF    BALANCE,   EARNINGS  COMPREHENSIVE   ISSUANCES AND     AND/OR OUT
                            DECEMBER 31, 2007  ADOPTION (8)  JANUARY 1,   (1, 2)   INCOME (LOSS)  SETTLEMENTS (3)  OF LEVEL 3 (4)
                            -----------------  ------------  ----------  --------  -------------  ---------------  --------------
                                                                              (IN MILLIONS)
YEAR ENDED DECEMBER 31,
  2008:
ASSETS:
Fixed maturity securities:
  U.S. corporate
     securities...........        $1,645            $--        $1,645      $(167)     $  (313)         $ 101            $135
  Foreign corporate
     securities...........         1,355             --         1,355        (12)        (504)          (110)            197
  U.S. Treasury and agency
     securities...........            19             --            19         --           --             34             (17)
  RMBS....................           323             --           323          2          (46)          (156)            (61)
  CMBS....................           258             --           258        (66)         (76)            --              --
  ABS.....................           925             --           925        (20)        (254)           (84)             (9)
  State and political
     subdivision
     securities...........            44             --            44         (1)         (19)            --              --
  Foreign government
     securities...........            33             --            33          1           (2)           (17)             (5)
                                  ------            ---        ------      -----      -------          -----            ----
     Total fixed maturity
       securities.........        $4,602            $--        $4,602      $(263)     $(1,214)         $(232)           $240
                                  ======            ===        ======      =====      =======          =====            ====
Equity securities:
  Non-redeemable preferred
     stock................        $  521            $--        $  521      $ (44)     $  (109)         $ (50)           $ --
  Common stock............            35             --            35         (4)          (1)           (22)             --
                                  ------            ---        ------      -----      -------          -----            ----
     Total equity
       securities.........        $  556            $--        $  556      $ (48)     $  (110)         $ (72)           $ --
                                  ======            ===        ======      =====      =======          =====            ====
Other securities..........        $   --            $--        $   --      $  --      $    --          $  50            $ --
Net derivatives (5).......        $  108            $--        $  108      $ 266      $    --          $ (65)           $ --
Separate account assets
  (6).....................        $  183            $--        $  183      $ (22)     $    --          $  --            $ (2)
Net embedded derivatives
  (7).....................        $  125            $92        $  217      $ 366      $    --          $  74            $ --
                             FAIR VALUE
                            MEASUREMENTS
                                USING
                             SIGNIFICANT
                            UNOBSERVABLE
                               INPUTS
                              (LEVEL 3)
                            ------------
                              BALANCE,
                            DECEMBER 31,
                            ------------
YEAR ENDED DECEMBER 31,
  2008:
ASSETS:
Fixed maturity securities:
  U.S. corporate
     securities...........     $1,401
  Foreign corporate
     securities...........        926
  U.S. Treasury and agency
     securities...........         36
  RMBS....................         62
  CMBS....................        116
  ABS.....................        558
  State and political
     subdivision
     securities...........         24
  Foreign government
     securities...........         10
                               ------
     Total fixed maturity
       securities.........     $3,133
                               ======
Equity securities:
  Non-redeemable preferred
     stock................     $  318
  Common stock............          8
                               ------
     Total equity
       securities.........     $  326
                               ======
Other securities..........     $   50
Net derivatives (5).......     $  309
Separate account assets
  (6).....................     $  159
Net embedded derivatives
  (7).....................     $  657

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

--------

   (1) Amortization of premium/discount is included within net investment income which is reported within the earnings caption of total gains (losses). Impairments charged to earnings are included within net investment gains (losses) which are reported within the earnings caption of total gains (losses). Lapses associated with embedded derivatives are included with the earnings caption of total gains (losses).

   (2) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

   (3) The amount reported within purchases, sales, issuances and settlements is the purchase/issuance price (for purchases and issuances) and the sales/settlement proceeds (for sales and settlements) based upon the actual date purchased/issued or sold/settled. Items purchased/issued and sold/settled in the same period are excluded from the rollforward. For embedded derivatives, attributed fees are included within this caption along with settlements, if any.

   (4) Total gains and losses (in earnings and other comprehensive income
       (loss)) are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and out in the same period are excluded from the rollforward.

   (5) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

   (6) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities.

   (7) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

   (8) The impact of adoption of fair value measurement guidance represents the amount recognized in earnings resulting from a change in estimate for certain Level 3 financial instruments held at January 1, 2008. The net impact of adoption on Level 3 assets and liabilities presented in the table above was a $92 million increase to net assets. Such amount was also impacted by a reduction to DAC of $30 million resulting in a net increase of $62 million. This increase was offset by a $3 million reduction in the estimated fair value of Level 2 freestanding derivatives, resulting in a total net impact of adoption of $59 million.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The tables below summarize both realized and unrealized gains and losses due to changes in estimated fair value recorded in earnings for Level 3 assets and liabilities:

                                                              TOTAL GAINS AND LOSSES
                                          -------------------------------------------------------------
                                                      CLASSIFICATION OF REALIZED/UNREALIZED
                                                       GAINS (LOSSES) INCLUDED IN EARNINGS
                                          -------------------------------------------------------------
                                              NET               NET                 NET
                                          INVESTMENT        INVESTMENT          DERIVATIVE
                                            INCOME        GAINS (LOSSES)      GAINS (LOSSES)      TOTAL
                                          ----------      --------------      --------------      -----
                                                                  (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2010:
ASSETS:
Fixed maturity securities:
  U.S. corporate securities.............      $ 7              $ (5)               $ --            $  2
  Foreign corporate securities..........       (1)               (3)                 --              (4)
  RMBS..................................       --                --                  --              --
  CMBS..................................       --                --                  --              --
  ABS...................................        1                (8)                 --              (7)
                                              ---              ----                ----            ----
     Total fixed maturity securities....      $ 7              $(16)               $ --            $ (9)
                                              ===              ====                ====            ====
Equity securities:
  Non-redeemable preferred stock........      $--              $ 15                $ --            $ 15
  Common stock..........................       --                 5                  --               5
                                              ---              ----                ----            ----
     Total equity securities............      $--              $ 20                $ --            $ 20
                                              ===              ====                ====            ====
Short-term investments..................      $ 1              $ --                $ --            $  1
Net derivatives:
  Interest rate contracts...............      $--              $ --                $ 10            $ 10
  Foreign currency contracts............       --                --                  --              --
  Credit contracts......................       --                --                   3               3
  Equity market contracts...............       --                --                  (6)             (6)
                                              ---              ----                ----            ----
     Total net derivatives..............      $--              $ --                $  7            $  7
                                              ===              ====                ====            ====
Net embedded derivatives................      $--              $ --                $135            $135

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                             TOTAL GAINS AND LOSSES
                                         -------------------------------------------------------------
                                                     CLASSIFICATION OF REALIZED/UNREALIZED
                                                      GAINS (LOSSES) INCLUDED IN EARNINGS
                                         -------------------------------------------------------------
                                             NET               NET                 NET
                                         INVESTMENT        INVESTMENT          DERIVATIVE
                                           INCOME        GAINS (LOSSES)      GAINS (LOSSES)      TOTAL
                                         ----------      --------------      --------------      -----
                                                                 (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2009:
ASSETS:
Fixed maturity securities:
  U.S. corporate securities............      $ 3              $(117)              $  --          $(114)
  Foreign corporate securities.........       (1)               (94)                 --            (95)
  RMBS.................................       --                 (4)                 --             (4)
  CMBS.................................        1                (43)                 --            (42)
  ABS..................................       --                (51)                 --            (51)
                                             ---              -----               -----          -----
     Total fixed maturity securities...      $ 3              $(309)              $  --          $(306)
                                             ===              =====               =====          =====
Equity securities:
  Non-redeemable preferred stock.......      $--              $(101)              $  --          $(101)
                                             ---              -----               -----          -----
     Total equity securities...........      $--              $(101)              $  --          $(101)
                                             ===              =====               =====          =====
Net derivatives........................      $--              $  --               $ (40)         $ (40)
Net embedded derivatives...............      $--              $  --               $(328)         $(328)



                                                             TOTAL GAINS AND LOSSES
                                         -------------------------------------------------------------
                                                     CLASSIFICATION OF REALIZED/UNREALIZED
                                                      GAINS (LOSSES) INCLUDED IN EARNINGS
                                         -------------------------------------------------------------
                                             NET               NET                 NET
                                         INVESTMENT        INVESTMENT          DERIVATIVE
                                           INCOME        GAINS (LOSSES)      GAINS (LOSSES)      TOTAL
                                         ----------      --------------      --------------      -----
                                                                 (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2008:
ASSETS:
Fixed maturity securities:
  U.S. corporate securities............      $ 5              $(172)              $ --           $(167)
  Foreign corporate securities.........       (3)                (9)                --             (12)
  RMBS.................................       --                  2                 --               2
  CMBS.................................        4                (70)                --             (66)
  ABS..................................       --                (20)                --             (20)
  State and political subdivision
     securities........................       (1)                --                 --              (1)
  Foreign government securities........        1                 --                 --               1
                                             ---              -----               ----           -----
     Total fixed maturity securities...      $ 6              $(269)              $ --           $(263)
                                             ===              =====               ====           =====
Equity securities:
  Non-redeemable preferred stock.......      $--              $ (44)              $ --           $ (44)
  Common stock.........................       --                 (4)                --              (4)
                                             ---              -----               ----           -----
     Total equity securities...........      $--              $ (48)              $ --           $ (48)
                                             ===              =====               ====           =====
Net derivatives........................      $--              $  --               $266           $ 266
Net embedded derivatives...............      $--              $  --               $366           $ 366

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The tables below summarize the portion of unrealized gains and losses, due to changes in estimated fair value, recorded in earnings for Level 3 assets and liabilities that were still held at the respective time periods:

                                                       CHANGES IN UNREALIZED GAINS (LOSSES)
                                                    RELATING TO ASSETS AND LIABILITIES HELD AT
                                                                DECEMBER 31, 2010
                                          -------------------------------------------------------------
                                              NET               NET                 NET
                                          INVESTMENT        INVESTMENT          DERIVATIVE
                                            INCOME        GAINS (LOSSES)      GAINS (LOSSES)      TOTAL
                                          ----------      --------------      --------------      -----
                                                                  (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2010:
ASSETS:
Fixed maturity securities:
  U.S. corporate securities.............      $ 6              $(10)               $ --            $ (4)
  Foreign corporate securities..........       --                --                  --              --
  CMBS..................................       --                --                  --              --
  ABS...................................        1                (2)                 --              (1)
                                              ---              ----                ----            ----
     Total fixed maturity securities....      $ 7              $(12)               $ --            $ (5)
                                              ===              ====                ====            ====
Equity securities:
  Non-redeemable preferred stock........      $--              $ --                $ --            $ --
                                              ---              ----                ----            ----
     Total equity securities............      $--              $ --                $ --            $ --
                                              ===              ====                ====            ====
Short-term investments..................      $ 1              $ --                $ --            $  1
Net derivatives:
  Interest rate contracts...............      $--              $ --                $ 10            $ 10
  Foreign currency contracts............       --                --                  --              --
  Credit contracts......................       --                --                   3               3
  Equity market contracts...............       --                --                  (6)             (6)
                                              ---              ----                ----            ----
     Total net derivatives..............      $--              $ --                $  7            $  7
                                              ===              ====                ====            ====
Net embedded derivatives................      $--              $ --                $137            $137

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                      CHANGES IN UNREALIZED GAINS (LOSSES)
                                                   RELATING TO ASSETS AND LIABILITIES HELD AT
                                                               DECEMBER 31, 2009
                                         -------------------------------------------------------------
                                             NET               NET                 NET
                                         INVESTMENT        INVESTMENT          DERIVATIVE
                                           INCOME        GAINS (LOSSES)      GAINS (LOSSES)      TOTAL
                                         ----------      --------------      --------------      -----
                                                                 (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2009:
ASSETS:
  Fixed maturity securities:
  U.S. corporate securities............      $ 6              $(105)              $  --          $ (99)
  Foreign corporate securities.........       (1)               (43)                 --            (44)
  CMBS.................................        1                (56)                 --            (55)
  ABS..................................       --                (21)                 --            (21)
                                             ---              -----               -----          -----
     Total fixed maturity securities...      $ 6              $(225)              $  --          $(219)
                                             ===              =====               =====          =====
Equity securities:
  Non-redeemable preferred stock.......      $--              $ (38)              $  --          $ (38)
                                             ---              -----               -----          -----
     Total equity securities...........      $--              $ (38)              $  --          $ (38)
                                             ===              =====               =====          =====
Net derivatives........................      $--              $  --               $ (33)         $ (33)
Net embedded derivatives...............      $--              $  --               $(332)         $(332)



                                                      CHANGES IN UNREALIZED GAINS (LOSSES)
                                                   RELATING TO ASSETS AND LIABILITIES HELD AT
                                                               DECEMBER 31, 2008
                                         -------------------------------------------------------------
                                             NET               NET                 NET
                                         INVESTMENT        INVESTMENT          DERIVATIVE
                                           INCOME        GAINS (LOSSES)      GAINS (LOSSES)      TOTAL
                                         ----------      --------------      --------------      -----
                                                                 (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2008:
ASSETS:
Fixed maturity securities:
  U.S. corporate securities............      $ 4              $(139)              $ --           $(135)
  Foreign corporate securities.........       (3)                (6)                --              (9)
  CMBS.................................        4                (69)                --             (65)
  ABS..................................       --                (16)                --             (16)
  Foreign government securities........        1                 --                 --               1
                                             ---              -----               ----           -----
     Total fixed maturity securities...      $ 6              $(230)              $ --           $(224)
                                             ===              =====               ====           =====
Equity securities:
  Non-redeemable preferred stock.......      $--              $ (29)              $ --           $ (29)
                                             ---              -----               ----           -----
     Total equity securities...........      $--              $ (29)              $ --           $ (29)
                                             ===              =====               ====           =====
Net derivatives........................      $--              $  --               $233           $ 233
Net embedded derivatives...............      $--              $  --               $353           $ 353

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

FVO -- CONSOLIDATED SECURITIZATION ENTITIES

     As discussed in Note 1, upon the adoption of new guidance effective January 1, 2010, the Company elected fair value accounting for the following assets and liabilities held by CSEs: commercial mortgage loans and long-term debt. The following table presents these commercial mortgage loans carried under the FVO at:

                                                                  DECEMBER 31, 2010
                                                                  -----------------
                                                                    (IN MILLIONS)
Unpaid principal balance........................................        $6,636
Excess of estimated fair value over unpaid principal balance....           204
                                                                        ------
  Carrying value at estimated fair value........................        $6,840
                                                                        ======



     The following table presents the long-term debt carried under the FVO related to the commercial mortgage loans at:

                                                                  DECEMBER 31, 2010
                                                                  -----------------
                                                                    (IN MILLIONS)
Contractual principal balance...................................        $6,541
Excess of estimated fair value over contractual principal
  balance.......................................................           232
                                                                        ------
  Carrying value at estimated fair value........................        $6,773
                                                                        ======



     Interest income on commercial mortgage loans held by CSEs is recorded in net investment income. Interest expense on long-term debt of CSEs is recorded in other expenses. Gains and losses from initial measurement, subsequent changes in estimated fair value and gains or losses on sales of both the commercial mortgage loans and long-term debt are recognized in net investment gains (losses), which is summarized in Note 2.

  NON-RECURRING FAIR VALUE MEASUREMENTS

     Certain assets are measured at estimated fair value on a non-recurring basis and are not included in the tables presented above. The amounts below relate to certain investments measured at estimated fair value during the period and still held at the reporting dates.

                                                                YEARS ENDED DECEMBER 31,
                         ------------------------------------------------------------------------------------------------------
                                            2010                                        2009
                         -----------------------------------------   -----------------------------------------        2008
                                           ESTIMATED        NET                        ESTIMATED        NET      --------------
                            CARRYING          FAIR      INVESTMENT      CARRYING          FAIR      INVESTMENT      CARRYING
                         VALUE PRIOR TO   VALUE AFTER      GAINS     VALUE PRIOR TO   VALUE AFTER      GAINS     VALUE PRIOR TO
                           MEASUREMENT    MEASUREMENT    (LOSSES)      MEASUREMENT    MEASUREMENT    (LOSSES)      MEASUREMENT
                         --------------   -----------   ----------   --------------   -----------   ----------   --------------
                                                                      (IN MILLIONS)
Mortgage loans, net
  (1).................         $--            $--          $ --           $ --            $--          $ --            $24
Other limited
  partnership
  interests (2).......         $33            $22          $(11)          $110            $44          $(66)           $11
Real estate joint
  ventures (3)........         $25            $ 5          $(20)          $ 90            $48          $(42)           $--
                         YEARS ENDED DECEMBER 31,
                         ------------------------
                                   2008
                         ------------------------
                          ESTIMATED        NET
                             FAIR      INVESTMENT
                         VALUE AFTER      GAINS
                         MEASUREMENT    (LOSSES)
                         -----------   ----------
                               (IN MILLIONS)
Mortgage loans, net
  (1).................       $--          $(24)
Other limited
  partnership
  interests (2).......       $ 6          $ (5)
Real estate joint
  ventures (3)........       $--          $ --


--------

   (1) Mortgage loans -- The impaired mortgage loans presented above were written down to their estimated fair values at the date the impairments were recognized. Estimated fair values for impaired mortgage loans are based on observable market prices or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, on the estimated fair value of the underlying collateral, or the present value of the expected future cash flows. Impairments to estimated fair value represent non-recurring fair value measurements that have been categorized as Level 3 due to the lack of price transparency inherent in the limited markets for such mortgage loans.

   (2) Other limited partnership interests -- The impaired investments presented above were accounted for using the cost method. Impairments on these cost method investments were recognized at estimated fair value determined from information provided in the financial statements of the underlying entities in the period in which the

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


       impairment was incurred. These impairments to estimated fair value represent non-recurring fair value measurements that have been classified as Level 3 due to the limited activity and price transparency inherent in the market for such investments. This category includes several private equity and debt funds that typically invest primarily in a diversified pool of investments across certain investment strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; below investment grade debt and mezzanine debt funds. The estimated fair values of these investments have been determined using the NAV of the Company's ownership interest in the partners' capital. Distributions from these investments will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next 2 to 10 years. Unfunded commitments for these investments were $23 million and $32 million at December 31, 2010 and 2009, respectively.

   (3) Real estate joint ventures -- The impaired investments presented above were accounted for using the cost method. Impairments on these cost method investments were recognized at estimated fair value determined from information provided in the financial statements of the underlying entities in the period in which the impairment was incurred. These impairments to estimated fair value represent non-recurring fair value measurements that have been classified as Level 3 due to the limited activity and price transparency inherent in the market for such investments. This category includes several real estate funds that typically invest primarily in commercial real estate. The estimated fair values of these investments have been determined using the NAV of the Company's ownership interest in the partners' capital. Distributions from these investments will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next 2 to 10 years. Unfunded commitments for these investments were $3 million and $40 million at December 31, 2010 and 2009, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  FAIR VALUE OF FINANCIAL INSTRUMENTS

     Amounts related to the Company's financial instruments that were not measured at fair value on a recurring basis, were as follows:

                                                                                   ESTIMATED
                                                        NOTIONAL      CARRYING        FAIR
DECEMBER 31, 2010                                        AMOUNT        VALUE         VALUE
------------------------------------------------------  --------   -------------   ---------
                                                                   (IN MILLIONS)
ASSETS
Mortgage loans, net (1)...............................                $ 5,890       $ 6,022
Policy loans..........................................                $ 1,190       $ 1,260
Real estate joint ventures (2)........................                $    79       $   102
Other limited partnership interests(2)................                $   104       $   116
Short-term investments (3)............................                $    88       $    88
Cash and cash equivalents.............................                $ 1,928       $ 1,928
Accrued investment income.............................                $   559       $   559
Premiums, reinsurance and other receivables(2)........                $ 5,959       $ 6,164
LIABILITIES
Policyholder account balances (2).....................                $24,622       $26,061
Payables for collateral under securities loaned and
  other transactions..................................                $ 8,103       $ 8,103
Long-term debt (4)....................................                $   795       $   930
Other liabilities (2).................................                $   294       $   294
Separate account liabilities (2)......................                $ 1,407       $ 1,407
COMMITMENTS (5)
Mortgage loan commitments.............................    $270        $    --       $    (2)
Commitments to fund bank credit facilities and private
  corporate bond investments..........................    $315        $    --       $   (12)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                                   ESTIMATED
                                                        NOTIONAL      CARRYING        FAIR
DECEMBER 31, 2009                                        AMOUNT        VALUE         VALUE
------------------------------------------------------  --------   -------------   ---------
                                                                   (IN MILLIONS)
ASSETS
Mortgage loans, net...................................                $ 4,748       $ 4,345
Policy loans..........................................                $ 1,189       $ 1,243
Real estate joint ventures (2)........................                $    64       $    62
Other limited partnership interests (2)...............                $   128       $   151
Short-term investments (3)............................                $     7       $     7
Cash and cash equivalents.............................                $ 2,574       $ 2,574
Accrued investment income.............................                $   516       $   516
Premiums, reinsurance and other receivables (2).......                $ 4,582       $ 4,032
LIABILITIES
Policyholder account balances (2).....................                $24,591       $24,233
Payables for collateral under securities loaned and
  other transactions..................................                $ 7,169       $ 7,169
Long-term debt........................................                $   950       $ 1,003
Other liabilities (2).................................                $   188       $   188
Separate account liabilities (2)......................                $ 1,367       $ 1,367
COMMITMENTS (5)
Mortgage loan commitments.............................    $131        $    --       $    (5)
Commitments to fund bank credit facilities and private
  corporate bond investments..........................    $445        $    --       $   (29)


--------

   (1) Mortgage loans as presented in the table above differs from the amount presented in the consolidated balance sheets because this table does not include commercial mortgage loans held by CSEs.

   (2) Carrying values presented herein differ from those presented in the consolidated balance sheets because certain items within the respective financial statement caption are not considered financial instruments. Financial statement captions excluded from the table above are not considered financial instruments.

   (3) Short-term investments as presented in the tables above differ from the amounts presented in the consolidated balance sheets because these tables do not include short-term investments that meet the definition of a security, which are measured at estimated fair value on a recurring basis.

   (4) Long-term debt as presented in the table above differs from the amount presented in the consolidated balance sheet because this table does not include long-term debt of CSEs.

   (5) Commitments are off-balance sheet obligations. Negative estimated fair values represent off-balance sheet liabilities.

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

     The assets and liabilities measured at estimated fair value on a recurring basis include: fixed maturity securities, equity securities, other securities, mortgage loans held by CSEs, derivative assets and liabilities, net embedded derivatives within asset and liability host contracts, separate account assets and long-term debt of CSEs. These assets and liabilities are described in the section "-- Recurring Fair Value Measurements" and, therefore, are excluded from the tables above. The estimated fair value for these financial instruments approximates carrying value.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Mortgage Loans

     The Company originates mortgage loans principally for investment purposes. These loans are principally carried at amortized cost. The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk.

     Policy Loans

     For policy loans with fixed interest rates, estimated fair values are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. The estimated fair value for policy loans with variable interest rates approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

     Real Estate Joint Ventures and Other Limited Partnership Interests

     Real estate joint ventures and other limited partnership interests included in the preceding tables consist of those investments accounted for using the cost method. The remaining carrying value recognized in the consolidated balance sheets represents investments in real estate carried at cost less accumulated depreciation, or real estate joint ventures and other limited partnership interests accounted for using the equity method, which do not meet the definition of financial instruments for which fair value is required to be disclosed.

     The estimated fair values for real estate joint ventures and other limited partnership interests accounted for under the cost method are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

     Short-term Investments

     Certain short-term investments do not qualify as securities and are recognized at amortized cost in the consolidated balance sheets. For these instruments, the Company believes that there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, short-term investments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality and the Company has determined additional adjustment is not required.

     Cash and Cash Equivalents

     Due to the short-term maturities of cash and cash equivalents, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value generally approximates carrying value. In light of recent market conditions, cash and cash equivalent instruments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality, or sufficient solvency in the case of depository institutions, and the Company has determined additional adjustment is not required.

     Accrued Investment Income

     Due to the short term until settlement of accrued investment income, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


value. In light of recent market conditions, the Company has monitored the credit quality of the issuers and has determined additional adjustment is not required.

     Premiums, Reinsurance and Other Receivables

     Premiums, reinsurance and other receivables in the preceding tables are principally comprised of certain amounts recoverable under reinsurance contracts, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivative positions and amounts receivable for securities sold but not yet settled.

     Premiums receivable and those amounts recoverable under reinsurance treaties determined to transfer sufficient risk are not financial instruments subject to disclosure and thus have been excluded from the amounts presented in the preceding tables. Amounts recoverable under ceded reinsurance contracts, which the Company has determined do not transfer sufficient risk such that they are accounted for using the deposit method of accounting, have been included in the preceding tables. The estimated fair value is determined as the present value of expected future cash flows under the related contracts, which were discounted using an interest rate determined to reflect the appropriate credit standing of the assuming counterparty.

     The amounts on deposit for derivative settlements essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value. In light of recent market conditions, the Company has monitored the solvency position of the financial institutions and has determined additional adjustments are not required.

     Policyholder Account Balances

     Policyholder account balances in the tables above include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are included in this caption in the consolidated financial statements but excluded from this caption in the tables above as they are separately presented in "-- Recurring Fair Value Measurements." The remaining difference between the amounts reflected as policyholder account balances in the preceding table and those recognized in the consolidated balance sheets represents those amounts due under contracts that satisfy the definition of insurance contracts and are not considered financial instruments.

     The investment contracts primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts. The fair values for these investment contracts are estimated by discounting best estimate future cash flows using current market risk-free interest rates and adding a spread to reflect the nonperformance risk in the liability.

     Payables for Collateral Under Securities Loaned and Other Transactions

     The estimated fair value for payables for collateral under securities loaned and other transactions approximates carrying value. The related agreements to loan securities are short-term in nature such that the Company believes there is limited risk of a material change in market interest rates. Additionally, because borrowers are cross-collateralized by the borrowed securities, the Company believes no additional consideration for changes in nonperformance risk are necessary.

     Long-term Debt

     The estimated fair value of long-term debt is generally determined by discounting expected future cash flows using market rates currently available for debt with similar terms, remaining maturities and reflecting the credit risk of the Company, including inputs when available, from actively traded debt of other companies with similar types of borrowing arrangements. Risk-adjusted discount rates applied to the expected future cash flows can vary significantly based upon the specific terms of each individual arrangement, including, but not limited to: contractual interest rates in relation to current market rates; the structuring of the arrangement; and the nature

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


and observability of the applicable valuation inputs. Use of different risk-adjusted discount rates could result in different estimated fair values.

     Other Liabilities

     Other liabilities included in the tables above reflect those other liabilities that satisfy the definition of financial instruments subject to disclosure. These items consist primarily of interest payable; amounts due for securities purchased but not yet settled; and funds withheld under reinsurance treaties accounted for as deposit type treaties. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which were not materially different from the carrying values.

     Separate Account Liabilities

     Separate account liabilities included in the preceding tables represent those balances due to policyholders under contracts that are classified as investment contracts. The remaining amounts presented in the consolidated balance sheets represent those contracts classified as insurance contracts, which do not satisfy the definition of financial instruments.

     Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

     Separate account liabilities are recognized in the consolidated balance sheets at an equivalent value of the related separate account assets. Separate account assets, which equal net deposits, net investment income and realized and unrealized investment gains and losses, are fully offset by corresponding amounts credited to the contractholders' liability which is reflected in separate account liabilities. Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the Company believes the value of those assets approximates the estimated fair value of the related separate account liabilities.

     Mortgage Loan Commitments and Commitments to Fund Bank Credit Facilities and Private Corporate Bond Investments

     The estimated fair values for mortgage loan commitments that will be held for investment and commitments to fund bank credit facilities and private corporate bonds that will be held for investment reflected in the above tables represent the difference between the discounted expected future cash flows using interest rates that incorporate current credit risk for similar instruments on the reporting date and the principal amounts of the commitments.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

5.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA is as follows:

                                                             DAC     VOBA     TOTAL
                                                           ------   ------   -------
                                                                 (IN MILLIONS)
Balance at January 1, 2008...............................  $2,252   $2,696   $ 4,948
  Capitalizations........................................     835       --       835
                                                           ------   ------   -------
     Subtotal............................................   3,087    2,696     5,783
                                                           ------   ------   -------
  Amortization related to:
     Net investment gains (losses).......................    (190)     (35)     (225)
     Other expenses......................................    (504)    (434)     (938)
                                                           ------   ------   -------
       Total amortization................................    (694)    (469)   (1,163)
                                                           ------   ------   -------
  Unrealized investment gains (losses)...................     389      434       823
  Effect of foreign currency translation.................      (3)      --        (3)
                                                           ------   ------   -------
Balance at December 31, 2008.............................   2,779    2,661     5,440
  Capitalizations........................................     851       --       851
                                                           ------   ------   -------
     Subtotal............................................   3,630    2,661     6,291
                                                           ------   ------   -------
  Amortization related to:
     Net investment gains (losses).......................     225       86       311
     Other expenses......................................    (408)    (197)     (605)
                                                           ------   ------   -------
       Total amortization................................    (183)    (111)     (294)
                                                           ------   ------   -------
  Unrealized investment gains (losses)...................    (322)    (433)     (755)
  Effect of foreign currency translation.................       2       --         2
                                                           ------   ------   -------
Balance at December 31, 2009.............................   3,127    2,117     5,244
  Capitalizations........................................     978       --       978
                                                           ------   ------   -------
       Subtotal..........................................   4,105    2,117     6,222
                                                           ------   ------   -------
  Amortization related to:
     Net investment gains (losses).......................     (67)     (17)      (84)
     Other expenses......................................    (458)    (297)     (755)
                                                           ------   ------   -------
       Total amortization................................    (525)    (314)     (839)
                                                           ------   ------   -------
  Unrealized investment gains (losses)...................    (167)    (117)     (284)
                                                           ------   ------   -------
Balance at December 31, 2010.............................  $3,413   $1,686   $ 5,099
                                                           ======   ======   =======



     The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $292 million in 2011, $250 million in 2012, $201 million in 2013, $163 million in 2014 and $131 million in 2015.

     Amortization of DAC and VOBA is attributed to both investment gains and losses and to other expenses for the amount of gross profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding DAC and VOBA by segment and reporting unit is as follows:

                                               DAC               VOBA             TOTAL
                                         ---------------   ---------------   ---------------
                                                             DECEMBER 31,
                                         ---------------------------------------------------
                                          2010     2009     2010     2009     2010     2009
                                         ------   ------   ------   ------   ------   ------
                                                            (IN MILLIONS)
Retirement Products....................  $1,985   $1,785   $  996   $1,275   $2,981   $3,060
Corporate Benefit Funding..............       8        6        1        1        9        7
Insurance Products.....................   1,329    1,292      689      841    2,018    2,133
Corporate & Other......................      91       44       --       --       91       44
                                         ------   ------   ------   ------   ------   ------
  Total................................  $3,413   $3,127   $1,686   $2,117   $5,099   $5,244
                                         ======   ======   ======   ======   ======   ======



6.  GOODWILL

     Goodwill is the excess of cost over the estimated fair value of net assets acquired. Information regarding goodwill by segment and reporting unit is as follows:

                                                                     DECEMBER 31,
                                                                    -------------
                                                                    2010     2009
                                                                    ----     ----
                                                                    (IN MILLIONS)
Retirement Products...............................................  $219     $219
Corporate Benefit Funding.........................................   307      307
Insurance Products:
  Non-medical health..............................................     5        5
  Individual life.................................................    17       17
                                                                    ----     ----
     Total Insurance Products.....................................    22       22
Corporate & Other.................................................   405      405
                                                                    ----     ----
Total.............................................................  $953     $953
                                                                    ====     ====



     As described in more detail in Note 1, the Company performed its annual goodwill impairment tests during the third quarter of 2010 based upon data at June 30, 2010. The tests indicated that goodwill was not impaired.

     Management continues to evaluate current market conditions that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Continued deteriorating or adverse market conditions for certain reporting units may have a significant impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

7.  INSURANCE

  INSURANCE LIABILITIES

     Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, were as follows:

                                                             POLICYHOLDER      OTHER POLICY-
                                        FUTURE POLICY          ACCOUNT            RELATED
                                           BENEFITS            BALANCES           BALANCES
                                      -----------------   -----------------   ---------------
                                                            DECEMBER 31,
                                      -------------------------------------------------------
                                        2010      2009      2010      2009     2010     2009
                                      -------   -------   -------   -------   ------   ------
                                                           (IN MILLIONS)
Retirement Products.................  $ 1,718   $ 1,435   $20,990   $21,059   $   18   $   19
Corporate Benefit Funding...........   12,991    12,697     9,452     9,393        5        5
Insurance Products..................    3,060     2,391     6,592     6,052    2,268    1,997
Corporate & Other...................    5,429     5,098     2,257       938      361      276
                                      -------   -------   -------   -------   ------   ------
  Total.............................  $23,198   $21,621   $39,291   $37,442   $2,652   $2,297
                                      =======   =======   =======   =======   ======   ======



     See Note 8 for discussion of affiliated reinsurance liabilities included in the table above.

  VALUE OF DISTRIBUTION AGREEMENTS AND CUSTOMER RELATIONSHIPS ACQUIRED

     Information regarding VODA and VOCRA, which are reported in other assets, was as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                            2010      2009      2008
                                                            ----      ----      ----
                                                                  (IN MILLIONS)
Balance at January 1,.....................................  $215      $224      $232
Amortization..............................................   (12)       (9)       (8)
                                                            ----      ----      ----
Balance at December 31,...................................  $203      $215      $224
                                                            ====      ====      ====



     The estimated future amortization expense allocated to other expenses for the next five years for VODA and VOCRA is $13 million in 2011, $15 million in 2012, $16 million in 2013, $17 million in 2014 and $17 million in 2015.

  SALES INDUCEMENTS

     Information regarding deferred sales inducements, which are reported in other assets, was as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                            2010      2009      2008
                                                            ----      ----      ----
                                                                  (IN MILLIONS)
Balance at January 1,.....................................  $493      $422      $403
Capitalization............................................   100       124       111
Amortization..............................................   (56)      (53)      (92)
                                                            ----      ----      ----
Balance at December 31,...................................  $537      $493      $422
                                                            ====      ====      ====



  SEPARATE ACCOUNTS

     Separate account assets and liabilities consist of pass-through separate accounts totaling $61.6 billion and $49.4 billion at December 31, 2010 and 2009, respectively, for which the policyholder assumes all investment risk.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $1,085 million, $804 million and $893 million for the years ended December 31, 2010, 2009 and 2008, respectively.

     For the years ended December 31, 2010, 2009 and 2008, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  OBLIGATIONS UNDER FUNDING AGREEMENTS

     The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain SPEs that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2010, 2009 and 2008, the Company issued $19.1 billion, $14.5 billion and $2.8 billion, respectively, and repaid $18.6 billion, $15.3 billion and $1.1 billion, respectively, of such funding agreements. At December 31, 2010 and 2009, funding agreements outstanding, which are included in policyholder account balances, were $6.6 billion and $6.1 billion, respectively. During the years ended December 31, 2010, 2009 and 2008, interest credited on the funding agreements, which is included in interest credited to policyholder account balances, was $78 million, $127 million and $192 million, respectively.

     MICC is a member of the FHLB of Boston and held $70 million of common stock of the FHLB of Boston at both December 31, 2010 and 2009, which is included in equity securities. MICC has also entered into funding agreements with the FHLB of Boston in exchange for cash and for which the FHLB of Boston has been granted a blanket lien on certain MICC assets, including RMBS, to collateralize MICC's obligations under the funding agreements. MICC maintains control over these pledged assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by MICC, the FHLB of Boston's recovery on the collateral is limited to the amount of MICC's liability to the FHLB of Boston. The amount of MICC's liability for funding agreements with the FHLB of Boston was $100 million and $326 million at December 31, 2010 and 2009, respectively, which is included in policyholder account balances. The advances on these funding agreements are collateralized by mortgage-backed securities with estimated fair values of $211 million and $419 million at December 31, 2010 and 2009, respectively. During the years ended December 31, 2010, 2009 and 2008, interest credited on the funding agreements, which is included in interest credited to policyholder account balances, was $1 million, $6 million and $15 million, respectively.

     During 2010, MICC issued funding agreements to certain SPEs that have issued debt securities for which payment of interest and principal is secured by such funding agreements, and such debt securities are also guaranteed as to payment of interest and principal by Farmer Mac, a federally chartered instrumentality of the United States. The obligations under these funding agreements are secured by a pledge of certain eligible agricultural real estate mortgage loans and may, under certain circumstances, be secured by other qualified collateral. The amount of the Company's liability for funding agreements issued to such SPEs was $200 million at December 31, 2010, which is included in policyholder account balances. The obligations under these funding agreements are collateralized by designated agricultural mortgage loans with a carrying value of $231 million at December 31, 2010. During the year ended December 31, 2010, interest credited on the funding agreements, which is included in interest credited to policyholder account balances, was $2 million.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  LIABILITIES FOR UNPAID CLAIMS AND CLAIM EXPENSES

     Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits and other policy-related balances, is as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                            2010      2009      2008
                                                            ----      ----      ----
                                                                  (IN MILLIONS)
Balance at January 1,.....................................  $805      $691      $612
  Less: Reinsurance recoverables..........................   706       589       463
                                                            ----      ----      ----
Net balance at January 1,.................................    99       102       149
                                                            ----      ----      ----
Incurred related to:
  Current year............................................    24        26         8
  Prior years.............................................   (12)      (17)      (29)
                                                            ----      ----      ----
     Total incurred.......................................    12         9       (21)
                                                            ----      ----      ----
Paid related to:
  Current year............................................    (1)       (1)       (2)
  Prior years.............................................   (10)      (11)      (24)
                                                            ----      ----      ----
     Total paid...........................................   (11)      (12)      (26)
                                                            ----      ----      ----
Net balance at December 31,...............................   100        99       102
  Add: Reinsurance recoverables...........................   878       706       589
                                                            ----      ----      ----
Balance at December 31,...................................  $978      $805      $691
                                                            ====      ====      ====



     During 2010, 2009 and 2008, as a result of changes in estimates of insured events in the respective prior year, claims and claim adjustment expenses associated with prior years decreased by $12 million, $17 million and $29 million for the years ended December 31, 2010, 2009 and 2008, respectively. In all years presented, the change was due to differences between the actual benefit periods and expected benefit periods for disability contracts. In addition, 2008 includes the change between the actual benefit period and expected benefit period for LTC contracts. See Note 8 for information on the reinsurance of LTC business.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return"). These guarantees include benefits that are payable in the event of death or at annuitization.

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts is as follows:

                                                                    DECEMBER 31,
                                          ---------------------------------------------------------------
                                                       2010                             2009
                                          ------------------------------   ------------------------------
                                              IN THE             AT            IN THE             AT
                                          EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                          --------------   -------------   --------------   -------------
                                                                   (IN MILLIONS)
ANNUITY CONTRACTS (1)
RETURN OF NET DEPOSITS
Separate account value..................     $  21,840             N/A        $  15,705             N/A
Net amount at risk (2)..................     $     415 (3)         N/A        $   1,018 (3)         N/A
Average attained age of
  contractholders.......................      62 years             N/A         62 years             N/A
ANNIVERSARY CONTRACT VALUE OR MINIMUM
  RETURN
Separate account value..................     $  42,553       $  30,613        $  35,687       $  22,157
Net amount at risk (2)..................     $   3,200 (3)   $   3,523 (4)    $   5,093 (3)   $   4,158 (4)
Average attained age of
  contractholders.......................      60 years        62 years         60 years        61 years



                                                                     DECEMBER 31,
                                                              -------------------------
                                                                 2010           2009
                                                              ----------     ----------
                                                               SECONDARY      SECONDARY
                                                              GUARANTEES     GUARANTEES
                                                              ----------     ----------
                                                                    (IN MILLIONS)
UNIVERSAL AND VARIABLE LIFE CONTRACTS (1)
Account value (general and separate account)...............    $   3,740      $   3,805
Net amount at risk (2).....................................    $  51,639 (3)  $  58,134 (3)
Average attained age of policyholders......................     59 years       58 years


--------

   (1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

   (2) The net amount at risk is based on the direct and assumed amount at risk (excluding ceded reinsurance).

   (3) The net amount at risk for guarantees of amounts in the event of death is defined as the current GMDB in excess of the current account balance at the balance sheet date.

   (4) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts is as follows:

                                                                          UNIVERSAL AND
                                                                          VARIABLE LIFE
                                                                            CONTRACTS
                                                                          -------------
                                                  ANNUITY CONTRACTS
                                             --------------------------
                                             GUARANTEED     GUARANTEED
                                                DEATH     ANNUITIZATION     SECONDARY
                                              BENEFITS       BENEFITS       GUARANTEES     TOTAL
                                             ----------   -------------   -------------   ------
                                                                (IN MILLIONS)
DIRECT:
  Balance at January 1, 2008...............     $ 30           $ 45            $ 65       $  140
     Incurred guaranteed benefits..........      118            176              43          337
     Paid guaranteed benefits..............      (50)            --              --          (50)
                                                ----           ----            ----       ------
  Balance at December 31, 2008.............       98            221             108          427
     Incurred guaranteed benefits..........       48             (6)            187          229
     Paid guaranteed benefits..............      (89)            --              --          (89)
                                                ----           ----            ----       ------
  Balance at December 31, 2009.............       57            215             295          567
     Incurred guaranteed benefits..........       52             66             601          719
     Paid guaranteed benefits..............      (30)            --              --          (30)
                                                ----           ----            ----       ------
  Balance at December 31, 2010.............     $ 79           $281            $896       $1,256
                                                ====           ====            ====       ======
CEDED:
  Balance at January 1, 2008...............     $ 28           $ 17            $ --       $   45
     Incurred guaranteed benefits..........       94             55              --          149
     Paid guaranteed benefits..............      (36)            --              --          (36)
                                                ----           ----            ----       ------
  Balance at December 31, 2008.............       86             72              --          158
     Incurred guaranteed benefits..........       38              2             142          182
     Paid guaranteed benefits..............      (68)            --              --          (68)
                                                ----           ----            ----       ------
  Balance at December 31, 2009.............       56             74             142          272
     Incurred guaranteed benefits..........       38             23             515          576
     Paid guaranteed benefits..............      (18)            --              --          (18)
                                                ----           ----            ----       ------
  Balance at December 31, 2010.............     $ 76           $ 97            $657       $  830
                                                ====           ====            ====       ======
NET:
  Balance at January 1, 2008...............     $  2           $ 28            $ 65       $   95
     Incurred guaranteed benefits..........       24            121              43          188
     Paid guaranteed benefits..............      (14)            --              --          (14)
                                                ----           ----            ----       ------
  Balance at December 31, 2008.............       12            149             108          269
     Incurred guaranteed benefits..........       10             (8)             45           47
     Paid guaranteed benefits..............      (21)            --              --          (21)
                                                ----           ----            ----       ------
  Balance at December 31, 2009.............        1            141             153          295
     Incurred guaranteed benefits..........       14             43              86          143
     Paid guaranteed benefits..............      (12)            --              --          (12)
                                                ----           ----            ----       ------
  Balance at December 31, 2010.............     $  3           $184            $239       $  426
                                                ====           ====            ====       ======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                                   DECEMBER 31,
                                                                -----------------
                                                                  2010      2009
                                                                -------   -------
                                                                  (IN MILLIONS)
Fund Groupings:
  Equity......................................................  $34,207   $27,202
  Balanced....................................................   19,552    14,693
  Bond........................................................    4,330     2,682
  Money Market................................................    1,136     1,454
  Specialty...................................................    1,004       824
                                                                -------   -------
     Total....................................................  $60,229   $46,855
                                                                =======   =======



8.  REINSURANCE

     The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

     For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or a quota share basis. The Company currently reinsures 90% of the mortality risk in excess of $1 million for most products and reinsures up to 90% of the mortality risk for certain other products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $5 million per life on single life individual policies and reinsure 100% of amounts in excess of the amount the Company retains. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. The Company also reinsures the risk associated with secondary death benefit guarantees on certain universal life insurance policies to an affiliate.

     For other policies within the Insurance Products segment, the Company generally retains most of the risk and only cedes particular risks on certain client arrangements.

     The Company's Retirement Products segment reinsures 100% of the living and death benefit guarantees associated with its variable annuities issued since 2006 to an affiliated reinsurer and certain portions of the living and death benefit guarantees associated with its variable annuities issued prior to 2006 to affiliated and unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The Company also reinsures 90% of its new production of fixed annuities to an affiliated reinsurer.

     The Company's Corporate Benefit Funding segment periodically engages in reinsurance activities, as considered appropriate. The impact of these activities on the financial results of this segment has not been significant.

     The Company also reinsures, through 100% quota share reinsurance agreements, certain LTC and workers' compensation business written by the Company. These are run-off businesses which have been included within Corporate & Other.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

     The Company reinsures its business through a diversified group of well-capitalized, highly rated reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2010 and 2009, were immaterial.

     The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.9 billion and $2.3 billion of unsecured unaffiliated reinsurance recoverable balances at December 31, 2010 and 2009, respectively.

     At December 31, 2010, the Company had $6.7 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $6.1 billion, or 91%, were with the Company's five largest unaffiliated ceded reinsurers, including $2.3 billion of which were unsecured. At December 31, 2009, the Company had $5.9 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $5.6 billion, or 95%, were with the Company's five largest unaffiliated ceded reinsurers, including $2.0 billion of which were unsecured.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The amounts in the consolidated statements of operations include the impact of reinsurance. Information regarding the effect of reinsurance was as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                          ---------------------------
                                                            2010      2009      2008
                                                          -------   -------   -------
                                                                 (IN MILLIONS)
PREMIUMS:
  Direct premiums.......................................  $ 1,559   $ 1,782   $ 1,042
  Reinsurance assumed...................................       13        14        15
  Reinsurance ceded.....................................     (505)     (484)     (423)
                                                          -------   -------   -------
     Net premiums.......................................  $ 1,067   $ 1,312   $   634
                                                          =======   =======   =======
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY FEES:
  Direct universal life and investment-type product
     policy fees........................................  $ 2,104   $ 1,681   $ 1,710
  Reinsurance assumed...................................      120       115       197
  Reinsurance ceded.....................................     (585)     (416)     (529)
                                                          -------   -------   -------
     Net universal life and investment-type product
       policy fees......................................  $ 1,639   $ 1,380   $ 1,378
                                                          =======   =======   =======
OTHER REVENUES:
  Direct other revenues.................................  $   200   $   121   $   147
  Reinsurance ceded.....................................      303       477        83
                                                          -------   -------   -------
     Net other revenues.................................  $   503   $   598   $   230
                                                          =======   =======   =======
POLICYHOLDER BENEFITS AND CLAIMS:
  Direct policyholder benefits and claims...............  $ 3,708   $ 3,314   $ 2,775
  Reinsurance assumed...................................       31        10        23
  Reinsurance ceded.....................................   (1,834)   (1,259)   (1,352)
                                                          -------   -------   -------
     Net policyholder benefits and claims...............  $ 1,905   $ 2,065   $ 1,446
                                                          =======   =======   =======
INTEREST CREDITED TO POLICYHOLDER ACCOUNT BALANCES:
  Direct interest credited to policyholder account
     balances...........................................  $ 1,265   $ 1,270   $ 1,095
  Reinsurance assumed...................................       64        64        57
  Reinsurance ceded.....................................      (58)      (33)      (22)
                                                          -------   -------   -------
     Net interest credited to policyholder account
       balances.........................................  $ 1,271   $ 1,301   $ 1,130
                                                          =======   =======   =======
OTHER EXPENSES:
  Direct other expenses.................................  $ 2,110   $ 1,034   $ 1,796
  Reinsurance assumed...................................       90       105        96
  Reinsurance ceded.....................................      121        68        41
                                                          -------   -------   -------
     Net other expenses.................................  $ 2,321   $ 1,207   $ 1,933
                                                          =======   =======   =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The amounts in the consolidated balance sheets include the impact of reinsurance. Information regarding the effect of reinsurance was as follows at:

                                                                DECEMBER 31, 2010
                                                   -------------------------------------------
                                                    TOTAL
                                                   BALANCE                       TOTAL, NET OF
                                                    SHEET    ASSUMED    CEDED     REINSURANCE
                                                   -------   -------   -------   -------------
                                                                  (IN MILLIONS)
ASSETS:
Premiums, reinsurance and other receivables......  $17,008    $   40   $16,592      $   376
Deferred policy acquisition costs and value of
  business acquired..............................    5,099       164      (499)       5,434
                                                   -------    ------   -------      -------
  Total assets...................................  $22,107    $  204   $16,093      $ 5,810
                                                   =======    ======   =======      =======
LIABILITIES:
Future policy benefits...........................  $23,198    $   87   $    --      $23,111
Other policy-related balances....................    2,652     1,435       543          674
Other liabilities................................    4,503        12     3,409        1,082
                                                   -------    ------   -------      -------
  Total liabilities..............................  $30,353    $1,534   $ 3,952      $24,867
                                                   =======    ======   =======      =======




                                                                DECEMBER 31, 2009
                                                   -------------------------------------------
                                                    TOTAL
                                                   BALANCE                       TOTAL, NET OF
                                                    SHEET    ASSUMED    CEDED     REINSURANCE
                                                   -------   -------   -------   -------------
                                                                  (IN MILLIONS)
ASSETS:
Premiums, reinsurance and other receivables......  $13,444    $   30   $13,135      $   279
Deferred policy acquisition costs and value of
  business acquired..............................    5,244       230      (414)       5,428
                                                   -------    ------   -------      -------
  Total assets...................................  $18,688    $  260   $12,721      $ 5,707
                                                   =======    ======   =======      =======
LIABILITIES:
Future policy benefits...........................  $21,621    $   80   $    --      $21,541
Other policy-related balances....................    2,297     1,393       294          610
Other liabilities................................    2,177        10     1,332          835
                                                   -------    ------   -------      -------
  Total liabilities..............................  $26,095    $1,483   $ 1,626      $22,986
                                                   =======    ======   =======      =======



     Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on ceded reinsurance were $4.7 billion and $4.6 billion, at December 31, 2010 and 2009, respectively. There were no deposit liabilities for assumed reinsurance at December 31, 2010 and 2009.

  RELATED PARTY REINSURANCE TRANSACTIONS

     The Company has reinsurance agreements with certain MetLife subsidiaries, including MLIC, MetLife Reinsurance Company of South Carolina ("MRSC"), Exeter Reassurance Company, Ltd., General American Life Insurance Company and MetLife Reinsurance Company of Vermont, all of which are related parties.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the effect of affiliated reinsurance included in the consolidated statements of operations was as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                             -------------------------
                                                              2010      2009      2008
                                                             -----     -----     -----
                                                                   (IN MILLIONS)
PREMIUMS:
  Reinsurance assumed......................................  $  13     $  14     $  15
  Reinsurance ceded (1)....................................   (191)     (166)     (116)
                                                             -----     -----     -----
     Net premiums..........................................  $(178)    $(152)    $(101)
                                                             =====     =====     =====
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY FEES:
  Reinsurance assumed......................................  $ 120     $ 115     $ 197
  Reinsurance ceded (1)....................................   (308)     (168)     (278)
                                                             -----     -----     -----
     Net universal life and investment-type product policy
       fees................................................  $(188)    $ (53)    $ (81)
                                                             =====     =====     =====
OTHER REVENUES:
  Reinsurance assumed......................................  $  --     $  --     $  --
  Reinsurance ceded........................................    303       477        83
                                                             -----     -----     -----
     Net other revenues....................................  $ 303     $ 477     $  83
                                                             =====     =====     =====
POLICYHOLDER BENEFITS AND CLAIMS:
  Reinsurance assumed......................................  $  29     $   8     $  19
  Reinsurance ceded (1)....................................   (343)     (239)     (274)
                                                             -----     -----     -----
     Net policyholder benefits and claims..................  $(314)    $(231)    $(255)
                                                             =====     =====     =====
INTEREST CREDITED TO POLICYHOLDER ACCOUNT BALANCES:
  Reinsurance assumed......................................  $  64     $  64     $  57
  Reinsurance ceded........................................    (59)      (33)      (22)
                                                             -----     -----     -----
     Net interest credited to policyholder account
       balances............................................  $   5     $  31     $  35
                                                             =====     =====     =====
OTHER EXPENSES:
  Reinsurance assumed......................................  $  90     $ 105     $  97
  Reinsurance ceded (1)....................................    152       102        76
                                                             -----     -----     -----
     Net other expenses....................................  $ 242     $ 207     $ 173
                                                             =====     =====     =====



--------

   (1) In September 2008, MICC's parent, MetLife, completed a tax-free split-off of its majority owned subsidiary, Reinsurance Group of America, Incorporated ("RGA"). After the split-off, reinsurance transactions with RGA were no longer considered affiliated transactions. For purposes of comparison, the 2008 affiliated transactions with RGA have been removed from the presentation in the table above. Affiliated transactions with RGA for the year ended December 31, 2008 include ceded premiums, ceded fees, ceded benefits and ceded other expenses of $9 million, $36 million, $47 million and ($1) million, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the effect of affiliated reinsurance included in the consolidated balance sheets was as follows at:

                                                                DECEMBER 31,
                                                    -----------------------------------
                                                          2010               2009
                                                    ----------------   ----------------
                                                    ASSUMED    CEDED   ASSUMED    CEDED
                                                    -------   ------   -------   ------
                                                               (IN MILLIONS)
ASSETS:
Premiums, reinsurance and other receivables.......   $   40   $9,826    $   30   $7,157
Deferred policy acquisition costs and value of
  business acquired...............................      164     (484)      230     (399)
                                                     ------   ------    ------   ------
  Total assets....................................   $  204   $9,342    $  260   $6,758
                                                     ======   ======    ======   ======
LIABILITIES:
Future policy benefits............................   $   41   $   --    $   27   $   --
Other policy-related balances.....................    1,435      508     1,393      284
Other liabilities.................................       12    3,200         9    1,150
                                                     ------   ------    ------   ------
  Total liabilities...............................   $1,488   $3,708    $1,429   $1,434
                                                     ======   ======    ======   ======



     The Company cedes risks to an affiliate related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were assets of $936 million and $724 million at December 31, 2010 and 2009, respectively. For the years ended December 31, 2010, 2009 and 2008, net derivative gains (losses) included ($2) million, ($1,456) million, and $1,685 million, respectively, in changes in fair value of such embedded derivatives.

     MLI-USA cedes two blocks of business to an affiliate on a 90% coinsurance with funds withheld basis. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheet. The embedded derivative related to the funds withheld associated with this reinsurance agreement is included within other liabilities and increased the funds withheld balance by $5 million at December 31, 2010 and decreased the funds withheld balance by $11 million at December 31, 2009. The changes in fair value of the embedded derivatives included in net derivative gains (losses), were ($17) million, ($16) million and $27 million at December 31, 2010, 2009 and 2008, respectively. The reinsurance agreement also includes an experience refund provision, whereby some or all of the profits on the underlying reinsurance agreement are returned to MLI-USA from the affiliated reinsurer during the first several years of the reinsurance agreement. The experience refund reduced the funds withheld by MLI-USA from the affiliated reinsurer by $304 million and $180 million at December 31, 2010 and 2009, respectively, and are considered unearned revenue, amortized over the life of the contract using the same assumptions as used for the DAC associated with the underlying policies. Amortization and interest of the unearned revenue associated with the experience refund was $81 million, $36 million and $38 million at December 31, 2010, 2009 and 2008, respectively, and is included in universal life and investment-type product policy fees in the consolidated statement of operations. At December 31, 2010 and 2009, unearned revenue related to the experience refund was $560 million and $337 million, respectively, and is included in other policy-related balances in the consolidated balance sheets.

     The Company cedes its universal life secondary guarantee ("ULSG") risk to MRSC under certain reinsurance treaties. These treaties do not expose the Company to a reasonable possibility of a significant loss from insurance risk and are recorded using the deposit method of accounting. During 2009, the Company completed a review of various ULSG assumptions and projections including its regular annual third party assessment of these treaties and related assumptions. As a result of projected lower lapse rates and lower interest rates, the Company refined its

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


effective yield methodology to include these updated assumptions and resultant projected cash flows. The deposit receivable balance for these treaties was increased by $62 million and $279 million, with a corresponding increase in other revenues during the years ended December 31, 2010 and 2009, respectively.

     The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $4.4 billion and $4.3 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2010 and 2009, respectively.

     Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on ceded affiliated reinsurance were $4.6 billion and $4.4 billion, at December 31, 2010 and 2009, respectively. There were no deposit liabilities for assumed affiliated reinsurance at December 31, 2010 and 2009.

9.  DEBT

     Long-term debt outstanding was as follows:

                                                                     DECEMBER 31,
                                                                    -------------
                                                                    2010     2009
                                                                    ----     ----
                                                                    (IN MILLIONS)
Surplus notes, interest rate 8.595%, due 2038.....................  $750     $750
Surplus notes, interest rate 6-month LIBOR plus 1.80%, due 2011...    --      200
                                                                    ----     ----
Total long-term debt -- affiliated................................   750      950
Long-term debt -- unaffiliated....................................    45       --
                                                                    ----     ----
Total long-term debt(1)...........................................  $795     $950
                                                                    ====     ====



--------

   (1) Excludes $6,773 million at December 31, 2010 of long-term debt relating to CSEs. See Note 2.

     On December 23, 2010, Greater Sandhill I, LLC, an affiliate of MLI-USA, issued to a third party long-term notes for $45 million maturing in 2030 with an interest rate of 7.028%. The notes were issued in exchange for certain investments, which are included in other invested assets.

     In December 2009, MetLife Insurance Company of Connecticut renewed the $200 million surplus note to MetLife Credit Corporation, originally issued in December 2007, with a new maturity date of December 2011, and an interest rate of 6-month LIBOR plus 1.80%. On December 29, 2010, MetLife Insurance Company of Connecticut repaid the $200 million surplus note to MetLife Credit Corporation.

     In April 2008, MetLife Insurance Company of Connecticut issued a surplus note with a principal amount of $750 million and an interest rate of 8.595%, to MetLife Capital Trust X, an affiliate.

     MetLife was the holder of a surplus note issued by MLI-USA in the amount of $400 million at December 31, 2007. In June 2008, with approval from the Delaware Commissioner of Insurance ("Delaware Commissioner"), MLI-USA repaid this surplus note of $400 million with accrued interest of $5 million.

     MetLife Investors Group, Inc. ("MLIG") was the holder of two surplus notes issued by MLI-USA in the amounts of $25 million and $10 million at December 31, 2007. In June 2008, with approval from the Delaware Commissioner, MLI-USA repaid these surplus notes of $25 million and $10 million.

     The aggregate maturities of long-term debt at December 31, 2010 were $45 million in 2030 and $750 million in 2038.

     Interest expense related to the Company's indebtedness included in other expenses was $70 million, $71 million and $72 million for the years ended December 31, 2010, 2009 and 2008, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Payments of interest and principal on the outstanding surplus notes may be made only with the prior approval of the insurance department of the state of domicile.

  SHORT-TERM DEBT

     At both December 31, 2010 and 2009, the Company did not have any short-term debt. During the years ended December 31, 2009 and 2008, the weighted average interest rate on short-term debt was 2.70% and 2.75%, respectively. During the years ended December 31, 2009 and 2008, the average daily balance of short-term debt was $83 million and $67 million, respectively, and was outstanding for an average of 99 days and 81 days, respectively. The Company did not have any short-term debt activity in 2010.

10.  INCOME TAX

     The provision for income tax from continuing operations was as follows:

                                                                  YEARS ENDED
                                                                  DECEMBER 31,
                                                              -------------------
                                                              2010    2009   2008
                                                              ----   -----   ----
                                                                 (IN MILLIONS)
Current:
  Federal...................................................  $ 55   $  24   $(50)
  State and local...........................................    --       1     (2)
  Foreign...................................................    (4)     (4)    --
                                                              ----   -----   ----
     Subtotal...............................................    51      21    (52)
                                                              ----   -----   ----
Deferred:
  Federal...................................................   274    (380)   260
  Foreign...................................................    (5)     (9)    (5)
                                                              ----   -----   ----
     Subtotal...............................................   269    (389)   255
                                                              ----   -----   ----
Provision for income tax expense (benefit)..................  $320   $(368)  $203
                                                              ====   =====   ====



     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations was as follows:

                                                                  YEARS ENDED
                                                                  DECEMBER 31,
                                                              -------------------
                                                              2010    2009   2008
                                                              ----   -----   ----
                                                                 (IN MILLIONS)
Tax provision at U.S. statutory rate........................  $377   $(285)  $273
Tax effect of:
  Tax-exempt investment income..............................   (67)    (69)   (65)
  Prior year tax............................................     8     (17)    (4)
  Foreign tax rate differential and change in valuation
     allowance..............................................     7       3     --
  State tax, net of federal benefit.........................    --      --     (1)
  Tax credits...............................................    (6)     --     --
  Other, net................................................     1      --     --
                                                              ----   -----   ----
     Provision for income tax expense (benefit).............  $320   $(368)  $203
                                                              ====   =====   ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                                    DECEMBER 31,
                                                                  ---------------
                                                                   2010     2009
                                                                  ------   ------
                                                                   (IN MILLIONS)
Deferred income tax assets:
  Benefit, reinsurance and other reserves.......................  $1,298   $1,574
  Net operating loss carryforwards..............................      99      111
  Net unrealized investment losses..............................      --      372
  Operating lease reserves......................................       2        4
  Capital loss carryforwards....................................     359      423
  Investments, including derivatives............................     297      304
  Tax credit carryforwards......................................     167      102
  Other.........................................................      20       16
                                                                  ------   ------
                                                                   2,242    2,906
  Less: Valuation allowance.....................................       4       --
                                                                  ------   ------
                                                                   2,238    2,906
                                                                  ------   ------
Deferred income tax liabilities:
  Net unrealized investment gains...............................     166       --
  DAC and VOBA..................................................   1,713    1,748
  Other.........................................................       3       11
                                                                  ------   ------
                                                                   1,882    1,759
                                                                  ------   ------
Net deferred income tax asset...................................  $  356   $1,147
                                                                  ======   ======



     Domestic net operating loss carryforwards of $60 million at December 31, 2010 will expire beginning in 2025. State net operating loss carryforwards of $44 million at December 31, 2010 will expire beginning in 2011. Foreign net operating loss carryforwards of $280 million at December 31, 2010 have an indefinite expiration. Domestic capital loss carryforwards of $1,027 million at December 31, 2010 will expire beginning in 2011. Tax credit carryforwards of $167 million at December 31, 2010 will expire beginning in 2017.

     The Company has recorded a valuation allowance related to tax benefits of certain state net operating losses. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain state net operating losses will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable. In 2010, the Company recorded an overall increase to the deferred tax valuation allowance of $4 million.

     The Company will file a consolidated tax return with its includable subsidiaries. Non-includable subsidiaries file either separate individual corporate tax returns or separate consolidated tax returns. Under this tax allocation agreement, the federal income tax will be allocated between the companies on a separate return basis and adjusted for credits and other amounts required by such tax allocation agreement.

     Pursuant to Internal Revenue Service ("IRS") rules, the Company is excluded from MetLife's life/non-life consolidated federal tax return for the five years subsequent to MetLife's July 2005 acquisition of the Company. In 2011, the Company is expected to join the consolidated return and become a party to the MetLife tax sharing

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


agreement. Accordingly, the Company's losses will be eligible to be included in the consolidated return and the resulting tax savings to MetLife will generate a payment to the Company for the losses used.

     The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. With a few exceptions, the Company is no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years prior to 2005 and is no longer subject to foreign income tax examinations for the years prior to 2006. The IRS exam of the next audit cycle, covering the 2005 and 2006 tax years, began in April 2010.

     The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

     At December 31, 2010, 2009 and 2008, the Company's total amount of unrecognized tax benefits was $38 million, $44 million and $48 million, respectively, and there were no amounts of unrecognized tax benefits that would affect the effective tax rate, if recognized.

     The Company does not anticipate any material change in the total amount of unrecognized tax benefits over the ensuing 12 month period.

     A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2010      2009      2008
                                                              ----      ----      ----
                                                                    (IN MILLIONS)
Balance at January 1,.......................................   $44       $48       $53
Additions for tax positions of prior years..................     1         2        --
Additions for tax positions of current year.................    --        --         2
Reductions for tax positions of current year................    (7)       (6)       (7)
                                                               ---       ---       ---
Balance at December 31,.....................................   $38       $44       $48
                                                               ===       ===       ===



     During the year ended December 31, 2010, the Company recognized $5 million in interest expense associated with the liability for unrecognized tax benefits. At December 31, 2010, the Company had $9 million of accrued interest associated with the liability for unrecognized tax benefits, an increase of $5 million from December 31, 2009. The $5 million increase resulted from a modification to the cumulative interest due regarding the liability for unrecognized benefits.

     During the year ended December 31, 2009, the Company recognized less than $1 million in interest expense associated with the liability for unrecognized tax benefits. At December 31, 2009, the Company had $4 million of accrued interest associated with the liability for unrecognized tax benefits.

     During the year ended December 31, 2008, the Company recognized $1 million in interest expense associated with the liability for unrecognized tax benefits. At December 31, 2008, the Company had $4 million of accrued interest associated with the liability for unrecognized tax benefits, an increase of $1 million from December 31, 2007.

     The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2010 and 2009, the Company recognized an income tax benefit of $67 million and $68 million, respectively, related to the separate account DRD. The 2010 benefit included an expense of $28 million related to a true-up of the 2009 tax return. The 2009 benefit included a benefit of $16 million related to a true-up of the 2008 tax return.

11.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

CONTINGENCIES

  LITIGATION

     The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the United States permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. Estimates of possible losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31, 2010.

     Sales Practices Claims. Over the past several years, the Company has faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. Some of the current cases seek substantial damages, including punitive and treble damages and attorneys' fees. The Company continues to vigorously defend against the claims in all pending matters. Some sales practices claims have been resolved through settlement. Other sales practices claims have been won by dispositive motions or have gone to trial. Additional litigation relating to the Company's marketing and sales of individual life insurance, annuities, mutual funds or other products may be commenced in the future. The Company believes adequate provision has been made in its financial statements for all probable and reasonably estimable losses for sales practices matters.

     Travelers Ins. Co., et al. v. Banc of America Securities LLC (S.D.N.Y., filed December 13, 2001). On January 6, 2009, after a jury trial, the district court entered a judgment in favor of The Travelers Insurance Company, now known as MetLife Insurance Company of Connecticut, in the amount of approximately $42 million in

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


connection with securities and common law claims against the defendant. On May 14, 2009, the district court issued an opinion and order denying the defendant's post judgment motion seeking a judgment in its favor or, in the alternative, a new trial. On July 20, 2010, the United States Court of Appeals for the Second Circuit issued an order affirming the district court's judgment in favor of MetLife Insurance Company of Connecticut and the district court's order denying defendant's post-trial motions. On October 14, 2010, the Second Circuit issued an order denying defendant's petition for rehearing of its appeal. On October 20, 2010, the defendant paid MetLife Insurance Company of Connecticut approximately $42 million, which represents the judgment amount due to MetLife Insurance Company of Connecticut. This lawsuit is now fully resolved.

     Retained Asset Account Matters. The New York Attorney General announced on July 29, 2010 that his office had launched a major fraud investigation into the life insurance industry for practices related to the use of retained asset accounts as a settlement option for death benefits and that subpoenas requesting comprehensive data related to retained asset accounts had been served on MetLife, Inc. and other insurance carriers. MetLife, Inc. received the subpoena on July 30, 2010. Metropolitan Life Insurance Company and its affiliates have received requests for documents and information from U.S. congressional committees and members as well as various state regulatory bodies, including the New York Insurance Department. It is possible that other state and federal regulators or legislative bodies may pursue similar investigations or make related inquiries. Management cannot predict what effect any such investigations might have on the Company's earnings or the availability of the Company's retained asset account known as the Total Control Account ("TCA"), but management believes that the Company's financial statements taken as a whole would not be materially affected. Management believes that any allegations that information about the TCA is not adequately disclosed or that the accounts are fraudulent or otherwise violate state or federal laws are without merit.

     Connecticut General Life Insurance Company and MetLife Insurance Company of Connecticut are engaged in an arbitration proceeding to determine whether MetLife Insurance Company of Connecticut is required to refund several million dollars it collected and/or to stop submitting certain claims under reinsurance contracts in which Connecticut General Life Insurance Company reinsured death benefits payable under certain MetLife Insurance Company of Connecticut annuities.

     A former Tower Square financial services representative is alleged to have misappropriated funds from customers. The Illinois Securities Division, the U.S. Postal Inspector, the Internal Revenue Service, FINRA and the U.S. Attorney's Office have conducted inquiries. Tower Square has made remediation to all the affected customers. The Illinois Securities Division has issued a Statement of Violations to Tower Square, and Tower Square is conducting discussions with the Illinois Securities Division.

     Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

     It is not possible to predict the ultimate outcome or provide reasonable ranges of potential losses of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

     Assets and liabilities held for insolvency assessments were as follows:

                                                                     DECEMBER 31,
                                                                 -------------------
                                                                   2010       2009
                                                                 --------   --------
                                                                    (IN MILLIONS)
Other Assets:
  Premium tax offset for future undiscounted assessments.......  $      8   $      8
  Premium tax offsets currently available for paid
     assessments...............................................         1          1
                                                                 --------   --------
                                                                      $ 9        $ 9
                                                                 ========   ========
Other Liabilities:
  Insolvency assessments.......................................       $13        $13
                                                                 ========   ========



     Assessments levied against the Company were $1 million, $1 million and less than $1 million for the years ended December 31, 2010, 2009 and 2008, respectively.

COMMITMENTS

  LEASES

     The Company, as lessee, has entered into lease agreements for office space. Future sublease income is projected to be insignificant. Future minimum rental income and minimum gross rental payments relating to these lease agreements are as follows:

                                                                            GROSS
                                                                 RENTAL    RENTAL
                                                                 INCOME   PAYMENTS
                                                                 ------   --------
                                                                   (IN MILLIONS)
2011...........................................................    $10       $ 6
2012...........................................................    $ 9       $--
2013...........................................................    $ 9       $--
2014...........................................................    $ 7       $--
2015...........................................................    $ 6       $--
Thereafter.....................................................    $74       $--


  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $1.2 billion and $1.5 billion at December 31, 2010 and 2009, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $270 million and $131 million at December 31, 2010 and 2009, respectively.

  COMMITMENTS TO FUND BANK CREDIT FACILITIES AND PRIVATE CORPORATE BOND INVESTMENTS

     The Company commits to lend funds under bank credit facilities and private corporate bond investments. The amounts of these unfunded commitments were $315 million and $445 million at December 31, 2010 and 2009, respectively.

  OTHER COMMITMENTS

     The Company has entered into collateral arrangements with affiliates, which require the transfer of collateral in connection with secured demand notes. At December 31, 2010 and 2009, the Company had agreed to fund up to $114 million and $126 million, respectively, of cash upon the request by these affiliates and had transferred collateral consisting of various securities with a fair market value of $144 million and $158 million, respectively, to custody accounts to secure the notes. Each of these affiliates is permitted by contract to sell or repledge this collateral.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, such as in the case of MetLife International Insurance Company, Ltd. ("MLII"), a former affiliate, discussed below, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

     The Company has provided a guarantee on behalf of MLII that is triggered if MLII cannot pay claims because of insolvency, liquidation or rehabilitation. Life insurance coverage in-force, representing the maximum potential obligation under this guarantee, was $297 million and $322 million at December 31, 2010 and 2009, respectively. The Company does not hold any collateral related to this guarantee, but has a recorded liability of $1 million that was based on the total account value of the guaranteed policies plus the amounts retained per policy at both December 31, 2010 and 2009. The remainder of the risk was ceded to external reinsurers.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

12.  EQUITY

  COMMON STOCK

     The Company has 40,000,000 authorized shares of common stock, 34,595,317 shares of which are outstanding at both December 31, 2010 and 2009. Of such outstanding shares, 30,000,000 shares are owned directly by MetLife and the remaining shares are owned by MLIG.

  STATUTORY EQUITY AND INCOME

     Each insurance company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the NAIC. The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. MetLife Insurance Company of Connecticut and MLI-USA each exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Connecticut Insurance Department and the Delaware Department of Insurance have adopted Statutory Codification with certain modifications for the preparation of statutory financial statements of insurance companies domiciled in Connecticut and Delaware, respectively. Modifications by the various state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of MetLife Insurance Company of Connecticut and MLI-USA.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance contracts and valuing securities on a different basis.

     In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

     Statutory net income of MetLife Insurance Company of Connecticut, a Connecticut domiciled insurer, was $668 million, $81 million and $242 million for the years ended December 31, 2010, 2009 and 2008, respectively. Statutory capital and surplus, as filed with the Connecticut Insurance Department, was $5.1 billion and $4.9 billion at December 31, 2010 and 2009, respectively.

     Statutory net income (loss) of MLI-USA, a Delaware domiciled insurer, was $2 million, ($24) million and ($482) million for the years ended December 31, 2010, 2009 and 2008, respectively. Statutory capital and surplus, as filed with the Delaware Insurance Department, was $1.5 billion and $1.4 billion at December 31, 2010 and 2009, respectively.

  DIVIDEND RESTRICTIONS

     Under Connecticut State Insurance Law, MetLife Insurance Company of Connecticut is permitted, without prior insurance regulatory clearance, to pay shareholder dividends to its shareholders as long as the amount of such dividends, when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. MetLife Insurance Company of Connecticut

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


will be permitted to pay a dividend in excess of the greater of such two amounts only if it files notice of its declaration of such a dividend and the amount thereof with the Connecticut Commissioner of Insurance (the "Connecticut Commissioner") and the Connecticut Commissioner either approves the distribution of the dividend or does not disapprove the payment within 30 days after notice. In addition, any dividend that exceeds earned surplus (unassigned funds, reduced by 25% of unrealized appreciation in value or revaluation of assets or unrealized profits on investments) as of the last filed annual statutory statement requires insurance regulatory approval. Under Connecticut State Insurance Law, the Connecticut Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. During the year ended December 31, 2010, MetLife Insurance Company of Connecticut paid a dividend of $330 million. During the year ended December 31, 2009, MetLife Insurance Company of Connecticut did not pay a dividend. During the year ended December 31, 2008, MetLife Insurance Company of Connecticut paid a dividend of $500 million. The maximum amount of dividends which MetLife Insurance Company of Connecticut may pay in 2011 without prior regulatory approval is $517 million.

     Under Delaware State Insurance Law, MLI-USA is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MetLife Insurance Company of Connecticut as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). MLI-USA will be permitted to pay a dividend to MetLife Insurance Company of Connecticut in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as unassigned funds) as of the last filed annual statutory statement requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. During the years ended December 31, 2010, 2009 and 2008, MLI-USA did not pay dividends. Because MLI-USA's statutory unassigned funds was negative at December 31, 2010, MLI-USA cannot pay any dividends in 2011 without prior regulatory approval.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2010, 2009 and 2008 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                            YEARS ENDED DECEMBER 31,
                                                           --------------------------
                                                            2010      2009      2008
                                                           ------   -------   -------
                                                                  (IN MILLIONS)
Holding gains (losses) on investments arising during the
  year...................................................  $2,032   $ 3,365   $(5,022)
Income tax effect of holding gains (losses)..............    (705)   (1,174)    1,760
Reclassification adjustments:
  Recognized holding (gains) losses included in current
     year income.........................................    (130)      588       674
  Amortization of premiums and accretion of discounts
     associated with investments.........................     (85)      (83)      (48)
Income tax effect........................................      74      (176)     (220)
Allocation of holding (gains) losses on investments
  relating to other policyholder amounts.................    (317)     (755)      823
Income tax effect of allocation of holding (gains) losses
  to other policyholder amounts..........................     110       263      (288)
                                                           ------   -------   -------
Net unrealized investment gains (losses), net of income
  tax....................................................     979     2,028    (2,321)
Foreign currency translation adjustments, net of income
  tax....................................................     (16)       45      (166)
                                                           ------   -------   -------
Other comprehensive income (loss), excluding cumulative
  effect of change in accounting principle...............     963     2,073    (2,487)
Cumulative effect of change in accounting principle, net
  of income tax expense (benefit) of $18 million, ($12)
  million and $0 (see Note 1)............................      34       (22)       --
                                                           ------   -------   -------
     Other comprehensive income (loss)...................  $  997   $ 2,051   $(2,487)
                                                           ======   =======   =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

13.  OTHER EXPENSES

     Information on other expenses was as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                             2010     2009     2008
                                                            ------   ------   ------
                                                                  (IN MILLIONS)
Compensation..............................................  $  283   $  148   $  118
Commissions...............................................     936      796      735
Volume-related costs......................................     130      308      374
Affiliated interest costs on ceded reinsurance............     162      107       96
Capitalization of DAC.....................................    (978)    (851)    (835)
Amortization of DAC and VOBA..............................     839      294    1,163
Interest expense on debt and debt issue costs.............     472       71       72
Premium taxes, licenses & fees............................      47       45       38
Professional services.....................................      38       17       18
Rent......................................................      29        3        4
Other.....................................................     363      269      150
                                                            ------   ------   ------
  Total other expenses....................................  $2,321   $1,207   $1,933
                                                            ======   ======   ======



  CAPITALIZATION OF DAC AND AMORTIZATION OF DAC AND VOBA

     See Note 5 for DAC and VOBA by segment and a rollforward of each including impacts of capitalization and amortization.

  INTEREST EXPENSE ON DEBT AND DEBT ISSUE COSTS

     Interest expense on debt and debt issue costs includes interest expense on debt (See Note 9) and interest expense related to CSEs of $402 million for the year ended December 31, 2010, and $0 for both of the years ended December 31, 2009 and 2008. See Note 2.

  AFFILIATED EXPENSES

     Commissions, capitalization of DAC and amortization of DAC include the impact of affiliated reinsurance transactions.

     See Notes 8, 9 and 15 for discussion of affiliated expenses included in the table above.

14.  BUSINESS SEGMENT INFORMATION

     The Company's business is currently divided into three segments: Retirement Products, Corporate Benefit Funding and Insurance Products. In addition, the Company reports certain of its results of operations in Corporate & Other.

     Retirement Products offers asset accumulation and income products, including a wide variety of annuities. Corporate Benefit Funding offers pension risk solutions, structured settlements, stable value and investment products and other benefit funding products. Insurance Products offers a broad range of protection products and services to individuals and corporations, as well as other institutions and their respective employees, and is organized into two distinct businesses: Individual Life and Non-Medical Health. Individual Life insurance products

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


and services include variable life, universal life, term life and whole life products. Non-Medical Health includes individual disability insurance products.

     Corporate & Other contains the excess capital not allocated to the segments, various domestic and international start-up entities and run-off business, the Company's ancillary international operations, interest expense related to the majority of the Company's outstanding debt and expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes the elimination of intersegment amounts.

     Operating earnings is the measure of segment profit or loss the Company uses to evaluate segment performance and allocate resources. Consistent with GAAP accounting guidance for segment reporting, it is the Company's measure of segment performance reported below. Operating earnings does not equate to net income (loss) as determined in accordance with GAAP and should not be viewed as a substitute for the GAAP measure. The Company believes the presentation of operating earnings herein as the Company measures it for management purposes enhances the understanding of its performance by highlighting the results from operations and the underlying profitability drivers of the businesses.

     Operating earnings is defined as operating revenues less operating expenses, net of income tax.

     Operating revenues is defined as GAAP revenues (i) less net investment gains (losses) and net derivative gains (losses); (ii) less amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses); (iii) plus scheduled periodic settlement payments on derivatives that are hedges of investments but do not qualify for hedge accounting treatment; and (iv) less net investment income related to contractholder-directed unit-linked investments.

     Operating expenses is defined as GAAP expenses (i) less changes in policyholder benefits associated with asset value fluctuations related to experience-rated contractholder liabilities; (ii) less amortization of DAC and VOBA related to net investment gains (losses) and net derivative gains (losses);
(iii) less interest credited to policyholder account balances related to contractholder-directed unit-linked investments; and (iv) plus scheduled periodic settlement payments on derivatives that are hedges of policyholder account balances but do not qualify for hedge accounting treatment.

     In addition, operating revenues and operating expenses do not reflect the consolidation of certain securitization entities that are VIEs as required under GAAP.

     Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2010, 2009 and 2008 and at December 31, 2010 and 2009. The accounting policies of the segments are the same as those of the Company, except for the method of capital allocation and the accounting for gains (losses) from intercompany sales, which are eliminated in consolidation. Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


and specific nature of the risks inherent in MetLife's businesses. As a part of the economic capital process, a portion of net investment income is credited to the segments based on the level of allocated equity.

                                               OPERATING EARNINGS
                                 ----------------------------------------------
                                              CORPORATE
                                 RETIREMENT    BENEFIT    INSURANCE   CORPORATE                              TOTAL
YEAR ENDED DECEMBER 31, 2010      PRODUCTS     FUNDING     PRODUCTS    & OTHER     TOTAL   ADJUSTMENTS   CONSOLIDATED
-------------------------------  ----------   ---------   ---------   ---------   ------   -----------   ------------
                                                                     (IN MILLIONS)
REVENUES
Premiums.......................    $  240       $  643      $  184       $ --     $1,067       $ --         $1,067
Universal life and investment-
  type product policy fees.....     1,003           29         593         15      1,640         (1)         1,639
Net investment income..........       939        1,102         486        207      2,734        423          3,157
Other revenues.................       337            6         117         43        503         --            503
Net investment gains (losses)..        --           --          --         --         --        150            150
Net derivative gains (losses)..        --           --          --         --         --         58             58
                                   ------       ------      ------       ----     ------       ----         ------
  Total revenues...............     2,519        1,780       1,380        265      5,944        630          6,574
                                   ------       ------      ------       ----     ------       ----         ------
EXPENSES
Policyholder benefits and
  claims.......................       395        1,159         321         --      1,875         30          1,905
Interest credited to
  policyholder account
  balances.....................       718          193         236         96      1,243         28          1,271
Capitalization of DAC..........      (592)          (4)       (327)       (55)      (978)        --           (978)
Amortization of DAC and VOBA...       409            2         337          7        755         84            839
Interest expense on debt.......        --           --          --         70         70        402            472
Other expenses.................     1,023           36         806        123      1,988         --          1,988
                                   ------       ------      ------       ----     ------       ----         ------
  Total expenses...............     1,953        1,386       1,373        241      4,953        544          5,497
                                   ------       ------      ------       ----     ------       ----         ------
Provision for income tax
  expense (benefit)............       198          139           2        (49)       290         30            320
                                   ------       ------      ------       ----     ------                    ------
OPERATING EARNINGS.............    $  368       $  255      $    5       $ 73        701
                                   ======       ======      ======       ====
Adjustments to:
  Total revenues...............................................................      630
  Total expenses...............................................................     (544)
  Provision for income tax (expense) benefit...................................      (30)
                                                                                  ------
INCOME (LOSS)..................................................................   $  757                    $  757
                                                                                  ======                    ======




                                             CORPORATE
                                RETIREMENT    BENEFIT    INSURANCE   CORPORATE
AT DECEMBER 31, 2010:            PRODUCTS     FUNDING     PRODUCTS    & OTHER      TOTAL
------------------------------  ----------   ---------   ---------   ---------   --------
                                                      (IN MILLIONS)
TOTAL ASSETS..................    $87,461     $30,491     $16,296     $20,637    $154,885
SEPARATE ACCOUNT ASSETS.......    $58,917     $ 1,625     $ 1,077     $    --    $ 61,619
SEPARATE ACCOUNT LIABILITIES..    $58,917     $ 1,625     $ 1,077     $    --    $ 61,619

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                   OPERATING EARNINGS
                                --------------------------------------------------------
                                             CORPORATE
                                RETIREMENT    BENEFIT    INSURANCE   CORPORATE                               TOTAL
YEAR ENDED DECEMBER 31, 2009:    PRODUCTS     FUNDING     PRODUCTS    & OTHER     TOTAL    ADJUSTMENTS   CONSOLIDATED
------------------------------  ----------   ---------   ---------   ---------   -------   -----------   ------------
                                                                    (IN MILLIONS)
REVENUES
Premiums......................    $  339       $  849      $  124      $  --     $ 1,312     $    --        $ 1,312
Universal life and investment-
  type product policy fees....       748           29         618          5       1,400         (20)         1,380
Net investment income.........       884        1,061         381         40       2,366         (31)         2,335
Other revenues................       264            6         328         --         598          --            598
Net investment gains
  (losses)....................        --           --          --         --          --        (835)          (835)
Net derivative gains
  (losses)....................        --           --          --         --          --      (1,031)        (1,031)
                                  ------       ------      ------      -----     -------     -------        -------
  Total revenues..............     2,235        1,945       1,451         45       5,676      (1,917)         3,759
                                  ------       ------      ------      -----     -------     -------        -------
EXPENSES
Policyholder benefits and
  claims......................       420        1,360         223          1       2,004          61          2,065
Interest credited to
  policyholder account
  balances....................       741          265         243         91       1,340         (39)         1,301
Capitalization of DAC.........      (528)          (2)       (285)       (36)       (851)         --           (851)
Amortization of DAC and VOBA..       329            3         271          2         605        (311)           294
Interest expense on debt......        --            2          --         69          71          --             71
Other expenses................       928           34         648         84       1,694          (1)         1,693
                                  ------       ------      ------      -----     -------     -------        -------
  Total expenses..............     1,890        1,662       1,100        211       4,863        (290)         4,573
                                  ------       ------      ------      -----     -------     -------        -------
Provision for income tax
  expense (benefit)...........       121           97         123       (138)        203        (571)          (368)
                                  ------       ------      ------      -----     -------                    -------
OPERATING EARNINGS............    $  224       $  186      $  228      $ (28)        610
                                  ======       ======      ======      =====
  Adjustments to:
  Total revenues..............................................................    (1,917)
  Total expenses..............................................................       290
  Provision for income tax (expense) benefit..................................       571
                                                                                 -------
INCOME (LOSS).................................................................   $  (446)                   $  (446)
                                                                                 =======                    =======




                                             CORPORATE
                                RETIREMENT    BENEFIT    INSURANCE   CORPORATE
AT DECEMBER 31, 2009:            PRODUCTS     FUNDING     PRODUCTS    & OTHER      TOTAL
------------------------------  ----------   ---------   ---------   ---------   --------
                                                      (IN MILLIONS)
TOTAL ASSETS..................    $73,840     $28,046     $13,647     $12,156    $127,689
SEPARATE ACCOUNT ASSETS.......    $47,000     $ 1,502     $   947     $    --    $ 49,449
SEPARATE ACCOUNT LIABILITIES..    $47,000     $ 1,502     $   947     $    --    $ 49,449

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                    OPERATING EARNINGS
                                 -------------------------------------------------------
                                              CORPORATE
                                 RETIREMENT    BENEFIT    INSURANCE   CORPORATE                              TOTAL
YEAR ENDED DECEMBER 31, 2008:     PRODUCTS     FUNDING     PRODUCTS    & OTHER     TOTAL   ADJUSTMENTS   CONSOLIDATED
-------------------------------  ----------   ---------   ---------   ---------   ------   -----------   ------------
                                                                     (IN MILLIONS)
REVENUES
Premiums.......................    $  118       $  415      $   90       $ 11     $  634      $  --         $  634
Universal life and investment-
  type product policy fees.....       831           41         486          3      1,361         17          1,378
Net investment income..........       788        1,334         337         59      2,518        (24)         2,494
Other revenues.................       160            9          55          6        230         --            230
Net investment gains (losses)..        --           --          --         --         --       (445)          (445)
Net derivative gains (losses)..        --           --          --         --         --        994            994
                                   ------       ------      ------       ----     ------      -----         ------
  Total revenues...............     1,897        1,799         968         79      4,743        542          5,285
                                   ------       ------      ------       ----     ------      -----         ------
EXPENSES
Policyholder benefits and
  claims.......................       384          893         193         29      1,499        (53)         1,446
Interest credited to
  policyholder account
  balances.....................       479          430         223        (21)     1,111         19          1,130
Capitalization of DAC..........      (474)          (5)       (347)        (9)      (835)        --           (835)
Amortization of DAC and VOBA...       640           13         283          2        938        225          1,163
Interest expense on debt.......         1            2          --         69         72         --             72
Other expenses.................       769           36         683         45      1,533         --          1,533
                                   ------       ------      ------       ----     ------      -----         ------
  Total expenses...............     1,799        1,369       1,035        115      4,318        191          4,509
                                   ------       ------      ------       ----     ------      -----         ------
Provision for income tax
  expense (benefit)............        34          150         (24)       (79)        81        122            203
                                   ------       ------      ------       ----     ------                    ------
OPERATING EARNINGS.............    $   64       $  280      $  (43)      $ 43        344
                                   ======       ======      ======       ====
Adjustments to:
  Total revenues...............................................................      542
  Total expenses...............................................................     (191)
  Provision for income tax (expense) benefit...................................     (122)
                                                                                  ------
INCOME (LOSS)..................................................................   $  573                    $  573
                                                                                  ======                    ======



     Net investment income is based upon the actual results of each segment's specifically identifiable asset portfolio adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

     Operating revenues derived from any customer did not exceed 10% of consolidated operating revenues for the years ended December 31, 2010, 2009 and 2008. Operating revenues from U.S. operations were $5.2 billion, $4.8 billion and $4.4 billion for the years ended December 31, 2010, 2009 and 2008, respectively, which represented 87%, 84% and 92%, respectively, of consolidated operating revenues.

15.  RELATED PARTY TRANSACTIONS

  SERVICE AGREEMENTS

     The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include management, policy administrative functions, personnel, investment advice and distribution services. For certain of the agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Expenses and fees incurred with affiliates related to these agreements, recorded in

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


other expenses, were $1.3 billion, $1.1 billion and $1.0 billion for the years ended December 31, 2010, 2009 and 2008, respectively. The aforementioned expenses and fees incurred with affiliates were comprised of the following:

                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                              2010      2009     2008
                                                             ------    ------    ----
                                                                   (IN MILLIONS)
Compensation...............................................  $  244    $  110    $ 98
Commissions................................................     561       511     452
Volume-related costs.......................................     177       279     331
Professional services......................................      16        --      --
Rent.......................................................      26        --      --
Other......................................................     300       200      74
                                                             ------    ------    ----
  Total other expenses.....................................  $1,324    $1,100    $955
                                                             ======    ======    ====



     Revenues received from affiliates related to these agreements were recorded as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                               ------------------------
                                                               2010      2009      2008
                                                               ----      ----      ----
                                                                     (IN MILLIONS)
Universal life and investment-type product policy fees.......  $114       $85       $91
Other revenues...............................................  $101       $71       $65


     The Company had net receivables from affiliates of $60 million and $46 million at December 31, 2010 and 2009, respectively, related to the items discussed above. These amounts exclude affiliated reinsurance balances discussed in Note 8. See Notes 2, 8 and 9 for additional related party transactions.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE I

                     CONSOLIDATED SUMMARY OF INVESTMENTS --
                    OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2010
                                  (IN MILLIONS)

                                                                                     AMOUNT AT
                                                      COST OR         ESTIMATED   WHICH SHOWN ON
TYPE OF INVESTMENTS                             AMORTIZED COST (1)   FAIR VALUE    BALANCE SHEET
----------------------------------------------  ------------------   ----------   --------------
Fixed maturity securities:
  Bonds:
     U.S. Treasury and agency securities......        $ 7,665          $ 7,676        $ 7,676
     Foreign government securities............            824              903            903
     Public utilities.........................          2,247            2,344          2,344
     State and political subdivision
       securities.............................          1,755            1,646          1,646
     All other corporate bonds................         19,558           20,395         20,395
                                                      -------          -------        -------
       Total bonds............................         32,049           32,964         32,964
Mortgage-backed and asset-backed securities...         10,933           10,855         10,855
Redeemable preferred stock....................          1,150            1,105          1,105
                                                      -------          -------        -------
  Total fixed maturity securities.............         44,132           44,924         44,924
                                                      -------          -------        -------
Other securities..............................          2,126            2,247          2,247
                                                      -------          -------        -------
Equity securities:
  Non-redeemable preferred stock..............            306              268            268
Common stock:
  Industrial, miscellaneous and all other.....            121              137            137
                                                      -------          -------        -------
     Total equity securities..................            427              405            405
                                                      -------          -------        -------
Mortgage loans, net...........................         12,730                          12,730
Policy loans..................................          1,190                           1,190
Real estate and real estate joint ventures....            473                             473
Real estate acquired in satisfaction of debt..             28                              28
Other limited partnership interests...........          1,538                           1,538
Short-term investments........................          1,235                           1,235
Other invested assets.........................          1,716                           1,716
                                                      -------                         -------
       Total investments......................        $65,595                         $66,486
                                                      =======                         =======



--------

   (1) The Company's other securities portfolio is mainly comprised of fixed maturity and equity securities, including mutual funds. Cost or amortized cost for fixed maturity securities and mortgage loans represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate, cost represents original cost reduced by impairments and adjusted for valuation allowances and depreciation; for real estate joint ventures and other limited partnership interests cost represents original cost reduced for other-than-temporary impairments or original cost adjusted for equity in earnings and distributions.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE II

                  CONDENSED FINANCIAL INFORMATION OF REGISTRANT
                           DECEMBER 31, 2010 AND 2009
                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                                   2010      2009
                                                                 -------   -------
CONDENSED BALANCE SHEETS
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $33,974 and $33,325,
     respectively).............................................  $34,300   $32,132
  Equity securities available-for-sale, at estimated fair value
     (cost: $420 and $484, respectively).......................      396       448
  Mortgage loans (net of valuation allowances of $54 and $52,
     respectively).............................................    4,698     4,122
  Policy loans.................................................    1,127     1,139
  Real estate and real estate joint ventures...................      329       278
  Other limited partnership interests..........................    1,057       925
  Short-term investments, principally at estimated fair value..    1,098       923
  Investment in subsidiaries...................................    4,658     4,131
  Other invested assets, principally at estimated fair value...    1,481     1,467
                                                                 -------   -------
       Total investments.......................................   49,144    45,565
Cash and cash equivalents, principally at estimated fair
  value........................................................    1,364     1,817
Accrued investment income......................................      377       397
Premiums, reinsurance and other receivables....................    6,549     5,827
Receivables from subsidiaries..................................      665       627
Deferred policy acquisition costs and value of business
  acquired.....................................................    2,039     2,640
Current income tax recoverable.................................       16        --
Deferred income tax assets.....................................      912     1,513
Goodwill.......................................................      885       885
Other assets...................................................      149       162
Separate account assets........................................   19,184    19,491
                                                                 -------   -------
     Total assets..............................................  $81,284   $78,924
                                                                 =======   =======
LIABILITIES AND STOCKHOLDERS' EQUITY
LIABILITIES
Future policy benefits.........................................  $19,453   $19,036
Policyholder account balances..................................   25,837    26,127
Other policy-related balances..................................      485       466
Payables for collateral under securities loaned and other
  transactions.................................................    6,857     5,562
Long-term debt -- affiliated...................................      750       950
Current income tax payable.....................................       --         7
Other liabilities..............................................      767       724
Separate account liabilities...................................   19,184    19,491
                                                                 -------   -------
     Total liabilities.........................................   73,333    72,363
                                                                 -------   -------
STOCKHOLDERS' EQUITY
Common stock, par value $2.50 per share; 40,000,000 shares
  authorized; 34,595,317 shares issued and outstanding at
  December 31, 2010 and 2009...................................       86        86
Additional paid-in capital.....................................    6,719     6,719
Retained earnings..............................................      934       541
Accumulated other comprehensive income (loss)..................      212      (785)
                                                                 -------   -------
     Total stockholders' equity................................    7,951     6,561
                                                                 -------   -------
     Total liabilities and stockholders' equity................  $81,284   $78,924
                                                                 =======   =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE II

          CONDENSED FINANCIAL INFORMATION OF REGISTRANT -- (CONTINUED)
              FOR THE YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008
                                  (IN MILLIONS)

                                                             2010     2009     2008
                                                            ------   ------   ------
CONDENSED STATEMENTS OF OPERATIONS
REVENUES
Premiums..................................................  $  148   $  141   $  110
Universal life and investment-type product policy fees....     633      631      741
Net investment income.....................................   2,018    1,895    2,226
Equity in earnings from subsidiaries......................     236     (316)     278
Other revenues............................................     162      328       60
Net investment gains (losses):
  Other-than-temporary impairments on fixed maturity
     securities...........................................     (97)    (534)    (386)
  Other-than-temporary impairments on fixed maturity
     securities transferred to other comprehensive income
     (loss)...............................................      47      160       --
  Other net investment gains (losses).....................     152     (418)      41
                                                            ------   ------   ------
     Total net investment gains (losses)..................     102     (792)    (345)
  Net derivative gains (losses)...........................     (67)    (405)     166
                                                            ------   ------   ------
     Total revenues.......................................   3,232    1,482    3,236
                                                            ------   ------   ------
EXPENSES
Policyholder benefits and claims..........................     800      801      682
Interest credited to policyholder account balances........     691      801      896
Other expenses............................................     753      494    1,006
                                                            ------   ------   ------
     Total expenses.......................................   2,244    2,096    2,584
                                                            ------   ------   ------
Income (loss) before provision for income tax.............     988     (614)     652
Provision for income tax expense (benefit)................     231     (168)      79
                                                            ------   ------   ------
Net income (loss).........................................  $  757   $ (446)  $  573
                                                            ======   ======   ======




        See accompanying notes to the consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE II

          CONDENSED FINANCIAL INFORMATION OF REGISTRANT -- (CONTINUED)
              FOR THE YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008
                                  (IN MILLIONS)

                                                          2010       2009       2008
                                                        --------   --------   --------
CONDENSED STATEMENTS OF CASH FLOWS
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash provided by operating activities.............  $  1,129   $    993   $    856
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities........................    13,203     10,125     18,221
     Equity securities................................       127        129        119
     Mortgage loans...................................       279        429        458
     Real estate and real estate joint ventures.......        14          3         15
     Other limited partnership interests..............        92         94        181
  Purchases of:
     Fixed maturity securities........................   (13,715)    (9,247)   (11,263)
     Equity securities................................       (38)       (61)       (65)
     Mortgage loans...................................      (868)      (531)      (560)
     Real estate and real estate joint ventures.......       (80)       (19)       (47)
     Other limited partnership interests..............      (204)      (127)      (340)
  Cash received in connection with freestanding
     derivatives......................................        93        225        221
  Cash paid in connection with freestanding
     derivatives......................................      (102)      (434)      (227)
  Net change in policy loans..........................        12         12       (277)
  Net change in short-term investments................      (169)       619       (934)
  Net change in other invested assets.................      (401)      (941)       (60)
                                                        --------   --------   --------
Net cash (used in) provided by investing activities...    (1,757)       276      5,442
                                                        --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits.........................................    20,496     15,236      3,275
     Withdrawals......................................   (21,062)   (17,667)    (4,008)
  Net change in payables for collateral under
     securities loaned and other transactions.........     1,295     (1,421)    (2,560)
  Net change in short-term debt.......................        --       (300)       300
  Long-term debt issued -- affiliated.................        --         --        750
  Long-term debt repaid -- affiliated.................      (200)        --         --
  Debt issuance costs.................................        --         --         (8)
  Financing element on certain derivative
     instruments......................................       (24)       (53)       (46)
  Dividends on common stock...........................      (330)        --       (500)
                                                        --------   --------   --------
Net cash provided by (used in) financing activities...       175     (4,205)    (2,797)
                                                        --------   --------   --------
Change in cash and cash equivalents...................      (453)    (2,936)     3,501
Cash and cash equivalents, beginning of year..........     1,817      4,753      1,252
                                                        --------   --------   --------
CASH AND CASH EQUIVALENTS, END OF YEAR................  $  1,364   $  1,817   $  4,753
                                                        ========   ========   ========
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Net cash paid (received) during the year for:
  Interest............................................  $     74   $     73   $     44
                                                        ========   ========   ========
  Income tax..........................................  $     98   $     76   $    (41)
                                                        ========   ========   ========


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE II

           NOTES TO THE CONDENSED FINANCIAL INFORMATION OF REGISTRANT

1.  BASIS OF PRESENTATION

     The condensed financial information of MetLife Insurance Company of Connecticut (the "Parent Company" or the "Registrant") should be read in conjunction with the consolidated financial statements of MetLife Insurance Company of Connecticut and its subsidiaries and the notes thereto. These condensed unconsolidated financial statements reflect the results of operations, financial position and cash flows for the Parent Company. Investments in subsidiaries are accounted for using the equity method of accounting.

     The preparation of these condensed unconsolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to adopt accounting policies and make certain estimates and assumptions. The most important of these estimates and assumptions relate to the fair value measurements, the accounting for goodwill and identifiable intangible assets and the provision for potential losses that may arise from litigation and regulatory proceedings and tax audits, which may affect the amounts reported in the condensed unconsolidated financial statements and accompanying notes. Actual results could differ from these estimates.

     Certain amounts in the prior years' condensed unconsolidated financial statements have been reclassified to conform with the 2010 presentation. Such reclassifications include:

     - Reclassification from other net investment gains (losses) of ($405) million and $166 million to net derivative gains (losses) in the condensed statements of operations for the years ended December 31, 2009 and 2008, respectively; and

     - Reclassification from net change in other invested assets of $225 million and $221 million to cash received in connection with freestanding derivatives and ($434) million and ($227) million to cash paid in connection with freestanding derivatives, all within cash flows from investing activities, in the condensed statements of cash flows for the years ended December 31, 2009 and 2008, respectively.

2.  SUPPORT AGREEMENTS

     The Parent Company has entered into a net worth maintenance agreement with its indirect subsidiary, MetLife Europe Limited ("MetLife Europe"), an Irish company. Under the agreement, the Parent Company agreed, without limitation as to amount, to cause MetLife Europe to have capital and surplus equal to the greater of (a) EURO14 million, or (b) such amount that will be sufficient to provide solvency cover equal to 150% of the minimum solvency cover required by applicable law and regulation, as interpreted and applied by the Irish Financial Services Regulatory Authority or any successor body.

     The Parent Company has entered into a net worth maintenance agreement with its indirect subsidiary, MetLife Assurance Limited ("MAL"), a United Kingdom company. Under the agreement, the Parent Company agreed, without limitation as to amount, to cause MAL to have capital and surplus equal to the greater of (a) L50 million, (b) such amount that will be sufficient to provide solvency cover equal to 175% of MAL's capital resources requirement as defined by applicable law and regulation as required by the Financial Services Authority of the United Kingdom (the "FSA") or any successor body, or (c) such amount that will be sufficient to provide solvency cover equal to 125% of MAL's individual capital guidance as defined by applicable law and regulation as required by the FSA or any successor body.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                        DECEMBER 31, 2010, 2009 AND 2008

                                  (IN MILLIONS)

                                                        FUTURE POLICY
                                              DAC    BENEFITS AND OTHER   POLICYHOLDER
                                              AND      POLICY-RELATED        ACCOUNT      UNEARNED
SEGMENT                                      VOBA         BALANCES          BALANCES     REVENUE(1)
------------------------------------------  ------   ------------------   ------------   ----------
2010
Retirement Products.......................  $2,981         $ 1,736           $20,990        $ --
Corporate Benefit Funding.................       9          12,996             9,452          --
Insurance Products........................   2,018           5,328             6,592         217
Corporate & Other.........................      91           5,790             2,257          45
                                            ------         -------           -------        ----
          Total...........................  $5,099         $25,850           $39,291        $262
                                            ======         =======           =======        ====
2009
Retirement Products.......................  $3,060         $ 1,454           $21,059        $ --
Corporate Benefit Funding.................       7          12,702             9,393          --
Insurance Products........................   2,133           4,388             6,052         286
Corporate & Other.........................      44           5,374               938          14
                                            ------         -------           -------        ----
          Total...........................  $5,244         $23,918           $37,442        $300
                                            ======         =======           =======        ====
2008
Retirement Products.......................  $3,171         $ 1,245           $18,905        $ --
Corporate Benefit Funding.................       8          12,048            12,553          --
Insurance Products........................   2,254           3,971             5,531         545
Corporate & Other.........................       7           5,034               186           3
                                            ------         -------           -------        ----
          Total...........................  $5,440         $22,298           $37,175        $548
                                            ======         =======           =======        ====



--------

   (1) Amounts are included within the future policy benefits and other policy-related balances.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE III

         CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION -- (CONTINUED)
                        DECEMBER 31, 2010, 2009 AND 2008

                                  (IN MILLIONS)

                                                                               AMORTIZATION OF
                                 PREMIUM          NET         POLICYHOLDER       DAC AND VOBA       OTHER
                               REVENUE AND    INVESTMENT      BENEFITS AND        CHARGED TO      OPERATING    PREMIUMS WRITTEN
SEGMENT                      POLICY CHARGES     INCOME     INTEREST CREDITED    OTHER EXPENSES   EXPENSES(1)   (EXCLUDING LIFE)
---------------------------  --------------   ----------   -----------------   ---------------   -----------   ----------------
2010
Retirement Products........      $1,243         $  903           $1,113             $  483          $  431            $--
Corporate Benefit Funding..         672          1,098            1,341                  2              32             --
Insurance Products.........         776            478              557                347             479              5
Corporate & Other..........          15            678              165                  7             540             --
                                 ------         ------           ------             ------          ------            ---
          Total............      $2,706         $3,157           $3,176             $  839          $1,482            $ 5
                                 ======         ======           ======             ======          ======            ===
2009
Retirement Products........      $1,087         $  854           $1,161             $   77          $  399            $--
Corporate Benefit Funding..         878          1,069            1,647                  3              34             --
Insurance Products.........         722            375              466                213             362              4
Corporate & Other..........           5             37               92                  1             118             --
                                 ------         ------           ------             ------          ------            ---
          Total............      $2,692         $2,335           $3,366             $  294          $  913            $ 4
                                 ======         ======           ======             ======          ======            ===
2008
Retirement Products........      $  949         $  773           $  863             $  860          $  296            $--
Corporate Benefit Funding..         456          1,334            1,289                 13              33             --
Insurance Products.........         593            333              416                288             336              5
Corporate & Other..........          14             54                8                  2             105             12
                                 ------         ------           ------             ------          ------            ---
          Total............      $2,012         $2,494           $2,576             $1,163          $  770            $17
                                 ======         ======           ======             ======          ======            ===



--------

   (1) Includes other expenses, excluding amortization of deferred policy acquisition costs ("DAC") and value of business acquired ("VOBA") charged to other expenses.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE IV

                            CONSOLIDATED REINSURANCE
                        DECEMBER 31, 2010, 2009 AND 2008

                                  (IN MILLIONS)

                                                                                    % AMOUNT
                                                                                     ASSUMED
                                   GROSS AMOUNT     CEDED    ASSUMED   NET AMOUNT    TO NET
                                   ------------   --------   -------   ----------   --------
2010
Life insurance in-force..........    $326,366     $289,559    $8,217     $45,024      18.3%
                                     ========     ========    ======     =======
Insurance premium
Life insurance...................    $  1,310     $    263    $   13     $ 1,060       1.2%
Accident and health..............         249          242        --           7        --%
                                     --------     --------    ------     -------
  Total insurance premium........    $  1,559     $    505    $   13     $ 1,067       1.2%
                                     ========     ========    ======     =======
2009
Life insurance in-force..........    $278,335     $242,647    $9,044     $44,732      20.2%
                                     ========     ========    ======     =======
Insurance premium
Life insurance...................    $  1,525     $    235    $   14     $ 1,304       1.1%
Accident and health..............         257          249        --           8        --%
                                     --------     --------    ------     -------
  Total insurance premium........    $  1,782     $    484    $   14     $ 1,312       1.1%
                                     ========     ========    ======     =======
2008
Life insurance in-force..........    $226,418     $191,146    $8,800     $44,072      20.0%
                                     ========     ========    ======     =======
Insurance premium
Life insurance...................    $    779     $    181    $   15     $   613       2.4%
Accident and health..............         263          242        --          21        --%
                                     --------     --------    ------     -------
  Total insurance premium........    $  1,042     $    423    $   15     $   634       2.4%
                                     ========     ========    ======     =======



     For the year ended December 31, 2010, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $156,577 million and $8,217 million, respectively, and life insurance premiums of $191 million and $13 million, respectively. For the year ended December 31, 2009, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $120,549 million and $9,044 million, respectively, and life insurance premiums of $166 million and $14 million, respectively. For the year ended December 31, 2008, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $77,679 million and $8,800 million, respectively, and life insurance premiums of $125 million and $15 million, respectively.

                   UNALLOCATED GROUP VARIABLE ANNUITY CONTRACT

                         METLIFE RETIREMENT PERSPECTIVES


                       STATEMENT OF ADDITIONAL INFORMATION

                    METLIFE INSURANCE COMPANY OF CONNECTICUT

                               1300 HALL BOULEVARD
                       BLOOMFIELD, CONNECTICUT 06002-2910


MIC-Book 94-95                                                May 1, 2011

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


(a) The financial statements and financial highlights of each of the Subaccounts of the Separate Account and the report of Independent Registered Public Accounting Firm thereto are contained in the Separate Account's Annual Report and are included in the Statement of Additional Information. The financial statements of each of the Subaccounts of the Separate Account include:



     (1)  Statements of Assets and Liabilities as of December 31, 2010



     (2)  Statements of Operations for the year ended December 31, 2010



     (3) Statements of Changes in Net Assets for the years ended December 31, 2010 and 2009


     (4)  Notes to the Financial Statements


The consolidated financial statements and financial statement schedules of MetLife Insurance Company of Connecticut and subsidiaries and the reports of Independent Registered Public Accounting Firm, are contained in the Statement of Additional Information. The consolidated financial statements of MetLife Insurance Company of Connecticut and subsidiaries include:



     (1)  Consolidated Balance Sheets as of December 31, 2010 and 2009



     (2) Consolidated Statements of Operations for the years ended December 31, 2010, 2009 and 2008



     (3) Consolidated Statements of Stockholders' Equity for the years ended December 31, 2010, 2009 and 2008



     (4) Consolidated Statements of Cash Flows for the years ended December 31, 2010, 2009 and 2008


     (5)  Notes to the Consolidated Financial Statements

     (6)  Financial Statement Schedules

(b)  Exhibits


 EXHIBIT
  NUMBER    DESCRIPTION
 -------    -----------
1.          Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. Not applicable

2.          Not Applicable

3(a).       Distribution and Principal Underwriting Agreement between The Travelers
            Insurance Company and Travelers Distribution LLC. (Incorporated herein by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration
            Statement on Form N-4, File No. 333-118415, filed March 4, 2005.)

3(a)(i).    Agreement and Plan of Merger dated as of October 20, 2006. (Incorporated herein by reference to Exhibit 1(a) to the Registration Statement on Form S-
            1, File No. 333-138472 filed on November 7, 2006.)

3(b).       Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b)
            to Post-Effective Amendment No. 2 the Registration Statement on Form N-4,
            File No. 333-65942 filed April 15, 2003.)

3(c).       Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b)
            to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable
            Annuities to the Registration Statement on Form N- 4, File No. 033-65343
            filed April 6, 2006.)

3(d).       Master Retail Sales Agreement (MLIDC). (Incorporated herein by reference to
            Exhibit 3(d) to Post-Effective Amendment No. 16 to MetLife of CT Fund ABD for
            Variable Annuities to the Registration Statement on Form N-4, File No. 033-
            65343/811-07465 filed April 4, 2007.)

3(e).       Services Agreement between MetLife Investors Distribution Company and MetLife
            Insurance Company of Connecticut and Amendment No. 1 to Services Agreement.
            (Incorporated herein by reference to Exhibit 3(e) to Post-Effective Amendment
            No. 15 to MetLife of CT Fund BD for Variable Annuities' Registration
            Statement on Form N-4, File Nos. 033-73466/811-08242, filed April 7, 2008.)


 EXHIBIT
  NUMBER    DESCRIPTION
 -------    -----------
4.          Form of Variable Annuity Contract. (Incorporated herein by reference to
            Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration Statement on
            Form N-4, File No. 333-118412, filed March 4, 2005.)

                 a.   Company Name Change Endorsement. (Incorporated herein by reference to Exhibit 4(c) to Post-Effective Amendment No. 14 to the
                      Registration Statement on Form N-4, File No. 033- 65343 filed April
                      5, 2006.)

                 b.   Roth 401 Endorsement. (Incorporated herein by reference to Exhibit
                      4 to Post-Effective Amendment No. 14 to The Travelers Fund ABD for
                      Variable Annuities to the Registration Statement on Form N-4, File
                      No. 033-65343 filed April 5, 2006.)

                 c.   Roth 403(b) Endorsement. (Incorporated herein by reference to
                      Exhibit 4 to Post-Effective Amendment No. 14 to The Travelers Fund
                      ABD for Variable Annuities to the Registration Statement on Form N-
                      4, File No. 033-65343 filed April 5, 2006.)

                 d.   Roth 403(b) Nationwide Tax Shelter Annuity Endorsement.
                      (Incorporated herein by reference to Exhibit 4(e)(i) to Post-
                      Effective Amendment No. 2 to the Registration Statement on Form N-
                      4, File No. 333-152189 filed April 7, 2010.)

5.          Form of Application. (Incorporated herein by reference to Exhibit 4 to Pre-
            Effective Amendment No. 1 to the Registration Statement on Form N-4, File No.
            333-118412, filed March 4, 2005.)

                 a.   Master Data Sheet Travelers Retirement Perspectives Rev. 5- 05 L-
                      21015TRP*

                 b.   Master Data Sheet Travelers Retirement Perspectives Rev. 7- 05 L-
                      21015TRP*

                 c.   Master Data Sheet Travelers Retirement Perspectives Rev. 8- 29-05
                      L-21015TRP*

                 d.   Master Data Sheet Travelers Retirement Perspectives Rev. 11- 05 L-
                      21015TRP*

                 e.   Master Data Sheet Travelers Retirement Perspectives Rev. 1- 06 L-
                      21015TRP*

                 f.   Master Data Sheet Travelers Retirement Perspectives NY Rev. 5-05 L-
                      21015NY*

                 g.   Master Data Sheet Travelers Retirement Perspectives NY Rev. 7-05 L-
                      21015NY*

                 h.   Master Data Sheet Travelers Retirement Perspectives NY Rev. 8-29-05
                      L-21015NY*

                 i.   Master Data Sheet Travelers Retirement Perspectives NY Rev. 11-05
                      L-21015NY*

                      *   (Incorporated herein by reference to Post-Effective Amendment
                          No. 1 to the Registration Statement on Form N- 4, File No. 333-
                          118415, filed April 10, 2006.)

6(a).       Charter of The Travelers Insurance Company, as amended on October 19, 1994.
            (Incorporated herein by reference to Exhibit 6(a) to the Registration
            Statement on Form N-4, File No. 333-40193, filed November 13, 1997.)

6(a)(i).    Certificate of Correction of MetLife Insurance Company of Connecticut, to the
            Amendment to the Charter as Amended and Restated of The Travelers Insurance
            Company, dated and executed as of the 4(th) day of April, 2007. (Incorporated herein by reference to Exhibit 6(a)(i) to Post-Effective Amendment No. 16 to
            the Registration Statement on Form N-4, File 333-00165 filed October 31,
            2007.)

6(b).       By-Laws of The Travelers Insurance Company, as amended on October 20, 1994.
            (Incorporated herein by reference to Exhibit 6(b) to the Registration
            Statement on Form N-4, File No. 333-40193, filed November 13, 1997.)

6(c).       Certificate of Amendment of the Charter as Amended and Restated of The
            Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to Post-Effective Amendment No. 14 to The Travelers Fund ABD for
            Variable Annuities Registration Statement on Form N-4 , File No. 033-65343
            filed April 6, 2006.)

7.          Specimen Reinsurance Agreement. (Incorporated herein by reference to Exhibit
            7 to Post Effective Amendment No. 2 to the Registration Statement on Form N-
            4, File Numbers 333-65942/811-08225, filed April 15, 2003.)

8.          Form of Participation Agreements. (Incorporated herein by reference to
            Exhibit 8 to Post-Effective Amendment No. 8 to the Registration Statement on
            Form N-4, File No. 333-82009, filed April 20, 2005.)


 EXHIBIT
  NUMBER    DESCRIPTION
 -------    -----------
8(a).       Participation Agreement Among Met Investors Series Trust, Met Investors
            Advisory, LLC, MetLife Investors Distribution Company, The Travelers
            Insurance Company and The Travelers Life and Annuity Company effective
            November 1, 2005. (Incorporated herein by reference to Exhibit 8(c) to Post-
            Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities
            Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)

8(b)(i).    Participation Agreement among Metropolitan Series Fund, Inc., MetLife
            Advisers, LLC, MetLife Securities, Inc. and MetLife Insurance Company of
            Connecticut entered as of April 30, 2007. (Incorporated herein by reference to Exhibit 8(c)(i) to Post-Effective Amendment No. 16 to the Registration
            Statement on Form N-4, File 333-00165 filed October 31, 2007.)

8(b)(ii).   Participation Agreement among Metropolitan Series Fund, Inc., MetLife
            Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance
            Company of Connecticut entered as of August 31, 2007. (Incorporated herein by reference to Exhibit 8(c)(ii) to Post-Effective Amendment No. 16 to the
            Registration Statement on Form N-4, File 333-00165 filed October 31, 2007.)

8(c)        Participation Agreement Among The Travelers Insurance Company, The Travelers
            Life and Annuity Company, American Funds Insurance Series, American Funds
            Distributors, Inc. and Capital Research and Management Company effective
            October 1, 1999 and Amendments to the Participation Agreement (respectively effective May 1, 2001, December 31, 2002, April 14, 2003, October 20, 2005
            and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(e) to
            Post-Effective Amendment No. 19 to the Registration Statement on Form N-4,
            File No. 333-101778, filed April 7, 2009.)

8(c)(i)     Amendment to Participation Agreement (Summary) (4/30/10). (Incorporated
            herein by reference to Exhibit 8(d)(i) to Post-Effective Amendment No. 3 to
            the Registration Statement on Form N-4, File No. 333-152194, filed April 5,
            2011.)

8(d)        Amended and Restated Participation Agreement Among The Travelers Insurance
            Company, Fidelity Distributors Corporation, VIP Fund, VIP Fund II and VIP
            Fund III effective May 1, 2001 and Amendments to the Amended and Restated
            Participation Agreement (respectively effective May 1, 2003, December 8,
            2004, October 1, 2005, June 18, 2007 and April 28, 2008.) (Incorporated
            herein by reference to Exhibit 8(o) to Post-Effective Amendment No. 19 to the
            Registration Statement on Form N-4, File No. 333-101778, filed April 7,
            2009.)

8(d)(i)     Summary Participation Agreement (Summary) (4/30/10). (Incorporated herein by reference to Exhibit 8(c)(i) to Post-Effective Amendment No. 3 to the
            Registration Statement on Form N-4, File No. 333-152189, filed April 5,
            2011.)

8(e)        Amended and Restated Participation Agreement Among The Travelers Insurance
            Company, The Travelers Life and Annuity Company, Travelers Distribution LLC,
            Franklin Templeton Variable Insurance Products Trust and Franklin Templeton
            Distributors, Inc. effective May 1, 2004 and an Amendment to the Amended and
            Restated Participation Agreement (effective May 1, 2005.) (Incorporated herein by reference to Exhibit 8(i) to Post-Effective Amendment No. 19 to the
            Registration Statement on Form N-4, File No. 333-101778, filed April 7,
            2009.)

8(e)(i)     Amendment No. 5 to A&R Participation Agreement (update schedules) (10/5/10),
            (Incorporated herein by reference to Exhibit 8(d)(i) to Post-Effective
            Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-
            152189, filed April 5, 2011.)

8(f)        Participation Agreement Among MetLife Insurance Company of Connecticut, Legg
            Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income
            Trust, Legg Mason Investor Services, LLC and Legg Mason Partners Fund
            Advisor, LLC effective January 1, 2009. (Incorporated herein by reference to
            Exhibit 8(k) to Post-Effective Amendment No. 19 to the Registration Statement
            on Form N-4, File No. 333-101778, filed April 7, 2009.)

8(f)(i)     Amendment to Participation Agreement (Summary) (4/30/10). (Incorporated
            herein by reference to Exhibit 8(f)(i) to Post-Effective Amendment No. 3 to
            the Registration Statement on Form N-4, File No. 333-152189, filed April 5,
            2011.)

8(g)        Participation Agreement Among The Travelers Insurance Company, The Travelers
            Life and Annuity Company and Janus Aspen Series effective May 1, 2000 and
            Amendments to the Participation Agreement (respectively effective July 1,
            2000, October 15, 2000, May 1, 2001, May 24, 2001, January 31, 2002, May 1,
            2003, August 1, 2004 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(j) to Post-Effective Amendment No. 19 to the Registration
            Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


 EXHIBIT
  NUMBER    DESCRIPTION
 -------    -----------
9.          Opinion of Counsel as to the legality of securities being registered.
            (Incorporated herein by reference to Exhibit 9 to the Registration Statement on Form N-4, File No. 333-156911 filed on January 23, 2009.)

10.         Consent of Deloitte & Touche LLP, Independent Registered Public Accounting
            Firm. Filed herewith

11.         Not applicable

12.         Not applicable

13.         Powers of Attorney authorizing Michele H. Abate, Paul G. Cellupica, John E.
            Connolly, Jr., James L. Lipscomb, Gina C. Sandonato, Myra L. Saul, and Marie
            C. Swift as signatory for Michael K. Farrell, Maria R. Morris, Robert E.
            Sollmann, Jr., Stanley J. Talbi and Peter M. Carlson. (Incorporated herein by reference to Exhibit 13 on Form N-4, File No. 333-156911, filed April 6,
            2010)



ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Principal Business Address:
    MetLife Insurance Company of Connecticut
    1300 Hall Boulevard
    Bloomfield, Connecticut 06022-2910


NAME AND PRINCIPAL            POSITIONS AND OFFICES
BUSINESS ADDRESS              WITH INSURANCE COMPANY
---------------------------   ---------------------------------------------------------------
Michael K. Farrell            Director, Chairman of the Board, President and Chief Executive
10 Park Avenue                Officer
Morristown, NJ 07962

Maria R. Morris               Director
1095 Avenue of the Americas
New York, New York 10036

Robert E. Sollmann, Jr.       Director and Executive Vice President
1095 Avenue of the Americas
New York, New York 10036

Peter M. Carlson              Executive Vice President and Chief Accounting Officer
1095 Avenue of the Americas
New York, New York 10036

Steven A. Kandarian           Executive Vice President and Chief Investment Officer
10 Park Avenue
Morristown, NJ 07962

Nicholas D. Latrenta          General Counsel
1095 Avenue of the Americas
New York, New York 10036

Stanley J. Talbi              Executive Vice President and Chief Financial Officer
1095 Avenue of the Americas
New York, New York 10036

Steven J. Goulart             Senior Vice President and Treasurer
1095 Avenue of the Americas
New York, New York 10036

William D. Cammarata          Senior Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Elizabeth M. Forget           Senior Vice President
1095 Avenue of the Americas
New York, New York 10036

Gene L. Lunman                Senior Vice President
1300 Hall Boulevard
Bloomfield, CT 06022


NAME AND PRINCIPAL            POSITIONS AND OFFICES
BUSINESS ADDRESS              WITH INSURANCE COMPANY
---------------------------   ---------------------------------------------------------------
William Raczko                Senior Vice President
501 Route 22
Bridgewater, NJ 08807

Roberto Baron                 Vice President and Senior Actuary
1095 Avenue of the Americas
New York, New York 10036

S. Peter Headley              Vice President and Assistant Secretary
8717 W. 110(th) Street
Overland Parks, KS 66210

Bennett Kleinberg             Vice President and Senior Actuary
1300 Hall Boulevard
Bloomfield, CT 06002

Christopher A. Kremer         Vice President and Actuary
501 Boylston Street
Boston, MA 02116

Paul L. LeClair               Vice President and Actuary
501 Boylston Street
Boston, MA 02116

Jonathan L. Rosenthal         Senior Vice President and Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962

Andrew T. Aoyama              Vice President
200 Park Avenue
New York, NY 10166

Steven J. Brash               Vice President
1095 Avenue of the Americas
New York, New York 10036

Deirdre E. Curran             Vice President
300 Davidson Avenue
Somerset, NJ 08873

Mark Davis                    Vice President
501 Route 22
Bridgewater, NJ 08807

Judith A. Gulotta             Vice President
10 Park Avenue
Morristown, NJ 07962

John J. Iwanicki              Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Sebastian J. Janssen          Vice President
485-B US Highway 1 South
Iselin, NJ 08830

Karen A. Johnson              Vice President
501 Boylston Street
Boston, MA 02116

James M. Koeger               Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

Daniel A. O'Neill             Vice President
8717 W. 110(th) Street
Overland Parks, KS 66210


NAME AND PRINCIPAL            POSITIONS AND OFFICES
BUSINESS ADDRESS              WITH INSURANCE COMPANY
---------------------------   ---------------------------------------------------------------
Mark S. Reilly                Vice President and Illustration Actuary
1300 Hall Boulevard
Bloomfield, CT 06022

Ragai A. Roushdy              Vice President
10 Park Avenue
Morristown, NJ 07962

Kathleen J. Schoos            Vice President
700 Quaker Lane
Warwick, RI 02886

Mark. H. Wilsmann             Vice President
10 Park Avenue
Morristown, NJ 07962

Michael F. Tietz              Vice President
1095 Avenue of the Americas
New York, NY 10036



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Depositor and Registrant is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. No person is controlled by the Registrant. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                                AS OF DECEMBER 31, 2010

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2010. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

      1. Federal Flood Certification Corp. (TX)

      2. MetLife Affiliated Insurance Agency LLC (DE)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     5.     Plaza Drive Properties, LLC (DE)

     6.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

F. MetLife Chile Inversiones Limitada (Chile)- 87.98% is owned by MetLife, Inc., 12.01% is owned by Inversiones MetLife Holdco Dos Limitada and 0.01% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

G.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

H.    MetLife Securities, Inc. (DE)

I.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (TX)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

J.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

K.    MetLife Investors Insurance Company (MO)

L.    First MetLife Investors Insurance Company (NY)

M.    Walnut Street Securities, Inc. (MO)

N.    Newbury Insurance Company, Limited (Bermuda)

O.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

P.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros de Vida S.A. (Argentina)- 96.7372% is owned by MetLife International Holdings, Inc. and 3.2628% is owned by Natiloportem Holdings, Inc.


      6. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.6617540% is owned by MetLife International Holdings, Inc., 33.3382457% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.


      7.    MetLife Global, Inc. (DE)

      8. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.

      9.    MetLife Insurance Limited (United Kingdom)

      10.   MetLife Limited (United Kingdom)

      11. MetLife Insurance S.A./NV (Belgium) - 99.99999% of MetLife Insurance S.A./NV is owned by MetLife International Holdings, Inc. and 0.00001% by Natiloportem Holdings, Inc.

      12.   MetLife Services Limited (United Kingdom)

      13.   MetLife Europe R Limited (Ireland)

      14. MetLife Seguros de Retiro S.A. (Argentina) - 96.8488% is owned by MetLife International Holdings, Inc. and 3.1512% is owned by Natiloportem Holdings, Inc.

      15. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      16. Compania Previsional MetLife S.A. (Brazil) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.


           (a) Met AFJP S.A. (Argentina) - 75.41% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife S.A., 19.59% is owned by MetLife Seguros de Vida S.A., 3.97% is held by Natiloportem Holdings, Inc. and 1.03% is held by MetLife Seguros de Retiro S.A.


      17.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie Spolka Akcyjna.
                  (Poland)

            b)    MetLife Direct Co., LTD. (Japan)

            c)    MetLife Limited (Hong Kong)

      18.   MetLife NC Limited (Ireland)

      19.   MetLife Europe Services Limited (Ireland)

      20.   MetLife International Limited, LLC (DE)

      21. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, Inc. and .001% is owned by Natiloportem Holdings, Inc.

      22.   MetLife Ireland Holdings One Limited (Ireland)

            A. MetLife Global Holdings Corporation S.A. de C.V. (Mexico) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                  i)    MetLife Ireland Treasury Limited (Ireland)

                        a)    MetLife General Insurance Limited (Australia)

                        b)    MetLife Insurance Limited (Australia)

                              1) MetLife Services (Singapore) PTE Limited (Singapore)

                              2)    The Direct Call Centre PTY Limited
                                    (Australia)

                              3)    MetLife Investments PTY Limited (Australia)

                              4)    MetLife Insurance and Investment Trust
                                    (Australia) - MetLife Insurance and
                                    Investment Trust is a trust vehicle, the trustee of which is MetLife Investments PTY Limited ("MIPL"). MIPL is a wholly owned subsidiary of MetLife Insurance Limited.

                  ii) Metropolitan Global Management, LLC (DE) - 99.7% is owned by MetLife Global Holdings Corporation, S.A. de C.V. and 0.3% is owned by MetLife International Holdings, Inc.

                        a) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by Metropolitan Global Management, LLC and 2.5262% is owned by MetLife International Holdings, Inc.

                        b) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by Metropolitan Global Management, LLC and 2% is owned by MetLife International Holdings, Inc.

                        c) MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metropolitan Global Management, LLC and 1.29459% is owned by MetLife International Holdings, Inc.

                              1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                                    aa)    Met1 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    bb)    Met2 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    cc)    MetA SIEFORE Adicional, S.A. de C.V.
                                           (Mexico)- 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    dd)    Met3 SIEFORE Basica, S.A. de C.V.
                                           (Mexico) - 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ee)    Met4 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ff)    Met5 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                              2.    ML Capacitacion Comercial S.A. de C.V.
                                    (Mexico) - 99% is owned by MetLife Mexico
                                    S.A. and 1% is owned by MetLife Mexico
                                    Cares, S.A. de C.V.

                        d. MetLife Insurance Company of Korea Limited (South Korea)- 14.64% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 85.36% is owned by Metropolitan Global Management, LLC

      23. Inversiones Metlife Holdco Dos Limitada (Chile)- 99% is owned by Metlife International Holdings, Inc. and 1% is owned by Natiloportem Holdings, Inc.

Q.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        aa) One Madison Investments (Cayco) Limited (Cayman Islands)- 99.99999% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company and 0.00001% by St. James Fleet Investments Two Limited.

      3. CRB Co., Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      4.    MLIC Asset Holdings II LLC (DE)

      5.    Thorngate, LLC (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   MetLife Real Estate Cayman Company (Cayman Islands)

      13.   Metropolitan Marine Way Investments Limited (Canada)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   MetLife Investments Asia Limited (Hong Kong).

      19. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      20. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      21.   New England Life Insurance Company (MA)

            a)    New England Securities Corporation (MA)

      22.   GenAmerica Financial, LLC (DE)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

      23.   Corporate Real Estate Holdings, LLC (DE)

      24. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      25.   MetLife Tower Resources Group, Inc. (DE)

      26.   Headland - Pacific Palisades, LLC (CA)

      27. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      28.   Krisman, Inc. (MO)

      29.   Special Multi-Asset Receivables Trust (DE)

      30.   White Oak Royalty Company (OK)

      31.   500 Grant Street GP LLC (DE)

      32. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      33.   MetLife Canada/MetVie Canada (Canada)

      34.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 (i)   MetLife Associates LLC (DE)

      35.   Euro CL Investments LLC (DE)

      36.   MEX DF Properties, LLC (DE)

      37. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      38.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      39.   Housing Fund Manager, LLC (DE)


            a) MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      40.   MLIC Asset Holdings, LLC (DE)

      41.   85 Broad Street Mezzanine LLC (DE)

            (a)   85 Broad Street LLC (DE)

      42.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            (a)   The Building at 575 Fifth LLC (DE)

      43. CML Columbia Park Fund I, LLC (DE)- 10% of membership interest is held by MetLife Insurance Company of Connecticut and 90% membership interest is held by Metropolitan Life Insurance Company.

      44. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

R.    MetLife Capital Trust IV (DE)

S. MetLife Insurance Company of Connecticut (CT) - 86.72% is owned by MetLife, Inc. and 13.28% by MetLife Investors Group, Inc.

      1.    MetLife Property Ventures Canada ULC (Canada)


      2. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      3.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      4.    Metropolitan Connecticut Properties Ventures, LLC (DE)

            a)    ML/VCC UT West Jordan, LLC (DE)

      5.    MetLife Canadian Property Ventures LLC (NY)

      6.    Euro TI Investments LLC (DE)

      7.    Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      8. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      9.    Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

      10.   TIC European Real Estate LP, LLC (DE)

      11.   MetLife European Holdings, LLC (DE)

            a) MetLife Europe Limited (Ireland)

               i) MetLife Pension Trustees Limited (United Kingdom)

            b) MetLife Assurance Limited (United Kingdom)

      12.   Travelers International Investments Ltd. (Cayman Islands)

      13.   Euro TL Investments LLC (DE)

      14.   Corrigan TLP LLC (DE)

      15.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  i)    Panther Valley, Inc. (NJ)

      16. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      17.   MetLife Investors USA Insurance Company (DE)

            a)    MetLife Renewables Holding, LLC (DE)

                  i)    Greater Sandhill I, LLC (DE)

      18.   TLA Holdings II LLC (DE)

      19.   TLA Holdings III LLC (DE)

      20. MetLife Greenstone Southeast Ventures, LLC (DE) - 95% of MetLife Greenstone Southeast Ventures, LLC is owned by MetLife Insurance Company of Connecticut and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC

            a.    MLGP Lakeside, LLC (DE)

T.    MetLife Reinsurance Company of South Carolina (SC)

U.    MetLife Investment Advisors Company, LLC (DE)

V.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

W.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           i)    MetLife Services East Private Limited (India)


           ii) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.


X.    SafeGuard Health Enterprises, Inc. (DE)

      1.   SafeGuard Dental Services, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

Y.    MetLife Capital Trust X (DE)

Z.    Cova Life Management Company (DE)

AA.   MetLife Reinsurance Company of Charleston (SC)

AB.   MetLife Reinsurance Company of Vermont (VT)

AC.   Delaware American Life Insurance Company (US)

      1.    GBN, LLC (US)

AD.   American Life Insurance Company (ALICO) (US)

      1.    ALICO Nagasaki Operation Yugen Kaisha (Japan)

      2.    Communication One Kabushiki Kaisha (Japan)

      3.    Financial Learning Kabushiki Kaisha (Japan)

      4. Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by ALICO and the remaining interests are owned by third parties.

      5.    A.I.G. Limited (Nigeria)

      6.    ALICO Limited (Nigeria)

      7.    American Life Limited (Nigeria)

      8. American Life Insurance Company (Pakistan) Ltd. (Pakistan) - 66.47% of American Life Insurance Company (Pakistan) Ltd. Is owned by ALICO and the remaining interests are owned by third parties.

      9.    American Life Hayat Sigorta A.S. (Turkey)

      10.   ALICO (Bulgaria) Zhivotozastrahovatelno Druzestvo EAD (Bulgaria)

      11. UBB - ALICO Zhivotozastrahovatelno Druzestvo AD (Bulgaria) - 40% of UBB-ALICO Zhivotozastrahovatelno Druzestvo is owned by ALICO and the remaining interests are owned by third parties.

      12.   Amcico Pojistovna A.S. (Czech Republic)

      13. Hellenic ALICO Life Insurance Company Ltd. (Cyprus) - 27.5% of Hellenic ALICO Life Insurance Company Ltd. is owned by ALICO and the remaining interests are owned by third parties.

      14.   ALICO S.A. (France)

            a. ALICO Direct (France) - 50% of ALICO Direct is owned by ALICO S.A. and the remaining interests by AIG Europe, S.A.

            b.    ALICO Solutions S.A.S. (France)

      15. ALICO Mutual Fund Management Company (Greece) - 90% of ALICO Mutual Fund Management Company is owned by ALICO and the remaining interests are owned by third parties.

      16. Hestis S.A. (France) - 66.06% of Hestis S.A. is owned by ALICO and the remaining interests are owned by third parties.

            a.    Hestis Courtage Sarl (France)

      17. AHICO First American Hungarian Insurance Company (Elso Amerikai-Magyar Biztosito) Zrt (Hungary)

            a.    First Hungarian-American Insurance Agency Limited (Hungary)

      18.   ALICO Life International Limited (Ireland)

      19.   ALICO Isle of Man Limited (Isle of Man)

      20.   ALICO Italia S.p.A. (Italy)

            a. Agenvita S.r.L. (Italy) - 95% of Agenvita S.r.L. is owned by ALICO Italia S.p.A., the remaining 5% is owned by ALICO.

      21. AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. (Poland)

            a.    Amplico Services Sp z.o.o. (Poland)

            b.    AMPLICO Towartzystwo Funduszky Inwestycyjnych, S.A. (Poland)

            c. AMPLICO Powszechne Towartzystwo Emerytalne S.A. (Poland) - 50% of AMPLICO Powszechne Towarzystwo Emerytalne S.A. is owned by AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. and the remaining 50% is owned by ALICO.

      22. AIG Polska Towartzystwo Ubezpieczen S.A. (AIG PTU) (Poland) - 0.748% of AIG PTU is owned by ALICO and the remaining interests are owned by third parties.

      23.   ALICO Asigurari Romania S.A. (Romania)

            a. ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. (Romania) - 99.9748% of ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A.is owned by ALICO Asigurari Romania S.A. and .0252% is owned by AMPLICO Services Sp z.o.o.

      24.   International Investment Holding Company Limited (Russia)

      25.   ALICO European Holdings Limited (Ireland)

            a.    ZAO Master D (Russia)

                  i. ZAO ALICO Insurance Company (Russia) - 51% of ZAO ALICO Insurance Company is owned by ZAO Master D and 49% is owned by ALICO.

      26.   ALICO Akcionarska Drustvoza za Zivotno Osiguranje (Serbia)

      27.   AMSLICO poist'ovna ALICO a.s. (Slovakia)

            a.    ALICO Services Central Europe s.r.o. (Slovakia)

            b.    ALICO Funds Central Europe sprav.spol., a.s. (Slovakia)

      28. ALICO AIG Europe A.I.E. (Spain) - 50% of Alico AIG Europe A.I.E. is owned by ALICO and the remaining interests are owned by a third party.

      29.   ALICO Gestora de Fondos y Planos de Pensiones S.A. (Spain)

      30.   ALICO Management Services Limited (United Kingdom)

      31.   ZEUS Aministration Services Limited (United Kingdom)

      32. ALICO Trustees (UK) Ltd. (UK) - 50% of ALICO Trustees (UK) Ltd. is owned by ALICO and the remaining interests are owned by International Technical and Advisory Services Limited.

      33.   PJSC ALICO Ukraine (Ukraine)

      34.   Borderland Investments Limited (USA-Delaware)

            a.    ALICO Hellas Single Member Limited Liability Company (Greece)

      35.   International Technical and Advisory Services Limited (USA-Delaware)

      36.   International Services Incorporated (Delaware)

      37.   ALICO Operations Inc. (USA-Delaware)

            a.    ALICO Asset Management Corp. (Japan)

      38. ALICO Compania de Seguros de Retiro, S.A. (Argentina) - 90% of ALICO Compania de Seguros de Retiro, S.A. is owned by ALICO and 10% by International Technical & Advisory Services.

      39. ALICO Compania de Suguros, S.A. (Argentina) - 90% of ALICO Compania de Suguros, S.A. is owned by ALICO and 10% by International Technical & Advisory Services.

      40. ALICO Colombia Seguros de Vida S.A. (Colombia) - 94.989811% of ALICO Colombia Seguros de Vida S.A. is owned by ALICO, 5.0100030% is owned by International Technical and Advisory Services Limited and the remaining interests are owned by third parties.

      41. Inversiones Interamericana S.A. (Chile) 99.99% of Inversiones Interamericana S.A. is owned by ALICO and .01% by International Technical & Advisory Services.

            a. Administradora de Fondos Para la Vivienda Intercajas S.A. (Chile) - 40% of Administradora De Fondos Para la Vivienda Intercajas S.A. is owned by Inversiones Interamericana S.A. and the remaining interests are owned by a third party.

            b.    La Interamericana Compania de Seguros de Vida S.A. (Chile)

            c. ALICO Costa Rica S.A. (Costa Rica) - 99.99% of ALICO Costa Rica S.A. is owned by Inversiones Interamericana S.A. and .01% by La Interamericana Compania de Seguros de Vida S.A.

            d. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by Inversiones Interamericana S.A. and the remaining interests by a third party.

                  i. Legagroup S.A. (Chile) - 99% is owned by Legal Chile and 1% is owned by a third party.

      42.   ALICO Mexico Compania de Seguros, S.A. de C.V. (Mexico)

      43.   ALICO Services, Inc. (Panama)

      44.   American Life and General Insurance Company (Trinidad & Tobago) Ltd.
            - 80.92373% of American Life and General Insurance Company (Trinidad & Tobago) Ltd. is owned by ALICO and the remaining interests are owned by a third party.

            a.    ALGICO Properties, Ltd. (Trinidad & Tobago)

      45. Inversiones Inversegven C.A. (Venezuela) - 50% of Inversiones Inversegven C.A. is owned by ALICO and the remaining interests are owned by a third party.

            a. Seguros Venezuela C.A. (Venezuela) - 92.797% of Seguros Venzuela C.A. is owned by Inversiones Inversegven C.A. and the remaining interests are owned by others.

                    i.  Sindicato El Trigal C.A. (Venzuela)

                   ii. Servicios Segveca C.A. (Venezuela) - 50% of Servicios Segveca C.A. is owned by Seguros Venezuela C.A. and the remaining interests are owned by a third party.

                  iii. Inversiones 601 C.A. (Venezuela) - 30% of Inversiones 601 C.A. is owned by Seguros Venezuela C.A. and the remaining interests are owned by a third party.

      46.   ALICO Compania de Seguros de Vida, S.A. (Uruguay)

      47. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by a third party.

      48.   Global Properties, Inc. (USA-Delaware)

      49.   Alpha Properties, Inc. (USA-Delaware)

      50.   Beta Properties, Inc. (USA-Delaware)

      51.   Delta Properties Japan, Inc. (USA-Delaware)

      52.   Epsilon Properties Japan, Inc.

      53.   Iris Properties, Inc. (USA-Delaware)

      54.   Kappa Properties Japan, Inc. (USA-Delaware)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

                                        6

ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2011,



Qualified: 3,219


ITEM 28. INDEMNIFICATION

The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

C.G.S. Section 33-778 provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER


(a)  MetLife Investors Distribution Company
     5 Park Plaza, Suite 1900
     Irvine, CA 92614



MetLife Investors Distribution Company also serves as principal underwriter and distributor for the following investment companies (other than the Registrant):



MetLife of CT Separate Account Eleven for Variable
  Annuities
MetLife of CT Fund UL for Variable Life Insurance
MetLife of CT Fund UL III for Variable Life Insurance
Metropolitan Life Variable Annuity Separate Account II
Met Investors Series Trust
MetLife Investors Variable Annuity Account One
MetLife Investors Variable Life Account One
MetLife Investors USA Separate Account A
MetLife Investors USA Variable Life Account A
First MetLife Investors Variable Annuity Account One
General American Separate Account Eleven
General American Separate Account Twenty-Eight
General American Separate Account Twenty-Nine
General American Separate Account Two
Security Equity Separate Account Twenty-Six
Security Equity Separate Account Twenty-Seven
Metropolitan Life Separate Account E
Metropolitan Life Separate Account UL
Metropolitan Tower Life Separate Account One
Metropolitan Tower Life Separate Account Two
Paragon Separate Account A
Paragon Separate Account B
Paragon Separate Account C
Paragon Separate Account D
Metropolitan Series Fund, Inc.

(b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are officers and managers of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.



NAME AND PRINCIPAL            POSITIONS AND OFFICES
BUSINESS ADDRESS              WITH UNDERWRITER
---------------------------   ---------------------------------------------------------------
Michael K. Farrell            Director
10 Park Avenue, 1(st) Floor
Morristown, NJ 07962

Craig W. Markham              Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta            Director
1095 Avenue of the Americas
New York, New York 10036

Paul A. Sylvester             President, National Sales Manager- Annuities & LTC
10 Park Avenue
Morristown, NJ 07962

Elizabeth M. Forget           Executive Vice President, Investment Fund Management &
1095 Avenue of the Americas   Marketing
New York, New York 10036

Paul A. LaPiana               Executive Vice President, National Sales Manager-Life
5 Park Plaza
Suite 1900
Irvine, CA 92614

Jeffrey A. Barker             Senior Vice President, Channel Head-Independent Accounts
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Douglas P. Rodgers            Senior Vice President, Channel Head-LTC
10 Park Avenue
Morristown, NJ 07962

Andrew G. Aiello              Senior Vice President Channel Head - National Accounts
5 Park Plaza
Suite 1900
Irvine, CA 92614

Curtis Wohlers                Senior Vice President, National Sales Manager, Independent
1 MetLife Plaza               Planner and Insurance Advisors
27-01 Queens Plaza North
Long Island City, NY 11101

Jay S. Kaduson                Senior Vice President
10 Park Avenue
Morristown, NJ 07962

John G. Martinez              Vice President, Chief Financial Officer
501 Route 22
Bridgewater, NJ 08807

Debora L. Buffington          Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614

David DeCarlo                 Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614


NAME AND PRINCIPAL            POSITIONS AND OFFICES
BUSINESS ADDRESS              WITH UNDERWRITER
---------------------------   ---------------------------------------------------------------
Paul M. Kos                   Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Craig W. Markham              Vice President
13045 Tesson Ferry Road
St Louis, MO 63128
Suite 1900
Irvine, CA 92614

Cathy Sturdivant              Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paulina Vakouros              Vice President
1095 Avenue of the Americas
New York, New York 10036

Rashid Ismail                 Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614




(c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:



                                                  (2)
                  (1)                      NET UNDERWRITING          (3)              (4)
           NAME OF PRINCIPAL                 DISCOUNTS AND     COMPENSATION ON     BROKERAGE             (5)
              UNDERWRITER                     COMMISSIONS         REDEMPTION      COMMISSIONS    OTHER COMPENSATION
           -----------------               ----------------    ---------------    -----------    ------------------
MetLife Investors Distribution
  Company..............................       $76,372,503             $0               $0                $0



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

(1)  MetLife Insurance Company of Connecticut
     1300 Hall Boulevard
     Bloomfield, Connecticut 06002-2910

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver with any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

MetLife Insurance Company of Connecticut hereby represents:

(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the MetLife Insurance Company of Connecticut.

                                   SIGNATURES


As required by the Securities Act of 1933, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the Town of Bloomfield, and State of Connecticut, on this 5th Day of April 2011.


                                        MetLife Insurance Company of Connecticut
                                                                    (Registrant)

                                        METLIFE INSURANCE COMPANY OF CONNECTICUT
                                                                     (Depositor)

                                        By:     /s/ BENNETT D. KLEINBERG
                                            ------------------------------------
                                            Bennett D. Kleinberg, Vice President
                                                     and Senior Actuary


As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 5th Day of April 2011.



         /s/ *MICHAEL K. FARRELL                  Director, Chairman of the Board, President
---------------------------------------------        and Chief Executive Officer
             (Michael K. Farrell)

          /s/ *MARIA R. MORRIS                    Director
---------------------------------------------
              (Maria R. Morris)

      /s/ *ROBERT E. SOLLMANN, JR.                Director
---------------------------------------------
           (Robert E. Sollmann, Jr.

          /s/ *STANLEY J. TALBI                   Executive Vice President and Chief
---------------------------------------------        Financial Officer
              (Stanley J. Talbi)

          /s/ *PETER M. CARLSON                   Executive Vice President and Chief
---------------------------------------------        Accounting Officer
              (Peter M. Carlson)



                                        *By:         /s/ MYRA L. SAUL
                                             -----------------------------------
                                               Myra L. Saul , Attorney-in-fact
* MetLife Insurance Company of Connecticut. Executed by Myra L. Saul on behalf of those indicated pursuant to powers of attorney filed herewith.

                                  EXHIBIT INDEX


10    Consent of Independent Registered Public Accounting Firm